UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8894


                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as specified in charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Rhee
                     Jackson National Asset Management,LLC
                                1 Corporate Way
                            Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: December 31

Date of Reporting period: June 30, 2005


Item 1. Report to Shareholders

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust, JNL Variable Fund LLC and JNLNY Variable Fund I LLC for the six-month period ending June 30, 2005.

The Dow Jones, S&P 500 and NASDAQ all experienced a downturn during the first half of the year after being up in the 2004 calendar year.

Equity market indicators for the six-month period ending June 30, 2005, showed the Dow Jones down -3.65%; the S&P 500 down -0.81%; the EAFE Index (a proxy for international stock markets) down -1.17%, and the NASDAQ down -5.12%. Value oriented stocks with slightly positive returns in the first six months, led by mid-cap value stocks, outpaced growth stocks during the first half of the year. In addition, the energy sector continued to perform well, benefiting from higher oil prices.

Fixed income market indicators for the six-month period ending June 30, 2005, showed the Lehman Brothers Aggregate Bond Index up 2.51% and the Lehman Brothers High Yield Bond Index up 1.11%.

The U.S. domestic economy seems to be doing moderately well with inflation and gross domestic product growth at reasonable rates. Payrolls employment and corporate profits have continued their upward trend. Stock prices have generally followed earnings. Although market returns are somewhat flat, there is a general feeling that stock valuations will move upward with positive earnings growth. In late June, the Federal Reserve Board raised the federal funds rate for the ninth consecutive time in just over a year to 3.25%. The Federal Reserve Board meets again on August 9, 2005, and we may see another rate increase in an effort to moderate growth. The housing market continues to perform well with mortgage rates staying relatively low. Through any market environment, we recommend that our investors maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategy. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds affords you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.


Respectfully,

/s/ Robert A. Fritts

Robert A. Fritts
President & Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC
JNLNY Variable Fund I LLC

JNL SERIES TRUST (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2005
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JNL/AIM Large Cap Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   34.8%
     Consumer, Cyclical                                       19.5%
     Technology                                               14.0%
     Financial                                                11.3%
     Energy                                                   7.7%
     Industrial                                               7.6%
     Communications                                           2.7%
     Money Market Investment                                  2.4%
                                                              100.0%

Common Stocks - 98.4%
Aerospace & Defense - 5.2%
     Boeing Co.                                               57                             $3,749
     General Dynamics Corp.                                   22                             2,454
     Lockheed Martin Corp.                                    76                             4,943
     Rockwell Collins                                         68                             3,247
     United Technologies Corp.                                45                             2,326
                                                                                             16,719
Agriculture - 1.8%
     Monsanto Co.                                             95                             5,948

Apparel - 2.8%
     Coach Inc. (b)                                           79                             2,635
     Nike Inc. - Class B (l)                                  74                             6,400
                                                                                             9,035
Beverages - 1.0%
     PepsiCo Inc.                                             58                             3,150

Biotechnology - 0.9%
     Genentech Inc. (b)                                       41                             3,291

Commercial Services - 0.7%
     Accenture Ltd.                                           104                            2,358

Computers - 7.3%
     Apple Computer Inc. (b)                                  106                            3,883
     Dell Inc. (b)                                            361                            14,279
     NCR Corp. (b)                                            65                             2,276
     Seagate Technology  (b)                                  173                            3,042
                                                                                             23,480
Cosmetics & Personal Care - 4.0%
     Gillette Co.                                             164                            8,308
     Proctor & Gamble Co. (l)                                 85                             4,478
                                                                                             12,786
Diversified Financial Services - 7.3%
     Bear Stearns Cos. Inc.                                   28                             2,952
     Countrywide Financial Corp.                              157                            6,054
     Goldman Sachs Group Inc.                                 32                             3,285
     Lehman Brothers Holdings Inc. (l)                        52                             5,202
     SLM Corp.                                                119                            6,060
                                                                                             23,553
Food - 1.0%
     Hershey Foods Corp.                                      52                             3,229

Healthcare - 19.5%
     Aetna Inc.                                               100                            8,282
     Alcon Inc.                                               86                             9,416
     Becton Dickinson & Co.                                   64                             3,337
     CR Bard Inc.                                             34                             2,261
     HCA Inc.                                                 127                            7,220
     Johnson & Johnson                                        198                            12,864
     Quest Diagnostics Inc.                                   77                             4,080
     UnitedHealth Group Inc.                                  215                            11,224
     WellPoint Inc. (b)                                       61                             4,213
                                                                                             62,897
Home Builders - 2.0%
     DR Horton Inc.                                           96                             3,614
     NVR Inc. (b) (l)                                         4                              2,957
                                                                                             6,571
Household Products - 1.1%
     Fortune Brands Inc.                                      41                             3,659

Insurance - 4.1%
     Allstate Corp.                                           82                             4,888
     Chubb Corp.                                              29                             2,483
     Cigna Corp.                                              24                             2,590
     MetLife Inc.                                             76                             3,424
                                                                                             13,385
Internet - 1.0%
     VeriSign Inc. (l)                                        109                            3,129

Lodging - 0.7%
     Marriott International Inc. - Class A                    33                             2,224

Machinery - 0.8%
     Rockwell Automation Inc.                                 55                             2,689

Metal Fabrication & Hardware - 1.0%
     Precision Castparts Corp.                                42                             3,295

Oil & Gas Producers - 7.8%
     Apache Corp.                                             40                             2,584
     Chevron Corp.                                            88                             4,899
     ConocoPhillips                                           118                            6,807
     Devon Energy Corp.                                       70                             3,568
     Valero Energy Corp.                                      92                             7,254
                                                                                             25,112
Pharmaceuticals - 4.9%
     Caremark Rx Inc. (b)                                     52                             2,333
     Express Scripts Inc. (b)                                 50                             2,499
     GlaxoSmithKline Plc - ADR                                52                             2,503
     Medco Health Solutions Inc. (b)                          65                             3,468
     Sanofi-Synthelabo SA - ADR                               54                             2,230
     Shire Pharmaceuticals Group - ADR                        81                             2,667
                                                                                             15,700
Retail - 14.1%
     Abercrombie & Fitch Co. - Class A                        69                             4,706
     Best Buy Co. Inc.                                        37                             2,536
     Chico's FAS Inc. (b) (l)                                 85                             2,900
     Darden Restaurants Inc.                                  107                            3,532
     Federated Department Stores Inc.                         34                             2,514
     Home Depot Inc.                                          63                             2,447
     J.C. Penney Co. Inc.                                     50                             2,629
     Michaels Stores Inc.                                     62                             2,569
     Nordstrom Inc.                                           89                             6,070
     Sears Holdings Corp. (b)                                 16                             2,398
     Staples Inc.                                             299                            6,366
     Yum! Brands Inc. (l)                                     136                            7,072
                                                                                             45,739
Semiconductors - 2.2%
     Intel Corp.                                              60                             1,566
     National Semiconductor Corp.                             114                            2,514
     Texas Instruments Inc.                                   105                            2,947
                                                                                             7,027
Software - 4.7%
     Adobe Systems Inc.                                       177                            5,074
     Autodesk Inc.                                            106                            3,657
     Microsoft Corp.                                          173                            4,297
     Oracle Corp. (b)                                         157                            2,070
                                                                                             15,098
Telecommunications Equipment - 1.2%
     Cisco Systems Inc. (b)                                   199                            3,801

Transportation - 0.7%
     Burlington Northern Santa Fe Corp.                       47                             2,213

Wireless Telecommunications - 0.6%
     Motorola Inc.                                            105                            1,914
     Total Common Stocks (cost $290,881)                                                     318,001

Short Term Investments - 7.1%
Money Market Funds - 2.4%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             7,713                          7,713

Securities Lending Collateral - 4.7%
     Mellon GSL Delaware Business Trust Collateral Fund       15,313                         15,313
     Total Short Term Investments (cost $23,026)                                             23,026

Total Investments - 105.5% (cost $313,907)                                                   341,028
Other Assets and Liabilities, Net -  (5.5%)                                                  (17,656)
Total Net Assets - 100%                                                                      $323,372

JNL/AIM Real Estate Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                88.0%
     Money Market Investment                                  6.5%
     Consumer, Cyclical                                       5.1%
     Industrial                                               0.4%
                                                              100.0%

Common Stocks - 95.3%
Lodging - 5.4%
     Hilton Hotels Corp.                                      62                             $1,486
     La Quinta Corp. (b)                                      12                             113
     Orient-Express Hotels Ltd. (b)                           5                              149
     Starwood Hotels & Resorts Worldwide Inc.                 21                             1,235
                                                                                             2,983
Real Estate - 89.9%
     Alexandria Real Estate Equites Inc.                      10                             749
     AMB Property Corp.                                       7                              291
     American Campus Communities Inc.                         11                             252
     American Financial Realty Trust (l)                      26                             398
     Archstone-Smith Trust                                    46                             1,769
     Arden Realty Inc. (l)                                    11                             396
     Ascendas Real Estate Investment Trust                    58                             76
     Avalonbay Communities Inc.                               20                             1,648
     Boston Properties Inc.                                   33                             2,303
     Brandywine Realty Trust (l)                              16                             481
     BRE Properties Inc. - Class A                            1                              25
     Brookfield Properties Co. (b)                            27                             778
     Camden Property Trust (l)                                7                              349
     Capitacommercial Trust (b)                               42                             38
     Capital & Regional Plc                                   17                             252
     Capital Automotive Reit                                  11                             420
     CapitaLand Ltd.                                          36                             51
     Capitamall Trust                                         31                             44
     Carramerica Realty Corp. (l)                             15                             554
     Catellus Development Corp.                               13                             413
     Centerpoint Properties Trust                             36                             1,523
     Citycon Oyj (b)                                          27                             101
     Colonial Properties Trust                                5                              224
     Cominar Real Estate Investment Trust (b)                 6                              88
     Derwent Valley Holdings Plc (b)                          13                             284
     Developers Divers Realty Corp. (l)                       37                             1,701
     Education Realty Trust Inc. (b)                          10                             174
     Entertainment Properties Trust                           7                              313
     Equity Inns Inc.                                         17                             225
     Equity Residential Properties Trust                      62                             2,298
     Essex Property Trust Inc.                                13                             1,063
     Extra Space Storage Inc. (l)                             10                             136
     Federal Realty Investors Trust                           12                             720
     First Potomac Realty Trust (b)                           4                              97
     General Growth Properties                                94                             3,871
     GMH Communities Trust                                    5                              71
     Hang Lung Properties Ltd.                                62                             91
     Hongkong Land Holdings Ltd. (b)                          62                             173
     Host Marriott Corp.                                      118                            2,058
     Hysan Development Co. Ltd.                               52                             108
     Kilroy Realty Corp.                                      6                              261
     Land Securities Group Plc                                12                             299
     Liberty International Plc                                12                             200
     Macerich Co.                                             31                             2,085
     Macquarie Goodman Group (b)                              21                             65
     Mills Corp.                                              19                             1,125
     Mitsui Fudosan Co. Ltd.                                  12                             134
     Multiplex Group (b)                                      93                             205
     New Plan Excel Realty Trust                              5                              133
     Pan Pacific Retail Properties Inc. (l)                   8                              518
     Post Properties Inc.                                     4                              141
     Prologis (l)                                             76                             3,046
     Public Storage Inc. (l)                                  17                             1,082
     Reckson Associate Realty Corp.                           11                             359
     Regency Centers Corp.                                    29                             1,636
     Simon Property Group Inc.                                57                             4,117
     Singapore Land Ltd.                                      15                             50
     Sino Land Co.                                            48                             51
     Sl Green Realty Corp. (l)                                29                             1,858
     Spirit Finance Corp. (b)                                 11                             133
     Stockland                                                21                             88
     Summit Real Estate Investment Trust                      6                              105
     Tokyu Reit Inc. (b)                                      -                              334
     Trizec Properties Inc.                                   66                             1,351
     United Dominion Realty Trust Inc.                        11                             273
     Urstadt Biddle Properties Inc. - Class A                 24                             420
     U-Store-It Trust                                         17                             320
     Ventas Inc.                                              15                             458
     Vornado Realty Trust                                     29                             2,315
     Westfield Group                                          10                             135
                                                                                             49,903

     Total Common Stocks (cost $49,791)                                                      52,887

Preferred Stocks - 0.6%
Real Estate - 0.6%
     Alexandria Real Estate Equity - Class C (b)              1                              26
     CBL & Associates Properties - Series D (b)               2                              48
     Cousins Property - Class B (b)                           2                              53
     Eagle Hospitality Properties (b)                         3                              78
     Entertainment Properties Trust (b)                       2                              38
     Mills Corp. (b)                                          4                              103

     Total Preferred Stocks (cost $344)                                                      346

Short Term Investments - 21.0%
Money Market Funds - 6.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             2,700                          2,700
     Dreyfus Government Cash Management, 3.00% (a)            946                            946
                                                                                             3,646
Securities Lending Collateral - 14.5%
     Mellon GSL Delaware Business Trust Collateral Fund       8,029                          8,029
     Total Short Term Investments (cost $11,675)                                             11,675

Total Investments - 116.9% (cost $61,810)                                                    64,908
Other Assets and Liabilities, Net -  (16.9%)                                                 (9,379)
Total Net Assets - 100%                                                                      $55,529

JNL/AIM Small Cap Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   24.1%
     Consumer, Cyclical                                       23.7%
     Industrial                                               15.1%
     Technology                                               10.6%
     Communications                                           9.4%
     Financial                                                7.8%
     Energy                                                   5.4%
     Money Market Investment                                  1.8%
     Basic Materials                                          1.6%
     Diversified                                              0.5%
                                                              100.0%

Common Stocks - 96.6%
Aerospace & Defense - 0.9%
     United Industrial Corp.                                  12                         $   432

Apparel - 1.3%
     Warnaco Group Inc. (b)                                   17                             400
     Wolverine World Wide Inc.                                12                             297
                                                                                             697
Banks - 4.0%
     Amegy Bancorp. Inc. (b)                                  16                             360
     East West Bancorp. Inc.                                  11                             359
     Privatebancorp. Inc.                                     7                              244
     SVB Financial Group (b)                                  9                              441
     Texas Capital Bancshares Inc. (b)                        10                             203
     Texas Regional Bancshares Inc.                           8                              239
                                                                                             1,846
Biotechnology - 3.0%
     Affymetrix Inc. (b) (l)                                  7                              367
     Integra Lifesciences Holdings Corp. (b)                  11                             318
     Millipore Corp.                                          5                              306
     Myriad Genetics Inc. (b                                  10                             158
     Protein Design Labs Inc. (b) (l)                         13                             265
                                                                                             1,414
Building Materials - 1.1%
     Eagle Materials Inc.                                     5                              500

Chemicals - 0.9%
     FMC Corp. (b)                                            7                              404

Commercial Services - 5.3%
     Advisory Board Co. (b)                                   6                              273
     Corporate Executive Board Co.                            6                              454
     CoStar Group Inc. (b)                                    10                             414
     CRA International Inc. (b)                               6                              345
     Euronet Worldwide Inc. (b)                               15                             445
     MPS Group Inc. (b)                                       26                             241
     Steiner Leisure Ltd. (b)                                 8                              304
                                                                                             2,476
Computers - 1.2%
     Catapult Communications Corp. (b)                        10                             167
     Mercury Computer Systems Inc. (b)                        14                             375
                                                                                             542
Distribution & Wholesale - 0.7%
     Hughes Supply Inc.                                       12                             329

Diversified Financial Services - 1.3%
     Affiliated Managers Group Inc. (b) (l)                   5                              342
     Jefferies Group Inc.                                     7                              261
                                                                                             603
Electronics - 4.6%
     Daktronics Inc. (b)                                      1                              14
     Faro Technologies Inc. (b)                               14                             390
     Flir Systems Inc. (b)                                    15                             436
     Imax Corp. (b)                                           29                             286
     Thomas & Betts Corp. (b)                                 11                             316
     Trimble Navigation Ltd. (b)                              10                             399
     Varian Inc. (b)                                          9                              325
                                                                                             2,166
Entertainment - 2.2%
     Lions Gate Entertainment Corp. (b)                       41                             416
     Macrovision Corp. (b)                                    15                             336
     Penn National Gaming Inc. (b)                            7                              252
                                                                                             1,004
Environmental Control - 0.9%
     Stericycle Inc. (b)                                      8                              418

Food - 0.9%
     United Natural Foods Inc. (b)                            14                             437

Healthcare - 9.7%
     American Medical Systems Holdings Inc. (b)               20                             411
     Amsurg Corp. (b)                                         10                             267
     Centene Corp. (b)                                        8                              259
     Gen-Probe Inc. (b)                                       10                             344
     Immucor Inc. (b)                                         11                             314
     Intuitive Surgical Inc. (b)                              7                              345
     LifePoint Hospitals Inc. (b)                             11                             561
     Mentor Corp.                                             12                             514
     NuVasive Inc. (b)                                        20                             329
     Pediatrix Medical Group Inc. (b)                         6                              412
     Resmed Inc. (b) (l)                                      6                              363
     Wright Medical Group Inc. (b)                            15                             395
                                                                                             4,514
Home Builders - 0.9%
     Beazer Homes USA Inc. (l)                                7                              417

Home Furnishings - 0.9%
     Tempur-Pedic International Inc. (b)                      20                             433

Household Products - 2.2%
     Church & Dwight Co. Inc.                                 9                              340
     Scotts Miracle-Gro Co. (b)                               6                              420
     Toro Co.                                                 7                              278
                                                                                             1,038
Insurance - 1.3%
     HCC Insurance Holdings Inc.                              8                              295
     Proassurance Corp. (b)                                   7                              288
                                                                                             583
Internet - 5.0%
     Blue Coat Systems Inc. (b)                               5                              140
     F5 Networks Inc. (b)                                     5                              241
     Internet Security Systems (b)                            19                             375
     Macromedia Inc. (b)                                      16                             619
     Sapient Corp. (b)                                        45                             358
     Valueclick Inc. (b)                                      29                             359
     Websense Inc. (b)                                        5                              245
                                                                                             2,337
Iron & Steel - 0.7%
     Carpenter Technology Corp.                               7                              337

Leisure Time - 1.1%
     Nautilus Group Inc.                                      17                             496

Lodging - 1.6%
     Choice Hotels International Inc.                         7                              447
     Kerzner International Ltd. (b)                           5                              290
                                                                                             737
Machinery - 2.4%
     Graco Inc.                                               8                              259
     IDEX Corp. (l)                                           7                              282
     JLG Industries Inc.                                      20                             558
                                                                                             1,099
Manufacturing - 0.6%
     Actuant Corp. - Class A (b)                              6                              292

Media - 0.5%
     Radio One Inc. (b)                                       7                              87
     Radio One Inc.  - Class D (b) (l)                        12                             147
                                                                                             234
Oil & Gas Producers - 2.8%
     Encore Acquisition Co. (b)                               10                             414
     Range Resources Corp.                                    17                             444
     Unit Corp. (b)                                           10                             436
                                                                                             1,294
Oil & Gas Services - 2.6%
     Cal Dive International Inc. (b)                          10                             513
     Core Laboratories NV (b)                                 12                             327
     FMC Technologies Inc. (b)                                11                             364
                                                                                             1,204
Pharmaceuticals - 3.3%
     Amylin Pharmaceuticals Inc. (b) (l)                      12                             251
     First Horizon Pharmaceutical Corp. (b)                   16                             303
     MGI Pharma Inc. (b)                                      13                             287

     United Therapeutics Corp. (b)                            6                              284
     VCA Antech Inc. (b)                                      18                             427
                                                                                             1,552
Real Estate - 1.2%
     BioMed Realty Trust Inc.                                 6                              153
     Pan Pacific Retail Properties Inc.                       6                              412
                                                                                             565
Retail - 12.5%
     Aeropostale Inc. (b)                                     14                             484
     Bebe Stores Inc. (l)                                     11                             288
     BJ's Wholesale Club Inc. (b)                             12                             380
     Children's Place Retail Stores Inc. (b)                  9                              397
     GameStop Corp. (b)                                       11                             366
     Guitar Center Inc. (b)                                   6                              344
     Jack In The Box Inc. (b)                                 11                             425
     JOS A Bank Clothiers Inc. (b) (l)                        14                             590
     MSC Industrial Direct Co. - Class A                      13                             435
     Pacific Sunwear of California Inc. (b)                   9                              202
     Panera Bread Co. - Class A (b)                           4                              236
     PF Chang's China Bistro Inc. (b) (l)                     8                              495
     Rare Hospitality International Inc. (b)                  14                             413
     Regis Corp.                                              9                              332
     Sonic Corp. (b)                                          15                             454
                                                                                             5,841
Semiconductors - 4.7%
     ARM Holdings Plc                                         63                             386
     Formfactor Inc. (b)                                      14                             380
     Microsemi Corp. (b)                                      25                             470
     Semtech Corp. (b)                                        3                              53
     Sigmatel Inc. (b)                                        10                             163
     Tessera Technologies Inc. (b)                            11                             381
     Varian Semiconductor Equipment Associates Inc. (b)       10                             352
                                                                                             2,185
Software - 4.6%
     Ansys Inc. (b)                                           4                              124
     Avid Technology Inc. (b)                                 6                              314
     Cerner Corp. (b) (l)                                     9                              585
     Epicor Software Corp. (b)                                25                             331
     Global Payments Inc.                                     6                              434
     MicroStrategy Inc. - Class A (b)                         7                              371
     Per-Se Technologies Inc. (b)                             -                              4
                                                                                             2,163
Telecommunications - 0.2%
     Neustar Inc. - Class A (b)                               3                              79

Telecommunications Equipment - 2.5%
     Netgear Inc. (b)                                         19                             350
     Plantronics Inc.                                         7                              251
     Polycom Inc.                                             19                             279
     Safenet Inc. (b)                                         9                              293
                                                                                             1,173
Toys & Hobbies - 1.5%
     Marvel Enterprises Inc. (b)                              20                             386
     Rc2 Corp. (b)                                            8                              308
                                                                                             694
Transportation - 4.4%
     Forward Air Corp.                                        12                             351
     Heartland Express Inc.                                   13                             245
     Kirby Corp. (b)                                          5                              230
     Knight Transportation Inc.                               10                             251
     Old Dominion Freight Line Inc. (b)                       8                              223
     Swift Transportation Co. Inc. (b)                        18                             410
     UTI Worldwide Inc.                                       5                              341
                                                                                             2,051
Wireless Telecommunications - 1.1%
     Alamosa Holdings Inc. (b)                                36                             498
     Total Common Stocks (cost $38,535)                                                      45,086

Mutual Funds - 0.5%
     Ishares Nasdaq Biotechnology Index Fund (l)              3                              231
     Total Mutual Funds (cost $244)                                                          231

Short Term Investments - 11.5%
Money Market Funds - 1.8%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             822                            822

Securities Lending Collateral - 9.7%
     Mellon GSL Delaware Business Trust Collateral Fund       4,520                          4,520
     Total Short Term Investments (cost $5,342)                                              5,342

Total Investments - 108.6% (cost $44,121)                                                    50,659
Other Assets and Liabilities, Net -  (8.6%)                                                  (4,022)
Total Net Assets - 100%                                                                      $46,637

JNL/Alger Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   29.6%
     Communications                                           17.0%
     Consumer, Cyclical                                       12.6%
     Energy                                                   12.1%
     Technology                                               11.0%
     Industrial                                               8.2%
     Financial                                                7.3%
     Money Market Investment                                  2.2%
                                                              100.0%

Common Stocks - 98.0%
Aerospace & Defense - 2.7%
     Boeing Co.                                               36                             $2,396
     General Dynamics Corp.                                   32                             3,549
                                                                                             5,945
Apparel - 1.4%
     Coach Inc. (b)                                           60                             1,997
     Polo Ralph Lauren Corp.                                  28                             1,190
                                                                                             3,187
Beverages - 1.2%
     PepsiCo Inc.                                             53                             2,858

Biotechnology - 3.4%
     Amgen Inc. (b)                                           66                             3,978
     Genentech Inc. (b)                                       48                             3,878
                                                                                             7,856
Computers - 3.6%
     Apple Computer Inc. (b)                                  177                            6,526
     EMC Corp. (b)                                            125                            1,713
                                                                                             8,239
Cosmetics & Personal Care - 2.2%
     Avon Products Inc.                                       51                             1,923
     Gillette Co.                                             64                             3,245
                                                                                             5,168
Diversified Financial Services - 2.7%
     Franklin Resources Inc.                                  50                             3,841
     Merrill Lynch & Co. Inc.                                 43                             2,349
                                                                                             6,190
Healthcare - 10.3%
     Beckman Coulter Inc.                                     17                             1,068
     HCA Inc.                                                 131                            7,429
     Health Management Associates Inc. (l)                    135                            3,540
     Humana Inc.                                              59                             2,329
     Johnson & Johnson                                        27                             1,749
     Medtronic Inc.                                           56                             2,913
     Pacificare Health Systems Inc. (b) (l)                   34                             2,408
     St. Jude Medical Inc. (b)                                29                             1,278
     Varian Medical Systems Inc. (b) (l)                      32                             1,202
                                                                                             23,916
Home Builders - 1.5%
     Pulte Homes Inc.                                         42                             3,522

Insurance - 4.6%
     American International Group Inc.                        28                             1,621
     Cigna Corp.                                              49                             5,191
     Genworth Financial Inc. - Class A                        48                             1,439
     St. Paul Travelers Cos. Inc.                             61                             2,399
                                                                                             10,650
Internet - 6.3%
     Ebay Inc. (b)                                            112                            3,681
     Google Inc. - Class A (b) (l)                            14                             4,177
     Netflex Inc. (b) (l)                                     179                            2,939
     Yahoo! Inc. (b)                                          112                            3,876
                                                                                             14,673
Lodging - 2.5%
     Harrah's Entertainment Inc.                              49                             3,531
     Hilton Hotels Corp.                                      96                             2,280
                                                                                             5,811
Machinery - 2.1%
     Caterpillar Inc.                                         30                             2,821
     Rockwell Automation Inc.                                 40                             1,948
                                                                                             4,769
Manufacturing - 3.6%
     Eastman Kodak Co. (l)                                    128                            3,439
     Tyco International Ltd.                                  164                            4,784
                                                                                             8,223
Media - 6.5%
     News Corp. Inc. (l)                                      248                            4,008
     Sirius Satellite Radio (b)                               415                            2,690
     Walt Disney Co.                                          85                             2,138
     XM Satellite Radio Holdings - Class A (b) (l)            181                            6,096
                                                                                             14,932
Mining - 1.4%
     Peabody Energy Corp.                                     61                             3,154

Oil & Gas Producers - 7.3%
     Canadian Natural Resources Ltd. (b)                      23                             844
     Exxon Mobil Corp.                                        121                            6,954
     Sasol Ltd. - ADR (l)                                     81                             2,193
     Suncor Energy Inc.                                       44                             2,058
     Talisman Energy Inc. (b)                                 32                             1,206
     Transocean Inc.                                          69                             3,721
                                                                                             16,976
Oil & Gas Services - 1.5%
     National Oilwell Varco Inc. (b)                          72                             3,430

Pharmaceuticals - 11.1%
     AmerisourceBergen Corp.                                  27                             1,874
     Caremark Rx Inc. (b)                                     80                             3,573
     Medco Health Solutions Inc. (b)                          35                             1,862
     Novartis AG - ADR                                        44                             2,092
     Pfizer Inc.                                              190                            5,246
     Sanofi-synthelabo SA - ADR                               53                             2,160
     Schering-Plough Corp.                                    244                            4,651
     Wyeth                                                    96                             4,254
                                                                                             25,712
Pipelines - 1.9%
     Enterprise Products Partners LP (l)                      58                             1,561
     Williams Cos. Inc.                                       153                            2,901
                                                                                             4,462
Retail - 7.2%
     CVS Corp.                                                122                            3,544
     Federated Department Stores Inc. (l)                     34                             2,499
     J.C. Penney Co. Inc.                                     34                             1,793
     Lowe's Cos. Inc.                                         41                             2,375
     Saks Inc. (b)                                            117                            2,227
     Wal-Mart Stores Inc.                                     42                             2,024
     Yum! Brands Inc.                                         41                             2,125
                                                                                             16,587
Semiconductors - 3.2%
     Intel Corp.                                              148                            3,850
     Linear Technology Corp. (l)                              47                             1,741
     National Semiconductor Corp.                             86                             1,884
                                                                                             7,475
Software - 4.2%
     Microsoft Corp.                                          178                            4,428
     NAVTEQ Corp. (b)                                         53                             1,959
     Oracle Corp. (b)                                         253                            3,344
                                                                                             9,731
Telecommunications - 1.8%
     Sprint Corp. (l)                                         169                            4,233

Telecommunications Equipment - 0.7%
     Corning Inc. (b)                                         103                            1,707

Tobacco - 1.5%
     Altria Group Inc.                                        53                             3,408

Wireless Telecommunications - 1.6%
     Nextel Partners Inc. (b) (l)                             70                             1,764
     Nokia Corp. - Class A - ADR                              119                            1,975
                                                                                             3,739

     Total Common Stocks (cost $212,905)                                                     226,553

Short Term Investments - 14.9%
Money Market Funds - 2.2%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             5,166                          5,166

Securities Lending Collateral - 12.7%
     Mellon GSL Delaware Business Trust Collateral Fund       29,375                         29,375
     Total Short Term Investments (cost $34,541)                                             34,541

Total Investments - 112.9% (cost $247,446)                                                   261,094
Other Assets and Liabilities, Net -  (12.9%)                                                 (29,763)
Total Net Assets - 100%                                                                      $231,331

JNL/Eagle Core Equity Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   23.4%
     Technology                                               15.5%
     Consumer, Cyclical                                       14.0%
     Financial                                                13.0%
     Industrial                                               12.9%
     Communications                                           11.0%
     Money Market Investment                                  4.7%
     Energy                                                   3.8%
     Utilities                                                1.0%
     Basic Materials                                          0.7%
                                                              100.0%

Common Stocks - 93.1%
Advertising - 1.0%
     Omnicom Group Inc.                                       40                             $3,218

Aerospace & Defense - 3.1%
     Boeing Co.                                               43                             2,808
     United Technologies Corp.                                110                            5,623
                                                                                             8,431
Banks - 4.0%
     Bank of America Corp.                                    60                             2,737
     Bank of New York Co. Inc.                                28                             806
     Fifth Third Bancorp.                                     12                             484
     US Bancorp.                                              49                             1,431
     Wachovia Corp.                                           42                             2,088
     Wells Fargo & Co.                                        56                             3,436
                                                                                             10,982
Beverages - 2.1%
     Coca-Cola Co.                                            108                            4,507
     PepsiCo Inc.                                             24                             1,294
                                                                                             5,801
Biotechnology - 0.8%
     Amgen Inc. (b)                                           19                             1,128
     Genentech Inc. (b)                                       7                              538
     Incyte Corp. (b)                                         59                             424
                                                                                             2,090
Chemicals - 0.7%
     Air Products & Chemicals Inc.                            18                             1,085
     E.I. du Pont de Nemours & Co.                            22                             946
                                                                                             2,031
Commercial Services - 1.2%
     Alliance Data Systems Corp. (b)                          11                             446
     McKesson Corp.                                           34                             1,503
     R.R. Donnelley & Sons Co.                                42                             1,449
                                                                                             3,398
Computers - 2.7%
     Dell Inc. (b)                                            191                            7,527

Cosmetics & Personal Care - 1.3%
     Proctor & Gamble Co.                                     70                             3,693

Diversified Financial Services - 6.7%
     American Express Co.                                     88                             4,708
     Capital One Financial Corp.                              8                              640
     CapitalSource Inc. (b) (l)                               39                             762
     Citigroup Inc.                                           128                            5,936
     First Marblehead Corp. (b)                               15                             528
     Franklin Resources Inc.                                  10                             797
     Goldman Sachs Group Inc.                                 23                             2,321
     JPMorgan Chase & Co.                                     35                             1,236
     Merrill Lynch & Co. Inc.                                 28                             1,551
                                                                                             18,479
Electric - 0.5%
     NiSource Inc.                                            56                             1,385

Electrical Components & Equipment - 2.2%
     Emerson Electric Co.                                     97                             6,085

Entertainment - 0.7%
     International Game Technology                            66                             1,855

Environmental Control - 1.1%
     Waste Management Inc.                                    109                            3,095

Food - 1.2%
     General Mills Inc.                                       30                             1,404
     Sysco Corp.                                              51                             1,846
                                                                                             3,250
Gas - 0.5%
     UGI Corp.                                                52                             1,451

Healthcare - 5.7%
     Baxter International Inc.                                93                             3,443
     Boston Scientific Corp. (b)                              16                             428
     Gen-Probe Inc. (b)                                       21                             768
     Guidant Corp.                                            56                             3,735
     HCA Inc.                                                 38                             2,170
     Johnson & Johnson                                        47                             3,049
     UnitedHealth Group Inc.                                  38                             1,960
                                                                                             15,553
Household Products - 2.2%
     Kimberly-Clark Corp.                                     35                             2,209
     Newell Rubbermaid Inc. (l)                               164                            3,905
                                                                                             6,114
Insurance - 0.5%
     American International Group Inc.                        23                             1,319

Internet - 2.1%
     Ebay Inc. (b)                                            68                             2,258
     Google Inc. - Class A (b)                                4                              1,103
     VeriSign Inc. (b) (l)                                    31                             879
     Yahoo! Inc. (b)                                          40                             1,388
                                                                                             5,628
Lodging - 1.2%
     Harrah's Entertainment Inc.                              38                             2,706
     Starwood Hotels & Resorts Worldwide Inc.                 11                             653
                                                                                             3,359
Machinery - 0.3%
     Deere & Co.                                              12                             786

Manufacturing - 4.8%
     3M Co.                                                   24                             1,735
     Cooper Industries Ltd. - Class A                         22                             1,406
     General Electric Corp.                                   132                            4,581
     Harsco Corp.                                             30                             1,637
     Honeywell Inernational Inc.                              29                             1,062
     Tyco International Ltd.                                  93                             2,704
                                                                                             13,125
Media - 3.6%
     McGraw-Hill Cos. Inc.                                    30                             1,328
     News Corp. Inc.                                          105                            1,697
     Time Warner Inc. (b)                                     190                            3,167
     Tribune Co.                                              23                             809
     Viacom Inc. - Class B                                    91                             2,914
                                                                                             9,915
Oil & Gas Producers - 1.8%
     BP Plc - ADR                                             26                             1,622
     Ensco International Inc.                                 36                             1,292
     Exxon Mobil Corp.                                        34                             1,954
                                                                                             4,868
Oil & Gas Services - 1.2%
     Halliburton Co.                                          71                             3,374

Pharmaceuticals - 9.0%
     Cardinal Bergen Health Inc.                              35                             2,001
     Caremark Rx Inc. (b)                                     41                             1,805
     Eli Lilly & Co.                                          56                             3,131
     Gilead Sciences Inc.                                     47                             2,076
     Pfizer Inc.                                              273                            7,533
     Rigel Pharmaceuticals Inc. (b)                           25                             500
     Schering-Plough Corp.                                    78                             1,481
     Sepracor Inc.                                            17                             993
     Teva Pharmaceutical Industries Ltd. - ADR                36                             1,129
     Wyeth                                                    91                             4,058
                                                                                             24,707
Pipelines - 0.6%
     Kinder Morgan Inc.                                       20                             1,664

Real Estate - 1.4%
     Boston Properties Inc.                                   11                             770
     Equity Office Properties Trust                           35                             1,159
     General Growth Properties                                29                             1,192
     Vornado Realty Trust                                     9                              724
                                                                                             3,845
Retail - 10.4%
     Costco Wholesale Corp.                                   20                             887
     CVS Corp.                                                176                            5,108
     Home Depot Inc.                                          137                            5,314
     Kohl's Corp. (b)                                         14                             783
     Lowe's Cos. Inc.                                         13                             780
     McDonald's Corp.                                         221                            6,137
     Outback Steakhouse Inc.                                  22                             1,016
     Target Corp.                                             39                             2,146
     Wal-Mart Stores Inc.                                     135                            6,509
                                                                                             28,680
Semiconductors - 5.8%
     Analog Devices Inc.                                      46                             1,716
     Applied Materials Inc.                                   215                            3,480
     ATI Technologies Inc. (b)                                40                             468
     Broadcom Corp. - Class A (b)                             23                             822
     Entegris Inc. (b)                                        74                             731
     Intel Corp.                                              110                            2,876
     Maxim Integrated Products Inc.                           74                             2,828
     Sigmatel Inc. (b)                                        29                             498
     Texas Instruments Inc.                                   27                             762
     Ultra Clean Holdings (b)                                 117                            875
     Xilinx Inc.                                              32                             817
                                                                                             15,873
Software - 6.8%
     Electronic Arts Inc.                                     23                             1,282
     First Data Corp.                                         32                             1,272
     Microsoft Corp.                                          341                            8,477
     Oracle Corp. (b)                                         277                            3,654
     Veritas Software Corp. (b)                               163                            3,972
                                                                                             18,657
Telecommunications - 0.6%
     SBC Communications Inc.                                  28                             665
     Verizon Communications                                   28                             967
                                                                                             1,632
Telecommunications Equipment - 1.0%
     Cisco Systems Inc. (b)                                   144                            2,747

Tobacco - 0.8%
     Altria Group Inc.                                        33                             2,114

Transportation - 1.2%
     FedEx Corp.                                              42                             3,402

Wireless Telecommunications - 2.0%
     Nextel Partners Inc. (b) (l)                             34                             849
     Nokia Corp. - Class A - ADR                              164                            2,724
     Qualcomm Inc.                                            59                             1,953
                                                                                             5,526

     Total Common Stocks (cost $242,336)                                                     255,658

Preferred Stocks - 0.3%
Insurance - 0.3%
     Travelers Property Casualty Corp., 4.50% (b) (l)         31                             687
     Total Preferred Stocks (cost $768)                                                      687

Corporate Bonds - 0.6%
Healthcare - 0.2%
     Community Health Systems Inc., 4.25%, 10/15/08 (j)       $575                           663
Media - 0.4%
     Liberty Media Corp., 3.25%, 03/15/31 (j) (l)             1,330                          1,017
     Total Corporate Bonds (cost $1,798)                                                     1,680

Short Term Investments - 8.2%
Money Market Funds - 4.7%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             12,934                         12,934

Securities Lending Collateral - 3.5%
     Mellon GSL Delaware Business Trust Collateral Fund       9,486                          9,486
     Total Short Term Investments (cost $22,420)                                             22,420

Total Investments - 102.2% (cost $267,322)                                                   280,445
Other Assets and Liabilities, Net -  (2.2%)                                                  (5,970)
Total Net Assets - 100%                                                                      $274,475

JNL/Eagle SmallCap Equity Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   22.8%
     Industrial                                               20.1%
     Consumer, Cyclical                                       19.8%
     Technology                                               14.4%
     Energy                                                   9.7%
     Communications                                           6.7%
     Money Market Investment                                  3.9%
     Financial                                                2.6%
                                                              100.0%

Common Stocks - 97.2%
Agriculture - 2.0%
     Delta & Pine Land Co.                                    125                            $3,144

Alternative Energy - 1.7%
     FuelCell Energy Inc. (b) (l)                             48                             495
     Headwaters Inc. (b)                                      68                             2,335
                                                                                             2,830
Biotechnology - 1.0%
     deCODE genetics Inc. (b) (l)                             227                            2,131

Commercial Services - 1.6%
     Corrections Corp. of America (b)                         66                             2,591

Computers - 4.5%
     Factset Research Systems Inc. (l)                        116                            4,172
     Radisys Corp. (b)                                        187                            3,015
                                                                                             7,187
Distribution & Wholesale - 1.6%
     SCP Pool Corp.                                           71                             2,485

Electrical Components & Equipment - 1.5%
     General Cable Corp. (b) (l)                              110                            1,635
     Littelfuse Inc. (b)                                      25                             687
                                                                                             2,322
Electronics - 2.0%
     Gentex Corp.                                             62                             1,137
     OYO Geospace Corp. (b)                                   48                             1,014
     Photon Dynamics Inc. (b)                                 47                             969
                                                                                             3,120
Entertainment - 7.0%
     Alliance Gaming Corp. (b) (l)                            147                            2,065
     Lions Gate Entertainment Corp. (b)                       295                            3,026
     Neveda Gold & Casinos Inc. (b)                           120                            1,300
     Shuffle Master Inc. (b) (l)                              167                            4,680
                                                                                             11,071
Environmental Control - 8.5%
     Aleris International Inc. (b)                            236                            5,329
     Duratek Inc. (b)                                         133                            3,074
     Waste Connections Inc. (b) (l)                           139                            5,193
                                                                                             13,596
Healthcare - 16.7%
     American Healthways Inc. (b) (l)                         81                             3,425
     American Medical Systems Holdings Inc. (b)               180                            3,713
     Arrow International Inc.                                 64                             2,032
     Centene Corp. (b)                                        50                             1,672
     Cooper Cos. Inc.                                         20                             1,232
     DJ Orthopedics Inc. (b)                                  68                             1,854
     Horizon Health Corp. (b)                                 132                            3,081
     Inamed Corp. (b)                                         48                             3,240
     Respironics Inc. (b)                                     129                            4,658
     Thoratec Corp. (b)                                       107                            1,646
                                                                                             26,553
Home Furnishings - 5.1%
     Tempur-Pedic International Inc. (b) (l)                  191                            4,239
     Universal Electronics Inc. (b)                           232                            3,846
                                                                                             8,085
Insurance - 2.1%
     Philadelphia Consolidated Holding Co. (b) (l)            39                             3,331

Internet - 3.0%
     Blue Nile Inc. (b) (l)                                   49                             1,611
     eCollege.com Inc. (b) (l)                                68                             803
     Internet Capital Group Inc. (b) (l)                      267                            1,960
     Radware Ltd. (b)                                         18                             334
                                                                                             4,708
Leisure Time - 0.1%
     Orange 21 Inc. (b)                                       23                             119

Machinery - 1.8%
     UNOVA Inc. (b)                                           108                            2,873

Manufacturing - 3.6%
     Actuant Corp. - Class A (b)                              53                             2,550
     Applied Films Corp. (b)                                  122                            3,130
                                                                                             5,680
Metal Fabrication & Hardware - 1.3%
     NS Group Inc. (b)                                        61                             1,993

Oil & Gas Producers - 5.7%
     Patterson-UTI Energy Inc.                                111                            3,080
     Unit Corp. (b)                                           138                            6,051
                                                                                             9,131
Oil & Gas Services - 2.3%
     Core Laboratories NV (b)                                 44                             1,169
     Maverick Tube Corp. (b) (l)                              56                             1,669
     Tetra Technologies Inc. (b)                              27                             857
                                                                                             3,695
Pharmaceuticals - 1.4%
     Dendreon Corp. (b) (l)                                   126                            657
     Medics Pharmaceutical Corp. (l)                          51                             1,615
                                                                                             2,272
Retail - 6.4%
     Build-A-Bear Workshop Inc. (b) (l)                       66                             1,547
     Cabela's Inc. - Class A (b) (l)                          108                            2,309
     Cash America International Inc.                          66                             1,318
     Genesco Inc. (b)                                         134                            4,974
                                                                                             10,148
Savings & Loans - 0.5%
     BankAtlantic Bancorp. Inc.                               34                             637
     Harbor Florida Bancshares                                4                              158
                                                                                             795
Semiconductors - 2.0%
     Integrated Device Technology Inc. (b)                    291                            3,129

Software - 8.1%
     Ansys Inc. (b)                                           100                            3,537
     Datastream Systems Inc. (b)                              380                            2,767
     Eclipsys Corp. (b)                                       180                            2,535
     Global Payments Inc.                                     47                             3,200
     Netsmart Technologies Inc. (b)                           101                            913
                                                                                             12,952
Telecommunications Equipment - 2.6%
     C-COR Inc. (b)                                           224                            1,535
     Tekelec (b)                                              158                            2,659
                                                                                             4,194
Transportation - 1.8%
     OMI Corp. (l)                                            149                            2,834

Wireless Telecommunications - 1.2%
     EMS Technologies Inc. (b)                                132                            1,975

     Total Common Stocks (cost $121,869)                                                     154,945

Short Term Investments - 18.6%
Money Market Funds - 3.9%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             6,157                          6,157

Securities Lending Collateral - 14.7%
     Mellon GSL Delaware Business Trust Collateral Fund       23,398                         23,398

     Total Short Term Investments (cost $29,555)                                             29,555

Total Investments - 115.8% (cost $151,424)                                                   184,500
Other Assets and Liabilities, Net -  (15.8%)                                                 (25,214)
Total Net Assets - 100%                                                                      $159,286

JNL/FMR Balanced Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Government                                               29.4%
     Financial                                                12.3%
     Industrial                                               12.2%
     Consumer, Non-cyclical                                   11.7%
     Communications                                           7.3%
     Energy                                                   7.1%
     Technology                                               6.7%
     Consumer, Cyclical                                       5.9%
     Basic Materials                                          3.3%
     Money Market Investment                                  2.2%
     Utilities                                                1.9%
                                                              100.0%

Common Stocks - 68.2%
Advertising - 0.3%
     Advo Inc.                                                2                              $60
     Lamar Advertising Co. (b) (l)                            8                              338
     Omnicom Group Inc.                                       1                              104
                                                                                             502
Aerospace & Defense - 1.2%
     BE Aerospace Inc. (b)                                    4                              67
     European Aeronautic Defense and Space Co.                5                              166
     Goodrich Corp.                                           6                              246
     Lockheed Martin Corp.                                    3                              195
     Northrop Grumman Corp.                                   3                              160
     Ratheon Co.                                              2                              74
     Rockwell Collins                                         2                              110
     United Technologies Corp.                                7                              339
                                                                                             1,357
Agriculture - 0.4%
     Archer-Daniels-Midland Co.                               1                              26
     Bunge Ltd.                                               2                              133
     Monsanto Co.                                             4                              251
                                                                                             410
Airlines - 0.7%
     Ace Aviation Holdings Inc. - Class A (b)                 3                              94
     Airtran Holdings Inc. (b) (l)                            26                             239
     Delta Air Lines Inc. (b) (l)                             28                             105
     Frontier Airlines Inc. (b)                               27                             275
     Northwest Airlines Corp. (b)                             7                              30
                                                                                             743
Auto Manufacturers - 0.1%
     Wabash National Corp.                                    4                              90

Auto Parts & Equipment - 0.3%
     American Axle & Manufacturing Holdings Inc.              10                             263
     TRW Automotive Holdings Corp. (b)                        6                              135
                                                                                             398
Banks - 3.3%
     Bank of America Corp.                                    35                             1,575
     Cathay General Bancorp.                                  1                              24
     Hdfc Bank Ltd. - ADR (b)                                 1                              47
     Nara Bancorp. Inc.                                       3                              50
     North Fork Bancorp. Inc.                                 7                              197
     Privatebancorp. Inc.                                     -                              14
     R & G Financial Corp. - Class B                          4                              65
     Signature Bank (b)                                       1                              15
     State Street Corp.                                       2                              97
     SVB Financial Group (b)                                  3                              144
     UCBH Holdings Inc.                                       13                             208
     UnionBanCal Corp.                                        1                              87
     W Holding Co. Inc.                                       17                             170
     Wachovia Corp.                                           14                             699
     Wells Fargo & Co.                                        3                              160
     Wilshire Bancorp. Inc.                                   6                              84
     Wintrust Financial Corp.                                 2                              104
                                                                                             3,740
Beverages - 0.3%
     Coca-Cola Co.                                            6                              233
     Coca-Cola Enterprises Inc.                               2                              51
     Diageo Plc (b)                                           -                              6
                                                                                             290
Biotechnology - 0.2%
     Biogen Idec Inc. (b)                                     2                              52
     Genentech Inc. (b)                                       2                              120
     Medimmune Inc. (b)                                       1                              37
     Oscient Pharmaceuticals Corp. (b)                        -                              1
     Serologicals Corp. (b)                                   1                              28
                                                                                             238
Building Materials - 0.7%
     American Standard Cos.                                   2                              65
     Eagle Materials Inc. (l)                                 2                              148
     Florida Rock Industrials (b)                             1                              37
     Martin Marietta Materials Inc.                           2                              111
     Masco Corp.                                              2                              70
     Rinker Group Ltd.                                        11                             117
     Texas Industries Inc.                                    2                              135
     Vulcan Materials Co.                                     1                              77
                                                                                             760
Chemicals - 1.7%
     Airgas Inc.                                              4                              91
     Albemarle Corp.                                          3                              102
     Ashland Inc.                                             4                              266
     Celanese Corp. - Class A (b)                             6                              95
     Crompton Corp.                                           3                              37
     Cytec Industries Inc.                                    1                              52
     Dow Chemical Co.                                         5                              223
     Ferro Corp.                                              -                              8
     Georgia Gulf Corp.                                       -                              3
     Great Lakes Chemical Corp.                               1                              31
     Lubrizol Corp.                                           -                              4
     Lyondell Chemical Co.                                    17                             443
     Mosaic Co. (b) (l)                                       6                              100
     Nova Chemicals Corp.                                     7                              198
     Praxair Inc.                                             2                              107
     Rhodia SA (b)                                            29                             51
     Spartech Corp.                                           2                              37

     UAP Holding Corp. (b)                                    4                              65
                                                                                             1,913
Commercial Services - 0.8%
     BearingPoint Inc. (b)                                    10                             75
     Career Education Corp. (b)                               4                              146
     Carriage Services Inc. (b)                               5                              28
     Cendant Corp.                                            9                              204
     Corrections Corp. of America (b)                         1                              55
     Education Management Corp. (b)                           1                              34
     McKesson Corp.                                           7                              296
     Service Corp. International (b)                          4                              32
     Wright Express Corp. (b)                                 2                              38
                                                                                             908
Computers - 1.5%
     Affiliated Computer Services - Class A (b)               2                              92
     Bisys Group Inc. (b)                                     2                              22
     Cadence Design Systems Inc. (b) (l)                      9                              119
     Ceridian Corp. (b)                                       9                              181
     Hewlett-Packard Co.                                      16                             364
     Hutchinson Technology (b) (l)                            2                              81
     Lexmark International Inc. (b)                           1                              67
     Maxtor Corp. (b)                                         45                             233
     McData Corp. - Class A (b)                               18                             74
     Seagate Technology (b)                                   16                             281
     Western Digital Corp. (b)                                13                             170
                                                                                             1,684
Cosmetics & Personal Care - 0.7%
     Alberto-Culver Co. - Class B                             2                              69
     Colgate-Palmolive Co.                                    5                              250
     Gillette Co.                                             1                              66
     Proctor & Gamble Co.                                     9                              465
                                                                                             850
Distribution & Wholesale - 0.5%
     Bell Microproducts Inc. (b)                              9                              88
     Ingram Micro Inc. - Class A (b)                          11                             171
     Tech Data Corp.                                          2                              73
     WESCO International Inc. (b)                             8                              254
                                                                                             586
Diversified Financial Services - 4.3%
     American Express Co.                                     3                              162
     Capital One Financial Corp. (l)                          2                              176
     Citigroup Inc.                                           29                             1,331
     Countrywide Financial Corp.                              5                              203
     Doral Financial Corp.                                    7                              114
     E*trade Group Inc. (b)                                   10                             140
     Fannie Mae                                               3                              175
     Freddie Mac                                              8                              505
     Goldman Sachs Group Inc.                                 2                              220
     JPMorgan Chase & Co.                                     23                             804
     Lazard Ltd. - Class A (b)                                1                              33
     Lehman Brothers Holdings Inc.                            3                              338
     MBNA Corp.                                               2                              44
     Merrill Lynch & Co. Inc.                                 7                              407
     Metlife Inc. (b)                                         6                              157
     Nuveen Investments - Class A (b)                         3                              113
                                                                                             4,922
Electric - 1.9%
     AES Corp. (b)                                            39                             634
     Allegheny Energy Inc.                                    1                              25
     CMS Energy Corp. (b) (l)                                 3                              48
     Dominion Resources Inc. (l)                              3                              183
     Entergy Corp.                                            2                              121
     Exelon Corp.                                             6                              287
     Northwestern Corp.                                       1                              16
     NRG Energy Inc. (b)                                      1                              26
     PG&E Corp.                                               5                              173
     Pinnacle West Capital Corp.                              1                              36
     PPL Corp.                                                2                              101
     TXU Corp.                                                7                              573
                                                                                             2,223
Electrical Components & Equipment - 0.4%
     American Power Conversion Corp.                          3                              73
     LG Electronics Inc.                                      2                              133
     Molex Inc.                                               3                              78
     Samsung Electronics Co. Ltd.                             -                              137
                                                                                             421
Electronics - 3.0%
     Agilent Technologies Inc. (b)                            10                             239
     Amphenol Corp. - Class A                                 8                              321
     Arrow Electronics Inc. (b)                               4                              106
     Avnet Inc. (b)                                           5                              119
     Celestica Inc. (b)                                       21                             281
     Cymer Inc. (b)                                           5                              137
     Fisher Scientific International Inc. (b) (l)             2                              132
     Flextronics International Ltd. (b)                       27                             358
     Hon Hai Precision Industry Co. Ltd. - GDR                14                             145
     Kemet Corp. (b)                                          4                              22
     Mettler Toledo International Inc. (b)                    2                              98
     Sanmina-SCI Corp. (b)                                    24                             129
     Solectron Corp. (b)                                      104                            393
     Symbol Technologies Inc.                                 22                             220
     Tektronix Inc.                                           4                              98
     Thermo Electron Corp. (b)                                6                              159
     Varian Inc. (b)                                          3                              125
     Vishay Intertechnology Inc. (b)                          5                              63
     Waters Corp. (b)                                         5                              186
     Watts Water Technologies Inc.                            4                              131
                                                                                             3,462
Engineering & Construction - 1.6%
     ABB Ltd. (b)                                             12                             79
     Dycom Industries Inc. (b)                                11                             214
     Fluor Corp.                                              9                              490
     Foster Wheeler Ltd. (b)                                  10                             189
     Granite Construction Inc.                                7                              185
     Jacobs Engineering Group Inc. (b)                        2                              135
     Larsen & Toubro Ltd.                                     4                              92
     Shaw Group Inc. (b)                                      7                              146
     SNC-Lavalin Group Inc.                                   -                              6
     URS Corp.(b)                                             6                              232
     Washington Group International Inc. (b)                  1                              30
                                                                                             1,798
Entertainment - 0.1%
     Macrovision Corp. (b)                                    4                              100
     Six Flags Inc. (b)                                       7                              31
                                                                                             131
Food - 0.9%
     Corn Products International Inc.                         7                              162
     Dean Foods Co. (b)                                       4                              155
     General Mills Inc.                                       3                              117
     Groupe Danone                                            1                              70
     J.M. Smucker Co.                                         3                              133
     Kellogg Co.                                              2                              84
     McCormick & Co. Inc.                                     4                              131
     Safeway Inc. (b)                                         5                              111
     Smithfield Foods Inc. (b)                                2                              57
                                                                                             1,020
Forest Products & Paper - 0.2%
     Smurfit-Stone Container Enterprises Inc. (b) (l)         11                             108
     Tembec Inc. (b)                                          7                              20
     Votorantim Celulose e Papel SA                           6                              66
                                                                                             194
Hand & Machine Tools - 0.1%
     Techtronic Industries Co. Ltd.                           62                             155

Healthcare - 4.0%
     Aetna Inc.                                               2                              157
     Alcon Inc.                                               1                              87
     Aspect Medical Systems Inc. (b)                          2                              65
     Bausch & Lomb Inc.                                       1                              83
     Baxter International Inc.                                7                              275
     Beckman Coulter Inc.                                     1                              89
     Becton Dickinson & Co.                                   1                              68
     Conmed Corp. (b)                                         1                              28
     CR Bard Inc.                                             1                              80
     Cytyc Corp. (b)                                          1                              22
     Dade Behring Holdings Inc. (b)                           7                              429
     DaVita Inc. (b)                                          2                              82
     Edwards Lifesciences Corp. (b)                           4                              155
     Guidant Corp.                                            2                              101
     Hanger Orthopedic Group Inc. (b)                         11                             57
     Health Net Inc. (b)                                      5                              202
     Humana Inc.                                              2                              72
     Immucor Inc. (b)                                         -                              1
     Johnson & Johnson                                        3                              163
     Medtronic Inc.                                           4                              181
     Pacificare Health Systems Inc. (b)                       5                              379
     Pediatrix Medical Group Inc. (b)                         2                              125
     Resmed Inc. (b) (l)                                      2                              119
     Sierra Health Services Inc.                              1                              57
     St. Jude Medical Inc. (b)                                4                              166
     Sunrise Senior Living Inc. (b)                           1                              59
     Synthes Inc.                                             1                              150
     UnitedHealth Group Inc.                                  18                             921
     WellPoint Inc. (b)                                       2                              153
                                                                                             4,526
Home Builders - 1.1%
     Champion Enterprises Inc. (b)                            2                              19
     Coachmen Industries Inc.                                 3                              35
     DR Horton Inc.                                           5                              204
     KB Home                                                  4                              305
     Ryland Group Inc.                                        3                              212
     Standard-Pacific Corp.                                   2                              150
     Toll Brothers Inc. (b)                                   4                              376
                                                                                             1,301
Home Furnishings - 0.1%
     Sony Corp. - ADR                                         2                              69
     Tempur-Pedic International Inc. (b)                      2                              46
                                                                                             115
Household Products - 0.1%
     Spectrum Brands Inc. (b)                                 2                              63

Insurance - 3.3%
     ACE Ltd.                                                 5                              202
     Aflac Inc.                                               5                              212
     AMBAC Financial Group Inc.                               2                              133
     American International Group Inc.                        24                             1,406
     Assurant Inc.                                            2                              87
     Conseco Inc. (b)                                         3                              57
     Endurance Specialty Holdings                             4                              144
     Fidelity National Financial Inc.                         2                              61
     Genworth Financial Inc. - Class A                        3                              94
     Hartford Financial Services Group Inc.                   3                              239
     Hilb Rogal & Hobbs Co.                                   2                              65
     MBIA Inc. (l)                                            4                              255
     MGIC Investment Corp.                                    1                              59
     Scottish Re Group Ltd.                                   14                             335
     Specialty Underwriters' Alliance Inc. (b)                5                              42
     St. Paul Travelers Cos. Inc.                             5                              190
     Universal American Financial Corp. (b)                   3                              57
     USI Holdings Corp. (b)                                   6                              80
     WR Berkley Corp.                                         1                              42
                                                                                             3,760
Internet - 0.9%
     Avocent Corp. (b)                                        3                              79
     Cogent Communications Group Inc. (b)                     -                              3
     Covad Communications Group Inc. (b) (l)                  114                            159
     Ebay Inc. (b)                                            4                              121
     Macromedia Inc. (b)                                      3                              132
     Net B@nk Inc.                                            16                             147
     Symantec Corp.                                           1                              17
     TIBCO Software Inc. (b)                                  5                              30
     WebMD Corp. (b)                                          11                             111
     Yahoo! Inc. (b)                                          6                              198
                                                                                             997
Iron & Steel - 0.0%
     Usinas Sider Minas - Class A (b)                         3                              44

Leisure Time - 0.4%
     Brunswick Corp.                                          3                              134
     Carnival Corp.                                           2                              82
     Royal Caribbean Cruises Ltd. (l)                         4                              174
     WMS Industries Inc. (b)                                  2                              61
                                                                                             451
Lodging - 0.2%
     Kerzner International Ltd. (b)                           3                              177
     Wyndham International Inc. (b)                           9                              10
                                                                                             187
Machinery - 0.3%
     Albany International Corp.                               2                              55
     Astec Industries Inc. (b)                                1                              21
     Atlas Copco AB - Class B (b)                             4                              63
     Briggs & Stratton Corp. (l)                              2                              80
     Gardner Denver Inc. (b)                                  2                              53
     Manitowoc Co. Inc.                                       1                              49
     Weir Group Plc                                           10                             59
                                                                                             380
Manufacturing - 3.2%
     Acuity Brands Inc.                                       2                              41
     Blount International Inc. (b)                            1                              22
     Cooper Industries Ltd. - Class A                         -                              13
     Danaher Corp.                                            1                              68
     Freightcar America Inc. (b)                              2                              34
     General Electric Corp.                                   67                             2,322
     Honeywell Inernational Inc.                              9                              316
     Smith Corp.                                              3                              85
     Smiths Group Plc                                         2                              30
     SPX Corp.                                                4                              170
     Tyco International Ltd.                                  19                             555
                                                                                             3,656
Media - 1.6%
     Antena 3 De Television SA (b)                            6                              120
     DirecTV Holdings LLC (b)                                 7                              102
     EchoStar Communications Corp.                            8                              238
     EW Scripps Co.                                           2                              117
     Gestevision Telecinco SA                                 4                              91
     Lagardere S.C.A.                                         2                              133
     Liberty Media Corp. (b)                                  18                             187
     McGraw-Hill Cos. Inc.                                    2                              89
     News Corp. Inc.                                          14                             227
     Radio One Inc. (b) (l)                                   4                              50
     Salem Communications - Class A (b)                       2                              43
     SBS Broadcasting SA (b)                                  1                              47
     TVN SA (b)                                               3                              45
     Univision Communications Inc. - Class A (b) (l)          -                              11
     Vivendi Universal SA - ADR (b)                           3                              81
     Walt Disney Co.                                          10                             252
                                                                                             1,833
Metal Fabrication & Hardware - 0.4%
     Precision Castparts Corp.                                3                              234
     Timken Co.                                               9                              210
                                                                                             444
Mining - 1.5%
     Agnico-Eagle Mines Ltd.                                  8                              96
     Alcan Aluminium Ltd.                                     7                              210
     Alcoa Inc.                                               7                              188
     Compass Minerals International                           3                              68
     Falconbridge Ltd.                                        2                              67
     Fording Canadian Coal Trust                              1                              110
     GoldCorp. Inc.                                           13                             204
     Inmet Mining Corp. (b)                                   1                              9
     Ivanhoe Mines Ltd. (b)                                   3                              23
     LionOre Mining International Ltd. (b)                    5                              28
     Massey Energy Co.                                        2                              61
     Meridian Gold Inc. (b)                                   15                             273
     Noranda Inc.                                             4                              65
     Phelps Dodge Corp.                                       1                              74
     Stillwater Mining Co. (b)                                10                             71
     Teck Cominco Ltd. (b)                                    3                              88
     Treehouse Foods Inc. (b)                                 1                              29
                                                                                             1,664
Office & Business Equipment - 0.2%
     Xerox Corp. (b)                                          17                             230

Office Furnishings - 0.2%
     Herman Miller Inc. (l)                                   3                              83
     Interface Inc.                                           15                             121
     Steelcase Inc. (b)                                       2                              21
                                                                                             225
Oil & Gas Producers - 3.3%
     Cabot Oil & Gas Corp. - Class A                          2                              80
     Chesapeake Enegy Corp.                                   7                              169
     Encana Corp.                                             6                              221
     Giant Industries Inc. (b)                                -                              14
     Grey Wolf Inc. (b) (l)                                   24                             180
     Holly Corp.                                              5                              216
     Mariner Energy Inc. (b)                                  4                              63
     McMoRan Exploration Co. (b) (l)                          2                              33
     Nabors Industries Ltd. (b)                               2                              127
     Penn Virginia Corp.                                      2                              80
     Petroleum Development Corp. (b)                          2                              48
     Plains Exploration & Production Co. (b)                  3                              92
     Pride International Inc. (b)                             35                             892
     Quicksilver Resources Inc. (b) (l)                       5                              294
     Range Resources Corp.                                    5                              145
     Ultra Petroleum Corp. (b)                                1                              18
     Valero Energy Corp.                                      13                             1,052
                                                                                             3,724
Oil & Gas Services - 3.7%
     BJ Services Co.                                          7                              388
     Grant Prideco Inc. (b)                                   29                             756
     Halliburton Co.                                          22                             1,028
     Maverick Tube Corp. (b)                                  1                              27
     National Oilwell Varco Inc. (b)                          26                             1,257
     Smith International Inc.                                 4                              242
     Weatherford International Ltd. (b) (l)                   8                              470
                                                                                             4,168
Packaging & Containers - 0.6%
     Owens-Illinois Inc.                                      14                             351
     Packaging Corp. of America                               2                              36
     Pactiv Corp. (b)                                         15                             325
                                                                                             712
Pharmaceuticals - 3.1%
     Abbott Laboratories                                      2                              113
     Alkermes Inc. (b)                                        7                              87
     AmerisourceBergen Corp.                                  1                              69
     Angiotech Pharmaceuticals Inc. (b)                       4                              49
     Atherogenics Inc. (b)                                    7                              113
     Barr Laboratories Inc.                                   3                              143
     Cardinal Bergen Health Inc.                              8                              438
     Caremark Rx Inc. (b)                                     3                              135
     Cipla Ltd.                                               4                              29
     Connetics Corp. (l)                                      12                             205
     CSL Ltd.                                                 7                              174
     Endo Pharmaceuticals Holdings Inc. (b)                   4                              102
     Guilford Pharmaceuticals Inc. (b)                        16                             35
     IVAX Corp. (b)                                           5                              101
     Medarex Inc. (b)                                         8                              63
     Medco Health Solutions Inc. (b)                          2                              91
     Omnicare Inc.                                            3                              106
     Onyx Pharmaceuticals Inc. (b)                            2                              55
     OSI Pharmaceuticals Inc. (b)                             3                              131
     Pfizer Inc.                                              23                             646
     Priority Healthcare Corp. - Class B (b) (l)              3                              79
     Schering-Plough Corp.                                    15                             276
     Wyeth                                                    8                              343
                                                                                             3,583
Pipelines - 0.0%
     El Paso Corp.                                            3                              30

Real Estate - 0.7%
     Alexandria Real Estate Equites Inc.                      -                              29
     CBL & Associates Properties Inc.                         1                              60
     Centerpoint Properties Trust                             2                              85
     Corporate Office Properties Trust SBI MD                 1                              24
     Education Realty Trust Inc. (b)                          2                              27
     Equity Lifestyle Properties Inc.                         1                              52
     Equity Office Properties Trust                           2                              70
     Equity Residential Properties Trust                      4                              136
     General Growth Properties                                3                              103
     Highwoods Properties Inc.                                1                              24
     Reckson Associate Realty Corp.                           2                              67
     Trizec Properties Inc.                                   3                              55
     Vornado Realty Trust                                     1                              96
                                                                                             828
Retail - 2.2%
     Aeropostale Inc. (b)                                     3                              104
     Big 5 Sporting Goods Corp.                               3                              94
     Brinker International Inc. (b)                           3                              104
     CVS Corp.                                                9                              267
     Dollar Tree Stores Inc. (b)                              5                              115
     Edgars Consolidated Stores Ltd.                          -                              17
     Federated Department Stores Inc.                         1                              103
     Foot Locker Inc.                                         5                              142
     Fred's Inc.                                              6                              106
     Home Depot Inc.                                          3                              124
     J.C. Penney Co. Inc.                                     2                              110
     Jean Coutu Group Inc.                                    6                              91
     McDonald's Corp.                                         10                             275
     Outback Steakhouse Inc.                                  1                              59
     Pacific Sunwear of California Inc. (b)                   5                              107
     PEP Boys-Manny Moe & Jack                                8                              107
     Rite Aid Corp. (b)                                       7                              28
     Ross Stores Inc.                                         3                              72
     Ruby Tuesday Inc.                                        -                              5
     Sonic Automotive Inc.                                    1                              17
     Sports Authority Inc. (b)                                1                              41
     Staples Inc.                                             2                              45
     Walgreen Co.                                             1                              28
     Wal-Mart Stores Inc.                                     8                              390
                                                                                             2,551
Savings & Loans - 0.7%
     Fidelity Bankshares Inc.                                 3                              68
     First Niagara Financial Group Inc.                       2                              25
     Golden West Financial Corp.                              1                              77
     Hudson City Bancorp. Inc.                                8                              95
     KNBT Bancorp. Inc.                                       2                              30
     New York Community Bancorp. Inc. (l)                     8                              147
     Newalliance Bancshares Inc.                              6                              89
     Sovereign Bancorp. Inc.                                  12                             264
                                                                                             795
Semiconductors - 4.0%
     Advanced Micro Devices Inc. (b)                          3                              50
     Agere Systems Inc. (b)                                   35                             423
     AMIS Holdings Inc. (b)                                   2                              23
     Amkor Technology Inc. (b)                                16                             70
     Analog Devices Inc.                                      1                              45
     Applied Materials Inc.                                   2                              24
     Asat Holdings - ADR (b)                                  12                             10
     ASML Holding NV (b)                                      11                             168
     ATMI Inc. (b)                                            17                             482
     Axcelis Technologies Inc. (b)                            25                             169
     Cascade Microtech Inc. (b)                               3                              44
     Conexant Systems Inc.                                    15                             24
     Credence Systems Corp. (b)                               14                             126
     Cypress Semiconductor Corp. (b) (l)                      5                              60
     Fairchild Semiconductor International Inc. (b)           18                             263
     Formfactor Inc. (b)                                      4                              106
     Freescale Semiconductor Inc. (b) (l)                     61                             1,301
     Integrated Device Technology Inc. (b)                    3                              27
     Intel Corp.                                              2                              42
     Intersil Corp.                                           13                             252
     LTX Corp. (b)                                            31                             153
     Microchip Technology Inc.                                2                              53
     National Semiconductor Corp.                             16                             361
     ON Semiconductor Corp. (b)                               10                             46
     PMC - Sierra Inc. (b) (l)                                8                              73
     Silicon Laboratories Inc. (b)                            4                              105
     Teradyne Inc. (b)                                        7                              89
     Vitesse Semiconductor Corp. (b)                          14                             29
                                                                                             4,618
Software - 0.9%
     Activision Inc. (b)                                      2                              37
     BEA Systems Inc. (b)                                     21                             185
     Cerner Corp. (b) (l)                                     1                              95
     Citrix Systems Inc. (b)                                  2                              41
     Cognos Inc. (b)                                          2                              58
     Filenet Corp. (b)                                        2                              58
     Hyperion Solutions Corp. (b)                             1                              36
     Microsoft Corp.                                          14                             348
     Take-two Interactive Software Inc. (b) (l)               3                              87
     Ulticom Inc. (b)                                         -                              1
     Veritas Software Corp. (b)                               3                              81
                                                                                             1,027
Telecommunications - 1.9%
     AT&T Corp.                                               4                              67
     BellSouth Corp.                                          8                              221
     Citizens Communications Co. (l)                          3                              36
     Mastec Inc. (b)                                          12                             105
     NTL Inc. (b)                                             6                              404
     Philippine Long Dist - ADR                               1                              32
     RCN Corp. (b)                                            1                              25
     SBC Communications Inc.                                  24                             580
     Societe Europeenne Des Satellites                        4                              62
     Telewest Global Inc. (b)                                 6                              137
     Verizon Communications                                   16                             542
                                                                                             2,211
Telecommunications Equipment - 0.8%
     Andrew Corp. (b)                                         4                              54
     Avaya Inc. (b)                                           26                             219
     Cisco Systems Inc. (b)                                   4                              76
     Finsar Corp. (b)                                         1                              1
     Harris Corp.                                             3                              100
     Juniper Networks Inc. (b)                                3                              68
     Liberty Global Inc. Class A (b)                          5                              218
     Sycamore Networks Inc. (b)                               63                             219
                                                                                             955
Tobacco - 1.2%
     Altria Group Inc.                                        21                             1,351

Transportation - 0.8%
     Alexander & Baldwin Inc.                                 3                              135
     Aries Maritime Transport Ltd. (b)                        -                              4
     Burlington Northern Santa Fe Corp.                       4                              169
     EGL Inc. (b)                                             5                              102
     Laidlaw International (b)                                9                              219
     Norfolk Southern Corp.                                   7                              226
     US Xpress Enterprises Inc. (b)                           -                              5
     UTI Worldwide Inc.                                       1                              69
                                                                                             929
Wireless Telecommunications - 1.6%
     American Tower Corp. (b)                                 22                             454
     Crown Castle International Corp.                         8                              161
     Dobson Communications Corp. (b)                          2                              9
     Motorola Inc.                                            12                             228
     MTN Group Ltd.                                           4                              29
     Nextel Communications Inc. (b)                           7                              213
     Nextel Partners Inc. (b) (l)                             10                             244
     NII Holdings Inc. - Class B (b)                          3                              173
     Qualcomm Inc.                                            4                              116
     Spectrasite Inc. (b)                                     2                              171
     Wireless Facilities Inc. (b)                             5                              30
                                                                                             1,828

     Total Common Stocks (cost $70,486)                                                      77,982

Preferred Stocks - 0.1%
Diversified Financial Services - 0.0%
     Lazard Ltd., 6.625%, 05/15/08                            2                              41

Pharmaceuticals - 0.0%
     Schering-Plough Corp., 6.00%, 09/14/07                   1                              46

     Total Preferred Stocks (cost $88)                                                       87

Corporate Bonds - 0.0%
Auto Parts & Equipment - 0.0%
     Exide Technologies, 1.91%, 09/18/13 (e) (j)              $10                            5

Oil & Gas Producers - 0.0%
     McMoRan Exploration Co., 5.25%, 10/06/11 (e) (j)         20                             27

Telecommunications - 0.0%
     Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)     20                             14

     Total Corporate Bonds (cost $50)                                                        46

Government Securities - 29.3%
U.S. Treasury Securities - 29.3%
     U.S. Treasury Bond, 6.125%, 08/15/29 (l)                 4,800                          6,129
     U.S. Treasury Note
     2.75%, 06/30/06 (l)                                      11,603                         11,514
     3.375%, 09/15/09 (l)                                     7,824                          7,719
     4.25%, 11/15/13 (l)                                      7,885                          8,078

     Total Government Securities (cost $32,186)                                              33,440

Short Term Investments - 32.7%
Money Market Funds - 2.2%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             2,616                          2,616

Securities Lending Collateral - 30.5%
     Mellon GSL Delaware Business Trust Collateral Fund       34,769                         34,769

     Total Short Term Investments (cost $37,385)                                             37,385

Total Investments - 130.5% (cost $140,195)                                                   148,940
Other Assets and Liabilities, Net -  (30.5%)                                                 (34,779)
Total Net Assets - 100%                                                                      $114,161

JNL/FMR Capital Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           32.2%
     Consumer, Cyclical                                       15.4%
     Consumer, Non-cyclical                                   13.9%
     Energy                                                   13.5%
     Industrial                                               9.4%
     Basic Materials                                          7.4%
     Financial                                                4.1%
     Technology                                               3.5%
     Money Market Investment                                  0.6%
                                                              100.0%

Common Stocks - 99.7%
Advertising - 3.6%
     Getty Images Inc. (b) (l)                                46                             $3,412
     Omnicom Group Inc. (l)                                   53                             4,209
                                                                                             7,621

Aerospace & Defense - 1.7%
     Argon St. Inc. (b)                                       6                              203
     Empresa Brasileira de Aeronautica SA - ADR               68                             2,235
     L-3 Communicaitons Holdings Inc.                         13                             1,019
                                                                                             3,457
Agriculture - 2.2%
     Monsanto Co.                                             71                             4,451

Airlines - 0.5%
     Westjet Airlines Ltd. (b)                                84                             935

Auto Manufacturers - 1.4%
     Renault SA                                               33                             2,889

Beverages - 1.0%
     Molson Coors Brewing Co. (l)                             33                             2,071

Building Materials - 1.4%
     Cemex SA De Cv - ADR (b)                                 12                             526
     Martin Marietta Materials Inc.                           3                              200
     Texas Industries Inc.                                    38                             2,114
                                                                                             2,840
Chemicals - 4.2%
     Ashland Inc.                                             7                              532
     Mosaic Co. (b) (l)                                       153                            2,376
     Potash Corp. Inc.                                        57                             5,437
     Wellman Inc.                                             20                             200
                                                                                             8,545
Commercial Services - 3.8%
     Career Education Corp. (b)                               104                            3,816
     Devry Inc.                                               66                             1,321
     Service Corp. International (b)                          33                             267
     Universal Technical Institute Inc. (b)                   42                             1,378
     Wright Express Corp. (b)                                 55                             1,007
                                                                                             7,789
Computers - 2.7%
     Research In Motion Ltd. (b)                              76                             5,568

Diversified Financial Services - 4.1%
     Archipelago Holdings Inc. (b) (l)                        51                             1,974
     Calamos Asset Management Inc.                            160                            4,364
     Greenhill & Co. Inc.                                     30                             1,199
     Lazard Ltd. - Class A (b)                                42                             984
                                                                                             8,521
Electronics - 1.0%
     Agilent Technologies Inc. (b)                            2                              46
     Flir Systems Inc. (b)                                    -                              3
     Symbol Technologies Inc.                                 197                            1,947
                                                                                             1,996
Engineering & Construction - 1.0%
     Fluor Corp. (l)                                          36                             2,073

Entertainment - 0.2%
     Sportingbet Plc                                          60                             350

Food - 2.8%
     Safeway Inc. (b) (l)                                     251                            5,675

Healthcare - 2.8%
     Cyberonics Inc. (b) (l)                                  37                             1,588
     Cytyc Corp. (b)                                          172                            3,788
     Health Net Inc. (b)                                      9                              347
                                                                                             5,723
Home Furnishings - 5.6%
     Harman International Industries Inc.                     143                            11,602

Internet - 2.4%
     Arbinet-thexchange Inc. (b) (l)                          251                            1,679
     Cogent Communications Group Inc. (b)                     22                             143
     Google Inc. - Class A (b)                                7                              2,076
     Openwave Systems Inc. (b)                                22                             353
     Sohu.com Inc. (b)                                        33                             713
                                                                                             4,964
Leisure Time - 3.3%
     Royal Caribbean Cruises Ltd. (l)                         142                            6,843

Lodging - 0.0%
     Las Vegas Sands Corp. (b)                                1                              18

Machinery - 0.4%
     Flowserve Inc.                                           27                             802

Manufacturing - 2.2%
     Eastman Kodak Co. (l)                                    157                            4,221
     Smiths Group Plc                                         18                             290
                                                                                             4,511
Media - 1.5%
     DirecTV Holdings LLC (b) (l)                             39                             601
     Salem Communications - Class A (b)                       128                            2,545
                                                                                             3,146
Mining - 3.4%
     Newmont Mining Corp.                                     98                             3,817
     Novelis Inc. (b)                                         119                            3,014
     Peabody Energy Corp.                                     2                              104
                                                                                             6,935
Office Furnishings - 1.4%
     Knoll Inc.                                               168                            2,869

Oil & Gas Producers - 5.6%
     Diamond Offshore Drilling Inc.                           44                             2,367
     GlobalSantaFe Corp.                                      28                             1,126
     Goodrich Petroleum Corp. (b) (l)                         54                             1,113
     Noble Corp.                                              30                             1,833
     Pioneer Natural Resources Co.                            36                             1,528
     Tesoro Corp. (b)                                         77                             3,582
                                                                                             11,549
Oil & Gas Services - 7.9%
     Cooper Cameron Corp. (b) (l)                             22                             1,384
     Grant Prideco Inc. (b) (l)                               125                            3,314
     National Oilwell Varco Inc. (b)                          100                            4,771
     Seacor Holdings Inc. (b)                                 31                             1,968
     Weatherford International Ltd. (b) (l)                   82                             4,760
                                                                                             16,197
Pharmaceuticals - 1.4%
     Neurocrine Biosciences Inc. (b) (l)                      69                             2,883

Retail - 3.0%
     Aeropostale Inc. (b)                                     28                             941
     Chico's FAS Inc. (b)                                     2                              69
     GameStop Corp. (b)                                       15                             484
     Tiffany & Co. (l)                                        142                            4,649
     Urban Outfitters Inc. (b)                                2                              113
                                                                                             6,256
Semiconductors - 0.8%
     Nvidia Corp. (b)                                         10                             270
     Silicon Laboratories Inc. (b) (l)                        26                             692
     Skyworks Solutions Inc. (b)                              89                             653
                                                                                             1,615
Telecommunications - 9.3%
     Citizens Communications Co. (l)                          344                            4,621
     Essex Corp. (b)                                          20                             467
     Neustar Inc. - Class A (b)                               6                              146
     NTL Inc. (b)                                             73                             4,968
     Philippine Long Dist - ADR                               61                             1,784
     Sprint Corp. (l)                                         286                            7,178
                                                                                             19,164
Telecommunications Equipment - 0.8%
     Comverse Technology Inc. (b)                             54                             1,275
     Harris Corp.                                             11                             343
                                                                                             1,618
Transportation - 1.8%
     Burlington Northern Santa Fe Corp.                       39                             1,850
     Diana Shipping Inc. (b)                                  28                             404
     Dryships Inc. (b)                                        14                             234
     Norfolk Southern Corp.                                   41                             1,257
                                                                                             3,745
Venture Capital - 0.1%
     Orascom Telecom - GDR (b) (l)                            5                              238

Wireless Telecommunications - 14.4%
     American Tower Corp. (b) (l)                             295                            6,192
     Crown Castle International Corp.                         37                             752
     Hutchison Telecommunications International Ltd. (b)      232                            3,472
     Motorola Inc.                                            192                            3,511
     Nextel Communications Inc. (b)                           347                            11,218
     Nokia Corp. - Class A - ADR                              270                            4,484
                                                                                             29,629

     Total Common Stocks (cost $195,612)                                                     205,087

Short Term Investments - 23.3%
Money Market Funds - 0.6%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             1,316                          1,316

Securities Lending Collateral - 22.7%
     Mellon GSL Delaware Business Trust Collateral Fund       46,649                         46,649
     Total Short Term Investments (cost $47,965)                                             47,965

Total Investments - 123.0% (cost $243,577)                                                   253,055
Other Assets and Liabilities, Net -  (23.0%)                                                 (47,327)
Total Net Assets - 100%                                                                      $205,728

JNL/Franklin Templeton Small Cap Value Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Cyclical                                       29.2%
     Industrial                                               25.3%
     Basic Materials                                          12.0%
     Money Market Investment                                  10.0%
     Financial                                                7.6%
     Consumer, Non-cyclical                                   5.5%
     Energy                                                   4.4%
     Technology                                               4.2%
     Utilities                                                1.0%
     Communications                                           0.8%
                                                              100.0%

Common Stocks - 80.0%
Airlines - 1.1%
     Skywest Inc.                                             35                             $629
Apparel - 2.4%
     Gymboree Corp. (b)                                       36                             492
     Russell Corp.                                            14                             288
     Timberland Co. - Class A (b) (l)                         13                             503
                                                                                             1,283
Auto Manufacturers - 1.6%
     Wabash National Corp.                                    36                             867

Auto Parts & Equipment - 0.9%
     Superior Industries International Inc.                   21                             502

Banks - 0.6%
     Chemical Financial Corp.                                 -                              7
     First Indiana Corp.                                      7                              214
     Peoples Bancorp. Inc.                                    4                              99
                                                                                             320
Building Materials - 3.5%
     Apogee Enterprises Inc.                                  28                             424
     Genlyte Group Inc. (b)                                   10                             478
     York International Corp. (l)                             25                             954
                                                                                             1,856
Chemicals - 5.0%
     Airgas Inc.                                              18                             447
     Cabot Corp.                                              25                             822
     RPM International Inc.                                   44                             794
     Westlake Chemical Corp.                                  24                             593
                                                                                             2,656
Commercial Services - 1.0%
     ABM Industries Inc.                                      7                              129
     Dollar Thrifty Automotive Group (b)                      10                             387
                                                                                             516
Computers - 1.0%
     Reynolds & Reynolds - Class A (l)                        21                             557

Distribution & Wholesale - 0.3%
     Hughes Supply Inc.                                       5                              146

Diversified Financial Services - 0.1%
     National Financial Partners Corp.                        1                              39

Electric - 0.9%
     Sierra Pacific Resources (b) (l)                         39                             484

Electrical Components & Equipment - 0.3%
     Powell Industries Inc. (b)                               8                              157

Electronics - 1.8%
     Mettler Toledo International Inc. (b)                    13                             596
     Watts Water Technologies Inc.                            11                             365
                                                                                             961
Engineering & Construction - 0.6%
     EMCOR Group Inc. (b)                                     7                              333

Entertainment - 0.8%
     Intrawest Corp. (b)                                      18                             443

Environmental Control - 0.3%
     Mine Safety Appliances Co.                               4                              185

Forest Products & Paper - 1.3%
     Glatfelter                                               38                             467
     Mercer International Inc. (b)                            33                             243
                                                                                             710
Hand & Machine Tools - 1.6%
     Kennametal Inc.                                          18                             825

Healthcare - 2.0%
     Steris Corp. (b)                                         23                             600
     West Pharmaceutical Services Inc.                        16                             443
                                                                                             1,043
Home Builders - 4.0%
     M/I Homes Inc.                                           11                             611
     Monaco Coach Corp.                                       37                             643
     Thor Industries (b) (l)                                  27                             861
                                                                                             2,115
Home Furnishings - 3.2%
     American Woodmark Corp.                                  7                              207
     Bassett Furniture Industries Inc.                        9                              162
     Ethan Allen Interiors Inc. (l)                           19                             630
     Hooker Furniture Corp.                                   14                             252
     La-Z-Boy Inc. (l)                                        30                             431
                                                                                             1,682
Household Products - 0.8%
     Russ Berrie & Co. Inc.                                   33                             424

Insurance - 5.7%
     Aspen Insurance Holdings Ltd. (b)                        23                             639
     IPC Holdings Ltd.                                        18                             725
     Montpelier Re Holdings Ltd.                              25                             854
     RLI Corp.                                                12                             535
     Stancorp. Financial Group                                3                              253
                                                                                             3,006
Internet - 0.7%
     Avocent Corp. (b)                                        15                             387

Iron & Steel - 3.8%
     Gibraltar Industries Inc.                                27                             493
     Reliance Steel & Aluminum Co.                            17                             619
     Steel Dynamics Inc. (l)                                  35                             919
                                                                                             2,031
Lodging - 2.0%
     Aztar Corp. (b)                                          21                             706
     La Quinta Corp. (b)                                      40                             369
                                                                                             1,075
Machinery - 4.6%
     Briggs & Stratton Corp. (l)                              29                             994
     CNH Global NV (b)                                        13                             246
     Graco Inc.                                               21                             726
     JLG Industries Inc. (b) (l)                              17                             464
     Nordson Corp.                                            1                              17
                                                                                             2,447
Manufacturing - 3.1%
     Aptargroup Inc.                                          9                              457
     Carlisle Cos. Inc. (l)                                   3                              220
     Lancaster Colony Corp.                                   5                              193
     Smith Corp.                                              9                              227
     Teleflex Inc.                                            9                              528
                                                                                             1,625


Metal Fabrication & Hardware - 3.8%
     CIRCOR International Inc.                                19                             466
     Mueller Industries Inc.                                  54                             1,450
     Timken Co. (l)                                           4                              102
                                                                                             2,018
Oil & Gas Producers - 0.4%
     Atwood Oceanics Inc. (b)                                 4                              215

Oil & Gas Services - 3.6%
     Global Industries Ltd. (b)                               38                             320
     Lone Star Technologies Inc. (b)                          14                             628
     Oil States International Inc. (b) (l)                    14                             352
     Tidewater Inc. (l)                                       16                             591
                                                                                             1,892
Pharmaceuticals - 1.2%
     NBTY Inc. (b)                                            24                             628

Real Estate - 0.4%
     Arbor Realty Trust Inc.                                  8                              221

Retail - 10.3%
     Brown Shoe Co. Inc.                                      22                             861
     Casey's General Stores Inc.                              20                             388
     Christopher & Banks Corp.                                32                             581
     Dillard's Inc. - Class A                                 16                             377
     HOT Topic Inc. (b) (l)                                   22                             413
     Linens `N Things Inc. (b)                                12                             289
     Men's Wearhouse Inc. (b) (l)                             16                             547
     Pier 1 Imports Inc. (l)                                  35                             490
     Regis Corp.                                              19                             731
     West Marine Inc. (b)                                     39                             710
     Zale Corp. (b)                                           3                              105
                                                                                             5,492
Semiconductors - 2.7%
     Cohu Inc.                                                20                             403
     Omnivision Technologies Inc. (b)                         78                             1,055
                                                                                             1,458
Transportation - 2.4%
     Kansas City Southern Industries Inc. (b)                 19                             373
     Offshore Logistics (b)                                   10                             319
     OMI Corp. (l)                                            15                             291
     Overseas Shipholding Group                               5                              310
                                                                                             1,293

     Total Common Stocks (cost $40,190)                                                      42,520

Short Term Investments - 33.5%
Money Market Funds - 10.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             2,661                          2,661
     Dreyfus Government Cash Management, 3.00% (a)            2,661                          2,661
                                                                                             5,322
Repurchase Agreement - 11.3%
     Repurchase Agreement with Mellon Trust, 0.41%, (Collateralized by $9,337
     Federal Home Mortgage Corporation, 3.50%, due 06/15/23, market value
     $8,854)
     acquired on 06/30/05, due 07/01/05 at $6,018             $6,018                         6,018

Securities Lending Collateral - 12.2%
     Mellon GSL Delaware Business Trust Collateral Fund       6,457                          6,457

     Total Short Term Investments (cost $17,797)                                             17,797



Total Investments - 113.5% (cost $57,987)                                                    60,316
Other Assets and Liabilities, Net -  (13.5%)                                                 (7,174)
Total Net Assets - 100%                                                                      $53,142

JNL/Goldman Sachs Mid Cap Value Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                25.4%
     Consumer, Cyclical                                       16.0%
     Utilities                                                13.1%
     Industrial                                               10.4%
     Energy                                                   9.7%
     Consumer, Non-cyclical                                   9.6%
     Money Market Investment                                  5.8%
     Communications                                           3.8%
     Basic Materials                                          3.7%
     Technology                                               2.5%
                                                              100.0%

Common Stocks - 97.2%
Advertising - 1.3%
     Lamar Advertising Co. (b) (l)                            17                             $722

Aerospace & Defense - 2.3%
     Alliant Techsystems Inc. (b)                             8                              550
     Rockwell Collins                                         15                             707
                                                                                             1,257
Agriculture - 0.9%
     Archer-Daniels-Midland Co.                               22                             467

Auto Parts & Equipment - 1.3%
     Autoliv Inc.                                             10                             417
     Lear Corp. (l)                                           9                              310
                                                                                             727
Banks - 7.6%
     Commerce Bancshares Inc.                                 7                              360
     FirstMerit Corp.                                         26                             691
     KeyCorp. (l)                                             15                             500
     M&T Bank Corp. (l)                                       10                             1,015
     Northern Trust Corp.                                     12                             547
     Zions Bancorp.                                           14                             1,025
                                                                                             4,138
Beverages - 0.4%
     Pepsi Bottling Group Inc.                                8                              238

Biotechnology - 2.3%
     Charles River Laboratories International Inc. (b)        11                             530
     Medimmune Inc. (b)                                       27                             724
                                                                                             1,254
Building Materials - 1.3%
     American Standard Cos.                                   17                             725

Chemicals - 2.4%
     Agrium Inc.                                              28                             554
     Rohm And Haas Co.                                        17                             766
                                                                                             1,320
Commercial Services - 0.8%
     BearingPoint Inc. (b) (l)                                63                             463

Distribution & Wholesale - 2.3%
     CDW Corp. (l)                                            10                             576
     Ingram Micro Inc.- Class A                               1                              15
     Tech Data Corp.                                          18                             651
                                                                                             1,242
Diversified Financial Services - 2.8%
     Bear Stearns Cos. Inc.                                   7                              759
     CIT Group Inc.                                           18                             776
                                                                                             1,535
Electric - 11.0%
     Cinergy Corp.                                            7                              296
     CMS Energy Corp. (b) (l)                                 8                              118
     Edison International Inc.                                13                             544
     Entergy Corp.                                            14                             1,078
     Firstenergy Corp.                                        13                             635
     PG&E Corp. (l)                                           27                             1,014
     Pinnacle West Capital Corp.                              1                              37
     PNM Resources Inc.                                       8                              224
     PPL Corp.                                                26                             1,527
     Public Service Enterprise                                2                              117
     Wisconsin Energy Corp.                                   10                             401
                                                                                             5,991
Electronics - 0.8%
     Amphenol Corp. - Class A                                 11                             438

Environmental Control - 1.1%
     Republic Services Inc. - Class A                         16                             588

Food - 1.0%
     Smithfield Foods Inc. (b) (l)                            20                             552

Forest Products & Paper - 1.4%
     Plum Creek Timber Co. Inc.                               21                             770

Gas - 2.5%
     AGL Resources Inc.                                       32                             1,225
     Energen Corp.                                            4                              126
                                                                                             1,351
Hand & Machine Tools - 0.7%
     Stanley Works (l)                                        9                              394

Healthcare - 1.9%
     Health Net Inc. (b)                                      27                             1,023

Home Builders - 2.4%
     Lennar Corp. (l)                                         21                             1,320

Household Products - 2.6%
     Clorox Co.                                               12                             687
     Newell Rubbermaid Inc. (l)                               30                             714
                                                                                             1,401
Insurance - 8.3%
     AMBAC Financial Group Inc. (l)                           11                             784
     Everest Re Group Ltd.                                    9                              843
     PartnerRe Ltd.                                           11                             726
     PMI Group Inc. (l)                                       10                             374
     Renaissancere Holdings Ltd.                              14                             713
     Torchmark Corp. (l)                                      12                             620
     Willis Group Holdings Ltd.                               15                             485
                                                                                             4,545
Internet - 1.1%
     Avocent Corp. (b)                                        10                             272
     WebMD Corp. (b)                                          33                             339
                                                                                             611
Investment Companies - 0.9%
     American Capital Strategies Ltd. (b) (l)                 14                             503

Leisure Time - 0.8%
     Callaway Golf Co. (l)                                    27                             418

Lodging - 1.9%
     Harrah's Entertainment Inc.                              7                              519
     Hilton Hotels Corp.                                      21                             493
                                                                                             1,012
Machinery - 0.4%
     Zebra Technologies Corp. (b)                             5                              223

Manufacturing - 1.8%
     Carlisle Cos. Inc. (l)                                   6                              378
     Cooper Industries Ltd. - Class A                         9                              587
                                                                                             965
Media - 1.4%
     Dow Jones & Co. Inc. (l)                                 21                             758

Office & Business Equipment - 0.4%
     Xerox Corp. (b)                                          16                             220

Oil & Gas Producers - 6.6%
     EOG Resources Inc. (l)                                   34                             1,905
     Frontier Oil Corp.                                       12                             360
     Noble Energy Inc.                                        9                              692
     Range Resources Corp.                                    24                             649
                                                                                             3,606
Oil & Gas Services - 1.8%
     BJ Services Co.                                          10                             536
     Teekay Shipping Corp. (b)                                10                             436
                                                                                             972
Packaging & Containers - 1.0%
     Packaging Corp. of America (l)                           25                             536

Pharmaceuticals - 0.6%
     IVAX Corp. (b) (l)                                       15                             312

Pipelines - 2.4%
     Western Gas Resources Inc. (l)                           14                             491
     Williams Cos. Inc.                                       43                             826
                                                                                             1,317
Real Estate - 6.4%
     Apartment Investment & Management Co.                    20                             812
     Developers Divers Realty Corp. (l)                       15                             705
     Equity Residential Properties Trust                      6                              217
     Healthcare Realty Trust Inc.                             1                              50
     iStar Financial Inc.                                     29                             1,190
     Prentiss Properties Trust                                14                             498
                                                                                             3,472
Retail - 5.2%
     Federated Department Stores Inc. (l)                     16                             1,140
     J.C. Penney Co. Inc. (l)                                 17                             910
     Ross Stores Inc.                                         13                             385
     Talbots Inc.                                             12                             396
                                                                                             2,831
Semiconductors - 1.0%
     Freescale Semiconductor Inc. (b) (l)                     10                             207
     Tessera Technologies Inc. (b)                            10                             346
                                                                                             553
Software - 1.2%
     Activision Inc. (b)                                      39                             652

Telecommunications Equipment - 0.1%
     Ditech Communications Corp. (b)                          11                             72

Textiles - 1.3%
     Mohawk Industries Inc. (b) (l)                           9                              734

Tobacco - 0.8%
     Reynolds American Inc. (l)                               5                              419

Transportation - 0.7%
     Landstar System Inc. (b)                                 5                              151
     Yellow Roadway Corp. (b)                                 5                              243
                                                                                             394

     Total Common Stocks (cost $49,876)                                                      53,041

Short Term Investments - 27.2%
Money Market Funds - 5.8%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             2,709                          2,709
     Dreyfus Government Cash Management, 3.00% (a)            442                            442
                                                                                             3,151
Securities Lending Collateral - 21.4%
     Mellon GSL Delaware Business Trust Collateral Fund       11,699                         11,699

     Total Short Term Investments (cost $14,850)                                             14,850

Total Investments - 124.4% (cost $64,726)                                                    67,891
Other Assets and Liabilities, Net -  (24.4%)                                                 (13,296)
Total Net Assets - 100%                                                                      $54,595

JNL/JPMorgan International Equity Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                25.0%
     Consumer, Non-cyclical                                   19.2%
     Industrial                                               12.7%
     Consumer, Cyclical                                       10.0%
     Energy                                                   9.9%
     Communications                                           8.7%
     Basic Materials                                          5.2%
     Technology                                               4.4%
     Money Market Investment                                  2.7%
     Utilities                                                2.2%
                                                              100.0%

Common Stocks - 97.0%
Advertising - 0.9%
     WPP Group Plc                                            128                            $1,313

Auto Manufacturers - 3.0%
     Bayerische Motoren Werke AG                              60                             2,724
     Honda Motor Co. Ltd.                                     51                             2,507
                                                                                             5,231
Banks - 17.7%
     ABN AMRO Holding NV                                      99                             2,439
     Banco Popular Espanol SA (b)                             203                            2,451
     Bank of Ireland                                          96                             1,566
     Barclays Plc                                             302                            3,008
     BNP Paribas SA                                           38                             2,631
     Dexia                                                    99                             2,180
     HSBC Holdings Plc                                        343                            5,478
     Mitsubishi Tokyo Financial Group Inc.                    -                              2,632
     Royal Bank of Scotland Group Plc                         96                             2,895
     Standard Chartered Plc (b)                               103                            1,890
     UBS AG                                                   47                             3,670
                                                                                             30,840
Beverages - 0.7%
     Fomento Economico Mexicano, SA de C.V. (b)               22                             1,287

Building Materials - 5.2%
     Daikin Industries Ltd.                                   57                             1,411
     Holcim Ltd.                                              39                             2,346
     Imerys SA                                                13                             867
     Lafarge SA                                               17                             1,527
     Saint-Gobain Compagnie                                   51                             2,818
                                                                                             8,969
Chemicals - 2.7%
     BASF AG                                                  20                             1,301
     Nitto Denko Corp.                                        34                             1,956
     Shin-etsu Chemical Co. Ltd.                              38                             1,420
                                                                                             4,677
Commercial Services - 1.2%
     Adecco SA                                                46                             2,100

Cosmetics & Personal Care - 0.7%
     Kao Corp.                                                55                             1,293

Distribution & Wholesale - 4.5%
     Esprit Holdings Ltd.                                     117                            840
     Mitsubishi Corp.                                         124                            1,674
     Sumitomo Corp.                                           244                            1,947
     Wolseley Plc                                             158                            3,336
                                                                                             7,797
Diversified Financial Services - 2.7%
     Credit Saison Co. Ltd.                                   32                             1,060
     Fortis Group (b)                                         55                             1,537
     Nikko Cordial Corp.                                      259                            1,133
     Takefuji Corp.                                           14                             919
                                                                                             4,649
Electric - 1.2%
     National Grid Transco Plc                                210                            2,033

Electrical Components & Equipment - 0.5%
     Sharp Corp.                                              56                             872

Electronics - 3.9%
     Fanuc Ltd.                                               18                             1,165
     Hirose Electric Co.                                      8                              866
     Koninklijke Philips Electronics NV                       72                             1,828
     Samsung Electronics Co. Ltd. - GDR (b) (e)               3                              598
     Samsung Electronics Co. Ltd. (b)                         4                              993
     Secom Co. Ltd.                                           31                             1,332
                                                                                             6,782
Food - 5.1%
     Morrison Supermarkets (b)                                726                            2,421
     Nestle SA                                                12                             3,185
     Tesco Plc                                                582                            3,327
                                                                                             8,933
Gas - 1.0%
     Centrica Plc                                             412                            1,710

Hand & Machine Tools - 0.7%
     SMC Corp.                                                12                             1,259

Healthcare - 2.1%
     Hoya Corp.                                               18                             2,058
     Smith & Nephew Plc                                       169                            1,669
                                                                                             3,727
Home Furnishings - 0.7%
     Matsushita Electric Industrial Co. Ltd.                  75                             1,135

Insurance - 3.4%
     AXA SA                                                   96                             2,409
     ING Groep NV                                             60                             1,685
     Zurich Financial Services AG (b)                         11                             1,879
                                                                                             5,973
Lodging - 0.2%
     InterContinental Hotels Group Plc (b)                    32                             407

Manufacturing - 1.2%
     Siemens AG                                               28                             2,010

Media - 2.3%
     Mediaset SpA                                             79                             927
     Reed Elsevier NV                                         114                            1,593
     Wolters Kluwer NV                                        80                             1,540
                                                                                             4,060
Mining - 2.5%
     BHP Billiton - Broken Hill Propreitary Co. Ltd.          141                            1,929
     Cia Vale Do Rio Doce - ADR (b)                           81                             2,357
                                                                                             4,286
Office & Business Equipment - 1.7%
     Canon Inc.                                               57                             3,011

Oil & Gas Producers - 9.8%
     BG Group Plc                                             365                            3,005
     ENI SpA                                                  236                            6,086
     Total SA                                                 34                             7,990
                                                                                             17,082
Pharmaceuticals - 9.4%
     Astellas Pharma Inc.                                     63                             2,137
     Chugai Pharmaceutical Co. Ltd.                           56                             860
     GlaxoSmithKline Plc                                      210                            5,079
     Novartis AG                                              73                             3,490
     Roche Holding AG                                         27                             3,398
     Schering AG                                              23                             1,424
                                                                                             16,388
Real Estate - 1.1%
     British Land Co. Plc                                     116                            1,829

Retail - 1.0%
     Kingfisher Plc                                           391                            1,722

Software - 1.7%
     Dassault Systemes SA                                     30                             1,461
     SAP AG                                                   9                              1,574
                                                                                             3,035
Tobacco - 1.0%
     Altadis SA                                               43                             1,822

Toys & Hobbies - 0.6%
     Nintendo Co. Ltd.                                        10                             1,012

Transportation - 1.0%
     Deutsche Post AG                                         73                             1,718

Wireless Telecommunications - 5.6%
     Nokia Oyj                                                136                            2,284
     Telefonaktiebolaget LM Ericsson                          587                            1,888
     Vodafone Group Plc                                       2,260                          5,509
                                                                                             9,681

     Total Common Stocks (cost $165,421)                                                     168,643

Short Term Investments - 8.3%
Money Market Funds - 2.7%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             4,609                          4,609

Securities Lending Collateral - 5.7%
     Mellon GSL Delaware Business Trust Collateral Fund       9,832                          9,832

     Total Short Term Investments (cost $14,441)                                             14,441

Total Investments - 105.3% (cost $179,862)                                                   183,084
Other Assets and Liabilities, Net -  (5.3%)                                                  (9,285)
Total Net Assets - 100%                                                                      $173,799

JNL/JPMorgan International Value Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                35.4%
     Industrial                                               14.1%
     Energy                                                   11.0%
     Consumer, Cyclical                                       10.5%
     Consumer, Non-cyclical                                   8.1%
     Utilities                                                7.9%
     Communications                                           7.1%
     Basic Materials                                          3.4%
     Money Market Investment                                  1.3%
     Technology                                               1.2%
                                                              100.0%

Common Stocks - 98.2%
Aerospace & Defense - 1.2%
     BAE Systems Plc                                          437                            $2,250

Auto Manufacturers - 4.1%
     Bayerische Motoren Werke AG                              51                             2,341
     Honda Motor Co. Ltd.                                     61                             2,984
     Peugeot SA                                               34                             1,988
                                                                                             7,313
Banks - 23.4%
     Alpha Bank AE (b)                                        74                             1,971
     Australia And New Zealand Banking Group Ltd.             175                            2,888
     Banca Intesa SpA                                         276                            1,266
     Barclays Plc                                             529                            5,267
     BNP Paribas SA                                           41                             2,842
     Deutsche Bank AG                                         55                             4,340
     HSBC Holdings Plc                                        339                            5,411
     ICICI Bank Ltd. - ADR                                    13                             293
     Kookmin Bank - ADR                                       42                             1,896
     Royal Bank of Scotland Group Plc                         168                            5,078
     Societe Generale - Class A                               38                             3,846
     UFJ Holdings Inc. (b)                                    1                              3,019
     UniCredito Italiano SpA                                  676                            3,576
                                                                                             41,693
Building Materials - 3.0%
     BPB Plc                                                  212                            2,010
     Buzzi Unicem SpA                                         114                            1,653
     JS Group Corp.                                           101                            1,706
                                                                                             5,369
Chemicals - 2.3%
     Bayer AG                                                 121                            4,048

Distribution & Wholesale - 2.5%
     Hagemeyer NV (b)                                         133                            317
     Itochu Corp.                                             477                            2,399
     Wolseley Plc                                             82                             1,719
                                                                                             4,435
Diversified Financial Services - 1.5%
     Daiwa Securities Group Inc.                              426                            2,618

Electric - 7.8%
     E.on AG                                                  64                             5,713
     Iberdrola SA                                             124                            3,280
     International Power Plc (b)                              756                            2,793
     National Grid Transco Plc                                223                            2,157
                                                                                             13,943
Electrical Components & Equipment - 1.3%
     Mitsubishi Electric Corp.                                444                            2,345

Electronics - 1.0%
     Koninklijke Philips Electronics NV                       69                             1,740

Entertainment - 1.0%
     OPAP SA                                                  64                             1,859

Environmental Control - 0.9%
     Kurita Water Industries Ltd.                             106                            1,632

Food - 3.3%
     Cadbury Schweppes Plc                                    234                            2,232
     Koninklijke Wessanen NV                                  63                             891
     Tesco Plc                                                478                            2,729
                                                                                             5,852
Insurance - 8.9%
     Aviva Plc                                                221                            2,463
     AXA SA                                                   195                            4,876
     ING Groep NV                                             185                            5,228
     Zurich Financial Services AG (b)                         19                             3,268
                                                                                             15,835
Iron & Steel - 1.2%
     Cia Vale Do Rio Doce- Sp - ADR (b)                       81                             2,053

Leisure Time - 0.8%
     TUI AG                                                   60                             1,487

Machinery - 4.2%
     Atlas Copco AB - Class A (b)                             142                            2,257
     Kubota Corp.                                             629                            3,436
     Metso Oyj                                                84                             1,840
                                                                                             7,533
Manufacturing - 1.4%
     Konica Minolta Holdings Inc.                             277                            2,577

Media - 2.1%
     Lagardere S.c.a.                                         25                             1,857
     Prosieben Sat.1 Media AG                                 53                             914
     United Business Media Plc (b)                            114                            1,016
                                                                                             3,787
Oil & Gas Producers - 11.0%
     BP Plc                                                   662                            6,890
     ENI SpA                                                  124                            3,198
     Lukoil Holdings - ADR                                    46                             1,708
     Nippon Mining Holdings Inc.                              297                            1,678
     Nippon Mining Holdings Inc. (b) (e)                      72                             407
     Petroleo Brasileiro SA - ADR                             47                             2,172
     Total SA                                                 15                             3,450
                                                                                             19,503
Pharmaceuticals - 1.0%
     Sankyo Co. Ltd.                                          97                             1,856

Real Estate - 1.5%
     Sun Hung Kai Properties Ltd.                             266                            2,615

Retail - 1.9%
     Richemont-uts A Cie Finance                              102                            3,444

Semiconductors - 1.2%
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR        230                            2,101

Telecommunications - 5.0%
     France Telecom SA                                        86                             2,505
     Nippon Telegraph & Telephone Corp.                       -                              1,528
     Royal KPN NV                                             260                            2,181
     Telefonica SA                                            160                            2,622
                                                                                             8,836
Tobacco - 3.8%
     British American Tobacco Plc                             165                            3,182
     Japan Tobacco Inc.                                       -                              3,513
                                                                                             6,695
Transportation - 0.9%
     Deutsche Post AG                                         70                             1,629

     Total Common Stocks (cost $169,350)                                                     175,048

Short Term Investments - 16.6%
Money Market Funds - 1.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             2,284                          2,284

Securities Lending Collateral - 15.3%
     Mellon GSL Delaware Business Trust Collateral Fund       27,199                         27,199

     Total Short Term Investments (cost $29,483)                                             29,483

Total Investments - 114.8% (cost $198,833)                                                   204,531
Other Assets and Liabilities, Net -  (14.8%)                                                 (26,428)
Total Net Assets - 100%                                                                      $178,103

JNL/Lazard Mid Cap Value Fund


                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Cyclical                                       22.4%
     Financial                                                17.0%
     Communications                                           15.1%
     Industrial                                               13.9%
     Consumer, Non-cyclical                                   12.4%
     Basic Materials                                          5.7%
     Energy                                                   5.6%
     Technology                                               4.9%
     Money Market Investment                                  1.8%
     Utilities                                                1.2%
                                                              100.0%
Common Stocks - 98.3%
Airlines - 1.0%
     Southwest Airlines Co. (l)                               178                            $2,481

Apparel - 3.6%
     Polo Ralph Lauren Corp.                                  62                             2,681
     Reebok International Ltd.                                116                            4,865
                                                                                             7,546
Auto Parts & Equipment - 1.9%
     Lear Corp. (l)                                           111                            4,038

Banks - 3.2%
     City National Corp.                                      28                             2,037
     Mercantile Bankshares Corp.                              38                             1,953
     North Fork Bancorp. Inc.                                 96                             2,697
                                                                                             6,687
Beverages - 1.6%
     Pepsi Bottling Group Inc.                                121                            3,465

Chemicals - 2.3%
     Celanese Corp. - Class A (b)                             168                            2,670
     Rohm And Haas Co.                                        46                             2,136
                                                                                             4,806
Commercial Services - 3.6%
     Aramark Corp.                                            184                            4,863
     Service Corp. (b)                                        339                            2,721
                                                                                             7,584
Computers - 1.9%
     DST Systems Inc. (b)                                     85                             3,969

Distribution & Wholesale - 2.6%
     CDW Corp. (l)                                            48                             2,740
     Ingram Micro Inc.- Class A (b)                           174                            2,719
                                                                                             5,459
Diversified Financial Services - 2.4%
     Federated Investors Inc. - Class B (l)                   105                            3,158
     First Marblehead Corp. (b) (l)                           58                             2,019
                                                                                             5,177
Electronics - 3.3%
     Arrow Electronics Inc. (b)                               144                            3,903
     Vishay Intertechnology Inc. (b)                          261                            3,099
                                                                                             7,002
Engineering & Construction - 1.2%
     Jacobs Engineering Group Inc. (b)                        44                             2,498

Entertainment - 2.4%
     GTECH Holdings Corp.                                     172                            5,023

Environmental Control - 1.0%
     Republic Services Inc. - Class A                         58                             2,078

Food - 0.9%
     Dean Foods Co. (b)                                       52                             1,825

Forest Products & Paper - 3.4%
     Louisiana-Pacific Corp.                                  126                            3,104
     Temple-Inland Inc.                                       109                            4,046
                                                                                             7,150
Gas - 1.2%
     KeySpan Corp. (l)                                        61                             2,462

Healthcare - 3.4%
     Health Net Inc. (b)                                      87                             3,320
     Laboratory Corp. (b)                                     78                             3,897
                                                                                             7,217
Household Products - 3.3%
     Fortune Brands Inc.                                      42                             3,712
     Newell Rubbermaid Inc. (l)                               135                            3,226
                                                                                             6,938
Insurance - 7.5%
     Jefferson-Pilot Corp.                                    41                             2,052
     MGIC Investment Corp. (l)                                54                             3,541
     Protective Life Corp.                                    102                            4,323
     Renaissancere Holdings Ltd.                              82                             4,013
     Willis Group Holdings Ltd.                               57                             1,855
                                                                                             15,784
Leisure Time - 1.8%
     Royal Caribbean Cruises Ltd. (l)                         80                             3,883

Manufacturing - 1.2%
     Dover Corp.                                              67                             2,452

Media - 8.2%
     A H Belo Corp.                                           183                            4,391
     Dex Media Inc. (l)                                       272                            6,642
     Westwood One Inc. (b)                                    308                            6,292
                                                                                             17,325
Mining - 0.1%
     Treehouse Foods Inc. (b)                                 10                             295

Oil & Gas Producers - 2.0%
     GlobalSantaFe Corp.                                      57                             2,305
     Valero Energy Corp.                                      23                             1,820
                                                                                             4,125
Oil & Gas Services - 2.6%
     Baker Hughes Inc.                                        45                             2,277
     BJ Services Co. (l)                                      60                             3,154
                                                                                             5,431
Packaging & Containers - 3.4%
     Ball Corp.                                               106                            3,797
     Pactiv Corp. (b)                                         158                            3,418
                                                                                             7,215
Pharmaceuticals - 1.0%
     Medco Health Solutions Inc. (b)                          39                             2,092

Pipelines - 1.1%
     Williams Cos. Inc.                                       118                            2,238

Real Estate - 2.8%
     Health Care Property Investors Inc.                      107                            2,891
     Trizec Properties Inc.                                   147                            3,018
                                                                                             5,909
Retail - 6.4%
     Brinker International Inc. (b)                           71                             2,824
     Dollar Tree Stores Inc. (b)                              182                            4,363
     MSC Industrial Direct Co. - Class A                      72                             2,440
     Pier 1 Imports Inc.                                      134                            1,903
     Sears Holdings Corp. (b)                                 14                             2,032
                                                                                             13,562
Savings & Loans - 1.1%
     Hudson City Bancorp. Inc.                                205                            2,337

Semiconductors - 0.9%
     Novellus Systems Inc. (b)                                81                             1,997

Software - 2.1%
     BEA Systems Inc. (b)                                     360                            3,164
     Siebel Systems Inc. (b) (l)                              147                            1,304
                                                                                             4,468
Telecommunications - 3.1%
     Citizens Communications Co.                              237                            3,180
     PanAmSat Holding Corp.                                   169                            3,460
                                                                                             6,640
Telecommunications Equipment - 2.3%
     Avaya Inc. (b)                                           351                            2,919
     Polycom Inc.                                             128                            1,910
                                                                                             4,829
Toys & Hobbies - 1.1%
     Mattel Inc.                                              129                            2,359

Transportation - 3.9%
     CNF Inc.                                                 79                             3,529
     Laidlaw International (b)                                92                             2,212
     Norfolk Southern Corp.                                   78                             2,412
                                                                                             8,153
Wireless Telecommunications - 1.5%
     Western Wireless Corp. - Class A                         77                             3,244

     Total Common Stocks (cost $194,808)                                                     207,745

Short Term Investments - 13.6%
Money Market Funds - 1.8%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             3,769                          3,769

Securities Lending Collateral - 11.8%
     Mellon GSL Delaware Business Trust Collateral Fund       24,940                         24,940

     Total Short Term Investments (cost $28,709)                                             28,709

Total Investments - 111.9% (cost $223,517)                                                   236,454
Other Assets and Liabilities, Net -  (11.9%)                                                 (25,103)
Total Net Assets - 100%                                                                      $211,351

JNL/Lazard Small Cap Value Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                19.2%
     Consumer, Non-cyclical                                   17.4%
     Industrial                                               16.4%
     Consumer, Cyclical                                       11.8%
     Energy                                                   10.3%
     Communications                                           10.0%
     Technology                                               6.2%
     Basic Materials                                          3.6%
     Money Market Investment                                  2.6%
     Utilities                                                2.5%
                                                              100.0%

Common Stocks - 98.4%
Advertising - 2.1%
     Advo Inc.                                                69                             $2,182
     R.H. Donnelly Inc. (b)                                   30                             1,847
                                                                                             4,029
Aerospace & Defense - 3.9%
     DRS Technologies Inc. (b)                                28                             1,441
     Engineered Support Systems Inc.                          41                             1,476
     Esterline Technologies Inc. (b)                          42                             1,699
     Titan Corp. (b)                                          56                             1,278
                                                                                             5,894
Agriculture - 0.6%
     Delta & Pine Land Co.                                    45                             1,138

Airlines - 0.8%
     Airtran Holdings Inc. (b) (l)                            166                            1,535

Apparel - 1.6%
     Gymboree Corp. (b)                                       97                             1,329
     Timberland Co - Class A (b) (l)                          42                             1,642
                                                                                             2,971
Auto Manufacturers - 0.7%
     Wabash National Corp.                                    55                             1,321

Banks - 8.0%
     Bank of the Ozarks Inc.                                  50                             1,655
     Boston Private Financial Holdings                        40                             1,008
     First Community Bancorp.                                 28                             1,349
     First Midwest Bancorp. Inc.                              36                             1,266
     MB Financial Inc.                                        42                             1,685
     Provident Bankshares Corp.                               31                             980
     South Financial Group                                    31                             875
     Sterling Bancshares Inc.                                 94                             1,460
     Texas Regional Bancshares Inc.                           46                             1,414
     Umpqua Holdings Corp.                                    56                             1,306
     United Bankshares Inc.                                   27                             951
     Westamerica Bancorp. (l)                                 22                             1,151
                                                                                             15,100
Building Materials - 0.5%
     Elkcorp.                                                 35                             996

Chemicals - 2.2%
     Olin Corp.                                               75                             1,364
     PolyOne Corp. (b)                                        177                            1,170
     Spartech Corp.                                           89                             1,581
                                                                                             4,115
Commercial Services - 6.9%
     Alderwoods Group Inc. (b)                                40                             573
     Arbitron Inc.                                            44                             1,875
     BearingPoint Inc. (b)                                    205                            1,500
     Devry Inc.                                               54                             1,079
     Learning Tree International Inc. (b)                     116                            1,398
     MPS Group Inc. (b)                                       158                            1,492
     United Rentals Inc.                                      63                             1,267
     Watson Wyatt & Co. Holdings                              71                             1,825
     Wright Express Corp. (b)                                 106                            1,957
                                                                                             12,966
Computers - 2.0%
     Bisys Group Inc. (b)                                     101                            1,507
     Dot Hill Systems Corp. (b)                               224                            1,172
     Radisys Corp. (b)                                        64                             1,027
                                                                                             3,706

Diversified Financial Services - 1.0%
     Calamos Asset Management Inc.                            24                             656
     Financial Federal Corp.                                  30                             1,159
                                                                                             1,815
Electric - 0.9%
     Cleco Corp.                                              75                             1,613

Electronics - 4.8%
     Benchmark Electronics Inc. (b)                           47                             1,415
     Coherent Inc. (b)                                        41                             1,487
     Metrologic Instruments Inc. (b)                          65                             810
     Photon Dynamics Inc. (b)                                 63                             1,288
     Plexus Corp. (b)                                         74                             1,053
     Rogers Corp. (b)                                         39                             1,598
     TTM Technologies Inc. (b)                                178                            1,354
                                                                                             9,005
Engineering & Construction - 1.6%
     Chicago Bridge & Iron Co. NV                             51                             1,157
     Shaw Group Inc. (b) (l)                                  85                             1,833
                                                                                             2,990
Entertainment - 1.4%
     Alliance Gaming Corp. (b) (l)                            140                            1,967
     Carmike Cinemas Inc.                                     25                             758
                                                                                             2,725
Environmental Control - 1.4%
     Tetra Tech Inc. (b)                                      118                            1,601
     Waste Connections Inc. (b)                               29                             1,074
                                                                                             2,675
Food - 1.2%
     Performance Food Group Co. (b)                           57                             1,731
     Ralcorp. Holdings Inc.                                   14                             568
                                                                                             2,299
Gas - 1.6%
     AGL Resources Inc.                                       52                             2,025
     New Jersey Resources Corp.                               22                             1,057
                                                                                             3,082
Hand & Machine Tools - 0.3%
     Kennametal Inc.                                          12                             555

Healthcare - 4.4%
     Advanced Medical Optics Inc. (b)                         49                             1,948
     Candela Corp. (b)                                        48                             505
     Hanger Orthopedic Group Inc. (b)                         159                            802
     Kindred Healthcare Inc. (b)                              26                             1,038
     LifePoint Hospitals Inc. (b)                             28                             1,389
     Molina Healthcare Inc. (b)                               13                             575
     PSS World Medical Inc. (b)                               166                            2,072
                                                                                             8,329
Home Builders - 0.5%
     Winnebago Industries                                     29                             937

Household Products - 1.7%
     Fossil Inc. (b)                                          54                             1,221
     Helen of Troy Ltd. (b)                                   30                             771
     Scotts Miracle-Gro Co. (b)                               28                             1,987
                                                                                             3,979
Insurance - 3.9%
     Arch Capital Group Ltd. (b)                              49                             2,185
     Assured Guaranty Ltd.                                    92                             2,140
     Bristol West Holdings Inc.                               64                             1,179
     Reinsurance Group of America                             21                             967
     Scottish Re Group Ltd.                                   34                             834
                                                                                             7,305
Internet - 1.3%
     Avocent Corp. (b)                                        41                             1,069
     Secure Computing Corp. (b)                               125                            1,356
                                                                                             2,425
Iron & Steel - 0.4%
     Cleveland-Cliffs Inc.                                    13                             774

Manufacturing - 1.7%
     Federal Signal Corp.                                     56                             874
     Matthews International Corp. - Class A                   16                             619
     Roper Industries Inc.                                    24                             1,677
                                                                                             3,170
Media - 1.8%
     Journal Register Co. (b)                                 106                            1,854
     Liberty Corp.                                            42                             1,561
                                                                                             3,415
Mining - 1.6%
     Foundation Coal Holdings Inc. (b)                        39                             1,019
     RTI International Metals Inc.                            63                             1,976
                                                                                             2,995
Office Furnishings - 0.9%
     Herman Miller Inc.                                       31                             953
     Knoll Inc.                                               45                             772
                                                                                             1,725
Oil & Gas Producers - 4.3%
     Brigham Exploration Co. (b)                              109                            992
     Denbury Resources Inc. (b) (l)                           22                             879
     Energy Partners Ltd. (b)                                 38                             1,001
     Forest Oil Corp. (b) (l)                                 30                             1,247
     Grey Wolf Inc. (b) (l)                                   180                            1,333
     Range Resources Corp.                                    52                             1,401
     Todco - Class A (b)                                      52                             1,325
                                                                                             8,178
Oil & Gas Services - 4.2%
     Key Energy Services Inc. (b)                             218                            2,627
     Maverick Tube Corp. (b)                                  56                             1,669
     Oil States International Inc. (b)                        54                             1,362
     Veritas DGC Inc. (b)                                     78                             2,169
                                                                                             7,827
Packaging & Containers - 0.4%
     Packaging Corp. of America                               40                             842

Pharmaceuticals - 2.3%
     BioScrip Inc. (b)                                        203                            1,218
     Connetics Corp. (b)                                      77                             1,349
     First Horizon Pharmaceutical Corp. (b)                   8                              143
     Taro Pharmaceutical Industries Ltd. (b)                  58                             1,677
                                                                                             4,387
Pipelines - 1.3%
     Kinder Morgan Management LLC (b)                         54                             2,492

Real Estate - 5.2%
     Alexandria Real Estate Equites Inc.                      21                             1,528
     BioMed Realty Trust Inc.                                 41                             973
     Brandywine Realty Trust                                  39                             1,205
     Capital Automotive Reit                                  34                             1,294
     Carramerica Realty Corp.                                 28                             1,024
     Lexington Corporate Properties Trust                     48                             1,162
     Mills Corp.                                              25                             1,532
     Prentiss Properties Trust                                27                             984
                                                                                             9,702
Retail - 5.9%
     99 Cents Only Stores (b) (l)                             80                             1,018
     AnnTaylor Stores Corp. (b) (l)                           59                             1,425
     CBRL Group Inc.                                          35                             1,345
     CSK Auto Inc. (b)                                        84                             1,408
     Dick's Sporting Goods Inc. (b)                           33                             1,281
     Finish Line - Class A                                    4                              74
     HOT Topic Inc. (b) (l)                                   46                             876
     Rush Enterprises Class A (b)                             61                             819
     TBC Corp. (b)                                            56                             1,508
     Tractor Supply Co. (b)                                   29                             1,414
                                                                                             11,168
Savings & Loans - 1.4%
     BankUnited Financial Corp. (b)                           36                             968
     MAF Bancorp. Inc.                                        40                             1,718
                                                                                             2,686
Semiconductors - 3.6%
     AMIS Holdings Inc. (b)                                   75                             1,002
     Brooks Automation Inc. (b)                               58                             855
     ChipMOS Technologie Bermuda Ltd. (b) (l)                 177                            1,171
     Exar Corp. (b)                                           130                            1,942
     Integrated Device Technology Inc. (b)                    162                            1,738
                                                                                             6,708
Software - 0.7%
     Serena Software Inc.                                     71                             1,366

Telecommunications Equipment - 4.2%
     Applied Signal Technology                                18                             333
     C-COR Inc. (b)                                           188                            1,290
     CommScope Inc. (b)                                       111                            1,938
     Foundry Networks Inc. (b)                                127                            1,099
     Oplink Communications Inc. (b)                           188                            321
     Polycom Inc.                                             99                             1,482
     Safenet Inc. (b)                                         42                             1,431
                                                                                             7,894
Transportation - 2.7%
     Forward Air Corp.                                        44                             1,237
     OMI Corp. (l)                                            71                             1,357
     Pacer International Inc. (b)                             72                             1,558
     Swift Transportation Co. Inc. (b) (l)                    42                             987
                                                                                             5,139
Wireless Telecommunications - 0.7%
     Wireless Facilities Inc. (b)                             197                            1,249

     Total Common Stocks (cost $168,352)                                                     185,222

Short Term Investments - 9.6%
Money Market Funds - 2.6%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             4,857                          4,857

Securities Lending Collateral - 7.0%
     Mellon GSL Delaware Business Trust Collateral Fund       13,232                         13,232

     Total Short Term Investments (cost $18,089)                                             18,089

Total Investments - 108.0% (cost $186,441)                                                   203,311
Other Assets and Liabilities, Net -  (8.0%)                                                  (15,140)
Total Net Assets - 100%                                                                      $188,171

JNL/Mellon Capital Management Bond Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Mortgage Securities                                      47.4%
     Government                                               28.0%
     Financial                                                9.1%
     Money Market Investment                                  3.3%
     Communications                                           3.1%
     Consumer, Non-cyclical                                   2.0%
     Asset Backed Securities                                  1.6%
     Utilities                                                1.6%
     Energy                                                   1.2%
     Industrial                                               1.2%
     Consumer, Cyclical                                       0.7%
     Basic Materials                                          0.6%
     Technology                                               0.2%
                                                              100.0%

Corporate Bonds - 27.0%
Aerospace & Defense - 0.2%
     Lockheed Martin Corp., 8.50%, 12/01/29                   $75                            $108
     Northrop Grumman Corp., 7.75%, 03/01/16                  150                            187
     Raytheon Co., 6.15%, 11/01/08                            89                             94
     United Technologies Corp.
     6.35%, 03/01/11                                          75                             83
     6.70%, 08/01/28                                          50                             61
                                                                                             533
Agriculture - 0.1%
     Bunge Ltd. Finance Corp., 5.35%, 04/15/14                75                             78

Asset Backed Securities - 4.8%
     Americredit Automobile Receivables Trust
     3.67%, 06/08/09                                          500                            499
     2.84%, 08/06/10                                          115                            113
     Banc of America Commercial Mortgage Inc.,
     5.118%, 07/11/43                                         150                            156
     Capital One Bank, 3.18%, 09/15/10                        250                            247
     Capital One Master Trust, 2.59%, 09/15/09                150                            148
     Chase Manhattan Bank-First Union National Bank,
     7.44%, 08/15/31                                          50                             56
     Commercial Conduit Mortgage Trust, 6.48%, 02/18/30       200                            210
     Commercial Mortgage Acceptance Corp., 6.79%, 06/15/31    39                             39
     DaimlerChrysler AG, 3.78%, 02/06/07                      167                            167
     DLJ Mortgage Acceptance Corp.
     6.46%, 03/10/32                                          50                             53
     6.88%, 06/10/32                                          42                             43
     6.93%, 11/10/33                                          85                             88
     First Boston Mortgage Securities Corp., 6.91%, 09/15/41  80                             81
     First Union Corp.
     6.136%, 03/15/33                                         301                            325
     6.56%, 11/18/35                                          249                            262
     First Union-Lehman Brothers Commercial Mortgage,
     6.65%, 11/18/29                                          70                             74
     Fleet Credit Card Master Trust, 5.60%, 12/15/08          250                            254
     Household Automotive Trust
     2.31%, 04/17/08                                          321                            319
     3.02%, 12/17/10                                          365                            359
     JPMorgan Chase Commercial Mortgage Security Corp.
     5.822%, 05/12/34                                         250                            263
     6.507%, 10/15/35 (g)                                     35                             37
     4.88%, 01/12/38                                          500                            512
     5.381%, 06/12/41 (g)                                     250                            268
     LB Commercial Conduit Mortgage Trust
     5.401%, 03/15/26                                         80                             81
     3.85%, 05/15/27                                          250                            243
     5.594%, 06/15/31                                         75                             80
     6.41%, 06/15/31                                          88                             89
     6.78%, 06/15/31                                          223                            241
     4.166%, 05/15/32                                         165                            162
     Morgan Stanley Dean Witter Capital I, 4.80%, 01/13/41 (g)250                            255
     Mortgage Capital Funding, 7.29%, 07/20/27                9                              9
     PP&L Transition Bond Co. LLC, 7.05%, 06/25/09            55                             57
     Salomon Brothers Mortgage Securities VII,
     6.168%, 02/13/10                                         100                            105
     Wachovia Bank Commercial Mortgage Trust
     4.44%, 11/15/34                                          200                            201
     5.22%, 01/15/41                                          100                            105
     5.23%, 07/15/41 (g)                                      250                            263
     4.896%, 10/15/41                                         500                            509
     WFS Financial Inc., 2.41%, 12/20/10                      135                            133
                                                                                             7,106
Auto Manufacturers - 0.3% DaimlerChrysler NA Holding Corp.
     4.75%, 01/15/08                                          150                            151
     6.50%, 11/15/13                                          100                            108
     8.50%, 01/18/31                                          50                             63
     Ford Motor Co.
     6.375%, 02/01/29                                         75                             58
     7.45%, 07/16/31                                          100                            83
                                                                                             463
Banks - 5.5%
     American General Finance Corp., 4.625%, 09/01/10         150                            151
     Bac Cap Trust V, 5.625%, 03/08/35                        50                             51
     Banc of America Commercial Mortgage Inc.,
     4.05%, 11/10/38                                          500                            493
     Bank of America Corp.
     5.25%, 02/01/07                                          100                            102
     6.25%, 04/01/08                                          250                            264
     4.875%, 09/15/12                                         150                            154
     Barclays Bank Plc, 6.86%, 09/15/49 (e)                   50                             59
     BB&T Corp., 6.50%, 08/01/11                              75                             83
     Burlington Northern Santa Fe Corp., 5.90%, 07/01/12      150                            162
     Capital One Bank, 4.875%, 05/15/08                       150                            152
     ConAgra Foods Inc., 7.875%, 09/15/10                     200                            230
     Corporacion Andina de Fomento, 6.875%, 03/15/12          150                            168
     Countrywide Home Loans Inc., 4.25%, 12/19/07             250                            250
     Duke Energy Corp., 5.625%, 11/30/12                      150                            159
     European Investment Bank
     4.625%, 03/01/07                                         500                            506
     3.125%, 10/15/07                                         250                            247
     4.625%, 05/15/14                                         150                            156
     Fifth Third Bank, 4.20%, 02/23/10                        100                            100
     Fleet National Bank, 5.75%, 01/15/09                     100                            105
     HSBC Holdings Plc
     5.25%, 12/12/12                                          100                            104
     7.625%, 05/17/32 (e)                                     150                            197
     International Bank, 7.625%, 01/19/23                     50                             69
     JPMorgan Chase & Co., 5.75%, 01/02/13                    100                            107
     Key Bank National Association, 5.80%, 07/01/14           100                            108
     KFW International Finance
     4.75%, 01/24/07                                          250                            254
     4.125%, 10/15/14                                         150                            150
     Marathon Oil Corp., 6.125%, 03/15/12                     200                            218
     National Australia Bank Ltd., 8.60%, 05/19/10            150                            178
     National City Corp., 4.625%, 05/01/13                    100                            101
     National Westminster Bank Plc, 7.375%, 10/01/09          250                            281
     NB Captial Trust, 7.83%, 12/15/26                        75                             81
     Popular North America Inc.
     6.125%, 10/15/06                                         150                            153
     4.25%, 04/01/08                                          100                            100
     Royal Bank of Scotland Group Plc, 5.00%, 10/01/14        100                            103
     Sempra Energy, 4.75%, 05/15/09                           200                            202
     Simon Property Group LP, 7.125%, 02/09/09                200                            217
     Suntrust Bank Inc., 6.375%, 04/01/11                     200                            221
     Svensk Exportkredit AB, 4.00%, 06/15/10 (l)              200                            200
     Textron Financial Corp., 6.00%, 11/20/09                 250                            269
     US Bank NA, 6.375%, 08/01/11                             100                            110
     Wachovia Corp.
     7.50%, 07/15/06                                          500                            516
     6.25%, 08/04/08                                          150                            159
     Wells Fargo & Co.
     4.20%, 01/15/10 (f)                                      100                            100
     5.00%, 11/15/14 (f)                                      200                            206
     XTO Energy Inc., 4.90%, 02/01/14                         75                             75
                                                                                             8,071
Beverages - 0.3%
     Anheuser-Busch Cos. Inc., 5.05%, 10/15/16                100                            104
     Coca-Cola Co., 7.125%, 08/01/17                          100                            120
     Diageo Capital Plc, 4.375%, 05/03/10                     50                             50
     Pepsi Bottling Group Inc., 7.00%, 03/01/29               75                             95
                                                                                             369
Biotechnology - 0.0%
     Pharmacia Corp., 6.60%, 12/01/28                         50                             61

Building Materials - 0.0%
     Toll Brothers Inc., 4.95%, 03/15/14                      50                             49

Chemicals - 0.2%
     Dow Chemical Co.
     6.125%, 02/01/11                                         50                             54
     6.00%, 10/01/12                                          50                             55
     E.I. du Pont de Nemours & Co., 4.75%, 11/15/12           100                            103
     Rohm & Haas Co., 7.85%, 07/15/29                         50                             68
                                                                                             280
Commercial Services - 0.3%
     Bear Stearns Adjustable Rate Mortgage Trust,
     6.80%, 07/15/31                                          60                             62
     Cendant Corp., 6.25%, 01/15/08                           200                            209
     Hertz Corp., 7.625%, 06/01/12                            100                            98
     Waste Management Inc., 7.375%, 08/01/10 (f)              100                            112
                                                                                             481
Computers - 0.2%
     International Business Machines Corp., 5.375%,
        02/01/09 (f)                                          300                            313

Cosmetics & Personal Care - 0.1%
     Proctor & Gamble Co., 4.95%, 08/15/14                    150                            156

Diversified Financial Services - 4.2%
     Associates Corp. NA, 6.25%, 11/01/08                     300                            319
     Bank One Corp., 2.625%, 06/30/08                         250                            239
     Boeing Capital Corp., 5.80%, 01/15/13                    125                            136
     CIT Group Inc., 7.375%, 04/02/07                         250                            263
     Citigroup Inc.
     3.50%, 02/01/08                                          500                            493
     6.00%, 02/21/12                                          100                            109
     Countrywide Home Loans Inc., 5.50%, 08/01/06             75                             76
     Credit Suisse First Boston USA Inc.
     5.875%, 08/01/06                                         100                            102
     6.125%, 11/15/11                                         100                            109
     7.125%, 07/15/32                                         100                            127
     Ford Motor Credit Co.
     7.20%, 06/15/07                                          100                            101
     6.625%, 06/16/08                                         100                            99
     5.80%, 01/12/09                                          100                            95
     7.375%, 10/28/09                                         75                             73
     7.25%, 10/25/11                                          75                             72
     7.00%, 10/01/13                                          75                             72
     General Electric Corp.
     3.50%, 05/01/08 (f)                                      250                            246
     3.125%, 04/01/09 (f)                                     150                            145
     5.45%, 01/15/13 (f)                                      250                            265
     6.75%, 03/15/32 (f)                                      100                            123
     Goldman Sachs Group Inc.
     6.65%, 05/15/09 (f)                                      250                            271
     5.25%, 04/01/13 (f)                                      100                            103
     Household Automotive Trust, 4.37%, 12/17/08              71                             71
     International Finance Corp., 5.75%, 10/15/06 (f)         250                            255
     JPMorgan Chase & Co., 6.625%, 03/15/12                   100                            111
     Lehman Brothers Holdings Inc.
     4.00%, 01/22/08                                          250                            249
     6.625%, 01/18/12                                         100                            112
     Merrill Lynch & Co. Inc., 4.125%, 09/10/09               250                            249
     Morgan Stanley Capital I, 6.52%, 03/15/30                62                             65
     Morgan Stanley Dean Witter Capital I
     7.25%, 04/01/32                                          100                            126
     7.57%, 11/15/36                                          100                            112
     National Rural Utilities, 5.75%, 08/28/09                200                            211
     Pemex Master Trust 7.875% 2/1/09, 7.875%, 02/01/09       100                            109
     Pemex Project Funding Master Trust, 8.625%, 02/01/22     75                             92
     Pitney Bowes Credit Corp., 5.75%, 08/15/08               300                            317
     SLM Corp., 5.05%, 11/14/14                               250                            258
     Toyota Motor Credit Corp., 2.875%, 08/01/08              100                            97
     Verizon Global Funding Corp., 7.75%, 12/01/30            50                             65
                                                                                             6,137
Electric - 1.1%
     Alabama Power Co., 5.875%, 12/01/22                      100                            109
     American Electric Power Co. Inc., 5.375%, 03/15/10       100                            104
     Constellation Energy Group Inc., 7.00%, 04/01/12         100                            113
     Consumers Energy, 5.50%, 08/15/16                        25                             26
     Emerson Electric Co., 5.00%, 12/15/14                    100                            103
     Firstenergy Corp.
     5.50%, 11/15/06                                          25                             25
     6.45%, 11/15/11                                          25                             27
     7.375%, 11/15/31                                         25                             31
     FPL Group Capital Inc., 7.625%, 09/15/06                 100                            104
     Hydro Quebec, 7.50%, 04/01/16                            100                            124
     Midamerican Energy Co., 6.75%, 12/30/31                  50                             61
     Midamerican Energy Holdings Co., 5.875%, 10/01/12        100                            106
     Nisource Finance Corp., 5.40%, 07/15/14                  75                             77
     Northern States Power Co., 8.00%, 08/28/12               100                            122
     Pacific Gas & Electric Co., 6.05%, 03/01/34              100                            110
     PPL Electric Utilities Corp., 6.25%, 08/15/09            100                            107
     Progress Energy Inc., 7.75%, 03/01/31                    50                             62
     PSEG Power LLC, 8.625%, 04/15/31                         75                             104
     SCANA Corp., 6.875%, 05/15/11                            75                             84
     TXU Energy Co., 7.00%, 03/15/13                          25                             28
                                                                                             1,627
Electrical Components & Equipment - 0.1%
     Exelon Generation Co. LLC, 5.35%, 01/15/14               150                            156

Electronics - 0.2%
     Scottish Power Plc, 5.375%, 03/15/15                     50                             51
     Southern California Edison Co., 6.00%, 01/15/34          75                             84
     TXU Electric Delivery Co., 6.375%, 01/15/15              150                            166
                                                                                             301
Entertainment - 0.0%
     Walt Disney Co., 7.00%, 03/01/32                         50                             61

Food - 0.9%
     Corn Products International Inc., 8.25%, 07/15/07        100                            107
     General Mills Inc., 6.00%, 02/15/12 (f)                  100                            109
     Grand Metropolitan Investment Corp., 8.00%, 09/15/22     100                            133
     Kellogg Co., 2.875%, 06/01/08                            250                            241
     Kraft Foods Inc., 4.625%, 11/01/06                       50                             50
     Kroger Co., 5.50%, 02/01/13                              100                            104
     Nabisco Holdings Corp., 7.05%, 07/15/07                  200                            210
     Safeway Inc., 5.80%, 08/15/12 (l)                        100                            105
     Sara Lee Corp., 6.25%, 09/15/11                          75                             80
     Unilever Capital Corp., 7.125%, 11/01/10                 100                            113
                                                                                             1,252
Forest Products & Paper - 0.2%
     International Paper Co., 6.75%, 09/01/11 (f)             100                            109
     Weyerhaeuser Co., 7.375%, 03/15/32                       100                            118
                                                                                             227
Gas - 0.1%
     Praxair Inc., 3.95%, 06/01/13                            100                            96

Healthcare - 0.2%
     Baxter International Inc., 4.625%, 03/15/15              75                             74
     Schering-Plough Corp., 6.75%, 12/01/33                   50                             60
     WellPoint Health Networks, 4.25%, 12/15/09               50                             50
     Wyeth, 6.45%, 02/01/24                                   100                            114
                                                                                             298
Holding Companies - Diversified - 0.2%
     Cincinnati Financial Corp., 6.125%, 11/01/34             100                            110
     COX Communications Inc., 4.625%, 01/15/10                100                            100
     Lear Corp., 5.75%, 08/01/14                              50                             45
     News America Inc., 5.30%, 12/15/14 (l)                   75                             77
                                                                                             332
Insurance - 0.7%
     Aegon AV, 4.75%, 06/01/13                                150                            151
     Allstate Corp.
     6.125%, 02/15/12                                         75                             82
     5.35%, 06/01/33                                          75                             75
     American International Group Inc., 4.25%, 05/15/13       100                            97
     Chubb Corp., 5.20%, 04/01/13                             100                            104
     Hartford Life Inc., 7.65%, 06/15/27                      75                             97
     Marsh & McLennan Cos. Inc., 3.625%, 02/15/08             100                            98
     MetLife Inc., 5.00%, 11/24/13                            100                            102
     Principal Life Income Funding Trusts, 5.10%, 04/15/14    150                            156
     Travelers Property Casualty Corp., 6.75%, 11/15/06       100                            103
                                                                                             1,065
Investment Companies - 0.8%
     Citigroup Inc., 6.00%, 10/31/33                          50                             55
     Goldman Sachs Group Inc.
     7.35%, 10/01/09 (f)                                      350                            390
     5.125%, 01/15/15 (f)                                     200                            204
     Merrill Lynch & Co. Inc., 5.00%, 01/15/15 (l)            200                            205
     Merrill Lynch Mortgage Trust, 5.403%, 07/12/34           200                            209
     SLM Corp., 5.00%, 10/01/13                               50                             51
                                                                                             1,114
Iron & Steel - 0.0%
     Alcan Inc., 4.875%, 09/15/12                             50                             50

Manufacturing - 0.3%
     General Electric Corp., 5.00%, 02/01/13 (f)              100                            103
     Honeywell International Inc., 6.125%, 11/01/11           100                            110
     Tyco International Group SA, 6.125%, 01/15/09 (l)        150                            159
                                                                                             372
Media - 0.4%
     Comcast Corp., 6.50%, 01/15/15                           50                             56
     News America Inc., 6.20%, 12/15/34                       50                             52
     Time Warner Inc.
     6.625%, 05/15/29                                         100                            111
     7.625%, 04/15/31                                         150                            187
     Viacom Inc., 7.875%, 07/30/30                            125                            147
                                                                                             553
Metal Fabrication & Hardware - 0.1%
     Alcan Inc., 6.125%, 12/15/33                             25                             27
     Alco Inc., 5.375%, 01/15/13                              50                             53
                                                                                             80
Mining - 0.1%
     BHP Billiton Finance USA Ltd., 4.80%, 04/15/13           100                            101
     Newmont Mining Corp., 5.875%, 04/01/35                   50                             51
                                                                                             152
Oil & Gas Producers - 0.6%
     Alberta Energy Co. Ltd., 7.375%, 11/01/31                100                            126
     Amerada Hess Corp.
     6.65%, 08/15/11                                          25                             28
     7.30%, 08/15/31                                          35                             42
     Anadarko Petroleum Corp., 3.25%, 05/01/08                250                            243
     Burlington Resources Finance Co., 7.20%, 08/15/31        100                            123
     ConocoPhillips, 6.65%, 07/15/18                          75                             88
     Consolidated Natural Gas Co., 6.80%, 12/15/27            50                             58
     Devon Financing Corp. ULC, 7.875%, 09/30/31              100                            130
     Enterprise Products Partners LP
     4.95%, 06/01/10                                          25                             25
     5.60%, 10/15/14                                          25                             26
     6.875%, 03/01/33                                         25                             28
                                                                                             917
Oil & Gas Services - 0.2%
     Conoco Funding Co., 7.25%, 10/15/31                      75                             98
     Occidental Petroleum Corp., 6.75%, 01/15/12              50                             57
     Petro-Canada, 7.00%, 11/15/28                            75                             89
     Suncor Energy Inc., 5.95%, 12/01/34                      100                            111
                                                                                             355
Pharmaceuticals - 0.1%
     Wyeth, 5.50%, 03/15/13                                   100                            105

Pipelines - 0.1%
     Kinder Morgan Energy Partners LP, 5.00%, 12/15/13        75                             76

Real Estate - 0.4%
     Boston Properties LP, 6.25%, 01/15/13                    150                            163
     EOP Operating LP, 4.75%, 03/15/14                        75                             74
     First Union Corp.
     7.184%, 12/15/31                                         23                             24
     7.39%, 12/15/31                                          105                            117
     GMAC Commercial Mortgage, 6.42%, 05/15/35                99                             105
     Heller Financial Inc., 6.50%, 05/15/31                   54                             55
                                                                                             538
Retail - 0.4%
     Federated Department Stores Inc., 6.90%, 04/01/29 (l)    100                            116
     May Department Stores Co., 4.80%, 07/15/09               150                            152
     Target Corp., 7.00%, 07/15/31 (l)                        100                            128
     Wal-Mart Stores Inc.
     4.55%, 05/01/13 (f)                                      100                            101
     7.55%, 02/15/30 (f)                                      50                             68
                                                                                             565
Savings & Loans - 0.1%
     Washington Mutual Inc., 4.625%, 04/01/14                 100                            97

Sovereign - 0.6%
     Federal Home Loan Bank System, 4.00%, 03/10/08 (l)       150                            150
     Inter-American Development Bank, 7.375%, 01/15/10 (f)    100                            114
     Province of Ontario, 3.625%, 10/21/09                    150                            148
     Republic of Italy, 2.75%, 12/15/06                       200                            197
     Republic of Korea, 8.875%, 04/15/08                      300                            338
                                                                                             947
Storage/Warehousing - 0.2%
     Union Pacific Corp., 6.625%, 02/01/08                    250                            264

Telecommunications - 2.3%
     Alltel Corp., 7.875%, 07/01/32                           50                             66
     AT&T Broadband Corp., 8.375%, 03/15/13                   250                            305
     Bellsouth Capital Funding, 7.875%, 02/15/30              100                            129
     BellSouth Corp., 5.20%, 09/15/14                         100                            103
     British Telecommunications Plc,
     (Step-Up Bond), 8.375%, 12/15/10 (d) (g)                 250                            296
     Clear Channel Communications Inc., 7.65%, 09/15/10 (l)   100                            108
     Deutsche Telekom International Finance BV,
     8.50%, 06/15/10                                          400                            464
     GTE Corp., 6.94%, 04/15/28                               50                             58
     New Cingular Wireless Services Inc., 7.50%, 05/01/07     250                            265
     SBC Communications Inc.
     5.875%, 02/01/12                                         100                            107
     6.15%, 09/15/34 (l)                                      50                             54
     Southwestern Bell Telephone Co., 7.00%, 07/01/15         100                            116
     Sprint Capital Corp.
     6.00%, 01/15/07                                          150                            154
     8.375%, 03/15/12                                         100                            120
     6.875%, 11/15/28                                         75                             86
     Telecom Italia Capital SA, 6.375%, 11/15/33              50                             54
     Telefonica Europe BV, 8.25%, 09/15/30                    100                            140
     TELUS Corp., 7.50%, 06/01/07                             125                            132
     Verizon Global Funding Corp., 7.25%, 12/01/10            250                            283
     Verizon Wireless Capital LLC, 5.375%, 12/15/06           200                            204
     Vodafone Group Plc, 5.00%, 12/16/13                      150                            154
                                                                                             3,398
 Tobacco - 0.1%
     Altria Group Inc., 7.75%, 01/15/27                       75                             90

Transportation - 0.1%
     CSX Corp., 6.75%, 03/15/11                               50                             55
     Norfolk Southern Corp., 7.25%, 02/15/31                  75                             96
     Union Pacific Corp., 6.625%, 02/01/29                    25                             29
                                                                                             180
Wireless Telecommunications - 0.2%
     Motorola Inc., 7.625%, 11/15/10                          150                            172
     New Cingular Wireless Services Inc., 8.75%, 03/01/31     108                            151
                                                                                             323

     Total Corporate Bonds (cost $39,169)                                                    39,688

Government Securities - 71.4%
Banks - 0.4%
     International Bank For Recon & Development,
     4.375%, 09/28/06                                         300                            302
     Kredit Fuer Wiederaufbau, 3.25%, 03/30/09                350                            344
                                                                                             646
Sovereign - 1.4%
     Canadian Government Bond, 6.75%, 08/28/06                100                            103
     European Bank, 5.375%, 06/15/06                          100                            101
     Financement Quebec, 5.00%, 10/25/2012                    100                            104
     Nova Scotia Province, 5.75%, 02/27/12                    100                            109
     Province of British Columbia, 4.625%, 10/03/06           100                            101
     Quebec Province Co.
     5.75%, 02/15/09                                          125                            132
     7.50%, 07/15/23                                          100                            135
     Republic of Chile, 5.50%, 01/15/13                       100                            106
     Republic of Italy
     4.00%, 06/16/08                                          250                            251
     4.375%, 06/15/13                                         100                            102
     5.375%, 06/15/33                                         100                            108
     State of Israel, 4.625%, 06/15/2013                      75                             74
     United Mexican States
     4.625%, 10/08/08                                         200                            201
     6.375%, 01/16/13                                         150                            161
     7.50%, 04/08/33                                          250                            287
                                                                                             2,075
U.S. Government Agencies - 44.5% Federal Government Loan Mortgage Co.
     6.50%, 12/01/28                                          125                            130
     6.50%, 05/01/29                                          45                             47
     5.50%, 04/01/33                                          216                            219
     Federal Home Loan Mortgage Corp.
     4.00%, TBA (c)                                           900                            880
     4.50%, TBA (c)                                           1,800                          1,792
     5.50%, TBA (c)                                           5,600                          11,299
     6.50%, TBA (c)                                           1,200                          1,242
     6.00%, TBA (c)                                           500                            517
     6.50%, TBA (c)                                           1,200                          1,242
     2.75%, 08/15/06 (l)                                      610                            603
     2.95%, 09/14/06                                          100                            99
     2.75%, 10/15/06                                          920                            908
     2.625%, 10/16/06 (l)                                     250                            246
     2.375%, 02/15/07 (l)                                     800                            782
     2.875%, 05/15/07                                         1,500                          1,475
     3.30%, 09/14/07                                          100                            99
     3.375%, 09/14/07                                         1,075                          1,065
     3.25%, 11/02/07 (l)                                      150                            148
     4.125%, 09/01/09                                         100                            100
     4.125%, 02/24/11 (l)                                     500                            495
     5.50%, 09/15/11                                          500                            538
     5.75%, 05/15/12                                          325                            356
     5.125%, 07/15/12                                         428                            454
     4.625%, 05/28/13                                         75                             74
     6.50%, 06/01/14                                          191                            199
     5.25%, 06/18/14 (f) (l)                                  1,240                          1,331
     7.00%, 08/01/15                                          28                             29
     7.00%, 11/01/15                                          2                              3
     7.00%, 11/01/16                                          118                            123
     6.00%, 12/01/16                                          87                             90
     4.50%, 01/01/18                                          74                             74
     5.50%, 04/01/18                                          50                             51
     5.00%, 07/17/18                                          2,100                          2,123
     4.00%, 05/01/19                                          67                             66
     5.00%, 07/01/19                                          162                            164
     6.50%, 03/01/31                                          54                             56
     7.00%, 06/01/31                                          29                             30
     7.50%, 11/01/31                                          285                            305
     7.50%, 04/01/32                                          451                            482
     6.25%, 07/15/32 (l)                                      300                            377
     6.00%, 04/01/33                                          13                             13
     4.50%, 10/01/33                                          10                             9
     5.00%, 07/01/35                                          3,200                          3,200
     Federal National Mortgage Association
     4.50%, TBA (c)                                           3,500                          3,484
     5.00%, TBA (c)                                           7,500                          7,543
     5.50%, TBA (c)                                           6,200                          6,289
     3.41%, 08/30/07                                          100                            99
     3.25%, 01/15/08                                          330                            325
     2.50%, 06/15/08 (l)                                      355                            341
     3.25%, 08/15/08                                          1,140                          1,119
     3.25%, 02/15/09                                          350                            342
     4.25%, 05/15/09                                          500                            505
     6.625%, 09/15/09 (l)                                     400                            441
     6.00%, 05/15/11 (l)                                      700                            770
     5.375%, 11/15/11                                         500                            536
     4.125%, 04/15/14 (l)                                     400                            397
     5.00%, 04/15/15                                          400                            423
     6.50%, 02/01/16                                          14                             15
     6.00%, 06/01/16                                          159                            164
     6.50%, 09/01/16                                          29                             31
     6.50%, 10/01/16                                          51                             53
     6.50%, 12/01/16                                          2                              2
     5.50%, 03/01/17                                          53                             54
     5.00%, 10/01/17                                          75                             76
     4.00%, 10/01/18                                          158                            155
     6.25%, 05/15/29 (l)                                      225                            278
     6.625%, 11/15/30 (l)                                     160                            208
     7.00%, 02/01/31                                          177                            186
     5.50%, 01/01/32                                          370                            376
     6.50%, 07/01/32                                          133                            138
     6.00%, 02/01/33                                          354                            364
     5.50%, 08/15/33                                          500                            506
     4.50%, 11/01/33                                          659                            646
     5.00%, 06/01/34                                          281                            281
     5.50%, 07/01/34                                          1,550                          1,572
     6.50%, 07/01/34                                          1,266                          1,311
     6.00%, 08/01/34                                          1,284                          1,317
     FHLMC Gold, TBA (c)                                      3,200                          3,281
     Freddie Mac, 3.00%, 09/29/06                             200                            198
     Government National Mortgage Association
     5.50%, TBA (c)                                           1,000                          1,020
     8.00%, 04/15/30 (f)                                      42                             45
     8.50%, 06/15/30 (f)                                      40                             44
     8.50%, 12/15/30 (f)                                      2                              2
     6.50%, 01/15/32 (f)                                      222                            232
     6.00%, 10/15/32 (f)                                      205                            211
     5.50%, 07/15/33 (f)                                      615                            628
     5.00%, 07/01/35                                          1,100                          1,107
     6.00%, 07/01/35                                          1,500                          1,546
                                                                                             65,354
U.S. Treasury Securities - 25.1% U.S. Treasury Bond
     10.375%, 11/15/12 (f)                                    240                            276
     12.00%, 08/15/13 (l)                                     250                            310
     11.25%, 02/15/15 (f)                                     495                            781
     7.25%, 05/15/16 (l)                                      270                            346
     8.75%, 05/15/17 (l)                                      715                            1,027
     8.875%, 02/15/19 (l)                                     645                            959
     8.50%, 02/15/20 (l)                                      100                            147
     8.75%, 05/15/20 (f)                                      180                            270
     8.00%, 11/15/21 (f)                                      1,750                          2,522
     7.125%, 02/15/23 (l)                                     735                            993
     6.875%, 08/15/25 (f)                                     390                            525
     6.75%, 08/15/26 (l)                                      200                            268
     6.50%, 11/15/26 (l)                                      360                            471
     6.375%, 08/15/27 (l)                                     120                            156
     5.25%, 02/15/29 (l)                                      895                            1,024
     6.25%, 05/15/30 (l)                                      350                            456
     U.S. Treasury Note
     2.875%, 11/30/06                                         725                            718
     3.125%, 01/31/07 (l)                                     1,740                          1,726
     6.25%, 02/15/07 (l)                                      1,250                          1,302
     3.75%, 03/31/07 (l)                                      420                            421
     4.375%, 05/15/07 (l)                                     630                            638
     3.625%, 06/30/07 (f)                                     2,200                          2,199
     3.25%, 08/15/07 (l)                                      320                            317
     3.00%, 11/15/07 (l)                                      1,880                          1,853
     3.375%, 02/15/08 (l)                                     1,000                          993
     3.75%, 05/15/08                                          1,900                          1,904
     3.375%, 11/15/08 (l)                                     2,680                          2,653
     3.375%, 12/15/08 (l)                                     1,050                          1,039
     3.25%, 01/15/09 (l)                                      270                            266
     5.50%, 05/15/09 (l)                                      310                            330
     3.375%, 10/15/09 (l)                                     1,500                          1,479
     6.50%, 02/15/10 (l)                                      1,470                          1,640
     5.00%, 02/15/11 (l)                                      1,530                          1,626
     4.875%, 02/15/12 (l)                                     545                            579
     4.375%, 08/15/12 (l)                                     555                            576
     3.875%, 02/15/13 (l)                                     50                             50
     3.625%, 05/15/13 (l)                                     600                            592
     4.25%, 08/15/14 (l)                                      865                            886
     4.25%, 11/15/14 (l)                                      1,850                          1,893
     4.125%, 05/15/15                                         600                            609
                                                                                             36,820

     Total Government Securities (cost $103,941)                                             104,894

Municipals - 0.2%
     Illinois State Taxable Pension, 5.10%, 06/01/33 (f)      200                            209
     New Jersey State Turnpike, 4.252%, 01/01/16 (f)          100                            99

     Total Municipals (cost $278)                                                            308

Short Term Investments - 51.6%
Commercial Paper - 22.0%
     ABN AMRO, 3.12%, 07/14/05                                2,000                          1,998
     CBA Finance, 3.07%, 07/06/05                             3,000                          2,999
     Danske Corp., 3.11%, 07/07/05                            2,000                          1,999
     E.I. du Pont de Nemours & Co., 3.04%, 07/13/05           2,500                          2,497
     General Electric Corp., 3.10%, 07/13/05                  4,000                          3,996
     Goldman Sachs Group Inc., 3.10%, 07/15/05                2,500                          2,497
     HBOS Treasury Services Plc, 3.05%, 07/13/05              3,500                          3,496
     ING US Funding LLC, 3.12%, 07/14/05                      1,000                          999
     International Lease Finance Corp., 3.10%, 07/13/05       2,700                          2,697
     Lloyds TSB Bank, 3.10%, 07/05/05                         3,000                          2,999
     Societe Generale, 3.15%, 07/15/05                        2,500                          2,497
     UBS Finance LLC, 3.09%, 07/11/05                         4,000                          3,997
                                                                                             32,671
Diversified Financial Services - 2.0%
     Dexia Delaware Inc., 3.09%, 07/08/05                     3,000                          2,998

Money Market Funds - 3.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (n)         4,918                          4,918

Securities Lending Collateral - 23.9%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   35,197                         35,197

     Total Short Term Investments (cost $75,784)                                             75,784

Total Investments - 150.2% (cost $219,172)                                                   220,674
Other Assets and Liabilities, Net -  (50.2%)                                                 (73,712)
Total Net Assets - 100%                                                                      $146,962

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   21.4%
     Financial                                                19.8%
     Technology                                               12.6%
     Industrial                                               10.6%
     Consumer, Cyclical                                       10.5%
     Communications                                           8.8%
     Energy                                                   8.2%
     Basic Materials                                          3.8%
     Utilities                                                2.3%
     Money Market Investment                                  1.7%
     Government                                               0.3%
                                                              100.0%

Common Stocks - 97.6%
Aerospace & Defense - 2.0%
     Lockheed Martin Corp.                                    6                              $405
     Northrop Grumman Corp.                                   7                              387
     Ratheon Co.                                              9                              358
                                                                                             1,150
Airlines - 0.1%
     Southwest Airlines Co.                                   3                              48

Apparel - 1.4%
     Coach Inc. (b)                                           12                             386
     Nike Inc. - Class B                                      5                              407
                                                                                             793
Auto Manufacturers - 1.5%
     Ford Motor Co.                                           35                             360
     Navistar International Corp. (b)                         8                              253
     Paccar Inc.                                              4                              283
                                                                                             896
Auto Parts & Equipment - 0.0%
     Cooper Tire & Rubber Co.                                 -                              6

Banks - 6.3%
     Bank of America Corp.                                    24                             1,087
     Compass Bancshares Inc.                                  7                              329
     Fifth Third Bancorp. (l)                                 10                             403
     First Horizon National Corp.                             1                              21
     National City Corp.                                      5                              154
     North Fork Bancorp. Inc.                                 2                              42
     Suntrust Bank Inc.                                       6                              397
     US Bancorp.                                              5                              158
     Wachovia Corp.                                           9                              458
     Wells Fargo & Co.                                        10                             600
                                                                                             3,649
Beverages - 2.2%
     Anheuser-Busch Cos. Inc.                                 2                              112
     Brown-Forman Corp. - Class B                             4                              221
     Coca-Cola Co.                                            12                             516
     PepsiCo Inc.                                             8                              420
                                                                                             1,269
Biotechnology - 1.0%
     Amgen Inc. (b)                                           7                              397
     Biogen Idec Inc. (b)                                     2                              62
     Chiron Corp.                                             1                              26
     Genzyme Corp.                                            1                              74
     Medimmune Inc. (b)                                       1                              36
                                                                                             595
Building Materials - 0.1%
     Vulcan Materials Co.                                     1                              32

Chemicals - 3.1%
     Ashland Inc.                                             -                              22
     Dow Chemical Co.                                         12                             517
     E.I. du Pont de Nemours & Co.                            9                              369
     Eastman Chemical Co.                                     5                              254
     Engelhard Corp.                                          1                              14
     International Flavors & Fragrances Inc.                  -                              14
     PPG Industries Inc.                                      5                              295
     Rohm And Haas Co.                                        5                              236
     Sigma-Aldrich Corp.                                      1                              67
                                                                                             1,788
Commercial Services - 0.5%
     Cendant Corp.                                            5                              107
     Equifax Inc.                                             1                              21
     H&R Block Inc.                                           1                              53
     Paychex Inc.                                             3                              81
     R.R. Donnelley & Sons Co.                                1                              40
                                                                                             302
Computers - 4.2%
     Apple Computer Inc. (b)                                  12                             458
     Dell Inc. (b)                                            20                             779
     EMC Corp. (b)                                            11                             149
     Hewlett-Packard Co.                                      2                              48
     International Business Machines Corp.                    12                             898
     NCR Corp. (b)                                            1                              35
     Sungard Data Systems Inc.                                2                              53
                                                                                             2,420
Cosmetics & Personal Care - 3.2%
     Alberto-Culver Co. - Class B                             6                              273
     Avon Products Inc.                                       10                             384
     Gillette Co.                                             9                              459
     Proctor & Gamble Co.                                     14                             719
                                                                                             1,835
Diversified Financial Services - 8.3%
     American Express Co.                                     5                              274
     Charles Schwab Corp.                                     13                             142
     CIT Group Inc.                                           3                              142
     Citigroup Inc.                                           31                             1,444
     E*trade Group Inc. (b)                                   2                              27
     Fannie Mae                                               5                              298
     Goldman Sachs Group Inc.                                 5                              524
     JPMorgan Chase & Co.                                     10                             364
     Lehman Brothers Holdings Inc.                            2                              159
     Merrill Lynch & Co. Inc.                                 9                              494
     Morgan Stanley                                           11                             574
     SLM Corp.                                                8                              403
                                                                                             4,845
Electric - 2.1%
     Ameren Corp. (l)                                         6                              337
     Centerpoint Energy Inc.                                  1                              17
     CMS Energy Corp. (b) (l)                                 1                              20
     Constellation Energy Group Inc.                          4                              248
     Edison International Inc.                                2                              69
     PG&E Corp.                                               2                              68
     Southern Co.                                             12                             399
     TXU Corp.                                                1                              91
                                                                                             1,249
Electronics - 0.7%
     PerkinElmer Inc.                                         7                              138
     Sanmina-SCI Corp. (b)                                    15                             82
     Solectron Corp. (b)                                      16                             61
     Thermo Electron Corp. (b)                                4                              116
                                                                                             397
Entertainment - 0.2%
     International Game Technology                            4                              107

Environmental Control - 0.1%
     Waste Management Inc.                                    2                              65

Food - 1.9%
     General Mills Inc.                                       3                              136
     H.J. Heinz Co.                                           9                              312
     Kellogg Co.                                              8                              333
     McCormick & Co. Inc.                                     5                              163
     WM Wrigley Jr Co.                                        2                              158
                                                                                             1,102
Forest Products & Paper - 0.1%
     MeadWestvaco Corp.                                       1                              28
     Plum Creek Timber Co. Inc.                               1                              36
     Temple-Inland Inc.                                       1                              21
                                                                                             85
Hand & Machine Tools - 0.3%
     Stanley Works                                            3                              150

Healthcare - 6.2%
     Aetna Inc.                                               2                              130
     Bausch & Lomb Inc.                                       4                              332
     Biomet Inc.                                              3                              90
     Boston Scientific Corp. (b)                              6                              169
     Guidant Corp.                                            4                              296
     HCA Inc.                                                 7                              402
     Health Management Associates Inc. (l)                    3                              65
     Humana Inc.                                              1                              32
     Johnson & Johnson                                        16                             1,011
     Manor Care Inc.                                          2                              75
     Medtronic Inc.                                           1                              38
     Stryker Corp.                                            -                              14
     Tenet Healthcare Corp. (b)                               2                              28
     UnitedHealth Group Inc.                                  7                              349
     WellPoint Inc. (b)                                       3                              226
     Zimmer Holdings Inc. (b) (l)                             5                              350
                                                                                             3,607
Home Builders - 0.2%
     KB Home                                                  2                              145

Household Products - 0.0%
     Avery Dennison Corp.                                     1                              26

Insurance - 4.4%
     ACE Ltd.                                                 2                              67
     Aflac Inc.                                               3                              117
     Allstate Corp.                                           4                              210
     AMBAC Financial Group Inc. (l)                           1                              35
     American International Group Inc.                        14                             789
     AON Corp.                                                2                              38
     Chubb Corp.                                              1                              86
     Cigna Corp. (l)                                          1                              64
     Cincinnati Financial Corp.                               1                              30
     Hartford Financial Services Group Inc.                   2                              120
     Jefferson-Pilot Corp.                                    1                              35
     Lincoln National Corp.                                   1                              38
     Loews Corp.                                              1                              70
     Marsh & McLennan Cos. Inc.                               3                              79
     MBIA Inc.                                                1                              42
     MetLife Inc.                                             4                              175
     MGIC Investment Corp.                                    -                              26
     Progressive Corp.                                        1                              109
     Prudential Financial Inc.                                3                              168
     Safeco Corp.                                             1                              27
     St. Paul Travelers Cos. Inc.                             4                              138
     Torchmark Corp.                                          1                              26
     UnumProvident Corp. (l)                                  1                              22
     XL Capital Ltd.  - Class A                               1                              52
                                                                                             2,563
Internet - 0.0%
     Yahoo! Inc. (b)                                          1                              18

Iron & Steel - 0.1%
     Nucor Corp.                                              1                              41
     United States Steel Corp. (l)                            -                              14
                                                                                             55
Leisure Time - 1.0%
     Brunswick Corp.                                          7                              308
     Sabre Holdings Corp.                                     15                             295
                                                                                             603
Lodging - 1.0%
     Hilton Hotels Corp.                                      9                              203
     Starwood Hotels & Resorts Worldwide Inc.                 6                              369
                                                                                             572
Machinery - 0.8%
     Caterpillar Inc.                                         3                              245
     Cummins Inc.                                             -                              22
     Deere & Co.                                              1                              95
     Rockwell Automation Inc.                                 2                              93
                                                                                             455
Manufacturing - 5.3%
     3M Co.                                                   4                              303
     Danaher Corp. (l)                                        3                              145
     Dover Corp.                                              2                              87
     Eaton Corp.                                              2                              96
     General Electric Corp.                                   47                             1,644
     Ingersoll-Rand Co. - Class A                             3                              217
     Leggett & Platt Inc.                                     8                              221
     Parker Hannifin Corp.                                    5                              329
     Tyco International Ltd.                                  1                              30
                                                                                             3,072
Media - 3.6%
     Clear Channel Communications Inc.                        -                              10
     Comcast Corp. - Class A (b)                              21                             642
     Meredith Corp. (l)                                       6                              304
     Time Warner Inc. (b)                                     14                             228
     Viacom Inc. - Class B                                    17                             556
     Walt Disney Co.                                          15                             367
                                                                                             2,107
Mining - 0.5%
     Alcoa Inc.                                               5                              118
     Freeport-McMoRan Copper & Gold Inc. (l)                  1                              30
     Newmont Mining Corp. (l)                                 2                              88
     Phelps Dodge Corp.                                       1                              46
                                                                                             282
Office & Business Equipment - 0.1%
     Pitney Bowes Inc.                                        1                              52

Oil & Gas Producers - 7.8%
     Apache Corp.                                             2                              111
     Burlington Resources Inc.                                -                              17
     Chevron Corp.                                            11                             631
     ConocoPhillips                                           12                             686
     Exxon Mobil Corp.                                        30                             1,719
     Kerr-McGee Corp.                                         1                              84
     Nabors Industries Ltd. (b)                               6                              333
     Rowan Cos. Inc.                                          11                             321
     Transocean Inc. (b)                                      7                              399
     Unocal Corp.                                             4                              234
                                                                                             4,535
Oil & Gas Services - 0.2%
     Halliburton Co.                                          3                              123

Packaging & Containers - 0.0%
     Ball Corp.                                               1                              22

Pharmaceuticals - 5.1%
     Abbott Laboratories                                      2                              109
     Allergan Inc.                                            4                              349
     Cardinal Bergen Health Inc.                              3                              196
     Eli Lilly & Co.                                          1                              51
     Express Scripts Inc. (b)                                 3                              135
     Forest Laboratories Inc. (b)                             10                             373
     Gilead Sciences Inc.                                     2                              97
     Merck & Co. Inc.                                         12                             357
     Pfizer Inc.                                              29                             800
     Schering-Plough Corp.                                    10                             189
     Wyeth                                                    7                              311
                                                                                             2,967
Pipelines - 0.2%
     El Paso Corp. (l)                                        3                              36
     Williams Cos. Inc.                                       3                              53
                                                                                             89
Real Estate - 0.5%
     Apartment Investment & Management Co.                    -                              16
     Archstone-Smith Trust                                    1                              42
     Equity Office Properties Trust                           2                              71
     Equity Residential Properties Trust                      2                              55
     Prologis                                                 1                              40
     Simon Property Group Inc.                                1                              87
                                                                                             311
Retail - 4.9%
     Bed Bath & Beyond Inc. (b)                               1                              61
     Circuit City Stores Inc.                                 5                              78
     Home Depot Inc.                                          19                             729
     Lowe's Cos. Inc.                                         7                              425
     Staples Inc.                                             10                             208
     Toys "R" Us Inc. (b)                                     1                              29
     Walgreen Co.                                             6                              292
     Wal-Mart Stores Inc.                                     22                             1,059
                                                                                             2,881
Savings & Loans - 0.2%
     Golden West Financial Corp.                              2                              116

Semiconductors - 3.7%
     Intel Corp.                                              43                             1,129
     KLA-Tencor Corp. (b) (l)                                 8                              333
     LSI Logic Corp. (b)                                      31                             267
     PMC - Sierra Inc. (b)                                    13                             123
     Texas Instruments Inc.                                   10                             283
                                                                                             2,135
Software - 4.6%
     Fiserv Inc. (b)                                          3                              129
     Mercury Interactive Corp. (b) (l)                        7                              276
     Microsoft Corp.                                          60                             1,490
     Oracle Corp. (b)                                         27                             351
     Parametric Technology Corp.                              34                             215
     Veritas Software Corp. (b)                               10                             237
                                                                                             2,698
Telecommunications - 3.1%
     AT&T Corp.                                               4                              73
     BellSouth Corp.                                          14                             375
     Citizens Communications Co.                              2                              22
     Qwest Communications International Inc. (b) (l)          8                              28
     SBC Communications Inc.                                  18                             438
     Sprint Corp.                                             4                              93
     Verizon Communications                                   22                             749
                                                                                             1,778
Telecommunications Equipment - 2.1%
     Ciena Corp. (b)                                          2                              5
     Cisco Systems Inc. (b)                                   18                             351
     Comverse Technology Inc. (b)                             4                              96
     Corning Inc. (b)                                         26                             435
     Scientific-Atlanta Inc.                                  10                             329
                                                                                             1,216
Textiles - 0.0%
     Cintas Corp.                                             1                              27

Tobacco - 1.4%
     Altria Group Inc.                                        11                             715
     Reynolds American Inc. (l)                               1                              52
     UST Inc. (l)                                             1                              41
                                                                                             808
Transportation - 1.4%
     Burlington Northern Santa Fe Corp.                       2                              94
     CSX Corp.                                                1                              43
     FedEx Corp.                                              2                              126
     Norfolk Southern Corp.                                   2                              62
     Union Pacific Corp.                                      1                              83
     United Parcel Service  - Class B                         6                              385
                                                                                             793

     Total Common Stocks (cost $54,184)                                                      56,839

Short Term Investments - 6.4%
Money Market Funds - 1.7%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (n)         1,040                          1,040

Securities Lending Collateral - 4.2%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   2,469                          2,469

U.S. Treasury Bills - 0.3%
     US Treasury Bill, 2.947%, 09/08/05 (m)                   $200                           199

     Total Short Term Investments (cost $3,708)                                              3,708

Total Investments - 104.0% (cost $57,892)                                                    60,547
Other Assets and Liabilities, Net -  (4.0%)                                                  (2,301)
Total Net Assets - 100%                                                                      $58,246

JNL/Mellon Capital Management International Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                26.0%
     Consumer, Non-cyclical                                   16.3%
     Communications                                           10.6%
     Industrial                                               10.5%
     Consumer, Cyclical                                       10.2%
     Energy                                                   8.6%
     Basic Materials                                          5.7%
     Utilities                                                5.2%
     Money Market Investment                                  3.5%
     Technology                                               2.4%
     Diversified                                              0.8%
     Government                                               0.2%
                                                              100.0%

Common Stocks - 95.3%
Advertising - 0.1%
     Aegis Group Plc                                          24                             $43
     Asatsu-DK Inc.                                           1                              19
     Dentsu Inc.                                              -                              113
     Hakuhodo Dy Holdings Inc. (b)                            1                              35
     Pagesjaunes Groupe SA (b)                                3                              67
     Publicis Groupe                                          3                              96
     Shohkoh Fund & Co. Ltd. (b)                              -                              30
     Telefonica Publicidad E Informacion SA                   4                              31
     WPP Group Plc                                            27                             280
                                                                                             714
Aerospace & Defense - 0.4%
     BAE Systems Plc                                          73                             377
     Cobham Plc                                               3                              68
     European Aeronautic Defense and Space Co.                6                              182
     Finmeccanica SpA                                         134                            126
     Meggitt Plc                                              9                              47
     Rolls-Royce Group Plc (b)                                36                             185
     Rolls-Royce Group Plc - Class B                          2,703                          5
     Safran SA                                                4                              82
     Thales SA                                                2                              74
     Zodiac SA                                                1                              44
                                                                                             1,190
Airlines - 0.2%
     Air France                                               3                              39
     All Nippon Airways Co. Ltd.                              11                             33
     British Airways Plc (b)                                  13                             62
     Cathay Pacific Airways Ltd.                              22                             40
     Deutsche Lufthansa AG (b)                                6                              68
     Iberia Lineas Aereas De Espana SA                        10                             29
     Japan Airlines Corp.                                     14                             38
     Qantas Airways Ltd.                                      20                             50
     Ryanair Holdings Plc (b)                                 1                              7
     SAS AB (b)                                               2                              20
     Singapore Airlines Ord Si                                12                             80
                                                                                             466
Alternative Energy - 0.0%
     Gamesa Corp. Tecnologica SA                              2                              32

Apparel - 0.2%
     Adidas-Salomon AG                                        1                              172
     Benetton Group SpA                                       2                              17
     Billabong International Ltd. (b)                         3                              32
     Gunze Ltd.                                               4                              18
     Hermes International                                     -                              39
     Onward Kashiyama Co. Ltd.                                3                              38
     Puma AG                                                  -                              95
     Tokyo Style Co. Ltd.                                     2                              20
     Wacoal Corp.                                             3                              38
     World Co. Ltd.                                           1                              28
     Yue Yuen Industrial Holdings                             11                             32
                                                                                             529
Auto Manufacturers - 2.8%
     DaimlerChrysler AG                                       20                             805
     Fiat SpA (b)                                             12                             89
     Hino Motors Ltd.                                         6                              35
     Honda Motor Co. Ltd.                                     18                             890
     Nissan Motor Co. Ltd.                                    52                             517
     Peugeot SA                                               4                              225
     Renault SA                                               4                              372
     Scana Corp. - Class B                                    2                              76
     Toyota Motor Corp.                                       66                             2,372
     Voestalpine AG                                           7                              325
     Volvo AB                                                 7                              305
                                                                                             6,011
Auto Parts & Equipment - 0.7%
     Aisin Seiki Co. Ltd.                                     4                              93
     Bridgestone Corp.                                        15                             288
     Compagnie Generale des Etablissements Michelin           3                              203
     Continental AG                                           3                              218
     Denso Corp.                                              12                             277
     GKN Plc                                                  17                             80
     Koyo Seiko Co. Ltd.                                      3                              40
     NGK Spark Plug Co. Ltd.                                  4                              46
     NHK Spring Co. Ltd. (b)                                  4                              34
     NOK Corp.                                                2                              64
     Pirelli & Co. SpA                                        64                             67
     Sanden Corp.                                             3                              13
     Sumitomo Rubber Industries Ltd.                          4                              41
     Toyoda Gosei Co. Ltd.                                    1                              21
     Valeo SA                                                 2                              72
                                                                                             1,557
Banks - 17.2%
     ABN AMRO Holding NV                                      40                             989
     Allied Irish Banks Plc                                   20                             430
     Alpha Bank AE (b)                                        6                              172
     Australia And New Zealand Banking Group Ltd.             42                             694
     Banca Antonveneta SpA (b)                                5                              175
     Banca Intesa SpA                                         96                             433
     Banca Monte Dei Paschi Di Siena SpA                      26                             91
     Banca Nazionale Del Lavoro SpA (b)                       34                             116
     Banca Popolare di Milano Scrl                            9                              91
     Banco Bilbao Vizcaya Argentaria SA                       78                             1,204
     Banco BPI SA                                             7                              28
     Banco Comercial Portugues SA                             48                             124
     Banco Espirito Santo SA                                  2                              35
     Banco Popolari Unite Scrl                                8                              157
     Banco Popular Espanol SA (b)                             20                             237
     Banco Populare Di Verona                                 9                              148
     Banco Santander Central Hispano SA                       137                            1,586
     Bank Austria Creditanstalt AG                            1                              91
     Bank of East Asia Ltd.                                   34                             100
     Bank of Fukuoka Ltd.                                     12                             71
     Bank of Ireland                                          22                             358
     Bank of Kyoto Ltd. (b)                                   6                              51
     Bank of Yokohama Ltd.                                    27                             155
     Barclays Plc                                             148                            1,478
     Bayerische Hypo-und Vereinsbank AG (b)                   13                             342
     BNP Paribas SA                                           18                             1,257
     BOC Hong Kong Holdings Ltd.                              87                             164
     Capitalia SpA                                            34                             188
     China Bank Ltd.                                          16                             105
     Commerzbank AG (b)                                       10                             225
     Commonwealth Bank of Australia                           29                             846
     Credit Agricole SA                                       15                             383
     Credit Suisse Group (b)                                  28                             1,101
     Danske Bank A/S                                          10                             301
     DBS Group Holdings Ltd.                                  26                             220
     Depfa Bank Plc                                           8                              129
     Deutsche Bank AG                                         11                             876
     Dexia                                                    13                             297
     DNB NOR ASA                                              16                             162
     EFG Eurobank Ergasias SA                                 4                              132
     Emporiki Bank of Greece SA                               1                              34
     Erste Bank Der Oesterreichischen Sparkassen AG           3                              150
     Fineco SpA (b)                                           3                              30
     Fortis                                                   27                             748
     Gunma Bank Ltd.                                          8                              48
     Hang Seng Bank Ltd.                                      18                             241
     HBOS Plc                                                 90                             1,392
     Hokugin Financial Group Inc.                             25                             76
     HSBC Holdings Plc                                        257                            4,104
     Hypo Real Estate Holding AG (b)                          3                              114
     Joyo Bank Ltd.                                           17                             83
     KBC Groupe SA                                            4                              331
     Lloyds TSB Group Plc                                     129                            1,091
     Mitsubishi Tokyo Financial Group Inc.                    -                              953
     Mitsui Trust Holding Inc.                                12                             122
     Mizuho Financial Group Inc.                              -                              877
     National Australia Bank Ltd.                             36                             838
     National Bank of Greece SA                               6                              207
     Nishi-Nippon City Bank Ltd. (b)                          10                             43
     Nordea Bank AB                                           49                             449
     Oversea-Chinese Banking Corp.                            29                             198
     Piraeus Bank SA                                          4                              75
     Resona Holdings Inc. (b)                                 105                            194
     Royal Bank of Scotland Group Plc                         73                             2,205
     San Paolo-imi SpA                                        26                             352
     Seventy-seven Bank                                       7                              43
     Shinsei Bank Ltd.                                        23                             124
     Shizuoka Bank Ltd.                                       13                             111
     Skandinaviska Enskilda Banken (b)                        11                             183
     Societe Generale - Class A                               8                              781
     Sumitomo Mitsui Financial Group                          -                              633
     Sumitomo Trust & Banking Co. Ltd.                        29                             176
     Suncor-Metway Ltd.                                       13                             193
     Suruga Bank Ltd.                                         5                              41
     Svenska Handelsbanken                                    12                             245
     UBS AG                                                   25                             1,919
     UFJ Holdings Inc. (b)                                    -                              466
     UniCredito Italiano SpA                                  102                            537
     United Overseas Bank Ltd.                                26                             218
     Westpac Banking Corp.                                    41                             626
     Wing Hang Bank Ltd. (b)                                  4                              27
                                                                                             37,020
Beverages - 1.3%
     Asahi Breweries Ltd.                                     9                              105
     Cargotec Corp. - Class B (b)                             1                              25
     Carlesberg A/S                                           1                              37
     Coca-Cola Hellenic Bottling Co. SA                       3                              70
     Coca-Cola Amatil Ltd.                                    12                             75
     Coca-Cola West Japan Co. Ltd.                            1                              20
     Diageo Plc                                               69                             1,020
     Foster's Group Ltd.                                      47                             189
     Fraser & Neave Ltd.                                      4                              34
     Heineken NV                                              6                              177
     Interbrew Inc.                                           4                              138
     Ito En Ltd.                                              1                              41
     Kirin Brewery Co. Ltd.                                   18                             174
     Kone Oyj (b)                                             1                              55
     Lion Nathan Ltd.                                         6                              36
     Pernod-Ricard                                            1                              184
     Sabmiller Plc                                            20                             316
     Sapporo Holdings Ltd.                                    6                              29
     Scottish & Newcastle Plc                                 18                             149
     Takara Holdings Inc.                                     4                              25
                                                                                             2,899
Biotechnology - 0.1%
     Novozymes A/S                                            1                              56
     Qiagen NV (b)                                            3                              41
     Zeltia SA                                                3                              22
                                                                                             119
Building Materials - 1.6%
     Asahi Glass Co. Ltd.                                     23                             241
     Boral Ltd.                                               14                             70
     BPB Plc                                                  12                             109
     Central Glass Co.                                        4                              25
     Cimpor-cimentos De Portugal                              4                              24
     CRH Plc                                                  12                             323
     CSR Ltd.                                                 20                             40
     Daikin Industries Ltd.                                   5                              135
     Fletcher Building Ltd.                                   10                             47
     FLSmidth & Co. A/S (b)                                   1                              16
     Geberit AG                                               -                              56
     Hanson Plc                                               17                             165
     HeidelbergCement AG                                      2                              119
     Holcim Ltd.                                              4                              257
     Imerys SA                                                1                              47
     Italcementi SpA                                          2                              24
     James Hardie Industries NV                               10                             56
     JS Group Corp.                                           6                              96
     Kingspan Group Plc                                       2                              29
     Lafarge SA                                               4                              356
     Matsushita Electric Works Ltd.                           8                              67
     Nippon Sheet Glass Co. Ltd.                              10                             39
     Pilkington Plc                                           22                             47
     Rinker Group Ltd.                                        22                             232
     Rinnai Corp.                                             1                              20
     Saint-Gobain Compagnie                                   7                              388
     Sanwa Shutter Corp.                                      4                              23
     Sumitomo Osaka Cement Co. Ltd.                           8                              21
     Taiheiyo Cement Corp.                                    20                             53
     Titan Cement Co. SA                                      1                              38
     Travis Perkins Plc (b)                                   3                              82
     Wienerberger AG                                          2                              71
     Yit-yhtyma Oyj (b)                                       1                              46
                                                                                             3,362
Chemicals - 2.4%
     Air Liquide                                              3                              432
     Akzo Nobel NV                                            6                              247
     Asahi Kasei Corp.                                        29                             137
     BASF AG                                                  12                             829
     Bayer AG                                                 15                             505
     BOC Group Plc                                            12                             208
     Ciba Specialty Chemicals AG                              2                              91
     Clariant AG (b)                                          5                              72
     Daicel Chemical Industries Ltd.                          6                              31
     Dainippon Ink & Chemical                                 14                             45
     Denki Kagaku Kogyo K K                                   11                             39
     DSM NV                                                   2                              119
     Givaudan                                                 -                              95
     Hitachi Chemical Co. Ltd.                                2                              40
     Imperial Chemical Industries Plc                         27                             124
     Ishihara Sangyo Kaisha Ltd.                              6                              13
     Johnson Matthey Plc                                      5                              99
     JSR Corp.                                                4                              88
     Kaneka Corp.                                             7                              78
     Kansai Paint Co. Ltd.                                    5                              32
     Kingboard Chemical Holdings Ltd.                         13                             41
     Lonza Group AG (b)                                       1                              45
     Mitsubishi Chemical Corp.                                40                             117
     Mitsubishi Gas Chemical Co.                              9                              46
     Mitsui Chemicals Inc.                                    14                             82
     Nippon Kayaku Co. Ltd.                                   4                              24
     Nippon Shokubai Co. Ltd.                                 3                              24
     Nissan Chemical Industries Ltd.                          4                              43
     Nitto Denko Corp.                                        4                              217
     Shin-etsu Chemical Co. Ltd.                              8                              314
     Showa Denko K K                                          24                             57
     Solvay SA                                                1                              154
     Sumitomo Bakelite Co. Ltd.                               4                              26
     Sumitomo Chemical Co. Ltd.                               34                             156
     Syngenta AG (b)                                          2                              254
     Taiyo Nippon Sanso Corp.                                 6                              30
     Tokuyama Corp. (b)                                       5                              35
     Tosoh Corp.                                              12                             50
     Ube Industries Ltd.                                      18                             36
     Yara International ASA (b)                               5                              72
     Zeon Corp.                                               4                              35
                                                                                             5,182
Commercial Services - 1.2%
     Abertis Infraestructuras SA                              5                              135
     Adecco SA                                                3                              133
     Aggreko Plc                                              5                              18
     Autoroutes Du Sud De La France                           2                              93
     Autostrade SpA                                           7                              178
     Benesse Corp.                                            1                              45
     Brambles Industries Ltd.                                 22                             134
     Brambles Industries Plc                                  17                             93
     Brisa-Auto Estradas de Portugal SA                       8                              60
     Bunzl Plc (b)                                            8                              74
     Capita Group Plc                                         15                             101
     Cintra Concesiones De Infraestructuras De Transpor (b)   4                              49
     Dai Nippon Printing Co. Ltd.                             15                             241
     Davis Service Group Plc                                  4                              35
     De La Rue Plc                                            4                              29
     Goodwill Group Inc.                                      -                              15
     Group 4 Securicor Plc (b)                                27                             72
     Hays Plc                                                 40                             93
     Intertek Group Plc                                       3                              42
     Kamigumi Co. Ltd.                                        6                              46
     Nichii Gakkan Co.                                        1                              12
     Randstad Holding NV                                      1                              34
     Rank Group Plc                                           15                             70
     Rentokil Initial Plc (b)                                 41                             119
     Securitas AB - Class B                                   7                              116
     Serco Group Plc                                          10                             46
     SGS SA                                                   -                              69
     Societe Des Autoroutes Paris                             1                              46
     TIS Inc.                                                 1                              27
     Toppan Printing Co. Ltd.                                 13                             137
     Transurban Group                                         18                             100
     Vedior NV                                                4                              50
                                                                                             2,512
Computers - 0.5%
     Atos Origin (b)                                          1                              85
     Cap Gemini SA (b)                                        3                              93
     Computershare Ltd.                                       8                              37
     Creative Technology Ltd.                                 2                              13
     CSK Corp.                                                1                              55
     Fujitsu Ltd.                                             41                             214
     Getronics NV (b)                                         3                              31
     Indra Sistemas SA                                        3                              62
     Itochu Techno-Science Corp.                              1                              24
     LogicaCMG Plc                                            16                             50
     Logitech International SA (b)                            2                              59
     Meitec Corp.                                             1                              25
     NET One Systems Co. Ltd.                                 -                              28
     Obic Co. Ltd.                                            -                              34
     Tdk Corp.                                                3                              184
     Tietoenator Oyj                                          2                              54
     Wincor Nixdorf AG (b)                                    -                              29
     WM-Data AB                                               7                              18
                                                                                             1,095
Cosmetics & Personal Care - 0.5%
     Aderans Co. Ltd.                                         1                              17
     Beiersdorf AG                                            -                              40
     Kao Corp.                                                13                             306
     Kose Corp. (b)                                           1                              24
     L'Oreal SA                                               7                              503
     Oriflame Cosmetics SA (b)                                1                              23
     Shiseido Co. Ltd.                                        8                              101
     Uni-charm Corp.                                          1                              36
                                                                                             1,050
Distribution & Wholesale - 0.9%
     Buhrmann NV (b)                                          3                              26
     Canon Sales Co. Inc. (b)                                 2                              34
     Esprit Holdings Ltd.                                     22                             156
     Hagemeyer NV (b)                                         11                             26
     Inchcape Plc                                             2                              68
     Itochu Corp.                                             34                             171
     Li & Fung Ltd.                                           38                             79
     Marubeni Corp.                                           32                             109
     Mitsubishi Corp.                                         27                             368
     Mitsui & Co. Ltd.                                        33                             311
     Sojitz Holdings Corp. (b)                                4                              18
     Sumitomo Corp.                                           23                             184
     Toyota Tsusho Corp. (b)                                  4                              65
     Wolseley Plc                                             13                             283
                                                                                             1,898
Diversified Financial Services - 1.8%
     Acom Co. Ltd.                                            2                              105
     Aeon Credit Service Co. Ltd.                             1                              38
     Aiful Corp.                                              1                              110
     Amvescap Plc                                             17                             101
     Australian Stock Exchange Ltd.                           2                              39
     Babcock & Brown Ltd. (b)                                 3                              36
     Banca Fiduram SpA                                        6                              30
     Cattles Plc                                              7                              39
     Challenger Financial Services Group Ltd. (b)             9                              22
     Close Brothers Group Plc                                 3                              43
     Credit Saison Co. Ltd.                                   4                              116
     D Carnegie & Co. AB                                      1                              11
     Daiwa Securities Group Inc.                              29                             178
     Deutsche Boerse AG                                       2                              186
     E*trade Securities Co. Ltd. (b)                          -                              30
     Euronext                                                 2                              78
     Hellenic Exchanges SA (b)                                1                              8
     Hitachi Capital Corp.                                    1                              24
     Hong Kong Exchanges And Clearing Ltd.                    24                             62
     ICAP Plc                                                 10                             55
     Irish Life & Permanent Plc                               6                              109
     London Stock Exchange Plc                                5                              48
     Macquarie Bank Ltd.                                      5                              234
     Man Group Plc                                            7                              172
     Marschollek Lautenschlaeger Und Partner                  1                              27
     Matsui Securities Co. Ltd. (b)                           3                              27
     Mediobanca SpA                                           11                             204
     Mitsubishi Securites Co. Ltd. (b)                        4                              35
     Nikko Cordial Corp.                                      35                             153
     Nokian Renkaat Oyj (b)                                   2                              39
     Nomura Securities Co. Ltd.                               41                             488
     OMX AB (b)                                               2                              18
     ORIX Corp.                                               2                              284
     Perpetual Trustees Australia Ltd.                        1                              36
     Promise Co. Ltd.                                         2                              125
     Provident Financial Plc                                  6                              79
     Sampo-leonia Insurance (b)                               9                              139
     Schroders Plc                                            3                              36
     SFE Corp. Ltd. (b)                                       3                              25
     Shinko Securities Co. Ltd. (b)                           11                             35
     Singapore Exchange Ltd.                                  15                             19
     Takefuji Corp.                                           3                              174
     Tower Ltd. (b)                                           7                              10
                                                                                             3,827
Electric - 3.9%
     Chubu Electric Power Co. Inc.                            13                             321
     CLP Holdings Ltd.                                        42                             240
     Contact Energy Ltd.                                      6                              33
     E.on AG                                                  14                             1,277
     Edison SpA (b)                                           18                             39
     Electrabel                                               1                              276
     Electric Power Development Co. Ltd.                      3                              95
     Endesa SA                                                22                             517
     Enel SpA                                                 84                             734
     Energias De Portugal SA                                  46                             116
     Fortum Oyj                                               8                              127
     Hokkaido Electric Power Co. Inc.                         4                              86
     HongKong Electric Holdings                               31                             141
     Iberdrola SA                                             19                             493
     International Power Plc (b)                              34                             124
     Kansai Electric Power Co.                                18                             358
     Kyushu Electric Power Co. Inc.                           9                              196
     National Grid Transco Plc                                71                             689
     Public Power Corp.                                       3                              63
     Rwe AG                                                   11                             670
     Scottish & Southern Energy Plc                           20                             355
     Scottish Power Plc                                       42                             378
     Terna SpA (b)                                            27                             70
     Tohoku Electric Power Co. Inc.                           10                             211
     Tokyo Electric Power Co.                                 26                             629
     Union Fenosa SA                                          5                              153
     Verbund - Oesterreichische Elektrizitaetswirtschafts AG  -                              49
                                                                                             8,440
Electrical Components & Equipment - 0.9%
     Bekaert SA                                               -                              23
     Casio Computer Co. Ltd.                                  5                              64
     Fujikura Ltd.                                            7                              34
     Furukawa Electric Co. Ltd. (b)                           14                             54
     Hitachi Cable Ltd.                                       4                              17
     Hitachi Ltd.                                             74                             448
     Johnson Electric Holdings Ltd.                           32                             29
     Mitsubishi Electric Corp.                                44                             232
     Sanyo Electric Co. Ltd.                                  35                             89
     Sharp Corp.                                              22                             343
     Stanley Electric Co. Ltd.                                3                              52
     Sumitomo Electric Industries Ltd.                        17                             173
     Toshiba Corp.                                            67                             266
     Ushio Inc.                                               3                              53
     Vestas Wind Systems A/S (b)                              4                              61
                                                                                             1,938
Electronics - 1.4%
     Advantest Corp.                                          2                              125
     Alps Electric Co. Ltd.                                   4                              61
     Anritsu Corp.                                            3                              18
     Barco NV                                                 -                              18
     Dainippon Screen Mfg. Co. Ltd.                           5                              34
     Electrocomponents Plc                                    9                              40
     Epcos AG (b)                                             1                              13
     Fanuc Ltd.                                               4                              260
     Hirose Electric Co.                                      1                              77
     Ibiden Co. Ltd. (b)                                      2                              55
     Keyence Corp.                                            1                              161
     Koninklijke Philips Electronics NV                       30                             766
     Kyocera Corp.                                            4                              282
     Mabuchi Motor Co. Ltd.                                   1                              35
     Minebea Co. Ltd.                                         7                              28
     Mitsumi Electric Co. Ltd.                                1                              14
     Murata Manufacturing Co. Ltd.                            5                              243
     NEC Corp.                                                43                             231
     NGK Insulators Ltd.                                      6                              58
     Nippon Electric Glass Co. Ltd.                           5                              75
     Omron Corp.                                              5                              106
     Premier Farnell Plc                                      8                              22
     Secom Co. Ltd.                                           5                              193
     Taiyo Yuden Co. Ltd.                                     3                              33
     Venture Corp. Ltd.                                       5                              47
     Yaskawa Electric Corp. (b)                               4                              24
     Yokogawa Electric Corp.                                  5                              61
                                                                                             3,080
Engineering & Construction - 1.3%
     ABB Ltd. (b)                                             46                             300
     Acciona SA                                               1                              61
     ACS Actividades Construccion Y Servicios SA              6                              165
     Amec Plc                                                 7                              42
     Auckland International Airport Ltd.                      21                             35
     BAA Plc                                                  25                             273
     Balfour Beatty Plc                                       9                              54
     Bouygues SA                                              5                              193
     Cheung Kong Infrastructure Holdings Ltd.                 10                             30
     Chiyoda Corp. (b)                                        3                              37
     COMSYS Holdings Corp.                                    3                              28
     Downer Edi Ltd. (b)                                      6                              25
     Flughafen Wien AG                                        -                              15
     Fomento de Construcciones y Contratas SA                 1                              63
     Grupo Ferrovial SA                                       1                              96
     Hellenic Technodomiki Tev SA                             4                              18
     Hochtief AG (b)                                          1                              48
     JGC Corp.                                                5                              61
     Kajima Corp.                                             21                             77
     Kinden Corp.                                             3                              22
     Kobenhavns Lufthavne                                     -                              27
     Leighton Holdings Ltd.                                   3                              25
     Linde AG                                                 2                              126
     New World Development Co. Ltd.                           48                             58
     Nishimatsu Construction Co. Ltd.                         5                              18
     Obayashi Corp.                                           15                             80
     Okumura Corp.                                            4                              23
     Sacyr Vallermoso SA                                      2                              54
     Sanef (b)                                                1                              28
     SembCorp. Industries Ltd.                                18                             28
     Shimizu Corp.                                            13                             60
     Singapore Technologies Engineering Ltd.                  28                             40
     Skanska AB                                               9                              110
     Taisei Corp.                                             21                             71
     Takuma Co. Ltd.                                          2                              14
     Technical Olympic SA                                     2                              14
     Toda Corp.                                               4                              17
     Vinci SA (b)                                             3                              280
                                                                                             2,716
Entertainment - 0.4%
     Aristocrat Leisure Ltd.                                  7                              58
     EMI Group Plc                                            19                             85
     Hilton Group Plc                                         37                             189
     Lottomatica SpA (b)                                      1                              23
     OPAP SA                                                  4                              107
     Oriental Land Co. Ltd.                                   1                              65
     Paddy Power Plc (b)                                      1                              17
     Tabcorp. Holdings Ltd.                                   12                             145
     Toho Co. Ltd.                                            3                              49
     Unitab Ltd. (b)                                          3                              30
     William Hill Plc                                         9                              89
                                                                                             857
Environmental Control - 0.0%
     Kurita Water Industries Ltd.                             3                              42
     Tomra Systems ASA                                        4                              16
     Waste Management NZ Ltd.                                 2                              11
                                                                                             69
Food - 4.3%
     Ahold Koninklijke NV (b)                                 36                             294
     Ajinomoto Co. Inc.                                       14                             156
     Ariake Japan Co. Ltd.                                    -                              10
     Axfood AB                                                1                              16
     Cadbury Schweppes Plc                                    48                             457
     Carrefour SA                                             13                             629
     Casino Guichard Perrachon SA                             1                              59
     Colruyt SA                                               -                              52
     Compass Group Plc                                        50                             211
     Danisco A/S                                              1                              77
     Delhaize Group                                           2                              97
     East Asiatic Co. Ltd. A/S                                -                              30
     Ebro Puleva SA (b)                                       2                              35
     Fyffes Plc                                               7                              20
     Greencore Group Plc                                      3                              14
     Groupe Danone                                            6                              488
     House Foods Corp.                                        2                              22
     Iaws Group Plc (b)                                       2                              34
     Jeronimo Martins (b)                                     1                              18
     Katokichi Co. Ltd.                                       3                              18
     Kerry Group Plc                                          3                              76
     Kesko Oyj                                                2                              40
     Kikkoman Corp.                                           3                              26
     Meiji Dairies Corp.                                      5                              28
     Meiji Seika Kaisha Ltd.                                  8                              39
     Metro AG                                                 3                              169
     Nestle SA                                                9                              2,376
     Nichirei Corp.                                           5                              19
     Nippon Meat Packers Inc.                                 4                              46
     Nisshin Seifun Group Inc.                                4                              41
     Nissin Food Products Co. Ltd.                            2                              54
     Olam International Ltd. (b)                              16                             8
     Orkla ASA                                                4                              157
     Qp Corp.                                                 2                              19
     Royal Numico NV (b)                                      3                              134
     Sainsbury Plc                                            31                             157
     Sodexho Alliance SA                                      2                              71
     Suedzucker AG                                            2                              31
     Tate & Lyle Plc                                          11                             94
     Tesco Plc                                                178                            1,019
     Toyo Suisan Kaisha Ltd.                                  2                              31
     Unilever NV                                              13                             854
     Unilever Plc                                             64                             614
     Want Holdings Ltd. (b)                                   9                              11
     Woolworths Ltd.                                          24                             300
     Yakult Honsha Co. Ltd.                                   2                              43
     Yamazaki Baking Co. Ltd.                                 3                              26
                                                                                             9,220
Forest Products & Paper - 0.4%
     Billerud AB                                              2                              20
     Carter Holt Harvey Ltd.                                  14                             22
     Holmen AB                                                1                              30
     Mayr-Melnhof Karton AG                                   -                              19
     Nippon Paper Group Inc.                                  -                              84
     Norske Skogindustrier ASA                                3                              46
     Oji Paper Co. Ltd.                                       18                             94
     Paperlinx Ltd.                                           10                             22
     Stora Enso Oyj - R Shares                                15                             186
     Svenska Cellulosa AB                                     4                              141
     UPM-Kymmene Oyj                                          12                             231
                                                                                             895
Gas - 0.6%
     Alinta Ltd. (b)                                          6                              42
     Australian Gas Light Co. Ltd.                            10                             114
     Centrica Plc                                             85                             354
     Gas Natural Sdg SA                                       4                              120
     Hong Kong & China Gas                                    85                             172
     NGC Holdings Ltd.                                        3                              9
     Osaka Gas Co. Ltd.                                       46                             145
     Snam Rete Gas SpA                                        22                             119
     Tokyo Gas Co. Ltd.                                       51                             191
                                                                                             1,266
Hand & Machine Tools - 0.5%
     Fuji Electric Holdings Co. Ltd.                          13                             39
     KCI Konecranes Oyj                                       -                              17
     Makita Corp.                                             3                              59
     Nidec Corp.                                              1                              127
     Sandvik AB                                               5                              176
     Schindler Holding - Part Cert                            -                              46
     Schneider Electric SA                                    5                              395
     SMC Corp.                                                1                              130
     Techtronic Industries Co. Ltd.                           23                             57
     THK Co. Ltd.                                             3                              51
                                                                                             1,097
Healthcare - 0.8%
     Capio AB (b)                                             2                              23
     Cie Generale d'Optique Essilor International SA          2                              157
     Cochlear Ltd.                                            1                              35
     Coloplast A/S                                            1                              35
     Dca Group Ltd. (b)                                       9                              27
     Elekta AB - Class B (b)                                  1                              27
     Fisher & Paykel Healthcare Corp.                         10                             22
     Fresenius Medical Care AG                                1                              72
     Gambro AB                                                6                              85
     Getinge AB                                               4                              53
     Hoya Corp.                                               3                              287
     Luxottica Group SpA                                      3                              69
     Nobel Biocare Holding AG                                 1                              106
     Parkway Holdings Ltd.                                    18                             20
     Phonak Holding AG                                        1                              34
     Smith & Nephew Plc                                       22                             215
     Sonic Healthcare Ltd.                                    5                              50
     Ssl International Plc                                    4                              21
     Strauman Holdings                                        -                              35
     Synthes Inc.                                             1                              115
     Terumo Corp.                                             4                              112
     William Demant Holding (b)                               1                              31
                                                                                             1,631
Holding Companies - Diversified - 0.7%
     DCC Plc                                                  2                              34
     Groupe Bruxelles Lambert SA                              2                              134
     Haw Par Corp. Ltd.                                       3                              10
     Hutchison Whampoa Ltd.                                   49                             441
     Keppel Corp. Ltd.                                        12                             89
     LVMH Moet Hennessy Louis Vuitton SA                      6                              440
     Patrick Corp. Ltd.                                       15                             63
     Swire Pacific Ltd.                                       22                             190
     Tomkins Plc                                              18                             85
     Viohalco                                                 2                              15
     Wharf Holdings Ltd.                                      28                             98
                                                                                             1,599
Home Builders - 0.3%
     Barratt Developments Plc                                 6                              75
     Bellway Plc                                              2                              37
     Berkeley Group Holdings Plc                              2                              38
     Bovis Homes Group Plc (b)                                3                              35
     Daiwa House Industry Co. Ltd.                            12                             137
     Persimmon Plc                                            6                              90
     Sekisui Chemical Co. Ltd.                                10                             69
     Sekisui House Ltd.                                       11                             111
     Taylor Woodrow Plc                                       14                             82
     Wimpey (George) Plc                                      9                              74
                                                                                             748
Home Furnishings - 0.9%
     Bang & Olufsen A/S                                       -                              23
     Electrolux AB                                            6                              138
     Fisher & Paykel Appliances Holdings Ltd.                 7                              17
     Matsushita Electric Industrial Co. Ltd.                  48                             728
     MFI Furniture Plc                                        13                             26
     Pioneer Corp.                                            3                              50
     Sony Corp.                                               21                             732
     Thomson Corp.                                            6                              141
     Yamaha Corp.                                             4                              64
                                                                                             1,919
Household Products - 0.3%
     Henkel Kgaa                                              1                              121
     Pacific Brands Ltd.                                      11                             19
     Reckitt Benckiser Plc                                    14                             420
     Societe BIC SA                                           1                              41
     Toto Ltd.                                                7                              55
     Waterford Wedgewood Plc (b)                              28                             2
                                                                                             658
Insurance - 4.5%
     Aegon NV                                                 32                             420
     Alleanza Assicurazioni SpA                               11                             116
     Allianz AG                                               8                              916
     AMP Ltd.                                                 43                             212
     Assicurazioni Generali                                   22                             687
     Aviva Plc                                                54                             607
     AXA Asia Pacific Holdings Ltd.                           20                             66
     AXA SA                                                   33                             823
     Britannic Group Plc (b)                                  5                              41
     CNP Assurances                                           1                              48
     Friends Provident Plc                                    42                             138
     ING Groep NV                                             43                             1,219
     Insurance Australia Group Ltd.                           37                             170
     Legal & General Group Plc                                149                            307
     Mapfre Corporacion SA                                    2                              34
     Mediolanum SpA                                           5                              34
     Millea Holdings Inc.                                     -                              470
     Mitsui Sumitomo Insurance Co. Ltd.                       29                             260
     Muenchener Rueckversicherungs AG                         4                              452
     Pohjola Group Plc - Class D                              1                              19
     Prudential Plc                                           55                             486
     Qbe Insurance Group Ltd.                                 17                             211
     Riunione Adriatica Di Sicurta SpA                        7                              131
     Royal & Sun Alliance Insurance Group Plc                 68                             102
     Scor (b)                                                 16                             32
     Skandia Forsakrings AB                                   23                             129
     Sompo Japan Insurance Inc.                               19                             191
     Storebrand                                               5                              48
     Swiss RE                                                 7                              458
     T&D Holdings                                             5                              246
     Topdanmark A/S (b)                                       -                              30
     Zurich Financial Services AG (b)                         3                              571
                                                                                             9,674
Internet - 0.3%
     Eaccess Ltd. (b)                                         -                              20
     Index Corp. (b)                                          -                              27
     Rakuten Inc.                                             -                              83
     Sbi Holdings Inc. (b)                                    -                              38
     Softbank Corp. (b)                                       6                              218
     Trend Micro Inc.                                         2                              71
     Yahoo Japan Corp. (b)                                    -                              184
                                                                                             641
Investment Companies - 0.1%
     Macquarie Airports                                       14                             39
     Macquarie Communications Infrastructure Group (b)        7                              36
     Macquarie Infrastructure Group                           49                             155
                                                                                             230
Iron & Steel - 0.8%
     Acerinox SA                                              4                              61
     Arcelor                                                  12                             227
     BlueScope Steel Ltd.                                     17                             103
     Boehler-Uddeholm AG                                      -                              22
     Corus Group Plc (b)                                      100                            76
     Daido Steel Co. Ltd. (b)                                 8                              36
     JFE Holdings Inc.                                        13                             312
     Kobe Steel Ltd.                                          61                             114
     Nippon Steel Corp.                                       141                            326
     Nisshin Steel Co. Ltd.                                   19                             48
     Onesteel Ltd.                                            12                             24
     Rautaruukki Oyj                                          2                              27
     Ssab Svenskt Stal AB                                     2                              42
     Sumitomo Metal Industries Ltd.                           92                             156
     Thyssenkrupp AG                                          8                              142
     Tokyo Steel Manufacturing Co. Ltd. (b)                   3                              31
     Voestalpine AG                                           1                              38
                                                                                             1,785
Leisure Time - 0.3%
     Amer Sports Corp.                                        2                              29
     Carnival Plc                                             4                              224
     First Choice Holidays Plc (b)                            10                             35
     Kuoni Reisen Holding                                     -                              24
     Namco Ltd.                                               2                              20
     Sankyo Co. Ltd. Gunma                                    1                              56
     Sega Sammy Holdings Inc.                                 1                              90
     Shimano Inc.                                             2                              51
     TUI AG                                                   4                              89
     Yamaha Motor Co. Ltd.                                    4                              75
                                                                                             693
Lodging - 0.2%
     Accor SA                                                 5                              214
     Hyatt Regency SA                                         1                              10
     InterContinental Hotels Group Plc (b)                    10                             130
     NH Hoteles SA                                            2                              23
     Overseas Union Enterprise Ltd.                           1                              5
     Shangri-la Asia Ltd.                                     28                             43
     Sky City Entertainment Group Ltd.                        9                              28
                                                                                             453
Machinery - 0.6%
     Alstom (b)                                               103                            102
     Amada Co. Ltd.                                           8                              54
     Andritz AG (b)                                           -                              20
     Atlas Copco AB - Class A (b)                             8                              124
     Atlas Copco AB - Class B (b)                             5                              65
     Cookson Group Plc (b)                                    4                              22
     Ebara Corp.                                              7                              27
     Heidelberger Druckmaschinen (b)                          1                              35
     Hitachi Construction Machinery Co. Ltd.                  2                              25
     Komatsu Ltd.                                             21                             162
     Komori Corp.                                             2                              30
     Kubota Corp.                                             24                             131
     MAN AG                                                   3                              131
     Metso Oyj                                                2                              48
     Noble Group Ltd. (b)                                     20                             17
     Reiter Holding AG                                        -                              25
     Sig Holding AG (b)                                       -                              33
     Sumitomo Heavy Industries Ltd.                           13                             62
     Tele2 AB (b)                                             7                              67
     Toyota Industries Corp.                                  5                              122
                                                                                             1,302
Manufacturing - 1.5%
     AGFA-Gevaert NV                                          2                              65
     Alfa Laval AB                                            2                              34
     Amano Corp.                                              2                              24
     Ansell Ltd.                                              3                              23
     BBA Group Plc                                            10                             53
     FKI Plc                                                  12                             22
     Fuji Photo Film Co. Ltd.                                 11                             369
     Futuris Corp. Ltd.                                       11                             16
     Glory Ltd. (b)                                           1                              21
     IMI Plc                                                  9                              65
     Invensys Plc (b)                                         122                            23
     Ishikawajima-harima Heavy Industries Co. Ltd. (b)        24                             35
     Kawasaki Heavy Industries Ltd.                           26                             50
     Konica Minolta Holdings Inc.                             11                             98
     Mitsubishi Heavy Industries Ltd.                         69                             180
     Nikon Corp.                                              6                              68
     Nkt Holding A/S                                          -                              15
     Olympus Corp.                                            5                              96
     Orica Ltd.                                               6                              87
     Rhi AG (b)                                               -                              11
     Siemens AG                                               18                             1,347
     Smiths Group Plc                                         13                             214
     Sulzer AG                                                -                              33
     Trelleborg AB                                            2                              25
     Uponor Oyj                                               1                              25
     Wartsila Oyj                                             1                              38
     Wesfarmers Ltd.                                          9                              263
                                                                                             3,300
Media - 1.8%
     Antena 3 De Television SA (b)                            2                              33
     APN News & Media Ltd. (b)                                7                              26
     British Sky Broadcasting Plc                             28                             264
     Daily Mail & General Trust                               7                              83
     Emap Plc                                                 6                              84
     Eniro AB                                                 3                              38
     Fuji Television Network Inc.                             -                              12
     Grupo Promotora De Informaciones SA                      2                              32
     Gruppo Editoriale L'Espresso SpA                         4                              20
     Independent News & Media Plc                             12                             37
     ITV Plc                                                  7                              16
     John Fairfax Holdings Ltd.                               22                             73
     Lagardere S.c.a.                                         3                              209
     Mediaset SpA                                             19                             224
     Modern Times Group AB (b)                                1                              34
     Mondadori Amoldo Editore SpA                             3                              24
     Pearson Plc                                              19                             219
     Premiere AG (b)                                          1                              36
     Prosieben Sat.1 Media AG                                 2                              30
     Publishing & Broadcasting Ltd.                           3                              32
     Reed Elsevier NV                                         16                             226
     Reed Elsevier Plc                                        29                             280
     Reuters Group Plc                                        33                             234
     Schibsted ASA                                            1                              28
     Scmp Group Ltd.                                          20                             9
     Seat Pagine Gialle SpA (b)                               87                             36
     Singapore Press Holdings                                 36                             92
     Sky Network Television (b)                               5                              21
     Societe Television Francaise 1                           3                              75
     Sogecable                                                1                              36
     Telecom Italia Media SpA (b)                             31                             15
     Television Broadcasts Ltd.                               6                              34
     Tokyo Broadcasting System Inc.                           1                              15
     Trinity Mirror Plc                                       7                              78
     United Business Media Plc (b)                            7                              59
     Vivendi Universal SA (b)                                 25                             778
     VNU NV                                                   6                              159
     Wolters Kluwer NV                                        6                              124
     Yell Group Plc                                           16                             122
                                                                                             3,947
Metal Fabrication & Hardware - 0.1%
     Assa Abloy AB                                            7                              89
     Hoganas AB                                               1                              16
     NSK Ltd.                                                 11                             56
     NTN Corp.                                                9                              48
     SKF AB - Class B (b)                                     9                              89
                                                                                             298
Mining - 2.0%
     Alumina Ltd.                                             27                             112
     Anglo American Plc                                       33                             766
     BHP Billiton - Broken Hill Propreitary Co. Ltd.          82                             1,126
     BHP Billiton Plc                                         57                             724
     Dowa Mining Co. Ltd.                                     6                              40
     Iluka Resources Ltd.                                     5                              28
     Mitsubishi Materials Corp.                               23                             54
     Mitsui Mining & Smelting Co. Ltd.                        14                             65
     Newcrest Mining Ltd.                                     8                              102
     Nippon Light Metal Co.                                   12                             28
     Outokumpu Oyj                                            3                              33
     Rio Tinto Ltd.                                           7                              236
     Rio Tinto Plc                                            25                             752
     Solomon Systech Ltd. (b)                                 43                             15
     Sumitomo Metal Mining Co. Ltd.                           12                             82
     Umicore                                                  1                              42
                                                                                             4,205
Office & Business Equipment - 0.6%
     Canon Inc.                                               18                             918
     Neopost SA (b)                                           1                              65
     OCE NV                                                   2                              25
     Ricoh Co. Ltd.                                           16                             249
     Seiko Epson Corp.                                        2                              80
                                                                                             1,337
Office Furnishings - 0.0%
     Kokuyo Co. Ltd.                                          2                              20

Oil & Gas Producers - 8.4%
     BG Group Plc                                             81                             669
     BP Plc                                                   492                            5,128
     Caltex Australia Ltd. (b)                                3                              37
     ENI SpA                                                  60                             1,544
     Hellenic Petroleum SA (b)                                2                              25
     INPEX Corp.                                              -                              56
     Lundin Petroleum AB (b)                                  4                              30
     Nippon Mining Holdings Inc.                              18                             102
     Nippon Oil Corp.                                         29                             196
     Norsk Hydro ASA                                          3                              303
     OMV AG                                                   -                              166
     Origin Energy Ltd.                                       18                             105
     Repsol Ypf SA                                            21                             539
     Royal Dutch Petroleum Co. - NYS                          48                             3,114
     Santos Ltd.                                              14                             116
     Shell Transport & Trading Co.                            221                            2,150
     Showa Shell Sekiyu Kk                                    4                              40
     Singapore Petroleum Co. Ltd. (b)                         3                              9
     Statoil ASA                                              15                             306
     Teikoku Oil Co. Ltd.                                     4                              30
     TonenGeneral Sekiyu KK                                   7                              76
     Total SA                                                 13                             3,092
     Woodside Petroleum Ltd.                                  11                             241
                                                                                             18,074
Oil & Gas Services - 0.2%
     IHC Caland NV                                            1                              55
     Neste Oil (b)                                            3                              75
     Petroleum Geo-Services ASA (b)                           2                              36
     Prosafe ASA (b)                                          1                              23
     Smedvig A/S                                              1                              16
     Stolt Offshore (b)                                       4                              37
     Technip-coflexip SA                                      2                              91
                                                                                             333
Packaging & Containers - 0.1%
     Amcor Ltd.                                               20                             103
     Rexam Plc                                                13                             109
     Toyo Seikan Kaisha Ltd.                                  4                              58
                                                                                             270
Pharmaceuticals - 7.1%
     Alfresa Holdings Corp.                                   1                              22
     Alliance Unichem Plc                                     6                              89
     Altana AG                                                2                              93
     Astellas Pharma Inc.                                     12                             421
     Astrazeneca Plc                                          38                             1,555
     Celesio AG                                               1                              68
     Chugai Pharmaceutical Co. Ltd.                           6                              98
     CSL Ltd.                                                 5                              117
     Daiichi Pharmaceutical Co. Ltd.                          6                              124
     Eisai Co. Ltd.                                           6                              194
     Elan Corp. Plc (b)                                       9                              64
     GlaxoSmithKline Plc                                      135                            3,265
     H Lundbeck A/S (b)                                       2                              38
     Kaken Pharmaceutical Co. Ltd.                            2                              14
     Kyowa Hakko Kogyo Co. Ltd.                               8                              52
     Mayne Group Ltd.                                         14                             49
     MEDICEO Holdings Co. Ltd.                                3                              40
     Merck KGaA                                               1                              94
     Novartis AG                                              54                             2,587
     Novo-Nordisk A/S                                         6                              282
     Omega Pharma SA                                          -                              23
     Orion Oyj                                                2                              37
     Roche Holding AG                                         16                             2,045
     Sankyo Co. Ltd.                                          9                              172
     Sanofi-synthelabo SA                                     24                             2,001
     Santen Pharmaceutical Co. Ltd. (b)                       2                              39
     Schering AG                                              4                              235
     Serono SA - Class B                                      -                              94
     Shionogi & Co. Ltd.                                      7                              90
     Suzuken Co. Ltd.                                         1                              34
     Taisho Pharmaceutical Co. Ltd.                           4                              78
     Takeda Pharmaceutical Co.                                20                             1,010
     Tanabe Seiyaku Co. Ltd. (b)                              5                              48
     UCB SA                                                   2                              99
                                                                                             15,271
Real Estate - 2.3%
     Allgreen Properties Ltd.                                 11                             8
     Ascendas Real Estate Investment Trust                    19                             25
     British Land Co. Plc                                     12                             189
     Brixton Plc (b)                                          6                              38
     CapitaLand Ltd.                                          22                             31
     Capitamall Trust                                         14                             20
     Castellum AB                                             1                              37
     Centro Properties Group                                  18                             82
     CFS Gandel Retail Trust                                  32                             40
     Cheung Kong Holdings Ltd.                                35                             339
     City Developments Ltd.                                   12                             53
     Cofinimmo                                                -                              17
     Commonwealth Property Office Fund                        29                             27
     Corio NV                                                 1                              52
     Daito Trust Construction Co. Ltd.                        2                              75
     DB Rreef Trust                                           60                             62
     Fabege AB (b)                                            2                              39
     Gecina SA                                                -                              19
     General Property Trust                                   46                             128
     Great Portland Estates Plc                               4                              24
     Hammerson Plc                                            6                              102
     Hang Lung Properties Ltd.                                45                             66
     Henderson Land Development Co. Ltd.                      16                             76
     Hopewell Holdings                                        13                             33
     Hysan Development Co. Ltd.                               13                             27
     IMMOFINANZ Immobilien Anlagen AG (b)                     8                              71
     ING Industrial Fund                                      15                             23
     Inmobiliaria Colonial (b)                                1                              38
     Investa Property Group                                   36                             54
     Ivg Immobilien AG (b)                                    2                              30
     Japan Prime Realty Investment Corp. (b)                  -                              30
     Japan Real Estate Investment Corp.                       -                              60
     Japan Retail Fund Investment Corp.                       -                              43
     Keppel Land Ltd.                                         9                              13
     Kerry Properties Ltd.                                    10                             22
     Kiwi Income Property Trust (b)                           16                             12
     Klepierre                                                -                              48
     Land Securities Group Plc                                11                             267
     Lend Lease Corp. Ltd.                                    9                              84
     Leopalace21 Corp.                                        3                              43
     Liberty International Plc                                6                              97
     Macquarie Goodman Group (b)                              27                             85
     Meinl European Land Ltd. (b)                             2                              31
     Metrovacesa SA                                           1                              56
     Mirvac Group                                             21                             57
     Mitsubishi Estate Co. Ltd.                               25                             274
     Mitsui Fudosan Co. Ltd.                                  18                             201
     Multiplex Group (b)                                      14                             32
     Nippon Building Fund Inc.                                -                              63
     Nomura Real Estate Office Fund Inc. (b)                  -                              30
     NTT Urban Development Corp. (b)                          -                              20
     PSP Swiss Property AG (b)                                1                              38
     Rodamco Europe NV                                        1                              87
     Singapore Land Ltd.                                      3                              10
     Sino Land Co.                                            34                             36
     Slough Estates Plc                                       10                             92
     Stockland                                                29                             121
     Sumitomo Realty & Development                            9                              100
     Sun Hung Kai Properties Ltd.                             30                             295
     Suntec                                                   18                             13
     Tokyo Tatemono Co. Ltd. (b)                              5                              33
     Tokyu Land Corp.                                         9                              42
     Unibail Co.                                              1                              133
     United Overseas Land Ltd.                                15                             20
     Wereldhave NV                                            -                              47
     Westfield Group                                          33                             448
     Wihlborgs Fastigheter AB (b)                             -                              9
     Wing Tai Holdings Ltd.                                   14                             8
                                                                                             4,925
Retail - 2.5%
     Aeon Co. Ltd.                                            15                             225
     Aoyama Trading Co. Ltd.                                  1                              30
     Autobacs Seven Co. Ltd.                                  1                              27
     Autogrill SpA (b)                                        2                              32
     Boots Group Plc                                          17                             180
     Bulgari SpA                                              4                              40
     Circle K Sunkus Co. Ltd.                                 1                              20
     Citizen Watch Co. Ltd.                                   7                              60
     Coles Myer Ltd.                                          27                             192
     Cycle & Carriage Ltd. (b)                                3                              23
     Daimaru Inc.                                             5                              44
     D'ieteren SA                                             -                              16
     Dixons Group Plc                                         44                             124
     Douglas Holding AG                                       1                              26
     Enterprise Inns Plc                                      8                              120
     Familymart                                               1                              40
     Fast Retailing Co. Ltd.                                  1                              62
     Folli - Follie SA                                        -                              9
     Germanos SA                                              1                              26
     Giordano International Ltd.                              30                             21
     Grafton Group Plc (b)                                    5                              62
     Gus Plc                                                  23                             366
     Hankyu Department Stores                                 3                              19
     Harvey Norman Holdings Ltd.                              11                             21
     Hellenic Duty Free Shops SA                              1                              9
     Hesses & Mauritz AB - Class B                            11                             386
     HMV Group Plc                                            10                             43
     Industria De Diseno Textil SA                            5                              125
     Isetan Co. Ltd.                                          4                              53
     Ito-Yokado Co. Ltd.                                      8                              254
     KarstadtQuelle AG                                        2                              25
     Kesa Electrical Plc                                      11                             57
     Kingfisher Plc                                           54                             238
     Lawson Inc.                                              1                              49
     Marks & Spencer Group Plc                                38                             246
     Marui Co. Ltd.                                           7                              98
     Matsumotokiyoshi Co. Ltd.                                1                              22
     Mitchells & Butlers Plc                                  11                             67
     Mitsukoshi Ltd.                                          10                             45
     Next Plc                                                 6                              158
     Nitori Co. Ltd.                                          1                              36
     Pinault-printemps-redoute SA                             2                              163
     Punch Taverns Plc                                        6                              79
     Richemont-uts A Cie Finance                              12                             392
     Ryohin Keikaku Co. Ltd.                                  1                              25
     Seven-Eleven Japan Co. Ltd.                              9                              238
     Shimachu Co. Ltd.                                        1                              25
     Shimamura Co. Ltd.                                       1                              42
     Signet Group Plc                                         41                             80
     Skylark Co. Ltd.                                         2                              30
     Sonae Sgps SA                                            19                             27
     Swatch Group AG                                          2                              147
     Takashimaya Co. Ltd.                                     6                              54
     UNY Co. Ltd.                                             4                              45
     USS Co. Ltd.                                             1                              32
     Valora Holding AG                                        -                              17
     Warehouse Group Ltd.                                     6                              16
     Whitbread Plc (b)                                        6                              101
     Yamada Denki Co. Ltd.                                    2                              98
                                                                                             5,307
Semiconductors - 0.6%
     ARM Holdings Plc                                         33                             67
     ASM Pacific Technology                                   4                              16
     ASML Holding NV (b)                                      11                             178
     Chartered Semiconductor Manufacturing Ltd. (b)           21                             16
     Elpida Memory Inc. (b)                                   1                              26
     Infineon Technologies AG (b)                             14                             134
     Micronas Semiconductor Holdings (b)                      1                              26
     NEC Electronics Corp.                                    1                              36
     Rohm Co. Ltd.                                            3                              240
     Sanken Electric Co. Ltd.                                 3                              39
     St. Assembly Test Services Ltd. (b)                      26                             19
     Stmicroelectronics NV                                    14                             230
     Tokyo Electron Ltd.                                      4                              195
     Unaxis Holding AG                                        -                              33
                                                                                             1,255
Shipbuilding - 0.0%
     Mitsui Engineering & Shipbuilding                        18                             35
     Sembcorp. Marine Ltd.                                    11                             17
                                                                                             52
Software - 0.6%
     Business Objects SA (b)                                  1                              38
     Dassault Systemes SA                                     1                              67
     Fuji Soft ABC Inc.                                       1                              29
     Hitachi Software Engineering Co. Ltd.                    1                              17
     Isoft Group Plc (b)                                      5                              37
     Konami Corp.                                             2                              40
     Misys Plc                                                11                             48
     Nomura Research Institute Ltd.                           1                              50
     Oracle Corp. Japan                                       1                              26
     Sage Group Plc                                           29                             118
     SAP AG                                                   5                              884
     Telelogic AB (b)                                         5                              10
                                                                                             1,364
Storage/Warehousing - 0.0%
     Mitsubishi Logistics Corp.                               3                              31

Telecommunications - 4.3%
     Belgacom SA (b)                                          4                              124
     BT Group Plc                                             196                            808
     Cable & Wireless Plc                                     54                             144
     Deutsche Telekom AG (b)                                  63                             1,162
     Eircom Group Plc                                         14                             30
     Elisa Corp.                                              3                              47
     France Telecom SA                                        34                             996
     Hellenic Telecommunications Organization SA              6                              110
     KDDI Corp.                                               -                              259
     Nippon Telegraph & Telephone Corp.                       -                              514
     PCCW Ltd.                                                79                             49
     Portugal Telecom SGPS SA                                 18                             168
     Pt Multimedia Servicos (b)                               2                              21
     Royal KPN NV                                             48                             406
     Singapore Telecommunications Ltd.                        153                            250
     Swisscom AG                                              1                              183
     Tandberg Television ASA (b)                              1                              17
     Telcom Corp. Ltd.                                        45                             190
     Tele Danmark A/S (b)                                     4                              189
     Telecom Italia Rnc                                       132                            343
     Telecom Italia SpA                                       245                            765
     Telefonica SA                                            107                            1,748
     Telekom Austria AG                                       8                              160
     Telenor ASA                                              18                             148
     TeliaSonera AB                                           45                             215
     Telstra Corp. Ltd.                                       49                             190
     Tiscali SpA (b)                                          5                              13
                                                                                             9,249
Telecommunications Equipment - 0.3%
     Alcatel SA (b)                                           29                             316
     Datacraft Asia Ltd. (b)                                  5                              6
     GN Store Nord                                            5                              56
     Intracom SA                                              3                              14
     Kudelski SA (b)                                          1                              34
     Marconi Corp. Plc (b)                                    4                              24
     NTT Data Corp.                                           -                              99
     Oki Electric Industry Co. Ltd.                           11                             39
     Tandberg ASA                                             3                              31
                                                                                             619
Textiles - 0.2%
     Kuraray Co. Ltd.                                         8                              76
     Mitsubishi Rayon Co. Ltd.                                12                             50
     Nisshinbo Industries                                     4                              33
     Teijin Ltd.                                              19                             88
     Texwinca Holdings Ltd.                                   16                             13
     Toray Industries Inc.                                    30                             142
     Toyobo Co. Ltd.                                          16                             37
                                                                                             439
Tobacco - 0.9%
     Altadis SA                                               6                              260
     British American Tobacco Plc                             37                             712
     Gallaher Group Plc (b)                                   15                             224
     Imperial Tobacco Group Plc                               17                             454
     Japan Tobacco Inc.                                       -                              306
     Swedish Match AB                                         7                              85
                                                                                             2,041
Toys & Hobbies - 0.1%
     Bandai Co. Ltd.                                          2                              40
     Nintendo Co. Ltd.                                        2                              240
                                                                                             280
Transportation - 1.6%
     Amadeus Global Travel Distribution SA                    8                              68
     AP Moller - Maersk A/S                                   -                              267
     Arriva Plc                                               4                              41
     Associated British Ports Holdings Plc                    7                              59
     Central Japan Railway Co.                                -                              170
     ComfortDelgro Corp. Ltd.                                 37                             37
     Compagnie Maritime Belge SA                              1                              20
     Cosco Corp. Singapore Ltd. (b)                           9                              10
     Dampskibsselskbet Torm A/S (b)                           -                              18
     Deutsche Post AG                                         11                             269
     Dsv De Sammenslut Vogn A/S                               -                              41
     East Japan Railway Co.                                   -                              400
     Euronav NV                                               -                              13
     Exel Plc                                                 7                              105
     Firstgroup Plc                                           9                              50
     Frontline Ltd.                                           1                              48
     Kawasaki Kisen Kaisha Ltd.                               11                             65
     Keihin Electric Express Railway Co. Ltd.                 10                             61
     Keio Corp.                                               12                             65
     Keisei Electric Railway Co. Ltd. (b)                     6                              30
     Kintetsu Corp.                                           36                             110
     Mitsui O.S.K. Lines Ltd.                                 25                             153
     MTR Corp.                                                33                             64
     National Express Group Plc                               3                              48
     Neptune Orient Lines Ltd.                                11                             25
     Nippon Express Co. Ltd.                                  19                             82
     Nippon Yusen Kabushiki Kaisha                            24                             137
     Odakyu Electric Railway Co.                              14                             74
     Orient Overseas International Ltd.                       5                              21
     Peninsular & Oriental Steam                              17                             99
     Seino Transportation Co. Ltd.                            3                              27
     Sembcorp. Logistics Ltd. (b)                             9                              9
     Singapore Post Ltd.                                      42                             25
     Smrt Corp. Ltd.                                          14                             10
     Stagecoach Group Plc                                     21                             44
     Stolt-nielsen SA (b)                                     1                              29
     TNT NV                                                   9                              225
     Tobu Railway Co. Ltd.                                    17                             62
     Tokyu Corp.                                              21                             94
     Toll Holdings Ltd.                                       5                              52
     West Japan Railway Co.                                   -                              130
     Yamato Transport Co. Ltd.                                9                              125
                                                                                             3,482
Venture Capital - 0.1%
     3i Group Plc                                             14                             174
     Jafco Co. Ltd. (b)                                       1                              42
                                                                                             216
Water - 0.6%
     Kelda Group Plc                                          9                              109
     Severn Trent Water Plc                                   8                              149
     Sociedad General de Aguas de Barcelona SA                1                              27
     Suez SA                                                  19                             510
     United Utilities Plc                                     13                             155
     United Utilities Plc - A Shares                          15                             89
     Veolia Environnement                                     7                              262
                                                                                             1,301
Wireless Telecommunications - 3.4%
     Cosmote Mobile Communication                             3                              55
     Hikari Tsushin Inc. (b)                                  1                              36
     Hutchison Telecommunications International Ltd. (b)      57                             56
     Mobistar SA (b)                                          1                              51
     Nokia Oyj                                                107                            1,798
     NTT DoCoMo Inc.                                          -                              612
     Smartone Telecommunications                              7                              8
     Telefonaktiebolaget LM Ericsson                          340                            1,094
     Uniden Corp.                                             2                              31
     Vodafone Group Plc                                       1,491                          3,635
                                                                                             7,376

     Total Common Stocks (cost $193,231)                                                     205,365

Preferred Stocks - 0.1%
Auto Manufacturers - 0.1%
     Porsche AG                                               -                              132

Healthcare - 0.0%
     Fresenius Medical Care AG                                1                              39

     Total Preferred Stocks (cost $145)                                                      171

Rights - 0.0%
     Metrovacesa SA, No Strike Price, Expiring 07/05/05       1                              5
     Sacyr Vallermoso, No Strike Price, Expiring 07/12/05     2                              2
     Waterford Wedgwood Plc, Strike Price 0.06 EUR,
     Expiring 07/18/05                                        18                             -

     Total Rights (cost $0)                                                                  7

Warrants - 0.0%
Chemicals - 0.0%
     Kingboard Chemical Holdings Ltd., Strike Price 20.00 HKD,
     Expiring 12/31/06                                        1                              1

     Total Warrants (cost $0)                                                                1

Short Term Investments - 16.5%
Money Market Funds - 3.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (n)         7,583                          7,583

Securities Lending Collateral - 12.8%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   27,580                         27,580

U.S. Treasury Bills - 0.2%
     US Treasury Bill, 2.947%, 09/08/05 (m)                   $435                           433

     Total Short Term Investments (cost $35,596)                                             35,596

Total Investments - 111.9% (cost $228,972)                                                   241,140
Other Assets and Liabilities, Net -  (11.9%)                                                 (25,698)
Total Net Assets - 100%                                                                      $215,442

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   19.4%
     Consumer, Cyclical                                       17.1%
     Financial                                                16.3%
     Industrial                                               11.2%
     Energy                                                   9.2%
     Technology                                               9.0%
     Utilities                                                6.3%
     Communications                                           5.1%
     Basic Materials                                          3.5%
     Money Market Investment                                  2.5%
     Diversified                                              0.3%
     Government                                               0.1%
                                                              100.0%



Common Stocks - 97.2%
Advertising - 0.2%
     Catalina Marketing Corp.                                 11                             $270
     Harte-Hanks Inc.                                         15                             451
                                                                                             721
Aerospace & Defense - 0.5%
     Alliant Techsystems Inc. (b)                             8                              568
     Sequa Corp. - Class A (b)                                2                              122
     Titan Corp. (b)                                          18                             413
                                                                                             1,103
Airlines - 0.3%
     Airtran Holdings Inc. (b)                                18                             163
     Alaska Air Group Inc. (b) (l)                            5                              158
     JetBlue Airways Corp. (b) (l)                            21                             425
                                                                                             746
Apparel - 0.2%
     Timberland Co. - Class A (b)                             13                             510

Auto Parts & Equipment - 0.8%
     ArvinMeritor Inc.                                        15                             265
     Bandag Inc.                                              3                              151
     Borg Warner Inc.                                         12                             642
     Lear Corp.                                               14                             518
     Modine Manufacturing Co.                                 7                              223
                                                                                             1,799
Banks - 4.4%
     Associated Bancorp.                                      27                             925
     Bank of Hawaii Corp.                                     11                             575
     City National Corp.                                      10                             685
     Colonial Bancgroup Inc.                                  33                             725
     Commerce Bancorp. Inc. (l)                               34                             1,043
     Cullen/Frost Bankers Inc.                                10                             491
     FirstMerit Corp.                                         18                             466
     Greater Bay Bancorp.                                     11                             291
     Hibernia Corp. - Class A                                 33                             1,093
     Investors Financial Services Corp. (l)                   14                             533
     Mercantile Bankshares Corp.                              17                             865
     SVB Financial Group (b) (l)                              8                              366
     TCF Financial Corp.                                      27                             697
     Texas Regional Bancshares Inc.                           9                              262
     Webster Financial Corp.                                  11                             531
     Westamerica Bancorp.                                     7                              379
     Wilmington Trust Corp.                                   14                             513
                                                                                             10,440
Beverages - 0.8%
     Constellation Brands Inc. - Class A (b)                  44                             1,287
     PepsiAmericas Inc.                                       22                             577
                                                                                             1,864
Biotechnology - 1.4%
     Charles River Laboratories International Inc. (b)        14                             676
     Invitrogen Corp. (b)                                     11                             912
     Martek Biosciences Corp. (b) (l)                         7                              255
     Millennium Pharmaceuticals Inc. (b)                      65                             603
     Protein Design Labs Inc. (b) (l)                         22                             453
     Vertex Pharmaceuticals Inc. (b)                          20                             333
                                                                                             3,232
Building Materials - 0.4%
     Martin Marietta Materials Inc.                           10                             693
     York International Corp.                                 9                              337
                                                                                             1,030
Chemicals - 2.6%
     Airgas Inc.                                              15                             372
     Albemarle Corp.                                          10                             358
     Cabot Corp.                                              13                             441
     Cabot Microelectronics Corp. (b)                         5                              149
     Crompton Corp.                                           25                             348
     Cytec Industries Inc.                                    9                              369
     Ferro Corp.                                              9                              176
     FMC Corp. (b)                                            8                              441
     Lubrizol Corp.                                           14                             599
     Lyondell Chemical Co.                                    46                             1,217
     Minerals Technologies Inc.                               4                              268
     Olin Corp. (l)                                           15                             279
     RPM International Inc.                                   25                             454
     Sensient Technologies Corp. (l)                          10                             200
     Valspar Corp.                                            11                             526
                                                                                             6,197
Commercial Services - 3.5%
     Adesa Inc.                                               19                             424
     Alliance Data Systems Corp. (b) (l)                      14                             569
     Banta Corp.                                              5                              234
     Career Education Corp. (b)                               22                             797
     Choicepoint Inc.                                         19                             755
     Corinthian Colleges Inc. (b) (l)                         20                             249
     Deluxe Corp.                                             11                             434
     Devry Inc.                                               14                             273
     Education Management Corp. (b)                           14                             486
     Gartner Inc. - Class A (b) (l)                           18                             190
     ITT Educational Services Inc. (b)                        10                             520
     Kelly Services Inc. - Class A                            6                              164
     Korn/Ferry International (b)                             8                              136
     Laureate Education Inc. (b)                              11                             503
     Manpower Inc.                                            19                             759
     MPS Group Inc. (b)                                       21                             199
     Quanta Services Inc. (b)                                 21                             182
     Rent-A-Center Inc. (b)                                   15                             352
     Rollins Inc.                                             10                             208
     Sotheby's Holdings Inc. - Class A (b)                    10                             144
     United Rentals Inc.                                      15                             311
     Valassis Communications Inc. (b)                         11                             404
                                                                                             8,293
Computers - 4.0%
     Anteon International Corp. (b)                           8                              360
     Bisys Group Inc. (b)                                     26                             382
     Cadence Design Systems Inc. (b) (l)                      57                             783
     Ceridian Corp. (b)                                       32                             617
     Cognizant Tech Solutions Corp. (b)                       29                             1,355
     Diebold Inc.                                             15                             686
     DST Systems Inc. (b)                                     16                             751
     Imation Corp.                                            7                              286
     Jack Henry & Associates Inc.                             17                             315
     McData Corp. - Class A (b) (l)                           33                             133
     Mentor Graphics Corp. (b)                                16                             162
     National Instruments Corp. (l)                           14                             303
     Reynolds & Reynolds - Class A                            12                             333
     Sandisk Corp. (b)                                        38                             910
     Storage Technology Corp. (b)                             23                             819
     Synopsys Inc.                                            31                             513
     Western Digital Corp. (b) (l)                            45                             608
                                                                                             9,316
Distribution & Wholesale - 1.0%
     CDW Corp. (l)                                            16                             897
     Fastenal Co. (l)                                         15                             888
     Tech Data Corp.                                          12                             452
                                                                                             2,237
Diversified Financial Services - 2.7%
     AG Edwards Inc.                                          16                             730
     AmeriCredit Corp. (b) (l)                                32                             823
     Eaton Vance Corp.                                        28                             676
     IndyMac Bancorp. Inc.                                    13                             535
     Jefferies Group Inc.                                     11                             413
     Labranche & Co. Inc. (b) (l)                             11                             71
     Legg Mason Inc. (l)                                      23                             2,432
     Raymond James Financial Inc.                             14                             398
     Waddell & Reed Financial Inc. - Class A                  18                             329
                                                                                             6,407
Electric - 5.1%
     Alliant Energy Corp.                                     25                             694
     Aquila Inc. (b)                                          50                             180
     Black Hills Corp.                                        7                              258
     DPL Inc.                                                 27                             735
     Duquesne Light Holdings Inc. (l)                         17                             309
     Energy East Corp.                                        31                             902
     Great Plains Energy Inc. (l)                             16                             503
     Hawaiian Electric Industrials                            17                             458
     Idacorp. Inc.                                            9                              273
     MDU Resources Group Inc.                                 25                             707
     Northeast Utilities                                      27                             569
     NSTAR                                                    23                             696
     OGE Energy Corp.                                         19                             553
     Pepco Holdings Inc.                                      40                             955
     PNM Resources Inc.                                       15                             422
     Puget Energy Inc.                                        21                             495
     Scana Corp. (l)                                          24                             1,021
     Sierra Pacific Resources (b) (l)                         25                             315
     Westar Energy Inc.                                       18                             438
     Wisconsin Energy Corp.                                   25                             968
     WPS Resources Corp.                                      8                              454
                                                                                             11,905
Electrical Components & Equipment - 0.9%
     Ametek Inc.                                              15                             615
     Energizer Holdings Inc. (b)                              15                             930
     Hubbell Inc. - Class B                                   13                             573
                                                                                             2,118
Electronics - 1.7%
     Amphenol Corp. - Class A                                 19                             756
     Arrow Electronics Inc. (b)                               25                             668
     Avnet Inc. (b)                                           26                             576
     Gentex Corp.                                             33                             602
     Kemet Corp. (b)                                          18                             113
     Plexus Corp. (b)                                         10                             136
     Thomas & Betts Corp. (b)                                 13                             356
     Varian Inc. (b)                                          8                              288
     Vishay Intertechnology Inc. (b)                          39                             463
                                                                                             3,955
Engineering & Construction - 0.5%
     Dycom Industries Inc. (b)                                10                             199
     Granite Construction Inc.                                8                              222
     Jacobs Engineering Group Inc. (b)                        12                             680
                                                                                             1,101
 Entertainment - 0.6%
     GTECH Holdings Corp.                                     25                             719
     International Speedway Corp. - Class A                   9                              528
     Macrovision Corp. (b)                                    11                             237
                                                                                             1,484
Environmental Control - 0.6%
     Republic Services Inc. - Class A                         27                             987
     Stericycle Inc. (b)                                      10                             481
                                                                                             1,468
Food - 2.7%
     Dean Foods Co. (b)                                       32                             1,115
     Hormel Foods Corp.                                       22                             652
     J.M. Smucker Co.                                         12                             582
     Ruddick Corp.                                            9                              242
     Smithfield Foods Inc. (b)                                21                             580
     Tootsie Roll Industries Inc.                             9                              268
     Tyson Foods Inc.                                         64                             1,147
     Whole Foods Market Inc.                                  14                             1,641
                                                                                             6,227
Forest Products & Paper - 0.7%
     Bowater Inc.                                             12                             382
     Glatfelter                                               8                              96
     Longview Fibre Co.                                       11                             227
     Potlatch Corp.                                           6                              326
     Rayonier Inc. (l)                                        11                             566
                                                                                             1,597
Gas - 0.9%
     AGL Resources Inc.                                       16                             632
     Oneok Inc. (l)                                           22                             722
     Vectron Inc.                                             16                             462
     WGL Holdings Inc.                                        10                             353
                                                                                             2,169
Hand & Machine Tools - 0.2%
     Kennametal Inc.                                          8                              365

Healthcare - 7.6%
     Advanced Medical Optics Inc. (b)                         14                             550
     Apria Healthcare Group Inc.                              10                             360
     Beckman Coulter Inc.                                     13                             835
     Community Health Systems Inc. (b)                        14                             534
     Covance Inc.                                             13                             599
     Coventry Health Care Inc. (b) (l)                        23                             1,595
     Cytyc Corp. (b)                                          24                             530
     Dentsply International Inc.                              16                             870
     Edwards Lifesciences Corp. (b)                           13                             543
     Gen-Probe Inc. (b)                                       11                             384
     Health Net Inc. (b)                                      24                             899
     Henry Schein Inc.                                        18                             762
     Hillenbrand Industries Inc.                              12                             630
     Inamed Corp. (b)                                         8                              506
     LifePoint Hospitals Inc. (b)                             10                             530
     Lincare Holdings Inc. (b)                                21                             868
     Pacificare Health Systems Inc. (b) (l)                   18                             1,314
     Patterson Cos. Inc. (b) (l)                              29                             1,313
     Renal Care Group Inc. (b)                                14                             662
     Steris Corp. (b)                                         15                             384
     Techne Corp. (b)                                         8                              375
     Triad Hospitals Inc.                                     17                             938
     Universal Health Services Inc.                           12                             770
     Varian Medical Systems Inc. (b)                          28                             1,057
                                                                                             17,808
Holding Companies - Diversified - 0.5%
     Leucadia National Inc. (l)                               20                             777
     Telephone & Data Special Systems (b)                     11                             428
                                                                                             1,205
Home Builders - 3.1%
     DR Horton Inc.                                           62                             2,337
     Hovnanian Enterprises - Class A (b)                      10                             666
     Lennar Corp.                                             31                             1,939
     Ryland Group Inc.                                        10                             763
     Thor Industries                                          10                             305
     Toll Brothers Inc. (b)                                   13                             1,332
                                                                                             7,342
Home Furnishings - 0.6%
     Furniture Brands International Inc. (l)                  11                             243
     Harman International Industries Inc.                     14                             1,112
                                                                                             1,355
Household Products - 0.8%
     American Greetings Corp. (l)                             15                             387
     Blyth Inc.                                               8                              214
     Church & Dwight Co. Inc.                                 13                             488
     Scotts Miracle-Gro Co. (b)                               6                              415
     Tupperware Corp.                                         12                             285
                                                                                             1,789
Insurance - 5.0%
     Allmerica Financial Corp. (b)                            11                             423
     American Financial Group Inc.                            12                             414
     AmerUs Group Co. (l)                                     8                              402
     Arthur J. Gallagher & Co.                                20                             530
     Brown & Brown Inc. (l)                                   13                             592
     Everest Re Group Ltd.                                    12                             1,111
     Fidelity National Financial Inc.                         37                             1,321
     First American Corp.                                     18                             732
     HCC Insurance Holdings Inc.                              14                             544
     Horace Mann Educators Corp.                              9                              176
     Ohio Casualty Corp.                                      13                             314
     Old Republic International Corp.                         39                             978
     PMI Group Inc.                                           20                             779
     Protective Life Corp.                                    15                             622
     Radian Group Inc.                                        19                             888
     Stancorp. Financial Group                                6                              459
     Unitrin Inc.                                             12                             601
     WR Berkley Corp.                                         25                             899
                                                                                             11,785
Internet - 1.2%
     Avocent Corp. (b)                                        11                             281
     Checkfree Corp. (b) (l)                                  18                             607
     F5 Networks Inc. (b)                                     8                              368
     Macromedia Inc. (b)                                      16                             596
     McAfee Inc. (b)                                          34                             888
     RSA Security Inc. (b)                                    14                             165
                                                                                             2,905
Iron & Steel - 0.1%
     Steel Dynamics Inc.                                      9                              242

Leisure Time - 0.1%
     Callaway Golf Co. (l)                                    15                             238

Lodging - 0.3%
     Boyd Gaming Corp.                                        14                             716

Machinery - 1.0%
     AGCO Corp. (b)                                           19                             371
     Flowserve Inc.                                           12                             353
     Graco Inc.                                               15                             500
     Nordson Corp.                                            7                              239
     Tecumseh Products Co. Inc.                               4                              106
     Zebra Technologies Corp. (b)                             15                             667
                                                                                             2,236
Manufacturing - 2.1%
     Brink's Co.                                              12                             432
     Carlisle Cos. Inc.                                       7                              449
     Crane Co.                                                12                             313
     Donaldson Co. Inc.                                       16                             495
     Federal Signal Corp.                                     10                             163
     Harsco Corp.                                             9                              478
     Lancaster Colony Corp. (l)                               7                              282
     Pentair Inc.                                             21                             917
     SPX Corp.                                                16                             730
     Teleflex Inc.                                            8                              486
     Trinity Industries Inc. (l)                              9                              288
                                                                                             5,033
Media - 1.7%
     A H Belo Corp.                                           23                             545
     Emmis Communications - Class A (b) (l)                   7                              124
     Entercom Communications Corp. (b)                        9                              312
     Lee Enterprises Inc. (l)                                 10                             386
     Media General Inc.                                       5                              324
     Reader's Digest Association - Class A                    21                             352
     Scholastic Corp. (b)                                     8                              303
     Washington Post Co.                                      2                              1,263
     Westwood One Inc. (b)                                    19                             388
                                                                                             3,997
Metal Fabrication & Hardware - 0.6%
     Precision Castparts Corp.                                14                             1,091
     Worthington Industries                                   17                             272
                                                                                             1,363
Mining - 0.9%
     Arch Coal Inc. (l)                                       13                             727
     Peabody Energy Corp.                                     25                             1,299
     Treehouse Foods Inc. (b)                                 -                              -
                                                                                             2,026
Office Furnishings - 0.4%
     Herman Miller Inc.                                       15                             456
     HNI Corp.                                                11                             564
                                                                                             1,020
Oil & Gas Producers - 4.6%
     Ensco International Inc.                                 32                             1,148
     Forest Oil Corp. (b)                                     12                             489
     Helmerich & Payne Inc.                                   11                             506
     Murphy Oil Corp.                                         37                             1,933
     Newfield Exploration Co. (b)                             27                             1,067
     Noble Energy Inc.                                        18                             1,393
     Patterson-UTI Energy Inc.                                36                             996
     Pioneer Natural Resources Co.                            31                             1,292
     Plains Exploration & Production Co. (b)                  16                             582
     Pogo Producing Co.                                       13                             699
     Pride International Inc. (b)                             31                             800
                                                                                             10,905
Oil & Gas Services - 2.4%
     Cooper Cameron Corp. (b) (l)                             11                             713
     FMC Technologies Inc. (b)                                14                             463
     Grant Prideco Inc. (b)                                   26                             693
     Hanover Compressor Co. (b) (l)                           16                             186
     Smith International Inc.                                 23                             1,434
     Tidewater Inc. (l)                                       13                             489
     Weatherford International Ltd. (b)                       29                             1,699
                                                                                             5,677
Packaging & Containers - 0.4%
     Packaging Corp. of America                               18                             379
     Sonoco Products Co.                                      21                             556
                                                                                             935
Pharmaceuticals - 2.6%
     Barr Laboratories Inc.                                   20                             955
     Cephalon Inc. (b) (l)                                    12                             490
     IVAX Corp. (b) (l)                                       49                             1,056
     Omnicare Inc.                                            22                             938
     Par Pharmaceuticals Cos. Inc. (b)                        7                              232
     Perrigo Co.                                              19                             267
     Sepracor Inc.                                            22                             1,337
     Valeant Pharmaceutical International (l)                 19                             342
     VCA Antech Inc. (b)                                      16                             396
                                                                                             6,013
Pipelines - 1.3%
     Equitable Resources Inc.                                 13                             878
     National Fuel Gas Co. (l)                                17                             480
     Questar Corp.                                            18                             1,186
     Western Gas Resources Inc.                               14                             477
                                                                                             3,021
Real Estate - 2.9%
     AMB Property Corp.                                       18                             774
     Developers Divers Realty Corp.                           23                             1,049
     Highwoods Properties Inc.                                12                             344
     Hospitality Properties Trust                             14                             632
     Liberty Property Trust                                   18                             809
     Mack-Cali Realty Corp.                                   12                             542
     New Plan Excel Realty Trust                              22                             594
     Regency Centers Corp.                                    13                             761
     United Dominion Realty Trust Inc. (l)                    29                             700
     Weingarten Realty Investors                              18                             703
                                                                                             6,908
Retail - 9.2%
     99 Cents Only Stores (b) (l)                             13                             164
     Abercrombie & Fitch Co. - Class A                        18                             1,268
     Advance Auto Parts (b)                                   16                             1,005
     Aeropostale Inc. (b)                                     12                             396
     American Eagle Outfitters Inc.                           29                             903
     AnnTaylor Stores Corp. (b)                               15                             364
     Applebee's International Inc.                            17                             456
     Barnes & Noble Inc. (b)                                  13                             523
     BJ's Wholesale Club Inc. (b)                             15                             478
     Bob Evans Farms Inc.                                     7                              174
     Borders Group Inc.                                       16                             403
     Brinker International Inc. (b)                           19                             748
     Carmax Inc. (b) (l)                                      22                             589
     CBRL Group Inc.                                          10                             390
     Cheesecake Factory Inc. (b)                              17                             573
     Chico's FAS Inc. (b) (l)                                 38                             1,297
     Claire's Stores Inc.                                     21                             505
     Copart Inc. (b)                                          17                             405
     Dollar Tree Stores Inc. (b) (l)                          24                             574
     Foot Locker Inc.                                         33                             900
     Krispy Kreme Doughnuts Inc. (b) (l)                      13                             88
     Michaels Stores Inc.                                     29                             1,184
     Neiman-Marcus Group Inc. - Class A                       10                             1,011
     O'Reilly Automotive Inc. (b)                             22                             666
     Outback Steakhouse Inc.                                  14                             650
     Pacific Sunwear of California Inc. (b)                   16                             368
     Payless Shoesource Inc. (b)                              15                             281
     Petsmart Inc.                                            31                             938
     Pier 1 Imports Inc.                                      18                             260
     Regis Corp.                                              10                             371
     Ross Stores Inc.                                         31                             899
     Ruby Tuesday Inc.                                        14                             357
     Saks Inc. (b)                                            30                             561
     Urban Outfitters Inc. (b)                                14                             784
     Williams-Sonoma Inc. (b)                                 25                             983
                                                                                             21,516
Savings & Loans - 1.1%
     Astoria Financial Corp.                                  22                             621
     Independence Community Bank Corp.                        17                             614
     New York Community Bancorp. Inc. (l)                     52                             937
     Washington Federal Inc.                                  18                             433
                                                                                             2,605
Semiconductors - 2.8%
     Atmel Corp. (b)                                          95                             226
     Credence Systems Corp. (b)                               20                             181
     Cree Inc. (b) (l)                                        16                             414
     Cypress Semiconductor Corp. (b) (l)                      28                             347
     Fairchild Semiconductor International Inc. (b) (l)       26                             378
     Integrated Circuit Systems Inc. (b)                      15                             312
     Integrated Device Technology Inc. (b) (l)                23                             244
     International Rectifier Corp. (b)                        14                             683
     Intersil Corp.                                           32                             599
     LAM Research Corp. (b) (l)                               30                             857
     Lattice Semiconductor Corp. (b)                          25                             112
     LTX Corp. (b)                                            14                             69
     Micrel Inc. (b)                                          17                             193
     Microchip Technology Inc.                                44                             1,303
     Semtech Corp. (b)                                        16                             266
     Silicon Laboratories Inc. (b) (l)                        10                             255
     Triquint Semiconductor Inc. (b)                          28                             94
                                                                                             6,533
Software - 2.3%
     Activision Inc. (b)                                      43                             708
     Acxiom Corp.                                             18                             384
     Advent Software Inc. (b)                                 6                              113
     Certegy Inc.                                             13                             508
     CSG Systems International Inc. (b)                       11                             210
     Dun & Bradstreet Corp. (b)                               15                             905
     Fair Isaac Inc.                                          14                             520
     Keane Inc. (b)                                           12                             167
     Moneygram International Inc.                             18                             352
     SEI Investments Co.                                      18                             665
     Sybase Inc. (b)                                          20                             359
     Transactions Systems Architects Inc. (b)                 8                              192
     Wind River Systems Inc. (b)                              17                             264
                                                                                             5,347
Telecommunications - 0.3%
     Cincinnati Bell Inc. (b)                                 51                             218
     Telephone & Data Systems Inc.                            13                             517
                                                                                             735
Telecommunications Equipment - 1.2%
     3Com Corp. (b)                                           81                             294
     Adtran Inc. (l)                                          14                             354
     CommScope Inc. (b) (l)                                   11                             189
     Enterasys Networks Inc. (b) (l)                          -                              -
     Harris Corp.                                             28                             880
     Newport Corp. (b)                                        9                              127
     Plantronics Inc.                                         10                             380
     Polycom Inc.                                             21                             314
     Utstarcom Inc. (b) (l)                                   23                             170
                                                                                             2,708
Textiles - 0.4%
     Mohawk Industries Inc. (b)                               13                             1,042

Tobacco - 0.1%
     Universal Corp.                                          5                              238

Transportation - 2.4%
     Alexander & Baldwin Inc.                                 9                              434
     CH Robinson Worldwide Inc.                               18                             1,053
     CNF Inc.                                                 11                             494
     Expeditors Intl Wash Inc. (l)                            23                             1,125
     GATX Corp.                                               11                             367
     JB Hunt Transport Services Inc.                          29                             563
     Overseas Shipholding Group                               7                              439
     Swift Transportation Co. Inc. (b) (l)                    13                             303
     Werner Enterprises Inc. (l)                              13                             263
     Yellow Roadway Corp. (b)                                 12                             618
                                                                                             5,659
Water - 0.3%
     Aqua America Inc.                                        20                             588

Wireless Telecommunications - 0.2%
     Powerwave Technologies Inc. (b) (l)                      21                             216
     RF Micro Devices Inc.                                    41                             221
                                                                                             437

     Total Common Stocks (cost $195,435)                                                     228,213

Short Term Investments - 16.1%
Money Market Funds - 2.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (n)         6,017                          6,017

Securities Lending Collateral - 13.5%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   31,629                         31,629

U.S. Treasury Bills - 0.1%
     US Treasury Bill, 2.947%, 09/08/05 (m)                   $254                           254

     Total Short Term Investments (cost $37,900)                                             37,900

Total Investments - 113.3% (cost $233,335)                                                   266,113
Other Assets and Liabilities, Net -  (13.3%)                                                 (31,327)
Total Net Assets - 100%                                                                      $234,786

JNL/Mellon Capital Management S&P 500 Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   21.4%
     Financial                                                19.9%
     Technology                                               11.5%
     Industrial                                               11.0%
     Communications                                           10.2%
     Consumer, Cyclical                                       9.3%
     Energy                                                   8.6%
     Utilities                                                3.4%
     Basic Materials                                          2.7%
     Money Market Investment                                  1.7%
     Government                                               0.3%
                                                              100.0%

Common Stocks - 97.8%
Advertising - 0.1%
     Interpublic Group of Cos. Inc. (b) (l)                   13                             $157
     Omnicom Group Inc.                                       6                              485
                                                                                             642
Aerospace & Defense - 1.9%
     Boeing Co.                                               27                             1,783
     General Dynamics Corp.                                   7                              712
     Goodrich Corp.                                           4                              166
     L-3 Communicaitons Holdings Inc.                         4                              276
     Lockheed Martin Corp.                                    13                             846
     Northrop Grumman Corp.                                   12                             645
     Ratheon Co.                                              15                             573
     Rockwell Collins                                         6                              279
     United Technologies Corp.                                33                             1,708
                                                                                             6,988
Agriculture - 0.3%
     Archer-Daniels-Midland Co.                               20                             433
     Monsanto Co.                                             9                              544
                                                                                             977
Airlines - 0.1%
     Delta Air Lines Inc. (b) (l)                             4                              14
     Southwest Airlines Co.                                   24                             333
                                                                                             347
Apparel - 0.4%
     Coach Inc. (b)                                           12                             417
     Jones Apparel Group Inc.                                 4                              127
     Liz Claiborne Inc.                                       4                              150
     Nike Inc. - Class B                                      7                              643
     Reebok International Ltd.                                2                              84
     VF Corp.                                                 3                              175
                                                                                             1,596
Auto Manufacturers - 0.5%
     Ford Motor Co.                                           59                             608
     General Motors Corp. (l)                                 18                             623
     Navistar International Corp. (b)                         2                              78
     Paccar Inc.                                              5                              372
                                                                                             1,681
Auto Parts & Equipment - 0.2%
     Cooper Tire & Rubber Co.                                 2                              43
     Dana Corp.                                               6                              88
     Delphi Corp.                                             19                             90
     Goodyear Tire & Rubber Co. (b) (l)                       7                              106
     Johnson Controls Inc.                                    6                              348
     Visteon Corp.                                            3                              20
                                                                                             695
Banks - 6.3%
     AmSouth Bancorp.                                         12                             306
     Bank of America Corp.                                    131                            5,992
     Bank of New York Co. Inc.                                25                             726
     BB&T Corp.                                               18                             712
     Comerica Inc.                                            6                              319
     Compass Bancshares Inc.                                  4                              169
     Fifth Third Bancorp. (l)                                 17                             694
     First Horizon National Corp. (l)                         4                              171
     Huntington Bancshares Inc.                               7                              170
     KeyCorp.                                                 13                             436
     M&T Bank Corp.                                           3                              337
     Marshall & Ilsley Corp.                                  7                              311
     Mellon Financial Corp.                                   14                             393
     National City Corp.                                      19                             656
     North Fork Bancorp. Inc.                                 15                             420
     Northern Trust Corp.                                     7                              302
     PNC Financial Services Group Inc.                        9                              499
     Regions Financial Corp.                                  15                             512
     State Street Corp. (l)                                   11                             523
     Suntrust Bank Inc.                                       11                             796
     Synovus Financial Corp.                                  10                             293
     US Bancorp.                                              60                             1,754
     Wachovia Corp.                                           51                             2,547
     Wells Fargo & Co.                                        55                             3,386
     Zions Bancorp.                                           3                              217
                                                                                             22,641
Beverages - 2.2%
     Anheuser-Busch Cos. Inc.                                 25                             1,153
     Brown-Forman Corp. - Class B                             3                              166
     Coca-Cola Co.                                            73                             3,066
     Coca-Cola Enterprises Inc.                               11                             239
     Molson Coors Brewing Co. (l)                             2                              151
     Pepsi Bottling Group Inc.                                6                              172
     PepsiCo Inc.                                             54                             2,935
                                                                                             7,882
Biotechnology - 1.0%
     Amgen Inc.                                               41                             2,457
     Biogen Idec Inc. (b)                                     11                             373
     Chiron Corp.                                             5                              174
     Genzyme Corp.                                            8                              486
     Medimmune Inc. (b)                                       8                              203
     Millipore Corp.                                          2                              100
                                                                                             3,793
Building Materials - 0.3%
     American Standard Cos.                                   6                              252
     Masco Corp.                                              14                             460
     Vulcan Materials Co.                                     3                              223
                                                                                             935
Chemicals - 1.5%
     Air Products & Chemicals Inc.                            7                              444
     Ashland Inc.                                             2                              144
     Dow Chemical Co.                                         31                             1,375
     E.I. du Pont de Nemours & Co.                            32                             1,390
     Eastman Chemical Co. (l)                                 3                              145
     Ecolab Inc.                                              7                              238
     Engelhard Corp.                                          4                              102
     Great Lakes Chemical Corp.                               1                              43
     Hercules Inc. (b)                                        4                              50
     International Flavors & Fragrances Inc.                  3                              93
     PPG Industries Inc.                                      6                              353
     Praxair Inc.                                             11                             489
     Rohm And Haas Co.                                        6                              290
     Sherwin-Williams Co.                                     4                              181
     Sigma-Aldrich Corp. (l)                                  2                              133
                                                                                             5,470
Commercial Services - 0.9%
     Apollo Group Inc. - Class A (b)                          5                              406
     Cendant Corp.                                            34                             765
     Convergys Corp. (b)                                      5                              72
     Equifax Inc.                                             4                              160
     H&R Block Inc.                                           5                              319
     McKesson Corp.                                           10                             428
     Moody's Corp. (l)                                        9                              386
     Paychex Inc.                                             12                             375
     R.R. Donnelley & Sons Co.                                7                              248
     Robert Half Intl Inc.                                    5                              118
                                                                                             3,277
Computers - 3.8%
     Affiliated Computer Services - Class A (b)               4                              214
     Apple Computer Inc. (b)                                  26                             974
     Computer Sciences Corp.                                  6                              278
     Dell Inc. (b)                                            80                             3,151
     Electronic Data Systems Corp.                            17                             323
     EMC Corp. (b)                                            78                             1,069
     Gateway Inc.                                             10                             34
     Hewlett-Packard Co.                                      94                             2,207
     International Business Machines Corp.                    53                             3,927
     Lexmark International Inc. (b)                           4                              271
     NCR Corp. (b)                                            6                              217
     Network Appliance Inc. (b)                               12                             334
     Sun Microsystems Inc. (b)                                107                            401
     Sungard Data Systems Inc.                                9                              311
     Unisys Corp. (b)                                         9                              60
                                                                                             13,771
Cosmetics & Personal Care - 2.0%
     Alberto-Culver Co. - Class B                             3                              111
     Avon Products Inc.                                       15                             580
     Colgate-Palmolive Co.                                    17                             848
     Gillette Co.                                             32                             1,627
     Proctor & Gamble Co.                                     81                             4,247
                                                                                             7,413
Distribution & Wholesale - 0.1%
     Genuine Parts Co.                                        6                              236
     WW Grainger Inc.                                         3                              151
                                                                                             387
Diversified Financial Services - 7.9%
     American Express Co.                                     38                             2,027
     Bear Stearns Cos. Inc.                                   4                              382
     Capital One Financial Corp. (l)                          8                              645
     Charles Schwab Corp.                                     37                             419
     CIT Group Inc.                                           7                              299
     Citigroup Inc.                                           169                            7,832
     Countrywide Financial Corp.                              19                             726
     E*trade Group Inc. (b)                                   11                             157
     Fannie Mae                                               31                             1,834
     Federated Investors Inc. - Class B                       3                              82
     Franklin Resources Inc.                                  6                              496
     Freddie Mac                                              22                             1,457
     Goldman Sachs Group Inc.                                 14                             1,477
     Janus Capital Group Inc.                                 8                              121
     JPMorgan Chase & Co.                                     115                            4,068
     Lehman Brothers Holdings Inc.                            9                              890
     MBNA Corp.                                               41                             1,083
     Merrill Lynch & Co. Inc. (l)                             30                             1,659
     Morgan Stanley                                           36                             1,894
     Providian Financial Corp. (b)                            10                             173
     SLM Corp.                                                14                             708
     TRowe Price Group Inc.                                   4                              255
                                                                                             28,684
Electric - 3.2%
     AES Corp. (b)                                            21                             344
     Allegheny Energy Inc.                                    5                              121
     Ameren Corp. (l)                                         6                              348
     American Electric Power Co. Inc.                         12                             459
     Calpine Corp. (b) (l)                                    17                             57
     Centerpoint Energy Inc. (l)                              8                              111
     Cinergy Corp.                                            6                              284
     CMS Energy Corp. (b) (l)                                 6                              93
     Consolidated Edison Inc. (l)                             8                              369
     Constellation Energy Group Inc.                          6                              331
     Dominion Resources Inc.                                  11                             812
     DTE Energy Co. (l)                                       6                              268
     Duke Energy Corp. (l)                                    30                             903
     Edison International Inc.                                11                             430
     Entergy Corp.                                            7                              522
     Exelon Corp.                                             22                             1,104
     Firstenergy Corp.                                        11                             516
     FPL Group Inc.                                           13                             535
     NiSource Inc.                                            9                              222
     PG&E Corp.                                               12                             440
     Pinnacle West Capital Corp.                              3                              140
     PPL Corp.                                                6                              364
     Progress Energy Inc. (l)                                 8                              364
     Public Service Enterprise (l)                            7                              450
     Southern Co.                                             24                             836
     Teco Energy Inc.                                         7                              132
     TXU Corp.                                                8                              644
     Xcel Energy Inc. (l)                                     13                             258
                                                                                             11,457
Electrical Components & Equipment - 0.3%
     American Power Conversion Corp.                          5                              128
     Emerson Electric Co.                                     14                             848
     Molex Inc.                                               5                              132
                                                                                             1,108
Electronics - 0.5%
     Agilent Technologies Inc. (b)                            14                             323
     Applied Biosystems Group - Applera Corp.                 7                              133
     Fisher Scientific International Inc. (b) (l)             4                              253
     Jabil Circuit Inc. (b)                                   6                              171
     PerkinElmer Inc.                                         4                              69
     Sanmina-SCI Corp. (b)                                    20                             109
     Solectron Corp. (b)                                      33                             125
     Symbol Technologies Inc.                                 8                              82
     Tektronix Inc.                                           3                              66
     Thermo Electron Corp. (b)                                6                              149
     Waters Corp. (b)                                         4                              149
                                                                                             1,629
Engineering & Construction - 0.0%
     Fluor Corp. (l)                                          3                              163

Entertainment - 0.1%
     International Game Technology                            11                             315

Environmental Control - 0.2%
     Allied Waste Industries Inc. (b) (l)                     9                              75
     Waste Management Inc.                                    18                             522
                                                                                             597
Food - 1.6%
     Albertson's Inc. (l)                                     12                             251
     Campbell Soup Co.                                        11                             326
     ConAgra Foods Inc.                                       17                             386
     General Mills Inc.                                       12                             553
     H.J. Heinz Co.                                           11                             403
     Hershey Foods Corp.                                      7                              440
     Kellogg Co.                                              11                             506
     Kroger Co. (b)                                           24                             451
     McCormick & Co. Inc.                                     5                              148
     Safeway Inc. (b) (l)                                     14                             327
     Sara Lee Corp.                                           26                             507
     Supervalu Inc.                                           5                              149
     Sysco Corp.                                              21                             748
     WM Wrigley Jr Co.                                        6                              439
                                                                                             5,634
Forest Products & Paper - 0.5%
     Georgia-Pacific Corp.                                    9                              272
     International Paper Co.                                  16                             481
     Louisiana-Pacific Corp.                                  3                              78
     MeadWestvaco Corp.                                       6                              173
     Plum Creek Timber Co. Inc.                               6                              217
     Temple-Inland Inc.                                       4                              145
     Weyerhaeuser Co.                                         8                              498
                                                                                             1,864
Gas - 0.2%
     KeySpan Corp. (l)                                        6                              232
     Nicor Inc. (l)                                           2                              72
     Peoples Energy Corp. (l)                                 1                              58
     Sempra Energy                                            8                              318
                                                                                             680
Hand & Machine Tools - 0.1%
     Black & Decker Corp.                                     3                              243
     Snap-On Inc. (l)                                         2                              77
     Stanley Works                                            3                              117
                                                                                             437
Healthcare - 5.4%
     Aetna Inc.                                               10                             789
     Bausch & Lomb Inc.                                       2                              131
     Baxter International Inc.                                20                             747
     Becton Dickinson & Co.                                   8                              432
     Biomet Inc.                                              8                              282
     Boston Scientific Corp. (b)                              25                             666
     CR Bard Inc.                                             4                              233
     Guidant Corp.                                            10                             704
     HCA Inc.                                                 13                             758
     Health Management Associates Inc. (l)                    7                              195
     Humana Inc.                                              5                              214
     Johnson & Johnson                                        96                             6,266
     Laboratory Corp. of America Holdings (b)                 5                              226
     Manor Care Inc.                                          3                              130
     Medtronic Inc.                                           39                             2,030
     Quest Diagnostics Inc.                                   6                              328
     St. Jude Medical Inc. (b)                                12                             510
     Stryker Corp.                                            12                             576
     Tenet Healthcare Corp. (b) (l)                           16                             192
     UnitedHealth Group Inc.                                  42                             2,168
     WellPoint Inc. (b)                                       20                             1,380
     Zimmer Holdings Inc. (b)                                 8                              606
                                                                                             19,563
Home Builders - 0.2%
     Centex Corp.                                             4                              300
     KB Home (l)                                              3                              193
     Pulte Homes Inc.                                         4                              323
                                                                                             816
Home Furnishings - 0.1%
     Maytag Corp. (l)                                         2                              33
     Whirlpool Corp.                                          2                              159
                                                                                             192
Household Products - 0.6%
     Avery Dennison Corp.                                     3                              164
     Clorox Co.                                               5                              284
     Fortune Brands Inc.                                      5                              403
     Kimberly-Clark Corp.                                     16                             978
     Newell Rubbermaid Inc. (l)                               8                              200
                                                                                             2,029
Insurance - 4.6%
     ACE Ltd.                                                 9                              397
     Aflac Inc.                                               16                             704
     Allstate Corp.                                           22                             1,318
     AMBAC Financial Group Inc.                               4                              254
     American International Group Inc.                        84                             4,907
     AON Corp.                                                10                             262
     Chubb Corp.                                              6                              534
     Cigna Corp. (l)                                          4                              458
     Cincinnati Financial Corp.                               6                              221
     Hartford Financial Services Group Inc.                   10                             715
     Jefferson-Pilot Corp.                                    5                              230
     Lincoln National Corp.                                   6                              269
     Loews Corp.                                              5                              395
     Marsh & McLennan Cos. Inc.                               17                             474
     MBIA Inc. (l)                                            5                              279
     MetLife Inc.                                             24                             1,067
     MGIC Investment Corp.                                    3                              192
     Principal Financial Group                                10                             407
     Progressive Corp.                                        7                              643
     Prudential Financial Inc.                                17                             1,115
     Safeco Corp.                                             4                              227
     St. Paul Travelers Cos. Inc.                             22                             857
     Torchmark Corp.                                          3                              172
     UnumProvident Corp. (l)                                  9                              165
     XL Capital Ltd.  - Class A (l)                           5                              349
                                                                                             16,611
Internet - 0.9%
     Ebay Inc. (b)                                            39                             1,295
     Monster Worldwide Inc. (b)                               4                              116
     Symantec Corp.                                           23                             499
     Yahoo! Inc. (b)                                          42                             1,463
                                                                                             3,373
Iron & Steel - 0.1%
     Allegheny Technologies Inc.                              2                              55
     Nucor Corp.                                              5                              241
     United States Steel Corp. (l)                            4                              133
                                                                                             429
Leisure Time - 0.4%
     Brunswick Corp.                                          3                              141
     Carnival Corp.                                           17                             929
     Harley Davidson Inc. (l)                                 9                              469
     Sabre Holdings Corp. (l)                                 4                              75
                                                                                             1,614
Lodging - 0.4%
     Harrah's Entertainment Inc.                              5                              366
     Hilton Hotels Corp.                                      13                             302
     Marriott International Inc. - Class A                    6                              429
     Starwood Hotels & Resorts Worldwide Inc.                 7                              406
                                                                                             1,503
Machinery - 0.5%
     Caterpillar Inc.                                         11                             1,061
     Cummins Inc. (l)                                         2                              115
     Deere & Co.                                              8                              521
     Rockwell Automation Inc.                                 6                              280
                                                                                             1,977
Manufacturing - 5.6%
     3M Co.                                                   25                             1,811
     Cooper Industries Ltd. - Class A                         3                              198
     Danaher Corp. (l)                                        9                              468
     Dover Corp.                                              7                              245
     Eastman Kodak Co. (l)                                    9                              254
     Eaton Corp.                                              5                              305
     General Electric Corp.                                   344                            11,905
     Honeywell International Inc.                             28                             1,010
     Illinois Tool Works Inc.                                 9                              710
     Ingersoll-Rand Co. - Class A                             6                              398
     ITT Industries Inc.                                      3                              295
     Leggett & Platt Inc.                                     6                              170
     Pall Corp.                                               4                              132
     Parker Hannifin Corp.                                    4                              246
     Textron Inc.                                             4                              329
     Tyco International Ltd.                                  65                             1,904
                                                                                             20,380
Media - 3.4%
     Clear Channel Communications Inc.                        17                             527
     Comcast Corp. - Class A (b)                              72                             2,201
     Dow Jones & Co. Inc. (l)                                 2                              71
     Gannett Co.                                              8                              583
     Knight-Ridder Inc.                                       3                              156
     McGraw-Hill Cos. Inc.                                    12                             544
     Meredith Corp.                                           1                              72
     New York Times Co. - Class A (l)                         5                              153
     News Corp. Inc.                                          93                             1,513
     Time Warner Inc. (b)                                     149                            2,490
     Tribune Co.                                              9                              326
     Univision Communications Inc. - Class A (b) (l)          10                             265
     Viacom Inc. - Class B                                    52                             1,674
     Walt Disney Co.                                          66                             1,671
                                                                                             12,246
Mining - 0.5%
     Alcoa Inc.                                               28                             737
     Freeport-McMoRan Copper & Gold Inc. (l)                  6                              223
     Newmont Mining Corp. (l)                                 14                             560
     Phelps Dodge Corp.                                       3                              292
                                                                                             1,812
Office & Business Equipment - 0.2%
     Pitney Bowes Inc.                                        7                              311
     Xerox Corp. (b)                                          31                             428
                                                                                             739
Oil & Gas Producers - 7.4%
     Amerada Hess Corp.                                       3                              280
     Anadarko Petroleum Corp.                                 8                              628
     Apache Corp.                                             11                             686
     Burlington Resources Inc.                                13                             696
     Chevron Corp.                                            68                             3,816
     ConocoPhillips                                           45                             2,596
     Devon Energy Corp.                                       16                             789
     EOG Resources Inc.                                       8                              440
     Exxon Mobil Corp.                                        207                            11,895
     Kerr-McGee Corp.                                         4                              286
     Marathon Oil Corp.                                       11                             601
     Nabors Industries Ltd. (b)                               5                              299
     Noble Corp.                                              4                              273
     Occidental Petroleum Corp.                               13                             990
     Rowan Cos. Inc.                                          3                              91
     Sunoco Inc.                                              2                              264
     Transocean Inc. (b)                                      10                             564
     Unocal Corp.                                             9                              572
     Valero Energy Corp.                                      8                              661
     XTO Energy Inc.                                          11                             383
                                                                                             26,810
Oil & Gas Services - 0.9%
     Baker Hughes Inc.                                        11                             562
     BJ Services Co.                                          5                              282
     Halliburton Co.                                          16                             781
     National Oilwell Varco Inc. (b)                          6                              262
     Schlumberger Ltd.                                        19                             1,449
                                                                                             3,336
Packaging & Containers - 0.1%
     Ball Corp.                                               4                              136
     Bemis Co.                                                4                              95
     Pactiv Corp. (b)                                         5                              105
     Sealed Air Corp.                                         3                              141
                                                                                             477
Pharmaceuticals - 6.1%
     Abbott Laboratories                                      51                             2,477
     Allergan Inc.                                            4                              363
     AmerisourceBergen Corp.                                  4                              243
     Bristol-Myers Squibb Co.                                 63                             1,583
     Cardinal Bergen Health Inc.                              14                             811
     Caremark Rx Inc. (b)                                     15                             658
     Eli Lilly & Co.                                          37                             2,045
     Express Scripts Inc. (b)                                 5                              252
     Forest Laboratories Inc. (b)                             11                             444
     Gilead Sciences Inc.                                     14                             617
     Hospira Inc. (b)                                         5                              202
     King Pharmaceuticals Inc. (b)                            9                              90
     Medco Health Solutions Inc. (b)                          9                              477
     Merck & Co. Inc.                                         72                             2,204
     Mylan Laboratories Inc.                                  9                              173
     Pfizer Inc.                                              242                            6,669
     Schering-Plough Corp.                                    48                             912
     Watson Pharmaceuticals Inc. (b) (l)                      3                              94
     Wyeth                                                    43                             1,928
                                                                                             22,242
Pipelines - 0.3%
     Dynegy Inc. - Class A (b)                                12                             57
     El Paso Corp. (l)                                        21                             244
     Kinder Morgan Inc.                                       3                              280
     Williams Cos. Inc.                                       18                             351
                                                                                             932
Real Estate - 0.5%
     Apartment Investment & Management Co.                    3                              135
     Archstone-Smith Trust                                    7                              255
     Equity Office Properties Trust                           13                             432
     Equity Residential Properties Trust                      9                              338
     Prologis                                                 6                              246
     Simon Property Group Inc.                                7                              519
                                                                                             1,925
Retail - 6.6%
     Autonation Inc. (b)                                      7                              140
     Autozone Inc. (b)                                        2                              205
     Bed Bath & Beyond Inc. (b)                               10                             409
     Best Buy Co. Inc.                                        10                             662
     Big Lots Inc. (b) (l)                                    5                              61
     Circuit City Stores Inc.                                 6                              95
     Costco Wholesale Corp.                                   15                             688
     CVS Corp.                                                26                             753
     Darden Restaurants Inc.                                  5                              162
     Dillard's Inc. - Class A                                 3                              59
     Dollar General Corp.                                     9                              187
     Family Dollar Stores Inc.                                6                              149
     Federated Department Stores Inc.                         5                              402
     Gap Inc.                                                 26                             507
     Home Depot Inc.                                          71                             2,769
     J.C. Penney Co. Inc.                                     9                              462
     Kohl's Corp. (b)                                         11                             593
     Limited Brands Inc.                                      13                             270
     Lowe's Cos. Inc.                                         25                             1,459
     May Department Stores Co.                                9                              379
     McDonald's Corp.                                         41                             1,145
     Nordstrom Inc.                                           4                              282
     Office Depot Inc.                                        10                             237
     OfficeMax Inc.                                           3                              97
     Radioshack Corp.                                         5                              127
     Sears Holdings Corp. (b) (l)                             3                              461
     Staples Inc.                                             24                             512
     Starbucks Corp. (b)                                      13                             671
     Target Corp.                                             29                             1,581
     Tiffany & Co. (l)                                        4                              144
     TJX Cos. Inc.                                            16                             380
     Toys "R" Us Inc. (b)                                     7                              173
     Walgreen Co.                                             33                             1,521
     Wal-Mart Stores Inc.                                     110                            5,294
     Wendy's International Inc.                               4                              180
     Yum! Brands Inc.                                         9                              491
                                                                                             23,707
Savings & Loans - 0.6%
     Golden West Financial Corp.                              9                              590
     Sovereign Bancorp. Inc.                                  12                             276
     Washington Mutual Inc. (l)                               28                             1,151
                                                                                             2,017
Semiconductors - 3.2%
     Advanced Micro Devices Inc. (b) (l)                      13                             227
     Altera Corp. (b)                                         12                             243
     Analog Devices Inc.                                      12                             450
     Applied Materials Inc.                                   54                             875
     Applied Micro Circuits Corp. (b)                         13                             34
     Broadcom Corp. - Class A (b)                             9                              334
     Freescale Semiconductor Inc. (b)                         13                             282
     Intel Corp.                                              202                            5,261
     KLA-Tencor Corp. (b)                                     7                              284
     Linear Technology Corp.                                  10                             364
     LSI Logic Corp. (b)                                      12                             101
     Maxim Integrated Products Inc.                           11                             403
     Micron Technology Inc. (b) (l)                           20                             208
     National Semiconductor Corp.                             12                             254
     Novellus Systems Inc. (b)                                5                              117
     Nvidia Corp. (b)                                         6                              153
     PMC - Sierra Inc. (b)                                    5                              49
     Qlogic Corp. (b)                                         3                              96
     Teradyne Inc. (b)                                        5                              65
     Texas Instruments Inc.                                   56                             1,565
     Xilinx Inc.                                              11                             293
                                                                                             11,658
Software - 4.3%
     Adobe Systems Inc.                                       16                             452
     Autodesk Inc.                                            8                              262
     Automatic Data Processing Inc.                           19                             792
     BMC Software Inc. (b)                                    7                              133
     Citrix Systems Inc. (b)                                  6                              127
     Computer Associates International Inc. (b) (l)           17                             475
     Compuware Corp. (b)                                      11                             78
     Electronic Arts Inc.                                     10                             563
     First Data Corp.                                         26                             1,042
     Fiserv Inc. (b)                                          6                              275
     IMS Health Inc.                                          7                              175
     Intuit Inc. (b) (l)                                      6                              278
     Mercury Interactive Corp. (b) (l)                        2                              94
     Microsoft Corp.                                          328                            8,148
     Novell Inc.(b) (l)                                       11                             66
     Oracle Corp. (b)                                         146                            1,923
     Parametric Technology Corp.                              10                             63
     Siebel Systems Inc. (b)                                  17                             156
     Veritas Software Corp. (b)                               13                             315
                                                                                             15,417
Telecommunications - 2.8%
     Alltel Corp. (l)                                         11                             659
     AT&T Corp.                                               26                             493
     BellSouth Corp.                                          59                             1,578
     CenturyTel Inc. (l)                                      5                              160
     Citizens Communications Co. (l)                          12                             155
     Qwest Communications International Inc. (b) (l)          51                             189
     SBC Communications Inc.                                  107                            2,544
     Sprint Corp. (l)                                         48                             1,202
     Verizon Communications                                   90                             3,102
                                                                                             10,082
Telecommunications Equipment - 1.7%
     ADC Telecommunications Inc. (b)                          3                              75
     Andrew Corp. (b) (l)                                     5                              64
     Avaya Inc. (b)                                           16                             135
     Ciena Corp. (b)                                          16                             34
     Cisco Systems Inc. (b)                                   210                            4,004
     Comverse Technology Inc. (b)                             7                              157
     Corning Inc. (b)                                         46                             760
     JDS Uniphase Corp. (b) (l)                               48                             73
     Lucent Technologies Inc.                                 144                            418
     Scientific-Atlanta Inc.                                  5                              170
     Tellabs Inc. (b)                                         16                             135
                                                                                             6,025
Textiles - 0.1%
     Cintas Corp.                                             5                              197

Tobacco - 1.4%
     Altria Group Inc.                                        67                             4,334
     Reynolds American Inc. (l)                               4                              310
     UST Inc. (l)                                             5                              249
                                                                                             4,893
Toys & Hobbies - 0.1%
     Hasbro Inc.                                              5                              100
     Mattel Inc.                                              14                             253
                                                                                             353
Transportation - 1.4%
     Burlington Northern Santa Fe Corp.                       12                             576
     CSX Corp.                                                7                              303
     FedEx Corp.                                              10                             789
     Norfolk Southern Corp.                                   13                             402
     Ryder System Inc.                                        2                              66
     Union Pacific Corp.                                      8                              550
     United Parcel Service  - Class B                         36                             2,511
                                                                                             5,197
Wireless Telecommunications - 1.2%
     Motorola Inc.                                            80                             1,452
     Nextel Communications Inc. (b)                           35                             1,129
     Qualcomm Inc.                                            53                             1,760
                                                                                             4,341

     Total Common Stocks (cost $326,038)                                                     353,957

Short Term Investments - 8.3%
Money Market Funds - 1.7%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (n)         6,063                          6,063

Securities Lending Collateral - 6.3%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   22,888                         22,888

U.S. Treasury Bills - 0.3%
     US Treasury Bill, 2.947%, 09/08/05 (m)                   $1,000                         994

     Total Short Term Investments (cost $29,945)                                             29,945

Total Investments - 106.1% (cost $355,983)                                                   383,902
Other Assets and Liabilities, Net -  (6.1%)                                                  (21,963)
Total Net Assets - 100%                                                                      $361,939

JNL/Mellon Capital Management Small Cap Index Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                20.7%
     Consumer, Non-cyclical                                   18.6%
     Consumer, Cyclical                                       13.4%
     Industrial                                               12.8%
     Technology                                               9.7%
     Communications                                           9.0%
     Energy                                                   5.0%
     Money Market Investment                                  4.3%
     Basic Materials                                          3.5%
     Utilities                                                2.6%
     Government                                               0.2%
     Diversified                                              0.2%
                                                              100.0%

Common Stocks - 95.5%
Advertising - 0.3%
     Advo Inc.                                                5                              $169
     APAC Customer Services Inc. (b)                          2                              1
     Catalina Marketing Corp.                                 9                              221
     Greenfield Online Inc. (b)                               1                              12
     Marchex Inc. - Class B (b)                               3                              41
     R.H. Donnelly Inc. (b)                                   -                              20
     Sitel Corp. (b)                                          9                              18
     Valuevision Media Inc. (b)                               3                              33
     Ventiv Health Inc. (b)                                   3                              66
                                                                                             581
Aerospace & Defense - 1.0%
     AAR Corp. (b)                                            5                              84
     Argon St. Inc. (b)                                       1                              41
     Armor Holdings Inc. (b)                                  6                              223
     BE Aerospace Inc. (b)                                    10                             154
     Curtiss-Wright Corp.                                     4                              189
     DRS Technologies Inc. (b)                                5                              231
     Ducommun Inc. (b)                                        1                              18
     EDO Corp.                                                3                              83
     Engineered Support Systems Inc.                          7                              242
     Esterline Technologies Inc. (b)                          4                              172
     GenCorp. Inc.                                            9                              172
     Heico Corp. (l)                                          3                              75
     Heico Corp. - Class A                                    -                              2
     Herley Industries Inc. (b)                               2                              34
     Innovative Solutions & Support Inc. (b)                  1                              50
     Kaman Corp. - Class A                                    4                              70
     Moog Inc. - Class A (b)                                  7                              208
     MTC Technologies Inc. (b)                                1                              55
     Orbital Sciences Corp. (b) (l)                           10                             97
     Sequa Corp. - Class A (b)                                1                              66
     Teledyne Technologies Inc. (b)                           5                              176
     Titan Corp. (b)                                          1                              21
     Triumph Group Inc. (b)                                   3                              90
     United Industrial Corp.                                  2                              57
                                                                                             2,610
Agriculture - 0.2%
     Alico Inc. (b)                                           1                              28
     Andersons Inc/the (b)                                    1                              30
     Delta & Pine Land Co.                                    6                              158
     FTD Group Inc. (b)                                       2                              20
     Maui Land & Pineapple Co. Inc. (b)                       1                              22
     Tejon Ranch Co. (b)                                      1                              72
                                                                                             330
Airlines - 0.5%
     Airtran Holdings Inc. (b) (l)                            14                             131
     Alaska Air Group Inc. (b)                                5                              136
     America West Holdings Corp. - Class B (b) (l)            5                              33
     Continental Airlines Inc. - Class B (b) (l)              11                             153
     Delta Air Lines Inc. (b) (l)                             22                             82
     Expressjet Holdings Inc. (b)                             6                              55
     Frontier Airlines Inc. (b)                               7                              67
     MAIR Holdings Inc. (b) (l)                               1                              9
     Mesa Air Group Inc. (b) (l)                              6                              38
     Northwest Airlines Corp. (b) (l)                         15                             66
     Pinnacle Airlines Corp. (b)                              4                              31
     Rebublic Airways Holdings Inc. (b)                       1                              13
     Skywest Inc.                                             10                             178
     World Air Holdings Inc. (b)                              3                              36
                                                                                             1,028
Alternative Energy - 0.4%
     Danielson Holdings Corp. (b)                             15                             187
     Evergreen Solar Inc. (b)                                 5                              34
     FuelCell Energy Inc. (b) (l)                             7                              71
     Headwaters Inc. (b) (l)                                  7                              237
     KFX Inc. (b) (l)                                         9                              124
     Pacific Ethanol Inc. (b) (l)                             1                              8
     Plug Power Inc. (b) (l)                                  8                              55
     Syntroleum Corp. (b)                                     6                              65
                                                                                             781
Apparel - 0.9%
     Carter's Inc. (b)                                        3                              172
     Cherokee Inc.                                            1                              39
     Deckers Outdoor Corp. (b) (l)                            1                              37
     DHB Industries Inc. (b) (l)                              4                              30
     Guess Inc. (b)                                           2                              39
     Gymboree Corp. (b)                                       5                              67
     Hampshire Group Ltd. (b)                                 -                              8
     Hartmarx Corp. (b)                                       4                              37
     Kellwood Co.                                             5                              124
     K-Swiss Inc. - Class A                                   4                              142
     Oshkosh B'gosh Inc. Class A                              1                              27
     Oxford Industries Inc.                                   2                              95
     Perry Ellis International Inc. (b)                       1                              17
     Phillips-Van Heusen                                      5                              149
     Quicksilver Inc. (b)                                     1                              21
     Russell Corp.                                            5                              103
     Skechers USA Inc. - Class A (b)                          4                              52
     Steven Madden Ltd. (b)                                   2                              39
     Stride Rite Corp.                                        6                              87
     Warnaco Group Inc. (b)                                   8                              185
     Weyco Group Inc.                                         1                              19
     Wolverine World Wide Inc.                                10                             239
                                                                                             1,728
Auto Manufacturers - 0.1%
     ASV Inc. (b)                                             2                              61
     Wabash National Corp.                                    5                              123
                                                                                             184
Auto Parts & Equipment - 0.8%
     Accuride Corp. (b)                                       1                              10
     Aftermarket Technology Corp. (b)                         3                              51
     American Axle & Manufacturing Holdings Inc. (l)          7                              174
     ArvinMeritor Inc.                                        12                             206
     Bandag Inc.                                              2                              85
     Commercial Vehicle Group Inc. (b)                        2                              27
     Cooper Tire & Rubber Co. (l)                             11                             205
     Exide Technologies (b)                                   3                              16
     Goodyear Tire & Rubber Co. (b) (l)                       1                              20
     Hayes Lemmerz International Inc. (b)                     6                              41
     Keystone Automotive Industries Inc. (b)                  3                              68
     Modine Manufacturing Co.                                 6                              183
     Noble International Ltd.                                 1                              21
     Quantum Fuel Systems Technologies Worldwide Inc. (b) (l) 6                              29
     R&B Inc. (b)                                             1                              10
     Raytech Corp. (b)                                        2                              3
     Sports Resorts Intl Inc. (b) (l)                         1                              1
     Standard Motor Prods                                     2                              23
     Strattec Security Corp. (b)                              1                              36
     Superior Industries International Inc.                   4                              94
     Tenneco Automotive Inc. (b)                              7                              122
     Titan International Inc. (b) (l)                         2                              28
     Visteon Corp.                                            22                             131
                                                                                             1,584
Banks - 7.9%
     1st Source Corp.                                         2                              39
     ABC Bancorp.                                             2                              33
     Alabama National Bancorp.                                2                              152
     Amcore Financial Inc.                                    4                              131
     Amegy Bancorp. Inc. (b)                                  11                             256
     AmericanWest Bancorp. (b)                                2                              38
     Ames National Corp. (b) (l)                              -                              22
     Arrow Financial Corp.                                    1                              39
     Associated Bancorp.                                      1                              20
     Banc Corp. (b)                                           1                              10
     Bancfirst Corp.                                          1                              50
     Bancorp. Inc. (b)                                        1                              25
     Bancorpsouth Inc. (l)                                    13                             314
     BancTrust Financial Group Inc.                           1                              26
     Bank Mutual Corp.                                        12                             132
     Bank of Granite Corp.                                    2                              37
     Bank of the Ozarks Inc.                                  2                              55
     Banner Corp.                                             2                              49
     Boston Private Financial Holdings                        5                              120
     Bryn Mawr Bank Corp. (l)                                 1                              22
     Camden National Corp.                                    1                              44
     Capital City Bank Group Inc.                             2                              70
     Capital Corp. of The West (b)                            2                              43
     Capital Crossing Bank (b)                                1                              24
     Capitol Bancorp. Ltd.                                    2                              70
     Cardinal Financial Corp. (b)                             3                              27
     Cascade Bancorp.                                         3                              57
     Cathay General Bancorp.                                  7                              245
     Cavalry Bancorp. Inc. (l)                                -                              7
     Center Financial Corp.                                   2                              44
     Central Coast Bancorp. (b)                               2                              32
     Central Pacific Financial Corp.                          5                              185
     Chemical Financial Corp.                                 4                              145
     Chittenden Corp.                                         8                              210
     Citizens & Northern Corp. (b) (l)                        1                              37
     Citizens Banking Corp.                                   7                              218
     City Bank Lynnwood Washington                            1                              41
     City Holdings Co.                                        3                              104
     Coastal Financial Corp.                                  2                              32
     CoBiz Inc.                                               2                              35
     Colony Bankcorp. Inc. (b) (l)                            1                              27
     Columbia Bancorp.                                        1                              42
     Columbia Banking System Inc.                             3                              65
     Commercial Bankshares Inc. (b)                           -                              8
     Community Bancorp. (b)                                   -                              9
     Community Bank System Inc.                               5                              115
     Community Banks Inc. (l)                                 2                              47
     Community Trust Bancorp. Inc.                            2                              81
     Corus Bankshares Inc.                                    3                              171
     CVB Financial Corp.                                      8                              156
     East West Bancorp. Inc.                                  1                              21
     Enterprise Financial Services Corp. (b)                  1                              29
     EuroBancshares Inc. (b)                                  1                              19
     Exchange National Bancshares Inc.                        1                              14
     Farmers Capital Bank Corp.                               1                              31
     Financial Institutions Inc.                              1                              24
     First Bancorp.                                           2                              39
     First Bancorp/Puerto Rico                                6                              237
     First Busey Corp.                                        2                              40
     First Charter Corp.                                      5                              115
     First Citizens Banc Corp. (l)                            -                              9
     First Citizens Banc Corp. - Class A                      1                              152
     First Commonwealth Financial Corp.                       12                             160
     First Community Bancorp.                                 2                              111
     First Community Bancshares                               2                              51
     First Financial Bancorp.                                 6                              115
     First Financial Bankshares Inc.                          3                              104
     First Financial Corp.                                    2                              64
     First Indiana Corp.                                      2                              55
     First Merchants Corp.                                    3                              76
     First Midwest Bancorp. Inc.                              8                              274
     First Oakbrook Bancshares Inc.                           1                              30
     First Regional Bancorp. (b)                              -                              25
     First Republic Bank                                      3                              116
     First South Bancorp. Inc. (b) (l)                        -                              10
     First State Bancorp.                                     3                              50
     FNB Corp. (l)                                            11                             224
     Foothill Independent Bancorp.                            1                              13
     Fremont General Corp.                                    11                             258
     Frontier Financial Corp.                                 4                              108
     GB&T Bancshares Inc.                                     2                              45
     German American Bancorp. (l)                             2                              22
     Glacier Bancorp. Inc.                                    5                              140
     Gold Banc Corp. Inc.                                     7                              103
     Great Southern Bancorp. Inc.                             2                              57
     Greater Bay Bancorp.                                     9                              226
     Greater Community Bancorp.                               -                              -
     Greene County Bancshares Inc. (l)                        1                              19
     Hancock Holding Co.                                      5                              160
     Hanmi Financial Corp.                                    6                              104
     Harleysville National Corp.                              4                              99
     Heartland Financial USA Inc.                             1                              29
     Hudson United Bancorp.                                   7                              263
     Iberiabank Corp.                                         1                              69
     Independent Bank Corp.                                   3                              86
     Independent Bank Corp.                                   2                              70
     Integra Bank Corp.                                       3                              59
     Interchange Financial Services Co.                       3                              51
     International Bancshares Corp.                           -                              2
     Irwin Financial Corp.                                    3                              62
     Lakeland Bancorp. Inc.                                   3                              41
     Lakeland Financial Corp.                                 1                              36
     Macatawa Bank Corp.                                      2                              63
     Main Street Banks Inc.                                   3                              70
     MainSource Financial Group Inc.                          1                              26
     MB Financial Inc.                                        3                              134
     MBT Financial Corp.                                      2                              48
     Mercantile Bank Corp.                                    1                              53
     Mid-State Bancshares                                     4                              111
     Midwest Banc Holdings Inc. (l)                           2                              38
     Nara Bancorp. Inc.                                       3                              45
     National Bankshares Inc.                                 -                              20
     National Penn Bancshares Inc.                            6                              149
     NBC Capital Corp.                                        1                              26
     NBT Bancorp. Inc.                                        6                              136
     Northern Empire Bancshares (b) (l)                       1                              32
     Oak Hill Financial Inc.                                  1                              17
     Old National Bancorp. (l)                                12                             257
     Old Second Bancorp. Inc.                                 2                              68
     Omega Financial Corp.                                    2                              56
     Oriental Financial Group                                 3                              46
     Pacific Capital Bancorp.                                 8                              283
     Park National Corp.                                      2                              266
     Peapack Gladstone Financial Corp. (l)                    1                              33
     Pennrock Financial Services Corp.                        1                              48
     Penns Woods Bancorp. Inc.                                -                              16
     Pennsylvania Commerce Bancorp. Inc. (b)                  -                              10
     Peoples Bancorp. Inc.                                    2                              41
     Pinnacle Financial Partners Inc. (b)                     1                              28
     Placer Sierra Bancshares                                 1                              28
     Preferred Bank (b)                                       -                              8
     Premierwest Bancorp. (b) (l)                             1                              10
     Privatebancorp Inc.                                      3                              103
     Prosperity Bancshares Inc.                               3                              100
     Provident Bankshares Corp                                5                              172
     R & G Financial Corp. - Class B                          5                              83
     Renasant Corp. (b)                                       2                              54
     Republic Bancorp.                                        12                             177
     Republic Bancorp. Inc. - Class A                         1                              31
     Royal Bancshares - Class A                               1                              14
     S&T Bancorp. Inc.                                        4                              152
     S.Y. Bancorp. Inc.                                       2                              43
     Sandy Spring Bancorp. Inc.                               3                              89
     Santander Bancorp.                                       1                              21
     SCBT Financial Corp.                                     1                              38
     Seacoast Banking Corp.                                   2                              42
     Security Bank Corp.                                      2                              37
     Shore Bancshares Inc.                                    1                              21
     Sierra Bancorp. (b)                                      1                              18
     Signature Bank (b)                                       2                              41
     Simmons First National Corp. - Class A                   3                              68
     Smithtown Bancorp. Inc. (l)                              1                              19
     Southern Community Financial Corp. (l)                   2                              21
     Southside Bancshares Inc.                                2                              32
     Southwest Bancorp. Inc.                                  2                              38
     State Bancorp. Inc.                                      1                              27
     State Financial Services Corp.                           1                              36
     Sterling Bancorp. - NYS                                  3                              55
     Sterling Bancshares Inc.                                 8                              118
     Sterling Financial Corp.                                 5                              109
     Suffolk Bancorp.                                         2                              58
     Summit Bancshares Inc. (b)                               1                              9
     Summit Financial Group Inc. (b) (l)                      -                              10
     Sun Bancorp. Inc. (b)                                    2                              36
     Susquehanna Bancshares Inc.                              8                              190
     SVB Financial Group (b)                                  6                              291
     Taylor Capital Group Inc.                                1                              20
     Texas Capital Bancshares Inc. (b)                        4                              75
     Texas Regional Bancshares Inc.                           7                              217
     Tompkins Trustco Inc.                                    1                              58
     Trico Bancshares                                         2                              38
     Trustco Bank Corp.                                       12                             163
     Trustmark Corp.                                          8                              231
     UCBH Holdings Inc.                                       15                             242
     UMB Financial Corp.                                      3                              148
     Umpqua Holdings Corp.                                    7                              172
     Union Bankshares Corp.                                   2                              58
     United Bankshares Inc.                                   6                              224
     United Community Banks Inc.                              5                              129
     United Security Bancshares (b) (l)                       1                              29
     Univest Corp of Pennsylvania                             2                              54
     Unizan Financial Corp.                                   4                              96
     USB Holding Co. Inc.                                     2                              42
     Vineyard National Bancorp. (b) (l)                       1                              33
     Virginia Commerce Bancorp. (b)                           1                              32
     Virginia Financial Group Inc.                            1                              37
     W Holding Co. Inc.                                       18                             179
     Washington Trust Bancorp. Inc.                           2                              62
     WesBanco Inc.                                            4                              110
     West Bancorp. Inc.                                       2                              46
     West Coast Bancorp.                                      2                              59
     Westamerica Bancorp.                                     6                              290
     Western Sierra Bancorp. (b)                              1                              39
     Wilshire Bancorp. Inc.                                   3                              37
     Wintrust Financial Corp.                                 4                              208
     Yardville National Bancorp.                              2                              55
                                                                                             15,980
Beverages - 0.2%
     Boston Beer Co. Inc. - Class A (b)                       1                              29
     Coca-Cola Bottling Co.                                   1                              34
     Cogent Inc. (b)                                          3                              99
     Farmer Brothers Co.                                      1                              25
     Hansen Natural Corp. (b) (l)                             1                              104
     National Beverage Corp. (b)                              1                              6
     Peets Coffee & Tea Inc. (b)                              2                              75
                                                                                             372
Biotechnology - 2.1%
     Aastrom Biosciences Inc. (b) (l)                         14                             43
     Aksys Ltd. (b) (l)                                       1                              2
     Alexion Pharmaceuticals Inc. (b)                         5                              110
     Applera Corp. - Celera Genomics Group (b)                12                             135
     Arena Pharmaceuticals Inc. (b)                           5                              31
     Ariad Pharmaceuticals Inc. (b)                           10                             64
     Arqule Inc. (b)                                          4                              29
     Avant Immunotherapeutics Inc. (b)                        12                             14
     Barrier Therapeutics Inc. (b)                            1                              8
     BioCryst Pharmaceuticals Inc. (b) (l)                    2                              12
     Bio-Rad Laboratories Inc. Class  A (b)                   3                              172
     Cambrex Corp.                                            4                              84
     Cancervax Corp. (b) (l)                                  2                              7
     Cell Genesys Inc.(b) (l)                                 8                              44
     Corgentech Inc. (b)                                      1                              3
     CuraGen Corp. (b) (l)                                    7                              34
     Curis Inc. (b)                                           7                              27
     Cytogen Corp. (b) (l)                                    3                              14
     deCODE genetics Inc. (b)                                 9                              81
     Digene Corp. (b)                                         3                              69
     Diversa Corp. (b)                                        4                              18
     Encysive Pharmaceuticals Inc. (b)                        10                             108
     Enzo Biochem Inc. (b)                                    4                              73
     Enzon Pharmaceuticals Inc. (b)                           7                              45
     Exelixis Inc. (b)                                        12                             88
     Genaera Corp. (b) (l)                                    9                              15
     Gene Logic Inc. (b)                                      4                              12
     Genitope Corp. (b) (l)                                   3                              40
     Geron Corp. (b) (l)                                      10                             76
     GTX Inc. (b) (l)                                         1                              9
     Harvard Bioscience Inc. (b)                              1                              2
     Human Genome Sciences Inc. (b) (l)                       22                             251
     ICOS Corp. (b) (l)                                       10                             219
     Illumina Inc. (b)                                        5                              64
     Immunogen Inc. (b)                                       6                              32
     Immunomedics Inc. (b) (l)                                7                              11
     Incyte Corp. (b)                                         12                             87
     Integra Lifesciences Holdings Corp. (b)                  3                              102
     Intermune Inc. (b)                                       5                              69
     Keryx Biopharmaceuticals Inc. (b)                        4                              51
     Kosan Biosciences Inc. (b)                               3                              16
     Lexicon Genetics Inc. (b)                                12                             57
     Lifecell Corp. (b)                                       5                              81
     Marshall Edwards Inc. (b) (l)                            1                              6
     Martek Biosciences Corp. (b)                             5                              192
     Maxygen Inc. (b)                                         3                              23
     Meridian Bioscience Inc. (b)                             1                              28
     Momenta Pharmaceuticals Inc. (b) (l)                     1                              20
     Myogen Inc. (b) (l)                                      3                              20
     Myriad Genetics Inc. (b)                                 5                              78
     Nanogen Inc. (b) (l)                                     7                              28
     Nektar Therapeutics (b)                                  14                             238
     Neose Technologies Inc. (b)                              5                              16
     Northfield Laboratories Inc. (b)                         4                              59
     Orchid Cellmark Inc. (b)                                 3                              34
     Oscient Pharmaceuticals Corp. (b) (l)                    9                              24
     Peregrine Pharmaceuticals Inc. (b)                       22                             21
     Regeneration Technologies (b)                            4                              22
     Regeneron Pharmaceuticals (b)                            6                              51
     Savient Pharmaceuticals Inc. (b)                         7                              32
     Seattle Genetics Inc. (b)                                5                              25
     Serologicals Corp. (b) (l)                               6                              125
     Stemcells Inc. (b) (l)                                   8                              34
     Supergen Inc. (b)                                        9                              46
     Telik Inc. (b) (l)                                       9                              140
     Tercica Inc. (b)                                         1                              7
     Third Wave Technologies (b)                              5                              19
     Transkaryotic Therapies Inc. (b)                         5                              186
     Vertex Pharmaceuticals Inc. (b)                          15                             260
     Virologic Inc. (b) (l)                                   18                             45
                                                                                             4,288
Building Materials - 1.0%
     Aaon Inc. (b)                                            1                              23
     Apogee Enterprises Inc.                                  5                              72
     Comfort Systems USA Inc.                                 7                              44
     Drew Industries Inc. (b) (l)                             1                              53
     Eagle Materials Inc.                                     3                              299
     Elkcorp                                                  3                              92
     Genlyte Group Inc. (b)                                   4                              200
     Huttig Building Products Inc. (b)                        2                              18
     Interline Brands Inc. (b)                                2                              40
     Lennox International Inc.                                8                              175
     LSI Industries Inc.                                      4                              51
     Mestek Inc. (b)                                          -                              13
     NCI Building Systems Inc. (b)                            3                              113
     Simpson Manufacturing Co. Inc.                           6                              187
     Texas Industries Inc.                                    4                              222
     Trex Co. Inc. (b) (l)                                    2                              44
     U S Concrete Inc. (b)                                    3                              21
     Universal Forest Products Inc.                           3                              107
     USG Corp. (b) (l)                                        -                              18
     York International Corp.                                 7                              264
                                                                                             2,056
Chemicals - 1.7%
     Aceto Corp                                               4                              27
     Airgas Inc.                                              1                              20
     Albemarle Corp.                                          1                              21
     American Vanguard Corp. (l)                              2                              38
     Arch Chemicals Inc.                                      4                              98
     Balchem Corp. (b)                                        1                              28
     Cabot Microelectronics Corp. (b) (l)                     4                              125
     Crompton Corp.                                           1                              19
     Cytec Industries Inc.                                    -                              19
     Ferro Corp.                                              7                              139
     FMC Corp. (b)                                            -                              21
     Georgia Gulf Corp.                                       6                              171
     Great Lakes Chemical Corp.                               9                              276
     HB Fuller Co.                                            5                              163
     Hercules Inc. (b)                                        19                             268
     Kronos Worldwide Inc.                                    -                              15
     MacDermid Inc.                                           5                              145
     Minerals Technologies Inc.                               4                              216
     Mosaic Co. (b) (l)                                       1                              21
     NewMarket Corp. (b)                                      2                              32
     Nl Industries (b)                                        1                              17
     Octel Corp.                                              2                              35
     Olin Corp.                                               12                             218
     OM Group Inc. (b)                                        5                              117
     Omnova Solutions Inc. (b)                                6                              28
     Pioneer Cos. Inc. (b)                                    1                              32
     PolyOne Corp. (b)                                        15                             102
     Quaker Chemical Corp.                                    1                              20
     Schulman Inc.                                            5                              94
     Sensient Technologies Corp. (l)                          8                              168
     Solutia Inc.                                             9                              5
     Spartech Corp.                                           4                              78
     Stepan Co.                                               1                              19
     Symyx Technologies Inc. (b)                              5                              152
     Terra Industries Inc. (b)                                14                             98
     UAP Holding Corp (b)                                     5                              83
     Valhi Inc.                                               1                              14
     Wellman Inc.                                             5                              56
     Westlake Chemical Corp.                                  2                              47
     WR Grace & Co. (b)                                       12                             90
     Zoltek Cos. Inc. (b) (l)                                 2                              19
                                                                                             3,354
Commercial Services - 4.6%
     Aaron Rents Inc.                                         7                              163
     ABM Industries Inc.                                      7                              129
     Ace Cash Express Inc. (b)                                1                              36
     Administaff Inc.                                         4                              91
     Advance America Cash Advance Centers Inc.                12                             184
     Advisory Board Co. (b)                                   3                              156
     Albany Molecular Research Inc. (b)                       4                              50
     Alderwoods Group Inc. (b)                                7                              98
     American Healthcare Services Inc. (b)                    2                              26
     Arbitron Inc.                                            5                              221
     Banta Corp.                                              4                              196
     BearingPoint Inc. (b)                                    30                             219
     Bowne & Co.inc.                                          6                              86
     Bright Horizons Family Solutions Inc. (b)                5                              184
     CDI Corp.                                                2                              46
     Central Parking Corp.                                    3                              46
     Century Business Services (b)                            10                             41
     Chemed Corp.                                             4                              170
     Clark Inc.                                               3                              36
     Coinstar Inc. (b)                                        4                              100
     Consolidated Graphics (b)                                2                              75
     Corinthian Colleges Inc. (b)                             14                             184
     Cornell Cos. Inc. (b)                                    2                              27
     Corrections Corp. of America (b)                         7                              265
     Corvel Corp. (b)                                         1                              23
     CoStar Group Inc. (b)                                    3                              114
     CPI Corp.                                                1                              16
     CRA International Inc. (b)                               2                              90
     Cross Country Healthcare Inc. (b)                        5                              84
     Devry Inc.                                               9                              187
     Diamondcluster International Inc. - Class A (b)          5                              56
     Dollar Thrifty Automotive Group (b)                      4                              163
     Educate Inc. (b)                                         3                              47
     Electro Rent Corp. (b)                                   3                              42
     Euronet Worldwide Inc. (b)                               5                              146
     Exponent Inc. (b)                                        1                              38
     First Advantage Corp. - Class A (b)                      1                              14
     First Consulting Group Inc. (b)                          2                              11
     Forrester Research Inc. (b)                              3                              45
     FTI Consulting Inc. (b)                                  7                              155
     Gartner Inc. - Class A (b)                               10                             111
     Geo Group Inc. (b)                                       1                              34
     Gevity HR Inc.                                           4                              81
     Greg Manning Auctions Inc. (b) (l)                       1                              13
     Healthcare Services Group.                               4                              79
     Heidrick & Struggles International Inc. (b)              3                              75
     Hooper Holmes Inc.                                       9                              36
     Hudson Highland Group Inc. (b)                           3                              54
     Huron Consulting Group Inc. (b)                          1                              24
     Interactive Data Corp. (b)                               1                              21
     Intersections Inc. (b)                                   1                              13
     iPayment Inc. (b)                                        2                              65
     Jackson Hewitt Tax Service Inc.                          6                              150
     Kelly Services Inc. - Class A                            3                              90
     Kforce Inc. (b)                                          5                              44
     Korn/Ferry International (b)                             6                              104
     Labor Ready Inc. (b)                                     7                              162
     Landauer Inc.                                            1                              76
     Learning Tree International Inc. (b)                     1                              15
     LECG Corp. (b)                                           2                              45
     Macquarie Infrastructure Co. Trust (b)                   1                              17
     MAXIMUS Inc.                                             3                              116
     Mcgrath Rentcorp                                         3                              78
     Medical Staffing Network Holdings Inc. (b)               2                              10
     Midas Inc. (b)                                           3                              58
     Monro Muffler Brake Inc. (b)                             1                              43
     Morningstar Inc. (b)                                     1                              31
     MPS Group Inc. (b)                                       18                             165
     Navigant Consulting Inc. (b)                             8                              149
     NCO Group Inc. (b)                                       5                              116
     Odyssey Marine Exploration Inc. (b)                      6                              28
     Parexel International Corp. (b)                          5                              92
     PDI Inc. (b)                                             1                              15
     PHH Corp. (b)                                            8                              218
     PRA International (b)                                    2                              50
     Prepaid Legal Services Inc. (l)                          2                              70
     PRG-Schultz International Inc. (b)                       6                              17
     Princeton Review Inc. (b)                                2                              14
     Providence Services Corp. (b)                            1                              30
     QC Holdings Inc. (b)                                     1                              12
     Quanta Services Inc. (b)                                 19                             165
     Rent-A-Center Inc. (b)                                   1                              28
     Rent-Way Inc. (b)                                        5                              48
     Resources Connection Inc. (b)                            8                              181
     Rewards Network Inc. (b)                                 3                              14
     Rollins Inc.                                             5                              97
     Senomyx Inc. (b)                                         3                              49
     SFBC International Inc. (b)                              3                              114
     Sotheby's Holdings Inc. - Class A (b)                    8                              105
     Source Interlink Cos. Inc. (b)                           5                              58
     Sourcecorp Inc. (b)                                      3                              59
     Spherion Corp. (b)                                       10                             68
     Startek Inc.                                             2                              29
     Stewart Enterprises Inc. - Class A (b)                   18                             119
     Strayer Education Inc.                                   3                              218
     Teletech Holdings Inc. (b)                               6                              49
     TNS Inc. (b)                                             2                              41
     United Rentals Inc.                                      11                             221
     Universal Technical Institute Inc. (b)                   3                              110
     Valassis Communications Inc. (b)                         9                              332
     Vertrue Inc. (b)                                         1                              49
     Viad Corp.                                               3                              97
     Volt Information Sciences Inc. (b)                       1                              34
     Watson Wyatt & Co. Holdings                              5                              140
     Wright Express Corp. (b)                                 7                              131
                                                                                             9,237
 Computers - 2.6%
     3d Systems Corp.                                         2                              40
     Advanced Digital Information Corp. (b)                   11                             87
     Agilysis Inc.                                            4                              69
     Ansoft Corp. (b)                                         1                              26
     Anteon International Corp. (b)                           4                              204
     Bisys Group Inc. (b)                                     1                              20
     Brocade Communications Systems Inc. (b)                  43                             168
     CACI Interantional Inc. - Class A (b)                    -                              19
     Carreker Corp. (b)                                       3                              15
     Catapult Communications Corp. (b)                        1                              17
     Ciber Inc. (b)                                           9                              70
     Comsys It Partners Inc. (b) (l)                          1                              10
     Covansys Corp. (b)                                       3                              44
     Cray Inc. (b) (l)                                        14                             18
     Cyberguard Corp. (b) (l)                                 2                              13
     Digimarc Corp. (b)                                       2                              13
     Dot Hill Systems Corp. (b)                               8                              40
     Echelon Corp. (b)                                        5                              37
     Electronics For Imaging Inc.                             9                              190
     Factset Research Systems Inc.                            6                              202
     Gateway Inc.                                             37                             123
     Hutchinson Technology (b)                                4                              167
     iGate Corp. (b)                                          3                              11
     Imation Corp.                                            6                              237
     InFocus Corp. (b)                                        6                              25
     Integral Systems Inc.                                    2                              39
     Intergraph Corp. (b)                                     6                              198
     InterVoice Inc. (b)                                      6                              52
     Iomega Corp. (b)                                         9                              24
     Jack Henry & Associates Inc.                             12                             216
     Kanbay International Inc. (b)                            4                              87
     Komag Inc. (b)                                           5                              138
     Kronos Inc. (b)                                          5                              210
     Lasercard Corp. (b) (l)                                  2                              9
     Lexar Media Inc. (b) (l)                                 12                             59
     Magma Design Automation Inc. (b) (l)                     4                              33
     Manhattan Associates Inc. (b)                            5                              99
     Maxtor Corp. (b)                                         42                             219
     Maxwell Technologies Inc. (b) (l)                        2                              20
     McData Corp. - Class A (b) (l)                           21                             84
     Mentor Graphics Corp. (b)                                13                             131
     Mercury Computer Systems Inc. (b)                        4                              101
     Micros Systems Inc. (b)                                  6                              280
     Mobility Electronics (b)                                 5                              41
     MTS Systems Corp.                                        3                              112
     Ness Technologies Inc. (b)                               2                              22
     Netscout Systems Inc. (b)                                3                              23
     Overland Storage Inc. (b)                                2                              22
     PalmOne Inc. (b)                                         8                              228
     Par Technology Corp. (b)                                 -                              10
     Perot Systems Corp. (b)                                  14                             194
     Pomeroy IT Solutions Inc. (b)                            1                              9
     Quantum Corp. (b)                                        32                             95
     Radiant Systems Inc. (b)                                 3                              34
     Radisys Corp. (b)                                        4                              59
     Rimage Corp. (b)                                         1                              11
     SI International Inc. (b)                                1                              40
     Silicon Storage Technology Inc. (b)                      13                             54
     Simpletech Inc. (b)                                      3                              10
     SRA International Inc. - Class A (b)                     1                              19
     Stratasys Inc. (b)                                       1                              48
     Sykes Enterprises Inc.                                   4                              35
     Synaptics Inc. (b)                                       6                              97
     Syntel Inc.                                              1                              18
     Talx Corp                                                3                              101
     Tier Technologies Inc. - Class B (b)                     3                              21
     Transact Technologies Inc. (b) (l)                       1                              10
     Tyler Technologies Inc. (b)                              6                              47
     Virage Logic Corp. (b)                                   1                              8
                                                                                             5,232
Cosmetics & Personal Care - 0.2%
     Chattem Inc. (b)                                         3                              121
     Elizabeth Arden Inc. (b)                                 4                              99
     Inter Parfums Inc. (l)                                   1                              12
     Parlux Fragrances Inc. (b) (l)                           1                              27
     Revlon Inc. - Class A (b)                                25                             77
                                                                                             336
Distribution & Wholesale - 1.0%
     Aviall Inc. (b)                                          5                              170
     Beacon Roofing Supply Inc. (b)                           2                              63
     Bell Microproducts Inc. (b)                              4                              36
     Bluelinx Holdings Inc. (b)                               1                              9
     Brightpoint Inc. (b)                                     3                              64
     Building Material Holding Corp.                          2                              162
     Central Euro Distribution Corp. (b) (l)                  2                              77
     Handleman Co.                                            4                              62
     Hughes Supply Inc.                                       11                             306
     LKQ Corp. (b)                                            3                              71
     Navarre Corp. (b) (l)                                    3                              26
     Nuco2 Inc. (b)                                           1                              36
     Owens & Minor Inc.                                       7                              214
     Scansource Inc. (b)                                      2                              87
     SCP Pool Corp.                                           1                              20
     United Stationers Inc. (b)                               6                              287
     Watsco Inc.                                              4                              162
     WESCO International Inc. (b)                             5                              161
                                                                                             2,013
Diversified Financial Services - 1.7%
     Accredited Home Lenders Holding Co. (b) (l)              3                              125
     Advanta Corp. - Class B                                  3                              96
     Affiliated Managers Group Inc. (b)                       -                              22
     Archipelago Holdings Inc. (b) (l)                        5                              192
     Asset Acceptance Capital Corp. (b)                       1                              31
     Asta Funding Inc.                                        1                              39
     Bankrate Inc. (b) (l)                                    1                              10
     BKF Capital Group Inc.                                   1                              42
     Calamos Asset Management Inc.                            4                              102
     CharterMac                                               7                              162
     Cohen & Steers Inc.                                      1                              21
     Collegiate Funding Services LLC (b)                      1                              17
     Compucredit Corp. (b)                                    4                              124
     Credit Acceptance Corp. (b)                              2                              23
     Doral Financial Corp.                                    14                             230
     E-loan Inc. (b)                                          3                              11
     Encore Capital Group Inc. (b)                            2                              31
     Espeed Inc. - Class A (b)                                4                              37
     Federal Agricultural Mortgage Corp. - Class C (l)        2                              40
     Financial Federal Corp.                                  3                              109
     First Defiance Finl Corp. (b)                            1                              26
     Gabelli Asset Management Inc. - Class A                  1                              53
     GFI Group Inc. (b)                                       1                              35
     Greenhill & Co. Inc.                                     2                              72
     International Securities Exchange Inc. - Class A (b) (l) 2                              39
     Investment Technology Group Inc. (b)                     7                              154
     Knight Capital Group Inc. (b)                            19                             148
     Labranche & Co. Inc. (b) (l)                             9                              57
     Ladenburg Thalmann Financial Services Inc. (b) (l)       1                              1
     MarketAxess Holdings Inc. (b)                            3                              35
     Marlin Business Services Inc. (b)                        1                              16
     Metris Cos. Inc. (b)                                     9                              133
     Nasdaq Stock Market Inc. (b)                             7                              133
     National Financial Partners Corp.                        6                              218
     Nelnet Inc. - Class A (b)                                1                              25
     optionsXpress Holdings Inc. (b)                          3                              52
     Piper Jaffray Cos. (b)                                   3                              98
     Portfolio Recovery Associates Inc. (b)                   2                              103
     Sanders Morris Harris Group Inc.                         2                              31
     Sound Federal Bancorp. Inc. (b)                          2                              29
     Stifel Financial Corp. (b)                               1                              27
     SWS Group Inc.                                           3                              48
     TradeStation Group Inc. (b)                              3                              25
     United Panam Financial Corp. (b)                         1                              21
     Waddell & Reed Financial Inc. - Class A                  12                             229
     World Acceptance Corp. (b)                               3                              86
                                                                                             3,358
Electric - 1.5%
     Allete Inc. (b)                                          4                              204
     Aquila Inc. (b)                                          41                             148
     Avista Corp.                                             8                              151
     Black Hills Corp.                                        5                              200
     Calpine Corp. (b) (l)                                    88                             301
     Central Vermont Public Service Corp.                     2                              35
     CH Energy Group Inc.                                     3                              134
     Cleco Corp.                                              8                              172
     Duquesne Light Holdings Inc. (l)                         13                             238
     El Paso Electric Co. (b)                                 8                              163
     Empire District Electric Co.                             4                              100
     Idacorp Inc.                                             7                              213
     MGE Energy Inc.                                          3                              121
     Northwestern Corp.                                       6                              179
     Ormat Technologies Inc.                                  1                              23
     Otter Tail Corp.                                         5                              137
     PNM Resources Inc.                                       1                              20
     Sierra Pacific Resources (b) (l)                         20                             244
     UIL Holdings Corp                                        2                              120
     Unisource Energy Corp.                                   6                              176
                                                                                             3,079
Electrical Components & Equipment - 0.7%
     Advanced Energy Industries (b)                           4                              32
     American Superconductor Corp. (b)                        5                              41
     Artesyn Technologies Inc.                                6                              51
     Belden CDT Inc. (l)                                      8                              167
     C&D Technologies Inc.                                    4                              37
     Capstone Turbine Corp. (b)                               15                             19
     Cherokee International Corp. (b) (l)                     1                              4
     Color Kinetics Inc. (b)                                  1                              16
     Encore Wire Corp. (b)                                    3                              32
     Energy Conversion Devices Inc. (b)                       3                              73
     Enersys (b) (l)                                          7                              96
     General Cable Corp (b)                                   6                              96
     GrafTech International Ltd. (b)                          16                             70
     Intermagnetics General Corp. (b)                         5                              145
     Littelfuse Inc. (b)                                      4                              105
     Medis Technologies Ltd. (b) (l)                          2                              33
     Powell Industries Inc. (b)                               1                              22
     Power-One Inc. (b)                                       12                             78
     Research Frontiers Inc. (b) (l)                          1                              4
     Superior Essex Inc. (b)                                  2                              41
     Ultralife Batteries Inc. (b)                             3                              42
     Universal Display Corp. (b) (l)                          4                              40
     Valence Technology Inc. (b) (l)                          10                             27
     Vicor Corp.                                              4                              48
     Wilson Greatbatch Technologies Inc. (b)                  4                              87
                                                                                             1,406
Electronics - 2.1%
     American Science & Engineering Inc. (b)                  1                              51
     Analogic Corp.                                           2                              98
     Badger Meter Inc. (b)                                    1                              30
     BEI Technologies Inc.                                    2                              48
     Bel Fuse Inc. - Class B                                  2                              59
     Benchmark Electronics Inc. (b)                           7                              208
     Brady Corp. - Class A                                    7                              209
     Checkpoint Systems Inc. (b)                              7                              117
     Coherent Inc. (b)                                        5                              183
     CTS Corp.                                                6                              76
     Cubic Corp.                                              3                              51
     Cyberoptics Corp. (b)                                    1                              14
     Cymer Inc. (b)                                           6                              162
     Daktronics Inc. (b)                                      2                              48
     Dionex Corp. (b)                                         3                              135
     Electro Scientific Industries Inc. (b)                   5                              89
     Excel Technology Inc. (b)                                2                              54
     Fargo Electronics (b)                                    2                              30
     Faro Technologies Inc. (b)                               2                              52
     FEI Co. (b) (l)                                          4                              93
     Identix Inc. (b)                                         16                             79
     II-VI Inc. (b)                                           4                              69
     International Displayworks Inc. (b) (l)                  4                              33
     Ionatron Inc. (b) (l)                                    3                              28
     Itron Inc. (b)                                           4                              160
     Keithley Instruments Inc.                                2                              28
     Kemet Corp. (b)                                          15                             92
     Labarge Inc. (b)                                         1                              21
     LeCroy Corp (b)                                          1                              17
     Lojack Corp. (b)                                         2                              40
     Measurement Specialties Inc. (b)                         2                              46
     Merix Corp. (b) (l)                                      3                              19
     Methode Electronics Inc.                                 6                              75
     Metrologic Instruments Inc. (b)                          2                              24
     Molecular Devices Corp. (b)                              3                              56
     Multi-Fineline Electronix Inc. (b)                       1                              17
     OSI Systems Inc. (b)                                     2                              35
     Park Electrochemical Corp.                               3                              73
     Paxar Corp. (b)                                          6                              103
     Photon Dynamics Inc. (b)                                 3                              57
     Planar Systems Inc. (b)                                  2                              16
     Plexus Corp. (b)                                         8                              108
     Rae Systems (b)                                          5                              17
     Rofin-sinar Technologies Inc. (b)                        3                              88
     Rogers Corp. (b)                                         3                              119
     SBS Technologies Inc. (b)                                2                              21
     Sonic Solutions (b) (l)                                  3                              64
     Spatialight Inc. (b) (l)                                 4                              20
     Stoneridge Inc. (b)                                      3                              20
     Sypris Solutions Inc.                                    1                              13
     Taser International Inc. (b) (l)                         9                              91
     Technitrol Inc.                                          7                              100
     Thomas & Betts Corp. (b)                                 1                              20
     Trimble Navigation Ltd. (b)                              1                              20
     TTM Technologies Inc. (b)                                7                              51
     Varian Inc. (b)                                          6                              220
     Viisage Technology Inc. (b) (l)                          5                              20
     Vishay Intertechnology Inc. (b)                          3                              31
     Watts Water Technologies Inc.                            4                              134
     Woodhead Industries Inc.                                 2                              27
     Woodward Governor Co.                                    2                              136
     X-Rite Inc.                                              3                              37
     Zygo Corp. (b)                                           3                              30
                                                                                             4,282
Engineering & Construction - 0.7%
     Dycom Industries Inc. (b)                                8                              167
     EMCOR Group Inc. (b)                                     3                              130
     Granite Construction Inc. (b)                            6                              163
     Infrasource Services Inc. (b)                            1                              14
     Insituform Technologies Inc. - Class A (b)               4                              71
     Layne Christensen Co. (b)                                2                              30
     Perini Corp. (b)                                         3                              44
     Shaw Group Inc. (b) (l)                                  13                             288
     URS Corp. (b)                                            7                              249
     Washington Group International Inc. (b)                  4                              223
                                                                                             1,379
Entertainment - 0.9%
     Alliance Gaming Corp. (b) (l)                            8                              118
     Argosy Gaming Co. (b)                                    5                              211
     Bluegreen Corp. (b)                                      4                              61
     Carmike Cinemas Inc.                                     2                              56
     Championship Auto Racing Teams Inc. (b)                  1                              -
     Churchill Downs Inc.                                     1                              54
     Dover Downs Gaming & Entertainment Inc.                  2                              21
     Dover Motorsports Inc.                                   3                              15
     Empire Resorts Inc. (b) (l)                              1                              5
     Great Wolf Resorts Inc. (b)                              4                              80
     Isle of Capri Casinos Inc. (b)                           2                              57
     Lakes Entertainment Inc. (b)                             2                              37
     Macrovision Corp. (b)                                    8                              185
     Magna Entertainment Corp. (b)                            6                              36
     Mikohn Gaming Corp. (b)                                  3                              48
     Neveda Gold & Casinos Inc. (b)                           1                              13
     Penn National Gaming Inc. (b)                            1                              22
     Pinnacle Entertainment Inc. (b)                          7                              127
     Scientific Games Corp. - Class B (b)                     1                              20
     Shuffle Master Inc. (b) (l)                              6                              165
     Six Flags Inc. (b)                                       17                             78
     Speedway Motorsports Inc.                                2                              91
     Steinway Musical Instruments (b)                         1                              32
     Sunterra Corp. (b)                                       3                              49
     Vail Resorts Inc. (b)                                    5                              137
                                                                                             1,718
Environmental Control - 0.6%
     Aleris International Inc. (b)                            4                              99
     American Ecology Corp. (b)                               2                              31
     Calgon Carbon Corp.                                      6                              51
     Casella Waste Systems Inc. (b)                           4                              44
     Clean Harbors Inc. (b)                                   2                              47
     Darling International Inc. (b)                           12                             44
     Duratek Inc. (b)                                         2                              38
     Metal Management                                         3                              58
     Mine Safety Appliances Co.                               5                              217
     Tetra Tech Inc. (b)                                      10                             133
     TRC Cos. Inc. (b)                                        1                              15
     Waste Connections Inc. (b)                               8                              300
     Waste Industries USA Inc. (b)                            1                              8
     Waste Services Inc. (b)                                  8                              32
                                                                                             1,117
Food - 1.4%
     American Italian Pasta Co. (l)                           3                              58
     Arden Group Inc. - Class A                               -                              20
     Cal-Maine Foods Inc. (l)                                 2                              13
     Chiquita Brands International Inc. (l)                   7                              187
     Corn Products International Inc.                         13                             299
     Flowers Foods Inc.                                       6                              210
     Gold Kist Inc. (b)                                       9                              185
     Green Mountain Coffee Inc. (b)                           -                              10
     Great Atlantic & Pacific Tea Co.                         3                              87
     Hain Celestial Group Inc. (b)                            5                              89
     Ingles Markets Inc. - Class A                            1                              19
     J & J Snack Foods Corp.                                  1                              54
     John B. Sanfilippo & SON (b)                             1                              22
     Lance Inc.                                               5                              79
     M&F Worldwide Corp. (b)                                  1                              19
     MGP Ingredients Inc.                                     1                              10
     Monterey Gourmet Foods Inc. (b)                          1                              4
     Nash Finch Co.                                           2                              76
     Nutri/system Inc. (b)                                    3                              45
     Pathmark Stores Inc. (b)                                 5                              41
     Performance Food Group Co. (b)                           8                              236
     Ralcorp Holdings Inc.                                    5                              201
     Ruddick Corp.                                            6                              147
     Sanderson Farms Inc.                                     3                              128
     Seaboard Corp.                                           -                              95
     Spartan Stores Inc. (b)                                  3                              41
     Tootsie Roll Industries Inc.                             4                              115
     United Natural Foods Inc. (b)                            7                              209
     Weis Markets Inc.                                        2                              89
     Wild Oats Markets Inc. (b) (l)                           5                              58
                                                                                             2,846
Forest Products & Paper - 0.7%
     Bowater Inc.                                             9                              299
     Buckeye Technologies Inc. (b)                            5                              37
     Caraustar Industries Inc. (b)                            5                              50
     Cenveo Inc. (b)                                          7                              54
     Deltic Timber Corp.                                      2                              65
     Glatfelter                                               7                              83
     Longview Fibre Co.                                       9                              183
     Mercer International Inc. (b)                            4                              29
     Neenah Paper Inc. (b)                                    2                              68
     Pope & Talbot Inc.                                       3                              30
     Potlatch Corp.                                           5                              259
     Rock-Tenn Co. - Class A                                  5                              59
     Schweitzer-mauduit International Inc.                    2                              77
     Wausau-Mosinee Paper Corp.                               8                              93
     Xerium Technologies Inc. (b)                             1                              9
                                                                                             1,395
Gas - 0.9%
     Atmos Energy Corp. (l)                                   1                              21
     Cascade Natural Gas Corp.                                2                              42
     Energen Corp.                                            1                              20
     Energysouth Inc.                                         1                              27
     Laclede Group Inc.                                       4                              114
     New Jersey Resources Corp.                               5                              224
     Nicor Inc. (l)                                           8                              313
     Northwest Natural Gas Co.                                5                              177
     Peoples Energy Corp.                                     6                              274
     Piedmont Natural Gas Co.                                 1                              21
     South Jersey Industries                                  2                              144
     Southern Union Co. (b)                                   1                              21
     Southwest Gas Corp.                                      6                              164
     WGL Holdings Inc.                                        8                              283
                                                                                             1,845
Hand & Machine Tools - 0.4%
     Baldor Electric Co.                                      6                              135
     Franklin Electric Co. Inc.                               4                              136
     Kennametal Inc.                                          6                              286
     Lincoln Electric Holdings Inc.                           6                              203
     Milacron Inc. (b)                                        6                              12
     Regal Beloit Corp.                                       4                              125
                                                                                             897
Healthcare - 5.3%
     Abaxis Inc. (b)                                          3                              29
     Abiomed Inc. (b)                                         2                              21
     Advanced Medical Optics Inc. (b)                         1                              22
     Advanced Neuromodulation Sys (b) (l)                     3                              137
     Align Technology Inc. (b) (l)                            9                              68
     Alliance Imaging Inc. (b)                                2                              21
     Allied Healthcare International Inc. (b)                 3                              18
     Amedisys Inc.(b) (l)                                     2                              85
     America Service Group Inc. (b)                           2                              27
     American Dental Partners Inc. (b)                        -                              10
     American Healthways Inc. (b)                             5                              226
     American Medical Systems Holdings Inc. (b)               11                             232
     American Retirement Corp. (b)                            4                              58
     AMERIGROUP Corp. (b)                                     -                              20
     Amsurg Corp. (b)                                         5                              142
     Animas Corp. (b) (l)                                     2                              32
     Apria Healthcare Group Inc.                              9                              298
     Arrow International Inc.                                 3                              106
     Arthrocare Corp. (b)                                     4                              146
     Aspect Medical Systems Inc. (b)                          2                              62
     Beverly Enterprises Inc. (b) (l)                         18                             228
     Biolase Technology Inc.                                  3                              18
     Bio-Reference Labs Inc. (b)                              1                              18
     Biosite Inc. (b)                                         3                              153
     BioVeris Corp. (b)                                       3                              14
     Bruker Biosciences Corp. (b)                             3                              11
     Caliper Life Sciences Inc. (b)                           2                              10
     Candela Corp. (b)                                        3                              31
     Cantel Medical Corp. (b)                                 1                              10
     Cardiodynamics International Corp. (b)                   5                              8
     Centene Corp. (b)                                        7                              236
     Cepheid Inc. (b)                                         7                              49
     Cerus Corp. (b)                                          2                              8
     Conceptus Inc. (b)                                       5                              26
     Conmed Corp. (b)                                         5                              153
     Cyberonics Inc. (b)                                      4                              154
     Datascope Corp.                                          2                              63
     Diagnostic Products Corp.                                4                              187
     DJ Orthopedics Inc. (b)                                  3                              81
     Encore Medical Corp. (b)                                 6                              34
     EPIX Pharmaceuticals Inc. (b) (l)                        3                              30
     Exactech Inc. (b)                                        1                              12
     E-Z-Em-Inc. (b)                                          1                              14
     Foxhollow Technologies Inc. (b) (l)                      2                              81
     Genesis Healthcare Corp. (b)                             3                              154
     Gentiva Health Services Inc. (b)                         4                              75
     Haemonetics Corp. (b)                                    4                              170
     Hanger Orthopedic Group Inc. (b)                         3                              17
     Healthtronics Surgical Services (b)                      5                              65
     Hologic Inc. (b)                                         4                              140
     Horizon Health Corp. (b)                                 1                              32
     ICU Medical Inc. (b)                                     2                              74
     Immucor Inc. (b)                                         8                              224
     Immunicon Corp. (b)                                      1                              5
     Intralase Corp. (b)                                      1                              24
     Intuitive Surgical Inc. (b)                              6                              268
     Invacare Corp.                                           5                              220
     Inverness Medical Innovations Inc. (b)                   3                              76
     Iris International Inc. (b)                              2                              39
     IVAX Diagnostics Inc. (b)                                1                              5
     Kensey Nash Corp. (b) (l)                                2                              47
     Kindred Healthcare Inc. (b)                              5                              189
     Kyphon Inc. (b)                                          5                              159
     Labone Inc. (b)                                          3                              120
     Laserscope (b)                                           3                              138
     LCA-Vision Inc.                                          3                              158
     Lifeline Systems Inc. (b)                                2                              62
     LifePoint Hospitals Inc. (b)                             -                              22
     Luminex Corp. (b)                                        5                              49
     Magellan Health Services Inc. (b)                        5                              165
     Matria Healthcare Inc. (b)                               3                              82
     Medcath Corp. (b)                                        1                              25
     Medical Action Industries Inc. (b)                       1                              22
     Mentor Corp.                                             6                              247
     Merge Technologies Inc. (b)                              2                              32
     Merit Medical Systems Inc. (b)                           4                              65
     Micro Therapeutics Inc. (b)                              2                              9
     Microtek Medical Holdings Inc. (b)                       6                              22
     Microvision Inc. (b) (l)                                 3                              14
     Molina Healthcare Inc. (b)                               2                              76
     Nastech Pharmaceutical Co. (b) (l)                       3                              43
     National Healthcare Corp.                                1                              39
     Novoste Corp. (b)                                        1                              1
     NuVasive Inc. (b)                                        2                              34
     Oakley Inc.                                              4                              63
     OCA Inc. (b) (l)                                         6                              12
     Odyssey Healthcare Inc. (b)                              6                              87
     Option Care Inc. (l)                                     3                              44
     OraSure Technologies Inc. (b)                            7                              67
     Orthologic Corp. (b)                                     6                              22
     Orthovita Inc. (b)                                       7                              28
     Paincare Holdings Inc. (b)                               7                              29
     Palatin Technologies Inc. (b)                            8                              14
     Palomar Medical Technologies Inc. (b)                    2                              55
     Pediatrix Medical Group Inc. (b)                         4                              286
     PolyMedica Corp.                                         5                              167
     Possis Medical Inc. (b)                                  2                              25
     PSS World Medical Inc. (b)                               11                             141
     Psychiatric Solutions Inc. (b)                           3                              159
     Quest Diagnostics Inc.                                   -                              2
     Quidel Corp. (b)                                         5                              24
     Radiation Therapy Services Inc. (b)                      2                              40
     Radiologix Inc. (b)                                      1                              3
     Rehabcare Group Inc. (b)                                 3                              75
     Res-Care Inc. (b)                                        3                              40
     Sierra Health Services Inc.                              -                              22
     Somanetics Corp. (b)                                     1                              29
     Sonosite Inc. (b)                                        3                              78
     Specialty Laboratories Inc. (b)                          1                              11
     Stereotaxis Inc. (b)                                     1                              7
     Steris Corp. (b)                                         12                             309
     Sunrise Senior Living Inc. (b)                           3                              151
     Surmodics Inc. (b)                                       2                              102
     Sybron Dental Specialties Inc. (b)                       7                              248
     Symbion Inc. (b)                                         3                              60
     Symmetry Medical Inc. (b)                                1                              23
     Techne Corp. (b)                                         -                              21
     Theravance Inc. (b)                                      1                              19
     ThermoGenesis Corp. (b)                                  7                              30
     Thoratec Corp. (b)                                       8                              120
     TriPath Imaging Inc. (b)                                 5                              40
     U.S. Physical Therapy Inc. (b)                           2                              29
     United Surgical Partners International Inc. (b)          5                              252
     Ventana Medical Systems Inc. (b)                         5                              200
     Viasys Healthcare Inc. (b)                               5                              114
     Vistacare Inc. - Class A (b)                             2                              33
     Vital Images Inc. (b) (l)                                2                              31
     Vital Signs Inc.                                         1                              37
     Vnus Medical Technologies (b)                            1                              11
     WellCare Health Plans Inc. (b)                           3                              102
     West Pharmaceutical Services Inc.                        5                              140
     Wright Medical Group Inc. (b)                            4                              119
     Young Innovations Inc.                                   1                              32
     Zila Inc. (b) (l)                                        8                              23
     Zoll Medical Corp. (b)                                   1                              38
                                                                                             10,611
Holding Companies - Diversified - 0.2%
     Heritage Commerce Corp. (b)                              2                              28
     Resource America Inc. - Class A                          3                              103
     Walter Industries Inc.                                   6                              239
                                                                                             370
Home Builders - 0.7%
     Brookfield Homes Corp.                                   3                              119
     Champion Enterprises Inc. (b)                            13                             131
     Coachmen Industries Inc.                                 2                              28
     Comstock Homebuilding Cos. Inc. (b)                      1                              19
     Dominion Homes Inc. (b) (l)                              1                              9
     Fleetwood Enterprises Inc. (b) (l)                       10                             97
     Levitt Corp - Class A                                    3                              81
     M/I Homes Inc.                                           2                              108
     Meritage Homes Corp. (b)                                 -                              19
     Modtech Holdings Inc. (b) (l)                            1                              5
     Monaco Coach Corp. (l)                                   4                              77
     Orleans Homebuilders Inc.                                -                              9
     Palm Harbor Homes Inc. (b) (l)                           1                              27
     Skyline Corp.                                            1                              46
     Technical Olympic USA Inc.                               2                              43
     Thor Industries                                          6                              190
     WCI Communities Inc. (b) (l)                             6                              188
     William Lyon Homes Inc. (b)                              1                              74
     Winnebago Industries (l)                                 5                              176
                                                                                             1,446
Home Furnishings - 0.5%
     American Woodmark Corp.                                  2                              53
     Bassett Furniture Industries Inc.                        2                              32
     DTS Inc. (b)                                             3                              48
     Ethan Allen Interiors Inc.                               6                              184
     Furniture Brands International Inc.                      8                              179
     Hooker Furniture Corp.                                   2                              30
     Kimball International - Class B                          3                              44
     La-Z-Boy Inc. (l)                                        9                              134
     Maytag Corp.                                             13                             202
     Salton Inc. (b) (l)                                      -                              -
     Stanley Furniture Co. Inc.                               2                              51
     Tempur-Pedic International Inc. (b)                      1                              18
     Tivo Inc. (b) (l)                                        8                              56
     Universal Electronics Inc. (b)                           2                              36
                                                                                             1,067
Household Products - 1.0%
     American Greetings Corp. (l)                             1                              20
     Blyth Inc.                                               5                              135
     Central Garden & Pet Co. (b)                             3                              158
     CNS Inc. (b)                                             2                              45
     CSS Industries Inc.                                      1                              38
     Ennis Inc.                                               4                              76
     Fossil Inc. (b)                                          8                              176
     Jarden Corp. (b)                                         5                              269
     John H. Harland Co.                                      5                              180
     Libbey Inc.                                              2                              37
     Lifetime Hoan Corp.                                      1                              25
     National Presto Industries Inc.                          1                              39
     Playtex Products Inc. (b)                                6                              63
     Russ Berrie & Co. Inc.                                   1                              15
     Spectrum Brands Inc. (b)                                 1                              19
     Standard Register Co.                                    2                              29
     Toro Co.                                                 -                              18
     Tupperware Corp.                                         9                              205
     Water Pik Technologies Inc. (b)                          2                              36
     WD-40 Co.                                                3                              82
     Yankee Candle Co. Inc. (b) (l)                           8                              266
                                                                                             1,931
Insurance - 2.1%
     21st Century Insurance Group                             5                              79
     Affirmative Insurance Holdings Inc.                      1                              22
     Alfa Corp.                                               6                              86
     American Equity Investment Life Holding Co. (l)          4                              48
     American Physicians Capital Inc. (b)                     1                              53
     AmerUs Group Co.                                         -                              20
     Argonaut Group Inc. (b)                                  4                              88
     Baldwin & Lyons Inc. - Class B                           1                              32
     Bristol West Holdings Inc.                               3                              51
     Ceres Group Inc. (b)                                     5                              28
     Citizens Inc. (b) (l)                                    5                              29
     CNA Surety Corp. (b)                                     3                              43
     Commerce Group Inc.                                      -                              20
     Crawford & Co. - Class B                                 2                              13
     Delphi Financial Group Inc.                              5                              201
     Direct General Corp.                                     3                              54
     Donegal Group Inc.                                       1                              27
     EMC Insurance Group Inc.                                 1                              16
     Enstar Group Inc. (b) (l)                                1                              37
     FBL Financial Group Inc.                                 2                              57
     Fidelity National Financial Inc.                         -                              2
     First Acceptance Corp. (b) (l)                           3                              29
     FPIC Insurance Group Inc. (b)                            1                              38
     Great American Financial Resource Inc.                   1                              21
     Harleysville Group Inc.                                  2                              46
     Hilb Rogal & Hobbs Co.                                   5                              181
     Horace Mann Educators Corp.                              7                              136
     Independence Holding Co.                                 1                              10
     Infinity Property & Casualty Corp.                       4                              128
     Kansas City Life Insurance Co.                           1                              29
     KMG America Corp. (b)                                    3                              29
     LandAmerica Financial Group Inc.                         3                              178
     Midland Co.                                              1                              53
     National Western Life Insurance Co. (b)                  -                              72
     Navigators Group Inc. (b)                                1                              48
     Odyssey Re Holdings Corp. (b) (l)                        2                              49
     Ohio Casualty Corp.                                      11                             256
     Philadelphia Consolidated Holding Co. (b)                -                              20
     Phoenix Cos. Inc. (l)                                    16                             189
     PMA Capital Corp. (b)                                    4                              39
     Presidential Life                                        4                              61
     Proassurance Corp. (b)                                   4                              182
     RLI Corp.                                                4                              167
     Safety Insurance Group Inc.                              2                              63
     Seabright Insurance Holdings Inc. (b)                    1                              15
     Selective Insurance Group                                5                              230
     State Auto Financial Corp.                               2                              76
     Stewart Information Services Corp.                       3                              126
     Tower Group Inc.                                         2                              36
     Triad Guaranty Inc. (b)                                  2                              76
     UICI                                                     6                              190
     United America Indemnity Ltd. (b)                        1                              18
     United Fire & Casualty Co.                               2                              106
     Universal American Financial Corp. (b)                   5                              102
     USI Holdings Corp. (b)                                   7                              94
     Vesta Insurance Group Inc.                               5                              13
     Zenith National Insurance Corp.                          3                              174
                                                                                             4,286
Internet - 3.2%
     @ Road Inc. (b)                                          5                              14
     1-800 Contacts Inc. (b)                                  1                              22
     1-800-Flowers.com Inc. (b)                               3                              24
     24/7 Real Media Inc. (b)                                 4                              18
     Agile Software Corp. (b)                                 9                              55
     Alloy Inc. (b) (l)                                       5                              26
     answerthink Inc. (b)                                     6                              23
     Applied Digital Solutions Inc. (b) (l)                   8                              27
     aQuantive Inc. (b)                                       9                              163
     Ariba Inc. (b)                                           11                             66
     Asiainfo Holdings Inc. (b)                               5                              27
     Audible Inc. (b)                                         4                              61
     Autobytel Inc. (b)                                       8                              38
     Avocent Corp. (b)                                        8                              212
     Blue Coat Systems Inc. (b)                               2                              48
     Blue Nile Inc. (b) (l)                                   2                              72
     Click Commerce Inc. (b) (l)                              1                              30
     CMGI Inc. (b)                                            78                             147
     CNET Networks Inc. (b) (l)                               21                             250
     Corillian Corp. (b)                                      5                              15
     Cybersource Corp. (b)                                    4                              30
     Digital Insight Corp. (b)                                6                              147
     Digital River Inc. (b)                                   6                              179
     Digitas Inc. (b)                                         14                             163
     DoubleClick Inc. (b)                                     19                             159
     Drugstore.com Inc. (b)                                   11                             45
     E.piphany Inc. (b)                                       12                             40
     EarthLink Inc. (b)                                       22                             191
     eCollege.com Inc. (b)                                    2                              29
     Entrust Inc. (b)                                         11                             52
     Equinix Inc. (b)                                         2                              96
     Eresearch Technology Inc. (b) (l)                        8                              105
     F5 Networks Inc. (b)                                     -                              20
     GSI Commerce Inc. (b)                                    5                              78
     Harris Interactive Inc. (b)                              8                              40
     Homestore.com Inc. (b) (l)                               17                             35
     InfoSpace Inc. (b)                                       5                              176
     Intermix Media Inc. (b)                                  4                              31
     Internet Capital Group Inc. (b)                          6                              47
     Internet Security Systems (b)                            7                              137
     Interwoven Inc. (b)                                      7                              55
     Ipass Inc. (b)                                           7                              45
     iVillage Inc. (b)                                        5                              29
     J2 Global Communications (b)                             4                              131
     Jupitermedia Corp. (b)                                   3                              55
     Keynote Systems Inc. (b)                                 2                              28
     Kintera Inc. (b) (l)                                     1                              3
     Lionbridge Technologies Inc. (b)                         7                              48
     Matrixone Inc. (b)                                       8                              39
     Motive Inc. (b)                                          3                              26
     Neoforma Inc. (b) (l)                                    2                              11
     Net B@nk Inc.                                            8                              77
     Net2Phone Inc. (b)                                       5                              9
     Netflex Inc. (b) (l)                                     6                              92
     Netratings Inc. (b)                                      2                              27
     NIC Inc. (b)                                             6                              26
     Online Resources Corp. (b)                               3                              30
     Openwave Systems Inc. (b)                                11                             187
     Opsware Inc. (b)                                         11                             55
     Overstock.com Inc. (b) (l)                               2                              73
     PC-Tel Inc. (b)                                          3                              25
     Planetout Inc. (b)                                       1                              8
     Portal Software Inc. (b)                                 5                              9
     Priceline.com Inc. (b) (l)                               4                              91
     Proquest Co. (b)                                         4                              138
     Provide Commerce Inc. (b)                                1                              29
     Realnetworks Inc. (b)                                    20                             97
     Redback Networks Inc. (b)                                5                              33
     Register.com (b)                                         2                              18
     Rightnow Technologies Inc. (b)                           1                              11
     RSA Security Inc. (b)                                    12                             134
     S1 Corp. (b)                                             13                             59
     Sapient Corp. (b)                                        14                             110
     Secure Computing Corp. (b)                               6                              70
     Seebeyond Technology Corp. (b)                           10                             41
     Sohu.com Inc. (b)                                        4                              80
     Sonicwall Inc. (b)                                       10                             55
     Stamps.com Inc. (b)                                      3                              53
     Stellent Inc. (b)                                        3                              22
     Supportsoft Inc. (b)                                     6                              29
     Terremark Worldwide Inc. (b) (l)                         7                              51
     TIBCO Software Inc. (b)                                  35                             230
     Travelzoo Inc. (b) (l)                                   -                              10
     Trizetto Group Inc. (b)                                  6                              91
     Tumbleweed Communications Corp. (b)                      7                              18
     United Online Inc. (b)                                   10                             104
     Valueclick Inc. (b)                                      13                             163
     Vasco Data Security International (b) (l)                3                              30
     Verity Inc. (b)                                          6                              55
     Vignette Corp. (b)                                       5                              54
     Vitria Technology Inc. (b)                               2                              6
     WatchGuard Technologies Inc. (b)                         5                              18
     WebEx Communications Inc. (b)                            5                              140
     Webmethods Inc. (b)                                      8                              44
     Websense Inc. (b)                                        4                              184
     WebSideStory Inc. (b)                                    1                              13
     Zixit Corp. (b) (l)                                      3                              9
                                                                                             6,516
Investment Companies - 0.3%
     Apollo Investment Corp.                                  10                             192
     Ares Capital Corp.                                       4                              71
     Capital Southwest Corp.                                  -                              36
     Gladstone Capital Corp. (l)                              2                              38
     Harris & Harris Group Inc. (b) (l)                       3                              33
     MCG Capital Corp.                                        7                              126
     NGP Capital Resources Co.                                3                              42
     Technology Investment Capital Corp. (b)                  2                              24
                                                                                             562

Iron & Steel - 0.6%
     AK Steel Holding Corp.                                   18                             116
     Allegheny Technologies Inc.                              1                              19
     Carpenter Technology Corp.                               4                              215
     Cleveland-Cliffs Inc. (l)                                4                              216
     Gibraltar Industries Inc.                                4                              71
     Oregon Stell Mills Inc. (b)                              6                              104
     Reliance Steel & Aluminum Co.                            5                              175
     Roanoke Electric Steel Corp. (b)                         2                              27
     Ryerson Tull Inc. (l)                                    4                              54
     Schnitzer Steel Industries Inc. - Class A                3                              79
     Steel Dynamics Inc.                                      7                              177
     Steel Technologies Inc.                                  2                              27
     Wheeling-Pittsburgh Corp. (b)                            2                              23
                                                                                             1,303
Leisure Time - 0.5%
     Ambassadors Group Inc.                                   1                              50
     Ambassadors Internaitonal                                -                              7
     Arctic Cat Inc.                                          2                              45
     Callaway Golf Co.                                        12                             193
     Escalade Inc.                                            1                              17
     K2 Inc. (b)                                              7                              87
     Life Time Fitness Inc. (b)                               4                              120
     Marine Products Corp.                                    2                              31
     Multimedia Games Inc. (b) (l)                            4                              49
     Nautilus Group Inc. (l)                                  5                              142
     Navigant International Inc. (b) (l)                      2                              29
     Pegasus Solutions Inc. (b)                               4                              45
     WMS Industries Inc. (b)                                  3                              107
                                                                                             922
Lodging - 0.6%
     Ameristar Casinos Inc.                                   4                              98
     Aztar Corp. (b)                                          6                              199
     Boyd Gaming Corp.                                        -                              19
     Gaylord Entertainment Co. (b)                            7                              307
     La Quinta Corp. (b)                                      32                             301
     Lodgian Inc. (b)                                         3                              33
     Marcus Corp.                                             3                              69
     Monarch Casino & Resort Inc. (b)                         1                              29
     MTR Gaming Group Inc. (b)                                4                              50
     Riviera Holdings Corp. (b)                               1                              11
                                                                                             1,116
Machinery - 1.8%
     AGCO Corp. (b)                                           15                             284
     Alamo Group Inc. (b)                                     1                              9
     Albany International Corp.                               4                              143
     Applied Industrial Tech Inc. (b)                         5                              150
     Astec Industries Inc.                                    2                              51
     Briggs & Stratton Corp.                                  8                              293
     Bucyrus International Inc. - Class A                     3                              121
     Cascade Corp.                                            2                              88
     Cognex Corp.                                             7                              174
     Flowserve Inc.                                           9                              275
     Gardner Denver Inc. (b)                                  4                              140
     Gehl Co. (b)                                             1                              36
     Global Power Equipment Group Inc. (b)                    6                              47
     Gorman-Rupp Co.                                          2                              37
     IDEX Corp. (l)                                           1                              20
     Intevac Inc. (b)                                         3                              29
     JLG Industries Inc.                                      9                              237
     Joy Global Inc.                                          1                              37
     Kadant Inc. (b)                                          3                              57
     Lindsay Manufacturing Co.                                2                              51
     Manitowoc Co. Inc.                                       5                              202
     Middleby Corp.                                           1                              37
     NACCO Industries Inc.                                    1                              90
     Nordson Corp.                                            4                              154
     Presstek Inc. (b) (l)                                    4                              44
     Robbins & Myers Inc.                                     2                              40
     Sauer-danfoss Inc.                                       2                              28
     Stewart & Stevenson Services                             5                              115
     Tecumseh Products Co. Inc.                               3                              73
     Tennant Co.                                              1                              45
     Terex Corp. (b)                                          -                              19
     Thomas Industries (b)                                    3                              103
     Turbochef Technologies Inc. (b) (l)                      2                              30
     UNOVA Inc. (b)                                           8                              215
     Westinghouse Air Brake Technologies Corp.                8                              162
                                                                                             3,636
Manufacturing - 1.6%
     Actuant Corp. - Class A (b)                              5                              218
     Acuity Brands Inc.                                       7                              183
     Ameron International Corp.                               1                              50
     Applied Films Corp. (b)                                  2                              63
     Aptargroup Inc.                                          -                              21
     Barnes Group Inc.                                        3                              86
     Blount International Inc. (b)                            4                              75
     Ceradyne Inc. (b)                                        4                              94
     Clarcor Inc.                                             9                              250
     Crane Co.                                                8                              221
     CUNO Inc. (b)                                            3                              207
     Enpro Industries Inc. (b)                                3                              100
     Esco Technologies Inc. (b)                               2                              217
     Federal Signal Corp.                                     8                              131
     Flanders Corp. (b)                                       2                              17
     Freightcar America Inc. (b)                              1                              19
     Griffon Corp. (b) (l)                                    4                              97
     Hexcel Corp. (b)                                         7                              125
     Jacuzzi Brands Inc. (b)                                  13                             136
     Lancaster Colony Corp                                    5                              200
     Matthews International Corp. - Class A                   5                              212
     Myers Industries Inc.                                    4                              49
     Quixote Corp.                                            1                              22
     Raven Industries Inc.                                    2                              58
     Smith Corp.                                              3                              77
     Standex International Corp.                              2                              58
     Sturm Ruger & Co. Inc.                                   3                              26
     Tredegar Corp.                                           5                              71
     Trinity Industries Inc. (l)                              7                              215
                                                                                             3,298
Media - 1.6%
     4kids Entertainment Inc. (b)                             3                              50
     Beasley Broadcasting Group Inc. - Class A (b)            1                              13
     Charter Communications Inc. - Class A (b) (l)            44                             52
     Citadel Broadcasting Corp. (b)                           7                              76
     Courier Corp.                                            2                              69
     Cox Radio Inc. - Class A (b)                             6                              93
     Crown Media Holdings Inc. (b)                            2                              21
     Cumulus Media Inc. - Class B (b)                         9                              101
     Emmis Communications - Class A (b) (l)                   4                              79
     Entercom Communications Corp. (b)                        6                              194
     Entravision Communications Corp. (b)                     12                             91
     Fisher Communications Inc. (b)                           1                              51
     Gemstar-TV Guide International Inc. (b)                  39                             140
     Gray Television Inc.                                     8                              95
     Hollinger International Inc. (l)                         10                             97
     Insight Communications Co. Inc. (b)                      7                              81
     Journal Communications Inc.                              4                              60
     Journal Register Co. (b)                                 7                              128
     Liberty Corp.                                            3                              94
     Lin TV Corp. (b)                                         5                              66
     Lodgenet Entertainment Corp. (b)                         2                              34
     Martha Stewart Living (b) (l)                            3                              102
     Media General Inc.                                       3                              226
     Mediacom Communications Corp. (b)                        11                             76
     Miva Inc. (b)                                            4                              20
     Nexstar Broadcasting Group - Class A (b)                 2                              10
     Outdoor Channel Holdings Inc. (b)                        1                              13
     Playboy Enterprises - Class B (b)                        4                              46
     Primedia Inc. (b)                                        23                             94
     Radio One Inc. (b)                                       13                             171
     Reader's Digest Association - Class A                    17                             280
     Regent Communications Inc. (b)                           5                              31
     Saga Communications Inc. (b)                             2                              35
     Salem Communications - Class A (b)                       1                              29
     Scholastic Corp. (b)                                     5                              203
     Sinclair Broadcast Group - Class A                       7                              68
     Spanish Broadcasting System - Class A (b)                6                              59
     Thomas Nelson Inc.                                       2                              38
     Value Line Inc.                                          -                              8
     World Wrestling Entertainment Inc.                       2                              21
     Young Broadcasting Inc. (b)                              2                              10
                                                                                             3,225
Metal Fabrication & Hardware - 0.7%
     Cazstle & Co. (b)                                        1                              9
     CIRCOR International Inc.                                3                              65
     Commercial Metals Co. (b)                                10                             231
     Dynamic Materials Corp. (b)                              -                              12
     Earle M Jorgensen Co.                                    3                              24
     Kaydon Corp.                                             5                              138
     Lawson Productions Inc.                                  1                              35
     Metals USA Inc. (b)                                      3                              64
     Mueller Industries Inc.                                  6                              160
     NN Inc.                                                  3                              36
     NS Group Inc. (b)                                        3                              112
     Quanex Corp. (l)                                         4                              228
     Sun Hydraulics Corp. (b) (l)                             -                              11
     Valmont Industries Inc.                                  3                              68
     Worthington Industries                                   11                             177
                                                                                             1,370
Mining - 0.7%
     Alpha Natural Resources Inc. (b)                         5                              122
     AMCOL International Corp.                                4                              67
     Brush Engineered Materials Inc. (b)                      3                              44
     Century Aluminum Co. (b)                                 4                              77
     Charles & Colvard Ltd. (b) (l)                           2                              37
     Coeur D'alene Mines Corp. (b)                            41                             151
     Compass Minerals International                           3                              61
     Foundation Coal Holdings Inc.                            4                              101
     Hecla Mining Co. (b)                                     20                             91
     James River Coal Co. (b)                                 2                              67
     Royal Gold Inc.                                          3                              57
     RTI International Metals Inc. (b)                        4                              114
     Stillwater Mining Co. (b)                                7                              51
     Titanium Metals Corp. (b) (l)                            1                              68
     USEC Inc.                                                14                             205
                                                                                             1,313
Office & Business Equipment - 0.2%
     General Binding Corp. (b)                                1                              16
     Global Imaging System Inc. (b)                           4                              129
     IKON Office Solutions Inc.                               19                             178
     Imagistics International Inc. (b)                        3                              75
     TRM Corp. (b) (l)                                        2                              29
                                                                                             427
Office Furnishings - 0.1%
     Compx International Inc.                                 -                              7
     Interface Inc.                                           8                              61
     Knoll Inc.                                               2                              36
     Virco Manufacturing (b)                                  1                              4
                                                                                             108
Oil & Gas Producers - 2.9%
     Atlas America Inc. (b) (l)                               -                              11
     ATP Oil & Gas Corp. (b)                                  3                              62
     Atwood Oceanics Inc. (b)                                 2                              128
     Berry Petroleum Co. - Class A                            3                              160
     Bill Barrett Corp. (b)                                   2                              62
     Bois D'arc Energy Inc. (b)                               2                              30
     Brigham Exploration Co. (b)                              5                              41
     Cabot Oil & Gas Corp. - Class A                          8                              294
     Callon Petroleum Co. (b)                                 2                              32
     Carrizo Oil & Gas Inc. (b)                               3                              45
     Cheniere Energy Inc. (b)                                 9                              286
     Cimarex Energy Co. (b)                                   13                             519
     Clayton Williams Energy Inc.                             1                              22
     Comstock Resources Inc. (b)                              6                              162
     Crosstex Energy Inc. (b) (l)                             1                              40
     Delta Petroleum Corp. (b)                                5                              65
     Denbury Resources Inc. (b) (l)                           1                              22
     Edge Petroleum Corp. (b)                                 3                              42
     Encore Acquisition Co. (b)                               5                              219
     Endeavour International Corp. (b) (l)                    8                              28
     Energy Partners Ltd. (b)                                 5                              141
     Frontier Oil Corp.                                       9                              263
     FX Energy Inc. (b) (l)                                   5                              58
     Gasco Energy Inc. (b)                                    8                              30
     Giant Industries Inc. (b)                                2                              76
     Goodrich Petroleum Corp. (b)                             1                              26
     Grey Wolf Inc. (b) (l)                                   31                             231
     Harvest Natural Resources Inc. (b) (l)                   6                              71
     Helmerich & Payne Inc.                                   -                              22
     Holly Corp.                                              4                              164
     Houston Exploration Co. (b)                              5                              254
     KCS Energy Inc. (b)                                      8                              143
     McMoRan Exploration Co. (b) (l)                          3                              57
     Meridian Resource Corp. (b)                              13                             62
     Mission Resources (b)                                    7                              60
     Parallel Petroleum Corp. (b)                             4                              36
     Parker Drilling Co. (b)                                  17                             117
     Penn Virginia Corp.                                      3                              141
     Petrohawk Energy Corp. (b) (l)                           3                              31
     Petroleum Development Corp. (b)                          3                              84
     Pioneer Drilling Co. (b)                                 3                              41
     Quicksilver Resources Inc. (b) (l)                       -                              23
     Remington Oil & Gas Corp. (b)                            4                              136
     Southwestern Energy Co. (b)                              -                              21
     Spinnaker Exploration Co. (b)                            4                              149
     St. Mary Land & Exploration (l)                          10                             278
     Stone Energy Corp. (b)                                   4                              196
     Swift Energy Co. (b)                                     5                              172
     Tesoro Corp. (b)                                         -                              20
     Tipperary Corp. (b)                                      2                              10
     Todco - Class A (b)                                      7                              186
     Toreador Resources Corp. (b)                             2                              49
     Tri-valley Corp. (b) (l)                                 3                              42
     Unit Corp. (b)                                           1                              24
     Vintage Petroleum Inc.                                   1                              22
     W&T Offshore Inc. (b)                                    2                              51
     Warren Resources Inc. (b)                                2                              23
     Whiting Petroleum Corp. (b)                              5                              172
                                                                                             5,952
Oil & Gas Services - 1.5%
     Cal Dive International Inc. (b)                          7                              342
     Carbo Ceramics Inc.                                      2                              178
     Dril-Quip Inc. (b)                                       1                              32
     Global Industries Ltd. (b)                               14                             116
     Gulf Island Fabrication Inc.                             1                              28
     Hanover Compressor Co. (b) (l)                           13                             149
     Hornbeck Offshore Services Inc. (b)                      2                              56
     Hydril Co. (b)                                           3                              169
     Input/Output Inc. (b)                                    11                             66
     Lone Star Technologies Inc. (b)                          5                              220
     Lufkin Industries Inc.                                   2                              86
     Markwest Hydrocarbon Inc. (b)                            1                              22
     Matrix Service Co. (b) (l)                               3                              12
     Maverick Tube Corp. (b)                                  7                              218
     Newpark Resources Inc. (b)                               15                             111
     Oceaneering International Inc. (b)                       4                              167
     Oil States International Inc. (b)                        7                              164
     RPC Inc.                                                 2                              38
     Seacor Holdings Inc. (b) (l)                             3                              199
     Superior Energy Services Inc. (b)                        13                             225
     Tetra Technologies Inc. (b)                              4                              126
     Universal Compression Holdings Inc. (b)                  3                              102
     Veritas DGC Inc. (b)                                     6                              159
     W-H Energy Services Inc. (b)                             4                              100
                                                                                             3,085
Packaging & Containers - 0.2%
     Chesapeake Corp                                          3                              68
     Crown Holdings Inc. (b)                                  1                              20
     Graphic Packaging Corp. (b)                              11                             40
     Grief Inc.                                               2                              147
     Silgan Holdings Inc.                                     2                              103
                                                                                             378
Pharmaceuticals - 3.7%
     Abgenix Inc. (b) (l)                                     15                             128
     Able Laboratories Inc. (b) (l)                           3                              10
     Acadia Pharmaceuticals Inc. (b)                          1                              9
     Accelrys Inc. (b)                                        4                              18
     Adolor Corp. (b)                                         6                              58
     Advancis Pharmaceutical Corp (b) (l)                     1                              2
     Alkermes Inc. (b)                                        15                             199
     Alpharma Inc. Class A                                    7                              102
     Amylin Pharmaceuticals Inc. (b) (l)                      17                             358
     Andrx Group (b)                                          12                             242
     Antigenics Inc. (b)                                      4                              21
     Array Biopharma Inc. (b)                                 5                              31
     Atherogenics Inc. (b) (l)                                6                              96
     Avanir Pharmaceuticals - Class A (b)                     15                             41
     Bentley Pharmaceuticals Inc. (b)                         2                              24
     Bioenvision Inc. (b) (l)                                 5                              39
     BioMarin Pharmaceuticals Inc. (b)                        11                             84
     BioScrip Inc. (b)                                        5                              28
     Bone Care International Inc. (b)                         3                              93
     Bradley Pharmaceuticals Inc. (b) (l)                     2                              21
     Caraco Pharmaceutical Laboratories Inc. (b)              2                              13
     Cell Therapeutics Inc. (b) (l)                           12                             32
     Connetics Corp. (b)                                      6                              97
     Conor Medsystems Inc. (b) (l)                            1                              20
     Corcept Therapeutics Inc. (b) (l)                        1                              3
     Corixa Corp. (b)                                         9                              40
     Cubist Pharmaceuticals Inc. (b)                          9                              123
     CV Therapeutics Inc. (b) (l)                             6                              136
     Cypress Bioscience Inc. (b)                              5                              70
     Dendreon Corp. (b) (l)                                   10                             54
     Depomed Inc. (b) (l)                                     3                              14
     Discovery Laboratories Inc. (b)                          10                             71
     Dov Pharmaceutical Inc. (b)                              3                              53
     Durect Corp. (b) (l)                                     5                              25
     Dusa Pharmaceuticals Inc. (b)                            3                              24
     Dyax Corp. (b)                                           4                              19
     Dynavax Technologies Inc. (b) (l)                        1                              3
     Eyetech Pharmaceuticals Inc. (b) (l)                     5                              63
     First Horizon Pharmaceutical Corp. (b)                   5                              88
     Genta Inc. (b)                                           8                              10
     Guilford Pharmaceuticals Inc. (b)                        7                              15
     HealthExtras Inc. (b)                                    3                              65
     Hi-tech Pharmacal Co. Inc. (b)                           -                              10
     Hollis-Eden Pharmaceuticals (b) (l)                      2                              15
     Idenix Pharmaceuticals Inc. (b) (l)                      2                              40
     Idevus Pharmaceuticals Inc.(b) (l)                       6                              16
     I-Flow Corp. (b)                                         3                              53
     Impax Laboratories Inc. (b)                              8                              128
     Inkine Pharmaceutical Co. Inc. (b)                       7                              23
     Inspire Pharmaceuticals Inc. (b)                         6                              54
     Isis Pharmaceuticals Inc. (b)                            8                              30
     Isolagen Inc. (b) (l)                                    3                              12
     Ista Pharmaceuticals Inc. (b)                            2                              15
     Kos Pharmaceuticals Inc. (b)                             -                              21
     Kv Pharmaceutical Co. - Class A (b) (l)                  6                              104
     Lannett Co. Inc. (b)                                     1                              4
     Ligand Pharmaceuticals - Class B (b)                     12                             84
     Mannatech Inc. (l)                                       2                              44
     Mannkind Corp. (b) (l)                                   3                              25
     Medarex Inc. (b)                                         18                             151
     Medicines Co. (b)                                        8                              188
     Medics Pharmaceutical Corp. (b) (l)                      9                              281
     MGI Pharma Inc. (b)                                      12                             253
     Nabi Biopharmaceuticals (b)                              10                             153
     Natures Sunshine Products Inc.                           2                              28
     NBTY Inc. (b)                                            9                              235
     NeighborCare Inc. (b)                                    7                              217
     Neopharm Inc. (b)                                        3                              25
     Neurocrine Biosciences Inc. (b)                          6                              252
     Neurogen Corp. (b)                                       4                              25
     New River Pharmaceuticals Inc. (b) (l)                   1                              28
     Nitromed Inc. (b)                                        2                              33
     Noven Pharmaceuticals Inc. (b)                           4                              73
     NPS Pharmaceuticals Inc. (b)                             6                              69
     Nutraceutical International Corp. (b)                    1                              16
     Nuvelo Corp. (b)                                         6                              49
     Omega Protein Corp. (b)                                  1                              4
     Onyx Pharmaceuticals Inc. (b)                            6                              139
     Pain Therapeutics Inc. (b)                               5                              37
     Par Pharmaceuticals Cos. Inc. (b)                        6                              181
     Penwest Pharmaceuticals Co. (b)                          3                              41
     Perrigo Co.                                              14                             198
     PetMed Express Inc. (b)                                  2                              12
     Pharmacyclics Inc. (b) (l)                               3                              20
     Pharmion Corp. (b)                                       4                              87
     Pozen Inc. (b)                                           4                              32
     Prestige Brands Holdings Inc. (b)                        5                              90
     Priority Healthcare Corp. - Class B (b)                  6                              145
     Progenics Pharmaceuticals (b)                            3                              61
     Renovis Inc. (b) (l)                                     3                              40
     Rigel Pharmaceuticals Inc. (b)                           3                              60
     Salix Pharmaceuticals Ltd. (b)                           6                              104
     Santarus (b)                                             1                              5
     Sciclone Pharmaceuticals Inc. (b) (l)                    6                              28
     Star Scientific Inc. (b) (l)                             4                              18
     Tanox Inc. (b)                                           4                              49
     Trimeris Inc. (b)                                        3                              27
     United Therapeutics Corp. (b)                            4                              174
     USANA Health Sciences Inc. (b)                           2                              77
     Valeant Pharmaceutical International (l)                 1                              18
     Viacell Inc. (b)                                         1                              14
     Vicuron Pharmaceuticals Inc. (b)                         9                              261
     Vion Pharmaceuticals Inc. (b) (l)                        12                             27
     Virbac Corp. (b)                                         1                              2
     Vivus Inc. (b)                                           4                              16
     Zymogenetrics Inc. (b)                                   3                              61
                                                                                             7,424
Pipelines - 0.0%
     Transmontaigne Inc. (b)                                  5                              53

Real Estate - 6.9%
     Aames Investment Corp.                                   7                              70
     Acadia Realty Trust                                      4                              81
     Affordable Residential Communities                       5                              60
     Agree Realty Corp. (b)                                   1                              28
     Alexander's Inc. (b)                                     -                              77
     Alexandria Real Estate Equites Inc.                      4                              259
     American Campus Communities Inc.                         2                              48
     American Financial Realty Trust                          1                              20
     American Hom Mortgage Investment Corp. (l)               6                              203
     AMLI Residential Properties Trust                        4                              132
     Anthracite Capital Inc.                                  9                              103
     Anworth Mortgage Asset Corp.                             8                              76
     Arbor Realty Trust Inc.                                  2                              54
     Ashford Hospitality Trust                                6                              63
     Avatar Holdings Inc. (b) (l)                             1                              37
     Bedford Property Investors                               3                              61
     Bimini Mortgage Management Inc.                          4                              51
     BioMed Realty Trust Inc.                                 6                              132
     Boykin Lodging Co. (b)                                   2                              28
     Brandywine Realty Trust                                  9                              282
     California Coastal Communities Inc. (b)                  1                              36
     Capital Automotive Reit                                  6                              238
     Capital Lease Funding Inc.                               4                              46
     Capital Trust Inc. - Class A                             2                              63
     Capstead Mortgage Corp. (l)                              3                              22
     Carramerica Realty Corp.                                 1                              20
     CB Richard Ellis Group Inc. (b)                          1                              24
     Cedar Shopping Centers Inc.                              4                              55
     Colonial Properties Trust                                6                              286
     Commercial Net Lease Realty                              9                              177
     Cons Tomoka Land Co.                                     1                              84
     Corporate Office Properties Trust SBI MD                 6                              182
     Correctional Properties Trust                            2                              56
     Cousins Properties Inc.                                  6                              177
     Criimi Mae Inc. (b) (l)                                  2                              48
     CRT Properties Inc.                                      5                              150
     Diamondrock Hospitality Co. (b)                          3                              37
     Digital Realty Trust Inc.                                3                              59
     Eastgroup Properties                                     4                              152
     ECC Capital Corp. (b)                                    9                              62
     Education Realty Trust Inc. (b)                          4                              71
     Entertainment Properties Trust                           4                              203
     Equity Inns Inc.                                         9                              126
     Equity Lifestyle Properties Inc.                         3                              130
     Equity One Inc.                                          6                              141
     Essex Property Trust Inc.                                -                              20
     Extra Space Storage Inc. (l)                             5                              71
     Felcor Suite Hotels Inc. (b)                             8                              121
     Fieldstone Investment Corp.                              8                              115
     First Industrial Realty Trust                            7                              276
     First Potomac Realty Trust (b)                           2                              60
     Gables Residential Trust                                 5                              217
     Getty Realty Corp.                                       3                              80
     Glenborough Realty Trust Inc.                            5                              111
     Glimcher Realty Trust                                    6                              167
     Global Signal Inc.                                       -                              17
     GMH Communities Trust                                    5                              72
     Government Properties Trust Inc. (l)                     4                              34
     Gramercy Capital Corp.                                   2                              59
     Healthcare Realty Trust Inc.                             1                              20
     Heritage Property Investment Trust (l)                   5                              164
     Hersha Hospitality Trust (b)                             3                              28
     Highland Hospitality Corp.                               6                              65
     Highwoods Properties Inc.                                9                              274
     Home Properties Inc.                                     6                              242
     Homebanc Corp.                                           9                              84
     IMPAC Mortgage Holdings Inc. (l)                         12                             232
     Inland Real Estate Corp.                                 11                             173
     Innkeepers USA Trust                                     7                              107
     Investors Real Estate Trust                              8                              73
     Jones Lang Lasalle Inc. (b)                              6                              258
     Kilroy Realty Corp.                                      5                              227
     Kite Realty Group Trust                                  3                              48
     Lasalle Hotel Properties                                 5                              171
     Lexington Corporate Properties Trust                     8                              196
     LTC Properties Inc.                                      4                              74
     Luminent Mortgage Capital Inc.                           6                              68
     Maguire Properties Inc.                                  6                              162
     MeriStar Hospitality Corp. (b) (l)                       15                             131
     MFA Mortgage Investments Inc.                            14                             102
     Mid-America Apartment Communities Inc.                   3                              138
     Mision West Properties                                   3                              29
     Mortgageit Holdings Inc.                                 2                              44
     National Health Investors Inc.                           4                              113
     National Health Realty (b)                               1                              22
     Nationwide Health Properties Inc.                        11                             271
     New Century Financial Corp. (l)                          -                              21
     Newcastle Investment Corp.                               7                              220
     Northstar Realty Finance Corp. (b)                       3                              28
     Novastar Financial Inc. (l)                              5                              182
     Omega Healthcare Investors Inc.                          8                              106
     One Liberty Properties Inc. (b)                          1                              10
     Origen Financial Inc.                                    1                              7
     Parkway Properties Inc.                                  2                              120
     Penn Real Estate Investment Trust                        6                              284
     Post Properties Inc.                                     7                              239
     Prentiss Properties Trust                                8                              280
     PS Business Parks Inc.                                   3                              121
     Rait Investment Trust                                    4                              134
     Ramco-Gershenson Properties                              3                              75
     Reading International Inc. - Class A (b)                 2                              14
     Realty Income Corp.                                      1                              20
     Redwood Trust Inc. (l)                                   3                              167
     Saul Centers Inc.                                        2                              68
     Saxon Capital Inc.                                       8                              143
     Senior Housing Prop Trust                                10                             190
     Sirva Inc. (b)                                           3                              27
     Sizeler Property Investors Inc. (b)                      2                              30
     Sovran Self Storage Inc.                                 3                              124
     Spirit Finance Corp. (b)                                 11                             133
     Strategic Hotel Capital Inc.                             5                              82
     Sun Communities Inc.                                     3                              98
     Sunstone Hotel Investors Inc.                            4                              99
     Tanger Factory Outlet Center                             5                              127
     Tarragon Corp. (l)                                       2                              41
     Taubman Centeres Inc.                                    9                              292
     Town & Country Trust                                     3                              88
     Trammell Crow Co. (b)                                    6                              134
     Trustreet Properties Inc.                                12                             195
     United Capital Corp. (b)                                 -                              13
     Universal Health Realty Income Trust                     2                              78
     Urstadt Biddle Properties Inc. - Class A                 4                              61
     U-Store-It Trust                                         5                              93
     Washington Real Estate Investment Trust                  7                              218
     Winston Hotels Inc.                                      4                              40
     ZipRealty Inc. (b)                                       1                              9
                                                                                             13,857
Retail - 6.6%
     99 Cents Only Stores (b) (l)                             8                              101
     AC Moore Arts & Crafts Inc. (b)                          2                              70
     Aeropostale Inc. (b)                                     9                              319
     AFC Enterprises (b)                                      3                              35
     America's Car-Mart Inc. (b)                              1                              33
     Asbury Automotive Group Inc. (b)                         2                              26
     Bebe Stores Inc.                                         1                              19
     Big 5 Sporting Goods Corp.                               3                              97
     Big Lots Inc. (b)                                        19                             246
     BJ's Restaurants Inc. (b)                                2                              49
     Blair Corp.                                              1                              51
     Blockbuster Inc. - Class A (b) (l)                       31                             285
     Bob Evans Farms Inc.                                     6                              137
     Bombay Co. Inc. (b)                                      6                              36
     Bon-Ton Stores Inc.                                      1                              15
     Brookstone Inc. (b)                                      3                              61
     Brown Shoe Co. Inc.                                      3                              116
     Buckle Inc.                                              1                              61
     Buffalo Wild Wings Inc. (b)                              1                              31
     Build-A-Bear Workshop Inc. (b) (l)                       1                              33
     Burlington Coat Factory Warehouse Corp.                  3                              128
     Cabela's Inc. - Class A (b) (l)                          5                              102
     Cache Inc. (b)                                           1                              22
     California Pizza Kitchen Inc. (b)                        3                              92
     Casey's General Stores Inc.                              8                              166
     Cash America International Inc.                          5                              101
     Casual Male Retail Group Inc. (b) (l)                    4                              31
     Cato Corp. - Class A                                     5                              99
     CBRL Group Inc.                                          -                              19
     CEC Entertainment Inc. (b)                               6                              269
     Charlotte Russe Holding Inc. (b)                         2                              30
     Charming Shoppes (b)                                     19                             180
     Children's Place Retail Stores Inc. (b)                  3                              158
     Christopher & Banks Corp.                                7                              119
     CKE Restaurants Inc. (b)                                 10                             137
     Coldwater Creek Inc. (b)                                 6                              148
     Conn's Inc. (b)                                          1                              24
     Cosi Inc. (b)                                            3                              21
     Cost Plus Inc. (b)                                       4                              96
     CSK Auto Inc. (b)                                        8                              130
     Dave & Buster's Inc. (b)                                 2                              32
     DEB Shops Inc.                                           1                              16
     Denny's Corp. (b)                                        13                             66
     Design Within Reach Inc. (b)                             2                              32
     Dick's Sporting Goods Inc. (b) (l)                       1                              23
     Domino's Pizza Inc.                                      5                              110
     Dress Barn Inc. (b)                                      4                              81
     Electronics Boutique Holdings Corp. (b)                  2                              125
     Factory 2-U Stores Inc. (b) (l)                          -                              -
  Finish Line - Class A                                       7                              133
     First Cash Financial Services Inc. (b)                   2                              41
     Footstar Inc. (b) (l)                                    2                              8
     Fred's Inc.                                              7                              110
     GameStop Corp. (b)                                       8                              240
     Gander Mountain Co. (b) (l)                              1                              10
     Genesco Inc. (b)                                         4                              132
     Goody's Family Clothing Inc.                             3                              24
     Group 1 Automotive Inc. (b)                              3                              80
     Guitar Center Inc. (b)                                   4                              259
     Hancock Fabrics Inc. (l)                                 3                              18
     Haverty Furniture                                        3                              45
     Hibbett Sporting Goods Inc. (b)                          4                              150
     HOT Topic Inc. (b) (l)                                   8                              150
     Ihop Corp.                                               3                              150
     Insight Enterprises Inc. (b)                             8                              164
     J. Jill Group Inc. (b)                                   3                              42
     Jack In The Box Inc. (b)                                 6                              232
     Jo-Ann Stores Inc. (b)                                   4                              101
     JOS A Bank Clothiers Inc. (b) (l)                        2                              90
     Kenneth Cole Productions Inc.                            2                              48
     Kirkland's Inc. (b)                                      2                              15
     Krispy Kreme Doughnuts Inc. (b) (l)                      9                              61
     Landry's Restaurants Inc.                                4                              111
     Linens `N Things Inc. (b)                                8                              180
     Lithia Motors Inc. - Class A                             2                              68
     Lone Star Steakhouse & Saloon Inc.                       3                              85
     Longs Drug Stores Corp.                                  5                              217
     Luby's Inc. (b)                                          3                              35
     MarineMax Inc. (b)                                       2                              61
     Men's Wearhouse Inc. (b)                                 1                              20
     Movado Group Inc.                                        2                              47
     Movie Gallery Inc. (l)                                   4                              110
     New York & Co. Inc. (b)                                  2                              34
     Nu Skin Enterprises Inc.                                 9                              219
     O'Charleys Inc. (b)                                      3                              60
     Pacific Sunwear of California Inc.                       12                             285
     Panera Bread Co. - Class A (b) (l)                       -                              19
     Pantry Inc. (b)                                          3                              102
     Papa John's International Inc. (b)                       2                              80
     Park City Corp. (b)                                      2                              20
     Payless Shoesource Inc. (b)                              12                             227
     PEP Boys-Manny Moe & Jack                                10                             131
     Petco Animal Supplies Inc. (b)                           9                              278
     PF Chang's China Bistro Inc. (b) (l)                     4                              254
     Pier 1 Imports Inc.                                      14                             198
     Rare Hospitality International Inc. (b)                  6                              175
     Red Robin Gourmet Burgers (b)                            2                              141
     Regis Corp.                                              7                              288
     Restoration Hardware Inc. (b)                            4                              30
     Retail Ventures Inc. (b)                                 2                              27
     Ruby Tuesday Inc.                                        11                             274
     Rush Enterprises Class A (b)                             1                              19
     Rush Enterprises Inc. (b)                                1                              17
     Ryan's Restaurant Group (b)                              7                              104
     School Specialty Inc. (b)                                4                              177
     Select Comfort Corp. (b)                                 6                              136
     Sharper Image Corp. (b) (l)                              2                              29
     Shoe Carnival Inc. (b)                                   1                              24
     Shopko Stores Inc.                                       5                              117
     Smart & Final Inc. (b)                                   2                              24
     Sonic Automotive Inc.                                    5                              96
     Sonic Corp. (b)                                          1                              21
     Sports Authority Inc. (b)                                4                              137
     Stage Stores Inc. (b)                                    3                              143
     Steak N Shake Co. (b)                                    4                              77
     Stein Mart Inc. (b)                                      4                              92
     Systemax Inc. (b)                                        2                              10
     Talbots Inc.                                             4                              116
     TBC Corp (b)                                             4                              102
     Texas Roadhouse Inc. - Class A (b)                       3                              114
     Too Inc. (b)                                             6                              134
     Tractor Supply Co. (b)                                   5                              269
     Trans World Entertainment Corp. (b)                      4                              42
     Triarc Cos. Inc. (l)                                     6                              87
     Tuesday Morning Corp. (b)                                4                              135
     United Auto Group Inc.                                   4                              126
     West Marine Inc. (b)                                     2                              37
     Wet Seal Inc. (b)                                        6                              38
     Wilsons The Leather Experts (b)                          3                              18
     World Fuel Services Corp.                                4                              93
     Zale Corp. (b)                                           9                              289
                                                                                             13,280
Savings & Loans - 1.9%
     Anchor Bancorp. Wisconsin Inc.                           3                              104
     Atlantic Coast Federal (b)                               1                              10
     BankAtlantic Bancorp. Inc.                               7                              136
     BankUnited Financial Corp. (b)                           5                              125
     Berkshire Hills Bancorp. Inc.                            1                              27
     Beverly Hills Bancorp. Inc.                              2                              21
     BFC Financial Corp. (b) (l)                              1                              10
     Brookline Bancorp. Inc.                                  10                             161
     CFS Bancorp. Inc.                                        1                              18
     Charter Financial Corp.                                  1                              20
     Citizens First Bancorp. Inc.                             1                              26
     Clifton Savings Bancorp. Inc.                            2                              22
     Commercial Capital Bancorp. Inc.                         7                              113
     Commercial Federal Corp.                                 7                              238
     Dime Community Bancshares                                5                              81
     Downey Financial Corp.                                   -                              19
     Fidelity Bankshares Inc.                                 3                              92
     First Financial Holdings Inc.                            2                              62
     First Niagara Financial Group Inc.                       20                             297
     First Place Financial                                    2                              46
     FirstFed Financial Corp. (b)                             3                              168
     Flagstar Bancorp. Inc. (l)                               5                              98
     Flushing Financial Corp.                                 3                              54
     Franklin Bank Corp. (b)                                  3                              54
     Harbor Florida Bancshares                                4                              132
     Horizon Financial Corp.                                  2                              40
     ITLA Capital Corp. (b)                                   1                              42
     Kearny Financial Corp. (b)                               4                              44
     K-Fed Bancorp. (l)                                       1                              10
     KNBT Bancorp. Inc.                                       5                              81
     MAF Bancorp. Inc.                                        5                              224
     MASSBANK Corp.                                           -                              13
     NASB Financial Inc.                                      -                              17
     Newalliance Bancshares Inc.                              19                             262
     Northwest Bancorp. Inc.                                  3                              73
     OceanFirst Financial Corp.                               1                              29
     Ocwen Financial Corp.                                    6                              44
     Parkvale Financial Corp.                                 1                              15
     Partners Trust Financial Group Inc.                      7                              77
     Pennfed Financial Services Inc.                          1                              24
     PFF Bancorp. Inc.                                        3                              101
     Provident Financial Holdings Inc.                        1                              26
     Provident Financial Services                             12                             215
     Provident New York Bancorp. (b)                          8                              99
     Sterling Financial Corp. (b)                             4                              148
     TierOne Corp.                                            3                              82
     United Community Financial                               4                              44
     Westfield Financial Inc.                                 1                              14
     WSFS Financial Corp.                                     1                              60
                                                                                             3,918
Semiconductors - 3.8%
     Actel Corp. (b)                                          5                              64
     ADE Corp. (b)                                            2                              47
     AMIS Holdings Inc. (b)                                   7                              95
     Amkor Technology Inc. (b)                                15                             67
     Applied Micro Circuits Corp. (b)                         49                             125
     Asyst Technologies Inc. (b)                              8                              37
     Atmel Corp. (b)                                          68                             161
     ATMI Inc. (b)                                            6                              188
     August Technology Corp. (b)                              3                              31
     Axcelis Technologies Inc. (b)                            17                             115
     Brooks Automation Inc. (b)                               7                              111
     Ceva Inc. (b)                                            2                              10
     Cirrus Logic Inc. (b)                                    14                             74
     Cohu Inc.                                                4                              71
     Conexant Systems Inc.                                    75                             120
     Credence Systems Corp. (b)                               16                             145
     Cypress Semiconductor Corp. (b) (l)                      22                             273
     Diodes Inc. (b)                                          1                              44
     DSP Group Inc. (b)                                       5                              121
     Emcore Corp. (b)                                         2                              9
     Emulex Corp. (b) (l)                                     14                             250
     Entegris Inc. (b)                                        9                              93
     ESS Technology (b)                                       6                              24
     Exar Corp. (b)                                           7                              103
     Fairchild Semiconductor International Inc. (b)           20                             291
     Formfactor Inc. (b)                                      6                              146
     Genesis Microchip Inc. (b)                               5                              101
     Helix Technology Corp.                                   4                              59
     Integrated Circuit Systems Inc. (b)                      11                             235
     Integrated Device Technology Inc. (b)                    18                             189
     Integrated Silicon Solutions Inc. (b)                    5                              40
     IXYS Corp. (b)                                           3                              47
     Kopin Corp. (b)                                          11                             58
     Kulicke & Soffa Industries Inc. (b) (l)                  9                              69
     Lattice Semiconductor Corp. (b)                          20                             89
     Leadis Technology Inc. (b)                               1                              7
     LTX Corp. (b)                                            10                             48
     Mattson Technology Inc. (b)                              7                              47
     Micrel Inc. (b)                                          12                             137
     Microsemi Corp. (b)                                      10                             194
     Microtune Inc. (b)                                       9                              44
     Mindspeed Technologies Inc. (b) (l)                      15                             19
     MIPS Technologies Inc. - Class A (b)                     7                              50
     MKS Instruments Inc. (b)                                 6                              94
     Monolithic Power Systems Inc. (b) (l)                    1                              8
     Monolithic System Technology Inc. (b)                    4                              18
     Mykrolis Corp. (b)                                       7                              103
     Netlogic Microsystems Inc. (b) (l)                       2                              30
     Omnivision Technologies Inc. (b) (l)                     9                              126
     ON Semiconductor Corp. (b)                               24                             109
     Pericom Semiconductor Corp. (b)                          4                              30
     Photroncis Inc. (b)                                      6                              133
     Pixelworks Inc. (b)                                      7                              63
     PLX Technology Inc. (b)                                  3                              34
     PMC - Sierra Inc. (b)                                    30                             280
     Portalplayer Inc. (b) (l)                                2                              44
     Power Integrations Inc. (b)                              5                              102
     Rambus Inc.                                              17                             222
     Rudolph Technologies Inc. (b)                            2                              31
     Semitool Inc. (b)                                        2                              23
     Semtech Corp. (b)                                        12                             199
     Sigmatel Inc. (b)                                        6                              96
     Silicon Image Inc. (b)                                   14                             140
     Silicon Laboratories Inc. (b) (l)                        7                              181
     Sirf Technology Holdings Inc. (b)                        5                              95
     Skyworks Solutions Inc. (b) (l)                          27                             202
     Staktek Holdings Inc. (b)                                1                              3
     Standard Microsystems Corp. (b)                          3                              72
     Supertex Inc. (b)                                        1                              25
     Tessera Technologies Inc. (b)                            7                              240
     Transwitch Corp. (b) (l)                                 13                             27
     Triquint Semiconductor Inc. (b)                          24                             81
     Ultratech Inc. (b)                                       4                              65
     Varian Semiconductor Equipment Associates Inc. (b)       6                              230
     Veeco Instruments Inc. (b) (l)                           4                              73
     Vitesse Semiconductor Corp. (b)                          35                             74
     Volterra Semiconductor Corp. (b) (l)                     2                              29
     Zoran Corp. (b)                                          7                              97
                                                                                             7,627
Software - 3.1%
     Actuate Corp. (b)                                        8                              15
     Acxiom Corp.                                             14                             301
     Advent Software Inc. (b)                                 4                              81
     Allscripts Healthcare Solutions Inc. (b) (l)             5                              76
     Altiris Inc. (b)                                         3                              50
     American Reprographics Co. (b)                           2                              26
     AMICAS Inc. (b)                                          7                              32
     Ansys Inc. (b)                                           5                              190
     Aspen Technology Inc. (b)                                6                              33
     Atari Inc.                                               2                              5
     Authentidate Holding Corp. (b) (l)                       4                              10
     Blackbaud Inc. (b)                                       1                              16
     Blackboard Inc. (b)                                      3                              63
     Borland Software Corp. (b)                               13                             90
     Bottomline Technologies Inc. (b)                         1                              10
     Callwave Inc. (b) (l)                                    1                              4
     Captaris Inc. (b)                                        5                              19
     CCC Information Services Group (b)                       2                              41
     Cerner Corp. (b) (l)                                     -                              22
     Computer Programs & Systems Inc.                         1                              42
     Concur Technologies Inc. (b) (l)                         4                              43
     CSG Systems International Inc. (b)                       9                              164
     Datastream Systems Inc. (b)                              2                              16
     Dendrite International Inc. (b)                          6                              88
     Digi International Inc. (b)                              4                              43
     Eclipsys Corp. (b)                                       6                              87
     Efunds Corp. (b)                                         8                              144
     Emageon Inc. (b)                                         2                              31
     Embarcado Technologies Inc. (b)                          3                              16
     Epicor Software Corp. (b)                                8                              108
     EPIQ Systems Inc. (b)                                    2                              34
     FalconStor Software Inc. (b) (l)                         4                              27
     Filenet Corp. (b)                                        7                              181
     Hyperion Solutions Corp. (b)                             -                              19
     IDX Systems Corp. (b)                                    4                              116
     Infocrossing Inc. (b) (l)                                3                              34
     Informatica Corp. (b)                                    15                             126
     infoUSA Inc. (b)                                         5                              59
     InPhonic Inc. (b) (l)                                    2                              38
     Intelidata Technologies Corp. (b)                        1                              -
     Inter-Tel Inc.                                           4                              68
     Intervideo Inc. (b)                                      1                              20
     JDA Software Group Inc. (b) (l)                          4                              49
     Keane Inc. (b)                                           9                              121
     Lawson Software Inc. (b) (l)                             9                              46
     Majesco Entertainment Co. (b) (l)                        1                              8
     Mantech International Corp. - Class A (b)                3                              92
     Manugistics Group Inc. (b)                               8                              15
     Mapinfo Corp. (b)                                        4                              40
     Micromuse Inc. (b)                                       14                             79
     MicroStrategy Inc. - Class A (b)                         3                              137
     Midway Games Inc. (b) (l)                                5                              53
     Moneygram International Inc.                             14                             271
     MRO Software Inc. (b)                                    3                              49
     NDCHealth Corp.                                          6                              115
     NetIQ Corp. (b)                                          10                             114
     Omnicell Inc. (b)                                        3                              27
     Onyx Software Corp. (b)                                  -                              1
     Open Solutions Inc. (b)                                  3                              64
     Opnet Technologies Inc. (b)                              2                              15
     Packeteer Inc. (b)                                       6                              79
     PalmSource Inc. (b)                                      2                              21
     Parametric Technology Corp.                              45                             286
     PDF Solutions Inc. (b)                                   2                              29
     Pegasystems Inc. (b)                                     2                              10
     Per-Se Technologies Inc. (b) (l)                         4                              77
     Petroquest Energy Inc. (b)                               5                              36
     Phase Forward Inc. (b)                                   4                              24
     Phoenix Technologies Ltd. (b)                            3                              27
     Pinnacle Systems Inc. (b)                                12                             68
     PLATO Learning Inc. (b)                                  4                              27
     Progress Software Corp. (b)                              6                              180
     QAD Inc.                                                 2                              15
     Quality Systems Inc. (b)                                 1                              56
     Quest Software Inc. (b) (l)                              10                             138
     Renaissance Learning Inc. (l)                            1                              20
     Salesforce.com Inc. (b)                                  1                              16
     Scansoft Inc. (b)                                        15                             55
     Schawk Inc.                                              2                              48
     Seachange International Inc. (b)                         4                              29
     Serena Software Inc. (b)                                 4                              82
     SPSS Inc. (b)                                            3                              51
     SS&C Technologies Inc.                                   2                              79
     Synnex Corp. (b)                                         1                              18
     Take-Two Interactive Software Inc. (b)                   1                              17
     THQ Inc. (b)                                             6                              188
     Transactions Systems Architects Inc. (b)                 7                              164
     Trident Microsystems Inc. (b)                            4                              92
     Ulticom Inc. (b)                                         2                              19
     Ultimate Software Group Inc. (b)                         4                              62
     Verifone Holdings Inc. (b)                               4                              58
     Verint Systems Inc. (b)                                  2                              62
     Wind River Systems Inc. (b)                              12                             186
     Witness Systems Inc. (b)                                 4                              78
                                                                                             6,281
Storage/Warehousing - 0.0%
     Mobile Mini Inc. (b)                                     3                              86


Telecommunications - 1.0%
     Allaska Communications Systems Group (l)                 3                              25
     Aspect Communications Inc. (b)                           7                              78
     Cincinnati Bell Inc. (b)                                 41                             177
     Commonwealth Telephone Enterprises Inc. (b)              4                              154
     CT Communications Inc.                                   3                              42
     Essex Corp. (b)                                          2                              57
     Fairpoint Communications Inc.                            4                              66
     General Communication - Class A (b)                      8                              74
     Globetel Communications (b) (l)                          9                              26
     Golden Telecom Inc. (b) (l)                              3                              102
     Hickory Technology Corp.                                 1                              10
     IDT Corp. - Class B (b)                                  9                              119
     Intrado Inc. (b)                                         3                              38
     Iowa Telecommunicatoins Services Inc.                    3                              59
     Level 3 Communications Inc. (b) (l)                      113                            230
     Mastec Inc. (b)                                          4                              32
     Premiere Global Services Inc. (b)                        11                             124
     RCN Corp. (b)                                            3                              80
     Shenandoah Telecommunications Co.                        1                              39
     Surewest Communications                                  2                              62
     Talk America Holdings Inc. (b)                           4                              41
     Telkonet Inc. (b) (l)                                    2                              10
     Time Warner Telecom - Class A (b)                        9                              55
     US Unwired Inc. (b)                                      20                             118
     USA Mobility Inc. (b)                                    4                              131
     Valor Communications Group Inc.                          5                              73
                                                                                             2,022
Telecommunications Equipment - 2.0%
     3Com Corp. (b)                                           64                             233
     Adaptec Inc. (b)                                         20                             76
     Adtran Inc.                                              11                             267
     Aeroflex Inc. (b)                                        11                             94
     Anaren Inc. (b)                                          3                              44
     Anixter International Inc. (b)                           5                              184
     Applied Signal Technology                                2                              31
     Arris Group Inc. (b)                                     14                             124
     Atheros Communications Inc. (b) (l)                      5                              38
     Avanex Corp. (b) (l)                                     12                             10
     Black Box Corp.                                          3                              93
     Broadwing Corp. (b) (l)                                  11                             51
     C-COR Inc. (b)                                           8                              52
     Ciena Corp. (b)                                          95                             199
     CommScope Inc. (b)                                       9                              163
     Comtech Telecommunications Corp. (b)                     4                              116
     Ditech Communications Corp. (b)                          5                              30
     Extreme Networks (b)                                     18                             72
     Finsar Corp. (b)                                         25                             27
     Foundry Networks Inc. (b)                                20                             171
     Harmonic Inc. (b)                                        12                             56
     Hypercom Corp. (b)                                       8                              53
     Ixia (b)                                                 5                              97
     KVH Industries Inc. (b) (l)                              2                              20
     MRV Communications Inc. (b) (l)                          19                             41
     Netgear Inc. (b)                                         5                              91
     Network Equipment Technologies Inc. (b)                  4                              22
     Newport Corp. (b)                                        7                              100
     NMS Communications Corp. (b)                             8                              21
     North Pittsburgh Systems Inc.                            3                              50
     Oplink Communications Inc.                               16                             27
     Optical Communication Products Inc. (b)                  2                              5
     Paradyne Networks Inc. (b)                               5                              10
     Parkervision Inc. (b) (l)                                1                              4
     Plantronics Inc.                                         8                              294
     Polycom Inc.                                             16                             244
     Safenet Inc. (b)                                         4                              142
     Sonus Networks Inc. (b) (l)                              38                             182
     Stratos Lightwave Inc. (b) (l)                           -                              1
     Sycamore Networks Inc. (b)                               29                             98
     Symmetricom Inc. (b)                                     7                              77
     Tekelec (b)                                              9                              154
     Terayon Communication Systems Inc. (b) (l)               13                             39
     Utstarcom Inc. (b) (l)                                   16                             118
     Westell Technologies Inc. (b)                            8                              45
     WJ Communications (b)                                    5                              8
     Zhone Technologies Inc. (b) (l)                          10                             32
                                                                                             4,106
Textiles - 0.1%
     Angelica Corp. (l)                                       2                              37
     Dixie Group Inc. (b)                                     2                              30
     G&K Services Inc. - Class A                              3                              115
     Innovo Group Inc. (b) (l)                                2                              3
     Unifirst Corp.                                           2                              65
                                                                                             250
Tobacco - 0.2%
     Alliance One International Inc. (b)                      13                             77
     Universal Corp.                                          4                              186
     Vector Group Ltd. (l)                                    4                              77
                                                                                             340
Toys & Hobbies - 0.2%
     Action Performance Cos. Inc.                             2                              20
     Department 56 Inc. (b)                                   2                              21
     Jakks Pacific Inc. (b)                                   4                              82
     Leapfrog Enterprises Inc. (b) (l)                        5                              58
     Rc2 Corp. (b)                                            3                              104
     Topps Co. Inc.                                           6                              65
                                                                                             350
Transportation - 1.6%
     ABX Air Inc. (b)                                         9                              71
     Alexander & Baldwin Inc.                                 -                              21
     Amerco Inc. (b)                                          2                              86
     Arkansas Best Corp.                                      4                              123
     Covenant Transport Inc. (b)                              1                              17
     Dynamex Inc. (b)                                         2                              27
     EGL Inc. (b)                                             7                              147
     Florida East Coast Industrials - Class A                 5                              228
     Forward Air Corp.                                        6                              159
     Frozen Food Express Industries Inc. (b)                  1                              10
     GATX Corp                                                8                              284
     Genesee & Wyoming Inc. - Class A (b)                     4                              98
     Greenbrier Cos. Inc.                                     1                              23
     Gulfmark Offshore Inc. (b)                               2                              65
     Heartland Express Inc.                                   8                              148
     Hub Group Inc. - Class A (b)                             3                              80
     Interpool Inc.                                           1                              29
     Kansas City Southern Industries Inc. (b)                 14                             280
     Kirby Corp. (b)                                          4                              165
     Knight Transportation Inc.                               6                              154
     Laidlaw International (b)                                1                              20
     Landstar System Inc. (b)                                 1                              19
     Maritrans Inc. (b)                                       1                              31
     Marten Transport Ltd. (b)                                2                              34
     Offshore Logistics (b)                                   3                              111
     Old Dominion Freight Line Inc. (b)                       3                              76
     Overnite Corp.                                           5                              202
     Overseas Shipholding Group                               -                              21


     Pacer International Inc. (b)                             6                              129
     PAM Transportation Services (b)                          1                              16
     Petroleum Helicopters Inc. (b) (l)                       -                              5
     Quality Distribution Inc. (b)                            1                              10
     Railamerica Inc. (b)                                     6                              72
     SCS Transportation Inc. (b)                              3                              45
     Seabulk International Inc. (b)                           1                              29
     Swift Transportation Co. Inc. (b)                        1                              19
     Universal Truckload Services Inc. (b)                    1                              16
     US Xpress Enterprises Inc. (b)                           1                              12
     USA Truck Inc. (b)                                       1                              20
     Werner Enterprises Inc.                                  8                              157
                                                                                             3,259
Water - 0.2%
     American States Water Co.                                3                              84
     California Water Service Group                           3                              109
     Connecticut Water Services Inc.                          1                              33
     Middlesex Water Co.                                      2                              37
     Pico Holdings Inc. (b)                                   1                              43
     SJW Corp.                                                1                              52
     Southwest Water Co. (l)                                  3                              35
                                                                                             393
Wireless Telecommunications - 0.8%
     Airspan Networks Inc. (b) (l)                            5                              25
     Alamosa Holdings Inc. (b)                                2                              22
     Audiovox Corp. (b)                                       3                              45
     Carrier Access Corp. (b)                                 3                              15
     Centennial Communications Corp. (b)                      4                              49
     Dobson Communications Corp. (b) (l)                      19                             80
     EMS Technologies Inc. (b)                                2                              23
     Endwave Corp. (b) (l)                                    1                              45
     Glenayre Technologies Inc. (b)                           9                              33
     Interdigital Communication Corp. (b)                     9                              163
     Jamdat Mobile Inc. (b) (l)                               2                              47
     Novatel Wireless Inc. (b)                                4                              44
     Powerwave Technologies Inc. (b) (l)                      18                             185
     Price Communications Corp. (b)                           8                              132
     Remec Inc. (b)                                           5                              29
     RF Micro Devices Inc.                                    31                             169
     SBA Communications Corp. (b)                             12                             158
     Spectralink Corp.                                        3                              31
     Stratex Networks Inc. (b)                                14                             24
     Suncom Wireless Holdings - Class A (b)                   6                              12
     Syniverse Holdings Inc. (b)                              3                              41
     Ubiquitel Inc. (b)                                       12                             98
     Viasat Inc. (b)                                          4                              72
     Wireless Facilities Inc. (b)                             8                              50
                                                                                             1,592

     Total Common Stocks (cost $175,802)                                                     192,780

Short Term Investments - 15.0%
Money Market Funds - 4.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a) (n)         8,529                          8,529

Securities Lending Collateral - 10.5%
     Mellon GSL Delaware Business Trust Collateral Fund (n)   21,289                         21,289

 U.S. Treasury Bills - 0.2%
     US Treasury Bill, 2.947%, 09/08/05 (m)                   $410                           408

     Total Short Term Investments (cost $30,226)                                             30,226

Total Investments - 110.5% (cost $206,028)                                                   223,006
Other Assets and Liabilities, Net -  (10.5%)                                                 (21,214)
Total Net Assets - 100%                                                                      $201,792

JNL/Oppenheimer Global Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           21.4%
     Consumer, Non-cyclical                                   18.7%
     Financial                                                16.4%
     Technology                                               11.0%
     Industrial                                               9.6%
     Energy                                                   8.9%
     Consumer, Cyclical                                       8.6%
     Money Market Investment                                  2.8%
     Diversified                                              1.5%
     Utilities                                                1.1%
                                                              100.0%

Common Stocks - 96.6%
Advertising - 0.5%
     JC Decaux SA (b)                                         37                             $935
     WPP Group Plc                                            82                             841
                                                                                             1,776
Aerospace & Defense - 4.2%
     Boeing Co.                                               21                             1,379
     Empresa Brasileira de Aeronautica SA - ADR               71                             2,358
     European Aeronautic Defense and Space Co.                78                             2,488
     Lockheed Martin Corp.                                    18                             1,148
     Northrop Grumman Corp.                                   19                             1,033
     Ratheon Co.                                              44                             1,702
                                                                                             10,108
Apparel - 0.6%
     Coach Inc. (b)                                           44                             1,470

Auto Manufacturers - 0.7%
     Toyota Motor Corp.                                       49                             1,761

Banks - 7.3%
     Anglo Irish Bank Corp. Plc (b)                           111                            1,379
     Australia And New Zealand Banking Group Ltd.             34                             569
     Bayerische Hypo-und Vereinsbank AG (b)                   33                             861
     Credit Suisse Group (b)                                  28                             1,109
     HSBC Holdings Plc                                        149                            2,374
     ICICI Bank Ltd. - ADR                                    88                             1,933
     Northern Trust Corp.                                     52                             2,352
     Resona Holdings Inc.                                     453                            839
     Royal Bank of Scotland Group Plc                         136                            4,117
     Societe Generale - Class A                               21                             2,132
                                                                                             17,665
Beverages - 1.5%
     Cia De Bebidas Das Americas (b)                          8                              212
     Companhia De Bebidas Das Americas - ADR                  42                             1,288
     Fomento Economico Mexicano SA de CV                      214                            1,274
     Grupo Modelo SA                                          293                            912
                                                                                             3,685
Biotechnology - 2.9%
     Affymetrix Inc. (b) (l)                                  31                             1,683
     Amgen Inc. (b)                                           34                             2,056
     Genentech Inc. (b) (l)                                   19                             1,557
     Genzyme Corp.                                            19                             1,118
     Human Genome Sciences Inc. (b)                           23                             261
     Millennium Pharmaceuticals Inc. (b)                      21                             191
     Nektar Therapeutics (b)                                  10                             168
                                                                                             7,034
Commercial Services - 0.1%
     Nektar Therapeutics (b) (e)                              11                             150

Computers - 1.5%
     Cadence Design Systems Inc. (b) (l)                      66                             904
     International Business Machines Corp.                    25                             1,880
     Sun Microsystems Inc. (b)                                260                            968
                                                                                             3,752
Cosmetics & Personal Care - 1.1%
     Gillette Co.                                             38                             1,944
     Shiseido Co. Ltd.                                        54                             680
                                                                                             2,624
Diversified Financial Services - 4.6%
     American Express Co.                                     44                             2,326
     Charles Schwab Corp.                                     66                             748
     Citigroup Inc.                                           15                             698
     Credit Saison Co. Ltd.                                   36                             1,186
     JPMorgan Chase & Co.                                     57                             2,012
     MBNA Corp.                                               57                             1,490
     Morgan Stanley                                           52                             2,739
                                                                                             11,199
Electric - 0.6%
     Energias De Portugal SA                                  266                            671
     Fortum Oyj                                               46                             736
                                                                                             1,407
Electrical Components & Equipment - 0.9%
     Samsung Electronics Co. Ltd.                             5                              2,201

Electronics - 2.3%
     Applied Biosystems Group - Applera Corp                  37                             724
     Keyence Corp.                                            5                              1,109
     Koninklijke Philips Electronics NV                       102                            2,586
     Murata Manufacturing Co. Ltd.                            17                             847
     Omron Corp.                                              10                             220
                                                                                             5,486
Engineering & Construction - 0.2%
     JGC Corp.                                                36                             441

Entertainment - 0.7%
     International Game Technology                            56                             1,585

Food - 1.0%
     Cadbury Schweppes Plc                                    249                            2,378

Gas - 0.5%
     GAIL India Ltd.                                          18                             94
     Hong Kong & China Gas                                    596                            1,210
                                                                                             1,304
Hand & Machine Tools - 0.2%
     Nidec Corp.                                              4                              401

Healthcare - 2.8%
     Cie Generale d'Optique Essilor International SA          13                             906
     Hoya Corp.                                               11                             1,299
     Medtronic Inc.                                           11                             559
     Quest Diagnostics Inc.                                   41                             2,173
     Smith & Nephew Plc                                       199                            1,967
                                                                                             6,904
Holding Companies - Diversified - 1.5%
     Hutchison Whampoa Ltd.                                   105                            945
     LVMH Moet Hennessy Louis Vuitton SA                      36                             2,769
                                                                                             3,714
Home Furnishings - 1.0%
     Sony Corp.                                               74                             2,549

Household Products - 2.4%
     Hindustan Lever Ltd.                                     394                            1,482
     Reckitt Benckiser Plc                                    149                            4,401
                                                                                             5,883
Insurance - 3.4%
     ACE Ltd.                                                 48                             2,167
     Allianz AG                                               20                             2,346
     Berkshire Hathaway Inc. (b)                              1                              1,503
     Everest Re Group Ltd.                                    9                              865
     Manulife Financial Corp.                                 28                             1,341
                                                                                             8,222
Internet - 2.0%
     Amazon.Com Inc. (b) (l)                                  21                             698
     Ebay Inc. (b)                                            86                             2,822
     Trend Micro Inc.                                         26                             906
     Yahoo Japan Corp. (b)                                    -                              489
                                                                                             4,915
Investment Companies - 0.7%
     Investor AB - Class B (b)                                58                             791
     Macquarie Airports                                       331                            900
                                                                                             1,691
Leisure Time - 0.4%
     Carnival Corp.                                           19                             1,031

Manufacturing - 1.3%
     Nikon Corp.                                              89                             1,000
     Siemens AG                                               30                             2,160
                                                                                             3,160
Media - 5.7%
     Grupo Televisa SA - ADR                                  33                             2,036
     Pearson Plc                                              126                            1,484
     Reed Elsevier Plc                                        107                            1,021
     Singapore Press Holdings                                 439                            1,117
     Sirius Satellite Radio (b) (l)                           824                            5,336
     Television Broadcasts Ltd.                               311                            1,754
     ZEE Telefilms Ltd.                                       340                            1,216
                                                                                             13,964
Office & Business Equipment - 0.3%
     Canon Inc.                                               16                             839

Oil & Gas Producers - 7.8%
     BP Plc - ADR                                             30                             1,885
     Burlington Resources Inc.                                24                             1,348
     Chevron Corp.                                            35                             1,952
     Encana Corp.                                             53                             2,084
     ENI SpA                                                  40                             1,042
     GlobalSantaFe Corp.                                      66                             2,709
     Husky Energy Inc.                                        75                             2,976
     Oil & Natural Gas Corp. Ltd.                             13                             310
     Total SA                                                 4                              1,014
     Transocean Inc. (b)                                      68                             3,665
                                                                                             18,985
Oil & Gas Services - 1.1%
     Neste Oil (b)                                            8                              207
     Technip-coflexip SA                                      52                             2,398
                                                                                             2,605
Pharmaceuticals - 7.0%
     Chugai Pharmaceutical Co. Ltd.                           57                             875
     Eli Lilly & Co.                                          12                             663
     Express Scripts Inc. (b)                                 25                             1,230
     Eyetech Pharmaceuticals Inc. (b) (l)                     20                             246
     Gilead Sciences Inc.                                     52                             2,292
     Novartis AG                                              30                             1,414
     Pfizer Inc.                                              49                             1,358
     Roche Holding AG                                         23                             2,924
     Sanofi-synthelabo SA                                     52                             4,240
     Shionogi & Co. Ltd.                                      94                             1,209
     Wyeth                                                    13                             565
                                                                                             17,016
Retail - 4.6%
     Circuit City Stores Inc.                                 61                             1,055
     Dixons Group Plc                                         568                            1,597
     Gap Inc.                                                 39                             776
     Gus Plc                                                  37                             587
     Hesses & Mauritz AB - Class B                            137                            4,811
     Industria De Diseno Textil SA                            23                             593
     Starbucks Corp. (b)                                      25                             1,292
     Tiffany & Co.                                            18                             593
                                                                                             11,304
Semiconductors - 3.2%
     Advanced Micro Devices Inc. (b) (l)                      143                            2,480
     Altera Corp. (b)                                         31                             618
     Cree Inc. (b) (l)                                        20                             520
     International Rectifier Corp. (b)                        13                             630
     National Semiconductor Corp.                             58                             1,271
     Silicon Laboratories Inc. (b) (l)                        12                             307
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR        215                            1,960
                                                                                             7,786
Shipbuilding - 0.5%
     Hyundai Heavy Industries                                 25                             1,272

Software - 5.0%
     Electronic Arts Inc.                                     6                              357
     IMS Health Inc.                                          40                             981
     Infosys Technologies Ltd.                                58                             3,133
     Intuit Inc. (b)                                          22                             997
     Microsoft Corp.                                          97                             2,417
     Novell Inc. (b)                                          201                            1,246
     SAP AG                                                   16                             2,744
     Square Enix Co. Ltd. (b)                                 9                              258
                                                                                             12,133
Telecommunications - 2.7%
     France Telecom SA                                        67                             1,971
     KDDI Corp.                                               1                              2,966
     Tele Norte Leste Participacoes SA (b)                    104                            1,712
                                                                                             6,649
Telecommunications Equipment - 2.5%
     Cisco Systems Inc. (b)                                   68                             1,301
     Corning Inc. (b)                                         168                            2,790
     Enterasys Networks Inc. (b) (l)                          1                              1
     Juniper Networks Inc. (b)                                32                             801
     Tandberg ASA                                             105                            1,125
                                                                                             6,018
Tobacco - 0.4%
     Altria Group Inc.                                        10                             647
     ITC Ltd.                                                 9                              326
                                                                                             973
Transportation - 0.4%
     Peninsular & Oriental Steam                              188                            1,068

Venture Capital - 0.4%
     3i Group Plc                                             87                             1,060

Wireless Telecommunications - 7.7%
     Qualcomm Inc.                                            51                             1,690
     SK Telecom Co. Ltd. - ADR  (e) (l)                       117                            2,381
     Telefonaktiebolaget LM Ericsson                          2,176                          6,994
     Vodafone Group Plc                                       3,158                          7,698
                                                                                             18,763

     Total Common Stocks (cost $197,406)                                                     234,932

Preferred Stocks - 0.5%
Auto Manufacturers - 0.5%
     Porsche AG                                               2                              1,263

     Total Preferred Stocks (cost $906)                                                      1,263

Short Term Investments - 13.9%
Money Market Funds - 2.8%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             6,800                          6,800

Securities Lending Collateral - 11.1%
     Mellon GSL Delaware Business Trust Collateral Fund       26,931                         26,931

     Total Short Term Investments (cost $33,731)                                             33,731

Total Investments - 111.0% (cost $232,043)                                                   269,926
Other Assets and Liabilities, Net -  (11.0%)                                                 (26,766)
Total Net Assets - 100%                                                                      $243,160

JNL/Oppenheimer Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Technology                                               22.1%
     Communications                                           19.8%
     Consumer, Non-cyclical                                   18.5%
     Consumer, Cyclical                                       16.9%
     Energy                                                   7.5%
     Financial                                                7.3%
     Industrial                                               7.2%
     Money Market Investment                                  0.7%
                                                              100.0%

Common Stocks - 99.1%
 Apparel - 1.0%
     Polo Ralph Lauren Corp.                                  6                              $267

Auto Parts & Equipment - 1.1%
     Autoliv Inc.                                             6                              276

Beverages - 1.7%
     PepsiCo Inc.                                             8                              431

Biotechnology - 4.6%
     Amgen Inc. (b)                                           4                              254
     Genentech Inc. (b)                                       8                              658
     Genzyme Corp.                                            4                              240
                                                                                             1,152
Commercial Services - 0.9%
     Apollo Group Inc. - Class A (l)                          3                              219

Computers - 6.0%
     Apple Computer Inc. (b)                                  10                             372
     Cognizant Tech Solutions Corp. (b)                       5                              250
     EMC Corp. (b)                                            60                             823
     Sun Microsystems Inc. (b)                                19                             70
                                                                                             1,515
Cosmetics & Personal Care - 2.0%
     Colgate-Palmolive Co.                                    4                              210
     Gillette Co.                                             1                              25
     Proctor & Gamble Co.                                     5                              280
                                                                                             515
Diversified Financial Services - 3.6%
     American Express Co.                                     7                              351
     Goldman Sachs Group Inc.                                 2                              245
     Legg Mason Inc.                                          3                              312
                                                                                             908
Healthcare - 5.1%
     Guidant Corp.                                            1                              67
     Johnson & Johnson                                        5                              306
     Kinetic Concepts Inc. (b)                                4                              246
     Varian Medical Systems Inc. (b)                          18                             656
                                                                                             1,275
Insurance - 3.7%
     Aflac Inc.                                               5                              229
     AMBAC Financial Group Inc.                               2                              126
     American International Group Inc.                        10                             581
                                                                                             936
Internet - 5.9%
     Ebay Inc. (b)                                            12                             399
     Google Inc. - Class A (b)                                2                              471
     Opsware Inc. (b)                                         7                              34
     VeriSign Inc. (b)                                        9                              267
     Yahoo! Inc. (b)                                          9                              319
                                                                                             1,490
Leisure Time - 0.9%
     Carnival Corp.                                           4                              224

Manufacturing - 5.5%
     3M Co.                                                   4                              268
     General Electric Corp.                                   27                             918
     Tyco International Ltd.                                  7                              199
                                                                                             1,385
Media - 2.4%
     Comcast Corp. - Class A (b)                              11                             350
     Walt Disney Co.                                          10                             262
                                                                                             612
Oil & Gas Producers - 5.5%
     Amerada Hess Corp.                                       4                              373
     Apache Corp. (l)                                         6                              381
     Noble Energy Inc.                                        5                              356
     Transocean Inc. (b)                                      5                              264
                                                                                             1,374
Oil & Gas Services - 2.0%
     Schlumberger Ltd.                                        7                              501

Pharmaceuticals - 4.2%
     Abbott Laboratories                                      7                              319
     Eli Lilly & Co.                                          5                              251
     Gilead Sciences Inc.                                     11                             479
                                                                                             1,049
Retail - 13.9%
     Abercrombie & Fitch Co. - Class A                        2                              131
     Best Buy Co. Inc.                                        4                              260
     Chico's FAS Inc. (b) (l)                                 10                             350
     Home Depot Inc.                                          15                             599
     Kohl's Corp. (b)                                         7                              375
     Staples Inc.                                             27                             584
     Starbucks Corp. (b)                                      4                              227
     Target Corp.                                             11                             582
     Urban Outfitters Inc. (b)                                2                              125
     Williams-Sonoma Inc. (b)                                 7                              257
                                                                                             3,490
Semiconductors - 6.2%
     Broadcom Corp. - Class A (b)                             11                             380
     Intel Corp.                                              15                             401
     International Rectifier Corp. (b)                        6                              277
     Maxim Integrated Products Inc.                           6                              237
     Texas Instruments Inc.                                   9                              264
                                                                                             1,559
Software - 9.8%
     Adobe Systems Inc.                                       9                              246
     Autodesk Inc.                                            6                              217
     Mercury Interactive Corp. (b) (l)                        9                              330
     Microsoft Corp.                                          49                             1,205
     NAVTEQ Corp. (b)                                         4                              138
     SAP AG - ADR                                             8                              325
                                                                                             2,461
Telecommunications - 2.4%
     Amdocs Ltd. (b)                                          7                              188
     Neustar Inc. - Class A (b)                               4                              110
     Sprint Corp. (l)                                         12                             304
                                                                                             602
Telecommunications Equipment - 6.2%
     Avaya Inc. (b)                                           16                             131
     Cisco Systems Inc. (b)                                   42                             801
     Comverse Technology Inc. (b)                             4                              99
     Corning Inc. (b)                                         33                             540
                                                                                             1,571
Transportation - 1.7%
     FedEx Corp.                                              3                              211
     UTI Worldwide Inc.                                       3                              216
                                                                                             427
Wireless Telecommunications - 2.8%
     Motorola Inc.                                            16                             299
     Nokia Corp. - Class A - ADR                              13                             208
     Qualcomm Inc.                                            6                              191
                                                                                             698

     Total Common Stocks (cost $23,260)                                                      24,936

Short Term Investments - 4.5%
Money Market Funds - 0.7%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             187                            187

Securities Lending Collateral - 3.8%
     Mellon GSL Delaware Business Trust Collateral Fund       945                            945

     Total Short Term Investments (cost $1,132)                                              1,132

Total Investments - 103.6% (cost $24,392)                                                    26,068
Other Assets and Liabilities, Net -  (3.6%)                                                  (899)
Total Net Assets - 100%                                                                      $25,169


JNL/PIMCO Total Return Bond Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Mortgage Securities                                      46.2%
     Financial                                                23.0%
     Government                                               20.5%
     Asset Backed Securities                                  3.1%
     Energy                                                   3.0%
     Money Market Investment                                  1.5%
     Consumer, Cyclical                                       0.9%
     Technology                                               0.6%
     Communications                                           0.6%
     Industrial                                               0.5%
     Utilities                                                0.1%
                                                              100.0%

Preferred Stocks - 0.5%
Banks - 0.4%
     DG Funding Trust, 4.80% (b) (e)                          -                              $2,136

Sovereign - 0.1%
     Fannie Mae, 7.00% (b)                                    9                              483

     Total Preferred Stocks (cost $2,537)                                                    2,619

Options - 0.0%
     Eurodollar Future Put Option, Expiration
      September 2005,  Strike Price $94.50 EUR                1                              -
     Eurodollar Future Put Option, Expiration
     September 2005,  Strike Price $94.87 EUR                 -                              -

     Total Options (cost $6)                                                                 -

Corporate Bonds - 11.9%
Apparel - 0.1%
     Bank of America Mortgage Securities,
     6.50%, 10/25/31$434                                      448

Asset Backed Securities - 6.2%
     aaiPharma Inc., 3.414%, 11/26/35 (e)                     2,094                          2,098
     Aames Mortgage Investments Trust, 3.394%, 07/25/35       196                            196
     Ameriquest Mortgage Securities Inc., 3.584%,
        08/25/32 (g)                                          4                              4
     Amortizing Residential Collateral Trust,
        3.604%, 07/25/32 (g)                                  15                             15
     Banc of America Funding Corp., 4.118%, 05/25/35          1,200                          1,186
     Bank of America Mortgage Securities, 6.50%, 09/25/33     161                            163
     Bear Stearns Adjustable Rate Mortgage Trust
     4.314%, 11/25/30 (g)                                     18                             18
     5.259%, 10/25/32 (g)                                     24                             24
     5.345%, 02/25/33 (g)                                     161                            163
     5.63%, 02/25/33 (g)                                      90                             91
     5.081%, 04/25/33                                         369                            366
     4.72%, 01/25/34 (g)                                      999                            982
     Bear Stearns Alternate Trust, 05/25/35, 5.448% (g)       2,035                          2,073
     Capital Auto Receivables Asset Trust,
     3.23%, 06/15/06 (e) (g)                                  253                            253
     Carrington Mortgage Loan Trust, 3.24%, 06/25/35          500                            500
     Centex Home Equity, 3.414%, 03/25/34                     147                            147
     Citibank Omni Master Trust
     3.5181%, 08/18/09                                        4,000                          4,001
     3.7681%, 11/17/09                                        3,700                          3,705
     Countrywide Home Loan Servicing LP
     3.46%, 12/25/22                                          903                            903
     3.58%, 05/25/34                                          850                            848
     Credit Based Asset Servicing And Securitization LLC
     3.44%, 09/25/21                                          142                            142
     3.63%, 06/25/32 (g)                                      42                             42
     Equity One Inc.
     3.594%, 11/25/32 (g)                                     220                            220
     3.424%, 07/25/34 (g)                                     451                            451
     First Nationwide Trust, 3.91%, 09/25/31 (g)              1                              1
     Home Equity Mortgage Trust, 3.46%, 12/25/34              512                            512
     Household Home Equity Loan Trust, 3.78%, 10/20/32 (g)    623                            624
     IMPAC Medical Systems Inc., 3.564%, 04/25/34             645                            644
     IndyMac Bancorp. Inc., 6.65%, 01/25/32 (g)               4                              4
     Irwin Financial Corp., 3.689%, 06/25/21 (e) (g)          12                             12
     Mellon Residential Funding Corp., 3.92%, 10/20/29 (g)    695                            698
     Mellon Residual Funding Corp., 3.46%, 06/15/30           1,400                          1,399
     Mid-State Trust, 8.33%, 04/01/30 (g)                     26                             28
     Nelnet Student Loan Trust, 3.151%, 04/25/11 (g)          321                            321
     Park Place Securities Inc., 3.514%, 10/25/34             400                            400
     Prime Mortgage Trust
     3.714%, 02/25/19 (g)                                     82                             82
     3.714%, 02/25/34 (g)                                     327                            328
     Residential Asset Mortgage Products, 3.56%, 02/25/34     1,750                          1,753
     Small Business Administration Particification Certificates,
     5.13%, 09/01/23                                          92                             95
     5.52%, 06/01/24                                          1,805                          1,893
     Sequenom Inc., 3.77%, 10/19/26 (g)                       441                            441
     Structured Asset Securities Corp.
     3.76%, 06/25/17 (g)                                      48                             49
     3.79%, 03/25/31 (g)                                      14                             14
     6.13%, 02/25/32 (g)                                      9                              9
     3.75%, 09/19/32 (g)                                      545                            546
     3.60%, 01/25/33 (g)                                      13                             13
     Torrens Trust, 3.48%, 07/15/31 (e) (g)                   71                             71
     Washington Mutual Financial Corp., 3.75%, 08/25/42 (g)   1,790                          1,798
     Washington Mutual Inc.
     5.38%, 02/25/31 (g)                                      89                             90
     5.13%, 10/25/32 (g)                                      139                            140
     Wells Fargo Mortgage Backed Securities Trust,
     3.474%, 06/25/19                                         157                            157
                                                                                             30,713
Auto Manufacturers - 0.2%
     DaimlerChrysler NA Holdings Inc., 3.89%, 05/24/06 (l)    900                            902

Banks - 0.5%
     Banque Cent De Tunisie, 7.50%, 08/06/09 (e)              300                            424
     Citigroup Global Markets Holding Inc., 3.41%, 03/07/08   1,700                          1,699
     Fifth Third Bank, 7.75%, 08/15/10                        500                            502
                                                                                             2,625
Chemicals - 0.0%
     Dow Chemical Co., 8.04%, 07/02/05                        8                              8

Diversified Financial Services - 4.0%
     American General Finance Corp., 3.4919%, 03/23/07        300                            300
     BNP Paribas SA, 5.186%, 06/29/49 (e)                     1,500                          1,517
     Credit Suisse First Boston Corp., 3.72%,
        03/25/32 (e) (g)                                      329                            330
     Ford Motor Credit Co.
     3.5725%, 07/07/05                                        1,800                          1,799
     7.60%, 08/01/05 (l)                                      3,100                          3,108
     6.875%, 02/01/06                                         2,300                          2,323
     5.80%, 01/12/09                                          4,100                          3,892
     General Motors Acceptance Corp.
     7.50%, 07/15/05                                          1,300                          1,301
     4.39%, 10/20/05                                          2,100                          2,102
     GSAMP Trust, 3.50%, 10/25/33                             1,152                          1,153
     UFJ Finance Aruba AEC, 6.75%, 07/15/13                   300                            335
     Vendee Mortgage Trust Co., 6.50%, 09/15/24               1,204                          1,289
                                                                                             19,449
Electric - 0.1%
     Pacific Gas & Electric Co., 3.82%, 04/03/06 (l)          400                            400

Electronics - 0.0%
     Parker Hannifin Employee Stock Ownership Trust,
     6.34%, 07/15/08 (e)                                      96                             99

Pipelines - 0.5%
     El Paso Corp.
     8.05%, 10/15/30 (l)                                      1,000                          990
     7.80%, 08/01/31                                          1,500                          1,459
                                                                                             2,449
Telecommunications - 0.2%
     Qwest Services Corp., 7.625%, 06/15/15 (e)               900                            919
     Sprint Capital Corp., 6.00%, 01/15/07                    100                            102
                                                                                             1,022

     Total Corporate Bonds (cost $56,732)                                                    58,114

Government Securities - 60.8%
Asset Backed Securities - 0.0%
     Freddie Mac, 3.838%, 11/15/30 (g)                        16                             16
     Small Business Administration Participants
     7.45%, 08/01/10                                          32                             35
     6.29%, 01/01/21                                          69                             73
                                                                                             124
Sovereign - 7.6%
     Bonos Y Oblig Del Estado, 4.20%, 01/31/37 (b)            300                            397
     Bundesrepublic Deutschland
     5.625%, 01/04/28                                         400                            631
     5.50%, 01/04/31                                          1,400                          2,213
     Canadian Government Bond
     5.75%, 06/01/33                                          400                            404
     3.00%, 12/01/36                                          207                            211
     Federal Republic of Brazil
     10.50%, 07/14/14                                         400                            473
     8.875%, 10/14/19                                         100                            106
     11.00%, 08/17/40                                         350                            421
     France Government Bond, 4.00%, 04/25/55                  300                            387
     Republic of Brazil
     4.25%, 04/15/06 (g)                                      32                             32
     9.23%, 06/29/09 (g)                                      100                            116
     4.31%, 04/15/12 (g)                                      741                            713
     8.00%, 04/15/14                                          2,480                          2,541
     Republic of Panama
     9.375%, 07/23/12                                         200                            242
     9.375%, 01/16/23                                         200                            247
     8.875%, 09/30/27                                         200                            239
     Republic of Peru
     9.125%, 02/21/12                                         600                            702
     9.875%, 02/06/15                                         600                            743
     Republic of South Africa, 9.125%, 05/19/09               100                            116
     Russian Federation,
     (Step-Up Bond), 5.00%, 03/31/30 (d) (h)                  3,100                          3,461
     Spanish Government Bond, 5.75%, 07/30/32                 500                            818
     United Mexican States
     0.00%, 06/30/06 (g)                                      6,886                          177
     0.00%, 06/30/07 (g)                                      4,850                          116
     8.375%, 01/14/11                                         200                            233
     6.375%, 01/16/13                                         250                            268
     8.125%, 12/30/19                                         500                            614
     8.00%, 09/24/22                                          800                            980
     8.30%, 08/15/31                                          1,400                          1,743
                                                                                             36,931
Treasury Inflation Index Securities - 1.9%
     US Treasury Inflation Indexed Note
     3.375%, 01/15/07                                         100                            127
     1.625%, 01/15/15 (l)                                     700                            711
     2.375%, 01/15/25 (l)                                     5,400                          6,103
     3.625%, 04/15/28 (l)                                     1,300                          2,102
                                                                                             9,043
U.S. Government Agencies - 47.1%
     Fannie Mae, 3.319%, 09/22/06                             1,700                          1,699
     Fannie Mae Grantor Trust, 3.34%, 11/28/35                565                            564
     Fannie Mae Whole Loan, 6.50%, 12/25/42                   210                            219
     Federal Home Loan Mortgage Corp.
     6.00%, 03/01/16                                          147                            151
     6.00%, 08/01/16                                          60                             62
     5.00%, 11/01/18                                          803                            813
     6.25%, 08/25/22                                          4                              4
     7.00%, 05/15/23                                          796                            844
     6.00%, 10/01/32                                          378                            379
     6.00%, 03/01/33                                          479                            491
     6.00%, 08/01/33                                          206                            211
     Federal National Mortgage Association
     5.00%, TBA (c)                                           14,000                         13,969
     5.50%, TBA (c)                                           43,000                         43,578
     4.50%, TBA (c)                                           500                            498
     5.00%, TBA (c)                                           1,000                          1,011
     5.50%, 11/01/13                                          16                             17
     5.50%, 03/01/16                                          188                            193
     6.00%, 04/01/16                                          264                            273
     6.00%, 05/01/16                                          90                             93
     6.00%, 08/01/16                                          42                             43
     6.00%, 09/01/16                                          36                             38
     6.00%, 11/01/16                                          173                            179
     5.50%, 12/01/16                                          440                            452
     5.50%, 01/01/17                                          163                            168
     6.00%, 02/01/17                                          33                             34
     5.50%, 03/01/17                                          144                            148
     6.00%, 03/01/17                                          195                            202
     6.00%, 04/01/17                                          147                            152
     6.00%, 05/01/17                                          41                             42
     5.50%, 10/01/17                                          119                            122
     6.00%, 10/01/17                                          129                            134
     5.50%, 11/01/17                                          82                             85
     5.00%, 05/01/18                                          24                             24
     5.00%, 06/01/18                                          457                            462
     5.00%, 08/01/18                                          2,190                          2,216
     5.00%, 09/01/18                                          1,126                          1,139
     5.00%, 10/01/18                                          646                            653
     5.00%, 01/01/19                                          724                            733
     5.00%, 02/01/19                                          292                            295
     5.00%, 04/01/19                                          652                            660
     5.00%, 06/01/19                                          1,865                          1,887
     5.00%, 10/01/19                                          2,261                          2,287
     5.00%, 12/01/19                                          2,421                          2,449
     4.50%, 02/01/20                                          479                            477
     5.50%, 11/01/32                                          2,894                          2,936
     5.50%, 01/01/33                                          876                            889
     6.00%, 03/01/33                                          80                             82
     5.00%, 04/25/33                                          1,564                          1,544
     5.50%, 11/01/33                                          872                            885
     5.50%, 01/01/34                                          127                            129
     5.50%, 02/01/34                                          2,015                          2,044
     5.50%, 03/01/34                                          715                            725
     5.50%, 04/01/34                                          7,999                          8,116
     5.50%, 05/01/34                                          1,794                          1,821
     5.50%, 06/01/34                                          3,501                          3,551
     5.50%, 09/01/34                                          3,913                          3,969
     5.50%, 11/01/34                                          2,121                          2,152
     6.50%, 11/01/34                                          411                            425
     5.50%, 12/01/34                                          10,348                         10,494
     5.50%, 01/01/35                                          9,362                          9,495
     5.50%, 02/01/35                                          56,587                         57,393
     5.50%, 03/01/35                                          15,741                         15,965
     5.50%, 04/01/35                                          8,010                          8,123
     5.50%, 05/01/35                                          1,680                          1,702
     5.50%, 06/01/35                                          499                            506
     3.904%, 09/01/40 (g)                                     79                             81
     3.664%, 03/25/44                                         2,031                          2,032
     FHA St. Regis Nursing Home, 7.50%, 03/01/32              194                            196
     Freddie Mac
     5.367%, 07/01/27 (g)                                     6                              6
     4.50%, 03/15/34                                          6,558                          5,951
     4.50%, 04/15/34                                          6,534                          5,938
     Government National Mortgage Association
     3.375%, 05/20/26 (g)                                     191                            194
     4.38%, 02/20/27 (g)                                      20                             20
     3.375%, 04/20/30 (g)                                     48                             49
     3.375%, 05/20/30 (g) (l)                                 40                             41
     3.75%, 02/20/32 (g)                                      473                            476
     4.00%, 02/20/32 (g)                                      285                            289
     RFCSP Strip Principal Only, 10/15/20 (k)                 400                            202
                                                                                             228,581
U.S. Treasury Securities - 4.2% U.S. Treasury Bond
     7.875%, 02/15/21                                         1,400                          1,982
     6.00%, 02/15/26                                          6,600                          8,132
     5.50%, 08/15/28 (l)                                      2,000                          2,355
     U.S. Treasury Note
     4.875%, 02/15/12                                         5,600                          5,947
     4.75%, 05/15/14                                          1,900                          2,016
                                                                                             20,432

     Total Government Securities (cost $291,166)                                             295,111

Municipals - 1.5%
     Illinois State Series A Municipal, 5.00%, 03/01/34       200                            210
     New York City Series J Municipal, 5.00%, 03/01/30        300                            317
     New York City Water & Sewer - Class C, 5.00%, 06/15/31   3,200                          3,409
     State of Texas, 6.90%, 04/01/35                          300                            317
     Tobacco Settlement Funding Corp.
     6.125%, 06/01/24                                         500                            534
     6.75%, 06/01/39                                          2,400                          2,680

     Total Municipals (cost $6,996)                                                          7,467

Short Term Investments - 42.4%
Banks - 0.3%
     Rabobank USA Corp., 3.105%, 08/09/05                     1,300                          1,296

Commercial Paper - 3.4%
     Swedbank Inc., 3.12%, 08/03/05                           3,700                          3,689
     Westpac Capital Corp., 3.33%, 10/03/05 (f)               12,900                         12,788
                                                                                             16,477
Diversified Financial Services - 19.9%
     Bank of Ireland
     3.18%, 08/22/05                                          12,500                         12,443
     3.19%, 08/22/05                                          1,300                          1,294
     Danske Corp.
     3.02%, 07/15/05                                          8,000                          7,991
     3.11%, 08/05/05                                          600                            598
     3.18%, 08/24/05 (f)                                      5,000                          4,976
     Dexia Delaware Inc., 3.235%, 08/12/05                    2,400                          2,391
     Fortis Funding LLC, 3.27%, 09/23/05                      11,700                         11,611
     General Electric Corp.
     3.09%, 07/25/05                                          1,300                          1,297
     3.29%, 09/09/05 (f)                                      1,500                          1,490
     Ixis Corp., 3.08%, 07/19/05                              3,300                          3,295
     Rabobank USA Corp.
     3.36%, 07/01/05                                          1,000                          1,000
     3.105%, 08/08/05 (f)                                     12,200                         12,160
     Skandi Ensk Bank
     3.04%, 07/14/05                                          1,000                          999
     3.07%, 07/14/05                                          300                            300
     3.17%, 08/18/05                                          5,200                          5,178
     3.18%, 08/19/05                                          300                            299
     3.31%, 09/15/05 (f)                                      6,300                          6,256
     Spintab AB
     3.08%, 08/11/05                                          300                            299
     3.18%, 09/01/05                                          1,800                          1,790
     Stadshypotek AB, 3.115%, 07/25/05                        3,800                          3,792
     Svenska Handelsbank, 3.16%, 08/03/05                     2,500                          2,486
     UBS Finance LLC
     3.39%, 07/01/05                                          800                            800
     3.02%, 07/22/05                                          5,900                          5,890
     3.115%, 07/25/05                                         500                            499
     3.185%, 09/06/05 (f)                                     6,300                          6,263
     3.255%, 09/26/05                                         1,000                          992
                                                                                             96,389
Money Market Funds - 1.5%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             7,132                          7,132

Oil & Gas Producers - 2.7%
     Total Fina Elf, 3.37%, 07/01/05                          $13,200                        13,200

Securities Lending Collateral - 3.8%
     Mellon GSL Delaware Business Trust Collateral Fund       18,327                         18,327

U.S. Government Agencies - 10.3% Federal Home Loan Bank Discount Note,
     2.60%, 07/01/05                                          $10,700                        10,700
     Federal Home Loan Mortgage Corp.
     3.07%, 08/01/05                                          3,000                          2,992
     3.225%, 09/09/05                                         2,300                          2,286
     Federal National Mortgage Association
     2.65%, 07/01/05                                          13,200                         13,200
     3.14%, 08/24/05 (f)                                      12,600                         12,541
     3.175%, 08/31/05                                         3,800                          3,780
     3.36%, 11/30/05                                          4,600                          4,535
                                                                                             50,034
U.S. Treasury Bills - 0.5% U.S. Treasury Bill
     2.92%, 09/01/05 (m)                                      550                            547
     2.93%, 09/15/05 (m)                                      1,665                          1,655
                                                                                             2,202

     Total Short Term Investments (cost $205,057)                                            205,057

Total Investments - 117.1% (cost $562,494)                                                   568,368
Other Assets and Liabilities, Net -  (17.1%)                                                 (82,939)
Total Net Assets - 100%                                                                      $485,429

JNL/Putnam Equity Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                29.6%
     Consumer, Non-cyclical                                   19.5%
     Consumer, Cyclical                                       14.5%
     Energy                                                   10.2%
     Technology                                               9.4%
     Communications                                           9.3%
     Industrial                                               5.4%
     Basic Materials                                          1.3%
     Utilities                                                0.8%
                                                              100.0%

Common Stocks - 99.0%
Advertising - 0.3%
     Omnicom Group Inc.                                       11                             $870

Aerospace & Defense - 0.0%
     Boeing Co.                                               -                              13
     Lockheed Martin Corp.                                    1                              31
     United Technologies Corp.                                -                              10
                                                                                             54
Airlines - 0.8%
     JetBlue Airways Corp. (b)                                25                             505
     Southwest Airlines Co.                                   60                             832
                                                                                             1,337
Apparel - 0.9%
     Coach Inc. (b)                                           13                             443
     Nike Inc. - Class B                                      12                             1,005
                                                                                             1,448
Auto Parts & Equipment - 0.3%
     Autoliv Inc.                                             12                             530

Banks - 6.3%
     Bank of America Corp.                                    35                             1,605
     Commerce Bancorp. Inc. (l)                               129                            3,922
     Investors Financial Services Corp. (l)                   43                             1,634
     US Bancorp.                                              94                             2,751
                                                                                             9,912
Biotechnology - 1.7%
     Amgen Inc. (b)                                           45                             2,697
     Biogen Idec Inc. (b)                                     -                              9
     Genzyme Corp.                                            -                              18
                                                                                             2,724
Building Materials - 1.1%
     Masco Corp.                                              53                             1,671

Chemicals - 0.3%
     E.I. du Pont de Nemours & Co.                            1                              43
     PPG Industries Inc.                                      8                              496
                                                                                             539
Commercial Services - 3.1%
     Accenture Ltd.                                           18                             408
     Alliance Data Systems Corp. (b) (l)                      24                             961
     Apollo Group Inc. - Class A (b)                          21                             1,674
     Cendant Corp.                                            63                             1,414
     Equifax Inc.                                             10                             350
     R.R. Donnelley & Sons Co.                                1                              17
                                                                                             4,824
Computers - 5.0%
     Apple Computer Inc. (b)                                  60                             2,191
     Dell Inc. (b)                                            92                             3,647
     EMC Corp. (b)                                            44                             606
     Hewlett-Packard Co.                                      35                             825
     Lexmark International Inc. (b)                           -                              19
     Sandisk Corp. (b)                                        25                             593
                                                                                             7,881
Cosmetics & Personal Care - 0.4%
     Avon Products Inc.                                       17                             643
     Estee Lauder Cos. Inc.                                   1                              27
                                                                                             670
Diversified Financial Services - 14.4%
     Bear Stearns Cos. Inc.                                   19                             1,953
     Capital One Financial Corp. (l)                          47                             3,765
     Chicago Mercantile Exchange Holdings Inc.                4                              1,093
     Countrywide Financial Corp.                              89                             3,421
     Doral Financial Corp.                                    21                             351
     Fannie Mae                                               60                             3,498
     Freddie Mac                                              31                             2,042
     Goldman Sachs Group Inc.                                 18                             1,847
     Lehman Brothers Holdings Inc.                            27                             2,710
     Morgan Stanley                                           22                             1,139
     Providian Financial Corp. (b)                            45                             788
                                                                                             22,607
Electric - 0.8%
     AES Corp. (b)                                            70                             1,150
     Dominion Resources Inc.                                  -                              29
     Entergy Corp.                                            -                              38
     PG&E Corp                                                1                              49
     Sierra Pacific Resources (b) (l)                         2                              20
     Wisconsin Energy Corp.                                   -                              15
                                                                                             1,301
Electronics - 0.4%
     Amphenol Corp. - Class A                                 15                             603
     Flextronics International Ltd. (b)                       1                              15
                                                                                             618
Food - 0.3%
     Safeway Inc.                                             20                             445
     Supervalu Inc.                                           1                              33
                                                                                             478
Healthcare - 5.6%
     Aetna Inc.                                               7                              551
     Becton Dickinson & Co.                                   9                              449
     HCA Inc.                                                 22                             1,218
     Humana Inc.                                              12                             489
     Johnson & Johnson                                        59                             3,849
     Medtronic Inc.                                           1                              31
     Pacificare Health Systems Inc. (b)                       6                              400
     St. Jude Medical Inc. (b)                                -                              17
     Triad Hospitals Inc.                                     -                              11
     UnitedHealth Group Inc.                                  36                             1,851
     WellPoint Inc. (b)                                       -                              14
                                                                                             8,880
Home Builders - 1.2%
     Lennar Corp. (l)                                         7                              431
     NVR Inc. (l)                                             2                              1,378
                                                                                             1,809
Home Furnishings - 0.4%
     Whirlpool Corp.                                          8                              561

Insurance - 7.9%
     ACE Ltd.                                                 25                             1,142
     American International Group Inc.                        125                            7,273
     Everest Re Group Ltd.                                    30                             2,799
     PMI Group Inc.                                           33                             1,286
                                                                                             12,500
Internet - 3.8%
     Ebay Inc. (b)                                            49                             1,611
     Google Inc. - Class A (b)                                2                              500
     IAC/InterActiveCorp (b) (l)                              17                             402
     Symantec Corp.                                           84                             1,834
     Yahoo! Inc. (b)                                          46                             1,590
                                                                                             5,937
Iron & Steel - 0.4%
     United States Steel Corp. (b) (l)                        17                             584

Leisure Time - 2.4%
     Harley Davidson Inc. (l)                                 40                             2,004
     Royal Caribbean Cruises Ltd. (l)                         27                             1,286
     Sabre Holdings Corp.                                     21                             421
                                                                                             3,711
Lodging - 0.5%
     Las Vegas Sands Corp. (b) (l)                            23                             836

Machinery - 1.0%
     Caterpillar Inc.                                         9                              867
     Cummins Inc. (l)                                         9                              671
                                                                                             1,538
Manufacturing - 2.5%
     3M Co.                                                   -                              14
     Eastman Kodak Co. (l)                                    37                             991
     Parker Hannifin Corp.                                    13                             806
     Tyco International Ltd.                                  73                             2,128
                                                                                             3,939
Media - 1.2%
     Comcast Corp. - Class A (b)                              23                             697
     McGraw-Hill Cos. Inc.                                    28                             1,221
     Walt Disney Co.                                          1                              25
                                                                                             1,943
Mining - 0.6%
     Alcoa Inc.                                               15                             402
     BHP Billiton Plc                                         43                             550
                                                                                             952
Office & Business Equipment - 0.7%
     Xerox Corp. (b)                                          79                             1,084

Oil & Gas Producers - 10.1%
     Amerada Hess Corp.                                       16                             1,704
     Apache Corp.                                             1                              37
     Chevron Corp.                                            34                             1,918
     Devon Energy Corp.                                       23                             1,176
     Exxon Mobil Corp.                                        108                            6,200
     GlobalSantaFe Corp.                                      1                              53
     Marathon Oil Corp.                                       34                             1,831
     Occidental Petroleum Corp.                               8                              577
     Suncor Energy Inc.                                       5                              237
     Valero Energy Corp.                                      20                             1,590
     XTO Energy Inc.                                          15                             510
                                                                                             15,833
Packaging & Containers - 0.0%
     Sealed Air Corp.                                         1                              30

Pharmaceuticals - 5.7%
     AmerisourceBergen Corp.                                  -                              21
     Cardinal Bergen Health Inc.                              22                             1,244
     Eli Lilly & Co.                                          -                              11
     Express Scripts Inc. (b)                                 13                             650
     Medco Health Solutions Inc. (b)                          26                             1,409
     Merck & Co. Inc.                                         40                             1,229
     Pfizer Inc.                                              131                            3,620
     Teva Pharmaceutical Industries Ltd. - ADR                27                             830
     Wyeth                                                    1                              27
                                                                                             9,041
Retail - 7.8%
     Abercrombie & Fitch Co. - Class A                        -                              14
     Autozone Inc. (b)                                        5                              508
     Best Buy Co. Inc.                                        27                             1,851
     Borders Group Inc.                                       13                             323
     Dillard's Inc. - Class A                                 15                             342
     Home Depot Inc.                                          63                             2,431
     Kohl's Corp. (b)                                         1                              34
     Lowe's Cos. Inc.                                         29                             1,691
     McDonald's Corp.                                         38                             1,055
     Michaels Stores Inc.                                     7                              306
     Office Depot Inc.                                        54                             1,222
     Outback Steakhouse Inc.                                  -                              18
     Sears Holdings Corp. (b)                                 1                              165
     Staples Inc.                                             53                             1,122
     Yum! Brands Inc.                                         24                             1,266
                                                                                             12,348
Savings & Loans - 0.6%
     Washington Mutual Inc.                                   25                             1,005

Semiconductors - 0.1%
     Applied Materials Inc.                                   2                              29
     Freescale Semiconductor Inc. (b)                         2                              50
     Intel Corp.                                              3                              70
                                                                                             149
Software - 3.5%
     Adobe Systems Inc.                                       37                             1,059
     Autodesk Inc.                                            19                             663
     Automatic Data Processing Inc.                           -                              13
     Citrix Systems Inc. (b)                                  43                             925
     Fair Isaac Inc.                                          25                             909
     Mercury Interactive Corp. (b) (l)                        10                             395
     Microsoft Corp.                                          3                              62
     Oracle Corp. (b)                                         116                            1,528
     Red Hat Inc. (b) (l)                                     1                              16
                                                                                             5,570
Telecommunications - 0.9%
     BellSouth Corp.                                          -                              8
     SBC Communications Inc.                                  1                              27
     Sprint Corp. (l)                                         1                              35
     Verizon Communications                                   37                             1,270
                                                                                             1,340
Telecommunications Equipment - 2.7%
     Cisco Systems Inc. (b)                                   225                            4,292

Tobacco - 2.4%
     Altria Group Inc.                                        51                             3,301
     Loews Corp.                                              16                             526
                                                                                             3,827
Transportation - 0.3%
     Yellow Roadway Corp. (b)                                 10                             493
Wireless Telecommunications - 0.0%
     Nextel Communications Inc. (b)                           1                              32
     Qualcomm Inc.                                            1                              26
                                                                                             58

     Total Common Stocks (cost $143,484)                                                     155,724

Short Term Investments - 13.5%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             1                              1

Repurchase Agreement - 0.5%
     Repurchase Agreement with Bank of America Securities,
     3.35%, (Collateralized by $775 Federal National Mortgage
     Association Discount Note, 0.00%, due 07/12/05 market value
      $754) acquired on 06/30/05, due 07/01/05 at $739        $739                           739

Securities Lending Collateral - 13.0%
     Mellon GSL Delaware Business Trust Collateral Fund       20,460                         20,460

     Total Short Term Investments (cost $21,200)                                             21,200

Total Investments - 112.5% (cost $164,684)                                                   176,924
Other Assets and Liabilities, Net -  (12.5%)                                                 (19,625)
Total Net Assets - 100%                                                                      $157,299

JNL/Putnam Midcap Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   26.8%
     Technology                                               19.1%
     Consumer, Cyclical                                       17.9%
     Industrial                                               12.6%
     Energy                                                   8.3%
     Communications                                           7.6%
     Financial                                                6.2%
     Basic Materials                                          1.5%
                                                              100.0%

Common Stocks - 100.5%
Advertising - 1.6%
     Getty Images Inc. (b)                                    6                              $438

Aerospace & Defense - 1.1%
     L-3 Communicaitons Holdings Inc.                         5                              352

Apparel - 1.8%
     Coach Inc. (b)                                           11                             363
     Timberland Co. - Class A (b)                             3                              116
     VF Corp.                                                 2                              97
                                                                                             576
Auto Parts & Equipment - 1.2%
     Autoliv Inc.                                             9                              399

Banks - 0.6%
     Commerce Bancorp. Inc. (l)                               7                              203

Biotechnology - 3.2%
     Charles River Laboratories International Inc. (b)        7                              352
     Clegene Corp. (b)                                        2                              98
     Genzyme Corp.                                            10                             595
                                                                                             1,045
Building Materials - 1.4%
     Vulcan Materials Co.                                     7                              448

Chemicals - 0.1%
     Georgia Gulf Corp.                                       1                              43

Commercial Services - 5.1%
     Alliance Data Systems Corp. (b)                          5                              195
     Apollo Group Inc. - Class A (b)                          3                              219
     Career Education Corp. (b)                               1                              48
     Corporate Executive Board Co.                            4                              345
     Equifax Inc.                                             11                             386
     Moody's Corp.                                            8                              364
     Strayer Education Inc.                                   1                              95
                                                                                             1,652
Computers - 4.5%
     Apple Computer Inc. (b)                                  14                             519
     Logitech International SA (b)                            1                              83
     Network Appliance Inc. (b)                               14                             387
     Sandisk Corp. (b)                                        20                             482
                                                                                             1,471
Diversified Financial Services - 4.1%
     Bear Stearns Cos. Inc.                                   6                              572
     Capital One Financial Corp. (l)                          1                              112
     Nelnet Inc. - Class A (b)                                13                             419
     Providian Financial Corp. (b)                            14                             240
                                                                                             1,343
Electrical Components & Equipment - 0.3%
     Ametek Inc.                                              2                              88

Electronics - 1.0%
     Amphenol Corp. - Class A                                 6                              253
     Dolby Laboratories Inc. - Class A (b)                    3                              60
                                                                                             313
Food - 0.4%
     Whole Foods Market Inc.                                  1                              130

Forest Products & Paper - 0.8%
     Louisiana-Pacific Corp.                                  11                             263

Hand & Machine Tools - 2.0%
     Black & Decker Corp.                                     7                              638

Healthcare - 14.1%
     Advanced Medical Optics Inc. (b)                         -                              -
     Coventry Health Care Inc. (b)                            5                              347
     CR Bard Inc.                                             8                              499
     Dade Behring Holdings Inc. (b)                           4                              260
     Edwards Lifesciences Corp. (b)                           12                             503
     Idexx Laboratories Inc. (b)                              1                              81
     Kindred Healthcare Inc. (b)                              5                              194
     Kinetic Concepts Inc. (b)                                3                              162
     Laboratory Corp. of America Holdings (b)                 10                             509
     Pacificare Health Systems Inc. (b)                       6                              393
     Quest Diagnostics Inc.                                   3                              181
     Respironics Inc. (b)                                     10                             354
     Sierra Health Services Inc.                              1                              50
     St. Jude Medical Inc. (b)                                6                              257
     Varian Medical Systems Inc. (b)                          15                             575
     WellPoint Inc. (b)                                       3                              216
                                                                                             4,581
Home Builders - 2.0%
     NVR Inc. (b) (l)                                         1                              486
     Toll Brothers Inc. (b)                                   2                              173
                                                                                             659
Home Furnishings - 1.0%
     Harman International Industries Inc.                     4                              317

Household Products - 2.0%
     Scotts Miracle-Gro Co. (b)                               1                              100
     Toro Co.                                                 7                              286
     Yankee Candle Co. Inc. (b)                               8                              270
                                                                                             656
Insurance - 1.5%
     Everest Re Group Ltd.                                    2                              167
     WR Berkley Corp.                                         9                              313
                                                                                             480
Internet - 3.4%
     McAfee Inc. (b)                                          13                             331
     Symantec Corp.                                           20                             443
     VeriSign Inc. (b)                                        8                              232
     Websense Inc. (b)                                        2                              91
                                                                                             1,097
Machinery - 3.6%
     Cummins Inc.                                             4                              284
     Graco Inc.                                               7                              238
     IDEX Corp. (l)                                           7                              274
     Terex Corp. (b)                                          9                              370
                                                                                             1,166
Media - 1.0%
     XM Satellite Radio Holdings - Class A (b) (l)            10                             330

Mining - 0.5%
     Phelps Dodge Corp.                                       2                              167

Oil & Gas Producers - 6.8%
     Amerada Hess Corp.                                       5                              490
     Burlington Resources Inc.                                12                             652
     Newfield Exploration Co. (b)                             11                             435
     Sunoco Inc.                                              6                              625
                                                                                             2,202
Oil & Gas Services - 1.5%
     BJ Services Co.                                          10                             499

Packaging & Containers - 0.5%
     Ball Corp.                                               4                              158

Pharmaceuticals - 1.8%
     Allergan Inc.                                            1                              119
     Barr Laboratories Inc.                                   4                              210
     Cephalon Inc. (b) (l)                                    1                              56
     Kos Pharmaceuticals Inc. (b)                             3                              183
                                                                                             568
Retail - 10.3%
     Abercrombie & Fitch Co. - Class A                        5                              357
     Aeropostale Inc. (b)                                     4                              136
     American Eagle Outfitters Inc.                           18                             539
     Autozone Inc. (b)                                        2                              222
     Claire's Stores Inc.                                     23                             563
     Darden Restaurants Inc.                                  10                             313
     Michaels Stores Inc.                                     13                             554
     Staples Inc.                                             31                             656
                                                                                             3,340
Semiconductors - 4.0%
     Altera Corp. (b)                                         7                              133
     ATI Technologies Inc. (b)                                11                             132
     LAM Research Corp. (b)                                   5                              156
     Linear Technology Corp. (b)                              17                             613
     Sigmatel Inc. (b)                                        10                             170
     Silicon Laboratories Inc. (b) (l)                        4                              107
                                                                                             1,311
Software - 10.6%
     Acxiom Corp.                                             4                              91
     Adobe Systems Inc.                                       14                             401
     BMC Software Inc. (b)                                    21                             382
     Citrix Systems Inc. (b)                                  30                             658
     Fair Isaac Inc.                                          14                             504
     Mercury Interactive Corp. (b) (l)                        6                              211
     NAVTEQ Corp. (b)                                         5                              187
     Pixar Inc. (b)                                           5                              250
     Take-Two Interactive Software Inc. (b)                   7                              174
     Veritas Software Corp. (b)                               24                             586
                                                                                             3,444
Telecommunications - 0.3%
     West Corp. (b)                                           3                              96

Telecommunications Equipment - 1.6%
     Harris Corp.                                             7                              215
     Scientific-Atlanta Inc.                                  7                              223
     Tellabs Inc. (b)                                         9                              81
                                                                                             519
Tobacco - 1.1%
     UST Inc.                                                 8                              365

Toys & Hobbies - 0.8%
     Marvel Enterprises Inc.                                  13                             254

Transportation - 2.9%
     CNF Inc.                                                 9                              386
     Overseas Shipholding Group                               9                              543
                                                                                             929

     Total Common Stocks (cost $29,187)                                                      32,541

Short Term Investments - 5.1%
Securities Lending Collateral - 5.1%
     Mellon GSL Delaware Business Trust Collateral Fund       1,657                          1,657

     Total Short Term Investments (cost $1,657)                                              1,657

Total Investments - 105.6% (cost $30,844)                                                    34,198
Other Assets and Liabilities, Net -  (5.6%)                                                  (1,817)
Total Net Assets - 100%                                                                      $32,381

JNL/Putnam Value Equity Fund


                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                26.3%
     Consumer, Non-cyclical                                   20.5%
     Energy                                                   11.1%
     Technology                                               10.5%
     Industrial                                               9.8%
     Consumer, Cyclical                                       7.8%
     Communications                                           7.3%
     Utilities                                                4.1%
     Basic Materials                                          2.6%
                                                              100.0%

Common Stocks - 99.2%
Aerospace & Defense - 1.9%
     Boeing Co.                                               21                             $1,379
     Lockheed Martin Corp.                                    37                             2,388
                                                                                             3,767
Auto Manufacturers - 0.3%
     Magna International Inc. (b)                             7                              499

Banks - 4.0%
     Bank of America Corp.                                    82                             3,731
     US Bancorp.                                              86                             2,497
     Wells Fargo & Co.                                        24                             1,447
                                                                                             7,675
Beverages - 0.5%
     Coca-Cola Co.                                            23                             977

Biotechnology - 0.6%
     Amgen Inc. (b)                                           20                             1,179

Building Materials - 1.7%
     Masco Corp.                                              68                             2,163
     Vulcan Materials Co.                                     15                             975
                                                                                             3,138
Chemicals - 0.9%
     Dow Chemical Co.                                         21                             940
     PPG Industries Inc.                                      12                             759
                                                                                             1,699
Commercial Services - 2.0%
     Cendant Corp.                                            122                            2,727
     R.R. Donnelley & Sons Co.                                30                             1,046
                                                                                             3,773
Computers - 4.6%
     Dell Inc. (b)                                            31                             1,229
     Hewlett-Packard Co.                                      130                            3,045
     International Business Machines Corp.                    59                             4,400
                                                                                             8,674
Cosmetics & Personal Care - 1.1%
     Estee Lauder Cos. Inc.                                   27                             1,045
     Proctor & Gamble Co.                                     18                             965
                                                                                             2,010
Diversified Financial Services - 14.1%
     Capital One Financial Corp.                              22                             1,760
     Citigroup Inc.                                           155                            7,152
     Countrywide Financial Corp.                              61                             2,347
     Fannie Mae                                               60                             3,486
     Freddie Mac                                              52                             3,372
     Goldman Sachs Group Inc.                                 8                              796
     JPMorgan Chase & Co.                                     89                             3,147
     Lehman Brothers Holdings Inc.                            21                             2,095
     Merrill Lynch & Co. Inc. (l)                             26                             1,430
     Providian Financial Corp. (b)                            66                             1,155
                                                                                             26,740
Electric - 3.2%
     Alliant Energy Corp.                                     30                             853
     American Electric Power Co. Inc.                         16                             601
     Constellation Energy Group Inc.                          18                             1,033
     PG&E Corp.                                               59                             2,207
     PPL Corp.                                                24                             1,413
                                                                                             6,107
Food - 1.6%
     General Mills Inc.                                       23                             1,090
     Pilgrims Pride Corp. - Class B (b)                       25                             846
     Supervalu Inc.                                           36                             1,164
                                                                                             3,100
Forest Products & Paper - 0.9%
     Weyerhaeuser Co.                                         27                             1,731

Gas - 0.9%
     Sempra Energy                                            40                             1,632

Healthcare - 4.8%
     Becton Dickinson & Co.                                   23                             1,207
     Boston Scientific Corp. (b)                              70                             1,877
     Johnson & Johnson                                        68                             4,414
     Medtronic Inc.                                           33                             1,704
                                                                                             9,202
Home Builders - 0.9%
     Lennar Corp.                                             13                             799
     NVR Inc. (b) (l)                                         1                              972
                                                                                             1,771
Home Furnishings - 0.6%
     Whirlpool Corp.                                          17                             1,192

Insurance - 7.7%
     ACE Ltd.                                                 60                             2,695
     Chubb Corp.                                              26                             2,243
     Cigna Corp. (l)                                          15                             1,573
     Hartford Financial Services Group Inc.                   25                             1,877
     MetLife Inc.                                             38                             1,694
     St. Paul Travelers Cos. Inc.                             22                             866
     WR Berkley Corp.                                         59                             2,093
     XL Capital Ltd.  - Class A                               21                             1,585
                                                                                             14,626
Investment Companies - 0.3%
     S & P 500 Depository Receipt                             5                              572

Iron & Steel - 0.4%
     United States Steel Corp (l)                             23                             784

Leisure Time - 1.5%
     Brunswick Corp. (l)                                      39                             1,668
     Royal Caribbean Cruises Ltd.                             24                             1,175
                                                                                             2,843
Machinery - 0.4%
     Cummins Inc. (l)                                         9                              679

Manufacturing - 4.0%
     General Electric Corp.                                   74                             2,561
     Ingersoll-Rand Co. - Class A                             15                             1,035
     Parker Hannifin Corp.                                    26                             1,618
     Tyco International Ltd.                                  84                             2,464
                                                                                             7,678
Media - 2.0%
     Comcast Corp. - Class A (b)                              32                             995
     McGraw-Hill Cos. Inc.                                    23                             1,009
     Time Warner Inc. (b)                                     32                             541
     Viacom Inc. - Class B                                    18                             570
     Walt Disney Co.                                          28                             695
                                                                                             3,810
Mining - 0.4%
     Alcoa Inc.                                               26                             682

Office & Business Equipment - 0.9%
     Xerox Corp. (b) (l)                                      124                            1,709

Oil & Gas Producers - 10.7%
     Amerada Hess Corp.                                       22                             2,333
     Chevron Corp.                                            107                            5,972
     Exxon Mobil Corp.                                        147                            8,437
     Marathon Oil Corp.                                       52                             2,770
     Sunoco Inc.                                              7                              784
                                                                                             20,296
Oil & Gas Services - 0.3%
     Cooper Cameron Corp. (b)                                 9                              552

Packaging & Containers - 0.7%
     Ball Corp.                                               36                             1,291

Pharmaceuticals - 6.5%
     AmerisourceBergen Corp.                                  25                             1,756
     Barr Laboratories Inc.                                   13                             653
     Cardinal Bergen Health Inc.                              39                             2,223
     Eli Lilly & Co.                                          11                             607
     Pfizer Inc.                                              225                            6,208
     Wyeth                                                    23                             1,001
                                                                                             12,448
Retail - 4.4%
     Best Buy Co. Inc.                                        16                             1,069
     Gap Inc.                                                 39                             774
     Lowe's Cos. Inc.                                         32                             1,851
     McDonald's Corp.                                         90                             2,498
     Office Depot Inc.                                        46                             1,055
     Rite Aid Corp. (b) (l)                                   272                            1,139
                                                                                             8,386
Semiconductors - 2.5%
     Intel Corp.                                              181                            4,709

Software - 2.4%
     Fiserv Inc. (b)                                          23                             1,001
     Microsoft Corp.                                          80                             1,977
     Oracle Corp. (b)                                         123                            1,629
                                                                                             4,607
Telecommunications - 2.6%
     Verizon Communications                                   141                            4,882

Telecommunications Equipment - 1.2%
     Cisco Systems Inc. (b)                                   122                            2,337

Tobacco - 3.3%
     Altria Group Inc.                                        96                             6,181

Transportation - 1.0%
     Norfolk Southern Corp.                                   30                             938
     Yellow Roadway Corp. (b)                                 19                             965
                                                                                             1,903
Wireless Telecommunications - 1.4%
     Motorola Inc.                                            145                            2,650

     Total Common Stocks (cost $172,147)                                                     188,491

Short Term Investments - 5.8%
Repurchase Agreement - 0.7%
     Repurchase Agreement with Bank of America Securities,
     3.35%, (Collateralized by $1,360 Federal National Mortgage
     Association Discount Note, 0.00%, due 07/12/05, market value
     $1,359) acquired on 06/30/05, due 07/01/05 at $1,329 $   1,329                          1,329

Securities Lending Collateral - 5.1%
     Mellon GSL Delaware Business Trust Collateral Fund       9,774                          9,774

     Total Short Term Investments (cost $11,103)                                             11,103

Total Investments - 105.0% (cost $183,250)                                                   199,594
Other Assets and Liabilities, Net -  (5.0%)                                                  (9,468)
Total Net Assets - 100%                                                                      $190,126

JNL/S&P Managed Aggressive Growth Fund
Mutual Funds - 100.0%
Equity Funds - 99.2%
     JNL/AIM Large Cap Growth Fund (n)                        6,143                          $71,018
     JNL/AIM Real Estate Fund (n)                             1,416                          15,265
     JNL/Alger Growth Fund (n)                                2,053                          32,230
     JNL/Eagle Smallcap Equity Fund (n)                       1,348                          26,462
     JNL/Eagle Core Equity Fund (n)                           3,320                          48,475
     JNL/FMR Capital Growth Fund (n)                          1,749                          26,525
     JNL/Franklin Templeton Small Cap Value Fund (n)          1,898                          19,929
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 1,933                          20,756
     JNL/JPMorgan International Equity Fund (n)               1,827                          19,681
     JNL/JPMorgan International Value Fund (n)                3,753                          34,676
     JNL/Lazard Mid Cap Value Fund (n)                        780                            11,640
     JNL/Lazard Small Cap Value Fund (n)                      1,193                          16,494
     JNL/Oppenheimer Global Growth Fund (n)                   3,275                          38,874
     JNL/Putnam Equity Fund (n)                               526                            9,887
     JNL/Select Global Growth Fund (n)                        1,482                          26,660
     JNL/Select Large Cap Growth Fund (n)                     514                            9,965
     JNL/Select Value Fund (n)                                2,124                          36,018
     JNL/T.Rowe Price Established Growth Fund (n)             4,125                          74,713
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 1,375                          38,846
     JNL/T.Rowe Price Value Fund (n)                          4,638                          63,261
                                                                                             641,375
Money Market Fund - 0.8%
     JNL/Select Money Market Fund (n)                         5,076                          5,076

     Total Mutual Funds (cost $584,837)                                                      646,451

Total Investments - 100.0% (cost $584,837)                                                   646,451
Other Assets and Liabilities, Net - 0.0%                                                     (194)
Total Net Assets - 100%                                                                      $646,257

JNL/S&P Managed Conservative Fund
Mutual Funds - 98.8%
Equity Funds - 30.0%
     JNL/AIM Large Cap Growth Fund (n)                        263                            $3,035
     JNL/AIM Real Estate Fund (n)                             139                            1,498
     JNL/Eagle Core Equity Fund (n)                           125                            1,822
     JNL/Putnam Equity Fund (n)                               78                             1,475
     JNL/Select Value Fund (n)                                154                            2,609
     JNL/T.Rowe Price Established Growth Fund (n)             152                            2,750
     JNL/T.Rowe Price Value Fund (n)                          189                            2,576
                                                                                             15,765
Fixed Income Funds - 49.4%
     JNL/PIMCO Total Return Bond Fund (n)                     1,058                          13,007
     JNL/Salomon Brothers High Yield Bond Fund (n)            302                            2,579
     JNL/Salomon Brothers Strategic Bond Fund (n)             666                            7,802
     JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund (n)                                            224                            2,603
                                                                                             25,991
Money Market Fund - 19.4%
     JNL/Select Money Market Fund (n)                         10,171                         10,171

     Total Mutual Funds (cost $51,214)                                                       51,927

Total Investments - 98.8% (cost $51,214)                                                     51,927
Other Assets and Liabilities, Net - 1.2%                                                     625
Total Net Assets - 100%                                                                      $52,552

JNL/S&P Managed Growth Fund
Mutual Funds - 100.0%
Equity Funds - 88.2%
     JNL/AIM Large Cap Growth Fund (n)                        8,265                          $95,541
     JNL/AIM Real Estate Fund (n)                             1,474                          15,891
     JNL/Alger Growth Fund (n)                                2,163                          33,959
     JNL/Eagle Smallcap Equity Fund (n)                       1,616                          31,723
     JNL/Eagle Core Equity Fund (n)                           5,195                          75,849
     JNL/FMR Capital Growth Fund (n)                          1,979                          30,017
     JNL/Franklin Templeton Small Cap Value Fund (n)          1,984                          20,835
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 1,984                          21,312
     JNL/JPMorgan International Equity Fund (n)               2,799                          30,147
     JNL/JPMorgan International Value Fund (n)                3,297                          30,465
     JNL/Lazard Mid Cap Value Fund (n)                        829                            12,372
     JNL/Lazard Small Cap Value Fund (n)                      1,656                          22,902
     JNL/Oppenheimer Global Growth Fund (n)                   5,156                          61,203
     JNL/Putnam Equity Fund (n)                               552                            10,383
     JNL/Select Global Growth Fund (n)                        1,672                          30,074
     JNL/Select Large Cap Growth Fund (n)                     931                            18,060
     JNL/Select Value Fund (n)                                3,475                          58,937
     JNL/T.Rowe Price Established Growth Fund (n)             6,683                          121,022
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 2,223                          62,824
     JNL/T.Rowe Price Value Fund (n)                          7,236                          98,697
                                                                                             882,213
Fixed Income Funds - 10.2%
     JNL/PIMCO Total Return Bond Fund (n)                     4,128                          50,736
     JNL/Salomon Brothers Strategic Bond Fund (n)             4,384                          51,339
                                                                                             102,075
Money Market Fund - 1.6%
     JNL/Select Money Market Fund (n)                         16,347                         16,347


     Total Mutual Funds (cost $920,504)                                                      1,000,635

Total Investments - 100.0% (cost $920,504)                                                   1,000,635
Other Assets and Liabilities, Net - 0.0%                                                     (407)
Total Net Assets - 100%                                                                      $1,000,228

JNL/S&P Managed Moderate Fund
Mutual Funds - 99.2%
Equity Funds - 49.2%
     JNL/AIM Large Cap Growth Fund (n)                        473                            $5,462
     JNL/AIM Real Estate Fund (n)                             227                            2,452
     JNL/Eagle Core Equity Fund (n)                           238                            3,473
     JNL/FMR Capital Growth Fund (n)                          165                            2,506
     JNL/Franklin Templeton Small Cap Value Fund (n)          112                            1,180
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 60                             644
     JNL/JPMorgan International Equity Fund (n)               144                            1,551
     JNL/JPMorgan International Value Fund (n)                169                            1,566
     JNL/Lazard Small Cap Value Fund (n)                      43                             599
     JNL/Oppenheimer Global Growth Fund (n)                   83                             990
     JNL/Putnam Equity Fund (n)                               100                            1,888
     JNL/Select Value Fund (n)                                246                            4,167
     JNL/T.Rowe Price Established Growth Fund (n)             324                            5,876
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 90                             2,555
     JNL/T.Rowe Price Value Fund (n)                          465                            6,345
                                                                                             41,254
Fixed Income Funds - 34.7%
     JNL/PIMCO Total Return Bond Fund (n)                     1,017                          12,503
     JNL/Salomon Brothers High Yield Bond Fund (n)            485                            4,138
     JNL/Salomon Brothers Strategic Bond Fund (n)             711                            8,331
     JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund (n)                                            358                            4,169
                                                                                             29,141

Money Market Fund - 15.3%
     JNL/Select Money Market Fund (n)                         12,837                         12,837

     Total Mutual Funds (cost $81,961)                                                       83,232

Total Investments - 99.2% (cost $81,961)                                                     83,232
Other Assets and Liabilities, Net - 0.8%                                                     683
Total Net Assets - 100%                                                                      $83,915

JNL/S&P Managed Moderate Growth Fund
Mutual Funds - 99.9%
Equity Funds - 70.2%
     JNL/AIM Large Cap Growth Fund (n)                        6,381                          $73,764
     JNL/AIM Real Estate Fund (n)                             1,122                          12,097
     JNL/Alger Growth Fund (n)                                710                            11,154
     JNL/Eagle Smallcap Equity Fund (n)                       651                            12,775
     JNL/Eagle Core Equity Fund (n)                           3,444                          50,283
     JNL/FMR Capital Growth Fund (n)                          1,460                          22,156
     JNL/Franklin Templeton Small Cap Value Fund (n)          893                            9,376
     JNL/Goldman Sachs Mid Cap Value Fund (n)                 800                            8,592
     JNL/JPMorgan International Equity Fund (n)               1,965                          21,164
     JNL/JPMorgan International Value Fund (n)                2,314                          21,385
     JNL/Lazard Mid Cap Value Fund (n)                        489                            7,308
     JNL/Lazard Small Cap Value Fund (n)                      543                            7,503
     JNL/Oppenheimer Global Growth Fund (n)                   2,506                          29,745
     JNL/Putnam Equity Fund (n)                               334                            6,280
     JNL/Select Value Fund (n)                                2,141                          36,303
     JNL/T.Rowe Price Established Growth Fund (n)             4,134                          74,866
     JNL/T.Rowe Price Mid-Cap Growth Fund (n)                 1,320                          37,308
     JNL/T.Rowe Price Value Fund (n)                          5,296                          72,235
                                                                                             514,295
Fixed Income Funds - 23.4%
     JNL/PIMCO Total Return Bond Fund (n)                     6,571                          80,758
     JNL/Salomon Brothers High Yield Bond Fund (n)            2,426                          20,690
     JNL/Salomon Brothers Strategic Bond Fund (n)             4,235                          49,591
     JNL/Salomon Brothers U.S. Government & Quality
     Bond Fund (n)                                            1,740                          20,259
                                                                                             171,298

Money Market Fund - 6.4%
     JNL/Select Money Market Fund (n)                         46,972                         46,972

     Total Mutual Funds (cost $683,434)                                                      732,565



Total Investments - 99.9% (cost $683,434)                                                    732,565
Other Assets and Liabilities, Net - 0.1%                                                     371
Total Net Assets - 100%                                                                      $732,936

JNL/Salomon Brothers High Yield Bond Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Communications                                           21.6%
     Consumer, Cyclical                                       20.0%
     Industrial                                               11.6%
     Consumer, Non-cyclical                                   10.7%
     Energy                                                   10.1%
     Basic Materials                                          9.9%
     Financial                                                7.0%
     Utilities                                                5.7%
     Technology                                               3.4%
                                                              100.0%

Common Stocks - 0.4%
Beverages - 0.0%
     Applied Extrusion Private Placement (b) (e) (l)          3                              $60

Computers - 0.0%
     Axiohm Transaction Solutions Inc. (b)                    1                              -

Food - 0.0%
     VFB LLC (b)                                              79                             3

Home Furnishings - 0.0%
     Mattress Disounter Restricted Equity Received AS (b)     1                              -

Household Products - 0.0%
     Continental AFA Dispensing Co. (b)                       4                              24

Machinery - 0.0%
     Terex Corp. (b)                                          -                              10

Telecommunications - 0.3%
     Manitoba Telecom Services Inc. (b)                       1                              20
     NTL Inc. (b)                                             3                              237
     Telewest Global Inc. (b) (l)                             10                             225
                                                                                             482
Telecommunications Equipment - 0.0%
     Liberty Global Inc. Class A (b)                          2                              99

Wireless Telecommunications - 0.1%
     Spectrasite Inc. (b)                                     4                              329
     Total Common Stocks (cost $1,052)                                                       1,007

Preferred Stocks - 0.1%
Wireless Telecommunications - 0.1%
     Alamosa Holdings Inc., 7.50% (b)                         -                              132
     Total Preferred Stocks (cost $38)                                                       132

Warrants - 0.0%
Retail - 0.0%
     Mattress Discounters Corp., Strike Price $0.01,
     Expiring 07/15/07 (e)                                                                   -   -

Telecommunications - 0.0%
     Minorplanet Systems USA Inc., Strike Price $240.625,
     Expiring 09/15/05                                                                       2   -

Textiles - 0.0%
     Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09  1                              -

Wireless Telecommunications - 0.0%
     American Tower Corp., Strike Price $0.01,
     Expiring 08/01/08 (e)                                    -                              10
     Total Warrants (cost $7)                                                                10

Corporate Bonds - 92.0%
Advertising - 1.5%
     RH Donnelley Finance Corp. I
     8.875%, 12/15/10 (e)                                     $550                           601
     10.875%, 12/15/12 (e)                                    1,075                          1,250
     Sitel Corp., 9.25%, 03/15/06                             135                            133
     Vertis Inc., 9.75%, 04/01/09                             500                            520
                                                                                             2,504
Aerospace & Defense - 1.6%
     Alliant Techsystems Inc., 8.50%, 05/15/11                500                            534
     L-3 Communications Corp., 7.625%, 06/15/12               650                            692
     Moog Inc., 6.25%, 01/15/15 (l)                           1,100                          1,097
     Sequa Corp.
     8.875%, 04/01/08                                         196                            212
     9.00%, 08/01/09                                          75                             83
     Stellex Aerostructures Inc., 9.50%, 11/01/07 (i)         125                            -
     Titan Corp., 8.00%, 05/15/11                             1,375                          1,474
                                                                                             4,092
Agriculture - 0.2%
     IMC Global Inc., 10.875%, 06/01/08                       500                            563

Airlines - 0.7%
     Continental Airlines Inc.
     7.25%, 11/01/05                                          25                             24
     8.00%, 12/15/05 (l)                                      950                            950
     6.541%, 09/15/08                                         22                             20
     United AirLines Inc., 6.201%, 09/01/08 (i)               968                            921
                                                                                             1,915
Alternative Energy - 1.0%
     NRG Energy Inc., 8.00%, 12/15/13 (e)                     2,476                          2,612

Apparel - 0.8%
     Levi Strauss & Co.
     7.73%, 04/01/12                                          225                            213
     12.25%, 12/15/12                                         230                            251
     9.75%, 01/15/15                                          975                            968
     Oxford Industries Inc., 8.875%, 06/01/11                 550                            588
                                                                                             2,020
Auto Manufacturers - 1.2%
     Ford Motor Co.
     6.625%, 10/01/28                                         200                            157
     7.45%, 07/16/31 (l)                                      3,050                          2,546
     General Motors Corp., 8.375%, 07/15/33 (l)               600                            501
                                                                                             3,204
Auto Parts & Equipment - 1.3%
     CSK Auto Inc., 7.00%, 01/15/14                           925                            883
     Keystone Automotive Operations Inc., 9.75%, 11/01/13     50                             50
     TRW Automotive Inc.
     9.375%, 02/15/13                                         491                            544
     11.00%, 02/15/13 (l)                                     1,650                          1,897
                                                                                             3,374
Banks - 0.6%
     Riddell Bell Holdings Inc., 8.375%, 10/01/12             1,450                          1,454

Building Materials - 0.3%
     Allied Security Escrow Corp., 11.375%, 07/15/11 (e)      775                            756
     Brand Services Inc., 12.00%, 10/15/12                    75                             80
                                                                                             836
Chemicals - 6.7%
     Borden Chemicals & Plastics, 9.50%, 05/01/10 (i)         85                             1
     Equistar Chemicals LP
     10.125%, 09/01/08                                        1,000                          1,083
     10.625%, 05/01/11                                        2,075                          2,290
     FMC Corp.
     10.25%, 11/01/09                                         500                            563
     7.75%, 07/01/11                                          75                             83
     Huntsman International LLC, 9.875%, 03/01/09             2,500                          2,675
     Innophos Inc., 8.875%, 08/15/14 (e)                      1,125                          1,148
     ISP Chemco Inc., 10.25%, 07/01/11                        100                            109
     JohnsonDiversey Holdings Inc.,
     (Step-Up Bond), 10.67%, 05/15/13 (d)                     2,000                          1,423
     Lyondell Chemical Co.
     9.50%, 12/15/08                                          600                            638
     11.125%, 07/15/12                                        100                            114
     10.50%, 06/01/13                                         1,700                          1,944
     Millennium America Inc.
     7.00%, 11/15/06                                          750                            767
     9.25%, 06/15/08                                          565                            612
     Nalco Co., 8.875%, 11/15/13 (l)                          2,000                          2,145
     NewMarket Corp., 8.875%, 05/01/10                        95                             98
     Rhodia SA
     7.625%, 06/01/10 (l)                                     100                            97
     10.25%, 06/01/10 (l)                                     750                            804
     8.875%, 06/01/11 (l)                                     750                            722
     Union Carbide Chemical & Plastics Co. Inc.,
     7.875%, 04/01/23 (l)                                     200                            226
     Union Carbide Corp., 6.70%, 04/01/09 (l)                 100                            104
     Westlake Chemical Corp., 8.75%, 07/15/11                 48                             52
                                                                                             17,698
Commercial Services - 2.1%
     Allied Waste North America
     9.25%, 09/01/12                                          67                             72
     6.125%, 02/15/14 (l)                                     800                            743
     7.375%, 04/15/14 (l)                                     75                             69
     Cenveo Corp., 9.625%, 03/15/12                           550                            594
     Imco Recycling Inc., 10.375%, 10/15/10                   75                             82
     Iron Mountain Inc.
     8.25%, 07/01/11                                          750                            761
     8.625%, 04/01/13                                         1,225                          1,268
     7.75%, 01/15/15                                          625                            628
     Resolution Performance Products LLC
     9.50%, 04/15/10                                          350                            361
     13.50%, 11/15/10                                         975                            1,048
                                                                                             5,626
Computers - 1.0%
     Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)     1,500                          1,596
     Unisys Corp.
     8.125%, 06/01/06 (l)                                     630                            644
     6.875%, 03/15/10 (l)                                     525                            516
                                                                                             2,756
Cosmetics & Personal Care - 0.7%
     Del Monte Corp., 8.00%, 02/01/12                         1,000                          860
     Jafra Cosmetics International Inc., 10.75%, 05/15/11     65                             73
     JohnsonDiversey Holdings Inc., 9.625%, 05/15/12          1,000                          1,015
                                                                                             1,948
Diversified Financial Services - 4.1%
     Airplane Pass-Thru Trust, 10.875%, 03/15/12 (i)          123                            -
     Alamosa Delaware Inc.
     (Step-Up Bond), 12.00%, 07/31/09 (d) (l)                 1,427                          1,573
     8.50%, 01/31/12                                          1,500                          1,573
     Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10  115                            -
     Ford Motor Credit Co.
     7.875%, 06/15/10                                         800                            791
     7.25%, 10/25/11 (l)                                      675                            650
     7.00%, 10/01/13                                          425                            408
     General Motors Acceptance Corp.
     6.00%, 07/03/08                                          450                            532
     6.75%, 12/01/14 (l)                                      1,575                          1,409
     8.00%, 11/01/31                                          3,725                          3,324
     Orion Power Holdings Inc., 12.00%, 05/01/10              500                            598
                                                                                             10,858
Electric - 2.8%
     AES Corp.
     8.75%, 06/15/08 (l)                                      50                             54
     9.50%, 06/01/09 (l)                                      2,700                          3,011
     9.375%, 09/15/10                                         50                             57
     8.875%, 02/15/11                                         25                             28
     Allegheny Energy Supply Statutory Trust,
     10.25%, 11/15/07 (e)                                     75                             83
     Calpine Corp., 8.75%, 07/15/07                           25                             20
     Edison Mission Energy
     7.73%, 06/15/09                                          125                            132
     9.875%, 04/15/11                                         250                            293
     Homer City Funding LLC, 8.734%, 10/01/26                 99                             116
     Midwest Generation LLC, 8.56%, 01/02/16                  350                            386
     Mirant Americas Generation LLC
     7.625%, 05/01/06 (i)                                     50                             57
     9.125%, 05/01/31 (i)                                     100                            107
     Reliant Energy Inc., 9.50%, 07/15/13                     2,650                          2,941
                                                                                             7,285
Electrical Components & Equipment - 0.3%
     Edison Mission Energy, 10.00%, 08/15/08                  200                            225
     Mission Energy Holding Co., 13.50%, 07/15/08             300                            356
     Motors and Gears Inc., 10.75%, 11/15/06                  100                            91
                                                                                             672
 Electronics - 1.0%
     Amkor Technology Inc., 9.25%, 02/15/08 (l)               1,000                          960
     L-3 Communications Corp., 6.125%, 07/15/13               1,000                          1,005
     Scientific Games Corp., 6.25%, 12/15/12 (e)              700                            707
                                                                                             2,672
Engineering & Construction - 0.7%
     Teekay Shipping Corp., 8.875%, 07/15/11                  1,100                          1,255
     Terex Corp., 7.375%, 01/15/14                            625                            647
                                                                                             1,902
Entertainment - 4.8%
     Argosy Gaming Co.
     9.00%, 09/01/11                                          1,000                          1,094
     7.00%, 01/15/14                                          50                             55
     Boyd Gaming Corp., 7.75%, 12/15/12                       1,000                          1,069
     Herbst Gaming Inc., 8.125%, 06/01/12                     1,400                          1,484
     Houghton Mifflin Co.
     8.25%, 02/01/11                                          270                            280
     9.875%, 02/01/13 (l)                                     1,340                          1,430
     Isle of Capri Casinos Inc., 7.00%, 03/01/14              1,300                          1,307
     Kerzner International Ltd., 8.875%, 08/15/11             275                            294
     Lodgenet Entertainment Corp., 9.50%, 06/15/13            75                             82
     MGM Mirage Inc., 8.50%, 09/15/10                         500                            555
     Pinnacle Entertainment Inc.
     8.25%, 03/15/12                                          1,500                          1,560
     8.75%, 10/01/13                                          75                             80
     Six Flags Inc.
     8.875%, 02/01/10 (l)                                     200                            195
     9.75%, 04/15/13 (l)                                      800                            755
     9.625%, 06/01/14                                         25                             23
     Station Casinos Inc., 6.50%, 02/01/14 (l)                1,000                          1,020
     Turning Stone Casino Resort Enterprise,
     9.125%, 12/15/10 (e)                                     1,250                          1,321
                                                                                             12,604
Environmental Control - 0.6%
     Allied Waste North America, 7.875%, 04/15/13             1,500                          1,533
     Safety-Kleen Services, 9.25%, 06/01/08 (i)               125                            1
                                                                                             1,534
Food - 1.4%
     Del Monte Corp., 8.625%, 12/15/12                        2,000                          2,200
     Doane Pet Care Co., 10.75%, 03/01/10                     100                            106
     Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e) (l)    1,500                          1,342
                                                                                             3,648
Forest Products & Paper - 2.0%
     Abitibi-Consolidated Inc., 8.55%, 08/01/10               1,150                          1,199
     Appleton Papers Inc., 8.125%, 06/15/11                   1,000                          975
     Buckeye Technologies Inc., 8.00%, 10/15/10 (l)           25                             24
     Cenveo Corp., 7.875%, 12/01/13 (l)                       825                            784
     Newark Group Inc., 9.75%, 03/15/14                       700                            644
     Norske Skog Canada Ltd., 8.625%, 06/15/11                1,475                          1,521
     Smurfit-Stone Container Enterprises Inc.,
        9.75%, 02/01/11                                       125                            132
                                                                                             5,279
Healthcare - 6.6%
     Ameripath Inc., 10.50%, 04/01/13                         75                             76
     Community Health Systems Inc., 6.50%, 12/15/12           700                            712
     Extendicare Health Services Inc., 9.50%, 07/01/10        75                             81
     HCA Inc.
     6.25%, 02/15/13                                          1,700                          1,738
     7.69%, 06/15/25                                          1,350                          1,446
     Host Marriott LP, 7.125%, 11/01/13 (l)                   2,075                          2,163
     IASIS Healthcare LLC, 8.75%, 06/15/14 (l)                2,300                          2,496
     Insight Health Services Corp., 9.875%, 11/01/11          50                             39
     National Mentor Inc., 9.625%, 12/01/12 (e)               1,250                          1,316
     Psychiatric Solutions Inc., 10.625%, 06/15/13            800                            888
     Tenet Healthcare Corp.
     6.50%, 06/01/12 (l)                                      1,300                          1,235
     7.375%, 02/01/13 (l)                                     175                            173
     9.875%, 07/01/14                                         900                            965
     Triad Hospitals Inc., 7.00%, 11/15/13 (l)                1,600                          1,644
     Vanguard Health Systems Inc., 9.00%, 10/01/14            1,150                          1,242
     Warner Chilcott Corp., 8.75%, 02/01/15 (e)               1,300                          1,264
                                                                                             17,478
Holding Companies - Diversified - 1.8%
     Applied Extrusion Technologies Inc.,
     12.00%, 03/15/12 (e) (l)                                 27                             27
     Crystal US Holdings 3 LLC, 9.625%, 06/15/14              1,170                          1,310
     DRS Technologies Inc., 6.875%, 11/01/13                  1,150                          1,190
     KI Holdings, (Step-Up Bond), 9.875%, 11/15/14 (d)        2,150                          1,247
     United Agri Products, 8.25%, 12/15/11                    1,040                          1,076
                                                                                             4,850
Home Builders - 1.1%
     Associated Materials Inc.,
     (Step-Up Bond), 11.25%, 03/01/14 (d)                     2,025                          1,286
     Ryland Group Inc., 9.125%, 06/15/11 (l)                  1,000                          1,083
     Toll Corp., 8.25%, 02/01/11                              500                            530
                                                                                             2,899
Home Furnishings - 0.7%
     Sealy Mattress Co., 8.25%, 06/15/14 (l)                  1,300                          1,313
     Simmons Bedding Co.,
     (Step-Up Bond), 10.00%, 12/15/14 (d) (e) (l)             1,350                          608
                                                                                             1,921
Household Products - 0.0%
     Breed Technologies Inc., 9.25%, 04/15/08 (i)             100                            -
     Resolution Performance Products LLC, 8.00%, 12/15/09     100                            104
                                                                                             104
Internet - 0.6%
     FTD Inc., 7.75%, 02/15/14                                1,531                          1,500

Investment Companies - 0.2%
     Global Cash Access LLC, 8.75%, 03/15/12                  500                            544

Iron & Steel - 0.0%
     AK Steel Corp., 7.875%, 02/15/09 (l)                     75                             68

Leisure Time - 0.8%
     AMF Bowling Worldwide Inc., 10.00%, 03/01/10             100                            101
     Cinemark USA Inc., 9.00%, 02/01/13                       1,000                          1,028
     Icon Health & Fitness, 11.25%, 04/01/12 (l)              750                            574
     Mandalay Resort Group, 6.375%, 12/15/11                  500                            507
                                                                                             2,210
Lodging - 3.6%
     Caesars Entertainment Inc.
     8.875%, 09/15/08                                         1,100                          1,228
     8.125%, 05/15/11 (l)                                     1,000                          1,150
     Hilton Hotels Corp., 8.25%, 02/15/11                     1,000                          1,160
     Host Marriott LP, 6.375%, 03/15/15 (e)                   75                             74
     John Q Hamons Hotels, 8.875%, 05/15/12                   100                            109
     Las Vegas Sands Corp., 6.375%, 02/15/15 (e) (l)          1,125                          1,100
     Mandalay Resort Group, 10.25%, 08/01/07                  750                            825
     MeriStar Hospitality Finance Corp., 10.50%, 06/15/09 (l) 50                             54
     MGM Mirage Inc., 9.75%, 06/01/07                         2,000                          2,168
     Starwood Hotels & Resorts Worldwide Inc.,
     7.875%, 05/01/12                                         1,500                          1,690
                                                                                             9,558
Machinery - 0.4%
     Case Credit Corp., 6.75%, 10/21/07                       250                            244
     Dresser-Rand Group Inc., 7.375%, 11/01/14 (e)            250                            260
     NMHG Holding Co., 10.00%, 05/15/09                       75                             79
     Terex Corp., 10.375%, 04/01/11                           500                            542
                                                                                             1,125
Manufacturing - 0.6%
     Blount Inc., 8.875%, 08/01/12                            650                            696
     Invensys Plc, 9.875%, 03/15/11 (e) (l)                   50                             48
     Park-Ohio Industries Inc., 8.375%, 11/15/14 (e)          725                            647
     Sensus Metering Systems Inc., 8.625%, 12/15/13           75                             70
     Tekni-Plex Inc., 12.75%, 06/15/10 (l)                    100                            68
                                                                                             1,529
Media - 6.7%
     Charter Communications Holdings LLC
     8.625%, 04/01/09 (l)                                     1,850                          1,374
     10.00%, 04/01/09                                         2,000                          1,545
     10.00%, 05/15/11                                         350                            256
     8.00%, 04/30/12 (e)                                      1,000                          995
     CSC Holdings Inc.
     7.625%, 04/01/11                                         2,500                          2,469
     10.50%, 05/15/16 (l)                                     125                            134
     7.875%, 02/15/18                                         1,000                          985
     Dex Media East LLC, 12.125%, 11/15/12                    1,494                          1,789
     Dex Media Inc.
     9.875%, 08/15/13                                         1,074                          1,224
     (Step-Up Bond), 9.00%, 11/15/13 (d)                      200                            161
     DirecTV Holdings LLC, 6.375%, 06/15/15 (e)               425                            423
     EchoStar DBS Corp., 6.375%, 10/01/11                     2,000                          1,983
     Mediacom Broadband LLC, 11.00%, 07/15/13                 50                             54
     Mediacom LLC/Mediacom Capital Corp.,
     9.50%, 01/15/13 (l)                                      1,982                          1,977
     Muzak Finance Corp., 10.00%, 02/15/09                    50                             42
     Nextmedia Operating Inc., 10.75%, 07/01/11               125                            136
     Radio One Inc., 8.875%, 07/01/11                         25                             27
     Rogers Cable Inc., 8.75%, 05/01/32                       25                             28
     Sinclair Broadcast Group, 8.00%, 03/15/12                575                            589
     Yell Finance BV, (Step-Up Bond), 13.50%,
        08/01/11 (d) (l)                                      33                             33
     Young Broadcasting Inc., 10.00%, 03/01/11 (l)            1,425                          1,353
                                                                                             17,577
Metal Fabrication & Hardware - 1.1%
     Mueller Group Inc., 10.00%, 05/01/12                     90                             95
     Mueller Holdings Inc.,
     (Step-Up Bond), 14.75%, 04/15/14 (d)                     2,000                          1,460
     Wolverine Tube Inc., 10.50%, 04/01/09 (l)                1,300                          1,235
                                                                                             2,790
Mining - 0.3%
     Compass Minerals Group Inc., 10.00%, 08/15/11            75                             82
     Peabody Energy Corp., 6.875%, 03/15/13                   750                            795
                                                                                             877
Office & Business Equipment - 1.4%
     General Binding Corp., 9.375%, 06/01/08                  2,000                          2,020
     Xerox Corp.
     9.75%, 01/15/09 (g)                                      1,000                          1,136
     7.625%, 06/15/13                                         500                            538
                                                                                             3,694
Oil & Gas Producers - 5.3%
     Calpine Corp.
     8.50%, 07/15/10 (e) (l)                                  3,600                          2,772
     8.75%, 07/15/13 (e)                                      40                             30
     Chesapeake Energy Corp.
     7.00%, 08/15/14 (l)                                      500                            530
     6.625%, 01/15/16 (e)                                     200                            207
     Dynegy Holdings Inc., 10.125%, 07/15/13                  1,500                          1,695
     Exco Resources Inc., 7.25%, 01/15/11                     1,275                          1,275
     Kerr-McGee Corp., 7.00%, 11/01/11                        1,375                          1,372
     Magnum Hunter Resources Inc., 9.60%, 03/15/12            81                             90
     Pioneer Natural Resources Co., 5.875%, 07/15/16          1,000                          1,008
     Pride International Inc., 7.375%, 07/15/14 (l)           2,000                          2,195
     Stone Energy Corp., 8.25%, 12/15/11                      635                            665
     Universal Compression Inc., 7.25%, 05/15/10              200                            209
     Vintage Petroleum Inc.
     7.875%, 05/15/11 (l)                                     850                            897
     8.25%, 05/01/12                                          500                            542
     Williams Cos. Inc., 8.125%, 03/15/12 (l)                 500                            567
                                                                                             14,054
Oil & Gas Services - 0.2%
     Key Energy Services Inc., 6.375%, 05/01/13               500                            503
Packaging & Containers - 3.6%
     Anchor Glass Container Corp., 11.00%, 02/15/13           1,150                          897
     Berry Plastics Corp., 10.75%, 07/15/12                   1,425                          1,555
     Graphic Packaging International Corp., 9.50%,
        08/15/13 (l)                                          2,250                          2,267
     Jefferson Smurfit Corp., 8.25%, 10/01/12                 1,000                          1,005
     Owens-Brockway, 8.875%, 02/15/09                         1,000                          1,063
     Owens-Illinois Inc., 8.10%, 05/15/07                     1,000                          1,040
     Plastipak Holdings Inc., 10.75%, 09/01/11                100                            110
     Pliant Corp.
     11.125%, 09/01/09 (l)                                    175                            171
     13.00%, 06/01/10 (l)                                     400                            324
     Radnor Holdings Corp., 11.00%, 03/15/10 (l)              100                            68
     Smurfit-Stone Container Enterprises Inc.,
        8.375%, 07/01/12                                      1,000                          1,010
                                                                                             9,510
Pharmaceuticals - 0.0%
     aaiPharma Inc., 11.50%, 04/01/10 (i) (l)                 75                             39
     Qwest Services Corp., 14.00%, 12/15/14                   50                             61
                                                                                             100
Pipelines - 4.6%
     Dynegy Holdings Inc.
     9.875%, 07/15/10 (e)                                     550                            608
     6.875%, 04/01/11 (l)                                     2,100                          2,074
     7.125%, 05/15/18                                         25                             24
     7.625%, 10/15/26                                         125                            119
     El Paso Corp.
     7.875%, 06/15/12 (l)                                     2,000                          2,060
     7.75%, 01/15/32 (l)                                      1,850                          1,804
     El Paso Production Holding Co., 7.75%, 06/01/13          1,000                          1,068
     Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12   1,500                          1,785
     Williams Cos. Inc.
     7.125%, 09/01/11                                         1,000                          1,080
     7.625%, 07/15/19                                         50                             56
     7.875%, 09/01/21                                         200                            228
     8.75%, 03/15/32                                          1,000                          1,200
                                                                                             12,106
Real Estate - 1.4%
     Choctaw Resort Development Enterprise,
     7.25%, 11/15/19 (e)                                      975                            973
     MeriStar Hospitality Corp., 9.125%, 01/15/11 (l)         1,100                          1,155
     Schuler Homes Inc., 10.50%, 07/15/11 (l)                 1,500                          1,653
                                                                                             3,781
Retail - 2.3%
     Buffets Inc., 11.25%, 07/15/10                           75                             76
     Carrols Corp., 9.00%, 01/15/13 (e)                       700                            709
     Finlay Fine Jewelry Corp., 8.375%, 06/01/12              525                            473
     General Nutrition Centers Inc., 8.50%, 12/01/10          1,350                          1,080
     Home Interiors & Gifts Inc., 10.125%, 06/01/08           175                            113
     J.C. Penney Co. Inc.
     7.125%, 11/15/23                                         500                            543
     7.40%, 04/01/37                                          1,000                          1,080
     Rite Aid Corp.
     11.25%, 07/01/08                                         75                             79
     7.50%, 01/15/15                                          950                            912
     Saks Inc.
     7.50%, 12/01/10                                          630                            630
     7.00%, 12/01/13                                          294                            294
     7.375%, 02/15/19                                         75                             74
                                                                                             6,063
Semiconductors - 0.3%
     Amkor Technology Inc., 7.75%, 05/15/13 (l)               1,000                          860

Telecommunications - 8.2%
     AT&T Corp., 9.75%, 11/15/31 (g)                          1,175                          1,529
     Charter Communications Holdings LLC
     10.75%, 10/01/09                                         75                             58
     10.25%, 09/15/10                                         1,000                          1,011
     DirecTV Holdings LLC, 8.375%, 03/15/13                   1,365                          1,512
     Emmis Communications, 9.30%, 06/15/12 (e)                600                            611
     Insight Midwest LP
     9.75%, 10/01/09 (l)                                      575                            596
     10.50%, 11/01/10                                         525                            557
     Intelsat Bermuda Ltd., 7.81%, 01/15/12 (e)               475                            483
     MCI Inc., 8.735%, 05/01/14                               1,150                          1,289
     Nextel Communications Inc., 7.375%, 08/01/15             2,550                          2,754
     NTL Cable Plc, 8.75%, 04/15/14 (l)                       600                            625
     Qwest Corp., 5.625%, 11/15/08 (l)                        1,500                          1,474
     Qwest Services Corp., 13.50%, 12/15/10                   2,725                          3,147
     Rogers Cable Inc., 6.25%, 06/15/13 (l)                   1,000                          998
     SBA Telecommunications Inc.,
     (Step-Up Bond), 9.75%, 12/15/11 (d)                      3,300                          3,036
     UbiquiTel Operating Co., 9.875%, 03/01/11                1,425                          1,564
     Zeus Special Subsidiary Ltd.,
     (Step-Up Bond), 9.25%, 02/01/15 (d) (e) (l)              675                            451
                                                                                             21,695
Telecommunications Equipment - 0.0%
     Spectrasite Inc., 8.25%, 05/15/10 (l)                    50                             53

Transportation - 0.0%
     Holt Group Inc., 9.75%, 01/15/06 (i)                     125                            -

Venture Capital - 0.0%
     JSG Funding Plc, 9.625%, 10/01/12                        75                             75

Water - 0.4%
     National Waterworks Inc., 10.50%, 12/01/12               1,000                          1,125

Wireless Telecommunications - 2.4%
     American Tower Corp.
     9.375%, 02/01/09                                         28                             29
     7.50%, 05/01/12 (l)                                      2,750                          2,936
     Lucent Technologies Inc., 6.45%, 03/15/29 (l)            3,675                          3,289
                                                                                             6,254

     Total Corporate Bonds (cost $238,638)                                                   241,958

Short Term Investments - 28.3%
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             1                              1

Repurchase Agreement - 6.3%
     Repurchase Agreement with Bank of America Securities, 3.34%,
     (Collateralized by $16,330 Federal Home Loan Mortgage Corporation, 4.30%,
     due 05/05/08, market value $16,820)
     acquired on 06/30/05 due 07/01/05 at $16,480             $16,480                        16,480

Securities Lending Collateral - 22.0%
     Mellon GSL Delaware Business Trust Collateral Fund       57,873                         57,873

     Total Short Term Investments (cost $74,354)                                             74,354

Total Investments - 120.7% (cost $314,089)                                                   317,462
Other Assets and Liabilities, Net -  (20.7%)                                                 (54,445)
Total Net Assets - 100%                                                                      $263,017

JNL/Salomon Brothers Strategic Bond Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Mortgage Securities                                      32.3%
     Government                                               25.4%
     Financial                                                14.3%
     Consumer, Non-cyclical                                   6.2%
     Communications                                           5.3%
     Consumer, Cyclical                                       4.4%
     Asset Backed Securities                                  3.3%
     Industrial                                               2.4%
     Energy                                                   2.0%
     Utilities                                                2.0%
     Basic Materials                                          1.9%
     Diversified                                              0.3%
     Technology                                               0.2%
                                                              100.0%

Common Stocks - 0.6%
Beverages - 0.0%
     Applied Extrusion Private Placement (b) (e) (l)          2                              $40

Computers - 0.0%
     Axiohm Transaction Solutions Inc. (b)                    1                              -

Food - 0.0%
     VFB LLC (b)                                              79                             3

Household Products - 0.0%
     Continental AFA Dispensing Co. (b)                       9                              47

Telecommunications - 0.3%
     NTL Inc. (b)                                             8                              575
     Telewest Global Inc. (b)                                 12                             271
                                                                                             846
Telecommunications Equipment - 0.1%
     Liberty Global Inc. Class A (b)                          6                              289

Wireless Telecommunications - 0.2%
     Spectrasite Inc. (b)                                     6                              445
     Total Common Stocks (cost $1,327)                                                       1,670

Preferred Stocks - 0.1%
Holding Companies - Diversified - 0.0%
     TCR Holding Corp. - Class B (b)                          -                              -
     TCR Holding Corp. - Class C (b)                          -                              -
     TCR Holding Corp. - Class D (b)                          1                              -
     TCR Holding Corp. - Class E (b)                          1                              -
                                                                                             -
Wireless Telecommunications - 0.1%
     Alamosa Holdings Inc., 7.50%                             -                              325
     Total Preferred Stocks (cost $99)                                                       325

Rights - 0.0%
Sovereign - 0.0%
     Venezuela Par Rights, No Strike Price, 04/15/20          4                              83
     Total Rights (cost $0)                                                                  83

Warrants - 0.0%
Textiles - 0.0%
     Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09  -                              -

Wireless Telecommunications - 0.0%
     American Tower Corp., Strike Price $0.01,
     Expiring 08/01/08 (e)                                    -                              43
     Total Warrants (cost $9)                                                                43

Corporate Bonds - 31.1%
Advertising - 0.3%
     Advanstar Communications Inc., 10.75%, 08/15/10          $175                           191
     Interep National Radio Sales Inc., 10.00%, 07/01/08      100                            83
     RH Donnelley Finance Corp I, 10.875%, 12/15/12 (e)       175                            203
     Sitel Corp., 9.25%, 03/15/06                             135                            134
     Vertis Inc., 9.75%, 04/01/09 (l)                         175                            182
                                                                                             793
Aerospace & Defense - 0.4%
     Alliant Techsystems Inc., 8.50%, 05/15/11                125                            133
     Argo-Tech Corp., 9.25%, 06/01/11                         175                            190
     L-3 Communications Corp., 7.625%, 06/15/12               200                            213
     Moog Inc., 6.25%, 01/15/15 (l)                           150                            150
     Sequa Corp.
     8.875%, 04/01/08                                         250                            270
     9.00%, 08/01/09                                          125                            138
                                                                                             1,094
Agriculture - 0.1%
     Hines Nurseries Inc., 10.25%, 10/01/11                   200                            206

Airlines - 0.1%
     Continental Airlines Inc.
     7.25%, 11/01/05                                          100                            97
     6.541%, 09/15/08                                         58                             52
                                                                                             149
Alternative Energy - 0.2%
     NRG Energy Inc., 8.00%, 12/15/13 (e)                     421                            444

Apparel - 0.1%
     Levi Strauss & Co.
     7.73%, 04/01/12                                          50                             47
     12.25%, 12/15/12                                         125                            137
     9.75%, 01/15/15 (l)                                      75                             74
                                                                                             258
Asset Backed Securities - 3.6%
     Amortizing Residential Collateral Trust,
     4.514%, 08/25/32 (f) (g)                                 750                            756
     Argent NIM Trust, 4.70%, 07/25/34 (e)                    248                            248
     Asset Backed Securities Corp. Home Equity Loan,
     5.288%, 04/15/33 (f) (g)                                 500                            505
     Bayview Financial Acquisition Trust,
     4.564%, 08/25/36 (e) (f) (g)                             1,000                          998
     Bear Stearns Adjustable Rate Mortgage Trust
     5.00%, 05/25/34 (e)                                      164                            163
     5.25%, 08/25/34 (e)                                      235                            234
     Commercial Mortgage Acceptance Corp.
     4.3881%, 11/15/15 (e) (g)                                320                            321
     7.35%, 01/17/32 (f)                                      400                            473
     Countrywide Home Loan Servicing LP
     4.564%, 06/25/34 (f)                                     640                            650
     5.50%, 10/25/35 (e)                                      233                            232
     First Consumers Master Trust, 2.7125%, 09/15/08 (g)      400                            397
     Green Tree Financial Corp., 7.07%, 01/15/29 (f)          751                            794
     Merit Securities Corp., 4.82%, 09/28/32 (e) (f) (g)      1,100                          1,090
     Mid-State Trust, 7.34%, 07/01/35 (f)                     401                            429
     Novastar Home Equity Loan
     4.939%, 02/25/34                                         220                            225
     4.289%, 06/25/34 (f)                                     450                            451
     6.30%, 10/25/35 (f)                                      480                            478
     Option One Mortgage Loan Trust, 6.80%, 05/25/34 (g)      380                            367
     Residential Asset Securitization Trust, 4.41%,
        04/25/32 (g)                                          166                            167
     Sail Net Interest Margin Notes
     6.75%, 11/27/33 (e)                                      29                             29
     5.50%, 03/27/34 (e) (f)                                  300                            300
     5.00%, 04/27/34 (e)                                      198                            198
     5.00%, 12/27/34 (e)                                      302                            302
     4.75%, 01/27/35 (e)                                      249                            249
     7.50%, 01/27/35 (e)                                      166                            163
                                                                                             10,219
Auto Manufacturers - 0.5%
     DaimlerChrysler NA Holdings Inc., 4.05%, 06/04/08 (f)    925                            911
     Ford Motor Co.
     7.45%, 6.625%, 10/01/28                                  100                            78
     07/16/31 (l)                                             600                            501
                                                                                             1,490
Auto Parts & Equipment - 0.2%
     CSK Auto Inc., 7.00%, 01/15/14                           225                            215
     Tenneco Automotive Inc., 10.25%, 07/15/13                100                            113
     TRW Automotive Inc., 9.375%, 02/15/13                    179                            198
                                                                                             526
Banks - 2.6%
     Bank of America Corp., 7.40%, 01/15/11 (f)               1,375                          1,574
     Borden US Finance Corp., 9.00%, 07/15/14 (e) (l)         75                             76
     Capital One Bank, 4.875%, 05/15/08 (f)                   800                            812
     Corporacion Andina de Fomento, 6.875%, 03/15/12 (f)      1,050                          1,176
     Countrywide Home Loans Inc., 4.00%, 03/22/11 (f)         1,475                          1,423
     Goodrich Corp., 7.50%, 04/15/08                          375                            404
     Independence Community Bank Corp., 3.50%, 06/20/13 (f)   475                            459
     Riddell Bell Holdings Inc., 8.375%, 10/01/12             125                            125
     Standard Chartered Bank, 8.00%, 05/30/31 (e) (f)         955                            1,301
                                                                                             7,350
Beverages - 0.1%
     Constellation Brands Inc., 8.125%, 01/15/12              200                            214

Building Materials - 0.1%
     Allied Security Escrow Corp., 11.375%, 07/15/11 (e)      75                             73
     Brand Services Inc., 12.00%, 10/15/12                    100                            107
     Texas Industries Inc., 7.25%, 07/15/13 (e)               100                            103
                                                                                             283
Chemicals - 0.9%
     Borden Chemicals & Plastics, 9.50%, 05/01/10 (i)         140                            2
     Equistar Chemicals LP, 10.625%, 05/01/11                 175                            193
     Huntsman International LLC
     10.125%, 07/01/09                                        152                            156
     7.375%, 01/01/15 (e)                                     50                             49
     ISP Chemco Inc., 10.25%, 07/01/11                        225                            245
     Lyondell Chemical Co., 11.125%, 07/15/12                 225                            255
     Methanex Corp., 8.75%, 08/15/12 (l)                      175                            200
     Millennium America Inc., 9.25%, 06/15/08                 250                            271
     NewMarket Corp., 8.875%, 05/01/10                        225                            233
     OM Group Inc., 9.25%, 12/15/11                           175                            175
     Pq Corp., 7.50%, 02/15/13 (e) (f)                        425                            418
     Rhodia SA, 7.625%, 06/01/10 (l)                          225                            217
     Westlake Chemical Corp., 8.75%, 07/15/11                 131                            141
                                                                                             2,557
Commercial Services - 0.4%
     Allied Waste North America
     9.25%, 09/01/12                                          100                            108
     7.375%, 04/15/14 (l)                                     100                            93
     7.25%, 03/15/15 (e)                                      75                             73
     Cadmus Communications Corp., 8.375%, 06/15/14            175                            180
     Cenveo Corp., 9.625%, 03/15/12                           75                             81
     Imco Recycling Inc., 10.375%, 10/15/10                   150                            165
     Iron Mountain Inc., 7.75%, 01/15/15                      350                            352
     Resolution Performance Products LLC
     9.50%, 04/15/10                                          100                            103
     13.50%, 11/15/10                                         125                            133
                                                                                             1,288
Computers - 0.0%
     Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)     125                            133

Cosmetics & Personal Care - 0.1%
     Del Monte Corp., 8.00%, 02/01/12                         150                            129
     Jafra Cosmetics International Inc., 10.75%, 05/15/11     131                            147
     Playtex Products Inc., 9.375%, 06/01/11                  100                            105
                                                                                             381
Distribution & Wholesale - 0.0%
     Buhrmann US Inc., 7.875%, 03/01/15 (e)                   100                            98

Diversified Financial Services - 4.0%
     Airplane Pass-Thru Trust, 10.875%, 03/15/12 (i)          247                            -
     Alamosa Delaware Inc., 11.00%, 07/31/10                  161                            181
     CanWest Media Inc., 8.00%, 09/15/12 (f)                  279                            294
     CIT Group Inc., 7.75%, 04/02/12 (f)                      1,150                          1,349
     CMO Holdings Ltd., 6.50%, 08/25/05 (e)                   71                             71
     Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10  230                            -
     Corrections Corp., 6.25%, 03/15/13                       100                            99
     Credit Suisse First Boston Mortgage Securities,
     4.53%, 09/25/31 (g)                                      108                            108
     Encana Holdings Financial Corp., 5.80%, 05/01/14 (f)     850                            912
     Ford Motor Credit Co., 7.875%, 06/15/10 (f)              825                            815
     General Motors Acceptance Corp.
     7.25%, 03/02/11                                          25                             23
     6.875%, 09/15/11 (f)                                     1,025                          946
     6.75%, 12/01/14 (l)                                      465                            416
     8.00%, 11/01/31                                          75                             67
     HSBC Finance Corp., 5.25%, 04/15/15 (f)                  975                            1,001
     Huntsman Advanced Materials LLC, 11.00%, 07/15/10        200                            226
     International Finance Corp., 4.375%, 11/01/09            325                            326
     JPMorgan Chase & Co., 6.625%, 03/15/12 (f)               700                            779
     MBNA Corp.
     6.25%, 01/17/07                                          275                            284
     4.625%, 09/15/08 (f)                                     675                            684
     Merrill Lynch Mortgage Investors Inc.,
     5.00%, 09/25/35 (e) (f)                                  616                            611
     Metris Master Trust, 4.34%, 11/20/09 (f) (g)             700                            702
     Morgan Stanley, 6.60%, 04/01/12 (f)                      1,325                          1,473
     Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)      10                             10
                                                                                             11,377
Electric - 1.6%
     AES Corp.
     9.375%, 09/15/10                                         125                            142
     8.875%, 02/15/11                                         50                             56
     7.75%, 03/01/14 (l)                                      200                            217
     Allegheny Energy Supply Statutory Trust,
     10.25%, 11/15/07 (e)                                     250                            275
     Appalachian Power Co., 5.95%, 05/15/33 (f)               850                            914
     Calpine Generating Co. LLC, 12.39%, 04/01/11 (g) (l)     125                            114
     Duke Energy Corp., 4.20%, 10/01/08 (f)                   800                            797
     Edison Mission Energy, 9.875%, 04/15/11 (f)              350                            410
     Entergy Gulf States Inc., 6.20%, 07/01/33 (f)            600                            627
     Mirant Americas Generation LLC
     8.30%, 05/01/11 (i)                                      300                            344
     9.125%, 05/01/31 (i)                                     250                            271
     Reliant Energy Inc., 9.50%, 07/15/13 (f)                 375                            416
     Texas Genco LLC, 6.875%, 12/15/14 (e)                    75                             79
                                                                                             4,662
Electrical Components & Equipment - 0.1%
     Amkor Technology Inc.
     7.125%, 03/15/11 (l)                                     350                            303
     9.25%, 02/15/08 (l)                                      25                             24
                                                                                             327
Engineering & Construction - 0.0%
     Nortek Inc., 8.50%, 09/01/14 (e)                         100                            93
     Terex Corp., 7.375%, 01/15/14                            25                             26
                                                                                             119
Entertainment - 1.0%
     Boyd Gaming Corp., 8.75%, 04/15/12 (l)                   225                            244
     Chumash Casino & Resort Enterprise, 9.00%, 07/15/10 (e)  75                             81
     Cinemark Inc., (Step-Up Bond), 9.75%, 03/15/14 (d)       325                            216
     Herbst Gaming Inc., 8.125%, 06/01/12                     175                            186
     Isle of Capri Casinos Inc., 7.00%, 03/01/14              250                            251
     Kerzner International Ltd., 8.875%, 08/15/11             150                            161
     LB Commercial Conduit Mortgage Trust, 9.00%, 08/01/14 (e)25                             24
     Lodgenet Entertainment Corp., 9.50%, 06/15/13            300                            327
     MGM Mirage Inc., 6.75%, 09/01/12                         375                            386
     Mohegan Tribal Gaming Authority, 6.875%, 02/15/15 (e)    100                            102
     Penn National Gaming Inc., 6.75%, 03/01/15 (e) (l)       225                            223
     Pinnacle Entertainment Inc., 8.75%, 10/01/13             175                            186
     Six Flags Inc.
     9.75%, 04/15/13                                          75                             71
     9.625%, 06/01/14                                         75                             70
     Station Casinos Inc., 6.875%, 03/01/16                   175                            180
     Turning Stone Casino Resort Enterprise,
     9.125%, 12/15/10 (e)                                     175                            185
     VICORP Restaurants Inc., 10.50%, 04/15/11                125                            126
                                                                                             3,019
Environmental Control - 0.0%
     Aleris Intl Inc., 9.00%, 11/15/14                        25                             26
     Allied Waste North America, 8.50%, 12/01/08              100                            104
     Safety-Kleen Services, 9.25%, 06/01/08 (i)               375                            2
                                                                                             132
Food - 1.1%
     Ahold Finance USA Inc., 7.82%, 01/02/20                  47                             50
     Doane Pet Care Co., 10.75%, 03/01/10                     25                             26
     Dole Food Co., 8.75%, 07/15/13                           75                             81
     Friendly Ice Cream Corp., 8.375%, 06/15/12 (l)           100                            97
     Kraft Foods Inc., 5.625%, 11/01/11 (f)                   1,400                          1,485
     Nutritional Sourcing Corp., 10.125%, 08/01/09            5                              3
     Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)        175                            157
     Safeway Inc., 7.25%, 02/01/31 (f)                        850                            984
     Sbarro Inc., 11.00%, 09/15/09 (l)                        175                            176
     Swift & Co., 10.125%, 10/01/09                           100                            109
                                                                                             3,168
Forest Products & Paper - 0.3%
     Abitibi-Consolidated Inc., 8.55%, 08/01/10               125                            130
     Blue Ridge Paper Products Inc., 9.50%, 12/15/08 (l)      100                            96
     Bowater Canada Finance, 7.95%, 11/15/11                  150                            159
     Buckeye Technologies Inc.
     9.25%, 09/15/08 (e) (l)                                  145                            145
     8.00%, 10/15/10                                          75                             72
     Cenveo Corp., 7.875%, 12/01/13 (l)                       150                            143
     Smurfit Capital Funding Plc, 7.50%, 11/20/25             225                            211
                                                                                             956
Healthcare - 1.5%
     Ameripath Inc., 10.50%, 04/01/13 (l)                     225                            228
     DaVita Inc., 7.25%, 03/15/15 (e) (l)                     100                            103
     Extendicare Health Services Inc.
     9.50%, 07/01/10                                          150                            162
     6.875%, 05/01/14                                         25                             25
     Genesis Healthcare Corp., 8.00%, 10/15/13                225                            244
     Host Marriott LP, 7.125%, 11/01/13 (l)                   50                             52
     Humana Inc., 6.30%, 08/01/18 (f)                         775                            847
     IASIS Healthcare LLC, 8.75%, 06/15/14                    200                            217
     Insight Health Services Corp., 9.875%, 11/01/11          100                            78
     Medical Device Manufacturing Inc., 10.00%, 07/15/12      175                            188
     National Mentor Inc., 9.625%, 12/01/12 (e)               175                            184
     Psychiatric Solutions Inc., 10.625%, 06/15/13            100                            111
     Sybron Dental Specialties Inc., 8.125%, 06/15/12         275                            294
     Tenet Healthcare Corp.
     7.375%, 02/01/13 (l)                                     275                            272
     9.875%, 07/01/14                                         25                             27
     Vanguard Health Systems Inc., 9.00%, 10/01/14            200                            216
     Warner Chilcott Corp., 8.75%, 02/01/15 (e)               175                            170
     WellPoint Health Networks, 6.375%, 01/15/12 (f)          800                            882
                                                                                             4,300
Holding Companies - Diversified - 0.2%
     Applied Extrusion Technologies Inc., 12.00%,
        03/15/12 (e) (l)                                      18                             18
     CBD Media Holdings LLC, 9.25%, 07/15/12                  100                            101
     Crystal US Holdings 3 LLC, 9.625%, 06/15/14              97                             109
     DRS Technologies Inc., 6.875%, 11/01/13                  150                            155
     Jean Coutu Group Inc., 8.50%, 08/01/14 (l)               100                            99
     Nebco Evans Holding Co.,
     (Step-Up Bond), 12.375%, 07/15/07 (d) (i)                350                            -
     United Agri Products, 8.25%, 12/15/11                    199                            206
                                                                                             688
Home Builders - 0.1%
     Associated Materials Inc.,
     (Step-Up Bond), 11.25%, 03/01/14 (d)                     350                            222

Home Furnishings - 0.1%
     Applica Inc., 10.00%, 07/31/08 (l)                       64                             58
     Sealy Mattress Co., 8.25%, 06/15/14 (l)                  175                            177
                                                                                             235
Household Products - 0.0%
     Breed Technologies Inc., 9.25%, 04/15/08 (i)             250                            -

Insurance - 0.2%
     UnitedHealth Group Inc., 4.125%, 08/15/09                475                            473

Internet - 0.1%
     FTD Inc., 7.75%, 02/15/14                                170                            167

Iron & Steel - 0.0%
     AK Steel Corp., 7.875%, 02/15/09 (l)                     50                             46
     IPSCO Inc., 8.75%, 06/01/13                              75                             84
                                                                                             130
Leisure Time - 0.2%
     Equinox Holdings Inc., 9.00%, 12/15/09                   175                            181
     Icon Health & Fitness, 11.25%, 04/01/12 (l)              100                            77
     Leslie's Poolmart Inc., 7.75%, 02/01/13                  100                            101
     Mohegan Tribal Gaming Authority, 7.125%, 08/15/14        75                             79
                                                                                             438
Lodging - 0.4%
     Caesars Entertainment Inc., 8.125%, 05/15/11 (l)         125                            144
     Gaylord Entertainment Co., 6.75%, 11/15/14               200                            196
     HMH Properties Inc., 7.875%, 08/01/08                    34                             35
     Host Marriott LP, 6.375%, 03/15/15 (e)                   250                            248
     John Q Hamons Hotels, 8.875%, 05/15/12                   200                            218
     Las Vegas Sands Corp., 6.375%, 02/15/15 (e)              225                            220
     MeriStar Hospitality Finance Corp., 10.50%, 06/15/09 (l) 100                            107
                                                                                             1,168
Machinery - 0.2%
     Case New Holland Inc., 9.25%, 08/01/11 (e)               25                             26
     Dresser-Rand Group Inc., 7.375%, 11/01/14 (e)            100                            104
     Flowserve Corp., 12.25%, 08/15/10                        125                            135
     Terex Corp., 10.375%, 04/01/11                           175                            190
                                                                                             455
Manufacturing - 0.2%
     Blount Inc., 8.875%, 08/01/12                            75                             80
     Invensys Plc, 9.875%, 03/15/11 (e)                       100                            96
     Koppers Inc., 9.875%, 10/15/13                           125                            135
     Park-Ohio Industries Inc., 8.375%, 11/15/14 (e)          100                            89
     Sensus Metering Systems Inc., 8.625%, 12/15/13           180                            167
                                                                                             567
Media - 1.3%
     Cablevision Systems Corp., 7.88%, 04/01/09               175                            175
     Charter Communications Holdings LLC
     8.625%, 04/01/09 (l)                                     50                             37
     10.25%, 01/15/10                                         125                            93
     (Step-Up Bond), 11.75%, 01/15/10 (d)                     75                             59
     10.00%, 05/15/11 (f)                                     550                            402
     (Step-Up Bond), 12.125%, 01/15/12 (d)                    75                             43
     CSC Holdings Inc.
     8.125%, 08/15/09                                         50                             51
     10.50%, 05/15/16 (l)                                     75                             81
     Dex Media Inc.
     9.875%, 08/15/13                                         196                            223
     (Step-Up Bond), 9.00%, 11/15/13 (d)                      275                            221
     DirecTV Holdings LLC, 6.375%, 06/15/15 (e)               300                            299
     Houghton Mifflin Co.,
     (Step-Up Bond), 11.50%, 10/15/13 (d) (l)                 125                            91
     Mediacom Broadband LLC, 11.00%, 07/15/13                 135                            146
     Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13 (l) 25                             25
     Muzak Finance Corp.
     10.00%, 02/15/09                                         75                             62
     9.875%, 03/15/09 (l)                                     125                            60
     Nexstar Finance Holdings Inc.,
     (Step-Up Bond), 11.375%, 04/01/13 (d)                    75                             56
     Nextmedia Operating Inc., 10.75%, 07/01/11               175                            190
     Radio One Inc., 8.875%, 07/01/11                         150                            161
     Sinclair Broadcast Group, 8.00%, 03/15/12                200                            205
     Time Warner Inc., 7.625%, 04/15/31 (f)                   725                            905
     Yell Finance BV, 10.75%, 08/01/11                        50                             55
     Young Broadcasting Inc., 8.75%, 01/15/14 (l)             150                            133
                                                                                             3,773
Metal Fabrication & Hardware - 0.3%
     Mueller Group Inc., 10.00%, 05/01/12                     150                            158
     Mueller Holdings Inc., (Step-Up Bond), 14.75%,
        04/15/14 (d)                                          50                             37
     Novelis Inc., 7.25%, 02/15/15 (e)                        200                            201
     Owens-Brockway, 8.25%, 05/15/13 (f)                      375                            407
                                                                                             803
Mining - 0.1%
     Compass Minerals Group Inc., 10.00%, 08/15/11            195                            213

Office Furnishings - 0.1%
     Interface Inc.
     7.30%, 04/01/08                                          125                            128
     9.50%, 02/01/14                                          50                             51
     Tempur-Pedic Inc., 10.25%, 08/15/10 (e)                  130                            143
                                                                                             322
Oil & Gas Producers - 1.2%
     Calpine Corp., 8.50%, 07/15/10 (e) (l)                   300                            231
     Chesapeake Energy Corp., 6.625%, 01/15/16 (e)            275                            284
     Devon Financing Corp. ULC, 6.875%, 09/30/11 (f)          650                            727
     Exco Resources Inc., 7.25%, 01/15/11                     200                            200
     Forest Oil Corp., 8.00%, 12/15/11                        250                            276
     Magnum Hunter Resources Inc., 9.60%, 03/15/12            195                            216
     Stone Energy Corp., 8.25%, 12/15/11                      175                            183
     Swift Energy Co., 9.375%, 05/01/12                       50                             54
     Valero Energy Corp., 4.75%, 06/15/13 (f)                 1,010                          1,000
     Vintage Petroleum Inc., 7.875%, 05/15/11 (l)             175                            185
                                                                                             3,356
Oil & Gas Services - 0.5%
     Hanover Compressor Co., 0.00%, 03/31/07 (k)              175                            154
     Key Energy Services Inc., 8.375%, 03/01/08               175                            181
     Petronas Capital Ltd., 7.00%, 05/22/12 (e)               275                            314
     Precision Drilling Corp., 5.625%, 06/01/14 (f)           675                            698
                                                                                             1,347
Packaging & Containers - 0.6%
     Anchor Glass Container Corp., 11.00%, 02/15/13           150                            117
     Berry Plastics Corp., 10.75%, 07/15/12                   250                            273
     Graphic Packaging International Corp., 9.50%,
        08/15/13 (l)                                          200                            202
     Jefferson Smurfit Corp., 8.25%, 10/01/12 (f)             425                            427
     Plastipak Holdings Inc., 10.75%, 09/01/11                310                            342
     Pliant Corp., 11.125%, 09/01/09                          100                            98
     Radnor Holdings Corp., 11.00%, 03/15/10 (l)              225                            154
     Tekni-Plex Inc., 8.75%, 11/15/13 (e) (l)                 225                            200
                                                                                             1,813
Pharmaceuticals - 0.7%
     aaiPharma Inc., 11.50%, 04/01/10 (i) (l)                 175                            92
     Qwest Services Corp., 14.00%, 12/15/14 (f)               400                            485
     Wyeth, 5.50%, 03/15/13 (f)                               1,400                          1,473
                                                                                             2,050
Pipelines - 0.6%
     Dynegy Holdings Inc.
     9.875%, 07/15/10 (e)                                     100                            111
     7.625%, 10/15/26                                         450                            429
     El Paso Corp.
     7.875%, 06/15/12                                         100                            103
     7.80%, 08/01/31                                          75                             73
     7.75%, 01/15/32 (f)                                      425                            414
     Williams Cos. Inc.
     7.125%, 09/01/11                                         50                             54
     7.625%, 07/15/19                                         75                             84
     7.875%, 09/01/21                                         100                            114
     8.75%, 03/15/32 (f)                                      250                            300
                                                                                             1,682
Real Estate - 0.6%
     Boston Properties LP, 6.25%, 01/15/13 (f)                700                            763
     Host Marriott LP, 9.50%, 01/15/07                        75                             80
     iStar Financial Inc., 5.15%, 03/01/12 (f)                800                            791
     MeriStar Hospitality Corp., 9.125%, 01/15/11             75                             79
                                                                                             1,713
Retail - 0.7%
     Carrols Corp., 9.00%, 01/15/13 (e)                       175                            177
     Doane Pet Care Co., 9.75%, 05/15/07                      225                            219
     Finlay Fine Jewelry Corp., 8.375%, 06/01/12              100                            90
     Home Interiors & Gifts Inc., 10.125%, 06/01/08           250                            161
     Limited Brands Inc., 6.95%, 03/01/33 (f)                 875                            911
     Petco Animal Supplies Inc., 10.75%, 11/01/11             150                            167
     Rite Aid Corp.
     11.25%, 07/01/08                                         125                            132
     7.50%, 01/15/15                                          150                            144
                                                                                             2,002
Storage/Warehousing - 0.1%
     OMI Corp., 7.625%, 12/01/13                              175                            174

Telecommunications - 2.1%
     AT&T Broadband Corp., 8.375%, 03/15/13 (f)               725                            884
     Charter Communications Holdings LLC, 10.75%, 10/01/09    50                             39
     DirecTV Holdings LLC, 8.375%, 03/15/13                   130                            144
     Emmis Communications, 9.30%, 06/15/12 (e)                100                            102
     Insight Midwest LP, 10.50%, 11/01/10                     200                            212
     Intelsat Bermuda Ltd., 7.81%, 01/15/12 (e)               75                             76
     MCI Inc., 8.735%, 05/01/14                               270                            303
     Nextel Communications Inc.
     6.875%, 10/31/13                                         100                            107
     7.375%, 08/01/15 (f)                                     450                            486
     Qwest Corp., 8.875%, 03/15/12 (e)                        125                            136
     Qwest Services Corp., 13.50%, 12/15/10                   200                            231
     SBA Telecommunications Inc.,
     (Step-Up Bond), 9.75%, 12/15/11 (d)                      250                            230
     Sprint Capital Corp., 8.375%, 03/15/12 (l)               650                            782
     Telecom Italia Capital SA, 4.00%, 01/15/10 (e) (f)       725                            704
     US Unwired Inc., 10.00%, 06/15/12                        175                            195
     Verizon Florida Inc., 6.125%, 01/15/13 (f)               1,370                          1,469
     Zeus Special Subsidiary Ltd.,
     (Step-Up Bond), 9.25%, 02/01/15 (d) (e) (l)              100                            67
                                                                                             6,167
Telecommunications Equipment - 0.2%
     American Tower Escrow Corp., 7.50%, 08/01/08 (k)         145                            111
     Centennial Cellular Operating Co., 10.125%, 06/15/13     200                            226
     PanAmSat Corp., 9.00%, 08/15/14 (e)                      65                             71
     Spectrasite Inc., 8.25%, 05/15/10                        100                            106
     Western Wireless Corp., 9.25%, 07/15/13                  75                             85
                                                                                             599
Transportation - 0.3%
     Holt Group Inc., 9.75%, 01/15/06 (i)                     200                            -
     Union Pacific Corp., 3.625%, 06/01/10 (l)                925                            889
                                                                                             889
Venture Capital - 0.0%
     Rainbow National Services LLC, 10.375%, 09/01/14 (e)     125                            144

Water - 0.2%
     United Utilities Plc, 4.55%, 06/19/18 (f)                700                            658

Wireless Telecommunications - 0.5%
     American Tower Corp., 7.50%, 05/01/12 (l)                125                            133
     Lucent Technologies Inc., 6.45%, 03/15/29 (l)            475                            425
     New Cingular Wireless Services Inc., 8.75%, 03/01/31 (f) 650                            911
                                                                                             1,469

     Total Corporate Bonds (cost $88,444)                                                    89,263

Government Securities - 58.8%
Asset Backed Securities - 0.1%
     First Union National Bank Commercial Mortgage,
     0.536%, 05/17/32                                         11,486                         319

Sovereign - 9.4%
     Federal Republic of Brazil
     10.50%, 07/14/14                                         175                            207
     8.875%, 10/14/19                                         150                            159
     12.25%, 03/06/30                                         585                            784
     11.00%, 08/17/40                                         425                            511
     Quebec Province Co., 4.60%, 05/26/15 (f)                 1,475                          1,492
     Republic of Argentina
     3.01%, 08/03/12                                          275                            249
     3.97%, 12/31/33                                          278                            255
     Republic of Brazil
     4.31%, 04/15/12 (g)                                      2,281                          2,194
     8.00%, 04/15/14                                          1,863                          1,908
     10.125%, 05/15/27                                        625                            724
     Republic of Bulgaria, 8.25%, 01/15/15                    150                            188
     Republic of Colombia
     10.00%, 01/23/12                                         250                            291
     10.75%, 01/15/13                                         50                             61
     8.125%, 05/21/24                                         250                            249
     8.375%, 02/15/27                                         50                             51
     10.375%, 01/28/33                                        250                            298
     Republic of Ecuador
     12.00%, 11/15/12                                         370                            348
     (Step-Up Bond), 8.00%, 08/15/30 (d)                      25                             21
     Republic of Panama
     9.625%, 02/08/11                                         205                            245
     9.375%, 01/16/23                                         315                            389
     Republic of Peru
     9.125%, 02/21/12                                         500                            585
     9.875%, 02/06/15                                         190                            235
     0.00%, 03/07/17 (h)                                      319                            304
     Republic of Philippines
     8.375%, 03/12/09                                         525                            556
     8.875%, 03/17/15                                         150                            156
     9.875%, 01/15/19                                         275                            297
     10.625%, 03/16/25                                        425                            475
     Republic of South Africa, 6.50%, 06/02/14                200                            223
     Republic of the Ukraine
     6.875%, 03/04/11                                         125                            132
     7.65%, 06/11/13                                          100                            110
     Republic of Turkey
     9.00%, 06/30/11                                          400                            454
     11.50%, 01/23/12 (f)                                     425                            543
     11.00%, 01/14/13                                         150                            189
     11.875%, 01/15/30                                        175                            253
     Republic of Venezuela
     10.75%, 09/19/13                                         625                            732
     8.50%, 10/08/14                                          250                            260
     9.25%, 09/15/27                                          100                            105
     Russian Federation
     11.00%, 07/24/18                                         725                            1,081
     (Step-Up Bond), 5.00%, 03/31/30 (d)                      3,620                          4,041
     United Mexican States
     6.375%, 01/16/13                                         575                            617
     5.875%, 01/15/14 (f)                                     1,675                          1,748
     6.625%, 03/03/15                                         1,475                          1,623
     11.375%, 09/15/16                                        325                            482
     8.00%, 09/24/22                                          150                            183
     8.30%, 08/15/31                                          400                            497
     7.50%, 04/08/33                                          475                            544
                                                                                             27,052
U.S. Government Agencies - 33.0% Federal Home Loan Mortgage Corp.
     5.00%, TBA (c)                                           11,500                         11,515
     6.50%, TBA (c)                                           2,000                          2,069
     Federal National Mortgage Association
     4.00%, TBA (c)                                           8,000                          7,841
     4.50%, TBA (c)                                           7,000                          6,850
     5.00%, TBA (c)                                           39,625                         39,625
     5.50%, TBA (c)                                           20,500                         20,775
     6.00%, TBA (c)                                           3,000                          3,075
     6.50%, TBA (c)                                           2,000                          2,069
     6.00%, 04/01/18                                          152                            157
     10.40%, 04/25/19                                         6                              6
     6.50%, 02/01/26                                          13                             14
     7.50%, 08/01/29                                          22                             24
     8.00%, 08/01/29                                          2                              3
     7.50%, 09/01/29                                          46                             50
     7.50%, 03/01/30                                          14                             15
     8.00%, 04/01/30                                          22                             24
     7.50%, 05/01/30                                          9                              9
     7.50%, 06/01/30                                          13                             15
     7.50%, 07/01/30                                          17                             17
     8.00%, 07/01/30                                          33                             36
     8.00%, 08/01/30                                          10                             11
     7.50%, 09/01/30                                          9                              9
     8.00%, 10/01/30                                          151                            162
     7.50%, 11/01/30                                          9                              9
     7.50%, 12/01/30                                          10                             11
     7.50%, 01/01/31                                          8                              9
     8.00%, 01/01/31                                          93                             101
     7.50%, 02/01/31                                          67                             71
     8.00%, 02/01/31                                          6                              7
     7.50%, 03/01/31                                          18                             19
     6.00%, 07/01/32                                          28                             29
     7.00%, 07/01/32                                          42                             45
     6.00%, 09/01/32                                          150                            154
     7.50%, 09/01/32                                          30                             33
                                                                                             94,859
U.S. Treasury Securities - 16.4% U.S. Treasury Bond
     6.125%, 11/15/27 (l)                                     100                            126
     5.50%, 08/15/28 (l)                                      70                             82
     5.25%, 11/15/28 (l)                                      1,500                          1,713
     5.25%, 02/15/29 (l)                                      500                            572
     6.125%, 08/15/29 (l)                                     1,500                          1,915
     5.375%, 02/15/31 (l)                                     750                            885
     U.S. Treasury Note
     3.625%, 01/15/10 (l)                                     3,350                          3,334
     6.50%, 02/15/10 (l)                                      5,400                          6,026
     4.00%, 03/15/10                                          425                            430
     4.00%, 04/15/10 (l)                                      15,900                         16,074
     3.875%, 05/15/10 (l)                                     5,600                          5,632
     5.00%, 02/15/11 (l)                                      5,900                          6,269
     4.00%, 02/15/14 (l)                                      2,350                          2,364
     4.25%, 11/15/14 (l)                                      1,660                          1,699
                                                                                             47,121

     Total Government Securities (cost $166,340)                                             169,351

Municipals - 0.3%
Sovereign - 0.3%
     Region of Lombardy, 5.804%, 10/25/32                     750                            855

     Total Municipals (cost $750)                                                            855

Short Term Investments - 62.5%
Commercial Paper - 19.4%
     Barton Capital Corp., 3.13%, 07/13/05 (f)                7,475                          7,467
     Blue Ridge Asset Funding Corp., 3.13%, 07/14/05 (f)      1,620                          1,618
     Chesham Finance LLC, 3.16%, 07/13/05                     7,475                          7,467
     Concord Minutemen Capital Co., 3.14%, 07/14/05           7,475                          7,467
     Credit Suisse Corp., 3.15%, 07/13/05                     7,475                          7,467
     DaimlerChrysler NA Holdings Inc., 3.31%, 07/14/05 (f)    3,735                          3,731
     Four Winds Funding Corp., 3.22%, 07/14/05 (f)            3,735                          3,731
     Market Street Funding, 3.135%, 07/14/05                  7,475                          7,467
     Mica Funding LLC, 3.16%, 07/13/05                        2,040                          2,037
     Narco Corp., 3.14%, 07/13/05 (f)                         7,475                          7,466
                                                                                             55,918
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             1                              1

Repurchase Agreement - 21.6%
     Repurchase Agreement with Bank of America Securities, 3.34%,
     (Collateralized by $58,570 Federal Home Loan Mortgage Corporation, 4.30%,
     due 05/05/08, market value $60,327 and $2,970 Federal
      Home Loan Mortgage Corporation, 5.25%, due 11/05/12, market value $3,047) acquired on 06/30/05, due 07/01/05 at
        $62,161                                              $62,161                         62,161
Securities Lending Collateral - 21.5%
     Mellon GSL Delaware Business Trust Collateral Fund       61,753                         61,753

     Total Short Term Investments (cost $179,835)                                            179,835

Total Investments - 153.4% (cost $436,804)                                                   441,417
Other Assets and Liabilities, Net -  (53.4%)                                                 (153,574)
Total Net Assets - 100%                                                                      $287,843

JNL/Salomon Brothers U.S. Government & Quality Bond Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Mortgage Securities                                      46.3%
     Government                                               45.8%
     Financial                                                7.5%
     Asset Backed Securities                                  0.4%
                                                              100.0%

Corporate Bonds - 3.2%
Asset Backed Securities - 3.2%
     Commercial Mortgage Acceptance Corp.,
     5.447%, 07/16/34 (e)                                     $5,625                         $5,849
     Green Tree Financial Corp., 7.07%, 01/15/29              704                            745

     Total Corporate Bonds (cost $6,504)                                                     6,594

Government Securities - 95.6%
U.S. Government Agencies - 52.8%
     Federal Home Loan Mortgage Corp.
     4.50%, TBA (c)                                           1,000                          995
     5.00%, TBA (c)                                           24,500                         24,531
     6.00%, TBA (c)                                           3,000                          3,077
     3.016%, 07/08/05 (f)                                     20,000                         19,988
     5.80%, 09/02/08 (l)                                      3,500                          3,697
     7.00%, 07/01/11                                          5                              5
     6.50%, 08/01/13                                          37                             38
     8.25%, 04/01/17                                          3                              3
     8.00%, 07/01/20                                          75                             80
     6.00%, 11/01/28                                          699                            718
     7.00%, 04/01/29                                          175                            185
     7.00%, 10/01/31                                          9                              10
     7.00%, 11/01/31                                          16                             17
     7.00%, 02/01/32                                          221                            232
     7.00%, 03/01/32                                          209                            220
     7.00%, 04/01/32                                          200                            211
     4.50%, 04/15/32                                          183                            176
     7.00%, 06/01/32                                          27                             28
     6.00%, 08/01/32                                          11                             11
     5.00%, 08/01/33 (f)                                      2,218                          2,221
     Federal National Mortgage Association
     5.00%, TBA (c)                                           7,000                          7,008
     5.50%, TBA (c)                                           25,000                         25,390
     6.00%, TBA (c)                                           3,000                          3,075
     6.50%, TBA (c)                                           8,000                          8,275
     4.29%, 02/17/09 (g) (l)                                  2,000                          1,985
     12.50%, 09/20/15                                         2                              2
     12.00%, 01/01/16                                         89                             99
     12.00%, 01/15/16                                         3                              3
     12.50%, 01/15/16                                         41                             46
     5.00%, 02/01/19                                          1,306                          1,321
     11.50%, 09/01/19                                         -                              1
     10.50%, 08/01/20                                         9                              10
     6.50%, 03/01/26                                          14                             15
     7.00%, 05/01/26                                          18                             19
     7.00%, 11/01/28                                          20                             21
     7.00%, 12/01/28                                          13                             14
     7917.50%, 12/28/28 (g)                                   -                              -
     7.00%, 03/01/29                                          70                             74
     8.00%, 07/01/29                                          1                              1
     8.00%, 11/01/29                                          28                             30
     8.00%, 12/01/29                                          47                             51
     7.00%, 01/01/30                                          76                             80
     8.00%, 01/01/30                                          66                             71
     8.00%, 02/01/30                                          12                             12
     8.00%, 05/01/30                                          4                              4
     6.527%, 05/25/30                                         1,508                          1,590
     8.00%, 09/01/30                                          3                              3
     8.00%, 10/01/30                                          64                             68
     8.00%, 11/01/30                                          3                              3
     8.00%, 01/01/31                                          145                            155
     7.50%, 02/01/31                                          131                            140
     8.00%, 02/01/31                                          57                             62
     8.00%, 03/01/31                                          92                             98
     8.00%, 04/01/31                                          3                              4
     6.00%, 01/01/33                                          2,432                          2,495
     Freddie Mac, 5.50%, 01/15/23                             9,136                          517
     Government National Mortgage Association,
     13.50%, 07/15/10                                         41                             47
                                                                                             109,231
U.S. Treasury Securities - 42.6% U.S. Treasury Bond
     6.625%, 02/15/27 (f)                                     2,350                          3,119
     6.375%, 08/15/27                                         1,000                          1,297
     5.25%, 02/15/29 (f)                                      2,000                          2,287
     6.125%, 08/15/29                                         1,250                          1,596
     5.375%, 02/15/31 (f)                                     17,000                         20,060
     U.S. Treasury Note
     5.75%, 11/15/05                                          8,500                          8,575
     2.875%, 11/30/06 (l)                                     11,000                         10,888
     3.375%, 11/15/08 (f)                                     1,300                          1,287
     3.375%, 10/15/09 (l)                                     15,000                         14,789
     4.25%, 08/15/13 (l)                                      8,700                          8,918
     4.25%, 08/15/14 (l)                                      5,000                          5,120
     4.00%, 02/15/15 (l)                                      10,000                         10,036
                                                                                             87,972

     Total Government Securities (cost $192,400)                                             197,203

Short Term Investments - 62.4%
Commercial Paper - 18.5%
     Atlantic Asset Securities Corp., 3.16%, 07/14/05 (f)     1,368                          1,366
     Barton Capital Corp., 3.13%, 07/13/05 (f)                4,540                          4,535
     Chesham Finance LLC, 3.16%, 07/13/05 (f)                 5,475                          5,469
     Concord Minutemen Capital Co., 3.14%, 07/14/05 (f)       5,475                          5,469
     Credit Suisse Corp., 3.15%, 07/13/05 (f)                 5,475                          5,469
     DaimlerChrysler NA Holdings Inc., 3.31%, 07/14/05 (f)    2,735                          2,732
     Four Winds Funding Corp., 3.22%, 07/14/05 (f)            2,735                          2,732
     Market Street Funding, 3.135%, 07/14/05 (f)              5,475                          5,469
     Mica Funding LLC, 3.16%, 07/13/05 (f)                    5,000                          4,995
                                                                                             38,236
Money Market Funds - 0.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             1                              1


Repurchase Agreement - 11.8%
     Repurchase Agreement with Bank of America Securities, 3.34%,
     (Collateralized by $24,100 Federal Home Loan Mortgage Corporation, 4.30%,
     due 05/05/08, market value $24,823)
      acquired on 06/30/05, due 07/01/05 at $24,324           $24,324                        24,324

Securities Lending Collateral - 26.8%
     Mellon GSL Delaware Business Trust Collateral Fund       55,215                         55,215

U.S. Government Agencies - 2.4% Federal National Mortgage Association,
     3.017%, 07/08/05                                         $5,000                         4,997

U.S. Treasury Bills - 2.9%
     US Treasury Bill, 2.82%, 07/07/05 (m)                    6,000                          5,997

     Total Short Term Investments (cost $128,770)                                            128,770

Total Investments - 161.2% (cost $327,674)                                                   332,567
Other Assets and Liabilities, Net -  (61.2%)                                                 (126,268)
Total Net Assets - 100%                                                                      $206,299

JNL/Select Balanced Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                16.1%
     Government                                               11.9%
     Consumer, Non-cyclical                                   11.7%
     Mortgage Securities                                      11.4%
     Energy                                                   10.3%
     Industrial                                               8.4%
     Communications                                           7.6%
     Basic Materials                                          6.2%
     Money Market Investment                                  3.9%
     Technology                                               3.6%
     Consumer, Cyclical                                       3.4%
     Utilities                                                3.3%
     Asset Backed Securities                                  2.2%
                                                              100.0%

Common Stocks - 63.3%
Aerospace & Defense - 1.4%
     General Dynamics Corp.                                   33                             $3,593
     United Technologies Corp.                                36                             1,869
                                                                                             5,462
Auto Parts & Equipment - 0.4%
     Borg Warner Inc.                                         16                             837

Banks - 3.4%
     Bank of America Corp.                                    134                            6,098
     PNC Financial Services Group Inc.                        29                             1,552
     State Street Corp.                                       57                             2,770
     Synovus Financial Corp.                                  84                             2,397
                                                                                             12,817
Beverages - 1.2%
     Coca-Cola Co.                                            66                             2,735
     Coca-Cola Enterprises Inc.                               90                             1,981
                                                                                             4,716
Chemicals - 1.9%
     E.I. du Pont de Nemours & Co.                            124                            5,325
     Rohm and Haas Co.                                        38                             1,747
                                                                                             7,072
Computers - 1.1%
     International Business Machines Corp.                    59                             4,370

Cosmetics & Personal Care - 1.2%
     Colgate-Palmolive Co. (b)                                25                             1,248
     Proctor & Gamble Co.                                     64                             3,381
                                                                                             4,629
Diversified Financial Services - 4.5%
     Citigroup Inc.                                           161                            7,452
     Freddie Mac                                              39                             2,537
     JPMorgan Chase & Co.                                     64                             2,243
     MBNA Corp.                                               87                             2,281
     Merrill Lynch & Co. Inc. (l)                             45                             2,492
                                                                                             17,005
Electric - 3.3%
     Dominion Resources Inc.                                  16                             1,196
     Exelon Corp.                                             96                             4,943
     Pinnacle West Capital Corp.                              52                             2,311
     PPL Corp.                                                33                             1,960
     Progress Energy Inc. (l)                                 51                             2,285
                                                                                             12,695
Electrical Components & Equipment - 0.5%
     Emerson Electric Co.                                     33                             2,035

Environmental Control - 0.9%
     Waste Management Inc.                                    127                            3,591

Food - 0.8%
     General Mills Inc.                                       43                             2,017
     Tyson Foods Inc.                                         51                             908
                                                                                             2,925
Forest Products & Paper - 2.0%
     International Paper Co.                                  61                             1,855
     Weyerhaeuser Co.                                         87                             5,563
                                                                                             7,418
Healthcare - 0.3%
     Baxter International Inc.                                34                             1,243

Home Furnishings - 1.0%
     Sony Corp. - ADR                                         28                             978
     Whirlpool Corp. (l)                                      41                             2,882
                                                                                             3,860
Household Products - 1.2%
     Avery Dennison Corp.                                     43                             2,288
     Kimberly-Clark Corp                                      39                             2,454
                                                                                             4,742
Insurance - 4.2%
     ACE Ltd.                                                 90                             4,054
     American International Group Inc.                        52                             3,010
     Hartford Financial Services Group Inc.                   60                             4,509
     Marsh & McLennan Cos. Inc.                               51                             1,415
     MBIA Inc. (l)                                            24                             1,400
     MetLife Inc.                                             34                             1,510
                                                                                             15,898
Machinery - 1.2%
     Caterpillar Inc.                                         20                             1,868
     Deere & Co.                                              44                             2,862
                                                                                             4,730
Manufacturing - 1.9%
     General Electric Corp.                                   111                            3,839
     Parker Hannifin Corp.                                    55                             3,386
                                                                                             7,225
Media - 2.5%
     Comcast Corp. - Class A (b) (l)                          100                            3,070
     Gannett Co.                                              30                             2,113
     New York Times Co. - Class A                             9                              293
     Time Warner Inc. (b)                                     162                            2,702
     Viacom Inc. - Class B                                    47                             1,511
                                                                                             9,689
Mining - 2.1%
     Alcoa Inc.                                               118                            3,081
     Cameco Corp.                                             42                             1,880
     Rio Tinto Plc - ADR                                      25                             2,987
                                                                                             7,948
Office & Business Equipment - 0.6%
     Pitney Bowes Inc.                                        52                             2,278

Oil & Gas Producers - 9.5%
     BP Plc - ADR                                             68                             4,217
     Burlington Resources Inc.                                56                             3,071
     Chevron Corp.                                            109                            6,067
     ConocoPhillips                                           14                             828
     Encana Corp.                                             155                            6,118
     Exxon Mobil Corp.                                        182                            10,465
     Total SA - ADR (l)                                       45                             5,235
                                                                                             36,001
Oil & Gas Services - 0.6%
     Schlumberger Ltd.                                        32                             2,422

Pharmaceuticals - 5.1%
     Abbott Laboratories                                      119                            5,808
     Eli Lilly & Co.                                          62                             3,426
     Novartis AG - ADR                                        39                             1,831
     Pfizer Inc.                                              68                             1,864
     Schering-Plough Corp. (l)                                197                            3,757
     Wyeth                                                    57                             2,545
                                                                                             19,231
Retail - 1.9%
     Family Dollar Stores Inc.                                72                             1,882
     McDonald's Corp.                                         121                            3,369
     TJX Cos. Inc.                                            52                             1,264
     Wal-Mart Stores Inc.                                     12                             588
                                                                                             7,103
Semiconductors - 0.7%
     Texas Instruments Inc.                                   98                             2,759

Software - 0.9%
     Microsoft Corp.                                          144                            3,572

Telecommunications - 2.7%
     SBC Communications Inc.                                  176                            4,178
     Sprint Corp.                                             110                            2,752
     Verizon Communications                                   99                             3,427
                                                                                             10,357
Tobacco - 1.1%
     Altria Group Inc.                                        67                             4,332

Transportation - 2.3%
     CSX Corp.                                                98                             4,159
     Union Pacific Corp.                                      69                             4,445
                                                                                             8,604
Wireless Telecommunications - 0.9%
     Motorola Inc.                                            185                            3,378

     Total Common Stocks (cost $222,550)                                                     240,944

Corporate Bonds - 11.7%
Aerospace & Defense - 0.0%
     Raytheon Co., 6.75%, 08/15/07                            $146                           153

Asset Backed Securities - 4.1%
     Americredit Automobile Receivables Trust, 3.10%, 11/06/09500                            496
     Banc of America Commercial Mortgage Inc.
     5.676%, 06/11/35                                         500                            517
     5.118%, 07/11/43                                         750                            779
     Bank One Corp., 4.77%, 02/16/16                          500                            503
     BK of America First Union, 5.464%, 04/11/37 (g)          500                            527
     BMW Vehicle Owners Trust, 3.52%, 10/25/10                1,000                          990
     Capital One Master Trust
     3.40%, 11/16/09                                          480                            474
     4.50%, 06/15/11                                          500                            505
     Commercial Mortgage Acceptance Corp.,
     7.63%, 06/15/31 (g)                                      500                            558
     CS First Boston Mortgage Securities Corp.,
     6.133%, 04/15/37                                         500                            546
     Discover Card Master Trust I, 3.45%, 04/16/09            1,000                          992
     GE Capital Commercial Mortgage, 6.03%, 08/11/33 (g)      964                            1,003
     Harley Davidson Motorcycle Trust, 1.89%, 02/15/11        431                            420
     JPMorgan Chase Commercial Mortgage Security Corp.
     6.613%, 01/15/30                                         1,000                          1,048
     6.507%, 10/15/35 (g)                                     1,000                          1,064
     MBNA Corp.
     6.55%, 12/15/08                                          500                            513
     6.65%, 08/15/11 (e)                                      500                            537
     Morgan Stanley Dean Witter Capital I, 5.98%, 01/15/39    560                            610
     PNC Mortgage Acceptance Corp., 6.36%, 03/12/34           1,000                          1,096
     Wells Fargo Mortgage Backed Securities Trust
     4.57%, 03/25/35                                          392                            391
     4.543%, 04/25/35                                         434                            431
     WFS Financial Inc., 2.73%, 05/20/11                      475                            468
     Woart, 2.20%, 01/15/08                                   470                            466
                                                                                             14,934
Auto Manufacturers - 0.2%
     DaimlerChrysler NA Holdings Inc., 4.75%, 01/15/08        500                            502
     Harley Davidson Motorcycle Trust, 2.00%, 11/15/11        280                            271
                                                                                             773
Banks - 1.0%
     Bank of America Corp., 7.40%, 01/15/11                   750                            858
     BB&T Corp., 4.90%, 06/30/17                              190                            190
     HSBC Bank USA NA, 5.875%, 11/01/34                       250                            272
     HSBC Holdings Plc, 7.35%, 11/27/32 (e)                   500                            643
     US Bank NA, 4.95%, 10/30/14                              450                            462
     Wachovia Corp.
     3.625%, 02/17/09                                         750                            737
     5.25%, 08/01/14                                          500                            522
                                                                                             3,684
Beverages - 0.3%
     Diageo Capital Plc, 3.50%, 11/19/07                      1,000                          986

Commercial Services - 0.3%
     Aramark Services Inc., 7.00%, 07/15/06                   1,000                          1,023

Computers - 0.1%
     Hewlett-Packard Co., 5.50%, 07/01/07                     500                            512

Cosmetics & Personal Care - 0.1%
     Procter & Gamble Co., 5.80%, 08/15/34                    500                            562

Diversified Financial Services - 2.2%
     Americredit Automobile Receivables Trust, 4.46%,
        04/12/09                                              479                            480
     Boeing Capital Corp., 6.50%, 02/15/12 (l)                500                            559
     Centex Home Equity, 4.72%, 10/25/31                      115                            115
     CIT Group Inc., 7.375%, 04/02/07                         500                            527
     Citigroup Inc.
     3.50%, 02/01/08                                          250                            246
     6.00%, 02/21/12 (l)                                      500                            546
     Credit Suisse First Boston USA Inc., 4.875%, 01/15/15    345                            349
     General Electric Corp.
     5.875%, 02/15/12                                         1,000                          1,081
     6.75%, 03/15/32                                          500                            617
     HSBC Finance Corp., 6.375%, 11/27/12                     500                            553
     JPMorgan Chase & Co.
     6.625%, 03/15/12                                         500                            557
     5.125%, 09/15/14                                         500                            511
     Morgan Stanley Dean Witter Capital I, 5.80%, 04/01/07    500                            514
     Standard Credit Card Master Trust, 7.50%, 04/07/08       1,000                          1,026
     Verizon Global Funding Corp., 7.75%, 12/01/30            500                            646
                                                                                             8,327
Forest Products & Paper - 0.1%
     Weyerhaeuser Co., 7.125%, 07/15/23                       350                            392

Holding Companies - Diversified - 0.1%
     Midland Realty Acceptance Corp., 7.636%, 01/25/29        500                            522

Insurance - 1.6%
     Ace Capital Trust, 9.70%, 04/01/30                       525                            725
     Ace INA Holdings Inc., 5.875%, 06/15/14                  600                            629
     ASIF Global Financing, 4.90%, 01/17/13 (e)               500                            507
     AXA SA, 8.60%, 12/15/30                                  775                            1,055
     Berkshire Hathaway Finance Corp., 4.85%, 01/15/15 (e)    670                            676
     Hartford Life Inc., 7.375%, 03/01/31                     700                            895
     Liberty Mutual Insurance, 7.875%, 10/15/26 (e)           475                            564
     Marsh & McLennan Cos. Inc., 5.375%, 07/15/14             675                            672
     MetLife Inc., 6.50%, 12/15/32                            350                            402
     Willis Group Holdings Ltd., 5.625%, 07/15/15             105                            106
                                                                                             6,231
Media - 0.3%
     Comcast Corp.
     5.85%, 01/15/10                                          200                            212
     5.65%, 06/15/35                                          600                            597
     Walt Disney Co., 5.375%, 06/01/07                        400                            409
                                                                                             1,218
Metal Fabrication & Hardware - 0.1%
     Corp. Nacional del Cobre de Chile, 5.50%, 10/15/13 (e)   500                            522

Oil & Gas Services - 0.2%
     Valero Energy Corp., 6.875%, 04/15/12                    675                            753

Retail - 0.1%
     Target Corp., 5.375%, 06/15/09                           500                            523

Telecommunications - 0.9%
     COX Communications Inc., 5.45%, 12/15/14                 500                            510
     Deutsche Telekom International Finance BV,
     8.75%, 06/15/30                                          275                            372
     New Cingular Wireless Services Inc., 7.875%, 03/01/11    750                            872
     Sprint Capital Corp.
     6.125%, 11/15/08                                         125                            132
     8.375%, 03/15/12                                         450                            541
     Verizon Global Funding Corp., 6.125%, 06/15/07           500                            518
     Vodafone Group Plc, 5.375%, 01/30/15                     500                            528
                                                                                             3,473

     Total Corporate Bonds (cost $44,117)                                                    44,588

Government Securities - 20.6%
Sovereign - 1.1%
     Financing Corp.
     0.00%, 12/06/13 (k)                                      275                            190
     0.00%, 12/27/13 (f) (k)                                  220                            152
     Residential Funding Mortgage Securities Corp.,
     0.00%, 04/15/15 (k)                                      2,550                          1,757
     Tennessee Valley Authority, 4.375%, 06/15/15             2,400                          2,417
                                                                                             4,516
Treasury Inflation Index Securities - 2.4%
     US Treasury Inflation Indexed Note, 2.375%, 08/15/06 (l) 9,117                          9,000

U.S. Government Agencies - 9.0% Federal Home Loan Mortgage Corp.
     5.50%, 10/01/16                                          476                            489
     6.00%, 04/01/17                                          337                            348
     6.50%, 11/01/17                                          143                            149
     5.00%, 01/01/18                                          137                            139
     5.50%, 01/01/18                                          2                              2
     4.50%, 05/01/18                                          215                            214
     5.00%, 05/01/18                                          318                            321
     4.50%, 09/01/18                                          243                            242
     4.50%, 11/01/18                                          502                            501
     5.50%, 01/01/19                                          591                            607
     4.50%, 03/01/19                                          1,575                          1,569
     5.50%, 08/01/19                                          647                            664
     7.00%, 11/01/30                                          304                            321
     7.00%, 02/01/31                                          111                            117
     7.00%, 06/01/31                                          99                             105
     7.00%, 10/01/32                                          341                            359
     5.50%, 03/01/33                                          1,245                          1,263
     4.50%, 06/01/33                                          225                            220
     5.50%, 06/01/33                                          280                            284
     5.00%, 08/01/33                                          1,377                          1,380
     6.50%, 09/01/33                                          172                            179
     6.00%, 10/01/33                                          1,811                          1,858
     5.00%, 05/01/34                                          1,419                          1,421
     5.50%, 05/01/34                                          177                            180
     5.00%, 09/01/34                                          558                            559
     Federal National Mortgage Association
     5.00%, 10/01/17                                          359                            364
     5.00%, 11/01/17                                          163                            165
     6.00%, 01/01/18                                          81                             84
     5.00%, 02/01/18                                          708                            716
     5.00%, 04/01/18                                          195                            197
     4.50%, 07/01/18                                          1,533                          1,527
     5.50%, 11/01/18                                          203                            209
     5.00%, 12/01/18                                          1,066                          1,078
     6.50%, 08/01/28                                          37                             39
     6.50%, 11/01/28                                          79                             82
     6.50%, 12/01/28                                          47                             49
     6.00%, 03/01/29                                          399                            410
     7.50%, 09/01/29                                          111                            118
     6.50%, 01/01/32                                          625                            649
     6.50%, 07/01/32                                          704                            730
     6.50%, 09/01/32                                          457                            473
     6.50%, 09/01/32                                          358                            371
     6.00%, 10/01/32                                          422                            432
     6.50%, 03/01/33                                          331                            343
     5.00%, 09/01/33                                          1,039                          1,040
     7.00%, 10/01/33                                          757                            798
     4.50%, 11/01/33                                          258                            253
     5.50%, 11/01/33                                          1,911                          1,938
     4.50%, 12/01/33                                          468                            458
     5.50%, 12/01/33                                          1,053                          1,068
     6.00%, 12/01/33                                          206                            211
     5.50%, 03/01/34                                          652                            661
     5.50%, 04/01/34                                          2,126                          2,156
     5.50%, 05/01/34                                          224                            227
     6.00%, 06/01/34                                          487                            499
     Government National Mortgage Assocation
     6.50%, 04/15/26                                          114                            119
     7.00%, 06/15/28 (f)                                      88                             94
     7.50%, 04/15/29                                          59                             63
     7.00%, 07/15/29                                          59                             62
     5.50%, 11/15/32                                          290                            296
     6.00%, 11/15/32                                          129                            134
     6.00%, 02/15/33                                          363                            375
     6.00%, 03/15/33                                          124                            128
     5.50%, 05/15/33                                          264                            270
     5.50%, 05/20/33                                          390                            397
     5.00%, 06/20/33                                          180                            181
     5.00%, 10/15/33                                          434                            438
     6.00%, 10/20/33                                          405                            417
     6.00%, 04/15/34                                          218                            225
                                                                                             34,035
U.S. Treasury Securities - 8.1%
     U.S. Treasury Bond, 5.375%, 02/15/31 (l)                 6,575                          7,759
     U.S. Treasury Note
     1.50%, 03/31/06 (l)                                      14,850                         14,635
     2.25%, 02/15/07 (l)                                      2,000                          1,957
     3.50%, 12/15/09 (l)                                      6,375                          6,315
                                                                                             30,666

     Total Government Securities (cost $77,440)                                              78,217

Municipals - 0.2%
     Illinois State Taxable Pension, 5.10%, 06/01/33          375                            391
     Oregon School Board Association, 4.759%, 06/30/28        420                            421

     Total Municipals (cost $791)                                                            812

Short Term Investments - 18.7%
Money Market Funds - 3.9%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             14,887                         14,887

Securities Lending Collateral - 14.8%
     Mellon GSL Delaware Business Trust Collateral Fund       56,098                         56,098

     Total Short Term Investments (cost $70,985)                                             70,985

Total Investments - 114.5% (cost $415,883)                                                   435,546
Other Assets and Liabilities, Net -  (14.5%)                                                 (55,245)
Total Net Assets - 100%                                                                      $380,301

JNL/Select Global Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   28.7%
     Communications                                           17.9%
     Consumer, Cyclical                                       15.1%
     Financial                                                14.4%
     Industrial                                               7.7%
     Energy                                                   6.7%
     Technology                                               6.2%
     Money Market Investment                                  2.3%
     Diversified                                              0.5%
     Basic Materials                                          0.5%
                                                              100.0%

Common Stocks - 98.2%
Advertising - 0.4%
     Getty Images Inc. (b)                                    10                             $720

Aerospace & Defense - 0.7%
     Boeing Co.                                               15                             997

Airlines - 0.9%
     British Airways Plc (b)                                  37                             172
     Ryanair Holdings Plc                                     33                             1,480
                                                                                             1,652
Apparel - 1.3%
     Adidas-Salomon AG                                        15                             2,460

Banks - 8.2%
     Banco Bilbao Vizcaya Argentaria SA                       106                            1,630
     Bayerische Hypo-und Vereinsbank AG (b)                   94                             2,443
     Credit Suisse Group (b)                                  77                             3,019
     Mitsubishi Tokyo Financial Group Inc.                    -                              1,645
     Standard Chartered Plc (b)                               193                            3,528
     UBS AG                                                   37                             2,915
                                                                                             15,180
Beverages - 1.6%
     Pernod-Ricard                                            19                             3,009

Biotechnology - 1.3%
     Genentech Inc. (b)                                       31                             2,497

Commercial Services - 1.8%
     Capita Group Plc                                         510                            3,366

Computers - 0.8%
     Dell Inc. (b)                                            37                             1,462

Cosmetics & Personal Care - 2.0%
     Proctor & Gamble Co.                                     72                             3,782

Distribution & Wholesale - 1.6%
     Esprit Holdings Ltd.                                     407                            2,934

Diversified Financial Services - 3.4%
     Chicago Mercantile Exchange Holdings Inc.                4                              1,064
     Citigroup Inc.                                           27                             1,271
     Countrywide Financial Corp.                              67                             2,575
     Goldman Sachs Group Inc.                                 6                              592
     ORIX Corp.                                               5                              762
                                                                                             6,264
Electronics - 6.7%
     AU Optronics Corp.                                       305                            5,170
     Chi Mei Optoelectronics Corp. (b)                        1,769                          2,747
     LG.Philips LCD Co. Ltd. (b)                              61                             2,805
     Nippon Electric Glass Co. Ltd.                           112                            1,682
                                                                                             12,404
Entertainment - 3.3%
     EMI Group Plc                                            993                            4,520
     Warner Music Group (b)                                   94                             1,521
                                                                                             6,041
Food - 3.3%
     Ahold Koninklijke NV (b)                                 681                            5,610
     Groupe Danone                                            6                              524
                                                                                             6,134
Healthcare - 4.4%
     Aetna Inc.                                               41                             3,387
     Baxter International Inc.                                87                             3,213
     HCA Inc.                                                 28                             1,575
                                                                                             8,175
Holding Companies - Diversified - 0.5%
     LVMH Moet Hennessy Louis Vuitton SA                      12                             938

Home Builders - 1.9%
     DR Horton Inc.                                           95                             3,554

Home Furnishings - 0.5%
     Matsushita Electric Industrial Co. Ltd.                  61                             923

Insurance - 2.9%
     American International Group Inc.                        16                             935
     AXA SA                                                   72                             1,800
     Zurich Financial Services AG (b)                         15                             2,636
                                                                                             5,371
Internet - 3.1%
     Google Inc. - Class A (b) (l)                            10                             3,030
     Yahoo! Inc. (b)                                          77                             2,682
                                                                                             5,712
Lodging - 1.2%
     Starwood Hotels & Resorts Worldwide Inc.                 38                             2,232

Manufacturing - 0.5%
     General Electric Corp.                                   26                             915

Media - 4.8%
     Grupo Televisa SA - ADR                                  41                             2,533
     Sirius Satellite Radio (b) (l)                           403                            2,612
     Vivendi Universal SA (b)                                 118                            3,738
                                                                                             8,883
Mining - 0.5%
     Cia Vale Do Rio Doce - ADR (b)                           31                             905

Oil & Gas Producers - 5.7%
     ConocoPhillips                                           33                             1,920
     Encana Corp.                                             54                             2,111
     ENI SpA                                                  60                             1,542
     Petro-Canada                                             46                             2,982
     Valero Energy Corp.                                      25                             1,994
                                                                                             10,549
Oil & Gas Services - 1.1%
     Halliburton Co.                                          42                             1,989

Pharmaceuticals - 11.9%
     Abbott Laboratories                                      74                             3,632
     Astrazeneca Plc                                          56                             2,337
     Eisai Co. Ltd.                                           54                             1,794
     Gilead Sciences Inc.                                     30                             1,333
     IVAX Corp. (b) (l)                                       161                            3,452
     Merck KGaA                                               33                             2,612
     Roche Holding AG                                         32                             4,027
     Schering-Plough Corp.                                    146                            2,775
                                                                                             21,962
Retail - 4.5%
     Best Buy Co. Inc.                                        50                             3,434
     Carphone Warehouse Group Plc                             925                            3,056
     Swatch Group AG                                          13                             1,874
                                                                                             8,364
Semiconductors - 0.9%
     Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (l)    181                            1,651

Software - 4.6%
     Electronic Arts Inc.                                     55                             3,102
     Pixar Inc. (b)                                           68                             3,393
     SAP AG                                                   11                             1,934
                                                                                             8,429
Telecommunications - 0.8%
     SES Global (b)                                           100                            1,511

Telecommunications Equipment - 4.4%
     Cisco Systems Inc. (b)                                   170                            3,249
     Corning Inc. (b)                                         295                            4,900
                                                                                             8,149
Tobacco - 2.3%
     Altria Group Inc.                                        40                             2,593
     Japan Tobacco Inc.                                       -                              1,717
                                                                                             4,310
Wireless Telecommunications - 4.5%
     Motorola Inc.                                            82                             1,505
     Nokia Corp. - Class A - ADR                              190                            3,153
     Telefonaktiebolaget LM Ericsson                          748                            2,404
     Vodafone Group Plc                                       490                            1,194
                                                                                             8,256

     Total Common Stocks (cost $171,473)                                                     181,680

Short Term Investments - 13.8%
Money Market Funds - 2.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             4,272                          4,272

Securities Lending Collateral - 11.5%
     Mellon GSL Delaware Business Trust Collateral Fund       21,360                         21,360

     Total Short Term Investments (cost $25,632)                                             25,632

Total Investments - 112.0% (cost $197,105)                                                   207,312
Other Assets and Liabilities, Net -  (12.0%)                                                 (22,147)
Total Net Assets - 100%                                                                      $185,165

JNL/Select Large Cap Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   28.7%
     Communications                                           19.5%
     Financial                                                13.6%
     Technology                                               13.2%
     Industrial                                               10.2%
     Consumer, Cyclical                                       6.6%
     Energy                                                   5.5%
     Money Market Investment                                  2.7%
                                                              100.0%

Common Stocks - 98.5%
Advertising - 1.6%
     Omnicom Group Inc.                                       43                             $3,402

Aerospace & Defense - 4.3%
     Boeing Co.                                               90                             5,963
     General Dynamics Corp.                                   31                             3,373
                                                                                             9,336
Biotechnology - 0.9%
     Genzyme Corp.                                            32                             1,896

Commercial Services - 5.0%
     Apollo Group Inc. - Class A (b)                          106                            8,273
     Moody's Corp. (l)                                        55                             2,486
                                                                                             10,759
Computers - 5.6%
     Dell Inc. (b)                                            233                            9,210
     Research In Motion Ltd. (b) (l)                          40                             2,916
                                                                                             12,126
Cosmetics & Personal Care - 2.0%
     Proctor & Gamble Co.                                     84                             4,416

Distribution & Wholesale - 1.4%
     CDW Corp. (l)                                            52                             2,944

Diversified Financial Services - 11.5%
     Capital One Financial Corp. (l)                          57                             4,532
     Chicago Mercantile Exchange Holdings Inc.                20                             5,886
     Countrywide Financial Corp.                              302                            11,651
     Franklin Resources Inc.                                  9                              677
     Legg Mason Inc.                                          21                             2,228
                                                                                             24,974
Healthcare - 8.3%
     Aetna Inc.                                               53                             4,380
     Coventry Health Care Inc. (b)                            29                             2,066
     Medtronic Inc.                                           174                            9,036
     WellPoint Inc. (b)                                       36                             2,510
                                                                                             17,992
Home Builders - 1.1%
     Lennar Corp. (l)                                         37                             2,343

Insurance - 1.2%
     Progressive Corp.                                        26                             2,554

Internet - 8.6%
     Ebay Inc. (b)                                            66                             2,183
     Google Inc. - Class A (b)                                25                             7,413
     Yahoo! Inc. (b)                                          264                            9,131
                                                                                             18,727
Lodging - 1.5%
     Starwood Hotels & Resorts Worldwide Inc.                 57                             3,350

Manufacturing - 6.0%
     Danaher Corp. (l)                                        107                            5,575
     General Electric Corp.                                   212                            7,360
                                                                                             12,935
Media - 5.4%
     Comcast Corp - Special Class A (b) (l)                   75                             2,234
     XM Satellite Radio Holdings - Class A (b) (l)            280                            9,430
                                                                                             11,664
Oil & Gas Producers - 3.7%
     Petro - Canada (b)                                       88                             5,745
     Petroleo Brasileiro SA - ADR                             43                             2,224
                                                                                             7,969
Oil & Gas Services - 1.9%
     Halliburton Co.                                          86                             4,106

Pharmaceuticals - 12.9%
     Abbott Laboratories                                      109                            5,359
     AstraZeneca Plc - ADR                                    223                            9,186
     Forest Laboratories Inc. (b)                             71                             2,743
     Gilead Sciences Inc.                                     64                             2,825
     Sanofi-synthelabo SA - ADR                               74                             3,043
     Schering-Plough Corp.                                    252                            4,800
                                                                                             27,956
Retail - 2.7%
     Abercrombie & Fitch Co. - Class A                        38                             2,624
     Petsmart Inc.                                            107                            3,244
                                                                                             5,868
Savings & Loans - 1.1%
     Golden West Financial Corp.                              36                             2,319

Software - 7.7%
     Electronic Arts Inc.                                     179                            10,137
     Microsoft Corp.                                          195                            4,851
     Pixar Inc. (b)                                           35                             1,754
                                                                                             16,742
Telecommunications Equipment - 3.1%
     Cisco Systems Inc. (b)                                   356                            6,797

Wireless Telecommunications - 1.0%
     America Movil SA de CV                                   37                             2,188

     Total Common Stocks (cost $199,292)                                                     213,363

Short Term Investments - 11.6%
Money Market Funds - 2.7%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             5,841                          5,841

Securities Lending Collateral - 8.9%
     Mellon GSL Delaware Business Trust Collateral Fund       19,304                         19,304

     Total Short Term Investments (cost $25,145)                                             25,145

Total Investments - 110.1% (cost $224,437)                                                   238,508
Other Assets and Liabilities, Net -  (10.1%)                                                 (21,907)
Total Net Assets - 100%                                                                      $216,601

JNL/Select Money Market Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                54.4%
     Mortgage Securities                                      30.8%
     Consumer, Non-cyclical                                   12.1%
     Asset Backed Securities                                  2.6%
     Money Market Investment                                  0.1%
                                                              100.0%

Corporate Bonds - 9.4%
Asset Backed Securities - 3.0%
     GE Commercial Equipment Financing LLC
     3.22%, 11/20/05 (g)                                      $616                           $616
     2.59%, 12/22/05 (e) (g)                                  465                            465
     Lothian Mortgages, 3.29%, 01/24/06 (e)                   1,950                          1,950
     Permanent Financing Plc
     3.31%, 03/10/06                                          1,540                          1,540
     3.201%, 06/10/06                                         2,210                          2,210
                                                                                             6,781
Banks - 4.1%
     Credit Suisse First Boston USA Inc., 3.38%, 12/08/05     3,500                          3,501
     Northern Rock, 3.17%, 07/13/05 (e)                       2,000                          2,000
     US Bancorp., 3.564%, 09/16/05                            3,500                          3,501
                                                                                             9,002
Certificates of Deposit - 2.3%
     Barclays Bank Plc, 3.124%, 05/09/06                      5,000                          4,999

     Total Corporate Bonds (cost $20,782)                                                    20,782

Government Securities - 3.2%
U.S. Government Agencies - 3.2%
     Federal National Mortgage Association,
     7.00%, 07/15/05 (l)                                      $7,000                         7,012

     Total Government Securities (cost $7,012)                                               7,012

Short Term Investments - 28.9%
Certificates of Deposit - 24.1%
     ABN-AMRO Bank, 3.455%, 12/09/05                          4,000                          4,000
     American Express Bank, 3.28%, 02/28/06                   2,500                          2,500
     American Express Credit Corp., 3.12%, 07/12/05           4,000                          4,000
     Caylon N. America, 3.455%, 12/30/05                      4,200                          4,200
     Citibank, 3.435%, 09/29/05                               5,000                          5,000
     Depfa Bank Plc, 3.065%, 07/14/05                         5,000                          5,000
     Deutsche Bank AG, 3.53%, 12/12/05                        5,500                          5,500
     Fortis Bank, 3.54%, 12/19/05                             5,000                          5,000
     HBOS Treasury Services Plc, 2.46%, 12/09/05              4,000                          4,000
     Regions Bank, 3.12%, 08/09/05                            4,500                          4,500
     Wells Fargo, 3.20%, 07/19/05                             5,400                          5,400
     Wilmington Trust Corp., 3.14%, 08/04/05                  4,525                          4,525
                                                                                             53,625
Insurance - 2.7%
     MetLife Inc., 3.29%, 05/01/06                            6,000                          6,000

Money Market Funds - 0.0%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             40                             40

Repurchase Agreement - 1.6%
     Repurchase Agreement with Bank of America Securities, 3.43%,
     (Collateralized by $3,640 Federal National Mortgage Securities , 5.00%, due
     03/01/35, market value $3,639)
     acquired on 06/30/05, due 07/01/05 at $3,500             $3,500                         3,500
Securities Lending Collateral - 0.5%
     Mellon GSL Delaware Business Trust Collateral Fund       1,055                          1,055

     Total Short Term Investments (cost $64,220)                                             64,220

Commercial Paper - 58.4%
Diversified Financial Services - 58.4%
     Aorcco Corp., 3.08%, 07/07/05                            1,755                          1,754
     Cafco LLC, 3.08%, 07/12/05                               4,700                          4,696
     Chariot Funding LLC, 3.16%, 07/15/05                     4,000                          3,995
     Clipper Receivables
     3.05%, 07/05/05                                          3,395                          3,394
     3.11%, 07/11/05                                          955                            954
     Coca-Cola Co., 3.25%, 08/03/05                           5,000                          4,985
     CRC Funding, 3.07%, 07/08/05                             4,500                          4,497
     Eureka Securities Plc, 3.07%, 07/07/05                   4,055                          4,053
     General Electric Corp., 3.05%, 07/18/05                  5,000                          4,993
     GlaxoSmithKline Finance Plc, 3.05%, 07/08/05             5,000                          4,997
     Goldman Sachs Group Inc., 3.09%, 07/08/05                4,800                          4,797
     Greyhawk Funding, 3.18%, 08/18/05                        4,500                          4,481
     HBOS Treasury Services Plc, 3.05%, 07/18/05              3,000                          2,996
     International Business Machines Corp., 3.02%, 07/13/05   2,986                          2,983
     International Lease Finance Corp.
     3.25%, 08/08/05                                          2,630                          2,621
     3.26%, 08/09/05                                          3,000                          2,989
     KFW International Finance, 3.05%, 07/25/05               2,500                          2,495
     Merrill Lynch & Co. Inc., 3.24%, 07/15/05                4,300                          4,295
     Morgan Stanley Capital I, 3.08%, 07/18/05                5,000                          4,993
     Nestle Capital, 3.00%, 07/01/05                          5,000                          5,000
     New York Life Cap, 3.13%, 07/18/05                       6,000                          5,991
     New York Times Co., 3.31%, 08/23/05                      5,710                          5,682
     Pitney Bowes Inc., 3.25%, 07/12/05                       4,700                          4,695
     Proctor & Gamble Co., 3.03%, 07/05/05                    3,150                          3,149
     Sheffield Receivables, 3.26%, 07/25/05                   4,000                          3,991
     Total Capital Corp., 3.03%, 07/05/05                     6,000                          5,998
     Variable Funding Capital Corp., 3.06%, 07/08/05          4,500                          4,497
     Wal-Mart Stores Inc., 3.12%, 07/19/05                    6,020                          6,011
     Windmill Funding Co., 3.14%, 08/10/05                    4,700                          4,684
     Yale University, 3.17%, 08/04/05                         4,800                          4,786
     Yorktown Capital, 3.14%, 07/13/05                        4,300                          4,295

     Total Commercial Paper (cost $129,747)                                                  129,747


Total Investments - 99.9% (cost $221,761)                                                    221,761
Other Assets and Liabilities, Net - 0.1%                                                     198
Total Net Assets - 100%                                                                      $221,959

JNL/Select Value Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                24.4%
     Consumer, Non-cyclical                                   14.6%
     Industrial                                               13.0%
     Energy                                                   10.3%
     Utilities                                                9.6%
     Communications                                           8.2%
     Consumer, Cyclical                                       7.6%
     Basic Materials                                          7.2%
     Technology                                               3.5%
     Money Market Investment                                  1.6%
                                                              100.0%

Common Stocks - 98.8%
Aerospace & Defense - 1.7%
     General Dynamics Corp.                                   38                             $4,108

Airlines - 1.6%
     Southwest Airlines Co.                                   265                            3,696

Apparel - 1.4%
     Nike Inc. - Class B                                      36                             3,118

Banks - 9.5%
     Bank of America Corp.                                    207                            9,460
     National City Corp.                                      138                            4,695
     PNC Financial Services Group Inc.                        34                             1,835
     Suntrust Bank Inc.                                       31                             2,254
     Wells Fargo & Co.                                        55                             3,368
                                                                                             21,612
Beverages - 1.7%
     PepsiCo Inc.                                             72                             3,894

Chemicals - 3.9%
     Dow Chemical Co.                                         76                             3,366
     E.I. du Pont de Nemours & Co.                            94                             4,039
     Huntsman Corp. (b) (l)                                   69                             1,403
                                                                                             8,808
Commercial Services - 0.4%
     Manpower Inc.                                            26                             1,014

Diversified Financial Services - 7.8%
     Citigroup Inc.                                           213                            9,828
     Goldman Sachs Group Inc.                                 45                             4,560
     JPMorgan Chase & Co.                                     93                             3,275
                                                                                             17,663
Electric - 9.6%
     Consolidated Edison Inc. (l)                             50                             2,356
     Dominion Resources Inc.                                  52                             3,809
     Entergy Corp.                                            43                             3,264
     Exelon Corp.                                             132                            6,770
     PPL Corp.                                                36                             2,132
     Scana Corp. (l)                                          44                             1,896
     TXU Corp                                                 20                             1,654
                                                                                             21,881
Electrical Components & Equipment - 1.6%
     Emerson Electric Co.                                     57                             3,576

Food - 1.6%
     Kellogg Co.                                              83                             3,697

Healthcare - 4.9%
     Baxter International Inc.                                94                             3,473
     Beckman Coulter Inc.                                     30                             1,913
     WellPoint Inc. (b)                                       82                             5,683
                                                                                             11,069
Household Products - 1.1%
     Kimberly-Clark Corp                                      39                             2,466

Insurance - 4.9%
     ACE Ltd.                                                 51                             2,278
     American International Group Inc.                        51                             2,957
     Chubb Corp.                                              41                             3,484
     Principal Financial Group                                56                             2,331
                                                                                             11,050
 Machinery - 4.5%
     Caterpillar Inc.                                         83                             7,930
     Rockwell Automation Inc.                                 47                             2,299
                                                                                             10,229
Manufacturing - 2.1%
     Illinois Tool Works Inc.                                 23                             1,849
     Parker Hannifin Corp.                                    18                             1,085
     Tyco International Ltd.                                  63                             1,851
                                                                                             4,785
Media - 2.9%
     Comcast Corp. - Class A (b)                              129                            3,948
     Time Warner Inc. (b)                                     159                            2,655
                                                                                             6,603
Metal Fabrication & Hardware - 1.1%
     Precision Castparts Corp.                                33                             2,555

Mining - 3.3%
     Alcoa Inc.                                               176                            4,588
     Cameco Corp.                                             65                             2,922
                                                                                             7,510
Oil & Gas Producers - 10.4%
     ConocoPhillips                                           100                            5,755
     Exxon Mobil Corp.                                        189                            10,850
     GlobalSantaFe Corp.                                      144                            5,863
     Occidental Petroleum Corp.                               15                             1,115
                                                                                             23,583
Pharmaceuticals - 4.9%
     Pfizer Inc.                                              153                            4,228
     Watson Pharmaceuticals Inc. (b)                          83                             2,462
     Wyeth                                                    100                            4,450
                                                                                             11,140
Real Estate - 0.2%
     CB Richard Ellis Group Inc. (b)                          11                             491

Retail - 4.7%
     CVS Corp.                                                199                            5,791
     Dollar General Corp.                                     116                            2,370
     McDonald's Corp.                                         87                             2,411
                                                                                             10,572
Savings & Loans - 2.0%
     Golden West Financial Corp. (l)                          55                             3,567
     Washington Mutual Inc.                                   26                             1,066
                                                                                             4,633
Semiconductors - 3.5%
     Applied Materials Inc.                                   109                            1,770
     Intel Corp.                                              106                            2,752
     LAM Research Corp (b) (l)                                59                             1,713
     Teradyne Inc. (b)                                        148                            1,772
                                                                                             8,007
Telecommunications - 4.3%
     AT&T Corp.                                               58                             1,104
     BellSouth Corp.                                          103                            2,737
     SBC Communications Inc.                                  109                            2,582
     Sprint Corp. (l)                                         129                            3,224
                                                                                             9,647
Transportation - 2.0%
     CSX Corp.                                                104                            4,428

Wireless Telecommunications - 1.0%
     Nokia Corp. - Class A - ADR                              141                            2,343

     Total Common Stocks (cost $211,739)                                                     224,178

Short Term Investments - 5.1%
Money Market Funds - 1.6%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             3,730                          3,730

Securities Lending Collateral - 3.4%
     Mellon GSL Delaware Business Trust Collateral Fund       7,746                          7,746

     Total Short Term Investments (cost $11,476)                                             11,476

Total Investments - 103.9% (cost $223,215)                                                   235,654
Other Assets and Liabilities, Net -  (3.9%)                                                  (8,798)
Total Net Assets - 100%                                                                      $226,856

JNL/T. Rowe Price Established Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   19.8%
     Financial                                                18.7%
     Communications                                           17.5%
     Technology                                               16.4%
     Consumer, Cyclical                                       12.9%
     Industrial                                               6.8%
     Energy                                                   5.0%
     Money Market Investment                                  2.3%
     Basic Materials                                          0.6%
                                                              100.0%

Common Stocks - 97.8%
Agriculture - 0.5%
     Monsanto Co.                                             50                             $3,156

Banks - 5.5%
     Anglo Irish Bank Corp. Plc  - ADR (b)                    371                            4,608
     Northern Trust Corp.                                     138                            6,301
     State Street Corp.                                       235                            11,329
     UBS AG                                                   133                            10,397
     US Bancorp.                                              176                            5,145
                                                                                             37,780
Beverages - 0.7%
     Coca-Cola Co.                                            61                             2,534
     PepsiCo Inc.                                             49                             2,632
                                                                                             5,166
Biotechnology - 2.4%
     Amgen Inc. (b)                                           143                            8,640
     Biogen Idec Inc. (b)                                     41                             1,416
     Genentech Inc. (b)                                       82                             6,599
                                                                                             16,655
Commercial Services - 3.8%
     Accenture Ltd. (b)                                       453                            10,260
     Apollo Group Inc. - Class A (b)                          98                             7,673
     Cendant Corp. (b) (l)                                    373                            8,351
                                                                                             26,284
Computers - 4.0%
     Affiliated Computer Services - Class A (b) (l)           122                            6,209
     Dell Inc. (b)                                            352                            13,904
     EMC Corp. (b)                                            336                            4,605
     Research In Motion Ltd. (b)                              38                             2,817
                                                                                             27,535
Cosmetics & Personal Care - 0.9%
     Gillette Co.                                             128                            6,460

Diversified Financial Services - 8.8%
     American Express Co.                                     174                            9,235
     Ameritrade Holding Corp. (b)                             185                            3,441
     Charles Schwab Corp.                                     386                            4,352
     Citigroup Inc.                                           449                            20,746
     Countrywide Financial Corp.                              75                             2,903
     Franklin Resources Inc.                                  52                             3,980
     Goldman Sachs Group Inc.                                 29                             2,959
     Merrill Lynch & Co. Inc.                                 106                            5,837
     SLM Corp. (l)                                            146                            7,437
                                                                                             60,890
Electrical Components & Equipment - 0.4%
     Samsung Electronics Co. Ltd.                             6                              3,034

Entertainment - 0.8%
     International Game Technology                            198                            5,577

Food - 0.7%
     Sysco Corp.                                              134                            4,839

Healthcare - 7.6%
     Biomet Inc.                                              118                            4,074
     Johnson & Johnson                                        97                             6,305
     Medtronic Inc.                                           112                            5,785
     St. Jude Medical Inc. (b)                                34                             1,487
     Stryker Corp.                                            93                             4,399
     UnitedHealth Group Inc.                                  312                            16,252
     WellPoint Inc.                                           183                            12,709
     Zimmer Holdings Inc. (b)                                 18                             1,371
                                                                                             52,382
Home Furnishings - 0.4%
     Harman International Industries Inc.                     33                             2,669

Insurance - 4.4%
     ACE Ltd.                                                 63                             2,835
     American International Group Inc.                        275                            15,948
     Genworth Financial Inc. - Class A                        102                            3,074
     Hartford Financial Services Group Inc.                   97                             7,216
     Marsh & McLennan Cos. Inc.                               61                             1,690
                                                                                             30,763
Internet - 3.2%
     Ebay Inc. (b)                                            74                             2,426
     Google Inc. - Class A (b)                                14                             4,236
     IAC/InterActiveCorp (b) (l)                              110                            2,638
     Symantec Corp. (b)                                       168                            3,648
     VeriSign Inc. (b)                                        68                             1,961
     Yahoo! Inc. (b)                                          205                            7,117
                                                                                             22,026
Leisure Time - 1.3%
     Carnival Corp.                                           171                            9,334

Lodging - 0.7%
     MGM Mirage Inc. (b)                                      40                             1,567
     Wynn Resorts Ltd. (l)                                    75                             3,564
                                                                                             5,131
Machinery - 0.6%
     Deere & Co.                                              60                             3,929

Manufacturing - 5.9%
     Danaher Corp. (l)                                        232                            12,138
     General Electric Corp.                                   555                            19,238
     Tyco International Ltd.                                  334                            9,747
                                                                                             41,123
Media - 7.4%
     Comcast Corp - Special Class A (b) (l)                   248                            7,413
     EchoStar Communications Corp.                            78                             2,343
     EW Scripps Co.                                           73                             3,558
     Liberty Media Corp. (b)                                  970                            9,885
     News Corp. Inc. (l)                                      517                            8,357
     Rogers Communications Inc.                               101                            3,311
     Time Warner Inc. (b)                                     420                            7,025
     Univision Communications Inc. - Class A (b) (l)          213                            5,876
     Viacom Inc. - Class B (b)                                110                            3,516
                                                                                             51,284
Mining - 0.6%
     BHP Billiton - Broken Hill Propreitary Co. Ltd.          320                            4,373

Oil & Gas Producers - 2.5%
     Exxon Mobil Corp.                                        138                            7,926
     Total SA                                                 39                             9,244
                                                                                             17,170
Oil & Gas Services - 2.5%
     Baker Hughes Inc.                                        158                            8,094
     Schlumberger Ltd.                                        125                            9,515
                                                                                             17,609
Pharmaceuticals - 3.2%
     Caremark Rx Inc. (b)                                     66                             2,956
     Gilead Sciences Inc.                                     137                            6,031
     Pfizer Inc.                                              210                            5,798
     Teva Pharmaceutical Industries Ltd. - ADR (l)            120                            3,743
     Wyeth                                                    76                             3,400
                                                                                             21,928
Retail - 9.7%
     Best Buy Co. Inc.                                        99                             6,790
     Family Dollar Stores Inc.                                82                             2,130
     Home Depot Inc.                                          192                            7,486
     Industria De Diseno Textil SA                            91                             2,342
     Kohl's Corp. (b)                                         161                            8,985
     Petsmart Inc.                                            146                            4,428
     Target Corp.                                             187                            10,169
     Walgreen Co.                                             121                            5,556
     Wal-Mart de Mexico SA de CV                              210                            853
     Wal-Mart de Mexico SA de CV - ADR                        46                             1,879
     Wal-Mart Stores Inc.                                     340                            16,369
                                                                                             66,987
Semiconductors - 5.0%
     Analog Devices Inc.                                      202                            7,522
     ASML Holding NV (b)                                      240                            3,778
     Intel Corp.                                              439                            11,448
     Marvell Technology Group Ltd. (l)                        112                            4,253
     Maxim Integrated Products Inc.                           82                             3,122
     Xilinx Inc.                                              170                            4,325
                                                                                             34,448
Software - 7.1%
     Automatic Data Processing Inc.                           136                            5,687
     Electronic Arts Inc.                                     25                             1,415
     First Data Corp.                                         144                            5,768
     Fiserv Inc. (b)                                          116                            4,999
     Intuit Inc. (b)                                          36                             1,628
     Mercury Interactive Corp. (b) (l)                        60                             2,313
     Microsoft Corp.                                          798                            19,812
     Oracle Corp. (b)                                         450                            5,937
     Red Hat Inc. (b) (l)                                     117                            1,529
                                                                                             49,088
Telecommunications - 0.9%
     Sprint Corp.                                             128                            3,219
     TELUS Corp.                                              94                             3,242
                                                                                             6,461
Telecommunications Equipment - 2.3%
     Cisco Systems Inc. (b)                                   150                            2,874
     Corning Inc. (b)                                         630                            10,462
     Juniper Networks Inc. (b) (l)                            101                            2,546
                                                                                             15,882
Transportation - 0.3%
     United Parcel Service  - Class B                         28                             1,916

Wireless Telecommunications - 3.7%
     America Movil SA de CV                                   82                             4,900
     Crown Castle International Corp.                         205                            4,174
     Nextel Communications Inc. (b)                           165                            5,344
     Nokia Oyj                                                277                            4,650
     Qualcomm Inc.                                            101                            3,337
     Vodafone Group Plc                                       1,354                          3,301
                                                                                             25,706

     Total Common Stocks (cost $608,331)                                                     677,585

Short Term Investments - 10.4%
Money Market Funds - 2.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             3,499                          3,499
     T. Rowe Price Reserves Investment Fund, 3.23% (a) (n)    12,693                         12,693
                                                                                             16,192
Securities Lending Collateral - 8.1%
     Mellon GSL Delaware Business Trust Collateral Fund       56,097                         56,097

     Total Short Term Investments (cost $72,289)                                             72,289

Total Investments - 108.2% (cost $680,620)                                                   749,874
Other Assets and Liabilities, Net -  (8.2%)                                                  (56,896)
Total Net Assets - 100%                                                                      $692,978

JNL/T. Rowe Price Mid-Cap Growth Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Consumer, Non-cyclical                                   23.7%
     Consumer, Cyclical                                       14.3%
     Communications                                           14.2%
     Technology                                               14.2%
     Industrial                                               12.9%
     Financial                                                9.0%
     Energy                                                   7.0%
     Money Market Investment                                  4.1%
     Basic Materials                                          0.6%
                                                              100.0%

Common Stocks - 96.0%
 Advertising - 1.1%
     Catalina Marketing Corp.                                 106                            $2,693
     Getty Images Inc. (b) (l)                                22                             1,619
     Harte-Hanks Inc.                                         2                              65
     Lamar Advertising Co. (b) (l)                            2                              77
     Omnicom Group Inc.                                       3                              208
     WPP Group Plc                                            3                              143
                                                                                             4,805
Aerospace & Defense - 3.0%
     Alliant Techsystems Inc. (b)                             83                             5,860
     Empresa Brasileira de Aeronautica SA - ADR               6                              202
     Goodrich Corp.                                           65                             2,662
     Rockwell Collins                                         160                            7,638
                                                                                             16,362
Agriculture - 0.0%
     Delta & Pine Land Co.                                    3                              70
     Monsanto Co.                                             2                              145
                                                                                             215
Airlines - 1.2%
     JetBlue Airways Corp. (b) (l)                            118                            2,412
     Skywest Inc.                                             7                              120
     Southwest Airlines Co.                                   309                            4,308
                                                                                             6,840
Apparel - 0.0%
     Coach Inc. (b)                                           5                              164

Auto Manufacturers - 0.8%
     Oshkosh Truck Corp.                                      60                             4,697

Auto Parts & Equipment - 0.6%
     TRW Automotive Holdings Corp. (b)                        126                            3,088

Banks - 0.7%
     Boston Private Financial Holdings                        4                              88
     City National Corp.                                      1                              86
     East West Bancorp. Inc.                                  3                              111
     First Horizon National Corp. (l)                         2                              80
     Investors Financial Services Corp. (l)                   25                             953
     Mellon Financial Corp.                                   7                              204
     North Fork Bancorp. Inc.                                 4                              105
     Northern Trust Corp.                                     8                              351
     State Street Corp. (l)                                   9                              444
     SVB Financial Group (b) (l)                              22                             1,049
     Synovus Financial Corp.                                  6                              181
     UCBH Holdings Inc.                                       7                              110
                                                                                             3,762
Beverages - 0.8%
     Cogent Inc. (b)                                          37                             1,068
     Cott Corp. (b)                                           151                            3,290
                                                                                             4,358
Biotechnology - 2.6%
     Charles River Laboratories International Inc. (b)        2                              116
     Clegene Corp. (b) (l)                                    50                             2,051
     deCODE genetics Inc. (b)                                 9                              80
     Diversa Corp. (b)                                        18                             94
     Genzyme Corp.                                            1                              84
     Human Genome Sciences Inc. (b) (l)                       101                            1,168
     Integra Lifesciences Holdings Corp. (b)                  1                              38
     Invitrogen Corp. (b) (l)                                 2                              125
     Martek Biosciences Corp. (b) (l)                         2                              72
     Medimmune Inc. (b)                                       266                            7,102
     Millennium Pharmaceuticals Inc. (b)                      11                             103
     Millipore Corp.                                          3                              142
     Nektar Therapeutics (b)                                  5                              83
     Protein Design Labs Inc. (b) (l)                         71                             1,441
     Qiagen NV (b)                                            11                             128
     Vertex Pharmaceuticals Inc. (b)                          95                             1,596
                                                                                             14,423
Building Materials - 0.7%
     American Standard Cos.                                   89                             3,731
     Trex Co. Inc. (b) (l)                                    2                              49
                                                                                             3,780
Chemicals - 0.1%
     Ecolab Inc.                                              2                              71
     Engelhard Corp.                                          3                              83
     Praxair Inc.                                             1                              51
     Sigma-Aldrich Corp. (l)                                  1                              56
     Symyx Technologies Inc. (b)                              2                              67
     Valspar Corp.                                            3                              130
                                                                                             458
Commercial Services - 4.7%
     Apollo Group Inc. - Class A (b)                          32                             2,497
     Aramark Corp. (b)                                        3                              79
     Career Education Corp. (b) (l)                           3                              121
     Choicepoint Inc.                                         145                            5,795
     Corporate Executive Board Co.                            2                              180
     Devry Inc.                                               3                              62
     Education Management Corp. (b)                           97                             3,285
     Equifax Inc.                                             3                              96
     H&R Block Inc.                                           2                              88
     Iron Mountain Inc. (b) (l)                               153                            4,757
     ITT Educational Services Inc.                            3                              134
     LECG Corp. (b)                                           4                              81
     Manpower Inc.                                            115                            4,579
     Moody's Corp.                                            9                              409
     Paychex Inc.                                             8                              247
     Robert Half Intl Inc. (l)                                95                             2,377
     Universal Technical Institute Inc. (b)                   3                              86
     Viad Corp.                                               49                             1,389
                                                                                             26,262
Computers - 4.1%
     Affiliated Computer Services - Class A (b)               2                              123
     CACI Interantional Inc. - Class A (b) (l)                59                             3,726
     Cadence Design Systems Inc. (b) (l)                      278                            3,792
     Cognizant Tech Solutions Corp. (b)                       5                              240
     Diebold Inc. (l)                                         68                             3,067
     DST Systems Inc. (b)                                     112                            5,246
     Factset Research Systems Inc. (l)                        4                              140
     Jack Henry & Associates Inc.                             112                            2,054
     Lexmark International Inc. (b)                           4                              227
     Mercury Computer Systems Inc. (b)                        2                              60
     National Instruments Corp.                               3                              70
     Network Appliance Inc. (b)                               2                              62
     Research In Motion Ltd. (b)                              22                             1,586
     Sungard Data Systems Inc.                                60                             2,110
     Synopsys Inc.                                            5                              82
                                                                                             22,585
Distribution & Wholesale - 0.7%
     CDW Corp. (l)                                            68                             3,899

Diversified Financial Services - 5.3%
     AG Edwards Inc.                                          2                              95
     Ameritrade Holding Corp. (b)                             326                            6,057
     Amvescap Plc - ADR                                       4                              48
     CapitalSource Inc. (b) (l)                               133                            2,611
     Charles Schwab Corp.                                     17                             185
     E*trade Group Inc. (b)                                   219                            3,064
     Eaton Vance Corp.                                        160                            3,833
     Federated Investors Inc. - Class B                       62                             1,867
     First Marblehead Corp. (b) (l)                           1                              49
     Franklin Resources Inc.                                  5                              408
     Lazard Ltd. - Class A (b)                                6                              140
     Legg Mason Inc.                                          50                             5,200
     Nuveen Investments - Class A (b)                         78                             2,919
     Raymond James Financial Inc.                             3                              88
     Waddell & Reed Financial Inc. - Class A (l)              156                            2,885
                                                                                             29,449
Electrical Components & Equipment - 0.0%
     Ametek Inc.                                              2                              84
     Littelfuse Inc. (b)                                      3                              81
     Molex Inc. - Class A                                     4                              100
                                                                                             265
Electronics - 4.5%
     Applied Biosystems Group - Applera Corp.                 4                              73
     Cymer Inc. (b) (l)                                       3                              79
     Dolby Laboratories Inc. - Class A (b)                    101                            2,230
     Flextronics International Ltd. (b)                       331                            4,373
     Flir Systems Inc.                                        115                            3,426
     Garmin Ltd. (l)                                          68                             2,907
     Gentex Corp.                                             255                            4,637
     II-VI Inc. (b)                                           5                              94
     Jabil Circuit Inc. (b)                                   159                            4,883
     Mettler Toledo International Inc. (b)                    2                              84
     Symbol Technologies Inc.                                 11                             105
     Waters Corp. (b)                                         60                             2,214
                                                                                             25,105
Entertainment - 0.4%
     Dreamworks Animation SKG Inc. (b)                        71                             1,868
     International Game Technology                            8                              211
     Shuffle Master Inc. (b) (l)                              4                              122
                                                                                             2,201
Environmental Control - 0.0%
     Stericycle Inc.                                          2                              116

Food - 0.5%
     Hershey Foods Corp.                                      2                              93
     McCormick & Co. Inc.                                     3                              88
     Tootsie Roll Industries Inc.                             3                              81
     Whole Foods Market Inc.                                  19                             2,248
     WM Wrigley Jr Co.                                        1                              76
                                                                                             2,586
Healthcare - 7.4%
     Arthrocare Corp. (b) (l)                                 3                              108
     Bausch & Lomb Inc.                                       21                             1,743
     Beckman Coulter Inc.                                     2                              108
     Becton Dickinson & Co.                                   2                              126
     Biomet Inc.                                              8                              260
     Community Health Systems Inc. (b) (l)                    84                             3,174
     Cooper Cos. Inc.                                         2                              146
     Coventry Health Care Inc. (b) (l)                        40                             2,816
     CR Bard Inc.                                             3                              226
     DaVita Inc. (b)                                          43                             1,937
     Dentsply International Inc.                              3                              140
     Edwards Lifesciences Corp. (b)                           79                             3,381
     Gen-Probe Inc. (b)                                       46                             1,670
     Health Management Associates Inc. (l)                    179                            4,686
     Henry Schein Inc.                                        4                              174
     Inamed Corp. (b)                                         21                             1,426
     Kinetic Concepts Inc. (b)                                56                             3,360
     Kyphon Inc. (b) (l)                                      5                              188
     Laboratory Corp. (b)                                     105                            5,244
     Lincare Holdings Inc. (b) (l)                            4                              143
     Manor Care Inc.                                          158                            6,289
     Patterson Cos. Inc. (b) (l)                              2                              99
     Quest Diagnostics Inc.                                   6                              341
     Resmed Inc. (b)                                          2                              132
     Respironics Inc. (b)                                     3                              123
     Smith & Nephew Plc - ADR                                 2                              119
     St. Jude Medical Inc. (b)                                3                              135
     Sybron Dental Specialties Inc. (b)                       2                              79
     Techne Corp. (b)                                         3                              115
     Varian Medical Systems Inc. (b) (l)                      40                             1,508
     WellChoice Inc. (b)                                      6                              424
     WellPoint Inc. (b)                                       4                              265
     Wright Medical Group Inc. (b)                            5                              125
     Zimmer Holdings Inc. (b) (l)                             1                              69
                                                                                             40,879
Home Builders - 0.1%
     Centex Corp.                                             1                              71
     KB Home                                                  1                              107
     Lennar Corp.                                             2                              95
     Pulte Homes Inc.                                         1                              67
     Thor Industries                                          4                              123
     Toll Brothers Inc. (b) (l)                               1                              112
     Winnebago Industries (l)                                 4                              117
                                                                                             692
Home Furnishings - 0.6%
     Harman International Industries Inc.                     43                             3,466

Household Products - 0.0%
     Avery Dennison Corp.                                     2                              79

Insurance - 3.0%
     AMBAC Financial Group Inc.                               2                              119
     Arch Capital Group Ltd. (b)                              1                              63
     Arthur J. Gallagher & Co.                                3                              90
     Assurant Inc. (l)                                        148                            5,343
     Axis Capital Holdings Ltd.                               76                             2,148
     Brown & Brown Inc. (l)                                   2                              85
     Markel Corp. (b) (l)                                     -                              68
     Marsh & McLennan Cos. Inc.                               3                              78
     MBIA Inc. (l)                                            2                              113
     MGIC Investment Corp.                                    1                              91
     Principal Financial Group (l)                            84                             3,520
     Protective Life Corp.                                    38                             1,604
     Radian Group Inc.                                        2                              94
     Renaissancere Holdings Ltd.                              2                              94
     Triad Guaranty Inc. (b)                                  2                              81
     Willis Group Holdings Ltd.                               92                             3,013
                                                                                             16,604
Internet - 4.3%
     Amazon.Com Inc. (b) (l)                                  87                             2,861
     Check Point Software Technologies Ltd.                   7                              141
     Checkfree Corp. (b) (l)                                  77                             2,623
     CNET Networks Inc. (b) (l)                               215                            2,524
     F5 Networks Inc. (b)                                     2                              80
     Internet Security Systems (b) (l)                        3                              55
     Macromedia Inc. (b)                                      27                             1,032
     Matrixone Inc. (b)                                       10                             51
     McAfee Inc. (b)                                          190                            4,979
     Monster Worldwide Inc. (b) (l)                           123                            3,522
     Sina Corp. (b)                                           3                              89
     VeriSign Inc. (b) (l)                                    202                            5,810
     Websense Inc. (b)                                        1                              62
                                                                                             23,829
Leisure Time - 1.1%
     Brunswick Corp.                                          124                            5,363
     Harley Davidson Inc.                                     2                              79
     Royal Caribbean Cruises Ltd.                             6                              285
     Sabre Holdings Corp. (l)                                 4                              74
     WMS Industries Inc. (b)                                  3                              95
                                                                                             5,896
Lodging - 1.4%
     Boyd Gaming Corp.                                        5                              245
     Choice Hotels International Inc.                         5                              315
     Fairmont Hotels & Resorts Inc.                           171                            5,952
     Harrah's Entertainment Inc.                              4                              310
     Hilton Hotels Corp.                                      4                              98
     Marriott International Inc. - Class A                    6                              423
     Station Casinos Inc. (l)                                 7                              432
     Wynn Resorts Ltd. (b) (l)                                4                              203
                                                                                             7,978
Machinery - 0.0%
     IDEX Corp.                                               2                              81
     Zebra Technologies Corp.                                 3                              114
                                                                                             195
Manufacturing - 3.6%
     Danaher Corp. (b) (l)                                    68                             3,570
     ITT Industries Inc.                                      50                             4,891
     Pall Corp.                                               4                              121
     Roper Industries Inc.                                    105                            7,472
     Teleflex Inc.                                            67                             3,978
                                                                                             20,032
Media - 3.7%
     Citadel Broadcasting Corp. (b)                           309                            3,533
     Cox Radio Inc. - Class A (b) (l)                         111                            1,747
     Cumulus Media Inc. - Class B (b)                         6                              65
     Entercom Communications Corp. (b) (l)                    35                             1,152
     EW Scripps Co.                                           2                              88
     McGraw-Hill Cos. Inc.                                    2                              80
     Meredith Corp. (l)                                       2                              103
     New York Times Co. - Class A (l)                         3                              97
     Radio One Inc. (b) (l)                                   8                              105
     Regent Communications Inc. (b)                           17                             97
     Rogers Communications Inc.                               174                            5,711
     Salem Communications - Class A (b)                       7                              143
     Scholastic Corp. (b)                                     41                             1,581
     Spanish Broadcasting System - Class A (b)                12                             116
     Univision Communications Inc. - Class A (b) (l)          136                            3,758
     Washington Post Co.                                      -                              84
     Westwood One Inc. (b) (l)                                5                              96
     XM Satellite Radio Holdings - Class A (b) (l)            55                             1,851
                                                                                             20,407
Metal Fabrication & Hardware - 0.0%
     Precision Castparts Corp.                                2                              164

Mining - 0.6%
     Newmont Mining Corp.                                     79                             3,083

Office Furnishings - 0.0%
     HNI Corp.                                                2                              118

Oil & Gas Producers - 3.4%
     EOG Resources Inc.                                       111                            6,305
     Murphy Oil Corp.                                         134                            7,009
     XTO Energy Inc.                                          170                            5,765
                                                                                             19,079
Oil & Gas Services - 3.0%
     Baker Hughes Inc.                                        3                              169
     BJ Services Co. (l)                                      128                            6,723
     Cooper Cameron Corp. (b) (l)                             5                              298
     FMC Technologies Inc. (b)                                105                            3,357
     Smith International Inc.                                 87                             5,523
     Weatherford International Ltd. (b)                       6                              319
                                                                                             16,389
Packaging & Containers - 0.0%
     Sealed Air Corp.                                         2                              80

Pharmaceuticals - 7.8%
     Abgenix Inc. (b) (l)                                     90                             770
     Alkermes Inc. (b)                                        120                            1,586
     Allergan Inc.                                            1                              111
     Amylin Pharmaceuticals Inc. (b) (l)                      65                             1,363
     Andrx Group (b)                                          92                             1,869
     Atherogenics Inc. (b)                                    6                              101
     Barr Laboratories Inc.                                   94                             4,582
     Caremark Rx Inc. (b)                                     5                              200
     Cephalon Inc. (b) (l)                                    88                             3,487
     Elan Corp. Plc - ADR (b) (l)                             236                            1,610
     Express Scripts Inc. (b) (l)                             4                              220
     Gilead Sciences Inc.                                     131                            5,745
     IVAX Corp. (b) (l)                                       239                            5,128
     Medco Health Solutions Inc. (b)                          4                              219
     Medicines Co. (b) (l)                                    2                              47
     Neurocrine Biosciences Inc. (b)                          52                             2,196
     Omnicare Inc.                                            187                            7,913
     OSI Pharmaceuticals Inc. (b)                             22                             879
     Sepracor Inc.                                            48                             2,892
     Taro Pharmaceutical Industries Ltd. (b)                  48                             1,395
     Valeant Pharmaceutical International (l)                 68                             1,199
                                                                                             43,512
Pipelines - 0.6%
     Western Gas Resources Inc.                               94                             3,281
Retail - 7.3%
     Bed Bath & Beyond Inc. (b)                               6                              242
     Best Buy Co. Inc.                                        92                             6,307
     Carmax Inc. (b) (l)                                      73                             1,945
     Cheesecake Factory Inc. (b) (l)                          109                            3,773
     Dollar General Corp.                                     140                            2,846
     Dollar Tree Stores Inc. (b) (l)                          2                              58
     Family Dollar Stores Inc.                                159                            4,137
     Fred's Inc. (l)                                          3                              56
     Men's Wearhouse Inc. (b) (l)                             3                              114
     MSC Industrial Direct Co. - Class A                      17                             574
     O'Reilly Automotive Inc. (b)                             123                            3,673
     Outback Steakhouse Inc.                                  2                              77
     Petsmart Inc.                                            151                            4,574
     PF Chang's China Bistro Inc. (b) (l)                     35                             2,064
     Ross Stores Inc.                                         124                            3,573
     Ruby Tuesday Inc.                                        2                              44
     Shoppers Drug Mart Corp.                                 66                             2,290
     Staples Inc.                                             8                              160
     Tiffany & Co. (l)                                        7                              216
     TJX Cos. Inc.                                            9                              219
     Williams-Sonoma Inc. (b) (l)                             83                             3,276
                                                                                             40,218
Semiconductors - 4.8%
     Altera Corp. (b)                                         19                             377
     AMIS Holdings Inc. (b)                                   117                            1,559
     Analog Devices Inc.                                      11                             392
     Broadcom Corp. - Class A (b)                             4                              124
     Integrated Circuit Systems Inc. (b)                      100                            2,068
     Intersil Corp.                                           209                            3,925
     KLA-Tencor Corp. (b) (l)                                 2                              101
     LAM Research Corp. (b)                                   3                              90
     Linear Technology Corp. (l)                              11                             404
     Marvell Technology Group Ltd. (b)                        28                             1,077
     Maxim Integrated Products Inc.                           12                             439
     Microchip Technology Inc.                                166                            4,914
     National Semiconductor Corp. (l)                         20                             441
     Novellus Systems Inc. (b)                                150                            3,716
     PMC - Sierra Inc. (b)                                    154                            1,437
     Qlogic Corp. (b)                                         3                              99
     Semtech Corp. (b)                                        95                             1,587
     Silicon Laboratories Inc. (b) (l)                        7                              186
     Xilinx Inc. (l)                                          149                            3,800
                                                                                             26,736
Software - 5.3%
     Activision Inc. (b)                                      131                            2,170
     Adobe Systems Inc.                                       83                             2,364
     Certegy Inc.                                             155                            5,936
     Citrix Systems Inc. (b)                                  4                              89
     Cognos Inc. (b)                                          3                              85
     Dun & Bradstreet Corp. (b)                               3                              179
     Electronic Arts Inc.                                     2                              130
     Fair Isaac Inc.                                          3                              117
     Filenet Corp. (b)                                        3                              80
     Fiserv Inc. (b) (l)                                      3                              146
     Global Payments Inc. (l)                                 51                             3,478
     Hyperion Solutions Corp. (b)                             2                              76
     IMS Health Inc.                                          6                              149
     Intuit Inc. (b) (l)                                      35                             1,592
     Mercury Interactive Corp. (b) (l)                        69                             2,655
     Moneygram International Inc.                             178                            3,400
     NAVTEQ Corp. (b)                                         108                            4,027
     Novell Inc. (b)                                          14                             84
     Red Hat Inc. (b) (l)                                     155                            2,027
     Salesforce.com Inc. (b)                                  6                              131
     SEI Investments Co.                                      2                              82
     THQ Inc. (b) (l)                                         3                              73
     Veritas Software Corp. (b)                               14                             337
                                                                                             29,407
Telecommunications - 0.7%
     Neustar Inc. - Class A (b)                               2                              59
     TELUS Corp.                                              103                            3,621
                                                                                             3,680
Telecommunications Equipment - 2.7%
     Adtran Inc. (l)                                          152                            3,776
     Comverse Technology Inc. (b) (l)                         77                             1,821
     Corning Inc. (b)                                         7                              116
     Harris Corp.                                             214                            6,679
     Juniper Networks Inc. (b)                                89                             2,228
     Plantronics Inc.                                         2                              80
                                                                                             14,700
Textiles - 0.0%
     Cintas Corp.                                             6                              212

Toys & Hobbies - 0.0%
     Mattel Inc.                                              4                              75

Transportation - 0.8%
     CH Robinson Worldwide Inc.                               53                             3,108
     Expeditors Intl Wash Inc. (l)                            23                             1,166
     Landstar System Inc. (b)                                 3                              87
     UTI Worldwide Inc.                                       1                              84
                                                                                             4,445
Wireless Telecommunications - 2.1%
     American Tower Corp. (b) (l)                             30                             628
     Crown Castle International Corp.                         251                            5,104
     Nextel Partners Inc. (b) (l)                             225                            5,673
                                                                                             11,405

     Total Common Stocks (cost $411,847)                                                     532,061

Short Term Investments - 22.6%
Money Market Funds - 4.1%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             3,745                          3,745
     T. Rowe Price Reserves Investment Fund, 3.23% (a) (n)    19,013                         19,013
                                                                                             22,758
Securities Lending Collateral - 18.5%
     Mellon GSL Delaware Business Trust Collateral Fund       102,659                        102,659

     Total Short Term Investments (cost $125,417)                                            125,417

Total Investments - 118.6% (cost $537,264)                                                   657,478
Other Assets and Liabilities, Net -  (18.6%)                                                 (103,144)
Total Net Assets - 100%                                                                      $554,334

JNL/T. Rowe Price Value Fund

                                                              Percentage of Total
     Industry Sector                                          Investments (o)
     Financial                                                23.0%
     Consumer, Non-cyclical                                   14.2%
     Communications                                           13.9%
     Industrial                                               11.8%
     Consumer, Cyclical                                       10.1%
     Energy                                                   8.5%
     Technology                                               6.4%
     Basic Materials                                          5.9%
     Money Market Investment                                  3.3%
     Utilities                                                2.9%
                                                              100.0%

Common Stocks - 95.1%
Aerospace & Defense - 2.5%
     Lockheed Martin Corp.                                    81                             $5,241
     Ratheon Co.                                              103                            4,014
     Rockwell Collins                                         60                             2,861
                                                                                             12,116
Auto Manufacturers - 1.0%
     General Motors Corp. (l)                                 143                            4,876

Auto Parts & Equipment - 0.4%
     TRW Automotive Holdings Corp. (b)                        87                             2,130

Banks - 5.8%
     Bank of America Corp.                                    137                            6,248
     Comerica Inc.                                            51                             2,936
     Mellon Financial Corp.                                   112                            3,219
     Royal Bank of Scotland Group Plc                         165                            4,999
     State Street Corp.                                       139                            6,702
     US Bancorp.                                              157                            4,576
                                                                                             28,680
Beverages - 2.7%
     Coca-Cola Co.                                            158                            6,613
     Coca-Cola Enterprises Inc.                               106                            2,340
     Heineken NV                                              143                            4,425
                                                                                             13,378
Biotechnology - 1.2%
     Chiron Corp.                                             36                             1,246
     Medimmune Inc. (b)                                       170                            4,534
                                                                                             5,780
Chemicals - 1.8%
     E.I. du Pont de Nemours & Co.                            117                            5,011
     Great Lakes Chemical Corp.                               78                             2,442
     Hercules Inc. (b)                                        88                             1,245
                                                                                             8,698
Computers - 2.5%
     Hewlett-Packard Co.                                      224                            5,276
     International Business Machines Corp.                    63                             4,697
     Synopsys Inc.                                            143                            2,379
                                                                                             12,352
Diversified Financial Services - 7.3%
     American Express Co.                                     78                             4,147
     Charles Schwab Corp.                                     275                            3,096
     Citigroup Inc.                                           105                            4,862
     Fannie Mae                                               73                             4,257
     Franklin Resources Inc.                                  45                             3,449
     JPMorgan Chase & Co.                                     193                            6,812
     Lazard Ltd. - Class A (b)                                56                             1,297
     Merrill Lynch & Co. Inc.                                 45                             2,497
     Morgan Stanley                                           79                             4,150
     Nuveen Investments - Class A (b)                         46                             1,734
                                                                                             36,302
Electric - 2.9%
     Duke Energy Corp. (l)                                    119                            3,538
     Firstenergy Corp.                                        79                             3,791
     NiSource Inc.                                            234                            5,782
     Pinnacle West Capital Corp.                              27                             1,205
                                                                                             14,316
Entertainment - 1.1%
     International Game Technology                            194                            5,467

Environmental Control - 1.0%
     Waste Management Inc.                                    172                            4,872

Food - 1.8%
     Campbell Soup Co.                                        105                            3,240
     General Mills Inc.                                       93                             4,351
     Safeway Inc. (b)                                         65                             1,471
                                                                                             9,062
Forest Products & Paper - 2.8%
     Bowater Inc.                                             159                            5,160
     International Paper Co. (l)                              193                            5,818
     MeadWestvaco Corp.                                       108                            3,031
                                                                                             14,009
Healthcare - 3.0%
     Boston Scientific Corp. (b)                              188                            5,071
     Johnson & Johnson                                        79                             5,129
     Medtronic Inc.                                           90                             4,661
                                                                                             14,861
Home Furnishings - 0.8%
     Sony Corp. - ADR                                         113                            3,892

Household Products - 1.8%
     Clorox Co.                                               21                             1,192
     Fortune Brands Inc.                                      26                             2,335
     Newell Rubbermaid Inc.                                   222                            5,288
                                                                                             8,815
Insurance - 8.8%
     Berkshire Hathaway Inc. (b)                              -                              4,175
     Cigna Corp.                                              32                             3,393
     Genworth Financial Inc. - Class A                        165                            4,979
     Hartford Financial Services Group Inc. (l)               80                             5,967
     Marsh & McLennan Cos. Inc.                               254                            7,033
     Principal Financial Group (l)                            100                            4,207
     Prudential Financial Inc.                                27                             1,793
     Radian Group Inc.                                        80                             3,773
     Safeco Corp.                                             48                             2,608
     St. Paul Travelers Cos. Inc.                             148                            5,836
                                                                                             43,764
Iron & Steel - 0.5%
     Nucor Corp.                                              53                             2,422

Leisure Time - 0.5%
     Harley Davidson Inc. (l)                                 48                             2,376

Lodging - 1.0%
     Fairmont Hotels & Resorts Inc.                           139                            4,845

Manufacturing - 6.0%
     Cooper Industries Ltd. - Class A                         37                             2,383
     Eastman Kodak Co.                                        53                             1,428
     Eaton Corp.                                              33                             1,953
     General Electric Corp.                                   339                            11,739
     Honeywell International Inc.                             189                            6,923
     Pall Corp.                                               34                             1,032
     Tyco International Ltd.                                  152                            4,438
                                                                                             29,896
Media - 9.2%
     Cablevision Systems Corp. - Class A (b)                  172                            5,538
     Comcast Corp. - Special Class A (b) (l)                  187                            5,595
     Comcast Corp. - Class A (b)                              27                             832
     Dow Jones & Co. Inc. (l)                                 106                            3,768
     Liberty Media Corp. (b)                                  703                            7,165
     New York Times Co. - Class A (l)                         143                            4,448
     Pearson Plc                                              103                            1,213
     Reuters Group Plc                                        205                            1,449
     Time Warner Inc. (b)                                     402                            6,711
     Viacom Inc. - Class B                                    167                            5,357
     Walt Disney Co.                                          137                            3,452
                                                                                             45,528
Mining - 0.8%
     Alcoa Inc.                                               160                            4,173

Oil & Gas Producers - 6.4%
     Amerada Hess Corp. (l)                                   19                             1,970
     ConocoPhillips                                           76                             4,342
     Exxon Mobil Corp.                                        91                             5,230
     Royal Dutch Petroleum Co. - NYS                          95                             6,166
     Statoil ASA                                              285                            5,809
     Total SA - ADR (l)                                       71                             8,320
                                                                                             31,837
Oil & Gas Services - 2.0%
     Baker Hughes Inc.                                        83                             4,241
     Schlumberger Ltd.                                        76                             5,787
                                                                                             10,028
Pharmaceuticals - 4.1%
     Bristol-Myers Squibb Co.                                 83                             2,078
     Cardinal Bergen Health Inc.                              79                             4,520
     Merck & Co. Inc.                                         170                            5,230
     Schering-Plough Corp.                                    195                            3,719
     Wyeth                                                    112                            4,962
                                                                                             20,509
Retail - 3.7%
     Family Dollar Stores Inc.                                189                            4,922
     Kohl's Corp.                                             57                             3,192
     May Department Stores Co.                                78                             3,141
     McDonald's Corp.                                         77                             2,142
     RadioShack Corp.                                         211                            4,896
                                                                                             18,293
Semiconductors - 1.4%
     Intel Corp.                                              93                             2,424
     Texas Instruments Inc.                                   156                            4,370
                                                                                             6,794
Software - 2.5%
     First Data Corp.                                         126                            5,070
     Microsoft Corp.                                          290                            7,204
                                                                                             12,274
Telecommunications - 3.0%
     Alltel Corp. (l)                                         56                             3,469
     Qwest Communications International Inc. (b) (l)          826                            3,063
     Sprint Corp. (l)                                         274                            6,885
     TELUS Corp.                                              44                             1,543
                                                                                             14,960
Tobacco - 0.6%
     Altria Group Inc.                                        45                             2,890

Toys & Hobbies - 0.4%
     Hasbro Inc.                                              103                            2,139

Transportation - 2.2%
     CSX Corp.                                                86                             3,686
     Union Pacific Corp.                                      113                            7,335
                                                                                             11,021
Wireless Telecommunications - 1.6%
     Motorola Inc.                                            155                            2,823
     Nokia Corp. - Class A - ADR                              306                            5,085
                                                                                             7,908

     Total Common Stocks (cost $411,710)                                                     471,262

Preferred Stocks - 0.6%
Diversified Financial Services - 0.4%
     Morgan Stanley (b)                                       55                             1,998

Insurance - 0.2%
     Genworth Financial Inc., 6.00% (b)                       24                             808

     Total Preferred Stocks (cost $2,458)                                                    2,806

Corporate Bonds - 0.5%
Airlines - 0.1%
     Delta Air Lines Inc., 2.875%, 02/18/24 (e) (j)           $1,030                         342

Insurance - 0.4%
     Fortis Insurance, 7.75%, 01/26/08 (e) (j)                1,700                          1,859

     Total Corporate Bonds (cost $2,689)                                                     2,201

Short Term Investments - 13.8%
Money Market Funds - 3.3%
     Dreyfus Cash Management Plus Fund, 3.05% (a)             3,233                          3,233
     T. Rowe Price Reserves Investment Fund, 3.23% (a) (n)    13,134                         13,134
                                                                                             16,367
Securities Lending Collateral - 10.5%
     Mellon GSL Delaware Business Trust Collateral Fund       52,051                         52,051

     Total Short Term Investments (cost $68,418)                                             68,418

Total Investments - 110.0% (cost $485,275)                                                   544,687
Other Assets and Liabilities, Net -  (10.0%)                                                 (49,298)
Total Net Assets - 100%                                                                      $495,389


                   See Notes to the Schedule of Investments.

JNL Series Trust (Unaudited)
JNL SERIES TRUST
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2005.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of June 30, 2005, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers Strategic Bond Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund are: $31,698; $58,889; $93,538 and $72,049, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund has deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2005, the market value, in thousands, of 144A or other restricted securities, in JNL/FMR Balanced Fund, JNL/JPMorgan International Equity Fund, JNL/JPMorgan International Value Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/T.Rowe Price Value Fund are: $45; $598; $407; $256; $2,531; $7,857; $23,433;
     $13,982; $5,849; $3,449; $4,415 and $2,202, respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security. Rate stated is in effect as of June 30, 2005.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 2005.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of June 30, 2005.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

(o)  Sector weightings excluding securities lending collateral.

Abbreviations:
ADR - American Depository Receipt             KRW - Korean Won
AUD - Australian Dollar                       MXN - Mexican Peso
BRL - Brazilian Real                          NOK - Norwegian Krone
BZD - Belize Dollar                           NYS - New York Shares
CAD - Canadian Dollar                         NZD - New Zealand Dollar
CHF - Swiss Franc                             PEN - New Sol
CLP - Chilean Peso                            RUB - Russian Ruble
DKK - Danish Krone                            SEK - Swedish Krona
EUR - European Currency Unit (Euro)           SGD - Singapore Dollar
GBP - British Pound                           SKK - Slovak Koruna
GDR - Global Depository Receipt               TWD - New Taiwan Dollar
HKD - Hong Kong Dollar                        USD - United States Dollar
INR - Indian Rupee                            ZAR - Rand
JPY - Japanese Yen

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2005

SCHEDULE OF OPTIONS WRITTEN:
---------------------------------------------------------------------------------------------------------------------------------
                                                 Expiration Date              Exercise Price     Contracts Market Value (000's)
JNL/PIMCO Total Return Bond Fund
U.S. 10-Year Treasury Note Future Call Option       7/22/2005                  $ 116.00               58          $ (2)
U.S. 10-Year Treasury Note Future Put Option        7/22/2005                    110.00               58            (1)
U.S. 10-Year Treasury Note Future Call Option       8/26/2005                    115.00              148           (48)
U.S. 10-Year Treasury Note Future Call Option       8/26/2005                    116.00              152           (21)
U.S. 10-Year Treasury Note Future Call Option       8/26/2005                    121.00               38           (24)
U.S. 10-Year Treasury Note Future Put Option        8/26/2005                    110.00              189           (18)
U.S. 10-Year Treasury Note Future Put Option        8/26/2005                    111.00               20            (4)
U.S. 10-Year Treasury Note Future Put Option        8/26/2005                    115.00               39           (14)
                                                                                                           ------------
                                                                                                                $ (132)
                                                                                                           ============




Summary of Written Call Options (in thousands except contracts):
---------------------------------------------------------------------------------------------------------------------------------
                                                                  Number of Contracts                      Premiums

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2004                                      466                              $ 192
    Options written during the period                                       1,322                                484
    Options closed during the period                                           (6)                               (12)
    Options exercised during the period                                       (27)                                (7)
    Options expired during the period                                      (1,053)                              (449)
                                                                      ------------                       ------------
Options outstanding at June 30, 2005                                          702                              $ 208
                                                                      ============                       ============

JNL/Putnam Equity Fund
Options outstanding at December 31, 2004                                    2,273                                $ 3
    Options written during the period                                      46,239                                 32
    Options closed during the period                                       (1,912)                                (1)
    Options exercised during the period                                    (5,060)                                (4)
    Options expired during the period                                     (41,540)                               (30)
                                                                      ------------                       ------------
Options outstanding at June 30, 2005                                            -                                $ -
                                                                      ============                       ============




JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2005


SUMMARY OF SWAP AGREEMENTS :
------------------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
                                                               Notional Amount                  Appreciation/(Depreciation)
JNL/PIMCO Total Return Bond Fund
Barclay's Capital
    Receive fixed rate equal to 5.00% and pay floating
      rate based on 6 month LIBOR, 06/16/11                      $    5,400                       $     232
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                400                              16
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     400                             (17)
Goldman Sachs Capital Markets, L.P.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                 129,100                             (63)
JPMorgan Chase Bank
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                600                              84
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     300                             (16)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 06/18/34                              1,300                             200
Merrill Lynch Capital Services, Inc.
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 06/18/34                                400                              50
Morgan Stanley Capital Services Inc.
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                 130,000                             (75)
UBS Warburg AG
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                 380,000                            (245)
    Receive fixed rate equal to 6.00% and pay floating rate
      based on 6 month EURIBOR, 03/15/32                                300                              40
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 5.00%, 03/15/32                                     200                             (12)
                                                                                                ------------
                                                                                                      $ 194
                                                                                                ============



SUMMARY OF SECURITIES SOLD SHORT :
------------------------------------------------------------------------------------------------------------------------
                                                                 Par Amount                     Market Value
JNL/PIMCO Total Return Bond Fund
    U.S. Treasury Note, 4.75%, 05/15/14                  $           (1,900)                       $ (2,016)
                                                                                                ============
      Total (proceeds $2,016)



JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2005


Summary of Investments by Country:
-----------------------------------------------------------------------------------------------------------------------------------
                                                         JNL/Mellon
                 JNL/FMR                                  Capital         JNL/      JNL/Select   JNL/Select  JNL/T.Rowe   JNL/T.Rowe
                 Capital    JNL/JPMorgan  JNL/JPMorgan   Management   Oppenheimer     Global     Large Cap     Price       Price
                  Growth    International International International Global Growth   Growth       Growth    Established   Value
                  Fund      Equity Fund    Value Fund    Index Fund       Fund         Fund         Fund     Growth Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------

Australia              - %         1.1 %         1.6 %        5.2 %          0.6 %        - %         - %       0.6 %         - %
Austria                -             -             -          0.4              -          -           -           -           -
Belgium                -           2.1             -          1.4              -          -           -           -           -
Bermuda              0.5             -             -            -              -          -           -         1.5         0.3
Brazil               1.1           1.4           2.4            -            2.3        0.5         1.0           -           -
Canada               7.2             -             -            -            2.6        2.7         4.0         1.4         1.3
China                0.3             -             -            -              -          -           -           -           -
Denmark                -             -             -          0.8              -          -           -           -           -
Egypt                0.1             -             -            -              -          -           -           -           -
Finland              2.2           1.3           1.0          1.5            0.4        1.7           -         0.7         1.0
France               1.4          11.4          12.0          8.9            6.7        5.4         1.4         1.3         1.7
Germany                -           6.2          11.5          6.5            3.9        5.1           -           -           -
Greece               0.3             -           2.1          0.6              -          -           -           -           -
Hong Kong            1.7           0.5           1.5          1.7            1.6        1.6           -           -           -
India                  -             -           0.2            -            3.5          -           -           -           -
Ireland                -           0.9             -          0.8            0.6        0.8           -         0.7           -
Israel                 -             -             -            -              -          -           -         0.6           -
Italy                  -           4.0           5.5          3.8            0.4        0.8           -           -           -
Japan                  -          19.4          17.9         21.0            8.2        4.6           -           -         0.8
Luxembourg             -             -             -          0.1              -        0.8           -           -           -
Mexico               0.3           0.7             -            -            1.7        1.4         1.0         1.1           -
Netherlands            -           5.2           5.8          4.8            2.1        3.0           -         0.5         2.1
New Zealand            -             -             -          0.2              -          -           -           -           -
Norway                 -             -             -          0.7            0.5          -           -           -         1.2
Philippines          0.9             -             -            -              -          -           -           -           -
Portugal               -             -             -          0.3            0.3          -           -           -           -
Russia                 -             -           1.0            -              -          -           -           -           -
Singapore              -             -             -          0.8            0.5          -           -           -           -
South Korea            -           0.9           1.1            -            2.4        1.5           -         0.4           -
Spain                  -           2.5           3.3          3.9            0.2        0.9           -         0.3           -
Sweden                 -           1.1           1.3          2.3            5.2        1.3           -           -           -
Switzerland            -          11.6           3.8          6.5            2.2        7.8           -         1.5           -
Taiwan                 -             -           1.2            -            0.8        5.1           -           -           -
United Kingdom       0.3          27.0          25.5         24.0           13.4        9.8         4.2         0.5         1.6
United States       83.7           2.7           1.3          3.8           39.9       45.2        88.4        88.9        90.0
                -------------------------------------------------------------------------------------------------------------------

Total
Investments        100.0%        100.0%        100.0%       100.0%        100.0%      100.0%      100.0%      100.0%      100.0%
                ===================================================================================================================


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2005


SUMMARY OF OPEN CURRENCY CONTRACTS:
------------------------------------------------------------------------------------------------

          CURRENCY              SETTLEMENT        NOTIONAL        CURRENCY         UNREALIZED
       PURCHASED/SOLD              DATE            AMOUNT           VALUE         GAIN/(LOSS)

JNL/FMR Balanced Fund
          CAD/USD                7/1/2005                1 CAD        $ -              $ -
          GBP/USD                7/1/2005                6 GBP         12                -
          GBP/USD                7/5/2005                3 GBP          5                -
          USD/AUD                7/5/2005              (10)AUD         (8)               -
          USD/CAD                7/5/2005               (2)CAD         (1)               -
                                                               ----------------  ---------------
                                                                      $ 8              $ -
                                                               ================  ===============


JNL/JPMorgan International Value Fund
          AUD/GBP               8/23/2005            1,189 AUD      $ 903              $ 9
          AUD/USD               8/23/2005            1,203 AUD        914               (3)
          AUD/USD               8/23/2005            6,948 AUD      5,278               54
          CHF/AUD               8/23/2005            (970) CHF       (737)               3
          CHF/GBP               8/23/2005              948 CHF        743              (18)
          CHF/USD               8/23/2005            2,861 CHF      2,242             (116)
          EUR/SEK               8/23/2005              740 EUR        897                1
          EUR/USD               8/23/2005            7,883 EUR      9,561             (175)
          GBP/AUD               8/23/2005          (1,208) GBP       (917)             (26)
          GBP/CHF               8/23/2005            (744) GBP       (583)               9
          GBP/SEK               8/23/2005              401 GBP        717               24
          GBP/USD               8/23/2005            4,633 GBP      8,289             (174)
          JPY/CHF               8/23/2005            (528) JPY       (414)              (2)
          JPY/EUR               8/23/2005          (1,035) JPY     (1,256)              (1)
          JPY/USD               8/23/2005          703,689 JPY      6,383             (197)
          NOK/USD               8/23/2005            8,255 NOK      1,266              (25)
          SEK/GBP               8/23/2005            (242) SEK       (432)             (19)
          SEK/USD               8/23/2005           42,886 SEK      5,509             (302)
          SGD/USD               8/23/2005            4,211 SGD      2,501              (51)
          USD/AUD               8/23/2005            (610) AUD       (463)               3
          USD/CHF               8/23/2005            (700) CHF       (549)               3
          USD/EUR               8/23/2005         (17,819) EUR    (21,610)             919
          USD/EUR               8/23/2005          (6,095) EUR     (7,392)             (16)
          USD/GBP               8/23/2005          (3,286) GBP     (5,879)             113
          USD/JPY               8/23/2005        (366,720) JPY     (3,326)              74
          USD/NOK               8/23/2005          (8,048) NOK     (1,234)              26
          USD/SEK               8/23/2005          (5,135) SEK       (660)              50
          USD/SGD               8/23/2005          (3,122) SGD     (1,855)              26
                                                               ----------------  ---------------
                                                                 $ (2,104)           $ 189
                                                               ================  ===============


JNL/Mellon Capital Management International Index Fund
          EUR/USD               9/15/2005              852 EUR         $ 1,034              $ 4
          EUR/USD               9/15/2005            1,412 EUR           1,714              (14)
          GBP/USD               9/15/2005            1,463 GBP           2,615              (41)
          JPY/USD               9/15/2005          164,043 JPY           1,491              (29)
          JPY/USD               9/15/2005           23,480 JPY             214                -
                                                               ----------------  ---------------
                                                                       $ 7,068            $ (80)
                                                               ================  ===============



JNL/Oppenheimer Global Growth Fund
          JPY/USD                7/1/2005           35,169 JPY           $ 317             $ (3)
                                                               ================  ===============



       CURRENCY           SETTLEMENT         NOTIONAL         CURRENCY        UNREALIZED
    PURCHASED/SOLD           DATE             AMOUNT            VALUE        GAIN/(LOSS)

JNL/PIMCO Total Return Bond Fund
       BRL/USD            7/20/2005                107 BRL            $ 45            $ 6
       BRL/USD            8/23/2005                225 BRL              93              5
       BRL/USD             9/8/2005              1,400 BRL             577             84
       BRL/USD             9/9/2005                856 BRL             353             53
       BRL/USD            9/13/2005                301 BRL             124              5
       CLP/USD             8/2/2005             11,372 CLP              20              -
       CLP/USD            8/16/2005             49,650 CLP              86              -
       CLP/USD            9/13/2005             60,602 CLP             104              2
       EUR/USD            7/26/2005                421 EUR             510              2
       EUR/USD            7/26/2005             26,000 EUR          31,498           (364)
       INR/USD            9/21/2005              6,446 INR             148              -
       JPY/USD            7/13/2005            634,621 JPY           5,732           (229)
       KRW/USD            7/27/2005            160,014 KRW             155             (5)
       KRW/USD            8/24/2005             88,000 KRW              85             (2)
       KRW/USD            9/21/2005            118,000 KRW             114             (2)
       MXN/USD            8/31/2005                405 MXN              37              1
       MXN/USD            9/23/2005              1,123 MXN             103              -
       PEN/USD            8/23/2005                260 PEN              80              -
       PEN/USD            9/14/2005                350 PEN             107              -
       PEN/USD            9/14/2005                350 PEN             107              -
       RUB/USD            7/28/2008              2,119 RUB              74             (2)
       RUB/USD            8/23/2005              2,153 RUB              75             (2)
       RUB/USD            9/23/2005              3,058 RUB             107              -
       SGD/USD            7/26/2005                125 SGD              74             (2)
       SGD/USD            8/24/2005                129 SGD              77             (1)
       SGD/USD            9/20/2005                171 SGD             102             (1)
       SKK/USD            8/31/2005              2,459 SKK              78             (1)
       SKK/USD            9/26/2005              3,350 SKK             106              -
       TWD/USD            8/24/2005              2,510 TWD              80             (1)
       TWD/USD            9/21/2005              3,331 TWD             106             (1)
       USD/BRL            7/20/2005              (107) BRL             (45)            (2)
       USD/BRL            8/23/2005              (225) BRL             (93)            (5)
       USD/BRL             9/8/2005            (1,400) BRL            (577)           (40)
       USD/BRL             9/9/2005              (856) BRL            (353)           (21)
       USD/BRL            9/13/2005              (301) BRL            (124)            (7)
       USD/CAD            7/19/2005              (709) CAD            (579)            (9)
       USD/EUR            7/26/2005           (30,780) EUR         (37,289)            (6)
       USD/EUR            7/26/2005           (15,824) EUR         (19,170)            66
                                                            ----------------  -------------
                                                                 $ (17,273)        $ (482)
                                                            ================  =============

JNL/Salomon Brothers Strategic Bond Fund
       EUR/USD            7/22/2005             18,558 EUR        $ 22,479         $ (341)
       USD/EUR            7/22/2005           (18,480) EUR         (22,385)         1,020
                                                           ----------------  -------------
                                                                      $ 94          $ 679
                                                           ================  =============

JNL/Select Global Growth Fund
       CHF/USD             7/1/2005              2,894 CHF         $ 2,259           $ (2)
       EUR/USD             7/1/2005                705 EUR             854              1
       USD/EUR             7/1/2005              (289) EUR            (350)            (1)
       USD/EUR             7/5/2005              (246) EUR            (298)             -
       USD/GBP             7/1/2005               (73) GBP            (130)             2
       USD/GBP             7/5/2005               (24) GBP             (44)             -
       USD/GBP             7/5/2005               (37) GBP             (66)             -
       USD/JPY             7/1/2005            (2,387) JPY             (22)             -
                                                            ----------------  -------------
                                                                   $ 2,203            $ -
                                                            ================  =============

JNL/T.Rowe Price Value Fund
       USD/GBP             7/5/2005              (159) GBP          $ (284)          $ (1)
                                                            ================  =============



JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
JUNE 30, 2005



SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                               CONTRACTS     UNREALIZED
                                               LONG/       APPRECIATION/
                                               (SHORT)     (DEPRECIATION)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 Index Future
   Expiration September 2005                        4                $ (10)
                                                          =================
                                                          =================


JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
   Expiration September 2005                       98                 $ 37
FTSE 100 Index Future
   Expiration September 2005                       35                   32
Topix Japanese Yen Future
   Expiration September 2005                       21                   38
                                                          -----------------
                                                          -----------------
                                                                     $ 107
                                                          =================
                                                          =================

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
   Expiration September 2005                       90                 $ 23
                                                          =================
                                                          =================


JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
   Expiration September 2005                      122                $ (93)
                                                          =================
                                                          =================


JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
   Expiration September 2005                      138                $ 170
                                                          =================
                                                          =================




--------------------------------------------------------------------------------------
                                                                             UNREALIZED
                                                      NOTIONAL              APPRECIATION/
                                                      AMOUNT               (DEPRECIATION)

JNL/PIMCO Total Return Fund
Euro Bobl Government Note Future, 5-Year, 6.00%
   Expiration September 2005                           2,000 EUR                 $ 26
Eurodollar Future
   Expiration September 2005                         149,000 USD                 (128)
Eurodollar Future
   Expiration December 2005                          439,000 USD                 (410)
Eurodollar Future
   Expiration March 2006                             288,000 USD                   34
Eurodollar Future
   Expiration June 2006                              100,000 USD                   (2)
Eurodollar Future
   Expiration September 2006                           3,000 USD                    1
Japanese Government Bond, 10-Year, 6.00%,
   Expiration September 2005                         500,000 JPY                   40
U.S. Treasury Bond Future, 20-Year, 6.00%,
   Expiration September 2005                          29,000 USD                  111
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2005                          (2,000)USD                   (6)
                                                                     -----------------
                                                                     -----------------
                                                                               $ (334)
                                                                     =================
                                                                     =================

JNL/Salomon Brothers Strategic Bond Fund
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2005                        $ (6,400)                    $ (1)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2005                         (15,900)                      (9)
                                                                     -----------------
                                                                     -----------------
                                                                                $ (10)
                                                                     =================
                                                                     =================

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration September 2005                       $ (46,800)                    $ 12
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2005                          12,100                       (6)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration September 2005                          (5,000)                       8
                                                                     -----------------
                                                                     -----------------
                                                                                 $ 14
                                                                     =================
                                                                     =================

JNL/Select Balanced Fund
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration September 2005                        $ (9,100)                   $ (15)
                                                                     =================
                                                                     =================


JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005



                                                          JNL/AIM             JNL/AIM            JNL/AIM           JNL/Alger
                                                         Large Cap          Real Estate         Small Cap            Growth
ASSETS                                                  Growth Fund            Fund            Growth Fund            Fund
                                                     ------------------  ------------------  ----------------- -------------------

Investments - unaffiliated, at value (a) (b)                 $ 341,028            $ 64,981           $ 50,659           $ 261,094
Investments - affiliated, at value and cost                          -                   -                  -                   -
Cash                                                                 -                   -                  -                   -
Foreign currency (c)                                                 -                   5                  -                   -
Receivables:
   Dividends and interest                                          156                 207                 11                 168
   Forward currency contracts                                        -                   -                  -                   -
   Foreign taxes recoverable                                        16                   -                  -                   -
   Fund shares sold                                                370                 209                 36                  15
   Investment securities sold                                    3,416                  50              1,664                   -
   Unrealized appreciation on swap agreements (f)                    -                   -                  -                   -
   Variation margin                                                  -                   -                  -                   -
                                                     ------------------  ------------------  ----------------- -------------------
TOTAL ASSETS                                                   344,986              65,452             52,370             261,277
                                                     ------------------  ------------------  ----------------- -------------------

LIABILITIES
Cash overdraft                                                       -                   -                  -                   -
Payables:
   Administrative fees                                              27                   4                  4                  20
   Advisory fees                                                   187                  31                 33                 135
   Investment securities purchased                               5,502               1,699              1,138                   -
   Dividends payable                                                 -                   -                  -                   -
   Forward currency contracts                                        -                   -                  -                   -
   Fund shares redeemed                                            526                  78                 29                 372
   Unrealized appreciation on swap agreements (f)                    -                   -                  -                   -
   Managers fees                                                     2                   -                  -                   2
   Other expenses                                                    4                   1                  1                   3
   12b-1 service fee (Class A)                                      53                   8                  8                  39
   Variation margin                                                  -                   -                  -                   -
Investment securities sold short, at value (d)                       -                   -                  -                   -
Options written, at value (e)                                        -                   -                  -                   -
Return of collateral for securities loaned                      15,313               8,029              4,520              29,375
                                                                         ------------------
                                                     ------------------                      ----------------- -------------------
TOTAL LIABILITIES                                               21,614               9,850              5,733              29,946
                                                     ------------------  ------------------  ----------------- -------------------
NET ASSETS                                                   $ 323,372            $ 55,602           $ 46,637           $ 231,331
                                                     ==================  ==================  ================= ===================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 300,831            $ 52,070           $ 38,799           $ 315,129
Undistributed (accumulated) net
   investment income (loss)                                        321                 278               (170)                436
Accumulated net realized gain (loss)                            (4,901)                 83              1,470             (97,882)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                     27,121               3,171              6,538              13,648
                                                     ------------------  ------------------  ----------------- -------------------
                                                             $ 323,372            $ 55,602           $ 46,637           $ 231,331
                                                     ==================  ==================  ================= ===================

CLASS A
Net assets                                                   $ 323,211            $ 55,494           $ 46,503           $ 231,218
Shares outstanding (no par value),
   unlimited shares authorized                                  27,971               5,141              3,658              14,725
Net asset value per share                                      $ 11.56             $ 10.78            $ 12.71             $ 15.70
                                                     ==================  ==================  ================= ===================

CLASS B
Net assets                                                       $ 161               $ 108              $ 134               $ 113
Shares outstanding (no par value),
   unlimited shares authorized                                      13                  10                 11                   7
Net asset value per share                                      $ 11.59             $ 10.78            $ 12.75             $ 15.72
                                                     ==================  ==================  ================= ===================
---------------------------------------------------

(a)   Including securities on loan of:                        $ 14,868             $ 7,786            $ 4,365            $ 28,430
(b)   Investments - unaffiliated, at cost                      313,907              61,810             44,121             247,446
(c)   Foreign currency cost                                          -                   6                  -                   -
(d)   Proceeds from securities sold short                            -                   -                  -                   -
(e)   Premiums from options written                                  -                   -                  -                   -
(f)    Including cash payment of:                                    -                   -                  -                   -







                                                        JNL/Eagle          JNL/Eagle
                                                       Core Equity         SmallCap
                                                           Fund           Equity Fund
ASSETS                                               -----------------  ----------------

                                                            $ 280,445         $ 184,500
Investments - unaffiliated, at value (a) (b)                        -                 -
Investments - affiliated, at value and cost                         -                 -
Cash                                                                -                 -
Foreign currency (c)
Receivables:                                                      285                30
   Dividends and interest                                           -                 -
   Forward currency contracts                                       1                 -
   Foreign taxes recoverable                                      129               582
   Fund shares sold                                             7,177             3,737
   Investment securities sold                                       -                 -
   Unrealized appreciation on swap agreements (f)                   -                 -
   Variation margin                                  -----------------  ----------------
                                                              288,037           188,849
TOTAL ASSETS                                         -----------------  ----------------
                                                                         .

LIABILITIES                                                         -                 -
Cash overdraft
Payables:                                                          22                13
   Administrative fees                                            150                97
   Advisory fees                                                3,661             5,847
   Investment securities purchased                                  -                 -
   Dividends payable                                                -                 -
   Forward currency contracts                                     193               179
   Fund shares redeemed                                             -                 -
   Unrealized appreciation on swap agreements (f)                   2                 1
   Managers fees                                                    3                 2
   Other expenses                                                  45                26
   12b-1 service fee (Class A)                                      -                 -
   Variation margin                                                 -                 -
Investment securities sold short, at value (d)                      -                 -
Options written, at value (e)                                   9,486            23,398
Return of collateral for securities loaned
                                                     -----------------  ----------------
                                                               13,562            29,563
TOTAL LIABILITIES                                    -----------------  ----------------
                                                            $ 274,475         $ 159,286
NET ASSETS                                           =================  ================


NET ASSETS CONSIST OF:                                      $ 282,622         $ 131,484
Paid-in capital
Undistributed (accumulated) net                                 1,222              (569)
   investment income (loss)                                   (22,492)           (4,705)
Accumulated net realized gain (loss)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related                       13,123            33,076
   transactions and futures                          -----------------  ----------------
                                                            $ 274,475         $ 159,286
                                                     =================  ================


CLASS A                                                     $ 274,352         $ 159,171
Net assets
Shares outstanding (no par value),                             18,796             8,110
   unlimited shares authorized                                $ 14.60           $ 19.63
Net asset value per share                            =================  ================


CLASS B                                                         $ 123             $ 115
Net assets
Shares outstanding (no par value),                                  8                 6
   unlimited shares authorized                                $ 14.67           $ 19.70
Net asset value per share                            =================  ================

---------------------------------------------------
                                                              $ 9,110          $ 22,414
(a)   Including securities on loan of:                        267,322           151,424
(b)   Investments - unaffiliated, at cost                           -                 -
(c)   Foreign currency cost                                         -                 -
(d)   Proceeds from securities sold short                           -                 -
(e)   Premiums from options written                                 -                 -
(f)   Including cash payment of:



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005


                                                JNL/FMR          JNL/FMR          JNL/Franklin        JNL/Goldman
                                               Balanced          Capital         Templeton Small     Sachs Mid Cap
ASSETS                                           Fund          Growth Fund       Cap Value Fund        Value Fund
                                            ---------------- ----------------  -------------------- -----------------

Investments - unaffiliated, at value (a) (b)      $ 148,940        $ 253,055              $ 60,316          $ 67,891
Investments - affiliated, at value and cost               -                -                     -                 -
Cash                                                      1                -                     1                 -
Foreign currency (c)                                      1                1                     -                 -
Receivables:
   Dividends and interest                               311              137                    42                83
   Forward currency contracts                             -                -                     -                 -
   Foreign taxes recoverable                              1                -                     -                 -
   Fund shares sold                                     122               86                   144               329
   Investment securities sold                           467            3,481                     -               689
   Unrealized appreciation on swap agreements (f)         -                -                     -                 -
   Variation margin                                       -                -                     -                 -
                                            ---------------- ----------------  -------------------- -----------------
TOTAL ASSETS                                        149,843          256,760                60,503            68,992
                                            ---------------- ----------------  -------------------- -----------------

LIABILITIES
Cash overdraft                                            -                -                     -                 -
Payables:
   Administrative fees                                    9               17                     4                 4
   Advisory fees                                         65              118                    36                32
   Investment securities purchased                      755            4,033                   790             2,609
   Dividends payable                                      -                -                     -                 -
   Forward currency contracts                             -                -                     -                 -
   Fund shares redeemed                                  63              177                    64                43
   Unrealized appreciation on swap agreements (f)         -                -                     -                 -
   Managers fees                                          1                2                     -                 -
   Other expenses                                         1                2                     1                 1
   12b-1 service fee (Class A)                           19               34                     9                 9
   Variation margin                                       -                -                     -                 -
Investment securities sold short, at value (d)            -                -                     -                 -
Options written, at value (e)                             -                -                     -                 -
Return of collateral for securities loaned           34,769           46,649                 6,457            11,699
                                            ---------------- ----------------  -------------------- -----------------
TOTAL LIABILITIES                                    35,682           51,032                 7,361            14,397
                                            ---------------- ----------------  -------------------- -----------------
NET ASSETS                                        $ 114,161        $ 205,728              $ 53,142          $ 54,595
                                            ================ ================  ==================== =================

NET ASSETS CONSIST OF:
Paid-in capital                                   $ 106,155        $ 527,362              $ 50,697          $ 51,001
Undistributed (accumulated) net
   investment income (loss)                             639              509                    22               112
Accumulated net realized gain (loss)                 (1,378)        (331,621)                   94               317
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                           8,745            9,478                 2,329             3,165
                                            ---------------- ----------------  -------------------- -----------------
                                                  $ 114,161        $ 205,728              $ 53,142          $ 54,595
                                            ================ ================  ==================== =================

CLASS A
Net assets                                        $ 114,048        $ 205,621              $ 53,037          $ 54,488
Shares outstanding (no par value),
   unlimited shares authorized                       11,125           13,556                 5,052             5,074
Net asset value per share                           $ 10.25          $ 15.17               $ 10.50           $ 10.74
                                            ================ ================  ==================== =================

CLASS B
Net assets                                            $ 113            $ 107                 $ 105             $ 107
Shares outstanding (no par value),
   unlimited shares authorized                           11                7                    10                10
Net asset value per share                           $ 10.34          $ 15.21               $ 10.50           $ 10.74
                                            ================ ================  ==================== =================
------------------------------------------

(a)   Including securities on loan of:             $ 33,703         $ 45,056               $ 6,228          $ 11,341
(b)   Investments - unaffiliated, at cost           140,195          243,577                57,987            64,726
(c)   Foreign currency cost                               1                1                     -                 -
(d)   Proceeds from securities sold short                 -                -                     -                 -
(e)   Premiums from options written                       -                -                     -                 -
(f)    Including cash payment of:                         -                -                     -                 -



                                             JNL/JPMorgan       JNL/JPMorgan
                                             International      International
ASSETS                                        Equity Fund        Value Fund
                                           ------------------  ----------------

Investments - unaffiliated, at value (a) (b)       $ 183,084         $ 204,531
Investments - affiliated, at value and cost                -                 -
Cash                                                      20                 -
Foreign currency (c)                                     219               344
Receivables:
   Dividends and interest                                360               352
   Forward currency contracts                              -             1,383
   Foreign taxes recoverable                             120                12
   Fund shares sold                                      116               188
   Investment securities sold                              -               236
   Unrealized appreciation on swap agreements (f)          -                 -
   Variation margin                                        -                 -
                                           ------------------  ----------------
TOTAL ASSETS                                         183,919           207,046
                                           ------------------  ----------------

LIABILITIES
Cash overdraft                                             -                 -
Payables:
   Administrative fees                                    22                23
   Advisory fees                                         102               107
   Investment securities purchased                         -               233
   Dividends payable                                       -                 -
   Forward currency contracts                              -             1,194
   Fund shares redeemed                                  132               154
   Unrealized appreciation on swap agreements(f)           -                 -
   Managers fees                                           1                 1
   Other expenses                                          2                 2
   12b-1 service fee (Class A)                            29                30
   Variation margin                                        -                 -
Investment securities sold short, at value(d)              -                 -
Options written, at value (e)                              -                 -
Return of collateral for securities loaned             9,832            27,199
                                           ------------------  ----------------
TOTAL LIABILITIES                                     10,120            28,943
                                           ------------------  ----------------
NET ASSETS                                         $ 173,799         $ 178,103
                                           ==================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 188,891         $ 164,628
Undistributed (accumulated) net
   investment income (loss)                            1,712             2,014
Accumulated net realized gain (loss)                 (20,012)            5,579
Net unrealized appreciation (depreciation)
   investments, foreign currency related
   transactions and futures                            3,208             5,882
                                           ------------------  ----------------
                                                   $ 173,799         $ 178,103
                                           ==================  ================

CLASS A
Net assets                                         $ 173,695         $ 177,992
Shares outstanding (no par value),
   unlimited shares authorized                        16,123            19,266
Net asset value per share                            $ 10.77            $ 9.24
                                           ==================  ================

CLASS B
Net assets                                             $ 104             $ 111
Shares outstanding (no par value),
   unlimited shares authorized                             9                13
Net asset value per share                            $ 10.81            $ 9.34
                                           ==================  ================
------------------------------------------

(a)   Including securities on loan of:               $ 9,354          $ 25,872
(b)   Investments - unaffiliated, at cost            179,862           198,833
(c)   Foreign currency cost                              225               349
(d)   Proceeds from securities sold short                  -                 -
(e)   Premiums from options written                        -                 -
(f)    Including cash payment of:                          -                 -



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005


                                                                                                              JNL/Mellon
                                                                                           JNL/Mellon           Capital
                                                                                            Capital           Management
                                                     JNL/Lazard         JNL/Lazard         Management          Enhanced
                                                       Mid Cap          Small Cap          Bond Index        S&P 500 Stock
ASSETS                                               Value Fund         Value Fund            Fund            Index Fund
                                                   ----------------  -----------------  -----------------  ------------------

Investments - unaffiliated, at value (a) (b)             $ 236,454          $ 203,311          $ 180,559            $ 57,038
Investments - affiliated, at value and cost                      -                  -             40,115               3,509
Cash                                                            16                  -                  -                   -
Foreign currency (c)                                             -                  -                  -                   -
Receivables:
   Dividends and interest                                      175                161              1,332                  66
   Forward currency contracts                                    -                  -                  -                   -
   Foreign taxes recoverable                                     -                  -                  -                   -
   Fund shares sold                                            114                372                626                  82
   Investment securities sold                                1,542                908              8,413               1,293
   Unrealized appreciation on swap agreements (f)                -                  -                  -                   -
   Variation margin                                              -                  -                  -                   -
                                                   ----------------  -----------------  -----------------  ------------------
TOTAL ASSETS                                               238,301            204,752            231,045              61,988
                                                   ----------------  -----------------  -----------------  ------------------

LIABILITIES
Cash overdraft                                                   -                  -                  -                   -
Payables:
   Administrative fees                                          17                 16                 12                   5
   Advisory fees                                               124                117                 35                  24
   Investment securities purchased                           1,441              2,866             48,702               1,201
   Dividends payable                                             -                  -                  -                   -
   Forward currency contracts                                    -                  -                  -                   -
   Fund shares redeemed                                        391                316                111                  24
   Unrealized appreciation on swap agreements (f)                -                  -                  -                   -
   Managers fees                                                 1                  1                  1                   1
   Other expenses                                                2                  2                  2                   1
   12b-1 service fee (Class A)                                  34                 31                 23                  10
   Variation margin                                              -                  -                  -                   7
Investment securities sold short, at value (d)                   -                  -                  -                   -
Options written, at value (e)                                    -                  -                  -                   -
Return of collateral for securities loaned                  24,940             13,232             35,197               2,469
                                                   ----------------  -----------------  -----------------  ------------------
TOTAL LIABILITIES                                           26,950             16,581             84,083               3,742
                                                   ----------------  -----------------  -----------------  ------------------
NET ASSETS                                               $ 211,351          $ 188,171          $ 146,962            $ 58,246
                                                   ================  =================  =================  ==================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 175,505          $ 158,496          $ 138,711            $ 43,445
Undistributed (accumulated) net
   investment income (loss)                                    347                 53              5,670               2,423
Accumulated net realized gain (loss)                        22,562             12,752              1,079               9,733
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                 12,937             16,870              1,502               2,645
                                                   ----------------  -----------------  -----------------  ------------------
                                                         $ 211,351          $ 188,171          $ 146,962            $ 58,246
                                                   ================  =================  =================  ==================

CLASS A
Net assets                                               $ 211,188          $ 188,005          $ 146,833            $ 58,134
Shares outstanding (no par value),
   unlimited shares authorized                              14,149             13,598             13,255               6,642
Net asset value per share                                  $ 14.93            $ 13.83            $ 11.08              $ 8.75
                                                   ================  =================  =================  ==================

CLASS B
Net assets                                                   $ 163              $ 166              $ 129               $ 112
Shares outstanding (no par value),
   unlimited shares authorized                                  11                 12                 12                  13
Net asset value per share                                  $ 14.98            $ 13.87            $ 11.02              $ 8.70
                                                   ================  =================  =================  ==================
-------------------------------------------------

(a)   Including securities on loan of:                    $ 23,904           $ 12,694           $ 34,556             $ 2,394
(b)   Investments - unaffiliated, at cost                  223,517            186,441            179,057              54,383
(c)   Foreign currency cost                                      -                  -                  -                   -
(d)   Proceeds from securities sold short                        -                  -                  -                   -
(e)   Premiums from options written                              -                  -                  -                   -
(f)    Including cash payment of:                                -                  -                  -                   -




                                                      JNL/Mellon         JNL/Mellon
                                                       Capital             Capital
                                                      Management         Management
                                                    International      S&P 400 MidCap
ASSETS                                                Index Fund         Index Fund
                                                    ---------------  --------------------

Investments - unaffiliated, at value (a) (b)             $ 205,977             $ 228,467
Investments - affiliated, at value and cost                 35,163                37,646
Cash                                                            19                     -
Foreign currency (c)                                         1,164                     -
Receivables:
   Dividends and interest                                      397                   149
   Forward currency contracts                                    4                     -
   Foreign taxes recoverable                                    60                     -
   Fund shares sold                                            626                   301
   Investment securities sold                                   39                   187
   Unrealized appreciation on swap agreements (f)                -                     -
   Variation margin                                             28                     -
                                                    ---------------  --------------------
TOTAL ASSETS                                               243,477               266,750
                                                    ---------------  --------------------

LIABILITIES
Cash overdraft                                                   -                     -
Payables:
   Administrative fees                                          26                    19
   Advisory fees                                                52                    55
   Investment securities purchased                              14                     -
   Dividends payable                                             -                     -
   Forward currency contracts                                   84                     -
   Fund shares redeemed                                        242                   198
   Unrealized appreciation on swap agreements (f)                -                     -
   Managers fees                                                 1                     1
   Other expenses                                                1                     4
   12b-1 service fee (Class A)                                  35                    38
   Variation margin                                              -                    20
Investment securities sold short, at value (d)                   -                     -
Options written, at value (e)                                    -                     -
Return of collateral for securities loaned                  27,580                31,629
                                                    ---------------  --------------------
TOTAL LIABILITIES                                           28,035                31,964
                                                    ---------------  --------------------
NET ASSETS                                               $ 215,442             $ 234,786
                                                    ===============  ====================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 165,110             $ 192,833
Undistributed (accumulated) net
   investment income (loss)                                  7,858                 1,794
Accumulated net realized gain (loss)                        30,304                 7,358
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                 12,170                32,801
                                                    ---------------  --------------------
                                                         $ 215,442             $ 234,786
                                                    ===============  ====================

CLASS A
Net assets                                               $ 215,295             $ 234,597
Shares outstanding (no par value),
   unlimited shares authorized                              15,974                17,041
Net asset value per share                                  $ 13.48               $ 13.77
                                                    ===============  ====================

CLASS B
Net assets                                                   $ 147                 $ 189
Shares outstanding (no par value),
   unlimited shares authorized                                  11                    14
Net asset value per share                                  $ 13.48               $ 13.77
                                                    ===============  ====================
-------------------------------------------------

(a)   Including securities on loan of:                    $ 26,275              $ 30,468
(b)   Investments - unaffiliated, at cost                  193,809               195,689
(c)   Foreign currency cost                                  1,178                     -
(d)   Proceeds from securities sold short                        -                     -
(e)   Premiums from options written                              -                     -
(f)    Including cash payment of:                                -                     -



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005



                                                      JNL/Mellon        JNL/Mellon
                                                        Capital           Capital            JNL/
                                                      Management        Management        Oppenheimer          JNL/
                                                     S&P 500 Index       Small Cap          Global          Oppenheimer
ASSETS                                                   Fund           Index Fund        Growth Fund       Growth Fund
                                                    ----------------  ----------------  ----------------  ----------------

Investments - unaffiliated, at value (a) (b)              $ 367,077         $ 201,051         $ 269,926          $ 26,068
Investments - affiliated, at value and cost                  16,825            21,955                 -                 -
Cash                                                              -                 -                 -                 -
Foreign currency (c)                                              -                 -               485                 -
Receivables:
   Dividends and interest                                       440               214               406                12
   Forward currency contracts                                     -                 -                 -                 -
   Foreign taxes recoverable                                      -                 -                 7                 -
   Fund shares sold                                             962               199               502                44
   Investment securities sold                                     -             1,663               317               520
   Unrealized appreciation on swap agreements (f)                 -                 -                 -                 -
   Variation margin                                               -                 -                 -                 -
                                                    ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                                                385,304           225,082           271,643            26,644
                                                    ----------------  ----------------  ----------------  ----------------

LIABILITIES
Cash overdraft                                                    -                 -                 -                 -
Payables:
   Administrative fees                                           29                16                30                 2
   Advisory fees                                                 86                47               139                15
   Investment securities purchased                                -             1,693               706               478
   Dividends payable                                              -                 -                 -                 -
   Forward currency contracts                                     -                 -                 3                 -
   Fund shares redeemed                                         250               194               631                31
   Unrealized appreciation on swap agreements (f)                 -                 -                 -                 -
   Managers fees                                                  2                 1                 1                 -
   Other expenses                                                 6                 2                 2                 -
   12b-1 service fee (Class A)                                   59                32                40                 4
   Variation margin                                              45                16                 -                 -
Investment securities sold short, at value (d)                    -                 -                 -                 -
Options written, at value (e)                                     -                 -                 -                 -
Return of collateral for securities loaned                   22,888            21,289            26,931               945
                                                    ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                                            23,365            23,290            28,483             1,475
                                                    ----------------  ----------------  ----------------  ----------------
NET ASSETS                                                $ 361,939         $ 201,792         $ 243,160          $ 25,169
                                                    ================  ================  ================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                           $ 322,237         $ 170,201         $ 205,224          $ 25,449
Undistributed (accumulated) net
   investment income (loss)                                   2,252             1,691             1,979                 8
Accumulated net realized gain (loss)                          9,624            12,752            (1,925)           (1,964)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                  27,826            17,148            37,882             1,676
                                                    ----------------  ----------------  ----------------  ----------------
                                                          $ 361,939         $ 201,792         $ 243,160          $ 25,169
                                                    ================  ================  ================  ================

CLASS A
Net assets                                                $ 361,570         $ 201,591         $ 242,997          $ 25,050
Shares outstanding (no par value),
   unlimited shares authorized                               34,275            15,225            20,464             2,922
Net asset value per share                                   $ 10.55           $ 13.24           $ 11.87            $ 8.57
                                                    ================  ================  ================  ================

CLASS B
Net assets                                                    $ 369             $ 201             $ 163             $ 119
Shares outstanding (no par value),
   unlimited shares authorized                                   34                15                14                14
Net asset value per share                                   $ 10.61           $ 13.21           $ 11.90            $ 8.59
                                                    ================  ================  ================  ================
--------------------------------------------------

(a)   Including securities on loan of:                     $ 21,941          $ 19,817          $ 25,732             $ 916
(b)   Investments - unaffiliated, at cost                   339,158           184,073           232,043            24,392
(c)   Foreign currency cost                                       -                 -               485                 -
(d)   Proceeds from securities sold short                         -                 -                 -                 -
(e)   Premiums from options written                               -                 -                 -                 -
(f)    Including cash payment of:                                 -                 -                 -                 -



                                                        JNL/PIMCO          JNL/Putnam
                                                       Total Return          Equity
ASSETS                                                  Bond Fund             Fund
                                                     -----------------  -----------------

Investments - unaffiliated, at value (a) (b)                $ 568,368          $ 176,924
Investments - affiliated, at value and cost                         -                  -
Cash                                                                -                  1
Foreign currency (c)                                              429                  -
Receivables:
   Dividends and interest                                       1,900                136
   Forward currency contracts                                     224                  -
   Foreign taxes recoverable                                        -                  -
   Fund shares sold                                             2,811                 93
   Investment securities sold                                  26,692              2,223
   Unrealized appreciation on swap agreements (f)                 819                  -
   Variation margin                                               186                  -
                                                     -----------------  -----------------
TOTAL ASSETS                                                  601,429            179,377
                                                     -----------------  -----------------

LIABILITIES
Cash overdraft                                                      -                  -
Payables:
   Administrative fees                                             39                 13
   Advisory fees                                                  194                 87
   Investment securities purchased                             93,661              1,359
   Dividends payable                                                -                  -
   Forward currency contracts                                     706                  -
   Fund shares redeemed                                           234                129
   Unrealized appreciation on swap agreements (f)                 554                  -
   Managers fees                                                    3                  2
   Other expenses                                                   5                  2
   12b-1 service fee (Class A)                                     78                 26
   Variation margin                                                51                  -
Investment securities sold short, at value (d)                  2,016                  -
Options written, at value (e)                                     132                  -
Return of collateral for securities loaned                     18,327             20,460
                                                     -----------------  -----------------
TOTAL LIABILITIES                                             116,000             22,078
                                                     -----------------  -----------------
NET ASSETS                                                  $ 485,429          $ 157,299
                                                     =================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                             $ 453,090          $ 259,913
Undistributed (accumulated) net
   investment income (loss)                                    10,823              1,532
Accumulated net realized gain (loss)                           16,196           (116,386)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                     5,320             12,240
                                                     -----------------  -----------------
                                                            $ 485,429          $ 157,299
                                                     =================  =================

CLASS A
Net assets                                                  $ 485,277          $ 157,184
Shares outstanding (no par value),
   unlimited shares authorized                                 39,492              8,363
Net asset value per share                                     $ 12.29            $ 18.80
                                                     =================  =================

CLASS B
Net assets                                                      $ 152              $ 115
Shares outstanding (no par value),
   unlimited shares authorized                                     13                  6
Net asset value per share                                     $ 12.49            $ 18.82
                                                     =================  =================
--------------------------------------------------

(a)   Including securities on loan of:                       $ 17,688           $ 19,845
(b)   Investments - unaffiliated, at cost                     562,494            164,684
(c)   Foreign currency cost                                       433                  -
(d)   Proceeds from securities sold short                       2,016                  -
(e)   Premiums from options written                               208                  -
(f)    Including cash payment of:                                  71                  -



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005


                                                                                              JNL/S&P           JNL/S&P
                                                      JNL/Putnam         JNL/Putnam           Managed           Managed
                                                        Midcap             Value            Aggressive        Conservative
ASSETS                                               Growth Fund        Equity Fund         Growth Fund           Fund
                                                   -----------------  -----------------  ------------------ -----------------

Investments - unaffiliated, at value (a) (b)               $ 34,198          $ 199,594                 $ -               $ -
Investments - affiliated, at value (g)                            -                  -             646,451            51,927
Cash                                                              -                  9                   -                 -
Foreign currency (c)                                              -                  -                   -                 -
Receivables:
   Dividends and interest                                         5                246                  11                20
   Forward currency contracts                                     -                  -                   -                 -
   Foreign taxes recoverable                                      -                  -                   -                 -
   Fund shares sold                                              18                  9                 489               620
   Investment securities sold                                 1,081                906                   -                 -
   Unrealized appreciation on swap agreements (f)                 -                  -                   -                 -
   Variation margin                                               -                  -                   -                 -
                                                   -----------------  -----------------  ------------------ -----------------
TOTAL ASSETS                                                 35,302            200,764             646,951            52,567
                                                   -----------------  -----------------  ------------------ -----------------

LIABILITIES
Cash overdraft                                                  116                  -                   -                 -
Payables:
   Administrative fees                                            3                 16                  27                 2
   Advisory fees                                                 20                105                  63                 5
   Investment securities purchased                            1,089                536                   -                 -
   Dividends payable                                              -                  -                   -                 -
   Forward currency contracts                                     -                  -                   -                 -
   Fund shares redeemed                                          29                170                 592                 8
   Unrealized appreciation on swap agreements (f)                 -                  -                   -                 -
   Managers fees                                                  -                  2                   4                 -
   Other expenses                                                 -                  3                   8                 -
   12b-1 service fee (Class A)                                    6                 32                   -                 -
   Variation margin                                               -                  -                   -                 -
Investment securities sold short, at value (d)                    -                  -                   -                 -
Options written, at value (e)                                     -                  -                   -                 -
Return of collateral for securities loaned                    1,657              9,774                   -                 -
                                                   -----------------  -----------------  ------------------ -----------------
TOTAL LIABILITIES                                             2,920             10,638                 694                15
                                                   -----------------  -----------------  ------------------ -----------------
NET ASSETS                                                 $ 32,382          $ 190,126           $ 646,257          $ 52,552
                                                   =================  =================  ================== =================

NET ASSETS CONSIST OF:
Paid-in capital                                            $ 47,902          $ 205,973           $ 705,049          $ 51,542
Undistributed (accumulated) net
   investment income (loss)                                     (82)               946               2,588               238
Accumulated net realized gain (loss)                        (18,792)           (33,137)           (122,994)               59
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                   3,354             16,344              61,614               713
                                                   -----------------  -----------------  ------------------ -----------------
                                                           $ 32,382          $ 190,126           $ 646,257          $ 52,552
                                                   =================  =================  ================== =================

CLASS A
Net assets                                                 $ 32,268          $ 190,023           $ 646,257          $ 52,552
Shares outstanding (no par value),
   unlimited shares authorized                                3,991             10,851              54,464             5,010
Net asset value per share                                    $ 8.09            $ 17.51             $ 11.87           $ 10.49
                                                   =================  =================  ================== =================

CLASS B
Net assets                                                    $ 114              $ 103          n/a                n/a
Shares outstanding (no par value),
   unlimited shares authorized                                   14                  6          n/a                n/a
Net asset value per share                                    $ 8.11            $ 17.60          n/a                n/a
                                                   =================  =================  ================== =================
--------------------------------------------------

(a)   Including securities on loan of:                      $ 1,612            $ 9,425                 $ -               $ -
(b)   Investments - unaffiliated, at cost                    30,844            183,250                   -                 -
(c)   Foreign currency cost                                       -                  -                   -                 -
(d)   Proceeds from securities sold short                         -                  -                   -                 -
(e)   Premiums from options written                               -                  -                   -                 -
(f)    Including cash payment of:                                 -                  -                   -                 -
(g)   Investments - affiliated, at cost                           -                  -             584,837            51,214



                                                                       JNL/S&P
                                                       JNL/S&P         Managed
                                                       Managed        Moderate
ASSETS                                               Growth Fund        Fund
                                                   ---------------- --------------

Investments - unaffiliated, at value (a) (b)                   $ -            $ -
Investments - affiliated, at value (g)                   1,000,635         83,232
Cash                                                             -              -
Foreign currency (c)                                             -              -
Receivables:
   Dividends and interest                                       34             24
   Forward currency contracts                                    -              -
   Foreign taxes recoverable                                     -              -
   Fund shares sold                                            322            713
   Investment securities sold                                    -              -
   Unrealized appreciation on swap agreements (f)                -              -
   Variation margin                                              -              -
                                                   ---------------- --------------
TOTAL ASSETS                                             1,000,991         83,969
                                                   ---------------- --------------

LIABILITIES
Cash overdraft                                                   -              -
Payables:
   Administrative fees                                          41              3
   Advisory fees                                                86              8
   Investment securities purchased                               -              -
   Dividends payable                                             -              -
   Forward currency contracts                                    -              -
   Fund shares redeemed                                        618             43
   Unrealized appreciation on swap agreements (f)                -              -
   Managers fees                                                 6              -
   Other expenses                                               12              -
   12b-1 service fee (Class A)                                   -              -
   Variation margin                                              -              -
Investment securities sold short, at value (d)                   -              -
Options written, at value (e)                                    -              -
Return of collateral for securities loaned                       -              -
                                                   ---------------- --------------
TOTAL LIABILITIES                                              763             54
                                                   ---------------- --------------
NET ASSETS                                             $ 1,000,228       $ 83,915
                                                   ================ ==============

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 928,475       $ 82,379
Undistributed (accumulated) net
   investment income (loss)                                  3,423            294
Accumulated net realized gain (loss)                       (11,801)           (29)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                 80,131          1,271
                                                   ---------------- --------------
                                                       $ 1,000,228       $ 83,915
                                                   ================ ==============

CLASS A
Net assets                                             $ 1,000,228       $ 83,915
Shares outstanding (no par value),
   unlimited shares authorized                              81,866          7,912
Net asset value per share                                  $ 12.22        $ 10.61
                                                   ================ ==============

CLASS B
Net assets                                               n/a             n/a
Shares outstanding (no par value),
   unlimited shares authorized                           n/a             n/a
Net asset value per share                                n/a             n/a
                                                   ================ ==============
--------------------------------------------------

(a)   Including securities on loan of:                         $ -            $ -
(b)   Investments - unaffiliated, at cost                        -              -
(c)   Foreign currency cost                                      -              -
(d)   Proceeds from securities sold short                        -              -
(e)   Premiums from options written                              -              -
(f)    Including cash payment of:                                -              -
(g)   Investments - affiliated, at cost                    920,504         81,961



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005


                                                                                                          JNL/Salomon
                                                      JNL/S&P         JNL/Salomon      JNL/Salomon          Brothers
                                                      Managed          Brothers          Brothers       U.S. Government
                                                     Moderate         High Yield      Strategic Bond        & Quality
ASSETS                                              Growth Fund        Bond Fund           Fund            Bond Fund
                                                  ----------------  ---------------- -----------------  -----------------

Investments - unaffiliated, at value (a) (b)                  $ -         $ 317,462         $ 441,417          $ 332,567
Investments - affiliated, at value (g)                    732,565                 -                 -                  -
Cash                                                            -                 -               119                  -
Foreign currency (c)                                            -                 -                58                  -
Receivables:
   Dividends and interest                                      96             4,800             2,684              1,313
   Forward currency contracts                                   -                 -             1,020                  -
   Foreign taxes recoverable                                    -                 -                 -                  -
   Fund shares sold                                           687               760               396                194
   Investment securities sold                                   -                 -            11,489             14,443
   Unrealized appreciation on swap agreements (f)               -                 -                 -                  -
   Variation margin                                             -                 -                 -                 25
                                                  ----------------  ---------------- -----------------  -----------------
TOTAL ASSETS                                              733,348           323,022           457,183            348,542
                                                  ----------------  ---------------- -----------------  -----------------

LIABILITIES
Cash overdraft                                                  -               627                 -                  -
Payables:
   Administrative fees                                         30                22                23                 17
   Advisory fees                                               68               107               145                 81
   Investment securities purchased                              -                 -           106,881             86,750
   Dividends payable                                            -                 -                 -                  -
   Forward currency contracts                                   -                 -               341                  -
   Fund shares redeemed                                       303             1,327               104                117
   Unrealized appreciation on swap agreements (f)               -                 -                 -                  -
   Managers fees                                                3                 2                 2                  2
   Other expenses                                               8                 4                 3                  3
   12b-1 service fee (Class A)                                  -                43                46                 34
   Variation margin                                             -                 -                42                 24
Investment securities sold short, at value (d)                  -                 -                 -                  -
Options written, at value (e)                                   -                 -                 -                  -
Return of collateral for securities loaned                      -            57,873            61,753             55,215
                                                  ----------------  ---------------- -----------------  -----------------
TOTAL LIABILITIES                                             412            60,005           169,340            142,243
                                                  ----------------  ---------------- -----------------  -----------------
NET ASSETS                                              $ 732,936         $ 263,017         $ 287,843          $ 206,299
                                                  ================  ================ =================  =================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 693,209         $ 297,988         $ 272,330          $ 196,118
Undistributed (accumulated) net
   investment income (loss)                                 1,775             9,910             6,055              3,944
Accumulated net realized gain (loss)                      (11,179)          (48,252)            4,183              1,330
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                49,131             3,371             5,275              4,907
                                                  ----------------  ---------------- -----------------  -----------------
                                                        $ 732,936         $ 263,017         $ 287,843          $ 206,299
                                                  ================  ================ =================  =================

CLASS A
Net assets                                              $ 732,936         $ 262,885         $ 287,721          $ 206,182
Shares outstanding (no par value),
   unlimited shares authorized                             62,612            30,814            24,576             17,706
Net asset value per share                                 $ 11.71            $ 8.53           $ 11.71            $ 11.64
                                                  ================  ================ =================  =================

CLASS B
Net assets                                              n/a                   $ 132             $ 122              $ 117
Shares outstanding (no par value),
   unlimited shares authorized                          n/a                      15                10                 10
Net asset value per share                               n/a                  $ 8.69           $ 12.10            $ 12.06
                                                                    ================ =================  =================
------------------------------------------------

(a)   Including securities on loan of:                        $ -          $ 56,517          $ 60,558           $ 54,253
(b)   Investments - unaffiliated, at cost                       -           314,089           436,804            327,674
(c)   Foreign currency cost                                     -                 -                66                  -
(d)   Proceeds from securities sold short                       -                 -                 -                  -
(e)   Premiums from options written                             -                 -                 -                  -
(f)    Including cash payment of:                               -                 -                 -                  -
(g)   Investments - affiliated, at cost                   683,434                 -                 -                  -



                                                     JNL/Select        JNL/Select
                                                      Balanced        Global Growth
ASSETS                                                  Fund              Fund
                                                   ----------------  ----------------

Investments - unaffiliated, at value (a) (b)             $ 435,546         $ 207,312
Investments - affiliated, at value (g)                           -                 -
Cash                                                            10                 -
Foreign currency (c)                                             -                73
Receivables:
   Dividends and interest                                    1,285               162
   Forward currency contracts                                    -                 2
   Foreign taxes recoverable                                     -                 4
   Fund shares sold                                          1,023                25
   Investment securities sold                                  571             6,649
   Unrealized appreciation on swap agreements (f)                -                 -
   Variation margin                                              -                 -
                                                   ----------------  ----------------
TOTAL ASSETS                                               438,435           214,227
                                                   ----------------  ----------------

LIABILITIES
Cash overdraft                                                   -                 -
Payables:
   Administrative fees                                          31                23
   Advisory fees                                               152               114
   Investment securities purchased                           1,486             7,401
   Dividends payable                                             -                 -
   Forward currency contracts                                    -                 2
   Fund shares redeemed                                        282               128
   Unrealized appreciation on swap agreements (f)                -                 -
   Managers fees                                                 3                 -
   Other expenses                                                5                 3
   12b-1 service fee (Class A)                                  63                31
   Variation margin                                             14                 -
Investment securities sold short, at value (d)                   -                 -
Options written, at value (e)                                    -                 -
Return of collateral for securities loaned                  56,098            21,360
                                                   ----------------  ----------------
TOTAL LIABILITIES                                           58,134            29,062
                                                   ----------------  ----------------
NET ASSETS                                               $ 380,301         $ 185,165
                                                   ================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                          $ 308,861         $ 334,266
Undistributed (accumulated) net
   investment income (loss)                                 11,756             1,603
Accumulated net realized gain (loss)                        40,036          (160,910)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                 19,648            10,206
                                                   ----------------  ----------------
                                                         $ 380,301         $ 185,165
                                                   ================  ================

CLASS A
Net assets                                               $ 380,159         $ 185,059
Shares outstanding (no par value),
   unlimited shares authorized                              22,131            10,285
Net asset value per share                                  $ 17.18           $ 17.99
                                                   ================  ================

CLASS B
Net assets                                                   $ 142             $ 106
Shares outstanding (no par value),
   unlimited shares authorized                                   8                 6
Net asset value per share                                  $ 17.06           $ 18.05
                                                   ================  ================
------------------------------------------------

(a)   Including securities on loan of:                    $ 54,911          $ 20,412
(b)   Investments - unaffiliated, at cost                  415,883           197,105
(c)   Foreign currency cost                                      -                74
(d)   Proceeds from securities sold short                        -                 -
(e)   Premiums from options written                              -                 -
(f)    Including cash payment of:                                -                 -
(g)   Investments - affiliated, at cost                          -                 -



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2005


                                                                                                              JNL/T.Rowe
                                                         JNL/Select         JNL/Select                           Price
                                                          Large Cap           Money          JNL/Select       Established
ASSETS                                                   Growth Fund       Market Fund       Value Fund       Growth Fund
                                                      ------------------  ---------------  --------------- ------------------

Investments - unaffiliated, at value (a) (b)                  $ 238,508        $ 221,761        $ 235,654          $ 737,181
Investments - affiliated, at value and cost                           -                -                -             12,693
Cash                                                                  -               22                -                  1
Foreign currency (c)                                                  -                -                -                  -
Receivables:
   Dividends and interest                                           148              430              192                628
   Forward currency contracts                                         -                -                -                  -
   Foreign taxes recoverable                                          -                -                -                 12
   Fund shares sold                                                  49            1,694              205              1,295
   Investment securities sold                                     2,550                -                -                863
   Unrealized appreciation on swap agreements (f)                     -                -                -                  -
   Variation margin                                                   -                -                -                  -
                                                      ------------------  ---------------  --------------- ------------------
TOTAL ASSETS                                                    241,255          223,907          236,051            752,673
                                                      ------------------  ---------------  --------------- ------------------

LIABILITIES
Cash overdraft                                                        -                -                -                  -
Payables:
   Administrative fees                                               19               18               19                 57
   Advisory fees                                                    132               54              103                342
   Investment securities purchased                                5,055                -            1,140              2,695
   Dividends payable                                                  -              457                -                  -
   Forward currency contracts                                         -                -                -                  -
   Fund shares redeemed                                              99              325              146                376
   Unrealized appreciation on swap agreements (f)                     -                -                -                  -
   Managers fees                                                      3                1                1                  5
   Other expenses                                                     3                2                3                  8
   12b-1 service fee (Class A)                                       39               36               37                115
   Variation margin                                                   -                -                -                  -
Investment securities sold short, at value (d)                        -                -                -                  -
Options written, at value (e)                                         -                -                -                  -
Return of collateral for securities loaned                       19,304            1,055            7,746             56,097
                                                      ------------------  ---------------  --------------- ------------------
TOTAL LIABILITIES                                                24,654            1,948            9,195             59,695
                                                      ------------------  ---------------  --------------- ------------------
NET ASSETS                                                    $ 216,601        $ 221,959        $ 226,856          $ 692,978
                                                      ==================  ===============  =============== ==================

NET ASSETS CONSIST OF:
Paid-in capital                                               $ 507,052        $ 221,959        $ 195,221          $ 687,370
Undistributed (accumulated) net
   investment income (loss)                                        (201)               -            3,087              1,613
Accumulated net realized gain (loss)                           (304,321)               -           16,109            (65,257)
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                      14,071                -           12,439             69,252
                                                      ------------------  ---------------  --------------- ------------------
                                                              $ 216,601        $ 221,959        $ 226,856          $ 692,978
                                                      ==================  ===============  =============== ==================

CLASS A
Net assets                                                    $ 216,488        $ 221,616        $ 226,725          $ 692,815
Shares outstanding (no par value),
   unlimited shares authorized                                   11,161          221,616           13,366             38,266
Net asset value per share                                       $ 19.40           $ 1.00          $ 16.96            $ 18.11
                                                      ==================  ===============  =============== ==================

CLASS B
Net assets                                                        $ 113            $ 343            $ 131              $ 163
Shares outstanding (no par value),
   unlimited shares authorized                                        6              343                8                  9
Net asset value per share                                       $ 19.46           $ 1.00          $ 16.95            $ 18.15
                                                      ==================  ===============  =============== ==================
----------------------------------------------------

(a)   Including securities on loan of:                         $ 18,712          $ 1,033          $ 7,504           $ 54,236
(b)   Investments - unaffiliated, at cost                       224,437          221,761          223,215            667,927
(c)   Foreign currency cost                                           -                -                -                  -
(d)   Proceeds from securities sold short                             -                -                -                  -
(e)   Premiums from options written                                   -                -                -                  -
(f)    Including cash payment of:                                     -                -                -                  -




                                                         JNL/T.Rowe        JNL/T.Rowe
                                                            Price             Price
                                                           Mid-Cap            Value
ASSETS                                                   Growth Fund          Fund
                                                       ----------------  ----------------

Investments - unaffiliated, at value (a) (b)                 $ 638,465         $ 531,553
Investments - affiliated, at value and cost                     19,013            13,134
Cash                                                                 -               111
Foreign currency (c)                                                 -                 -
Receivables:
   Dividends and interest                                          267               740
   Forward currency contracts                                        -                 -
   Foreign taxes recoverable                                         -                 -
   Fund shares sold                                                728               853
   Investment securities sold                                    1,389             5,099
   Unrealized appreciation on swap agreements (f)                    -                 -
   Variation margin                                                  -                 -
                                                       ----------------  ----------------
TOTAL ASSETS                                                   659,862           551,490
                                                       ----------------  ----------------

LIABILITIES
Cash overdraft                                                       -                 -
Payables:
   Administrative fees                                              46                42
   Advisory fees                                                   326               278
   Investment securities purchased                               1,981             3,193
   Dividends payable                                                 -                 -
   Forward currency contracts                                        -                 1
   Fund shares redeemed                                            414               443
   Unrealized appreciation on swap agreements (f)                    -                 -
   Managers fees                                                     4                 4
   Other expenses                                                    7                 5
   12b-1 service fee (Class A)                                      91                84
   Variation margin                                                  -                 -
Investment securities sold short, at value (d)                       -                 -
Options written, at value (e)                                        -                 -
Return of collateral for securities loaned                     102,659            52,051
                                                       ----------------  ----------------
TOTAL LIABILITIES                                              105,528            56,101
                                                       ----------------  ----------------
NET ASSETS                                                   $ 554,334         $ 495,389
                                                       ================  ================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 411,040         $ 399,034
Undistributed (accumulated) net
   investment income (loss)                                     (1,100)            7,067
Accumulated net realized gain (loss)                            24,180            29,877
Net unrealized appreciation (depreciation)  on
   investments, foreign currency related
   transactions and futures                                    120,214            59,411
                                                       ----------------  ----------------
                                                             $ 554,334         $ 495,389
                                                       ================  ================

CLASS A
Net assets                                                   $ 554,165         $ 495,248
Shares outstanding (no par value),
   unlimited shares authorized                                  19,607            36,302
Net asset value per share                                      $ 28.26           $ 13.64
                                                       ================  ================

CLASS B
Net assets                                                       $ 169             $ 141
Shares outstanding (no par value),
   unlimited shares authorized                                       6                10
Net asset value per share                                      $ 28.34           $ 13.71
                                                       ================  ================
----------------------------------------------------

(a)   Including securities on loan of:                        $ 99,025          $ 50,331
(b)   Investments - unaffiliated, at cost                      518,251           472,141
(c)   Foreign currency cost                                          -                 -
(d)   Proceeds from securities sold short                            -                 -
(e)   Premiums from options written                                  -                 -
(f)    Including cash payment of:                                    -                 -



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                     JNL/AIM           JNL/AIM          JNL/AIM          JNL/Alger
                                                    Large Cap        Real Estate       Small Cap          Growth
                                                   Growth Fund        Fund (b)        Growth Fund          Fund
                                                 ----------------- ---------------- ----------------- ----------------
INVESTMENT INCOME
   Dividends (a)                                          $ 1,348            $ 362              $ 70          $ 1,373
   Interest                                                    15                1                 -                4
   Foreign taxes withheld                                     (20)              (4)                -              (18)
   Securities lending                                          25                -                15              135
                                                 ----------------- ---------------- ----------------- ----------------
TOTAL INVESTMENT INCOME                                     1,368              359                85            1,494
                                                 ----------------- ---------------- ----------------- ----------------

EXPENSES
   Administrative fees                                        114                8                22              130
   Advisory fees                                              809               57               187              908
   Trustees fees                                                3                -                 1                4
   Other expenses                                               9                1                 1                9
   12b-1 service fee (Class A)                                228               15                44              259
                                                 ----------------- ---------------- ----------------- ----------------
TOTAL EXPENSES                                              1,163               81               255            1,310
                                                 ----------------- ---------------- ----------------- ----------------
                                                 ----------------- ---------------- ----------------- ----------------
NET INVESTMENT INCOME (LOSS)                                  205              278              (170)             184
                                                 ----------------- ---------------- ----------------- ----------------


REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies           -                -                 -                -
   Investments                                                (93)             126             2,424           15,772
   Foreign currency related items                               -              (47)                -                -
   Futures contracts and options written                        -                -                 -                -
   Investment securities sold short                             -                -                 -                -
   Brokerage commissions recaptured                            41                4                 1              155
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                              4,719            3,171            (1,343)         (15,647)
   Foreign currency related items                               -                -                 -                -
   Futures contracts and options written                        -                -                 -                -
   Investment securities sold short                             -                -                 -                -
                                                 ----------------- ---------------- ----------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     4,667            3,254             1,082              280
                                                 ----------------- ---------------- ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 4,872          $ 3,532             $ 912            $ 464
-----------------------------------------------  ================= ================ ================= ================

(a) Dividends from affiliated investments                     $ -              $ -               $ -              $ -
(b) Period from May 2, 2005 (commencement of operations)



                                                   JNL/Eagle         JNL/Eagle
                                                  Core Equity         SmallCap
                                                      Fund          Equity Fund
                                                 --------------- -------------------
INVESTMENT INCOME
   Dividends (a)                                        $ 2,656               $ 210
   Interest                                                  52                   -
   Foreign taxes withheld                                   (18)                 (1)
   Securities lending                                        20                  38
                                                 --------------- -------------------
TOTAL INVESTMENT INCOME                                   2,710                 247
                                                 --------------- -------------------

EXPENSES
   Administrative fees                                      162                  77
   Advisory fees                                          1,047                 577
   Trustees fees                                              4                   2
   Other expenses                                            11                   6
   12b-1 service fee (Class A)                              324                 154
                                                 --------------- -------------------
TOTAL EXPENSES                                            1,548                 816
                                                 --------------- -------------------
                                                 --------------- -------------------
NET INVESTMENT INCOME (LOSS)                              1,162                (569)
                                                 --------------- -------------------
                                                 --------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies         -                   -
   Investments                                            9,693               8,087
   Foreign currency related items                             -                   -
   Futures contracts and options written                      -                   -
   Investment securities sold short                           -                   -
   Brokerage commissions recaptured                         113                  87
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          (21,495)             (9,956)
   Foreign currency related items                             -                   -
   Futures contracts and options written                      -                   -
   Investment securities sold short                           -                   -
                                                 --------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (11,689)             (1,782)
                                                 --------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ (10,527)           $ (2,351)
-----------------------------------------------  =============== ===================

(a) Dividends from affiliated investments                   $ -                 $ -
(b) Period from May 2, 2005 (commencement of operations)



                     See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                                             JNL/Franklin
                                                         JNL/FMR            JNL/FMR         Templeton Small      JNL/Goldman
                                                        Balanced            Capital            Cap Value          Sachs Mid
                                                          Fund            Growth Fund          Fund (b)       Cap Value Fund (b)
                                                    ------------------  -----------------  ------------------ -------------------
INVESTMENT INCOME
   Dividends (a)                                                $ 509              $ 863               $ 111               $ 198
   Interest                                                       632                  -                   5                   -
   Foreign taxes withheld                                          (5)               (35)                  -                   -
   Securities lending                                              30                 69                   -                   -
                                                    ------------------  -----------------  ------------------ -------------------
TOTAL INVESTMENT INCOME                                         1,166                897                 116                 198
                                                    ------------------  -----------------  ------------------ -------------------

EXPENSES
   Administrative fees                                             53                 97                   8                   8
   Advisory fees                                                  373                683                  69                  61
   Trustees fees                                                    1                  3                   -                   -
   Other expenses                                                   4                  7                   1                   1
   12b-1 service fee (Class A)                                    107                195                  16                  16
                                                    ------------------  -----------------  ------------------ -------------------
TOTAL EXPENSES                                                    538                985                  94                  86
                                                    ------------------  -----------------  ------------------ -------------------
                                                    ------------------  -----------------  ------------------ -------------------
NET INVESTMENT INCOME (LOSS)                                      628                (88)                 22                 112
                                                    ------------------  -----------------  ------------------ -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                  -                   -                   -
   Investments                                                  1,645              6,745                  94                 316
   Foreign currency related items                                  (1)                (2)                  -                   -
   Futures contracts and options written                            -                  -                   -                   -
   Investment securities sold short                                 -                  -                   -                   -
   Brokerage commissions recaptured                                 9                 74                   -                   1
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                    308            (12,114)              2,329               3,165
   Foreign currency related items                                  (1)                 -                   -                   -
   Futures contracts and options written                            -                  -                   -                   -
   Investment securities sold short                                 -                  -                   -                   -
                                                    ------------------  -----------------  ------------------ -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         1,960             (5,297)              2,423               3,482
                                                    ------------------  -----------------  ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 2,588           $ (5,385)            $ 2,445             $ 3,594
--------------------------------------------------  ==================  =================  ================== ===================

(a) Dividends from affiliated investments                         $ -                $ -                 $ -                 $ -
(b) Period from May 2, 2005 (commencement of operations)



                                                       JNL/JPMorgan     JNL/JPMorgan
                                                      International     International
                                                       Equity Fund       Value Fund
                                                     ----------------- ----------------
INVESTMENT INCOME
   Dividends (a)                                              $ 2,485          $ 2,758
   Interest                                                        22               40
   Foreign taxes withheld                                        (292)            (337)
   Securities lending                                              19               64
                                                     ----------------- ----------------
TOTAL INVESTMENT INCOME                                         2,234            2,525
                                                     ----------------- ----------------

EXPENSES
   Administrative fees                                             91               89
   Advisory fees                                                  455              437
   Trustees fees                                                    2                2
   Other expenses                                                   5                4
   12b-1 service fee (Class A)                                    122              118
                                                     ----------------- ----------------
TOTAL EXPENSES                                                    675              650
                                                     ----------------- ----------------
                                                     ----------------- ----------------
NET INVESTMENT INCOME (LOSS)                                    1,559            1,875
                                                     ----------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                -
   Investments                                                 11,114            3,637
   Foreign currency related items                                 965             (205)
   Futures contracts and options written                            -              816
   Investment securities sold short                                 -                -
   Brokerage commissions recaptured                                15                5
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (15,154)          (4,739)
   Foreign currency related items                                (239)              68
   Futures contracts and options written                            -              (21)
   Investment securities sold short                                 -                -
                                                     ----------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        (3,299)            (439)
                                                     ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ (1,740)         $ 1,436
--------------------------------------------------   ================= ================

(a) Dividends from affiliated investments                         $ -              $ -
(b) Period from May 2, 2005 (commencement of operations)


                      See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                                                                                  JNL/Mellon
                                                                                               JNL/Mellon           Capital
                                                                                                Capital           Management
                                                         JNL/Lazard          JNL/Lazard        Management          Enhanced
                                                          Mid Cap            Small Cap         Bond Index        S&P 500 Stock
                                                         Value Fund          Value Fund           Fund            Index Fund
                                                     -------------------  ----------------- -----------------  ------------------
INVESTMENT INCOME
   Dividends (a)                                                $ 1,401            $ 1,024              $ 33             $ 1,136
   Interest                                                           -                  -             2,446                   6
   Foreign taxes withheld                                             -                 (1)                -                   -
   Securities lending                                                14                 33                30                   2
                                                     -------------------  ----------------- -----------------  ------------------
TOTAL INVESTMENT INCOME                                           1,415              1,056             2,509               1,144
                                                     -------------------  ----------------- -----------------  ------------------

EXPENSES
   Administrative fees                                              108                102                64                  69
   Advisory fees                                                    779                765               194                 322
   Trustees fees                                                      3                  3                 2                   2
   Other expenses                                                     7                  7                 4                  11
   12b-1 service fee (Class A)                                      215                204               129                 138
                                                     -------------------  ----------------- -----------------  ------------------
TOTAL EXPENSES                                                    1,112              1,081               393                 542
                                                     -------------------  ----------------- -----------------  ------------------
                                                     -------------------  ----------------- -----------------  ------------------
NET INVESTMENT INCOME (LOSS)                                        303                (25)            2,116                 602
                                                     -------------------  ----------------- -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                  -                 -                   -
   Investments                                                   17,533              8,055               118               6,647
   Foreign currency related items                                     -                  -                 -                   -
   Futures contracts and options written                              -                  -                 -                 (19)
   Investment securities sold short                                   -                  -                 -                   -
   Brokerage commissions recaptured                                  26                 57                 -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  (15,308)           (10,093)              829             (11,490)
   Foreign currency related items                                     -                  -                 -                   -
   Futures contracts and options written                              -                  -                 -                (120)
   Investment securities sold short                                   -                  -                 -                   -
                                                     -------------------  ----------------- -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           2,251             (1,981)              947              (4,982)
                                                     -------------------  ----------------- -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 2,554           $ (2,006)          $ 3,063            $ (4,380)
---------------------------------------------------- ===================  ================= =================  ==================

(a) Dividends from affiliated investments                           $ -                $ -              $ 32                $ 45




                                                        JNL/Mellon         JNL/Mellon
                                                          Capital            Capital
                                                        Management         Management
                                                       International     S&P 400 MidCap
                                                        Index Fund         Index Fund
                                                      ----------------  ------------------
INVESTMENT INCOME
   Dividends (a)                                              $ 5,615             $ 1,571
   Interest                                                        12                   4
   Foreign taxes withheld                                        (655)                  -
   Securities lending                                             108                  16
                                                      ----------------  ------------------
TOTAL INVESTMENT INCOME                                         5,080               1,591
                                                      ----------------  ------------------

EXPENSES
   Administrative fees                                            208                 104
   Advisory fees                                                  415                 302
   Trustees fees                                                    3                   3
   Other expenses                                                   8                  17
   12b-1 service fee (Class A)                                    277                 208
                                                      ----------------  ------------------
TOTAL EXPENSES                                                    911                 634
                                                      ----------------  ------------------
                                                      ----------------  ------------------
NET INVESTMENT INCOME (LOSS)                                    4,169                 957
                                                      ----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                   -
   Investments                                                 28,943               3,172
   Foreign currency related items                                (428)                  -
   Futures contracts and options written                          590                 173
   Investment securities sold short                                 -                   -
   Brokerage commissions recaptured                                 -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (39,348)              4,077
   Foreign currency related items                                (225)                  -
   Futures contracts and options written                          (27)                (91)
   Investment securities sold short                                 -                   -
                                                      ----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       (10,495)              7,331
                                                      ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ (6,326)            $ 8,288
----------------------------------------------------  ================  ==================

(a) Dividends from affiliated investments                        $ 96                $ 57


                       See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                       JNL/Mellon        JNL/Mellon
                                                         Capital           Capital            JNL/              JNL/
                                                       Management        Management        Oppenheimer       Oppenheimer
                                                      S&P 500 Index       Small Cap          Global            Growth
                                                          Fund           Index Fund        Growth Fund          Fund
                                                    ------------------ ----------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends (a)                                              $ 3,333          $ 1,184           $ 2,950              $ 94
   Interest                                                        11                5                 1                 -
   Foreign taxes withheld                                           -               (1)             (282)               (1)
   Securities lending                                              10               83                66                 2
                                                    ------------------ ----------------  ----------------  ----------------
TOTAL INVESTMENT INCOME                                         3,354            1,271             2,735                95
                                                    ------------------ ----------------  ----------------  ----------------

EXPENSES
   Administrative fees                                            182               89               172                12
   Advisory fees                                                  527              259               803                83
   Trustees fees                                                    5                3                 3                 -
   Other expenses                                                  30                6                 8                 1
   12b-1 service fee (Class A)                                    363              178               229                24
                                                    ------------------ ----------------  ----------------  ----------------
TOTAL EXPENSES                                                  1,107              535             1,215               120
                                                    ------------------ ----------------  ----------------  ----------------
                                                    ------------------ ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                    2,247              736             1,520               (25)
                                                    ------------------ ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                -                 -                 -
   Investments                                                  8,897            7,751             2,979                61
   Foreign currency related items                                   -                -              (142)                -
   Futures contracts and options written                           75              (48)                -                 -
   Investment securities sold short                                 -                -                 -                 -
   Brokerage commissions recaptured                                 -                -                 -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (15,986)         (10,108)           (4,987)             (249)
   Foreign currency related items                                   -                -                (5)                -
   Futures contracts and options written                         (183)             166                 -                 -
   Investment securities sold short                                 -                -                 -                 -
                                                    ------------------ ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        (7,197)          (2,239)           (2,155)             (188)
                                                    ------------------ ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ (4,950)        $ (1,503)           $ (635)           $ (213)
--------------------------------------------------- ================== ================  ================  ================

(a) Dividends from affiliated investments                       $ 110             $ 66               $ -               $ -




                                                         JNL/PIMCO        JNL/Putnam
                                                       Total Return         Equity
                                                         Bond Fund           Fund
                                                      ----------------  ----------------
INVESTMENT INCOME
   Dividends (a)                                                $ 122             $ 960
   Interest                                                     6,817                 5
   Foreign taxes withheld                                           -                (1)
   Securities lending                                              28                 9
                                                      ----------------  ----------------
TOTAL INVESTMENT INCOME                                         6,967               973
                                                      ----------------  ----------------

EXPENSES
   Administrative fees                                            213                72
   Advisory fees                                                1,063               482
   Trustees fees                                                    5                 2
   Other expenses                                                  15                 5
   12b-1 service fee (Class A)                                    425               143
                                                      ----------------  ----------------
TOTAL EXPENSES                                                  1,721               704
                                                      ----------------  ----------------
                                                      ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                    5,246               269
                                                      ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                 -
   Investments                                                    431             9,490
   Foreign currency related items                               2,083                 -
   Futures contracts and options written                        2,418                31
   Investment securities sold short                               338                 -
   Brokerage commissions recaptured                                 -                32
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                  1,290            (7,127)
   Foreign currency related items                                (357)                -
   Futures contracts and options written                          461                (2)
   Investment securities sold short                                27                 -
                                                      ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         6,691             2,424
                                                      ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 11,937           $ 2,693
---------------------------------------------------   ================  ================

(a) Dividends from affiliated investments                         $ -               $ -


                       See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                                               JNL/S&P           JNL/S&P
                                                       JNL/Putnam         JNL/Putnam           Managed           Managed
                                                         Midcap              Value           Aggressive        Conservative
                                                       Growth Fund        Equity Fund        Growth Fund           Fund
                                                    ------------------ ------------------  ----------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                                 $ 86            $ 1,884             $ 271               $ 69
   Interest                                                         2                 15                 -                  -
   Foreign taxes withheld                                           -                  -                 -                  -
   Securities lending                                               2                  3                 -                  -
                                                    ------------------ ------------------  ----------------  -----------------
TOTAL INVESTMENT INCOME                                            90              1,902               271                 69
                                                    ------------------ ------------------  ----------------  -----------------

EXPENSES
   Administrative fees                                             16                 99               161                  8
   Advisory fees                                                  122                652               381                 20
   Trustees fees                                                    -                  4                 7                  -
   Other expenses                                                   1                  7                23                  1
   12b-1 service fee (Class A)                                     33                199                 -                  -
                                                    ------------------ ------------------  ----------------  -----------------
TOTAL EXPENSES                                                    172                961               572                 29
                                                    ------------------ ------------------  ----------------  -----------------
                                                    ------------------ ------------------  ----------------  -----------------
NET INVESTMENT INCOME (LOSS)                                      (82)               941              (301)                40
                                                    ------------------ ------------------  ----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                  -                 -                  -
   Investments                                                  2,124             12,082            15,671                (12)
   Foreign currency related items                                   -                  -                 -                  -
   Futures contracts and options written                            -                  -                 -                  -
   Investment securities sold short                                 -                  -                 -                  -
   Brokerage commissions recaptured                                 3                 20                 -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 (2,174)           (12,331)          (17,493)               734
   Foreign currency related items                                   -                  -                 -                  -
   Futures contracts and options written                            -                  -                 -                  -
   Investment securities sold short                                 -                  -                 -                  -
                                                    ------------------ ------------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                           (47)              (229)           (1,822)               722
                                                    ------------------ ------------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ (129)             $ 712          $ (2,123)             $ 762
--------------------------------------------------  ================== ==================  ================  =================

(a) Dividends from affiliated investments                         $ -                $ -             $ 271               $ 69




                                                                            JNL/S&P
                                                         JNL/S&P            Managed
                                                         Managed            Moderate
                                                       Growth Fund            Fund
                                                     -----------------  -----------------
INVESTMENT INCOME
   Dividends (a)                                                $ 424               $ 80
   Interest                                                         -                  -
   Foreign taxes withheld                                           -                  -
   Securities lending                                               -                  -
                                                     -----------------  -----------------
TOTAL INVESTMENT INCOME                                           424                 80
                                                     -----------------  -----------------

EXPENSES
   Administrative fees                                            244                 12
   Advisory fees                                                  515                 30
   Trustees fees                                                   11                  -
   Other expenses                                                  34                  1
   12b-1 service fee (Class A)                                      -                  -
                                                     -----------------  -----------------
TOTAL EXPENSES                                                    804                 43
                                                     -----------------  -----------------
                                                     -----------------  -----------------
NET INVESTMENT INCOME (LOSS)                                     (380)                37
                                                     -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                  -
   Investments                                                 21,785               (140)
   Foreign currency related items                                   -                  -
   Futures contracts and options written                            -                  -
   Investment securities sold short                                 -                  -
   Brokerage commissions recaptured                                 -                  -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (22,269)             1,174
   Foreign currency related items                                   -                  -
   Futures contracts and options written                            -                  -
   Investment securities sold short                                 -                  -
                                                     -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (484)             1,034
                                                     -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ (864)           $ 1,071
--------------------------------------------------   =================  =================

(a) Dividends from affiliated investments                       $ 424               $ 80


                       See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                                                                               JNL/Salomon
                                                         JNL/S&P         JNL/Salomon       JNL/Salomon          Brothers
                                                         Managed          Brothers          Brothers         U.S. Government
                                                        Moderate         High Yield      Strategic Bond         & Quality
                                                       Growth Fund        Bond Fund           Fund              Bond Fund
                                                     ----------------  ----------------  ----------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                               $ 404               $ -               $ -                   $ -
   Interest                                                        -            10,785             6,793                 4,424
   Foreign taxes withheld                                          -                 -                 -                     -
   Securities lending                                              -               196                60                    46
                                                     ----------------  ----------------  ----------------  --------------------
TOTAL INVESTMENT INCOME                                          404            10,981             6,853                 4,470
                                                     ----------------  ----------------  ----------------  --------------------

EXPENSES
   Administrative fees                                           165               133               129                    99
   Advisory fees                                                 388               661               813                   482
   Trustees fees                                                   7                 4                 3                     3
   Other expenses                                                 23                 9                 9                     7
   12b-1 service fee (Class A)                                     -               265               259                   197
                                                     ----------------  ----------------  ----------------  --------------------
TOTAL EXPENSES                                                   583             1,072             1,213                   788
                                                     ----------------  ----------------  ----------------  --------------------
                                                     ----------------  ----------------  ----------------  --------------------
NET INVESTMENT INCOME (LOSS)                                    (179)            9,909             5,640                 3,682
                                                     ----------------  ----------------  ----------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies              -                 -                 -                     -
   Investments                                                 9,037               959             2,573                   189
   Foreign currency related items                                  -                (7)              424                     -
   Futures contracts and options written                           -                 -              (228)                  140
   Investment securities sold short                                -                 -                 -                     -
   Brokerage commissions recaptured                                -                 -                 -                     -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (5,068)          (10,498)           (3,484)                1,971
   Foreign currency related items                                  -                (2)              992                     -
   Futures contracts and options written                           -                 -              (212)                 (236)
   Investment securities sold short                                -                 -                 -                     -
                                                     ----------------  ----------------  ----------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        3,969            (9,548)               65                 2,064
                                                     ----------------  ----------------  ----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 3,790             $ 361           $ 5,705               $ 5,746
---------------------------------------------------- ================  ================  ================  ====================

(a) Dividends from affiliated investments                      $ 404               $ -               $ -                   $ -




                                                          JNL/Select        JNL/Select
                                                           Balanced        Global Growth
                                                             Fund              Fund
                                                       -----------------  ----------------
INVESTMENT INCOME
   Dividends (a)                                                $ 2,893           $ 1,758
   Interest                                                       2,655                 1
   Foreign taxes withheld                                           (22)             (158)
   Securities lending                                                40                77
                                                       -----------------  ----------------
TOTAL INVESTMENT INCOME                                           5,566             1,678
                                                       -----------------  ----------------

EXPENSES
   Administrative fees                                              187               143
   Advisory fees                                                    911               703
   Trustees fees                                                      5                 3
   Other expenses                                                    13                 7
   12b-1 service fee (Class A)                                      374               190
                                                       -----------------  ----------------
TOTAL EXPENSES                                                    1,490             1,046
                                                       -----------------  ----------------
                                                       -----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                      4,076               632
                                                       -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                 -                 -
   Investments                                                    2,493             2,095
   Foreign currency related items                                     -               (85)
   Futures contracts and options written                            (54)                -
   Investment securities sold short                                   -                 -
   Brokerage commissions recaptured                                   8               100
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                   (5,307)          (18,130)
   Foreign currency related items                                     -                (4)
   Futures contracts and options written                            (15)                -
   Investment securities sold short                                   -                 -
                                                       -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (2,875)          (16,024)
                                                       -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              $ 1,201         $ (15,392)
----------------------------------------------------   =================  ================

(a) Dividends from affiliated investments                           $ -               $ -


                       See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                                                              JNL/T.Rowe
                                                        JNL/Select          JNL/Select                          Price
                                                         Large Cap            Money          JNL/Select      Established
                                                        Growth Fund        Market Fund       Value Fund      Growth Fund
                                                     ------------------  ----------------- --------------- -----------------
INVESTMENT INCOME
   Dividends (a)                                               $ 1,044              $ 149         $ 1,994           $ 3,948
   Interest                                                          -              3,246               1                 -
   Foreign taxes withheld                                          (14)                 -              (8)             (118)
   Securities lending                                               12                  -               7                48
                                                     ------------------  ----------------- --------------- -----------------
TOTAL INVESTMENT INCOME                                          1,042              3,395           1,994             3,878
                                                     ------------------  ----------------- --------------- -----------------

EXPENSES
   Administrative fees                                             126                123              92               314
   Advisory fees                                                   854                369             503             1,888
   Trustees fees                                                     3                  3               2                 8
   Other expenses                                                    9                  9               7                22
   12b-1 service fee (Class A)                                     251                246             183               628
                                                     ------------------  ----------------- --------------- -----------------
TOTAL EXPENSES                                                   1,243                750             787             2,860
                                                     ------------------  ----------------- --------------- -----------------
                                                     ------------------  ----------------- --------------- -----------------
NET INVESTMENT INCOME (LOSS)                                      (201)             2,645           1,207             1,018
                                                     ------------------  ----------------- --------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies                -                  -               -                 -
   Investments                                                   5,238                  -           1,414            10,417
   Foreign currency related items                                    -                  -               -              (141)
   Futures contracts and options written                             -                  -               -                 -
   Investment securities sold short                                  -                  -               -                 -
   Brokerage commissions recaptured                                 26                  -               6                10
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                 (11,945)                 -             772           (16,482)
   Foreign currency related items                                    -                  -               -                (4)
   Futures contracts and options written                             -                  -               -                 -
   Investment securities sold short                                  -                  -               -                 -
                                                     ------------------  ----------------- --------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (6,681)                 -           2,192            (6,200)
                                                     ------------------  ----------------- --------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ (6,882)           $ 2,645         $ 3,399          $ (5,182)
---------------------------------------------------- ==================  ================= =============== =================

(a) Dividends from affiliated investments                          $ -                $ -             $ -              $ 48



                                                        JNL/T.Rowe        JNL/T.Rowe
                                                           Price             Price
                                                          Mid-Cap            Value
                                                        Growth Fund          Fund
                                                      ----------------  ----------------
INVESTMENT INCOME
   Dividends (a)                                              $ 1,539           $ 5,256
   Interest                                                         -                73
   Foreign taxes withheld                                         (10)             (136)
   Securities lending                                              78                82
                                                      ----------------  ----------------
TOTAL INVESTMENT INCOME                                         1,607             5,275
                                                      ----------------  ----------------

EXPENSES
   Administrative fees                                            264               246
   Advisory fees                                                1,889             1,633
   Trustees fees                                                    7                 6
   Other expenses                                                  19                17
   12b-1 service fee (Class A)                                    529               491
                                                      ----------------  ----------------
TOTAL EXPENSES                                                  2,708             2,393
                                                      ----------------  ----------------
                                                      ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                   (1,101)            2,882
                                                      ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from affiliated investment companies               -                 -
   Investments                                                 23,383            17,040
   Foreign currency related items                                   -               (18)
   Futures contracts and options written                            -                 -
   Investment securities sold short                                 -                 -
   Brokerage commissions recaptured                                15                 3
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                (13,979)          (18,988)
   Foreign currency related items                                   -                (1)
   Futures contracts and options written                            -                 -
   Investment securities sold short                                 -                 -
                                                      ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         9,419            (1,964)
                                                      ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ 8,318             $ 918
----------------------------------------------------  ================  ================

(a) Dividends from affiliated investments                        $ 57              $ 33


                       See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                      JNL/AIM          JNL/AIM          JNL/AIM          JNL/Alger
                                                     Large Cap       Real Estate       Small Cap           Growth
OPERATIONS                                          Growth Fund        Fund (a)       Growth Fund           Fund
                                                  ----------------  ---------------  ---------------  -----------------
   Net investment income (loss)                             $ 205            $ 278           $ (170)             $ 184
   Net realized gain (loss) on:
      Distributions from investment companies                   -                -                -                  -
      Investments                                             (93)             126            2,424             15,772
      Foreign currency related items                            -              (47)               -                  -
      Futures contracts and options written                     -                -                -                  -
      Investment securities sold short                          -                -                -                  -
      Brokerage commission recapture                           41                4                1                155
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         4,719            3,171           (1,343)           (15,647)
        Foreign currency related items                          -                -                -                  -
        Futures contracts and options written                   -                -                -                  -
        Investment securities sold short                        -                -                -                  -
                                                  ----------------  ---------------  ---------------  -----------------
                                                  ----------------  ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          4,872            3,532              912                464
                                                  ----------------  ---------------  ---------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   -                -                -                  -
      Class B                                                   -                -                -                  -
   From net realized gains on
      investment transactions
      Class A                                                   -                -                -                  -
      Class B                                                   -                -                -                  -
                                                  ----------------  ---------------  ---------------  -----------------
                                                  ----------------  ---------------  ---------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             -                -                -                  -
                                                  ----------------  ---------------  ---------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                             162,773           56,392            9,083             29,950
      Class B                                                 138              100              122                102
   Proceeds in connection with acquisition
      Class A                                                   -                -                -                  -
      Class B                                                   -                -                -                  -
   Reinvestment of distributions
      Class A                                                   -                -                -                  -
      Class B                                                   -                -                -                  -
   Cost of shares redeemed
      Class A                                             (35,435)          (4,422)          (7,844)           (91,830)
      Class B                                                  (3)               -               (1)                 -
                                                  ----------------  ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                     127,473           52,070            1,360            (61,778)
                                                  ----------------  ---------------  ---------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     132,345           55,602            2,272            (61,314)

NET ASSETS BEGINNING OF PERIOD                            191,027                -           44,365            292,645
                                                  ----------------  ---------------  ---------------  -----------------

NET ASSETS END OF PERIOD                                $ 323,372         $ 55,602         $ 46,637          $ 231,331
                                                  ================  ===============  ===============  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 321            $ 278           $ (170)             $ 436
                                                  ================  ===============  ===============  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                              14,735            5,565              740              1,976
      Class B                                                  12               10               10                  7
   Shares issued in connection with acquisition
      Class A                                                   -                -                -                  -
      Class B                                                   -                -                -                  -
   Reinvestment of distributions
      Class A                                                   -                -                -                  -
      Class B                                                   -                -                -                  -
   Shares redeemed
      Class A                                              (3,126)            (424)            (640)            (6,126)
      Class B                                                   -                -                -                  -
                                                  ----------------  ---------------  ---------------  -----------------
   Net increase (decrease)                                 11,621            5,151              110             (4,143)
------------------------------------------------  ================  ===============  ===============  =================
                                                  ================  ===============  ===============  =================



                                                       JNL/Eagle         JNL/Eagle
                                                      Core Equity        SmallCap
OPERATIONS                                               Fund           Equity Fund
                                                    ----------------  ----------------
   Net investment income (loss)                             $ 1,162            $ (569)
   Net realized gain (loss) on:
      Distributions from investment companies                     -                 -
      Investments                                             9,693             8,087
      Foreign currency related items                              -                 -
      Futures contracts and options written                       -                 -
      Investment securities sold short                            -                 -
      Brokerage commission recapture                            113                87
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         (21,495)           (9,956)
        Foreign currency related items                            -                 -
        Futures contracts and options written                     -                 -
        Investment securities sold short                          -                 -
                                                    ----------------  ----------------
                                                    ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (10,527)           (2,351)
                                                    ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                     -                 -
      Class B                                                     -                 -
   From net realized gains on
      investment transactions
      Class A                                                     -                 -
      Class B                                                     -                 -
                                                    ----------------  ----------------
                                                    ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               -                 -
                                                    ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                49,417            30,035
      Class B                                                   106               105
   Proceeds in connection with acquisition
      Class A                                                     -                 -
      Class B                                                     -                 -
   Reinvestment of distributions
      Class A                                                     -                 -
      Class B                                                     -                 -
   Cost of shares redeemed
      Class A                                              (122,516)          (38,255)
      Class B                                                    (3)               (1)
                                                    ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       (72,996)           (8,116)
                                                    ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                       (83,523)          (10,467)

NET ASSETS BEGINNING OF PERIOD                              357,998           169,753
                                                    ----------------  ----------------

NET ASSETS END OF PERIOD                                  $ 274,475         $ 159,286
                                                    ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 1,222            $ (569)
                                                    ================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                 3,386             1,612
      Class B                                                     7                 6
   Shares issued in connection with acquisition
      Class A                                                     -                 -
      Class B                                                     -                 -
   Reinvestment of distributions
      Class A                                                     -                 -
      Class B                                                     -                 -
   Shares redeemed
      Class A                                                (8,513)           (2,001)
      Class B                                                     -                 -
                                                    ----------------  ----------------
   Net increase (decrease)                                   (5,120)             (383)
------------------------------------------------    ================  ================
                                                    ================  ================

(a) Period from May 2, 2005 (commencement of operations)


                        See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                 JNL/FMR            JNL/FMR             JNL/Franklin             JNL/Goldman
                                                 Balanced           Capital           Templeton Small             Sachs Mid
OPERATIONS                                         Fund           Growth Fund        Cap Value Fund (a)      Cap Value Fund (a)
                                             ----------------- ------------------  -----------------------  ----------------------
   Net investment income (loss)                         $ 628              $ (88)                    $ 22                   $ 112
   Net realized gain (loss) on:
      Distributions from investment companies               -                  -                        -                       -
      Investments                                       1,645              6,745                       94                     316
      Foreign currency related items                       (1)                (2)                       -                       -
      Futures contracts and options written                 -                  -                        -                       -
      Investment securities sold short                      -                  -                        -                       -
      Brokerage commission recapture                        9                 74                        -                       1
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                       308            (12,114)                   2,329                   3,165
        Foreign currency related items                     (1)                 -                        -                       -
        Futures contracts and options written               -                  -                        -                       -
        Investment securities sold short                    -                  -                        -                       -
                                             ----------------- ------------------  -----------------------  ----------------------
                                             ----------------- ------------------  -----------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      2,588             (5,385)                   2,445                   3,594
                                             ----------------- ------------------  -----------------------  ----------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                               -                  -                        -                       -
      Class B                                               -                  -                        -                       -
   From net realized gains on
      investment transactions
      Class A                                               -                  -                        -                       -
      Class B                                               -                  -                        -                       -
                                             ----------------- ------------------  -----------------------  ----------------------
                                             ----------------- ------------------  -----------------------  ----------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         -                  -                        -                       -
                                             ----------------- ------------------  -----------------------  ----------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                          18,318             41,761                   54,348                  53,450
      Class B                                             107                103                      100                     100
   Proceeds in connection with acquisition
      Class A                                               -                  -                        -                       -
      Class B                                               -                  -                        -                       -
   Reinvestment of distributions
      Class A                                               -                  -                        -                       -
      Class B                                               -                  -                        -                       -
   Cost of shares redeemed
      Class A                                         (11,418)           (41,155)                  (3,751)                 (2,549)
      Class B                                               -                 (1)                       -                       -
                                             ----------------- ------------------  -----------------------  ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                   7,007                708                   50,697                  51,001
                                             ----------------- ------------------  -----------------------  ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                   9,595             (4,677)                  53,142                  54,595

NET ASSETS BEGINNING OF PERIOD                        104,566            210,405                        -                       -
                                             ----------------- ------------------  -----------------------  ----------------------

NET ASSETS END OF PERIOD                            $ 114,161          $ 205,728                 $ 53,142                $ 54,595
                                             ================= ==================  =======================  ======================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                             $ 639              $ 509                     $ 22                   $ 112
                                             ================= ==================  =======================  ======================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                           1,833              2,884                    5,416                   5,319
      Class B                                              11                  7                       10                      10
   Shares issued in connection with acquisition
      Class A                                               -                  -                        -                       -
      Class B                                               -                  -                        -                       -
   Reinvestment of distributions
      Class A                                               -                  -                        -                       -
      Class B                                               -                  -                        -                       -
   Shares redeemed
      Class A                                          (1,143)            (2,751)                    (364)                   (245)
      Class B                                               -                  -                        -                       -
                                             ----------------- ------------------  -----------------------  ----------------------
   Net increase (decrease)                                701                140                    5,062                   5,084
-------------------------------------------  ================= ==================  =======================  ======================





                                               JNL/JPMorgan       JNL/JPMorgan
                                               International     International
OPERATIONS                                      Equity Fund        Value Fund
                                              ----------------  -----------------
   Net investment income (loss)                       $ 1,559            $ 1,875
   Net realized gain (loss) on:
      Distributions from investment companies               -                  -
      Investments                                      11,114              3,637
      Foreign currency related items                      965               (205)
      Futures contracts and options written                 -                816
      Investment securities sold short                      -                  -
      Brokerage commission recapture                       15                  5
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                   (15,154)            (4,739)
        Foreign currency related items                   (239)                68
        Futures contracts and options written               -                (21)
        Investment securities sold short                    -                  -
                                              ----------------  -----------------
                                              ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (1,740)             1,436
                                              ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                               -                  -
      Class B                                               -                  -
   From net realized gains on
      investment transactions
      Class A                                               -                  -
      Class B                                               -                  -
                                              ----------------  -----------------
                                              ----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         -                  -
                                              ----------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                          98,974            121,558
      Class B                                             104                107
   Proceeds in connection with acquisition
      Class A                                               -                  -
      Class B                                               -                  -
   Reinvestment of distributions
      Class A                                               -                  -
      Class B                                               -                  -
   Cost of shares redeemed
      Class A                                         (18,538)           (27,083)
      Class B                                               -                 (1)
                                              ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                  80,540             94,581
                                              ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  78,800             96,017

NET ASSETS BEGINNING OF PERIOD                         94,999             82,086
                                              ----------------  -----------------

NET ASSETS END OF PERIOD                            $ 173,799          $ 178,103
                                              ================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                           $ 1,712            $ 2,014
                                              ================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                           9,220             13,357
      Class B                                               9                 12
   Shares issued in connection with acquisition
      Class A                                               -                  -
      Class B                                               -                  -
   Reinvestment of distributions
      Class A                                               -                  -
      Class B                                               -                  -
   Shares redeemed
      Class A                                          (1,706)            (2,926)
      Class B                                               -                  -
                                              ----------------  -----------------
   Net increase (decrease)                              7,523             10,443
-------------------------------------------   ================  =================

(a) Period from May 2, 2005 (commencement of operations)


                        See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                                                                                    JNL/Mellon
                                                                                               JNL/Mellon            Capital
                                                                                                Capital             Management
                                                        JNL/Lazard         JNL/Lazard          Management            Enhanced
                                                         Mid Cap            Small Cap          Bond Index         S&P 500 Stock
OPERATIONS                                              Value Fund         Value Fund             Fund              Index Fund
                                                    ------------------- ------------------ -------------------  -------------------
   Net investment income (loss)                                  $ 303              $ (25)            $ 2,116                $ 602
   Net realized gain (loss) on:
      Distributions from investment companies                        -                  -                   -                    -
      Investments                                               17,533              8,055                 118                6,647
      Foreign currency related items                                 -                  -                   -                    -
      Futures contracts and options written                          -                  -                   -                  (19)
      Investment securities sold short                               -                  -                   -                    -
      Brokerage commission recapture                                26                 57                   -                    -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            (15,308)           (10,093)                829              (11,490)
        Foreign currency related items                               -                  -                   -                    -
        Futures contracts and options written                        -                  -                   -                 (120)
        Investment securities sold short                             -                  -                   -                    -
                                                    ------------------- ------------------ -------------------  -------------------
                                                    ------------------- ------------------ -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               2,554             (2,006)              3,063               (4,380)
                                                    ------------------- ------------------ -------------------  -------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                  -                   -                    -
      Class B                                                        -                  -                   -                    -
   From net realized gains on
      investment transactions
      Class A                                                        -                  -                   -                    -
      Class B                                                        -                  -                   -                    -
                                                    ------------------- ------------------ -------------------  -------------------
                                                    ------------------- ------------------ -------------------  -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                  -                   -                    -
                                                    ------------------- ------------------ -------------------  -------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   54,112             39,405              46,966               10,469
      Class B                                                      132                138                 110                  112
   Proceeds in connection with acquisition
      Class A                                                        -                  -                   -                    -
      Class B                                                        -                  -                   -                    -
   Reinvestment of distributions
      Class A                                                        -                  -                   -                    -
      Class B                                                        -                  -                   -                    -
   Cost of shares redeemed
      Class A                                                  (68,014)           (68,241)            (19,632)            (129,398)
      Class B                                                       (4)                (3)                 (2)                  (5)
                                                    ------------------- ------------------ -------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          (13,774)           (28,701)             27,442             (118,822)
                                                    ------------------- ------------------ -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          (11,220)           (30,707)             30,505             (123,202)

NET ASSETS BEGINNING OF PERIOD                                 222,571            218,878             116,457              181,448
                                                    ------------------- ------------------ -------------------  -------------------

NET ASSETS END OF PERIOD                                     $ 211,351          $ 188,171           $ 146,962             $ 58,246
                                                    =================== ================== ===================  ===================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ 347               $ 53             $ 5,670              $ 2,423
                                                    =================== ================== ===================  ===================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    3,746              2,931               4,312                1,204
      Class B                                                        9                 10                  10                   13
   Shares issued in connection with acquisition
      Class A                                                        -                  -                   -                    -
      Class B                                                        -                  -                   -                    -
   Reinvestment of distributions
      Class A                                                        -                  -                   -                    -
      Class B                                                        -                  -                   -                    -
   Shares redeemed
      Class A                                                   (4,773)            (5,179)             (1,806)             (15,176)
      Class B                                                        -                  -                   -                   (1)
                                                    ------------------- ------------------ -------------------  -------------------
   Net increase (decrease)                                      (1,018)            (2,238)              2,516              (13,960)
--------------------------------------------------- =================== ================== ===================  ===================



                                                        JNL/Mellon         JNL/Mellon
                                                          Capital           Capital
                                                        Management         Management
                                                       International     S&P 400 MidCap
OPERATIONS                                              Index Fund         Index Fund
                                                     ------------------ -----------------
   Net investment income (loss)                                $ 4,169             $ 957
   Net realized gain (loss) on:
      Distributions from investment companies                        -                 -
      Investments                                               28,943             3,172
      Foreign currency related items                              (428)                -
      Futures contracts and options written                        590               173
      Investment securities sold short                               -                 -
      Brokerage commission recapture                                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            (39,348)            4,077
        Foreign currency related items                            (225)                -
        Futures contracts and options written                      (27)              (91)
        Investment securities sold short                             -                 -
                                                     ------------------ -----------------
                                                     ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              (6,326)            8,288
                                                     ------------------ -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                 -
      Class B                                                        -                 -
   From net realized gains on
      investment transactions
      Class A                                                        -                 -
      Class B                                                        -                 -
                                                     ------------------ -----------------
                                                     ------------------ -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                 -
                                                     ------------------ -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   92,603            60,982
      Class B                                                      122               123
   Proceeds in connection with acquisition
      Class A                                                        -                 -
      Class B                                                        -                 -
   Reinvestment of distributions
      Class A                                                        -                 -
      Class B                                                        -                 -
   Cost of shares redeemed
      Class A                                                 (169,081)          (33,416)
      Class B                                                      (24)              (32)
                                                     ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          (76,380)           27,657
                                                     ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          (82,706)           35,945

NET ASSETS BEGINNING OF PERIOD                                 298,148           198,841
                                                     ------------------ -----------------

NET ASSETS END OF PERIOD                                     $ 215,442         $ 234,786
                                                     ================== =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 7,858           $ 1,794
                                                     ================== =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    6,828             4,628
      Class B                                                        9                 9
   Shares issued in connection with acquisition
      Class A                                                        -                 -
      Class B                                                        -                 -
   Reinvestment of distributions
      Class A                                                        -                 -
      Class B                                                        -                 -
   Shares redeemed
      Class A                                                  (12,663)           (2,553)
      Class B                                                       (2)               (2)
                                                     ------------------ -----------------
   Net increase (decrease)                                      (5,828)            2,082
---------------------------------------------------  ================== =================



                        See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005


                                                      JNL/Mellon         JNL/Mellon
                                                        Capital            Capital            JNL/              JNL/
                                                      Management         Management        Oppenheimer       Oppenheimer
                                                     S&P 500 Index        Small Cap          Global            Growth
OPERATIONS                                               Fund            Index Fund        Growth Fund          Fund
                                                   ------------------  ----------------  ----------------  ----------------
   Net investment income (loss)                              $ 2,247             $ 736           $ 1,520             $ (25)
   Net realized gain (loss) on:
      Distributions from investment companies                      -                 -                 -                 -
      Investments                                              8,897             7,751             2,979                61
      Foreign currency related items                               -                 -              (142)                -
      Futures contracts and options written                       75               (48)                -                 -
      Investment securities sold short                             -                 -                 -                 -
      Brokerage commission recapture                               -                 -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          (15,986)          (10,108)           (4,987)             (249)
        Foreign currency related items                             -                 -                (5)                -
        Futures contracts and options written                   (183)              166                 -                 -
        Investment securities sold short                           -                 -                 -                 -
                                                   ------------------  ----------------  ----------------  ----------------
                                                   ------------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (4,950)           (1,503)             (635)             (213)
                                                   ------------------  ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      -                 -                 -                 -
      Class B                                                      -                 -                 -                 -
   From net realized gains on
      investment transactions
      Class A                                                      -                 -                 -                 -
      Class B                                                      -                 -                 -                 -
                                                   ------------------  ----------------  ----------------  ----------------
                                                   ------------------  ----------------  ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                -                 -                 -                 -
                                                   ------------------  ----------------  ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                 98,917            58,390            49,248             6,131
      Class B                                                    179               149               139               112
   Proceeds in connection with acquisition
      Class A                                                      -                 -                 -                 -
      Class B                                                      -                 -                 -                 -
   Reinvestment of distributions
      Class A                                                      -                 -                 -                 -
      Class B                                                      -                 -                 -                 -
   Cost of shares redeemed
      Class A                                                (94,243)          (29,114)          (40,659)           (5,341)
      Class B                                                    (48)              (37)               (4)                -
                                                   ------------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          4,805            29,388             8,724               902
                                                   ------------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           (145)           27,885             8,089               689

NET ASSETS BEGINNING OF PERIOD                               362,084           173,907           235,071            24,480
                                                   ------------------  ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                   $ 361,939         $ 201,792         $ 243,160          $ 25,169
                                                   ==================  ================  ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                  $ 2,252           $ 1,691           $ 1,979               $ 8
                                                   ==================  ================  ================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                  9,439             4,575             4,266               733
      Class B                                                     17                12                12                14
   Shares issued in connection with acquisition
      Class A                                                      -                 -                 -                 -
      Class B                                                      -                 -                 -                 -
   Reinvestment of distributions
      Class A                                                      -                 -                 -                 -
      Class B                                                      -                 -                 -                 -
   Shares redeemed
      Class A                                                 (9,093)           (2,289)           (3,523)             (646)
      Class B                                                     (5)               (3)                -                 -
                                                   ------------------  ----------------  ----------------  ----------------
   Net increase (decrease)                                       358             2,295               755               101
-------------------------------------------------  ==================  ================  ================  ================




                                                      JNL/PIMCO        JNL/Putnam
                                                     Total Return        Equity
OPERATIONS                                            Bond Fund           Fund
                                                    ---------------  ---------------
   Net investment income (loss)                            $ 5,246            $ 269
   Net realized gain (loss) on:
      Distributions from investment companies                    -                -
      Investments                                              431            9,490
      Foreign currency related items                         2,083                -
      Futures contracts and options written                  2,418               31
      Investment securities sold short                         338                -
      Brokerage commission recapture                             -               32
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                          1,290           (7,127)
        Foreign currency related items                        (357)               -
        Futures contracts and options written                  461               (2)
        Investment securities sold short                        27                -
                                                    ---------------  ---------------
                                                    ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          11,937            2,693
                                                    ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                    -                -
      Class B                                                    -                -
   From net realized gains on
      investment transactions
      Class A                                                    -                -
      Class B                                                    -                -
                                                    ---------------  ---------------
                                                    ---------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              -                -
                                                    ---------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                              138,984           35,819
      Class B                                                  122              101
   Proceeds in connection with acquisition
      Class A                                                    -                -
      Class B                                                    -                -
   Reinvestment of distributions
      Class A                                                    -                -
      Class B                                                    -                -
   Cost of shares redeemed
      Class A                                              (55,763)         (30,994)
      Class B                                                   (5)               -
                                                    ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                       83,338            4,926
                                                    ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       95,275            7,619

NET ASSETS BEGINNING OF PERIOD                             390,154          149,680
                                                    ---------------  ---------------

NET ASSETS END OF PERIOD                                 $ 485,429        $ 157,299
                                                    ===============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 10,823          $ 1,532
                                                    ===============  ===============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                               11,514            2,005
      Class B                                                   10                5
   Shares issued in connection with acquisition
      Class A                                                    -                -
      Class B                                                    -                -
   Reinvestment of distributions
      Class A                                                    -                -
      Class B                                                    -                -
   Shares redeemed
      Class A                                               (4,628)          (1,693)
      Class B                                                    -                -
                                                    ---------------  ---------------
   Net increase (decrease)                                   6,896              317
-------------------------------------------------   ===============  ===============



                        See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                                                JNL/S&P             JNL/S&P
                                                         JNL/Putnam         JNL/Putnam          Managed             Managed
                                                           Midcap             Value            Aggressive         Conservative
OPERATIONS                                              Growth Fund        Equity Fund        Growth Fund             Fund
                                                      -----------------  ----------------- -------------------  -----------------
   Net investment income (loss)                                  $ (82)             $ 941              $ (301)              $ 40
   Net realized gain (loss) on:
      Distributions from investment companies                        -                  -                   -                  -
      Investments                                                2,124             12,082              15,671                (12)
      Foreign currency related items                                 -                  -                   -                  -
      Futures contracts and options written                          -                  -                   -                  -
      Investment securities sold short                               -                  -                   -                  -
      Brokerage commission recapture                                 3                 20                   -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             (2,174)           (12,331)            (17,493)               734
        Foreign currency related items                               -                  -                   -                  -
        Futures contracts and options written                        -                  -                   -                  -
        Investment securities sold short                             -                  -                   -                  -
                                                      -----------------  ----------------- -------------------  -----------------
                                                      -----------------  ----------------- -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                (129)               712              (2,123)               762
                                                      -----------------  ----------------- -------------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                        -                  -                   -                  -
      Class B                                                        -                  -                   -                  -
   From net realized gains on
      investment transactions
      Class A                                                        -                  -                   -                  -
      Class B                                                        -                  -                   -                  -
                                                      -----------------  ----------------- -------------------  -----------------
                                                      -----------------  ----------------- -------------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  -                  -                   -                  -
                                                      -----------------  ----------------- -------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                    6,885              8,656              61,492             41,227
      Class B                                                      114                100                   -                  -
   Proceeds in connection with acquisition
      Class A                                                        -                  -                   -                  -
      Class B                                                        -                  -                   -                  -
   Reinvestment of distributions
      Class A                                                        -                  -                   -                  -
      Class B                                                        -                  -                   -                  -
   Cost of shares redeemed
      Class A                                                   (8,316)           (34,958)            (83,823)            (3,346)
      Class B                                                       (2)                 -                   -                  -
                                                      -----------------  ----------------- -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           (1,319)           (26,202)            (22,331)            37,881
                                                      -----------------  ----------------- -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           (1,448)           (25,490)            (24,454)            38,643

NET ASSETS BEGINNING OF PERIOD                                  33,830            215,616             670,711             13,909
                                                      -----------------  ----------------- -------------------  -----------------

NET ASSETS END OF PERIOD                                      $ 32,382          $ 190,126           $ 646,257           $ 52,552
                                                      =================  ================= ===================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ (82)             $ 946             $ 2,588              $ 238
                                                      =================  ================= ===================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      857                502               5,298              3,991
      Class B                                                       14                  6                   -                  -
   Shares issued in connection with acquisition
      Class A                                                        -                  -                   -                  -
      Class B                                                        -                  -                   -                  -
   Reinvestment of distributions
      Class A                                                        -                  -                   -                  -
      Class B                                                        -                  -                   -                  -
   Shares redeemed
      Class A                                                   (1,045)            (2,027)             (7,227)              (324)
      Class B                                                        -                  -                   -                  -
                                                      -----------------  ----------------- -------------------  -----------------
   Net increase (decrease)                                        (174)            (1,519)             (1,929)             3,667
----------------------------------------------------  =================  ================= ===================  =================



                                                                           JNL/S&P
                                                          JNL/S&P          Managed
                                                          Managed          Moderate
OPERATIONS                                              Growth Fund          Fund
                                                       ---------------  ---------------
   Net investment income (loss)                                $ (380)            $ 37
   Net realized gain (loss) on:
      Distributions from investment companies                       -                -
      Investments                                              21,785             (140)
      Foreign currency related items                                -                -
      Futures contracts and options written                         -                -
      Investment securities sold short                              -                -
      Brokerage commission recapture                                -                -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (22,269)           1,174
        Foreign currency related items                              -                -
        Futures contracts and options written                       -                -
        Investment securities sold short                            -                -
                                                       ---------------  ---------------
                                                       ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               (864)           1,071
                                                       ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       -                -
      Class B                                                       -                -
   From net realized gains on
      investment transactions
      Class A                                                       -                -
      Class B                                                       -                -
                                                       ---------------  ---------------
                                                       ---------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -                -
                                                       ---------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                 108,011           69,333
      Class B                                                       -                -
   Proceeds in connection with acquisition
      Class A                                                       -                -
      Class B                                                       -                -
   Reinvestment of distributions
      Class A                                                       -                -
      Class B                                                       -                -
   Cost of shares redeemed
      Class A                                                (108,481)          (6,362)
      Class B                                                       -                -
                                                       ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            (470)          62,971
                                                       ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                          (1,334)          64,042

NET ASSETS BEGINNING OF PERIOD                              1,001,562           19,873
                                                       ---------------  ---------------

NET ASSETS END OF PERIOD                                  $ 1,000,228         $ 83,915
                                                       ===============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ 3,423            $ 294
                                                       ===============  ===============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   9,013            6,633
      Class B                                                       -                -
   Shares issued in connection with acquisition
      Class A                                                       -                -
      Class B                                                       -                -
   Reinvestment of distributions
      Class A                                                       -                -
      Class B                                                       -                -
   Shares redeemed
      Class A                                                  (9,056)            (607)
      Class B                                                       -                -
                                                       ---------------  ---------------
   Net increase (decrease)                                        (43)           6,026
----------------------------------------------------   ===============  ===============


                         See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                                                              JNL/Salomon
                                                         JNL/S&P          JNL/Salomon       JNL/Salomon         Brothers
                                                         Managed           Brothers          Brothers       U.S. Government
                                                         Moderate         High Yield      Strategic Bond        & Quality
OPERATIONS                                             Growth Fund         Bond Fund           Fund            Bond Fund
                                                     -----------------  ----------------  ----------------  -----------------
   Net investment income (loss)                                $ (179)          $ 9,909           $ 5,640            $ 3,682
   Net realized gain (loss) on:
      Distributions from investment companies                       -                 -                 -                  -
      Investments                                               9,037               959             2,573                189
      Foreign currency related items                                -                (7)              424                  -
      Futures contracts and options written                         -                 -              (228)               140
      Investment securities sold short                              -                 -                 -                  -
      Brokerage commission recapture                                -                 -                 -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            (5,068)          (10,498)           (3,484)             1,971
        Foreign currency related items                              -                (2)              992                  -
        Futures contracts and options written                       -                 -              (212)              (236)
        Investment securities sold short                            -                 -                 -                  -
                                                     -----------------  ----------------  ----------------  -----------------
                                                     -----------------  ----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              3,790               361             5,705              5,746
                                                     -----------------  ----------------  ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       -                 -                 -                  -
      Class B                                                       -                 -                 -                  -
   From net realized gains on
      investment transactions
      Class A                                                       -                 -                 -                  -
      Class B                                                       -                 -                 -                  -
                                                     -----------------  ----------------  ----------------  -----------------
                                                     -----------------  ----------------  ----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -                 -                 -                  -
                                                     -----------------  ----------------  ----------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                 178,144            69,496            94,107             39,371
      Class B                                                       -               119               112                101
   Proceeds in connection with acquisition
      Class A                                                       -                 -                 -                  -
      Class B                                                       -                 -                 -                  -
   Reinvestment of distributions
      Class A                                                       -                 -                 -                  -
      Class B                                                       -                 -                 -                  -
   Cost of shares redeemed
      Class A                                                 (68,104)          (91,919)          (48,794)           (36,794)
      Class B                                                       -                (2)               (1)                (1)
                                                     -----------------  ----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         110,040           (22,306)           45,424              2,677
                                                     -----------------  ----------------  ----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                         113,830           (21,945)           51,129              8,423

NET ASSETS BEGINNING OF PERIOD                                619,106           284,962           236,714            197,876
                                                     -----------------  ----------------  ----------------  -----------------

NET ASSETS END OF PERIOD                                    $ 732,936         $ 263,017         $ 287,843          $ 206,299
                                                     =================  ================  ================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                   $ 1,775           $ 9,910           $ 6,055            $ 3,944
                                                     =================  ================  ================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                  15,494             8,245             8,179              3,444
      Class B                                                       -                13                 9                  9
   Shares issued in connection with acquisition
      Class A                                                       -                 -                 -                  -
      Class B                                                       -                 -                 -                  -
   Reinvestment of distributions
      Class A                                                       -                 -                 -                  -
      Class B                                                       -                 -                 -                  -
   Shares redeemed
      Class A                                                  (5,922)          (10,926)           (4,244)            (3,225)
      Class B                                                       -                 -                 -                  -
                                                     -----------------  ----------------  ----------------  -----------------
   Net increase (decrease)                                      9,572            (2,668)            3,944                228
---------------------------------------------------  =================  ================  ================  =================



                                                        JNL/Select      JNL/Select
                                                         Balanced      Global Growth
OPERATIONS                                                 Fund            Fund
                                                      --------------- ----------------
   Net investment income (loss)                              $ 4,076            $ 632
   Net realized gain (loss) on:
      Distributions from investment companies                      -                -
      Investments                                              2,493            2,095
      Foreign currency related items                               -              (85)
      Futures contracts and options written                      (54)               -
      Investment securities sold short                             -                -
      Brokerage commission recapture                               8              100
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           (5,307)         (18,130)
        Foreign currency related items                             -               (4)
        Futures contracts and options written                    (15)               -
        Investment securities sold short                           -                -
                                                      --------------- ----------------
                                                      --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             1,201          (15,392)
                                                      --------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      -                -
      Class B                                                      -                -
   From net realized gains on
      investment transactions
      Class A                                                      -                -
      Class B                                                      -                -
                                                      --------------- ----------------
                                                      --------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                -                -
                                                      --------------- ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                 48,264           22,553
      Class B                                                    119              102
   Proceeds in connection with acquisition
      Class A                                                      -                -
      Class B                                                      -                -
   Reinvestment of distributions
      Class A                                                      -                -
      Class B                                                      -                -
   Cost of shares redeemed
      Class A                                                (50,620)         (40,051)
      Class B                                                     (1)               -
                                                      --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         (2,238)         (17,396)
                                                      --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                         (1,037)         (32,788)

NET ASSETS BEGINNING OF PERIOD                               381,338          217,953
                                                      --------------- ----------------

NET ASSETS END OF PERIOD                                   $ 380,301        $ 185,165
                                                      =============== ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 11,756          $ 1,603
                                                      =============== ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                  2,832            1,270
      Class B                                                      7                6
   Shares issued in connection with acquisition
      Class A                                                      -                -
      Class B                                                      -                -
   Reinvestment of distributions
      Class A                                                      -                -
      Class B                                                      -                -
   Shares redeemed
      Class A                                                 (2,968)          (2,216)
      Class B                                                      -                -
                                                      --------------- ----------------
   Net increase (decrease)                                      (129)            (940)
---------------------------------------------------   =============== ================


                        See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2005



                                                                                                                  JNL/T.Rowe
                                                          JNL/Select         JNL/Select                              Price
                                                          Large Cap             Money          JNL/Select         Established
OPERATIONS                                               Growth Fund         Market Fund       Value Fund         Growth Fund
                                                       -----------------  ------------------ ----------------  ------------------
   Net investment income (loss)                                  $ (201)            $ 2,645          $ 1,207             $ 1,018
   Net realized gain (loss) on:
      Distributions from investment companies                         -                   -                -                   -
      Investments                                                 5,238                   -            1,414              10,417
      Foreign currency related items                                  -                   -                -                (141)
      Futures contracts and options written                           -                   -                -                   -
      Investment securities sold short                                -                   -                -                   -
      Brokerage commission recapture                                 26                   -                6                  10
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             (11,945)                  -              772             (16,482)
        Foreign currency related items                                -                   -                -                  (4)
        Futures contracts and options written                         -                   -                -                   -
        Investment securities sold short                              -                   -                -                   -
                                                       -----------------  ------------------ ----------------  ------------------
                                                       -----------------  ------------------ ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               (6,882)              2,645            3,399              (5,182)
                                                       -----------------  ------------------ ----------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                         -              (2,643)               -                   -
      Class B                                                         -                  (2)               -                   -
   From net realized gains on
      investment transactions
      Class A                                                         -                   -                -                   -
      Class B                                                         -                   -                -                   -
                                                       -----------------  ------------------ ----------------  ------------------
                                                       -----------------  ------------------ ----------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   -              (2,645)               -                   -
                                                       -----------------  ------------------ ----------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                    25,275             188,554           96,877             134,138
      Class B                                                       104                 318              105                 139
   Proceeds in connection with acquisition
      Class A                                                         -                   -                -              36,921
      Class B                                                         -                   -                -                   2
   Reinvestment of distributions
      Class A                                                         -               2,643                -                   -
      Class B                                                         -                   2                -                   -
   Cost of shares redeemed
      Class A                                                   (97,389)           (207,396)         (27,832)            (79,943)
      Class B                                                         -                 (15)              (3)                 (6)
                                                       -----------------  ------------------ ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           (72,010)            (15,894)          69,147              91,251
                                                       -----------------  ------------------ ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (78,892)            (15,894)          72,546              86,069

NET ASSETS BEGINNING OF PERIOD                                  295,493             237,853          154,310             606,909
                                                       -----------------  ------------------ ----------------  ------------------

NET ASSETS END OF PERIOD                                      $ 216,601           $ 221,959        $ 226,856           $ 692,978
                                                       =================  ================== ================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ (201)                $ -          $ 3,087             $ 1,613
                                                       =================  ================== ================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                     1,347             188,554            5,793               7,558
      Class B                                                         6                 318                6                   8
   Shares issued in connection with acquisition
      Class A                                                         -                   -                -               2,153
      Class B                                                         -                   -                -                   -
   Reinvestment of distributions
      Class A                                                         -               2,643                -                   -
      Class B                                                         -                   2                -                   -
   Shares redeemed
      Class A                                                    (5,182)           (207,396)          (1,660)             (4,507)
      Class B                                                         -                 (15)               -                   -
                                                       -----------------  ------------------ ----------------  ------------------
   Net increase (decrease)                                       (3,829)            (15,894)           4,139               5,212
-----------------------------------------------------  =================  ================== ================  ==================



                                                           JNL/T.Rowe        JNL/T.Rowe
                                                              Price            Price
                                                             Mid-Cap           Value
OPERATIONS                                                 Growth Fund          Fund
                                                         ----------------  ---------------
   Net investment income (loss)                                 $ (1,101)         $ 2,882
   Net realized gain (loss) on:
      Distributions from investment companies                          -                -
      Investments                                                 23,383           17,040
      Foreign currency related items                                   -              (18)
      Futures contracts and options written                            -                -
      Investment securities sold short                                 -                -
      Brokerage commission recapture                                  15                3
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              (13,979)         (18,988)
        Foreign currency related items                                 -               (1)
        Futures contracts and options written                          -                -
        Investment securities sold short                               -                -
                                                         ----------------  ---------------
                                                         ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                 8,318              918
                                                         ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                          -                -
      Class B                                                          -                -
   From net realized gains on
      investment transactions
      Class A                                                          -                -
      Class B                                                          -                -
                                                         ----------------  ---------------
                                                         ----------------  ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -                -
                                                         ----------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                     83,783           95,917
      Class B                                                        134              113
   Proceeds in connection with acquisition
      Class A                                                          -                -
      Class B                                                          -                -
   Reinvestment of distributions
      Class A                                                          -                -
      Class B                                                          -                -
   Cost of shares redeemed
      Class A                                                    (79,669)         (86,712)
      Class B                                                         (4)              (7)
                                                         ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                              4,244            9,311
                                                         ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                             12,562           10,229

NET ASSETS BEGINNING OF PERIOD                                   541,772          485,160
                                                         ----------------  ---------------

NET ASSETS END OF PERIOD                                       $ 554,334        $ 495,389
                                                         ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ (1,100)         $ 7,067
                                                         ================  ===============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                      3,090            7,107
      Class B                                                          5                8
   Shares issued in connection with acquisition
      Class A                                                          -                -
      Class B                                                          -                -
   Reinvestment of distributions
      Class A                                                          -                -
      Class B                                                          -                -
   Shares redeemed
      Class A                                                     (2,923)          (6,383)
      Class B                                                          -               (1)
                                                         ----------------  ---------------
   Net increase (decrease)                                           172              731
-----------------------------------------------------    ================  ===============


                        See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                            JNL/AIM           JNL/AIM          JNL/Alger
                                                           Large Cap         Small Cap          Growth
OPERATIONS                                                Growth Fund       Growth Fund          Fund
                                                        ----------------  ----------------  ----------------
   Net investment income (loss)                                   $ 116            $ (413)            $ 280
   Net realized gain (loss) on:
      Distributions from investment companies                         -                 -                 -
      Investments                                                (3,624)            1,195            22,738
      Foreign currency related items                                  -                 -                 -
      Futures contracts and options written                           -               130                 -
      Investment securities sold short                                -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              18,229             1,253            (9,659)
        Foreign currency related items                                -                 -                 -
        Futures contracts and options written                         -               (15)                -
        Investment securities sold short                              -                 -                 -
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               14,721             2,150            13,359
                                                        ----------------  ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                         -                 -               (28)
      Class B (a)                                                     -                 -                 -
   From net realized gains on
      investment transactions
      Class A                                                         -                 -                 -
      Class B (a)                                                     -                 -                 -
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   -                 -               (28)
                                                        ----------------  ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   170,328            29,532           122,987
      Class B (a)                                                    24                 7                 7
   Proceeds in connection with acquisition
      Class A                                                    11,871                 -                 -
      Class B (a)                                                     -                 -                 -
   Reinvestment of distributions
      Class A                                                         -                 -                28
      Class B (a)                                                     -                 -                 -
   Cost of shares redeemed
      Class A                                                   (42,337)          (31,264)          (88,375)
      Class B (a)                                                    (1)                -                 -
                                                        ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           139,885            (1,725)           34,647
                                                        ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           154,606               425            47,978

NET ASSETS BEGINNING OF PERIOD                                   36,421            43,940           244,667
                                                        ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                      $ 191,027          $ 44,365         $ 292,645
                                                        ================  ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 116               $ -             $ 252
                                                        ================  ================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    15,712             2,517             8,328
      Class B (a)                                                     2                 1                 -
   Shares issued in connection with acquisition
      Class A                                                     1,110                 -                 -
      Class B (a)                                                     -                 -                 -
   Reinvestment of distributions
      Class A                                                         -                 -                 2
      Class B (a)                                                     -                 -                 -
   Shares redeemed
      Class A                                                    (3,893)           (2,723)           (6,030)
      Class B (a)                                                    (1)                -                 -
                                                        ----------------  ----------------  ----------------
   Net increase (decrease)                                       12,930              (205)            2,300
------------------------------------------------------  ================  ================  ================




                                                           JNL/Eagle         JNL/Eagle
                                                          Core Equity        SmallCap
OPERATIONS                                                   Fund           Equity Fund
                                                        ----------------  ----------------
   Net investment income (loss)                                 $ 2,532          $ (1,024)
   Net realized gain (loss) on:
      Distributions from investment companies                         -                 -
      Investments                                                14,843             7,093
      Foreign currency related items                                 (3)                -
      Futures contracts and options written                           -                 -
      Investment securities sold short                                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               4,014            17,961
        Foreign currency related items                                -                 -
        Futures contracts and options written                         -                 -
        Investment securities sold short                              -                 -
                                                        ----------------  ----------------
                                                        ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               21,386            24,030
                                                        ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                    (2,504)                -
      Class B (a)                                                     -                 -
   From net realized gains on
      investment transactions
      Class A                                                         -                 -
      Class B (a)                                                     -                 -
                                                        ----------------  ----------------
                                                        ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (2,504)                -
                                                        ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   150,677            83,436
      Class B (a)                                                    19                 7
   Proceeds in connection with acquisition
      Class A                                                    13,508                 -
      Class B (a)                                                     -                 -
   Reinvestment of distributions
      Class A                                                     2,504                 -
      Class B (a)                                                     -                 -
   Cost of shares redeemed
      Class A                                                   (73,504)          (47,691)
      Class B (a)                                                    (1)               (1)
                                                        ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                            93,203            35,751
                                                        ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           112,085            59,781

NET ASSETS BEGINNING OF PERIOD                                  245,913           109,972
                                                        ----------------  ----------------

NET ASSETS END OF PERIOD                                      $ 357,998         $ 169,753
                                                        ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 60               $ -
                                                        ================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    10,672             4,660
      Class B (a)                                                     1                 -
   Shares issued in connection with acquisition
      Class A                                                       973                 -
      Class B (a)                                                     -                 -
   Reinvestment of distributions
      Class A                                                       168                 -
      Class B (a)                                                     -                 -
   Shares redeemed
      Class A                                                    (5,242)           (2,701)
      Class B (a)                                                     -                 -
                                                        ----------------  ----------------
   Net increase (decrease)                                        6,572             1,959
------------------------------------------------------  ================  ================

(a) Period from March 5, 2004 (commencement of operations)


                        See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                          JNL/FMR           JNL/FMR         JNL/JPMorgan        JNL/JPMorgan
                                                         Balanced           Capital         International       International
OPERATIONS                                                 Fund           Growth Fund        Equity Fund         Value Fund
                                                     ------------------ ----------------  ------------------  ------------------
   Net investment income (loss)                                $ 1,249            $ 620               $ 878               $ 585
   Net realized gain (loss) on:
      Distributions from investment companies                        -                -                   -                   -
      Investments                                                9,555           33,057              10,146               4,102
      Foreign currency related items                               (23)             (23)                391                 147
      Futures contracts and options written                          -              303                   -                 207
      Investment securities sold short                               -                -                   -                   -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             (1,505)          (4,986)              1,662               7,544
        Foreign currency related items                               1                -                 144                 (65)
        Futures contracts and options written                        -                -                   -                 (85)
        Investment securities sold short                             -                -                   -                   -
                                                     ------------------ ----------------  ------------------  ------------------
                                                     ------------------ ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               9,277           28,971              13,221              12,435
                                                     ------------------ ----------------  ------------------  ------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (1,265)               -              (1,170)               (713)
      Class B (a)                                                    -                -                   -                   -
   From net realized gains on
      investment transactions
      Class A                                                        -                -                   -                  (5)
      Class B (a)                                                    -                -                   -                   -
                                                     ------------------ ----------------  ------------------  ------------------
                                                     ------------------ ----------------  ------------------  ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (1,265)               -              (1,170)               (718)
                                                     ------------------ ----------------  ------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                   32,843           72,402              28,336              63,170
      Class B (a)                                                    2                3                   1                   5
   Proceeds in connection with acquisition
      Class A                                                        -                -                   -                   -
      Class B (a)                                                    -                -                   -                   -
   Reinvestment of distributions
      Class A                                                    1,265                -               1,170                 718
      Class B (a)                                                    -                -                   -                   -
   Cost of shares redeemed
      Class A                                                  (51,818)         (48,984)            (43,370)            (23,133)
      Class B (a)                                                    -                -                   -                   -
                                                     ------------------ ----------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          (17,708)          23,421             (13,863)             40,760
                                                     ------------------ ----------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           (9,696)          52,392              (1,812)             52,477

NET ASSETS BEGINNING OF PERIOD                                 114,262          158,013              96,811              29,609
                                                     ------------------ ----------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                     $ 104,566        $ 210,405            $ 94,999            $ 82,086
                                                     ================== ================  ==================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 11            $ 597               $ 153               $ 139
                                                     ================== ================  ==================  ==================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    3,493            5,085               2,863               7,739
      Class B (a)                                                    -                -                   -                   1
   Shares issued in connection with acquisition
      Class A                                                        -                -                   -                   -
      Class B (a)                                                    -                -                   -                   -
   Reinvestment of distributions
      Class A                                                      127                -                 108                  78
      Class B (a)                                                    -                -                   -                   -
   Shares redeemed
      Class A                                                   (5,517)          (3,560)             (4,437)             (2,853)
      Class B (a)                                                    -                -                   -                   -
                                                     ------------------ ----------------  ------------------  ------------------
   Net increase (decrease)                                      (1,897)           1,525              (1,466)              4,965
---------------------------------------------------  ================== ================  ==================  ==================





                                                         JNL/Lazard        JNL/Lazard
                                                          Mid Cap           Small Cap
OPERATIONS                                               Value Fund        Value Fund
                                                      -----------------  ----------------
   Net investment income (loss)                                  $ 336            $ (339)
   Net realized gain (loss) on:
      Distributions from investment companies                        -                 -
      Investments                                               28,927            25,739
      Foreign currency related items                                 -                 -
      Futures contracts and options written                          -                 -
      Investment securities sold short                               -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                              9,700             1,450
        Foreign currency related items                               -                 -
        Futures contracts and options written                        -                 -
        Investment securities sold short                             -                 -
                                                      -----------------  ----------------
                                                      -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              38,963            26,850
                                                      -----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                     (281)              (90)
      Class B (a)                                                    -                 -
   From net realized gains on
      investment transactions
      Class A                                                  (23,036)          (17,961)
      Class B (a)                                                   (3)               (2)
                                                      -----------------  ----------------
                                                      -----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (23,320)          (18,053)
                                                      -----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  128,729           109,731
      Class B (a)                                                   39                34
   Proceeds in connection with acquisition
      Class A                                                        -                 -
      Class B (a)                                                    -                 -
   Reinvestment of distributions
      Class A                                                   23,317            18,051
      Class B (a)                                                    3                 2
   Cost of shares redeemed
      Class A                                                  (87,946)          (72,919)
      Class B (a)                                                  (12)               (9)
                                                      -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           64,130            54,890
                                                      -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                           79,773            63,687

NET ASSETS BEGINNING OF PERIOD                                 142,798           155,191
                                                      -----------------  ----------------

NET ASSETS END OF PERIOD                                     $ 222,571         $ 218,878
                                                      =================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 44              $ 78
                                                      =================  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                    8,914             8,047
      Class B (a)                                                    3                 3
   Shares issued in connection with acquisition
      Class A                                                        -                 -
      Class B (a)                                                    -                 -
   Reinvestment of distributions
      Class A                                                    1,609             1,311
      Class B (a)                                                    -                 -
   Shares redeemed
      Class A                                                   (6,201)           (5,408)
      Class B (a)                                                   (1)               (1)
                                                      -----------------  ----------------
   Net increase (decrease)                                       4,324             3,952
---------------------------------------------------   =================  ================

(a) Period from March 5, 2004 (commencement of operations)


                        See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                           JNL/Mellon
                                                         JNL/Mellon          Capital          JNL/Mellon         JNL/Mellon
                                                          Capital          Management          Capital            Capital
                                                         Management         Enhanced          Management         Management
                                                         Bond Index       S&P 500 Stock     International      S&P 400 MidCap
OPERATIONS                                                  Fund           Index Fund         Index Fund         Index Fund
                                                      ----------------- ------------------ -----------------  -----------------
   Net investment income (loss)                                $ 3,850            $ 1,825           $ 3,608              $ 838
   Net realized gain (loss) on:
      Distributions from investment companies                        -                  -                 -                  -
      Investments                                                  973              8,335             1,067              3,458
      Foreign currency related items                                 -                  -               208                  -
      Futures contracts and options written                         12                542             1,340                991
      Investment securities sold short                               -                  -                 -                  -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                                 50              7,695            36,881             18,174
        Foreign currency related items                               -                  -                22                  -
        Futures contracts and options written                       (4)                42               (39)               116
        Investment securities sold short                             -                  -                 -                  -
                                                      ----------------- ------------------ -----------------  -----------------
                                                      ----------------- ------------------ -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               4,881             18,439            43,087             23,577
                                                      ----------------- ------------------ -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                     (326)              (485)             (245)               (10)
      Class B (a)                                                    -                  -                 -                  -
   From net realized gains on
      investment transactions
      Class A                                                       (9)                 -                 -                  -
      Class B (a)                                                    -                  -                 -                  -
                                                      ----------------- ------------------ -----------------  -----------------
                                                      ----------------- ------------------ -----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (335)              (485)             (245)               (10)
                                                      ----------------- ------------------ -----------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  107,284            142,564           211,498            136,125
      Class B (a)                                                   33                 30                80                140
   Proceeds in connection with acquisition
      Class A                                                        -                  -                 -                  -
      Class B (a)                                                    -                  -                 -                  -
   Reinvestment of distributions
      Class A                                                      335                485               245                 10
      Class B (a)                                                    -                  -                 -                  -
   Cost of shares redeemed
      Class A                                                  (79,272)           (68,626)          (53,605)           (42,016)
      Class B (a)                                                  (16)               (27)              (38)               (62)
                                                      ----------------- ------------------ -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           28,364             74,426           158,180             94,197
                                                      ----------------- ------------------ -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           32,910             92,380           201,022            117,764

NET ASSETS BEGINNING OF PERIOD                                  83,547             89,068            97,126             81,077
                                                      ----------------- ------------------ -----------------  -----------------

NET ASSETS END OF PERIOD                                     $ 116,457          $ 181,448         $ 298,148          $ 198,841
                                                      ================= ================== =================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 3,554            $ 1,821           $ 3,689              $ 837
                                                      ================= ================== =================  =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   10,111             17,692            17,736             11,403
      Class B (a)                                                    3                  4                 7                 12
   Shares issued in connection with acquisition
      Class A                                                        -                  -                 -                  -
      Class B (a)                                                    -                  -                 -                  -
   Reinvestment of distributions
      Class A                                                       31                 55                18                  1
      Class B (a)                                                    -                  -                 -                  -
   Shares redeemed
      Class A                                                   (7,369)            (8,367)           (4,424)            (3,506)
      Class B (a)                                                   (1)                (3)               (3)                (5)
                                                      ----------------- ------------------ -----------------  -----------------
   Net increase (decrease)                                       2,775              9,381            13,334              7,905
----------------------------------------------------  ================= ================== =================  =================





                                                         JNL/Mellon       JNL/Mellon
                                                           Capital         Capital
                                                         Management       Management
                                                        S&P 500 Index     Small Cap
OPERATIONS                                                  Fund          Index Fund
                                                       ----------------  -------------
   Net investment income (loss)                                $ 4,046          $ 957
   Net realized gain (loss) on:
      Distributions from investment companies                        -              -
      Investments                                                1,245          4,377
      Foreign currency related items                                 -              -
      Futures contracts and options written                        776            797
      Investment securities sold short                               -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                             24,421         16,683
        Foreign currency related items                               -              -
        Futures contracts and options written                       66            (65)
        Investment securities sold short                             -              -
                                                       ----------------  -------------
                                                       ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              30,554         22,749
                                                       ----------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (4,035)            (6)
      Class B (a)                                                   (2)             -
   From net realized gains on
      investment transactions
      Class A                                                   (1,593)          (333)
      Class B (a)                                                   (1)             -
                                                       ----------------  -------------
                                                       ----------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (5,631)          (339)
                                                       ----------------  -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  237,627        117,624
      Class B (a)                                                  368            119
   Proceeds in connection with acquisition
      Class A                                                        -              -
      Class B (a)                                                    -              -
   Reinvestment of distributions
      Class A                                                    5,628            339
      Class B (a)                                                    3              -
   Cost of shares redeemed
      Class A                                                  (96,656)       (42,669)
      Class B (a)                                                 (147)           (46)
                                                       ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          146,823         75,367
                                                       ----------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS                          171,746         97,777

NET ASSETS BEGINNING OF PERIOD                                 190,338         76,130
                                                       ----------------  -------------

NET ASSETS END OF PERIOD                                     $ 362,084      $ 173,907
                                                       ================  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                        $ 5          $ 955
                                                       ================  =============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   23,634          9,830
      Class B (a)                                                   37             10
   Shares issued in connection with acquisition
      Class A                                                        -              -
      Class B (a)                                                    -              -
   Reinvestment of distributions
      Class A                                                      528             25
      Class B (a)                                                    -              -
   Shares redeemed
      Class A                                                   (9,586)        (3,562)
      Class B (a)                                                  (15)            (4)
                                                       ----------------  -------------
   Net increase (decrease)                                      14,598          6,299
----------------------------------------------------   ================  =============

(a) Period from March 5, 2004 (commencement of operations)


                        See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                          JNL/               JNL/
                                                       Oppenheimer       Oppenheimer         JNL/PIMCO       JNL/Putnam
                                                         Global             Growth         Total Return        Equity
OPERATIONS                                             Growth Fund           Fund            Bond Fund          Fund
                                                     ----------------  -----------------  ---------------- ----------------
   Net investment income (loss)                                $ 909               $ 33           $ 6,399          $ 1,436
   Net realized gain (loss) on:
      Distributions from investment companies                      -                  -                 -                -
      Investments                                              6,780              2,602             4,919           15,766
      Foreign currency related items                            (422)                 -              (359)               1
      Futures contracts and options written                        -                (26)            7,007               30
      Investment securities sold short                             -                  -              (131)               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           24,160             (1,646)            1,074              847
        Foreign currency related items                            17                  -              (100)               -
        Futures contracts and options written                      -                  -            (1,935)               2
        Investment securities sold short                           -                  -                23                -
                                                     ----------------  -----------------  ---------------- ----------------
                                                     ----------------  -----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            31,444                963            16,897           18,082
                                                     ----------------  -----------------  ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                   (288)                 -            (6,169)            (860)
      Class B (a)                                                  -                  -                 -                -
   From net realized gains on
      investment transactions
      Class A                                                      -                  -            (4,007)               -
      Class B (a)                                                  -                  -                 -                -
                                                     ----------------  -----------------  ---------------- ----------------
                                                     ----------------  -----------------  ---------------- ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (288)                 -           (10,176)            (860)
                                                     ----------------  -----------------  ---------------- ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                143,594             16,812           224,183           12,647
      Class B (a)                                                 30                  1                34               10
   Proceeds in connection with acquisition
      Class A                                                      -                  -                 -                -
      Class B (a)                                                  -                  -                 -                -
   Reinvestment of distributions
      Class A                                                    288                  -            10,176              860
      Class B (a)                                                  -                  -                 -                -
   Cost of shares redeemed
      Class A                                                (44,613)           (26,289)         (168,257)         (45,986)
      Class B (a)                                                 (9)                 -                (4)               -
                                                     ----------------  -----------------  ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         99,290             (9,476)           66,132          (32,469)
                                                     ----------------  -----------------  ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                        130,446             (8,513)           72,853          (15,247)

NET ASSETS BEGINNING OF PERIOD                               104,625             32,993           317,301          164,927
                                                     ----------------  -----------------  ---------------- ----------------

NET ASSETS END OF PERIOD                                   $ 235,071           $ 24,480         $ 390,154        $ 149,680
                                                     ================  =================  ================ ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 459               $ 33           $ 5,577          $ 1,263
                                                     ================  =================  ================ ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                 13,623              2,019            18,764              747
      Class B (a)                                                  3                  -                 3                1
   Shares issued in connection with acquisition
      Class A                                                      -                  -                 -                -
      Class B (a)                                                  -                  -                 -                -
   Reinvestment of distributions
      Class A                                                     24                  -               851               46
      Class B (a)                                                  -                  -                 -                -
   Shares redeemed
      Class A                                                 (4,264)            (3,169)          (13,992)          (2,712)
      Class B (a)                                                 (1)                 -                 -                -
                                                     ----------------  -----------------  ---------------- ----------------
   Net increase (decrease)                                     9,385             (1,150)            5,626           (1,918)
---------------------------------------------------- ================  =================  ================ ================




                                                                                         JNL/S&P
                                                        JNL/Putnam      JNL/Putnam       Managed
                                                          Midcap           Value        Aggressive
OPERATIONS                                             Growth Fund      Equity Fund    Growth Fund
                                                      ---------------  --------------  -------------
   Net investment income (loss)                               $ (188)        $ 2,941        $ 1,244
   Net realized gain (loss) on:
      Distributions from investment companies                      -               -          6,492
      Investments                                              4,145          22,541         16,138
      Foreign currency related items                               -               1              -
      Futures contracts and options written                        -              13              -
      Investment securities sold short                             -               -              -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            1,351          (4,851)        38,808
        Foreign currency related items                             -               -              -
        Futures contracts and options written                      -               -              -
        Investment securities sold short                           -               -              -
                                                      ---------------  --------------  -------------
                                                      ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             5,308          20,645         62,682
                                                      ---------------  --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                      -          (2,931)          (698)
      Class B (a)                                                  -               -              -
   From net realized gains on
      investment transactions
      Class A                                                      -               -              -
      Class B (a)                                                  -               -              -
                                                      ---------------  --------------  -------------
                                                      ---------------  --------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                -          (2,931)          (698)
                                                      ---------------  --------------  -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                 12,922          39,785         97,900
      Class B (a)                                                  1               1              -
   Proceeds in connection with acquisition
      Class A                                                      -               -        411,703
      Class B (a)                                                  -               -              -
   Reinvestment of distributions
      Class A                                                      -           2,931            698
      Class B (a)                                                  -               -              -
   Cost of shares redeemed
      Class A                                                (13,310)       (154,547)       (65,590)
      Class B (a)                                                  -               -              -
                                                      ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                           (387)       (111,830)       444,711
                                                      ---------------  --------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS                          4,921         (94,116)       506,695

NET ASSETS BEGINNING OF PERIOD                                28,909         309,732        164,016
                                                      ---------------  --------------  -------------

NET ASSETS END OF PERIOD                                    $ 33,830       $ 215,616      $ 670,711
                                                      ===============  ==============  =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                      $ -             $ 5        $ 2,889
                                                      ===============  ==============  =============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                  1,812           2,421          8,941
      Class B (a)                                                  -               -              -
   Shares issued in connection with acquisition
      Class A                                                      -               -         37,808
      Class B (a)                                                  -               -              -
   Reinvestment of distributions
      Class A                                                      -             168             59
      Class B (a)                                                  -               -              -
   Shares redeemed
      Class A                                                 (1,873)         (9,466)        (5,934)
      Class B (a)                                                  -               -              -
                                                      ---------------  --------------  -------------
   Net increase (decrease)                                       (61)         (6,877)        40,874
----------------------------------------------------  ===============  ==============  =============

(a) Period from March 5, 2004 (commencement of operations)
(b) Period from October 4, 2004 (commencement of operations)


                        See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004



                                                         JNL/S&P                             JNL/S&P          JNL/S&P
                                                         Managed            JNL/S&P          Managed          Managed
                                                       Conservative         Managed          Moderate         Moderate
OPERATIONS                                               Fund (b)         Growth Fund        Fund (b)       Growth Fund
                                                     -----------------  ----------------  --------------- -----------------
   Net investment income (loss)                                 $ 184           $ 5,403            $ 206           $ 6,116
   Net realized gain (loss) on:
      Distributions from investment companies                      66            10,089              160             5,424
      Investments                                                  19            25,661                2             8,859
      Foreign currency related items                                -                 -                -                 -
      Futures contracts and options written                         -                 -                -                 -
      Investment securities sold short                              -                 -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                               (21)           56,336               97            31,922
        Foreign currency related items                              -                 -                -                 -
        Futures contracts and options written                       -                 -                -                 -
        Investment securities sold short                            -                 -                -                 -
                                                     -----------------  ----------------  --------------- -----------------
                                                     -----------------  ----------------  --------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                248            97,489              465            52,321
                                                     -----------------  ----------------  --------------- -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                       -            (5,127)               -            (5,827)
      Class B (a)                                                   -                 -                -                 -
   From net realized gains on
      investment transactions
      Class A                                                       -            (3,197)               -            (8,768)
      Class B (a)                                                   -                 -                -                 -
                                                     -----------------  ----------------  --------------- -----------------
                                                     -----------------  ----------------  --------------- -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 -            (8,324)               -           (14,595)
                                                     -----------------  ----------------  --------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  16,695           345,735           21,057           236,773
      Class B (a)                                                   -                 -                -                 -
   Proceeds in connection with acquisition
      Class A                                                       -            94,807                -            30,405
      Class B (a)                                                   -                 -                -                 -
   Reinvestment of distributions
      Class A                                                       -             8,324                -            14,595
      Class B (a)                                                   -                 -                -                 -
   Cost of shares redeemed
      Class A                                                  (3,034)         (146,356)          (1,649)         (102,715)
      Class B (a)                                                   -                 -                -                 -
                                                     -----------------  ----------------  --------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                          13,661           302,510           19,408           179,058
                                                     -----------------  ----------------  --------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          13,909           391,675           19,873           216,784

NET ASSETS BEGINNING OF PERIOD                                      -           609,887                -           402,322
                                                     -----------------  ----------------  --------------- -----------------

NET ASSETS END OF PERIOD                                     $ 13,909       $ 1,001,562         $ 19,873         $ 619,106
                                                     =================  ================  =============== =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                     $ 198           $ 3,803            $ 257           $ 1,954
                                                     =================  ================  =============== =================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   1,640            30,585            2,046            21,305
      Class B (a)                                                   -                 -                -                 -
   Shares issued in connection with acquisition
      Class A                                                       -             8,435                -             2,792
      Class B (a)                                                   -                 -                -                 -
   Reinvestment of distributions
      Class A                                                       -               684                -             1,256
      Class B (a)                                                   -                 -                -                 -
   Shares redeemed
      Class A                                                    (297)          (12,896)            (160)           (9,204)
      Class B (a)                                                   -                 -                -                 -
                                                     -----------------  ----------------  --------------- -----------------
   Net increase (decrease)                                      1,343            26,808            1,886            16,149
---------------------------------------------------  =================  ================  =============== =================




                                                                                           JNL/Salomon
                                                        JNL/Salomon      JNL/Salomon        Brothers
                                                         Brothers          Brothers      U.S. Government
                                                        High Yield      Strategic Bond      & Quality
OPERATIONS                                               Bond Fund           Fund           Bond Fund
                                                      ----------------  ---------------  ----------------
   Net investment income (loss)                               $ 5,777         $ 10,694           $ 8,732
   Net realized gain (loss) on:
      Distributions from investment companies                       -                -                 -
      Investments                                               5,241            6,073             2,585
      Foreign currency related items                                -           (1,127)                -
      Futures contracts and options written                         -             (808)             (131)
      Investment securities sold short                              -                -                 -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                            (1,150)             473            (2,189)
        Foreign currency related items                              -              265                 -
        Futures contracts and options written                       -              336               (34)
        Investment securities sold short                            -                -                 -
                                                      ----------------  ---------------  ----------------
                                                      ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              9,868           15,906             8,963
                                                      ----------------  ---------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                  (5,803)         (10,205)           (8,854)
      Class B (a)                                                   -                -                 -
   From net realized gains on
      investment transactions
      Class A                                                     (67)          (3,552)           (1,100)
      Class B (a)                                                   -                -                 -
                                                      ----------------  ---------------  ----------------
                                                      ----------------  ---------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (5,870)         (13,757)           (9,954)
                                                      ----------------  ---------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                  58,220          121,437            67,434
      Class B (a)                                                   9                8                17
   Proceeds in connection with acquisition
      Class A                                                 287,129                -                 -
      Class B (a)                                                   4                -                 -
   Reinvestment of distributions
      Class A                                                   5,870           13,757             9,954
      Class B (a)                                                   -                -                 -
   Cost of shares redeemed
      Class A                                                 (89,732)         (98,560)         (135,808)
      Class B (a)                                                   -                -                (4)
                                                      ----------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         261,500           36,642           (58,407)
                                                      ----------------  ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                         265,498           38,791           (59,398)

NET ASSETS BEGINNING OF PERIOD                                 19,464          197,923           257,274
                                                      ----------------  ---------------  ----------------

NET ASSETS END OF PERIOD                                    $ 284,962        $ 236,714         $ 197,876
                                                      ================  ===============  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                       $ 1            $ 415             $ 262
                                                      ================  ===============  ================

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                   6,860           10,471             5,809
      Class B (a)                                                   1                1                 1
   Shares issued in connection with acquisition
      Class A                                                  34,108                -                 -
      Class B (a)                                                   1                -                 -
   Reinvestment of distributions
      Class A                                                     691            1,201               881
      Class B (a)                                                   -                -                 -
   Shares redeemed
      Class A                                                 (10,588)          (8,394)          (11,625)
      Class B (a)                                                   -                -                 -
                                                      ----------------  ---------------  ----------------
   Net increase (decrease)                                     31,073            3,279            (4,934)
---------------------------------------------------   ================  ===============  ================

(a) Period from March 5, 2004 (commencement of operations)
(b) Period from October 4, 2004 (commencement of operations)



                        See Notes to the Financial Statements.

JNL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2004




                                                       JNL/Select       JNL/Select      JNL/Select      JNL/Select
                                                        Balanced      Global Growth      Large Cap        Money        JNL/Select
OPERATIONS                                                Fund             Fund         Growth Fund    Market Fund     Value Fund
                                                      --------------  ---------------  --------------  -------------  --------------
   Net investment income (loss)                             $ 8,003          $ 1,121          $ (244)       $ 1,600         $ 1,880
   Net realized gain (loss) on:
      Distributions from investment companies                     -                -               -              -               -
      Investments                                            40,347           22,281          55,795              -          14,763
      Foreign currency related items                              -             (134)             23              -               -
      Futures contracts and options written                       -                -               -              -               -
      Investment securities sold short                            -                -               -              -               -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                         (12,607)          (1,509)        (26,108)             -           2,121
        Foreign currency related items                            -               (4)              -              -               -
        Futures contracts and options written                     -                -               -              -               -
        Investment securities sold short                          -                -               -              -               -
                                                      --------------  ---------------  --------------  -------------  --------------
                                                      --------------  ---------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           35,743           21,755          29,466          1,600          18,764
                                                      --------------  ---------------  --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                  (375)               -               -         (1,600)           (523)
      Class B (a)                                                 -                -               -              -               -
   From net realized gains on
      investment transactions
      Class A                                                (2,289)               -               -              -            (945)
      Class B (a)                                                 -                -               -              -               -
                                                      --------------  ---------------  --------------  -------------  --------------
                                                      --------------  ---------------  --------------  -------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                          (2,664)               -               -         (1,600)         (1,468)
                                                      --------------  ---------------  --------------  -------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                               115,366           55,430          96,877        358,200         136,824
      Class B (a)                                                24                1               2            223              26
   Proceeds in connection with acquisition
      Class A                                                12,867                -               -              -               -
      Class B (a)                                                 -                -               -              -               -
   Reinvestment of distributions
      Class A                                                 2,664                -               -          1,600           1,468
      Class B (a)                                                 -                -               -              -               -
   Cost of shares redeemed
      Class A                                               (86,551)         (56,521)        (88,704)      (306,425)        (55,834)
      Class B (a)                                                (3)               -               -           (185)             (2)
                                                      --------------  ---------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                        44,367           (1,090)          8,175         53,413          82,482
                                                      --------------  ---------------  --------------  -------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                        77,446           20,665          37,641         53,413          99,778

NET ASSETS BEGINNING OF PERIOD                              303,892          197,288         257,852        184,440          54,532
                                                      --------------  ---------------  --------------  -------------  --------------

NET ASSETS END OF PERIOD                                  $ 381,338        $ 217,953       $ 295,493      $ 237,853       $ 154,310
                                                      ==============  ===============  ==============  =============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                 $ 7,680            $ 971             $ -            $ -         $ 1,880
                                                      ==============  ===============  ==============  =============  ==============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                 7,193            3,079           5,224        358,200           9,004
      Class B (a)                                                 1                -               -            223               2
   Shares issued in connection with acquisition
      Class A                                                   785                -               -              -               -
      Class B (a)                                                 -                -               -              -               -
   Reinvestment of distributions
      Class A                                                   156                -               -          1,600              88
      Class B (a)                                                 -                -               -              -               -
   Shares redeemed
      Class A                                                (5,405)          (3,169)         (4,834)      (306,425)         (3,569)
      Class B (a)                                                 -                -               -           (185)              -
                                                      --------------  ---------------  --------------  -------------  --------------
   Net increase (decrease)                                    2,730              (90)            390         53,413           5,525
----------------------------------------------------  ==============  ===============  ==============  =============  ==============





                                                         JNL/T.Rowe     JNL/T.Rowe     JNL/T.Rowe
                                                           Price           Price         Price
                                                        Established       Mid-Cap        Value
OPERATIONS                                              Growth Fund     Growth Fund       Fund
                                                        -------------  -------------- -------------
   Net investment income (loss)                              $ 2,749        $ (2,539)      $ 4,234
   Net realized gain (loss) on:
      Distributions from investment companies                      -               -             -
      Investments                                             25,585          29,158        16,880
      Foreign currency related items                            (308)             (4)          (50)
      Futures contracts and options written                      (73)           (126)            -
      Investment securities sold short                             -               -             -
   Net change in unrealized appreciation
      (depreciation) on:
        Investments                                           25,569          53,310        40,958
        Foreign currency related items                             -               -             -
        Futures contracts and options written                      -               -             -
        Investment securities sold short                           -               -             -
                                                        -------------  -------------- -------------
                                                        -------------  -------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            53,522          79,799        62,022
                                                        -------------  -------------- -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income
      Class A                                                 (2,214)              -        (2,908)
      Class B (a)                                                  -               -             -
   From net realized gains on
      investment transactions
      Class A                                                      -         (27,626)            -
      Class B (a)                                                  -              (2)            -
                                                        -------------  -------------- -------------
                                                        -------------  -------------- -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                           (2,214)        (27,628)       (2,908)
                                                        -------------  -------------- -------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                                210,635         207,599       217,772
      Class B (a)                                                 24              30            42
   Proceeds in connection with acquisition
      Class A                                                      -               -             -
      Class B (a)                                                  -               -             -
   Reinvestment of distributions
      Class A                                                  2,214          27,626         2,908
      Class B (a)                                                  -               2             -
   Cost of shares redeemed
      Class A                                               (131,316)       (125,195)     (199,137)
      Class B (a)                                                 (2)             (2)           (9)
                                                        -------------  -------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS                                         81,555         110,060        21,576
                                                        -------------  -------------- -------------

NET INCREASE (DECREASE) IN NET ASSETS                        132,863         162,231        80,690

NET ASSETS BEGINNING OF PERIOD                               474,046         379,541       404,470
                                                        -------------  -------------- -------------

NET ASSETS END OF PERIOD                                   $ 606,909       $ 541,772     $ 485,160
                                                        =============  ============== =============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                    $ 595             $ 1       $ 4,185
                                                        =============  ============== =============

(1)SHARE TRANSACTIONS
   Shares sold
      Class A                                                 12,401           8,018        17,614
      Class B (a)                                                  1               1             3
   Shares issued in connection with acquisition
      Class A                                                      -               -             -
      Class B (a)                                                  -               -             -
   Reinvestment of distributions
      Class A                                                    121             998           214
      Class B (a)                                                  -               -             -
   Shares redeemed
      Class A                                                 (7,725)         (4,827)      (16,196)
      Class B (a)                                                  -               -             -
                                                        -------------  -------------- -------------
   Net increase (decrease)                                     4,798           4,190         1,635
----------------------------------------------------    =============  ============== =============

(a) Period from March 5, 2004 (commencement of operations)

                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS



                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005            $   11.67      $      -         $ (0.11)      $      -          $ -            $     -        $ 11.56
     12/31/2004                10.61          0.01            1.05           1.06            -                  -          11.67
     12/31/2003                 8.16         (0.02)           2.47           2.45            -                  -          10.61
     12/31/2002                10.97         (0.03)          (2.76)         (2.79)           -              (0.02)          8.16
10/29(a)-12/31/01              10.00             -            0.97           0.97            -                  -          10.97

Class B
      6/30/2005                11.69         (0.03)          (0.07)         (0.10)           -                  -          11.59
03/05(a)-12/31/04              10.99          0.02            0.68           0.70            -                  -          11.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

Class B
05/02(a)-06/30/05              10.00          0.05            0.73           0.78            -                  -          10.78

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                12.47         (0.05)           0.29           0.24            -                  -          12.71
     12/31/2004                11.67         (0.12)           0.92           0.80            -                  -          12.47
     12/31/2003                 8.43         (0.05)           3.29           3.24            -                  -          11.67
     12/31/2002                11.60         (0.07)          (3.10)         (3.17)           -                  -           8.43
10/29(a)-12/31/01              10.00         (0.01)           1.61           1.60            -                  -          11.60

Class B
      06/30/05                 12.48          0.01            0.26           0.27            -                  -          12.75
  03/05(a)-12/31/04            12.21         (0.02)           0.29           0.27            -                  -          12.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                15.50          0.02            0.18           0.20            -                  -          15.70
     12/31/2004                14.76          0.01            0.73           0.74            -                  -          15.50
     12/31/2003                10.91         (0.03)           3.88           3.85            -                  -          14.76
     12/31/2002                16.33         (0.04)          (5.38)         (5.42)           -                  -          10.91
     12/31/2001                18.58         (0.04)          (2.18)         (2.22)           -              (0.03)         16.33
     12/31/2000                22.91         (0.01)          (3.08)         (3.09)           -              (1.24)         18.58

Class B
      6/30/2005                15.50          0.01            0.21           0.22            -                  -          15.72
  03/05(a)-12/31/04            15.41          0.04            0.09           0.13        (0.04)                 -          15.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Assuming No Expense Reimburse-
                                                                                                      ment or Fees Paid Indirectly
                                                                                                     -------------------------------
                                      Supplemental Data                                              -------------------------------
                            ----------------------------------------                   Ratio of Net                    Ratio of Net
                            ----------------------------------------   Ratio of         Investment     Ratio of         Investment
                                         Net Assets,                   Expenses to     Income (Loss)  Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net      to Average    Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)     Net Assets (c)  Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

Class A
      6/30/2005               (0.94)%    $ 323,211        48.10%           1.02 %            0.18 %         n/a %         n/a %
     12/31/2004                9.99        191,003        96.49            1.07              0.09          1.10          0.06
     12/31/2003               30.02         36,421       140.00            1.10             (0.41)         1.18         (0.49)
     12/31/2002              (25.47)         6,857       180.06            1.10             (0.33)         1.15         (0.38)
10/29(a)-12/31/01              9.70          6,058        14.93            1.10             (0.26)         1.32         (0.48)

Class B
      6/30/2005               (0.86)           161        48.10            0.82              0.41           n/a            n/a
03/05(a)-12/31/04              6.37             24        96.49            0.86              0.55          0.90          0.52

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND

Class A
05/02(a)-06/30/05              7.80         55,494         7.12            1.04              3.64        n/a            n/a

Class B
05/02(a)-06/30/05              7.80            108         7.12            0.85              3.70        n/a            n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

Class A
      6/30/2005                1.92         46,503        35.70            1.16             (0.77)          n/a           n/a
     12/31/2004                6.86         44,358        92.65            1.16             (0.92)         1.18         (0.94)
     12/31/2003               38.43         43,940        30.17            1.15             (0.89)         1.19         (0.93)
     12/31/2002              (27.32)        12,915        46.22            1.15             (0.83)         1.17         (0.85)
10/29(a)-12/31/01             16.00          7,665         3.86            1.15             (0.74)         1.24         (0.83)

Class B
      06/30/05                 2.16            134        35.70            0.96             (0.56)          n/a           n/a
  03/05(a)-12/31/04            2.21              7        92.65            0.96             (0.68)         0.98         (0.70)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND

Class A
      6/30/2005                1.29        231,218       137.54            1.01              0.14           n/a           n/a
     12/31/2004                5.02        292,638       195.33            1.04              0.11          1.11          0.04
     12/31/2003               35.29        244,667       168.09            1.08             (0.27)         1.15         (0.34)
     12/31/2002              (33.19)       175,439       236.63            1.08             (0.25)          n/a           n/a
     12/31/2001              (11.97)       341,162        86.80            1.07             (0.23)          n/a           n/a
     12/31/2000              (13.44)       459,577        88.34            1.07             (0.03)          n/a           n/a

Class B
      6/30/2005                1.42            113       137.54            0.82              0.43           n/a           n/a
  03/05(a)-12/31/04            0.82              7       195.33            0.79              0.88          0.86           0.81

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005            $    14.96      $ 0.06         $ (0.42)       $ (0.36)             $ -           $ -           $ 14.60
     12/31/2004                 14.17        0.11            0.79           0.90            (0.11)            -             14.96
     12/31/2003                 11.45        0.09            2.72           2.81            (0.09)            -             14.17
     12/31/2002                 14.53        0.10           (3.08)         (2.98)           (0.10)            -             11.45
     12/31/2001                 16.21        0.07           (1.67)         (1.60)           (0.07)        (0.01)            14.53
     12/31/2000                 18.47        0.08           (0.08)             -            (0.09)        (2.17)            16.21

Class B
      6/30/2005                 15.02           -           (0.35)         (0.35)               -             -             14.67
  03/05(a)-12/31/04             14.68        0.07            0.34           0.41            (0.07)            -             15.02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005                 19.97       (0.07)          (0.27)         (0.34)               -             -             19.63
     12/31/2004                 16.81       (0.12)           3.28           3.16                -             -             19.97
     12/31/2003                 12.01       (0.10)           4.90           4.80                -             -             16.81
     12/31/2002                 15.55       (0.08)          (3.46)         (3.54)               -             -             12.01
     12/31/2001                 14.20       (0.41)           1.97           1.56                -         (0.21)            15.55
     12/31/2000                 16.97       (0.04)          (2.23)         (2.27)               -         (0.50)            14.20

Class B
      6/30/2005                 20.02        0.04           (0.36)         (0.32)               -             -             19.70
  03/05(a)-12/31/04             18.33       (0.04)           1.73           1.69                -             -             20.02

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005                 10.02        0.06            0.17           0.23                -             -             10.25
     12/31/2004                  9.27        0.12            0.75           0.87            (0.12)            -             10.02
     12/31/2003                  8.26        0.12            1.01           1.13            (0.12)            -              9.27
     12/31/2002                  9.05        0.20           (0.80)         (0.60)           (0.19)            -              8.26
     12/31/2001                  9.69        0.21           (0.65)         (0.44)           (0.20)            -              9.05
  05/01(a)-12/31/00             10.00        0.11           (0.31)         (0.20)           (0.11)            -              9.69

Class B
      6/30/2005                 10.10        0.03            0.21           0.24                -             -             10.34
  03/05(a)-12/31/04              9.52        0.06            0.58           0.64            (0.06)            -             10.10

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005                 15.67       (0.01)          (0.49)         (0.50)               -             -             15.17
     12/31/2004                 13.28        0.05            2.34           2.39                -             -             15.67
     12/31/2003                  9.79       (0.06)           3.55           3.49                -             -             13.28
     12/31/2002                 13.83       (0.07)          (3.97)         (4.04)               -             -              9.79
     12/31/2001                 23.55       (0.11)          (9.35)         (9.46)               -         (0.26)            13.83
     12/31/2000                 43.62       (0.20)        (14.90)        (15.10)                -         (4.97)            23.55

Class B
      6/30/2005                 15.70       (0.10)          (0.39)         (0.49)               -             -             15.21
  03/05(a)-12/31/04             13.97        0.05            1.68           1.73                -             -             15.70

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND

Class A
      6/30/2005             (2.41)%          $ 274,352     53.37%           0.96 %          0.72 %          n/a %             n/a %
     12/31/2004              6.32              357,978    100.79            0.96            0.85           1.00              0.81
     12/31/2003             24.54              245,913     80.50            0.97            0.83           1.01              0.79
     12/31/2002            (20.53)             149,242     94.37            0.97            0.78           1.00              0.75
     12/31/2001             (9.83)             174,813    102.56            0.97            0.58           0.99              0.56
     12/31/2000              0.28              146,888    192.40            0.97            0.57            n/a               n/a

Class B
      6/30/2005             (2.33)                 123     53.37            0.77            0.85            n/a               n/a
  03/05(a)-12/31/04          2.81                   20    100.79            0.76            1.33           0.80              1.29

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND

Class A
      6/30/2005             (1.70)             159,171     32.72            1.06           (0.74)           n/a                n/a
     12/31/2004             18.80              169,746     53.14            1.06           (0.76)          1.07             (0.77)
     12/31/2003             39.97              109,972     70.06            1.05           (0.75)          1.10             (0.80)
     12/31/2002            (22.77)              76,198     71.45            1.05           (0.49)          1.08             (0.52)
     12/31/2001             11.00              112,967     65.36            1.05           (0.31)          1.07             (0.33)
     12/31/2000            (13.25)              77,200     89.43            1.05           (0.30)           n/a                n/a

Class B
      6/30/2005             (1.60)                 115     32.72            0.86           (0.69)           n/a                n/a
  03/05(a)-12/31/04          9.22                    7     53.14            0.84           (0.53)          0.86             (0.55)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND

Class A
      6/30/2005              2.30              114,048     46.19            1.01            1.18            n/a               n/a
     12/31/2004              9.42              104,564    163.88            1.03            1.25           1.04              1.24
     12/31/2003             13.73              114,262     60.48            1.05            1.64           1.07              1.62
     12/31/2002             (6.57)              75,591     90.71            1.05            2.11           1.07              2.09
     12/31/2001             (4.49)              72,281    105.66            1.05            2.48           1.06              2.47
  05/01(a)-12/31/00         (2.00)              44,294     41.10            1.05            2.42            n/a               n/a

Class B
      6/30/2005              2.38                  113     46.19            0.81            1.41            n/a               n/a
  03/05(a)-12/31/04          6.78                    2    163.88            0.77            1.38           0.78              1.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND

Class A
      6/30/2005             (3.19)             205,621     77.98            1.01           (0.09)           n/a               n/a
     12/31/2004             18.00              210,402    231.52            1.02            0.39           1.04              0.37
     12/31/2003             35.65              158,013     31.95            1.05           (0.51)          1.07             (0.53)
     12/31/2002            (29.21)             135,669     56.03            1.04           (0.51)          1.09             (0.56)
     12/31/2001            (40.19)             260,726     96.69            1.01           (0.61)          1.03             (0.63)
     12/31/2000            (34.74)             496,830    110.81            0.99           (0.67)           n/a               n/a

Class B
      6/30/2005             (3.12)                 107     77.98            0.81            0.17            n/a               n/a
  03/05(a)-12/31/04         12.38                    3    231.52            0.78            0.97           0.80              0.95

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS





                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05          $  10.00         $    -           $ 0.50         $ 0.50          $ -              $ -         $ 10.50

Class B
05/02(a)-06/30/05             10.00           0.01             0.49           0.50            -                -           10.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05             10.00           0.02            0.72           0.74             -                -           10.74

Class B
05/02(a)-06/30/05             10.00           0.03            0.71           0.74             -                -           10.74

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               11.04           0.09           (0.36)         (0.27)            -                -           10.77
     12/31/2004                9.61           0.10            1.47           1.57         (0.14)               -           11.04
     12/31/2003                7.59           0.10            2.06           2.16         (0.14)               -            9.61
     12/31/2002                9.66           0.08           (2.07)         (1.99)        (0.08)               -            7.59
     12/31/2001               12.23           0.08           (2.56)         (2.48)        (0.07)           (0.02)           9.66
     12/31/2000               16.79           0.08           (2.49)         (2.41)        (0.01)           (2.14)          12.23

Class B
      6/30/2005               11.06           0.17           (0.42)         (0.25)            -                -           10.81
  03/05(a)-12/31/04           10.11           0.09            0.99           1.08         (0.13)               -           11.06

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005                9.29           0.09           (0.14)         (0.05)            -                -            9.24
     12/31/2004                7.65           0.07            1.65           1.72         (0.08)               -            9.29
     12/31/2003                5.56              -            2.19           2.19         (0.10)               -            7.65
     12/31/2002                7.75           0.07           (2.13)         (2.06)        (0.13)               -            5.56
     12/31/2001                9.79           0.09           (2.08)         (1.99)        (0.04)           (0.01)           7.75
     12/31/2000               13.15           0.04           (2.10)         (2.06)        (0.06)           (1.24)           9.79

Class B
      6/30/2005                9.37           0.09           (0.12)         (0.03)            -                -            9.34
  03/05(a)-12/31/04            8.17           0.03            1.18           1.21         (0.01)               -            9.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005               14.66          (3.91)           4.18           0.27             -                -           14.93
     12/31/2004               13.16           0.02            3.21           3.23         (0.02)           (1.71)          14.66
     12/31/2003               10.23           0.04            2.92           2.96         (0.03)               -           13.16
     12/31/2002               11.97           0.03           (1.72)         (1.69)        (0.03)           (0.02)          10.23
     12/31/2001               11.75           0.06            1.50           1.56         (0.06)           (1.28)          11.97
     12/31/2000                9.63           0.03            2.40           2.43         (0.03)           (0.28)          11.75

Class B
      6/30/2005               14.70           0.02            0.26           0.28             -                -           14.98
  03/05(a)-12/31/04           14.28           0.02            2.13           2.15         (0.02)           (1.71)          14.70

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND

Class A
05/02(a)-06/30/05              5.00 %       $ 53,037      1.77%         1.15 %            0.27 %          n/a %             n/a %

Class B
05/02(a)-06/30/05              5.00              105      1.77          0.95              0.47            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND

Class A
05/02(a)-06/30/05              7.40           54,488     13.80          1.05              1.36            n/a                n/a

Class B
05/02(a)-06/30/05              7.40              107     13.80          0.85              1.56            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND

Class A
      6/30/2005               (2.45)         173,695     86.51          1.11              2.56            n/a                n/a
     12/31/2004               16.34           94,998     75.17          1.17              0.96           1.19               0.94
     12/31/2003               28.53           96,811    113.94          1.23              1.17           1.26               1.14
     12/31/2002              (20.58)          78,272    134.52          1.18              0.83           1.21               0.80
     12/31/2001              (20.29)         103,972     66.42          1.17              0.76           1.18               0.75
     12/31/2000              (13.99)         126,816    138.12          1.17              0.44            n/a                n/a

Class B
      6/30/2005               (2.26)             104     86.51          0.90              3.54            n/a                n/a
  03/05(a)-12/31/04           10.72                1     75.17          0.92              1.30           0.94               1.28

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND

Class A
      6/30/2005               (0.54)         177,992     41.15          1.10              3.17            n/a               n/a
     12/31/2004               22.54           82,081     90.31          1.13              1.14            n/a               n/a
     12/31/2003               39.43           29,609    131.90          1.12              0.75            n/a               n/a
     12/31/2002              (26.59)           5,642    146.48          1.08              0.95            n/a               n/a
     12/31/2001              (20.33)           7,304     82.18          1.07              1.07            n/a               n/a
     12/31/2000              (15.45)           9,264    120.75          1.07              0.40            n/a               n/a

Class B
      6/30/2005               (0.32)             111     41.15          0.89              4.69            n/a               n/a
  03/05(a)-12/31/04           14.85                5     90.31          0.93              1.36            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND

Class A
      6/30/2005                1.84          211,188     46.32          1.03              0.28            n/a                n/a
     12/31/2004               24.72          222,542    100.95          1.08              0.20           1.13               0.15
     12/31/2003               28.89          142,798     88.62          1.08              0.40           1.17               0.31
     12/31/2002              (14.08)          76,890     98.18          1.08              0.41           1.12               0.37
     12/31/2001               13.24           26,886    143.12          1.07              0.65           1.20               0.52
     12/31/2000               25.37           15,478    134.53          1.07              0.37            n/a               n/a

Class B
      6/30/2005                1.90              163     46.32          0.84              0.63            n/a                n/a
  03/05(a)-12/31/04           15.20               29    100.95          0.88              0.45           0.93               0.40

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS


                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005            $    13.81      $     -          $ 0.02         $ 0.02              $ -            $ -         $ 13.83
     12/31/2004                 13.05        (0.02)           2.03           2.01            (0.01)         (1.24)          13.81
     12/31/2003                  9.40         0.01            3.64           3.65                -              -           13.05
     12/31/2002                 11.40            -           (1.96)         (1.96)               -          (0.04)           9.40
     12/31/2001                 10.28         0.02            1.77           1.79            (0.02)         (0.65)          11.40
     12/31/2000                  8.84         0.02            1.45           1.47            (0.03)             -           10.28

Class B
      6/30/2005                 13.84         0.01            0.02           0.03                -              -           13.87
  03/05(a)-12/31/04             13.92            -            1.16           1.16                -          (1.24)          13.84

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005                 10.83         0.10            0.15           0.25                -              -           11.08
     12/31/2004                 10.47         0.35            0.04           0.39            (0.03)             -           10.83
     12/31/2003                 10.48         0.23            0.07           0.30            (0.19)         (0.12)          10.47
  01/15(a)-12/31/02             10.00         0.36            0.50           0.86            (0.36)         (0.02)          10.48

Class B
      6/30/2005                 10.76         0.10            0.16           0.26                -              -           11.02
  03/05(a)-12/31/04             10.73         0.12            0.02           0.14            (0.11)             -           10.76

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005                  8.80         0.28           (0.33)         (0.05)               -              -            8.75
     12/31/2004                  7.93         0.07            0.82           0.89            (0.02)             -            8.80
     12/31/2003                  6.16         0.03            1.76           1.79            (0.02)             -            7.93
     12/31/2002                  8.21         0.04           (2.09)         (2.05)               -              -            6.16
     12/31/2001                  9.34         0.03           (1.13)         (1.10)           (0.03)             -            8.21
     12/31/2000                 10.58         0.04           (1.24)         (1.20)           (0.03)        (0.01)            9.34

Class B
      6/30/2005                  8.73         0.02           (0.05)         (0.03)               -              -            8.70
  03/05(a)-12/31/04              8.24         0.08            0.48           0.56            (0.07)             -            8.73

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005                 13.67         0.32           (0.51)         (0.19)               -              -           13.48
     12/31/2004                 11.45         0.16            2.07           2.23            (0.01)             -           13.67
     12/31/2003                  8.44         0.10            3.04           3.14            (0.13)             -           11.45
  01/15(a)-12/31/02             10.00         0.15           (1.51)         (1.36)           (0.20)             -            8.44

Class B
      6/30/2005                 13.66         0.15           (0.33)         (0.18)               -              -           13.48
  03/05(a)-12/31/04             12.05         0.05            1.62           1.67            (0.06)             -           13.66

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND

Class A
      6/30/2005                0.14 %     $ 188,005       44.69%           1.06 %        (0.02)%         n/a %             n/a %
     12/31/2004               15.38         218,851      105.06            1.12          (0.20)          1.18             (0.26)
     12/31/2003               38.83         155,191       70.95            1.13           0.17           1.20              0.10
     12/31/2002              (17.22)         74,559       94.87            1.14          (0.03)          1.17             (0.06)
     12/31/2001               17.34          35,164       78.01            1.15           0.32           1.21              0.26
     12/31/2000               16.60          14,614       58.07            1.15           0.36            n/a               n/a

Class B
      6/30/2005                0.22             166       44.69            0.86           0.07            n/a               n/a
  03/05(a)-12/31/04            8.34              27      105.06            0.92          (0.10)          0.98             (0.16)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND

Class A
      6/30/2005               2.31          146,833       29.23 (e)        0.61           3.28            n/a                n/a
     12/31/2004               3.74          116,440      155.71 (e)        0.61           3.31            n/a                n/a
     12/31/2003               2.87           83,547       70.57            0.60           3.29            n/a                n/a
  01/15(a)-12/31/02           8.55           34,286       77.16            0.60           4.12            n/a                n/a

Class B
      6/30/2005               2.42              129       29.23 (e)        0.41           3.49            n/a                n/a
  03/05(a)-12/31/04           1.35               17      155.71 (e)        0.41           3.38            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

Class A
      6/30/2005              (0.57)          58,134       24.98            0.79              0.88         n/a                n/a
     12/31/2004              11.27          181,444       66.90            0.78              1.17        0.78               1.17
     12/31/2003              29.09           89,068      123.94            0.87              0.87        0.89               0.85
     12/31/2002             (24.94)          42,071       63.08            0.89              0.69        0.90               0.68
     12/31/2001             (11.78)          31,415       55.97            0.90              0.44         n/a                n/a
     12/31/2000             (11.38)          22,622       57.14            0.90              0.56         n/a                n/a

Class B
      6/30/2005              (0.34)             112       24.98            0.61              1.15         n/a                n/a
  03/05(a)-12/31/04           6.85                4       66.90            0.58              1.55        0.58               1.55

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND

Class A
      6/30/2005              (1.39)         215,295       24.22            0.66              3.01         n/a                n/a
     12/31/2004              19.49          298,098        2.77            0.66              1.83         n/a                n/a
     12/31/2003              37.31           97,126        1.66            0.65              1.59         n/a                n/a
  01/15(a)-12/31/02         (13.60)          26,518       32.40            0.65              1.56         n/a                n/a

Class B
      6/30/2005              (1.32)             147       24.22            0.46              3.77         n/a                n/a
  03/05(a)-12/31/04          13.85               50        2.77            0.46              1.19         n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Mellon
     Capital  Management Bond Index Fund on 06/30/05 and 12/31/04 is 173.77% and
     215.24%, respectively.



                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005            $   13.28       $ 0.05          $ 0.44         $ 0.49              $ -           $ -          $ 13.77
     12/31/2004                11.47         0.06            1.75           1.81                -             -            13.28
     12/31/2003                 8.55         0.03            2.92           2.95            (0.03)            -            11.47
  01/15(a)-12/31/02            10.00         0.06           (1.45)         (1.39)           (0.06)            -             8.55

Class B
      6/30/2005                13.27         0.05            0.45           0.50                -             -            13.77
  03/05(a)-12/31/04            12.28         0.05            0.98           1.03            (0.04)            -            13.27

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005                10.66         0.07           (0.18)         (0.11)               -             -            10.55
     12/31/2004                 9.84         0.12            0.87           0.99            (0.12)        (0.05)           10.66
     12/31/2003                 7.79         0.03            2.13           2.16            (0.08)        (0.03)            9.84
  01/15(a)-12/31/02            10.00         0.05           (2.26)         (2.21)               -             -             7.79

Class B
      6/30/2005                10.72         0.06           (0.17)         (0.11)               -             -            10.61
  03/05(a)-12/31/04            10.25         0.09            0.52           0.61            (0.09)        (0.05)           10.72

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005                13.43         0.04           (0.23)         (0.19)               -             -           13.24
     12/31/2004                11.46         0.07            1.93           2.00                -         (0.03)          13.43
     12/31/2003                 7.94         0.05            3.59           3.64            (0.04)        (0.08)          11.46
  01/15(a)-12/31/02            10.00         0.08           (2.06)         (1.98)           (0.08)            -            7.94

Class B
      6/30/2005                13.39         0.04           (0.22)         (0.18)               -             -           13.21
  03/05(a)-12/31/04            12.33         0.06            1.08           1.14            (0.05)        (0.03)          13.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005                11.92         0.07           (0.12)         (0.05)               -             -           11.87
     12/31/2004                10.12         0.03            1.78           1.81            (0.01)            -           11.92
     12/31/2003                 7.20         0.03            2.89           2.92                -             -           10.12
     12/31/2002                 9.27         0.03           (2.10)         (2.07)               -             -            7.20
  05/01(a)-12/31/01            10.00         0.03           (0.76)         (0.73)               -             -            9.27

Class B
      6/30/2005                11.93         0.05           (0.08)         (0.03)               -             -           11.90
  03/05(a)-12/31/04            10.71         0.03            1.21           1.24            (0.02)            -           11.93

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND

Class A
      6/30/2005                3.69 %      $ 234,597        4.16%           0.61 %         0.92 %          n/a %             n/a %
     12/31/2004               15.79          198,751       13.75            0.60           0.62            n/a               n/a
     12/31/2003               34.55           81,077       18.34            0.60           0.65           0.61              0.64
  01/15(a)-12/31/02          (13.94)          12,728       60.00            0.60           0.60           0.61              0.59

Class B
      6/30/2005                3.77              189        4.16            0.41           1.02            n/a               n/a
  03/05(a)-12/31/04            8.42               90       13.75            0.40           0.84            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND

Class A
      6/30/2005               (1.03)         361,570       13.43            0.61           1.24            n/a               n/a
     12/31/2004               10.06          361,845        6.74            0.60           1.49            n/a               n/a
     12/31/2003               27.79          190,338        8.90            0.60           1.22           0.61              1.21
  01/15(a)-12/31/02          (22.10)          46,776        1.89            0.60           1.15           0.61              1.14

Class B
      6/30/2005               (1.03)             369       13.43            0.41           1.45            n/a               n/a
  03/05(a)-12/31/04            5.91              239        6.74            0.40           2.07            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND

Class A
      6/30/2005               (1.41)         201,591       15.33            0.60           0.83            n/a               n/a
     12/31/2004               17.42          173,822       17.66            0.60           0.81            n/a               n/a
     12/31/2003               45.88           76,130       38.17            0.60           0.75           0.61              0.74
  01/15(a)-12/31/02          (19.79)          20,027       49.44            0.60           0.96           0.62              0.94

Class B
      6/30/2005               (1.34)             201       15.33            0.40           1.06            n/a               n/a
  03/05(a)-12/31/04            9.24               85       17.66            0.40           1.25            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND

Class A
      6/30/2005               (0.42)         242,997       11.70            1.06           1.33            n/a               n/a
     12/31/2004               17.93          235,047       17.59            1.06           0.56            n/a               n/a
     12/31/2003               40.56          104,625       38.02            1.05           0.57            n/a               n/a
     12/31/2002              (22.33)          50,522       64.05            1.05           0.44            n/a               n/a
  05/01(a)-12/31/01           (7.30)          59,841       44.80            1.05           0.54            n/a               n/a

Class B
      6/30/2005               (0.25)             163       11.70            0.86           2.24            n/a               n/a
  03/05(a)-12/31/04           11.60               24       17.59            0.86           0.59            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.



                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005            $   8.63    $    (0.01)        $ (0.05)       $ (0.06)             $ -           $ -           $ 8.57
     12/31/2004                8.28          0.01            0.34           0.35                -             -             8.63
     12/31/2003                7.03         (0.03)           1.28           1.25                -             -             8.28
     12/31/2002                9.41         (0.03)          (2.35)         (2.38)               -             -             7.03
  05/01(a)-12/31/01           10.00          0.01           (0.59)         (0.58)           (0.01)            -             9.41

Class B
      6/30/2005                8.64         (0.07)           0.02          (0.05)               -             -             8.59
  03/05(a)-12/31/04            8.57          0.03            0.04           0.07                -             -             8.64

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005               11.96          0.10            0.23           0.33                -             -            12.29
     12/31/2004               11.76          0.17            0.36           0.53            (0.20)        (0.13)           11.96
     12/31/2003               11.60          0.13            0.42           0.55            (0.17)        (0.22)           11.76
     12/31/2002               10.66          0.24            0.70           0.94                -             -            11.60
     12/31/2001               10.29          0.30            0.68           0.98            (0.28)        (0.33)           10.66
     12/31/2000                9.64          0.45            0.68           1.13            (0.47)        (0.01)           10.29

Class B
      6/30/2005               12.15          0.04            0.30           0.34                -             -            12.49
  03/05(a)-12/31/04           12.02          0.08            0.22           0.30            (0.04)        (0.13)           12.15

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005               18.59          0.03            0.18           0.21                -             -            18.80
     12/31/2004               16.54          0.20            1.96           2.16            (0.11)            -            18.59
     12/31/2003               13.04          0.08            3.47           3.55            (0.05)            -            16.54
     12/31/2002               17.18             -           (4.14)         (4.14)               -             -            13.04
     12/31/2001               22.91         (0.01)          (5.72)         (5.73)               -             -            17.18
     12/31/2000               28.45         (0.05)          (5.03)         (5.08)               -         (0.46)           22.91

Class B
      6/30/2005               18.59          0.02            0.21           0.23                -             -            18.82
  03/05(a)-12/31/04           17.26          0.15            1.32           1.47            (0.14)            -            18.59

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                8.09         (0.02)           0.02              -                -             -            8.09
     12/31/2004                6.82         (0.04)           1.31           1.27                -             -            8.09
     12/31/2003                5.11         (0.03)           1.74           1.71                -             -            6.82
     12/31/2002                7.23         (0.04)          (2.08)         (2.12)               -             -            5.11
     12/31/2001                9.90         (0.05)          (2.62)         (2.67)               -             -            7.23
  05/01(a)-12/31/00           10.00             -           (0.10)         (0.10)               -             -            9.90

Class B
      6/30/2005                8.11          0.04           (0.04)             -                -             -            8.11
  03/05(a)-12/31/04            7.32         (0.02)           0.81           0.79                -             -            8.11

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GROWTH FUND

Class A
      6/30/2005                 (0.70)%   $  25,050      41.37%           1.01 %       (0.21)%          n/a %              n/a %
     12/31/2004                  4.23        24,479     124.90            1.01          0.12            n/a                n/a
     12/31/2003                 17.78        32,993      94.02            1.00         (0.49)           n/a                n/a
     12/31/2002                (25.29)       17,846      55.58            1.00         (0.49)           n/a                n/a
  05/01(a)-12/31/01             (5.82)       13,557      58.88            1.00          0.17            n/a                n/a

Class B
      6/30/2005                 (0.58)          119      41.37            0.81          0.02            n/a                n/a
  03/05(a)-12/31/04              0.82             1     124.90            0.82          0.61            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND

Class A
      6/30/2005                  2.76       485,277     135.83 (f)        0.81          2.47            n/a                n/a
     12/31/2004                  4.45       390,124     162.80 (f)        0.81          1.72            n/a                n/a
     12/31/2003                  4.78       317,301     146.76            0.80          2.02            n/a                n/a
     12/31/2002                  8.85       211,362     116.05            0.80          3.23            n/a                n/a
     12/31/2001                  9.52        54,851     112.25            0.80          4.35            n/a                n/a
     12/31/2000                 11.75        21,715     221.61            0.93 (e)      5.98            n/a                n/a

Class B
      6/30/2005                  2.80           152     135.83 (f)        0.61          3.16            n/a                n/a
  03/05(a)-12/31/04              2.46            30     162.80 (f)        0.61          3.09            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND

Class A
      6/30/2005                 1.13        157,184      68.44            0.98          0.38            n/a                n/a
     12/31/2004                13.04        149,669      91.21            0.99          0.95           1.06               0.88
     12/31/2003                27.23        164,927      74.82            1.00          0.45           1.07               0.38
     12/31/2002               (24.10)       153,303     123.47            0.99          0.23           1.05               0.17
     12/31/2001               (25.01)       282,049      91.77            0.96         (0.07)          0.99              (0.10)
     12/31/2000               (17.85)       497,299      77.67            0.94         (0.22)          0.95              (0.23)

Class B
      6/30/2005                 1.24            115      68.44            0.79          0.46            n/a                n/a
  03/05(a)-12/31/04             8.55             11     191.21            0.78          2.15           0.85               2.08

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND

Class A
      6/30/2005                 0.00        32,268       43.36            1.06         (0.50)           n/a                n/a
     12/31/2004                18.62        33,829      111.57            1.06         (0.62)          1.14              (0.70)
     12/31/2003                33.46        28,909      116.81            1.05         (0.52)          1.11              (0.58)
     12/31/2002               (29.32)       18,647      116.70            1.05         (0.62)          1.10              (0.67)
     12/31/2001               (26.97)       29,541      211.61            1.05         (0.46)          1.09              (0.50)
  05/01(a)-12/31/00            (1.00)       46,122       58.67            1.05         (0.09)          1.06              (0.10)

Class B
      6/30/2005                 0.00           114       43.36            0.86         (0.34)           n/a                n/a
  03/05(a)-12/31/04            10.79             1      111.57            0.78         (0.34)          0.87              (0.43)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses was 0.80%.

(f)  The Portfolio  Turnover  including  dollar roll  transactions for JNL/PIMCO
     Total  Return Bond Fund on 06/30/05  and  12/31/04 was 259.93% and 352.28%,
     respectively.


                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005            $  17.42         $ 0.09        $      -         $ 0.09              $ -           $ -         $ 17.51
     12/31/2004               16.09           0.24            1.33           1.57            (0.24)            -           17.42
     12/31/2003               13.06           0.16            3.04           3.20            (0.17)            -           16.09
     12/31/2002               16.50           0.16           (3.44)         (3.28)           (0.16)            -           13.06
     12/31/2001               17.78           0.15           (1.27)         (1.12)           (0.16)            -           16.50
     12/31/2000               16.78           0.16            1.00           1.16            (0.16)            -           17.78

Class B
      6/30/2005               17.48           0.04            0.08           0.12                -             -           17.60
  03/05(a)-12/31/04           16.82           0.21            0.66           0.87            (0.21)            -           17.48

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005               11.89              -           (0.02)         (0.02)               -             -           11.87
     12/31/2004               10.57           0.02            1.31           1.33            (0.01)            -           11.89
     12/31/2003                8.44           0.06            2.20           2.26            (0.13)            -           10.57
     12/31/2002               10.45           0.06           (1.97)         (1.91)           (0.10)            -            8.44
     12/31/2001               12.86           0.02           (1.38)         (1.36)           (0.35)        (0.70)          10.45
     12/31/2000               14.69          (0.10)          (1.28)         (1.38)           (0.17)        (0.28)          12.86

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                10.35         (0.10)           0.24           0.14                -             -           10.49
10/04(a)-12/31/04              10.00          0.14            0.21           0.35                -             -           10.35

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                12.23             -           (0.01)         (0.01)               -             -           12.22
     12/31/2004                11.07          0.07            1.19           1.26            (0.06)        (0.04)          12.23
     12/31/2003                 9.25          0.08            1.93           2.01            (0.19)            -           11.07
     12/31/2002                10.70          0.08           (1.41)         (1.33)           (0.12)            -            9.25
     12/31/2001                12.37          0.01           (0.92)         (0.91)           (0.32)        (0.44)          10.70
     12/31/2000                13.42          0.03           (0.62)         (0.59)           (0.21)        (0.25)          12.37

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                10.54          0.24           (0.17)          0.07                -             -           10.61
10/04(a)-12/31/04              10.00          0.11            0.43           0.54                -             -           10.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                11.67         (0.01)           0.05           0.04                -             -           11.71
     12/31/2004                10.91          0.12            0.92           1.04            (0.11)        (0.17)          11.67
     12/31/2003                 9.48          0.10            1.58           1.68            (0.25)            -           10.91
     12/31/2002                10.54          0.10           (0.99)         (0.89)           (0.17)            -            9.48
     12/31/2001                11.83          0.08           (0.65)         (0.57)           (0.34)        (0.38)          10.54
     12/31/2000                12.45          0.11           (0.31)         (0.20)           (0.23)        (0.19)          11.83

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND

Class A
      6/30/2005                 0.52 %     $ 190,023      38.33%           0.97 %        0.95 %             n/a %             n/a %
     12/31/2004                 9.76         215,615      46.27            0.97          1.24              1.01              1.20
     12/31/2003                24.55         309,732      67.86            0.98          1.16              1.03              1.11
     12/31/2002               (19.87)        256,100      62.19            0.98          1.06              1.01              1.03
     12/31/2001                (6.32)        347,246      82.54            0.96          0.89              0.99              0.86
     12/31/2000                 6.96         422,750      86.43            0.96          1.05              0.97              1.04

Class B
      6/30/2005                 0.69             103      38.33            0.77          1.12               n/a               n/a
  03/05(a)-12/31/04             5.17               1      46.27            0.75          1.58              0.79              1.54

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

Class A
      6/30/2005                (0.17)        646,257      30.40            0.18         (0.09)              n/a             n/a
     12/31/2004                12.61         670,711      62.01            0.18          0.41               n/a             n/a
     12/31/2003                26.80         164,016       3.87            0.20          0.97               n/a             n/a
     12/31/2002               (18.26)         97,110      37.53            0.20          0.77               n/a             n/a
     12/31/2001               (10.58)        107,519      67.65            0.20          1.16               n/a             n/a
     12/31/2000                (9.37)         95,075      24.94            0.20          1.62               n/a             n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND

Class A
      6/30/2005                 1.35          52,552      10.59            0.19          0.26              n/a              n/a
10/04(a)-12/31/04               3.50          13,909      13.03            0.18         12.94              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND

Class A
      6/30/2005                (0.08)      1,000,228      27.39            0.16         (0.08)             n/a              n/a
     12/31/2004                11.41       1,001,562      46.80            0.17          0.67              n/a              n/a
     12/31/2003                21.73         609,887       3.33            0.20          1.40              n/a              n/a
     12/31/2002               (12.40)        331,543      32.67            0.20          1.26              n/a              n/a
     12/31/2001                (7.34)        298,741      59.64            0.20          1.66              n/a              n/a
     12/31/2000                (4.35)        222,052      19.23            0.20          2.61              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND

Class A
      6/30/2005                 0.66          83,915      16.59            0.19          0.16              n/a              n/a
10/04(a)-12/31/04               5.40          19,873       0.39            0.18         11.25              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND

Class A
      6/30/2005                 0.34         732,936      19.68            0.18         (0.05)             n/a              n/a
     12/31/2004                 9.58         619,106      38.10            0.18          1.20              n/a              n/a
     12/31/2003                17.75         402,322       2.24            0.20          1.79              n/a              n/a
     12/31/2002                (8.48)        227,833      31.43            0.20          1.75              n/a              n/a
     12/31/2001                (4.78)        187,495      49.46            0.20          2.42              n/a              n/a
     12/31/2000                (1.55)        139,701      25.30            0.20          3.53              n/a              n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005            $  8.51          $ 0.32         $ (0.30)        $ 0.02              $ -           $ -          $ 8.53
     12/31/2004               8.03            0.17            0.49           0.66            (0.18)            -            8.51
     12/31/2003               6.98            0.75            1.05           1.80            (0.75)            -            8.03
     12/31/2002               7.42            0.87           (0.44)          0.43            (0.87)            -            6.98
     12/31/2001               7.67            0.65           (0.24)          0.41            (0.66)            -            7.42
     12/31/2000               8.71            0.64           (1.05)         (0.41)           (0.63)            -            7.67

Class B
      6/30/2005               8.66           (0.01)           0.04           0.03                -             -            8.69
  03/05(a)-12/31/04           8.15            0.14            0.41           0.55            (0.04)            -            8.66

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              11.47            0.23            0.01           0.24                -             -           11.71
     12/31/2004              11.40            0.56            0.23           0.79            (0.53)        (0.19)          11.47
     12/31/2003              10.63            0.49            0.95           1.44            (0.52)        (0.15)          11.40
     12/31/2002              10.41            0.65            0.22           0.87            (0.65)            -           10.63
     12/31/2001              10.37            0.68            0.01           0.69            (0.65)            -           10.41
     12/31/2000              10.25            0.68            0.06           0.74            (0.62)            -           10.37

Class B
      6/30/2005              11.84            0.10            0.16           0.26                -             -           12.10
  03/05(a)-12/31/04          11.60            0.20            0.41           0.61            (0.18)        (0.19)          11.84

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              11.31            0.21            0.12           0.33                -             -           11.64
     12/31/2004              11.47            0.54           (0.10)          0.44            (0.53)        (0.07)          11.31
     12/31/2003              11.89            0.45           (0.31)          0.14            (0.42)        (0.14)          11.47
     12/31/2002              11.17            0.42            0.86           1.28            (0.42)        (0.14)          11.89
     12/31/2001              10.96            0.50            0.25           0.75            (0.49)        (0.05)          11.17
     12/31/2000              10.36            0.60            0.59           1.19            (0.59)            -           10.96

Class B
      6/30/2005              11.71            0.11            0.24           0.35                -             -           12.06
  03/05(a)-12/31/04          11.75            0.16            0.02           0.18            (0.15)        (0.07)          11.71

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND

Class A
      6/30/2005              0.24 %         $ 262,885     13.99%           0.81 %       7.47 %            n/a %             n/a %
     12/31/2004              8.22             284,949    149.00            0.83         6.97              n/a               n/a
     12/31/2003             25.79              19,464     71.74            0.90         8.47              n/a               n/a
     12/31/2002              5.76              17,079     77.04            0.90         8.88              n/a               n/a
     12/31/2001              5.33              20,220     48.73            0.90         8.54              n/a               n/a
     12/31/2000             (4.67)             16,437     35.52            0.90         9.17              n/a               n/a

Class B
      6/30/2005              0.35                132      13.99            0.61         8.05              n/a               n/a
  03/05(a)-12/31/04          6.84                 13     149.00            0.63         7.20              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND

Class A
      6/30/2005              2.09             287,721     63.79 (f)        0.94         4.36              n/a               n/a
     12/31/2004              6.91             236,706     74.16 (f)        0.94         4.63              n/a               n/a
     12/31/2003             13.53             197,923     61.03            0.95         5.03              n/a               n/a
     12/31/2002              8.38             125,881     83.34            0.95         6.22              n/a               n/a
     12/31/2001              6.71             123,310     86.36            0.98 (e)     6.46              n/a               n/a
     12/31/2000              7.28             116,654     93.13            0.95         7.42              n/a               n/a

Class B
      6/30/2005              2.20                 122     63.79 (f)        0.74         4.50              n/a               n/a
  03/05(a)-12/31/04          5.20                   8     74.16 (f)        0.72         4.87              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND

Class A
      6/30/2005              2.92             206,182     30.81 (f)        0.80         3.73              n/a               n/a
     12/31/2004              3.85             197,863     64.93 (f)        0.79         3.92              n/a               n/a
     12/31/2003              1.18             257,274     43.56            0.78         3.26              n/a               n/a
     12/31/2002             11.47             304,265     35.72            0.78         4.26              n/a               n/a
     12/31/2001              6.92             226,275     69.10            0.82 (e)     5.09              n/a               n/a
     12/31/2000             11.50             138,122     49.09            0.80         6.06              n/a               n/a

Class B
      6/30/2005              2.99                 117     30.81 (f)        0.60         3.97              n/a               n/a
  03/05(a)-12/31/04          1.54                  13    164.93 (f)        0.61         4.22              n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The ratio of net operating expenses for JNL/Salomon Brothers Strategic Bond
     Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund was 0.95% and 0.79%, respectively.

(f)  The Portfolio  Turnover  including dollar roll transactions for JNL/Salomon
     Brothers  Stratigic Bond Fund and  JNL/Salomon  Brothers U.S.  Government &
     Quality  Bond Fund on 06/30/05  was 254.18%  and  253.29%,  and 422.85% and
     643.06% on 12/30/04, respectively.


                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005            $    17.12       $ 0.19         $ (0.13)        $ 0.06              $ -            $ -          $ 17.18
     12/31/2004                 15.55         0.36            1.33           1.69            (0.02)         (0.10)           17.12
     12/31/2003                 13.14         0.32            2.51           2.83            (0.30)         (0.12)           15.55
     12/31/2002                 14.00         0.42           (0.69)         (0.27)           (0.42)         (0.17)           13.14
     12/31/2001                 13.13         0.41            0.98           1.39            (0.44)         (0.08)           14.00
     12/31/2000                 12.60         0.50            0.52           1.02            (0.46)         (0.03)           13.13

Class B
      6/30/2005                 16.98         0.10           (0.02)          0.08                -              -            17.06
  03/05(a)-12/31/04             16.19         0.17            0.89           1.06            (0.17)         (0.10)           16.98

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005                 19.41         0.07           (1.49)         (1.42)               -              -            17.99
     12/31/2004                 17.43         0.10            1.88           1.98                -              -            19.41
     12/31/2003                 14.06         0.13            3.24           3.37                -              -            17.43
     12/31/2002                 19.48         0.10           (5.38)         (5.28)           (0.14)             -            14.06
     12/31/2001                 25.97         0.08           (6.19)         (6.11)           (0.35)         (0.03)           19.48
     12/31/2000                 35.69         0.07           (6.55)         (6.48)           (0.59)         (2.65)           25.97

Class B
      6/30/2005                 19.45        (0.16)          (1.24)         (1.40)               -              -            18.05
  03/05(a)-12/31/04             18.37         0.11            0.97           1.08                -              -            19.45

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005                 19.71         0.02           (0.33)         (0.31)               -              -            19.40
     12/31/2004                 17.65        (0.02)           2.08           2.06                -              -            19.71
     12/31/2003                 13.03        (0.04)           4.66           4.62                -              -            17.65
     12/31/2002                 18.55        (0.04)          (5.48)         (5.52)               -              -            13.03
     12/31/2001                 26.65            -           (8.04)         (8.04)           (0.01)         (0.05)           18.55
     12/31/2000                 39.97         0.16           (8.45)         (8.29)           (0.51)         (4.52)           26.65

Class B
      6/30/2005                 19.75        (0.07)          (0.22)         (0.29)               -              -            19.46
  03/05(a)-12/31/04             18.67         0.04            1.04           1.08                -              -            19.75

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2004                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2003                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2002                  1.00         0.01               -           0.01            (0.01)             -             1.00
     12/31/2001                  1.00         0.03               -           0.03            (0.03)             -             1.00
     12/31/2000                  1.00         0.06               -           0.06            (0.06)             -             1.00

Class B
      6/30/2005                  1.00         0.01               -           0.01            (0.01)             -             1.00
  03/05(a)-12/31/04              1.00         0.01               -           0.01            (0.01)             -             1.00

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND

Class A
      6/30/2005               0.35 %       $ 380,159     15.19 %(e)       0.80 %         2.18 %          n/a %             n/a %
     12/31/2004              10.88           381,316    120.61            0.80           2.42            n/a               n/a
     12/31/2003              21.57           303,892     54.21            0.80           2.49           0.81              2.48
     12/31/2002              (1.93)          217,013     68.30            0.81           2.98           0.81              2.98
     12/31/2001              10.57           212,196     42.38            0.81           3.28            n/a               n/a
     12/31/2000               8.25           155,270     25.76            0.82           4.02            n/a               n/a

Class B
      6/30/2005               0.47               142     15.19 (e)        0.60           2.39            n/a               n/a
  03/05(a)-12/31/04           6.54                22    120.61            0.60           2.68            n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND

Class A
      6/30/2005              (7.32)          185,059    160.39            1.10           0.66            n/a %             n/a %
     12/31/2004              11.36           217,952    296.09            1.11           0.58           1.21              0.48
     12/31/2003              23.97           197,288    120.39            1.13           0.70           1.18              0.65
     12/31/2002             (27.12)          206,070     65.19            1.07           0.45           1.10              0.42
     12/31/2001             (23.50)          389,796     93.37            1.05           0.42           1.06              0.41
     12/31/2000             (18.28)          665,187     65.56            1.03           0.03            n/a               n/a

Class B
      6/30/2005              (7.20)              106    160.39            0.91           1.21            n/a               n/a
  03/05(a)-12/31/04           5.88                 1    296.09            0.84           1.02           0.94              0.92

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND

Class A
      6/30/2005              (1.57)          216,488     36.71            0.99           0.16            n/a                n/a
     12/31/2004              11.67           295,491    154.46            1.00          (0.09)          1.02              (0.11)
     12/31/2003              35.46           257,852     78.47            1.04          (0.28)          1.08              (0.32)
     12/31/2002             (29.76)          215,884    117.19            1.02          (0.18)          1.10              (0.26)
     12/31/2001             (30.18)          436,946    100.02            0.99           0.05           1.02               0.02
     12/31/2000             (20.97)          744,972     61.65            0.98           0.25            n/a                n/a

Class B
      6/30/2005              (1.47)              113     36.71            0.80          (0.02)           n/a                n/a
  03/05(a)-12/31/04           5.78                 2    154.46            0.76           0.40           0.77               0.39

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND

Class A
      6/30/2005               1.06           221,616       n/a            0.61           2.15            n/a                n/a
     12/31/2004               0.78           237,815       n/a            0.61           0.81            n/a                n/a
     12/31/2003               0.46           184,440       n/a            0.69           0.47            n/a                n/a
     12/31/2002               1.07           214,520       n/a            0.69           1.07            n/a                n/a
     12/31/2001               3.45           242,518       n/a            0.69           3.28            n/a                n/a
     12/31/2000               5.83           185,012       n/a            0.70           5.73            n/a                n/a

Class B
      6/30/2005               1.16               343       n/a            0.41           2.57            n/a                n/a
  03/05(a)-12/31/04           0.91                38       n/a            0.40           1.57            n/a                n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.

(e)  The Portfolio  Turnover  including dollar roll  transactions for JNL/Select
     Balanced Fund is 15.19%.


                        See Notes to the Financial Statements.

JNL SERIES TRUST  (UNAUDITED)
FINANCIAL HIGHLIGHTS




                                                 Increase (Decrease) from
                                                  Investment Operations
                                        --------------------------------------------                   Distributions from
                           Net Asset    --------------------------------------------   Distributions     Net Realized
                             Value          Net        Net Realized     Total from      from              Gains on       Net Asset
                           Beginning     Investment    & Unrealized     Investment     Net Investment    Investment      Value, End
    Period Ended           of Period    Income (Loss)  Gains (Losses)   Operations        Income        Transactions     of Period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005            $   16.71        $ 0.03         $ 0.22         $ 0.25              $ -            $ -          $ 16.96
     12/31/2004                14.70          0.12           2.05           2.17            (0.06)         (0.10)           16.71
     12/31/2003                10.97          0.11           3.71           3.82            (0.03)         (0.06)           14.70
  09/30(a)-12/31/02            10.00          0.06           0.91           0.97                -              -            10.97

Class B
      6/30/2005                16.68          0.07           0.20           0.27                -              -            16.95
  03/05(a)-12/31/04            15.47          0.11           1.31           1.42            (0.11)         (0.10)           16.68

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005                18.36          0.02          (0.27)         (0.25)               -              -            18.11
     12/31/2004                16.77          0.08           1.58           1.66            (0.07)             -            18.36
     12/31/2003                12.85          0.02           3.90           3.92                -              -            16.77
     12/31/2002                16.78          0.01          (3.92)         (3.91)           (0.02)             -            12.85
     12/31/2001                18.74          0.02          (1.94)         (1.92)               -          (0.04)           16.78
     12/31/2000                21.70             -          (0.11)         (0.11)           (0.01)         (2.84)           18.74

Class B
      6/30/2005                18.38          0.02          (0.25)         (0.23)               -              -            18.15
  03/05(a)-12/31/04            17.44          0.08           0.93           1.01            (0.07)             -            18.38

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                27.87         (0.06)          0.45           0.39                -              -            28.26
     12/31/2004                24.89         (0.13)          4.61           4.48                -          (1.50)           27.87
     12/31/2003                18.05         (0.12)          7.08           6.96                -          (0.12)           24.89
     12/31/2002                23.12         (0.15)         (4.92)         (5.07)               -              -            18.05
     12/31/2001                23.47         (0.13)         (0.22)         (0.35)               -              -            23.12
     12/31/2000                23.71         (0.04)          1.67           1.63                -          (1.87)           23.47

Class B
      6/30/2005                27.92          0.03           0.39           0.42                -              -            28.34
  03/05(a)-12/31/04            26.20         (0.03)          3.25           3.22                -          (1.50)           27.92

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                13.64          0.08          (0.08)             -                -              -            13.64
     12/31/2004                11.92          0.12           1.68           1.80            (0.08)             -            13.64
     12/31/2003                 9.22          0.06           2.70           2.76            (0.06)             -            11.92
     12/31/2002                11.11          0.09          (1.96)         (1.87)               -          (0.02)            9.22
     12/31/2001                11.14          0.08           0.01           0.09            (0.08)         (0.04)           11.11
  05/01(a)-12/31/00            10.00          0.09           1.16           1.25            (0.09)         (0.02)           11.14

Class B
      6/30/2005                13.69          0.05          (0.03)          0.02                -              -            13.71
  03/05(a)-12/31/04            12.50          0.05           1.18           1.23            (0.04)             -            13.69

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------







                                                                                                    Assuming No Expense Reimburse-
                                                                                                     ment or Fees Paid Indirectly
                                                                                                   ---------------------------------
                                      Supplemental Data                                            ---------------------------------
                            ----------------------------------------                 Ratio of Net                     Ratio of Net
                            ----------------------------------------   Ratio of       Investment      Ratio of         Investment
                                         Net Assets,                   Expenses to   Income (Loss)   Expenses to      Income (Loss)
                               Total    End of Period   Portfolio      Average Net    to Average     Average Net       to Average
    Period Ended             Return(b)  (in thousands) Turnover (d)    Assets (c)   Net Assets (c)   Assets (c)      Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND

Class A
      6/30/2005                1.50 %      $ 226,725        12.10%          0.86 %        1.32 %         n/a %             n/a %
     12/31/2004               14.77          154,283       136.31           0.86          1.50           n/a               n/a
     12/31/2003               34.80           54,532        16.19           0.85          1.81          0.88              1.78
  09/30(a)-12/31/02            9.70           18,004         8.64           0.85          2.24          0.98              2.11

Class B
      6/30/2005                1.62              131        12.10           0.66          1.50           n/a               n/a
  03/05(a)-12/31/04            9.22               27       136.31           0.66          1.73           n/a               n/a

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE ESTABLISHED GROWTH FUND

Class A
      6/30/2005               (7.32)         692,815        18.66           0.91          0.32            n/a               n/a
     12/31/2004                9.89          606,885        36.69           0.92          0.51           0.93              0.50
     12/31/2003               30.54          474,046        36.37           0.92          0.14           0.95              0.11
     12/31/2002              (23.33)         316,367        46.16           0.92          0.06           0.94              0.04
     12/31/2001              (10.23)         474,105        63.38           0.92          0.12           0.92              0.12
     12/31/2000               (0.34)         411,855        77.19           0.92          0.03           0.92              0.03

Class B
      6/30/2005               (1.25)             163        18.66           0.71          0.55            n/a               n/a
  03/05(a)-12/31/04            5.81               24        36.69           0.73          1.21           0.74              1.20

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE MID-CAP GROWTH FUND

Class A
      6/30/2005                1.40          554,165        14.60           1.02         (0.42)           n/a               n/a
     12/31/2004               18.03          541,739        34.02           1.02         (0.55)          1.04             (0.57)
     12/31/2003               38.60          379,541        42.89           1.03         (0.60)          1.04             (0.61)
     12/31/2002              (21.93)         248,327        42.22           1.03         (0.67)          1.04             (0.68)
     12/31/2001               (1.49)         366,028        44.26           1.02         (0.56)          1.03             (0.57)
     12/31/2000                7.16          419,796        47.90           1.02         (0.20)           n/a               n/a

Class B
      6/30/2005                1.50              169        14.60           0.83         (0.19)           n/a               n/a
  03/05(a)-12/31/04           12.32               33        34.02           0.81         (0.24)          0.82             (0.25)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.ROWE PRICE VALUE FUND

Class A
      6/30/2005                0.00          495,248        13.82           0.97          1.17            n/a               n/a
     12/31/2004               15.12          485,126        42.10           0.99          1.01           1.01              0.99
     12/31/2003               29.97          404,470        28.06           1.00          1.05           1.02              1.03
     12/31/2002              (16.84)         220,106        38.21           1.00          0.97           1.02              0.95
     12/31/2001                0.78          216,408        42.29           1.00          0.93           1.02              0.91
  05/01(a)-12/31/00           12.54           26,446        44.84           1.00          1.47           1.01              1.46

Class B
      6/30/2005                0.15              141        13.82           0.78          1.40            n/a               n/a
  03/05(a)-12/31/04            9.87               34        42.10           0.79          1.51           0.80              1.50

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

(d)  The Portfolio Turnover excludes dollar roll transactions.


                        See Notes to the Financial Statements.

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE FINANCIAL STATEMENTS


NOTE 1. ORGANIZATION

JNL Series Trust (the "Trust") is an open-end management investment company organized under the laws of the state of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust, consisting of diversified and non-diversified Funds, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended, and the securities Act of 1933, as amended. The Trust currently offers shares in forty-two (42) separate funds (the "Funds"), each with its own investment objective. JNL/AIM Large Cap Growth Fund, JNL/AIM Real Estate Fund and JNL/AIM Small Cap Growth Fund for which AIM Capital Management Inc. serves as the sub-adviser; JNL/Alger Growth Fund, for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Eagle Core Equity Fund and JNL/Eagle SmallCap Equity Fund, for which Eagle Asset Management, Inc. serves as the sub-adviser; JNL/FMR Balanced Fund and JNL/FMR Capital Growth Fund, for which Fidelity Management & Research Co. serves as the sub-adviser; JNL/Franklin Templeton Small Cap Value Fund for which Franklin Advisory Services, LLC serves as the sub-adviser; JNL/Goldman Sachs Mid Cap Value Fund for which Goldman Sachs Asset Management, L.P. serves as the sub-adviser; JNL/JPMorgan International Equity Fund and JNL/JPMorgan International Value Fund, for which JPMorgan Investment Management Inc. serves as the sub-adviser; JNL/Lazard Mid Cap Value Fund and JNL/Lazard Small Cap Value Fund, for which Lazard Asset Management serves as sub-adviser; JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management International Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Small Cap Index Fund, for which Mellon Capital Management Corp. serves as the sub-adviser; JNL/Oppenheimer Global Growth Fund and JNL/Oppenheimer Growth Fund, for which OppenheimerFunds Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond Fund, for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Equity Fund, JNL/Putnam Midcap Growth Fund and JNL/Putnam Value Equity Fund, for which Putnam Investment Management LLC serves as the sub-adviser; JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Moderate Growth Fund, (collectively the "JNL/S&P Funds") for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser; JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund and JNL/Salomon Brothers U.S. Government & Quality Bond Fund, for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, JNL/Select Money Market Fund and JNL/Select Value Fund, for which Wellington Management Company, LLP serves as the sub-adviser; and JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund, for which T. Rowe Price Associates, Inc. serves as the sub-adviser. The JNL/S&P Funds have a fund of fund structure which invests in other affiliated underlying funds.

Effective May 2, 2005, JNL/Putnam International Equity Fund became the JNL/JPMorgan International Equity Fund and is managed by JPMorgan Investment Management Inc. Prior to May 2, 2005, this Fund was managed by Putnam Investment Management LLC.

Effective April 28, 2005, JNL/T. Rowe Established Growth Fund acquired the JNL/Alliance Capital Growth Fund. See Note 7 for additional information regarding this Fund acquisition.

Each Fund, except the JNL/S&P Funds, offers Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds of the Trust. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified plans.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements. Certain prior year amounts have been reclassified in conformity with the current year's presentation.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Bonds are valued on the basis of prices furnished by pricing services which determine prices for normal institutional size trading units of bonds or based on quotations provided by reputable broker-dealers. Stocks are valued at the last quoted sale price on the New York stock exchange or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Trustees. Short-term securities maturing within 60 days of purchase, and all securities in the JNL/Select Money Market Fund, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. The JNL/S&P Funds are valued at the net asset value per share of each underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) and net unrealized appreciation (depreciation), respectively.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Fund will segregate and maintain, until the settlement date, liquid assets in an amount sufficient to meet the purchase price.

UNREGISTERED SECURITIES - A Fund may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933 as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

OPTIONS TRANSACTIONS - A Fund may write covered call options on portfolio securities. A Fund may buy and sell options contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Fund will realize a gain or loss upon expiration or closing of the option transaction. When a written call option is exercised, the proceeds on the sale of the underlying security are adjusted by the amount of premium received.

FUTURES CONTRACTS - A Fund may utilize futures contracts to a limited extent. A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities.

DOLLAR ROLL TRANSACTIONS - A Fund may enter into dollar roll transactions with respect to mortgage securities in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities as investment securities purchased. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" its purchase commitments. These fees are accrued as income over the life of the dollar roll contract. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

REPURCHASE AGREEMENTS - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

REVERSE REPURCHASE AGREEMENTS - A Fund may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Fund has committed to sell is reflected in the Statements of Assets and Liabilities. A Fund pays interest on amounts borrowed which is reflected in the Statements of Operations. The Fund will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Fund may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

SECURITIES LOANED - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

SECURITIES SOLD SHORT - A Fund may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Potential losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

SWAPS - A Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net periodic payments or any payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

INFLATION-INDEXED BONDS - A Fund may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

DISTRIBUTIONS TO SHAREHOLDERS - The JNL/Select Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

FEDERAL INCOME TAXES - The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Trust periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has an investment advisory agreement with JNAM whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM.

                                                           $0 TO     $50 TO      $100 TO    $150 TO      $200 TO   $250 TO
(M - MILLIONS; B - BILLIONS)                               $50 M     $100 M      $150 M     $200 M       $250 M    $300 M

JNL/AIM Large Cap Growth Fund (a)                          0.75  %   0.70  %     0.70  %    0.70  %      0.70  %   0.70  %
JNL/AIM Real Estate Fund                                   0.75      0.70        0.70       0.70         0.70      0.70
JNL/AIM Small Cap Growth Fund                              0.85      0.85        0.85       0.85         0.85      0.85
JNL/Alger Growth Fund                                      0.70      0.70        0.70       0.70         0.70      0.70
JNL/Eagle Core Equity Fund                                 0.70      0.65        0.65       0.65         0.65      0.65
JNL/Eagle SmallCap Equity Fund                             0.75      0.75        0.75       0.70         0.70      0.70
JNL/FMR Balanced Fund                                      0.70      0.70        0.70       0.70         0.70      0.70
JNL/FMR Capital Growth Fund                                0.70      0.70        0.70       0.70         0.70      0.65
JNL/Franklin Templeton Small Cap Value Fund                0.85      0.85        0.85       0.85         0.77      0.77
JNL/Goldman Sachs Mid Cap Value Fund                       0.75      0.75        0.70       0.70         0.70      0.70
JNL/JPMorgan International Equity Fund (b)                 0.75      0.70        0.70       0.70         0.65      0.65
JNL/JPMorgan International Value Fund (c)                  0.75      0.70        0.70       0.70         0.65      0.65
JNL/Lazard Mid Cap Value Fund (d)                          0.75      0.75        0.70       0.70         0.70      0.65
JNL/Lazard Small Cap Value Fund (e)                        0.75      0.75        0.75       0.75         0.75      0.75
JNL/Mellon Capital Management Bond Index Fund              0.30      0.30        0.30       0.30         0.30      0.30
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund                               0.50      0.45        0.45       0.45         0.45      0.45
JNL/Mellon Capital Management
International Index Fund                                   0.30      0.30        0.30       0.30         0.30      0.30
JNL/Mellon Capital Management S&P 400 MidCap Index Fund    0.29      0.29        0.29       0.29         0.29      0.29
JNL/Mellon Capital Management S&P 500 Index Fund           0.29      0.29        0.29       0.29         0.29      0.29
JNL/Mellon Capital Management Small Cap Index Fund         0.29      0.29        0.29       0.29         0.29      0.29
JNL/Oppenheimer Global Growth Fund                         0.70      0.70        0.70       0.70         0.70      0.70
JNL/Oppenheimer Growth Fund                                0.70      0.70        0.70       0.70         0.70      0.70
JNL/PIMCO Total Return Bond Fund                           0.50      0.50        0.50       0.50         0.50      0.50
JNL/Putnam Equity Fund                                     0.675     0.675       0.675      0.60         0.60      0.60
JNL/Putnam Midcap Growth Fund                              0.75      0.75        0.75       0.75         0.75      0.75
JNL/Putnam Value Equity Fund                               0.675     0.675       0.675      0.60         0.60      0.60
JNL/S&P Funds                                              0.13      0.13        0.13       0.13         0.13      0.13
JNL/Salomon Brothers High Yield Bond Fund                  0.55      0.50        0.50       0.475        0.475     0.475
JNL/Salomon Brothers Strategic Bond Fund                   0.65      0.65        0.65       0.60         0.60      0.60
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                       0.50      0.50        0.50       0.45         0.45      0.45
JNL/Select Balanced Fund                                   0.55      0.50        0.50       0.475        0.475     0.475
JNL/Select Global Growth Fund                              0.75      0.75        0.75       0.70         0.70      0.70
JNL/Select Large Cap Growth Fund                           0.70      0.70        0.70       0.65         0.65      0.65
JNL/Select Money Market Fund                               0.30      0.30        0.30       0.30         0.30      0.30
JNL/Select Value Fund                                      0.55      0.55        0.55       0.55         0.55      0.55
JNL/T.Rowe Price Established Growth Fund (f)               0.65      0.65        0.65       0.60         0.60      0.60
JNL/T.Rowe Price Mid-Cap Growth Fund                       0.75      0.75        0.75       0.70         0.70      0.70
JNL/T.Rowe Price Value Fund (g)                            0.70      0.70        0.70       0.65         0.65      0.65





                                                          $300 TO     $350 TO      $500 TO   $750 TO TO   OVER
(M - MILLIONS; B - BILLIONS)                              $350 M      $500 M       $750 M    $1.5 B       $1.5 B

JNL/AIM Large Cap Growth Fund (a)                         0.65  %     0.65  %      0.65  %   0.65  %      0.65  %
JNL/AIM Real Estate Fund                                  0.70        0.70         0.70      0.70         0.70
JNL/AIM Small Cap Growth Fund                             0.80        0.80         0.80      0.80         0.80
JNL/Alger Growth Fund                                     0.65        0.65         0.60      0.60         0.60
JNL/Eagle Core Equity Fund                                0.55        0.55         0.55      0.55         0.55
JNL/Eagle SmallCap Equity Fund                            0.70        0.70         0.65      0.65         0.65
JNL/FMR Balanced Fund                                     0.70        0.70         0.65      0.60         0.60
JNL/FMR Capital Growth Fund                               0.65        0.65         0.65      0.60         0.55
JNL/Franklin Templeton Small Cap Value Fund               0.77        0.77         0.75      0.75         0.75
JNL/Goldman Sachs Mid Cap Value Fund                      0.70        0.70         0.70      0.70         0.70
JNL/JPMorgan International Equity Fund (b)                0.65        0.65         0.60      0.60         0.60
JNL/JPMorgan International Value Fund (c)                 0.65        0.65         0.60      0.60         0.60
JNL/Lazard Mid Cap Value Fund (d)                         0.65        0.65         0.65      0.65         0.65
JNL/Lazard Small Cap Value Fund (e)                       0.75        0.75         0.70      0.70         0.70
JNL/Mellon Capital Management Bond Index Fund             0.30        0.30         0.25      0.25         0.25
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund                              0.45        0.45         0.45      0.45         0.45
JNL/Mellon Capital Management
International Index Fund                                  0.30        0.30         0.25      0.25         0.25
JNL/Mellon Capital Management S&P 400 MidCap Index Fund   0.29        0.29         0.24      0.24         0.24
JNL/Mellon Capital Management S&P 500 Index Fund          0.29        0.29         0.24      0.24         0.24
JNL/Mellon Capital Management Small Cap Index Fund        0.29        0.29         0.24      0.24         0.24
JNL/Oppenheimer Global Growth Fund                        0.60        0.60         0.60      0.60         0.60
JNL/Oppenheimer Growth Fund                               0.60        0.60         0.60      0.60         0.60
JNL/PIMCO Total Return Bond Fund                          0.50        0.50         0.50      0.50         0.50
JNL/Putnam Equity Fund                                    0.575       0.575        0.575     0.575        0.575
JNL/Putnam Midcap Growth Fund                             0.70        0.70         0.70      0.70         0.70
JNL/Putnam Value Equity Fund                              0.575       0.575        0.575     0.575        0.575
JNL/S&P Funds                                             0.13        0.13         0.08      0.08         0.08
JNL/Salomon Brothers High Yield Bond Fund                 0.45        0.45         0.425     0.425        0.425
JNL/Salomon Brothers Strategic Bond Fund                  0.60        0.60         0.55      0.55         0.55
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                      0.40        0.40         0.35      0.35         0.35
JNL/Select Balanced Fund                                  0.45        0.45         0.425     0.425        0.425
JNL/Select Global Growth Fund                             0.70        0.70         0.65      0.60         0.60
JNL/Select Large Cap Growth Fund                          0.65        0.65         0.60      0.55         0.55
JNL/Select Money Market Fund                              0.30        0.30         0.25      0.25         0.25
JNL/Select Value Fund                                     0.50        0.50         0.45      0.45         0.45
JNL/T.Rowe Price Established Growth Fund (f)              0.60        0.60         0.55      0.55         0.55
JNL/T.Rowe Price Mid-Cap Growth Fund                      0.70        0.70         0.70      0.70         0.70
JNL/T.Rowe Price Value Fund (g)                           0.65        0.65         0.60      0.60         0.60



(a) Prior to January 1, 2005, the fees were 0.75% on assets up to $300 million and 0.70% over $300 million.

(b) Prior to May 2, 2005, the fees were 0.80% on assets up to $50 million, 0.75% between $50 and $500, and 0.70% over $500 million.

(c) Prior to May 2, 2005, the fees were 0.775% on assets up to $50 million, 0.75% between $50 million and $200 million, 0.70% between $200 million and $350 million, and 0.65% over $350 million.

(d) Prior to January 1, 2005, the fees were 0.775% on assets up to $150 million, 0.725% between $150 million and $300 million, and 0.70% over $300 million.

(e) Prior to January 1, 2005, the fees were 0.85% on assets up to $50 million, 0.80% between $50 million and $150 million, 0.775% between $150 million and $300 million, and 0.725% over $300 million.

(f) Prior to January 1, 2005, the fees were 0.65% on assets up to $150 million and 0.60% over $150 million.

(g) Prior to January 1, 2005, the fees were 0.70% on asssets up to $300 million and 0.65% over $300 million.



ADMINISTRATIVE FEE - The JNL/S&P Funds pay JNAM an annual Administrative Fee of 0.05% of the average daily net assets of each Fund. The JNL/JPMorgan International Equity Fund, JNL/JPMorgan International Value Fund, the JNL/Mellon Capital Management International Index Fund, the JNL/Oppenheimer Global Growth Fund, and the JNL/Select Global Growth Fund pay JNAM an annual Administration Fee of 0.15% of the average daily net assets of the Funds. All other Funds pay JNAM an annual Administration Fee of 0.10% of the average daily net assets of the Funds. In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a majority of the cost associated with the Chief Compliance Officer.

TRANSFER AGENCY SERVICES - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Funds at no additional cost.

BROKERAGE FEES - During the period ended June 30, 2005, JNL/Alger Growth Fund, JNL/FMR Capital Growth Fund, JNL/JPMorgan International Equity Fund, JNL/JPMorgan International Value Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Oppenheimer Global Growth Fund paid $447,283; $11,302; $3,538; $1,289; $437 and $193, in thousands respectively, to affiliates of the Funds for brokerage fees on the execution of purchases and sales of portfolio investments.

12b-1 SERVICE FEE - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Trust's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class A)".

BROKERAGE COMMISSIONS - The sub-advisers may use their best efforts (subject to obtaining best execution of each transaction) to allocate a portion of a Fund's equity security transactions through certain designated broker-dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statement of Operations.

DEFERRED COMPENSATION PLAN - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the designated Fund(s). The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed under the terms of the Deferred Compensation Plan.

INVESTMENTS IN AFFILIATES - During the six months ended June 30, 2005, certain Funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the sub-adviser. The JNL/S&P Funds invested solely in other affiliated Funds of the Trust and JNL Variable Funds. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.


NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities including dollar rolls for the period ended June 30, 2005, is as follows (in thousands):

                                                                       Investment Securities            U.S. Government Obligations
                                                                     Purchases           Sales          Purchases            Sales
                                                                 ---------------  ----------------   -----------------  ------------
                                                                 ---------------  ----------------   -----------------  ------------
JNL/AIM Large Cap Growth Fund                                           234,245   $       107,172    $           -   $           -
JNL/AIM Real Estate Fund                                                 52,307             2,296                -               -
JNL/AIM Small Cap Growth Fund                                            16,665            15,315                -               -
JNL/Alger Growth Fund                                                   347,358           406,414                -               -
JNL/Eagle Core Equity Fund                                              159,241           202,196                -               -
JNL/Eagle SmallCap Equity Fund                                           49,668            60,733                -               -
JNL/FMR Balanced Fund                                                    25,845            19,769           30,659          29,010
JNL/FMR Capital Growth Fund                                             154,269           152,477                -               -
JNL/Franklin Templeton Small Cap Value Fund                              40,577               480                -               -
JNL/Goldman Sachs Mid Cap Value Fund                                     54,253             4,676                -               -
JNL/JPMorgan International Equity Fund                                  180,162           100,769                -               -
JNL/JPMorgan International Value Fund                                   144,580            45,747                -               -
JNL/Lazard Mid Cap Value Fund                                            96,059           105,823                -               -
JNL/Lazard Small Cap Value Fund                                          88,157           112,259                -               -
JNL/Mellon Capital Management Bond Index Fund                           218,972           200,489           37,002          24,683
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund          34,366           148,865                -               -
JNL/Mellon Capital Management International Index Fund                   65,396           135,176                -               -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                  40,003             8,516                -               -
JNL/Mellon Capital Management S&P 500 Index Fund                         58,514            48,140                -               -
JNL/Mellon Capital Management Small Cap Index Fund                       53,220            26,953                -               -
JNL/Oppenheimer Global Growth Fund                                       46,420            26,319                -               -
JNL/Oppenheimer Growth Fund                                              10,597             9,839                -               -
JNL/PIMCO Total Return Bond Fund                                        490,746           495,072          368,349         254,148
JNL/Putnam Equity Fund                                                  102,083            98,002                -               -
JNL/Putnam Midcap Growth Fund                                            14,235            14,903                -               -
JNL/Putnam Value Equity Fund                                             76,071           100,917                -               -
JNL/S&P Managed Aggressive Growth Fund                                  197,824           220,350                -               -
JNL/S&P Managed Conservative Fund                                        40,657             3,288                -               -
JNL/S&P Managed Growth Fund                                             270,362           270,881                -               -
JNL/S&P Managed Moderate Fund                                            70,633             7,779                -               -
JNL/S&P Managed Moderate Growth Fund                                    240,750           130,703                -               -
JNL/Salomon Brothers High Yield Bond Fund                                35,260            48,079                -               -
JNL/Salomon Brothers Strategic Bond Fund                                538,649           487,475           54,490          55,739
JNL/Salomon Brothers U.S. Government & Quality Bond Fund                416,473           408,544           33,570          34,133
JNL/Select Balanced Fund                                                 37,469            40,459           18,063          14,997
JNL/Select Global Growth Fund                                           304,115           322,061                -               -
JNL/Select Large Cap Growth Fund                                         91,408           164,296                -               -
JNL/Select Money Market Fund                                             22,475            14,900                -               -
JNL/Select Value Fund                                                    91,806            21,784                -               -
JNL/T.Rowe Price Established Growth Fund                                204,777           115,242                -               -
JNL/T.Rowe Price Mid-Cap Growth Fund                                     77,182            74,795                -               -
JNL/T.Rowe Price Value Fund                                              81,359            65,566                -               -


NOTE 5.  FEDERAL INCOME TAX MATTERS
At December 31, 2004, the following Funds had accumulated net realized capital loss carryovers, in thousands, for U.S. federal income tax purposes, which may be used to offset future, realized capital gains (in thousands). It is the intent of the Board of Trustees to not distribute any realized capital gains until the accumulated net realized capital loss carryovers have been offset or have expired.

                                                      YEAR(S) OF                                                          YEAR(S) OF
                                            AMOUNT    EXPIRATION                                                AMOUNT    EXPIRATION
------------------------------------------------------------------  ----------------------------------------------------------------

JNL/AIM Large Cap Growth Fund            $     4,597   2010-2012    JNL/Putnam Midcap Growth Fund           $     20,871  2009-2011
JNL/AIM Small Cap Growth Fund                    884   2010-2011    JNL/Putnam Value Equity Fund                  41,085  2010-2011
JNL/Alger Growth Fund                        111,621   2009-2011    JNL/Salomon Brothers High Yield Bond Fund     51,880  2007-2010
JNL/Eagle Core Equity Fund                    28,737   2009-2011    JNL/Select Global Growth Fund                162,220  2009-2011
JNL/Eagle SmallCap Equity Fund                12,761   2010-2011    JNL/Select Large Cap Growth Fund             308,609  2009-2011
JNL/FMR Balanced Fund                          2,357   2010-2011    JNL/Select Money Market Fund                       2  2010-2012
JNL/FMR Capital Growth Fund                  336,978   2009-2011    JNL/T.Rowe Price Established Growth Fund      70,286  2009-2011
JNL/JPMorgan International Equity Fund        30,209   2009-2011    JNL/S&P Managed Aggressive Growth Fund        46,840  2009-2012
JNL/Oppenheimer Global Growth Fund             3,744   2010-2011    JNL/S&P Managed Growth Fund                    2,177  2009-2012
JNL/Oppenheimer Growth Fund                    1,880   2010-2011    JNL/S&P Managed Moderate Growth Fund             339  2009-2012
JNL/Putnam Equity Fund                       123,916   2009-2011



The following represents capital and/or currency losses (in thousands) realized after October 31, 2004, which were deferred for tax purposes to the first of the following fiscal year:

                                                       AMOUNT
-------------------------------------------------------------------
-------------------------------------------------------------------

JNL/Eagle Core Equity Fund                           $          30
JNL/FMR Capital Growth Fund                                     11
JNL/T.Rowe Price Established Growth Fund                        48
JNL/S&P Managed Aggressive Growth Fund                       8,515
JNL/S&P Managed Moderate Growth Fund                         8,178


Permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: excise taxes paid, expired capital loss carryforwards, foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.


                                                               Net Increase (Decrease)
                                                           ----------------------------------------------------------------
                                                           ----------------------------------------------------------------
                                                              ACCUMULATED
                                                             UNDISTRIBUTED           ACCUMULATED
                                                            NET INVESTMENT           NET REALIZED
                                                                 INCOME                GAIN/LOSS           PAID IN CAPITAL
                                                           ------------------      -----------------       ----------------
                                                           ------------------      -----------------       ----------------
JNL/AIM Small Cap Growth Fund                              $             413       $                       $          (413)
JNL/Eagle Core Equity Fund                                               (29)                            29              -
JNL/Eagle SmallCap Equity Fund                                         1,024                               -        (1,024)
JNL/FMR Balanced Fund                                                    (23)                            23              -
JNL/FMR Capital Growth Fund                                              (23)                            23              -
JNL/JPMorgan International Equity Fund                                   458                          (458)              -
JNL/JPMorgan International Value Fund                                    297                          (297)              -
JNL/Lazard Mid Cap Value Fund                                           (130)                          130               -
JNL/Lazard Small Cap Value Fund                                          363                          (363)              -
JNL/Mellon Capital Management Bond Index Fund                           (297)                          297               -
JNL/Mellon Capital Management Enhanced S&P 500
    Stock Index Fund                                                      (5)                             5              -
JNL/Mellon Capital Management International Index Fund                   211                          (211)              -
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                   (3)                             3              -
JNL/Mellon Capital Management S&P 500 Index Fund                          (9)                             9              -
JNL/Mellon Capital Management Small Cap Index Fund                       (23)                            23              -
JNL/Oppenheimer Global Growth Fund                                      (422)                          422               -
JNL/PIMCO Total Return Bond Fund                                        (449)                          449               -
JNL/Putnam Equity Fund                                                    (8)                             8              -
JNL/Putnam Midcap Growth Fund                                            188                               -          (188)
JNL/Putnam Value Equity Fund                                              (5)                             5              -
JNL/S&P Managed Aggressive Growth Fund                                 2,332                       (2,332)               -
JNL/S&P Managed Conservative Fund                                         14                            (14)             -
JNL/S&P Managed Growth Fund                                            3,443                       (3,443)               -
JNL/S&P Managed Moderate Fund                                             51                            (51)             -
JNL/S&P Managed Moderate Growth Fund                                   1,590                       (1,590)               -
JNL/Salomon Brothers Strategic Bond Fund                                  11                            (11)             -
JNL/Salomon Brothers U.S. Government & Quality Bond Fund                (219)                          219               -
JNL/Select Balanced Fund                                                (324)                          324               -
JNL/Select Global Growth Fund                                           (134)                          134               -
JNL/Select Large Cap Growth Fund                                         244                            (24)          (220)
JNL/T.Rowe Price Established Growth Fund                                (308)                          308               -
JNL/T.Rowe Price Mid-Cap Growth Fund                                   2,546                       (2,546)               -
JNL/T.Rowe Price Value Fund                                              (50)                            50              -


As of June 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.

                                                                                   Gross             Gross        Net Unrealized
                                                              Cost of           Unrealized         Unrealized     Appreciation/
                                                             nvestments         Appreciation      Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                 $    298,594         $   30,188       $    (3,067)     $      27,121
JNL/AIM Real Estate Fund                                            53,781              3,259              (161)             3,098
JNL/AIM Small Cap Growth Fund                                       39,601              7,759            (1,221)             6,538
JNL/Alger Growth Fund                                              218,071             17,099            (3,451)            13,648
JNL/Eagle Core Equity Fund                                         257,836             20,609            (7,486)            13,123
JNL/Eagle SmallCap Equity Fund                                     128,026             37,595            (4,519)            33,076
JNL/FMR Balanced Fund                                              105,426             11,959            (3,214)             8,745
JNL/FMR Capital Growth Fund                                        196,928             18,247            (8,769)             9,478
JNL/Franklin Templeton Small Cap Value Fund                         51,530              2,802              (473)             2,329
JNL/Goldman Sachs Mid Cap Value Fund                                53,027              3,556              (391)             3,165
JNL/JPMorgan International Equity Fund                             170,030              6,574            (3,352)             3,222
JNL/JPMorgan International Value Fund                              171,634              8,614            (2,916)             5,698
JNL/Lazard Mid Cap Value Fund                                      198,577             19,363            (6,426)            12,937
JNL/Lazard Small Cap Value Fund                                    173,209             23,006            (6,136)            16,870
JNL/Mellon Capital Management Bond Index Fund                      183,975              2,043              (541)             1,502
JNL/Mellon Capital Management Enhanced S&P 500 Index Fund           55,423              4,694            (2,039)             2,655
JNL/Mellon Capital Management International Index Fund             201,392             18,197            (6,029)            12,168
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund           201,706             42,999           (10,221)            32,778
JNL/Mellon Capital Management S&P 500 Index Fund                   333,095             43,490           (15,571)            27,919
JNL/Mellon Capital Management Small Cap Index Fund                 184,739             30,942           (13,964)            16,978
JNL/Oppenheimer Global Growth Fund                                 205,112             44,208            (6,325)            37,883
JNL/Oppenheimer Growth Fund                                         23,447              2,441              (765)             1,676
JNL/PIMCO Total Return Bond Fund                                   544,167              6,135              (261)             5,874
JNL/Putnam Equity Fund                                             144,224             15,869            (3,629)            12,240
JNL/Putnam Midcap Growth Fund                                       29,187              4,118              (764)             3,354
JNL/Putnam Value Equity Fund                                       173,476             23,017            (6,673)            16,344
JNL/S&P Managed Aggressive Growth Fund                             584,837             62,186              (572)            61,614
JNL/S&P Managed Conservative Fund                                   51,214                803               (90)               713
JNL/S&P Managed Growth Fund                                        920,504             81,339            (1,208)            80,131
JNL/S&P Managed Moderate Fund                                       81,961              1,424              (153)             1,271
JNL/S&P Managed Moderate Growth Fund                               683,434             50,285            (1,154)            49,131
JNL/Salomon Brothers High Yield Bond Fund                          256,216             10,046            (6,673)             3,373
JNL/Salomon Brothers Strategic Bond Fund                           375,051              7,782            (3,169)             4,613
JNL/Salomon Brothers U.S. Government & Quality Bond Fund           272,459              5,342              (449)             4,893
JNL/Select Balanced Fund                                           359,785             27,193            (7,530)            19,663
JNL/Select Global Growth Fund                                      175,745             12,826            (2,619)            10,207
JNL/Select Large Cap Growth Fund                                   205,133             20,300            (6,229)            14,071
JNL/Select Money Market Fund                                       220,706                  -                 -                  -
JNL/Select Value Fund                                              215,469             17,302            (4,863)            12,439
JNL/T. Rowe Price Established Growth Fund                          624,523             92,755           (23,501)            69,254
JNL/T. Rowe Price Mid-Cap Growth Fund                              434,605            140,609           (20,395)           120,214
JNL/T. Rowe Price Value Fund                                       433,224             77,197           (17,785)            59,412


The tax character of distributions paid during the period ended December 31, 2004, were as follows (in thousands):

                                                     ORDINARY        LONG-TERM
                                                      INCOME       CAPITAL GAIN
                                                  ------------------------------

JNL/Alger Growth Fund                             $         28    $       -
JNL/Eagle Core Equity Fund                               2,505            -
JNL/FMR Balanced Fund                                    1,265            -
JNL/JPMorgan International Equity Fund                   1,170            -
JNL/JPMorgan International Value Fund                      713            5
JNL/Lazard Mid Cap Value Fund                           13,855        9,465
JNL/Lazard Small Cap Value Fund                          7,300       10,754
JNL/Mellon Capital Management Bond Index Fund              333            2
JNL/Mellon Capital Management Enhanced
    S&P 500 Stock Index Fund                               485            -
JNL/Mellon Capital Management
International Index Fund                                   245            -
JNL/Mellon Capital Management S&P 400
    MidCap Index Fund                                       10            -
JNL/Mellon Capital Management S&P 500 Index Fund         4,356        1,275
JNL/Mellon Capital Management Small Cap Index Fund           6          333
JNL/Oppenheimer Global Growth Fund                         288            -
JNL/PIMCO Total Return Bond Fund                         7,429        2,747
JNL/Putnam Equity Fund                                     860            -
JNL/Putnam Value Equity Fund                             2,931            -
JNL/S&P Managed Aggressive Growth Fund                     698            -
JNL/S&P Managed Growth Fund                              5,127        3,197
JNL/S&P Managed Moderate Growth Fund                     5,828        8,768
JNL/Salomon Brothers High Yield Bond Fund                5,803           67
JNL/Salomon Brothers Strategic Bond Fund                10,250        3,507
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                     9,399          555
JNL/Select Balanced Fund                                   375        2,289
JNL/Select Money Market Fund                             1,600            -
JNL/Select Value Fund                                    1,045          423
JNL/T.Rowe Price Established Growth Fund                 2,214            -
JNL/T.Rowe Price Mid-Cap Growth Fund                     1,741       25,887
JNL/T.Rowe Price Value Fund                              2,908            -


The tax character of distributions paid during the period ended December 31, 2003, were as follows (in thousands):


                                                       ORDINARY      LONG-TERM
                                                        INCOME      CAPITAL GAIN
                                                   -----------------------------

JNL/Eagle Core Equity Fund                         $        1,494    $        -
JNL/FMR Balanced Fund                                       1,480             -
JNL/JPMorgan International Equity Fund                      1,395             -
JNL/JPMorgan International Value Fund                         346             -
JNL/Lazard Mid Cap Value Fund                                 266             -
JNL/Mellon Capital Management Bond Index Fund               2,128           209
JNL/Mellon Capital Management Enhanced
S&P 500 Stock Index Fund                                      236             -
JNL/Mellon Capital Management
International Index Fund                                    1,094             -
JNL/Mellon Capital Management S&P 400
MidCap Index Fund                                             230             -
JNL/Mellon Capital Management S&P 500 Index Fund            1,511           588
JNL/Mellon Capital Management Small Cap Index Fund            269           498
JNL/PIMCO Total Return Bond Fund                            8,768         1,422
JNL/Putnam Equity Fund                                        486             -
JNL/Putnam Value Equity Fund                                3,168             -
JNL/S&P Managed Aggressive Growth Fund                      1,956             -
JNL/S&P Managed Growth Fund                                 9,969             -
JNL/S&P Managed Moderate Growth Fund                        8,874             -
JNL/Salomon Brothers High Yield Bond Fund                   1,671             -
JNL/Salomon Brothers Strategic Bond Fund                    9,699         1,122
JNL/Salomon Brothers U.S. Government &
   Quality Bond Fund                                        9,416         2,639
JNL/Select Balanced Fund                                    7,530           401
JNL/Select Money Market Fund                                  924             -
JNL/Select Value Fund                                         303             -
JNL/T.Rowe Price Established Growth Fund                      118             -
JNL/T.Rowe Price Mid-Cap Growth Fund                            -         1,870
JNL/T.Rowe Price Value Fund                                 2,064             -



NOTE 6. SUBSEQUENT EVENT

Effective July 1, 2005, the advisory fee for the JNL/Oppenheimer Growth Fund is 0.65% on assets up to $300 million and 0.60% on assets over $300 million pursuant to an amendment to the Investment Advisory and Management Agreement between the Trust and JNAM.

NOTE 7.  FUND ACQUISITION

On May 2, 2005, the following acquisition was accomplished by a taxable exchange of shares (in thousands) pursuant to a plan of reorganization approved by the Board of Trustees on February 9, 2005:

                                                                                             OF ACQUIRED FUND ON ACQUISITION DATE:
                                                                                           -----------------------------------------
                                      SHARES OF                                            -----------------------------------------
                                      ACQUIRING                                                          ACCUMULATED    UNREALIZED
                                     FUND ISSUED    MERGER                                     SHARES      REALIZED   APPRECIATION/
             ACQUIRING FUND          IN EXCHANGE  TAX STATUS      ACQUIRED FUND             OUTSTANDING  GAIN/(LOSS)  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/T.Rowe Established Growth Fund      2,154       Taxable   JNL/Alliance Capital Growth Fund     3,809    $  (62,113)     $ -



The aggregate net assets (in thousands) of the acquiring and acquired funds immediately before the acquisition were as follows:


         ACQUIRING FUND             NET ASSETS                         ACQUIRED FUND               NET ASSETS
---------------------------------------------------------------------------------------------------------------

JNL/T.Rowe Established Growth Fund$     606,447             JNL/Alliance Capital Growth Fund     $      36,924


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.


                                                                              ACTUAL FUND RETURN
                                                   --------------------------------------------------------------------
                                                   --------------------------------------------------------------------

                                                      BEGINNING           ENDING                           EXPENSES
                                                       ACCOUNT           ACCOUNT         ANNUALIZED          PAID
                                                        VALUE             VALUE           EXPENSE           DURING
                                                     12/31/2004         6/30/2005          RATIOS           PERIOD
                                                   ----------------  ----------------- ---------------  ---------------
                                                   ----------------  ----------------- ---------------  ---------------

JNL/AIM Large Cap Growth Fund
   Class A                                              $ 1,000.00  $          990.60            1.02 %         $ 5.03
   Class B                                                1,000.00             991.40            0.82             4.05
JNL/AIM Real Estate Fund (a)
   Class A                                                1,000.00           1,078.30            1.04             5.36
   Class B                                                1,000.00           1,078.00            0.85             4.38
JNL/AIM  Small Cap Growth Fund
   Class A                                                1,000.00           1,019.20            1.16             5.81
   Class B                                                1,000.00           1,021.60            0.96             4.81
JNL/Alger Growth Fund
   Class A                                                1,000.00           1,012.90            1.01             5.04
   Class B                                                1,000.00           1,014.20            0.82             4.10
JNL/Eagle Core Equity Fund
   Class A                                                1,000.00             975.90            0.96             4.70
   Class B                                                1,000.00             976.70            0.77             3.77
JNL/Eagle SmallCap Equity Fund
   Class A                                                1,000.00             983.00            1.06             5.21
   Class B                                                1,000.00             984.00            0.86             4.23
JNL/FMR Balanced Fund
   Class A                                                1,000.00           1,033.30            1.01             5.09
   Class B                                                1,000.00           1,023.80            0.81             4.06
JNL/FMR Capital Growth Fund
   Class A                                                1,000.00             968.10            1.01             4.93
   Class B                                                1,000.00             968.80            0.81             3.95
JNL/Franklin Templeton Small Cap Value Fund (a)
   Class A                                                1,000.00           1,050.00            1.15             5.85
   Class B                                                1,000.00           1,050.00            0.95             4.83
JNL/Goldmn Sachs Mid Cap Value Fund (a)
   Class A                                                1,000.00           1,074.00            1.05             5.40
   Class B                                                1,000.00           1,074.00            0.85             4.37
JNL/JPMorgan International Equity Fund
   Class A                                                1,000.00             975.50            1.11             5.44
   Class B                                                1,000.00             977.40            0.90             4.41
JNL/JPMorgan International Value Fund
   Class A                                                1,000.00           1,005.40            1.10             5.47
   Class B                                                1,000.00             996.80            0.89             4.41
JNL/Lazard Mid Cap Value Fund
   Class A                                                1,000.00           1,018.40            1.03             5.15
   Class B                                                1,000.00           1,019.00            0.84             4.21
JNL/Lazard Small Cap Value Fund
   Class A                                                1,000.00           1,001.40            1.06             5.26
   Class B                                                1,000.00           1,002.20            0.86             4.27
JNL/Mellon Capital Management Bond Index Fund
   Class A                                                1,000.00           1,062.40            0.61             3.12
   Class B                                                1,000.00           1,024.20            0.41             2.06
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
   Class A                                              $ 1,000.00  $          994.30            0.79 %         $ 3.91
   Class B                                                1,000.00             996.60            0.61             3.02
JNL/Mellon Capital Management International Index Fund
   Class A                                                1,000.00             986.10            0.66             3.25
   Class B                                                1,000.00             986.80            0.46             2.27
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
   Class A                                                1,000.00           1,036.90            0.61             3.08
   Class B                                                1,000.00           1,037.70            0.41             2.07
JNL/Mellon Capital Mangement S&P 500 Index Fund
   Class A                                                1,000.00             989.70            0.61             3.01
   Class B                                                1,000.00             989.70            0.41             2.02
JNL/Mellon Capital Management Small Cap Index Fund
   Class A                                                1,000.00             985.90            0.60             2.95
   Class B                                                1,000.00             986.60            0.40             1.97
JNL/Oppenheimer Global Growth Fund
   Class A                                                1,000.00             995.80            1.06             5.25
   Class B                                                1,000.00             997.50            0.86             4.26
JNL/Oppenheimer Growth Fund
   Class A                                                1,000.00             993.00            1.01             4.99
   Class B                                                1,000.00             994.20            0.81             4.01
JNL/PIMCO Total Return Bond Fund
   Class A                                                1,000.00           1,027.60            0.81             4.07
   Class B                                                1,000.00           1,028.00            0.61             3.07
JNL/Putnam Equity Fund
   Class A                                                1,000.00           1,011.30            0.98             4.89
   Class B                                                1,000.00           1,012.40            0.79             3.94
JNL/Putnam Midcap Growth Fund
   Class A                                                1,000.00           1,000.00            1.06             5.26
   Class B                                                1,000.00           1,000.00            0.86             4.26
JNL/Putnam Value Equity Fund
   Class A                                                1,000.00           1,005.20            0.97             4.82
   Class B                                                1,000.00           1,006.90            0.77             3.83
JNL/S&P Managed Aggressive Growth Fund
   Class A                                                1,000.00             998.30            0.18             0.89
JNL/S&P Managed Conservative Fund
   Class A                                                1,000.00           1,013.50            0.19             0.95
JNL/S&P Managed Growth Fund
   Class A                                                1,000.00             999.20            0.16             0.79
JNL/S&P Managed Moderate Fund
   Class A                                                1,000.00           1,006.60            0.19             0.95
JNL/S&P Managed Moderate Growth Fund
   Class A                                                1,000.00           1,003.40            0.18             0.89
JNL/Salomon Brothers High Yield Bond Fund
   Class A                                                1,000.00           1,002.40            0.81             4.02
   Class B                                                1,000.00           1,003.50            0.61             3.03
JNL/Salomon Brothers Strategic Bond Fund
   Class A                                                1,000.00           1,020.90            0.94             4.71
   Class B                                                1,000.00           1,022.00            0.74             3.71
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
   Class A                                                1,000.00           1,029.20            0.80             4.03
   Class B                                                1,000.00           1,029.90            0.60             3.02
JNL/Select Balanced Fund
   Class A                                                1,000.00           1,003.50            0.80             3.97
   Class B                                                1,000.00           1,004.70            0.60             2.98
JNL/Select Global Growth Fund
   Class A                                              $ 1,000.00  $          926.80            1.10 %         $ 5.26
   Class B                                                1,000.00             928.00            0.91             4.35
JNL/Select Large Cap Growth Fund
   Class A                                                1,000.00             984.30            0.99             4.87
   Class B                                                1,000.00             985.30            0.80             3.94
JNL/Select Money Market Fund
   Class A                                                1,000.00           1,010.60            0.61             3.04
   Class B                                                1,000.00           1,011.60            0.41             2.04
JNL/Select Value Fund
   Class A                                                1,000.00           1,015.00            0.86             4.30
   Class B                                                1,000.00           1,016.20            0.66             3.30
JNL/T.Rowe Price Established Growth Fund
   Class A                                                1,000.00             986.40            0.91             4.48
   Class B                                                1,000.00             987.50            0.71             3.50
JNL/T.Rowe Price Mid-Cap Growth Fund
   Class A                                                1,000.00           1,014.00            1.02             5.09
   Class B                                                1,000.00           1,015.00            0.83             4.15
JNL/T.Rowe Price Value Fund
   Class A                                                1,000.00           1,000.00            0.97             4.81
   Class B                                                1,000.00           1,001.50            0.78             3.87

---------------------------------------------------
---------------------------------------------------
(a) Period from May 2, 2005 (commencement of operations).




                                                                         HYPOTHETICAL 5% RETURN
                                                   ------------------------------------------------------------------
                                                   ------------------------------------------------------------------

                                                      BEGINNING          ENDING                          EXPENSES
                                                       ACCOUNT           ACCOUNT        ANNUALIZED         PAID
                                                        VALUE             VALUE          EXPENSE          DURING
                                                     12/31/2004         6/30/2005         RATIOS          PERIOD
                                                   ----------------  ---------------- --------------- ---------------
                                                   ----------------  ---------------- --------------- ---------------

JNL/AIM Large Cap Growth Fund
   Class A                                              $ 1,000.00  $       1,019.82            1.02 %        $ 5.11
   Class B                                                1,000.00          1,020.80            0.82            4.11
JNL/AIM Real Estate Fund (a)
   Class A                                                1,000.00          1,019.31            1.04            5.21
   Class B                                                1,000.00          1,020.26            0.85            4.26
JNL/AIM  Small Cap Growth Fund
   Class A                                                1,000.00          1,019.31            1.16            5.81
   Class B                                                1,000.00          1,020.26            0.96            4.81
JNL/Alger Growth Fund
   Class A                                                1,000.00          1,020.06            1.01            5.06
   Class B                                                1,000.00          1,021.11            0.82            4.11
JNL/Eagle Core Equity Fund
   Class A                                                1,000.00          1,020.30            0.96            4.81
   Class B                                                1,000.00          1,021.28            0.77            3.86
JNL/Eagle SmallCap Equity Fund
   Class A                                                1,000.00          1,019.82            1.06            5.31
   Class B                                                1,000.00          1,020.85            0.86            4.31
JNL/FMR Balanced Fund
   Class A                                                1,000.00          1,020.07            1.01            5.06
   Class B                                                1,000.00          1,021.26            0.81            4.06
JNL/FMR Capital Growth Fund
   Class A                                                1,000.00          1,020.07            1.01            5.06
   Class B                                                1,000.00          1,021.17            0.81            4.06
JNL/Franklin Templeton Small Cap Value Fund (a)
   Class A                                                1,000.00          1,020.07            1.15            5.76
   Class B                                                1,000.00          1,021.17            0.95            4.76
JNL/Goldmn Sachs Mid Cap Value Fund (a)
   Class A                                                1,000.00          1,020.07            1.05            5.26
   Class B                                                1,000.00          1,021.17            0.85            4.26
JNL/JPMorgan International Equity Fund
   Class A                                                1,000.00          1,019.42            1.11            5.56
   Class B                                                1,000.00          1,020.61            0.90            4.51
JNL/JPMorgan International Value Fund
   Class A                                                1,000.00          1,019.47            1.10            5.51
   Class B                                                1,000.00          1,020.37            0.89            4.46
JNL/Lazard Mid Cap Value Fund
   Class A                                                1,000.00          1,019.73            1.03            5.16
   Class B                                                1,000.00          1,020.72            0.84            4.21
JNL/Lazard Small Cap Value Fund
   Class A                                                1,000.00          1,019.52            1.06            5.31
   Class B                                                1,000.00          1,020.62            0.86            4.31
JNL/Mellon Capital Management Bond Index Fund
   Class A                                                1,000.00          1,022.08            0.61            3.06
   Class B                                                1,000.00          1,023.08            0.41            2.06
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
   Class A                                              $ 1,000.00  $       1,021.25            0.79 %        $ 3.96
   Class B                                                1,000.00          1,022.29            0.61            3.06
JNL/Mellon Capital Management International Index Fund
   Class A                                                1,000.00          1,021.83            0.66            3.31
   Class B                                                1,000.00          1,022.82            0.46            2.31
JNL/Mellon Capital Management S&P 400 MidCap Index
   Class A                                                1,000.00          1,022.13            0.61            3.06
   Class B                                                1,000.00          1,023.14            0.41            2.06
JNL/Mellon Capital Mangement S&P 500 Index Fund
   Class A                                                1,000.00          1,022.13            0.61            3.06
   Class B                                                1,000.00          1,023.13            0.41            2.06
JNL/Mellon Capital Management Small Cap Index Fund
   Class A                                                1,000.00          1,022.13            0.60            3.01
   Class B                                                1,000.00          1,023.13            0.40            2.01
JNL/Oppenheimer Global Growth Fund
   Class A                                                1,000.00          1,019.82            1.06            5.31
   Class B                                                1,000.00          1,020.82            0.86            4.31
JNL/Oppenheimer Growth Fund
   Class A                                                1,000.00          1,020.06            1.01            5.06
   Class B                                                1,000.00          1,020.84            0.81            4.06
JNL/PIMCO Total Return Bond Fund
   Class A                                                1,000.00          1,021.07            0.81            4.06
   Class B                                                1,000.00          1,022.09            0.61            3.06
JNL/Putnam Equity Fund
   Class A                                                1,000.00          1,020.19            0.98            4.91
   Class B                                                1,000.00          1,021.22            0.79            3.96
JNL/Putnam Midcap Growth Fund
   Class A                                                1,000.00          1,019.81            1.06            5.31
   Class B                                                1,000.00          1,020.74            0.86            4.31
JNL/Putnam Value Equity Fund
   Class A                                                1,000.00          1,020.30            0.97            4.86
   Class B                                                1,000.00          1,021.40            0.77            3.86
JNL/S&P Managed Aggressive Growth Fund
   Class A                                                1,000.00          1,024.23            0.18            0.90
JNL/S&P Managed Conservative Fund
   Class A                                                1,000.00          1,024.23            0.19            0.95
JNL/S&P Managed Growth Fund
   Class A                                                1,000.00          1,024.30            0.16            0.80
JNL/S&P Managed Moderate Fund
   Class A                                                1,000.00          1,024.23            0.19            0.95
JNL/S&P Managed Moderate Growth Fund
   Class A                                                1,000.00          1,024.22            0.18            0.90
JNL/Salomon Brothers High Yield Bond Fund
   Class A                                                1,000.00          1,021.04            0.81            4.06
   Class B                                                1,000.00          1,022.05            0.61            3.06
JNL/Salomon Brothers Strategic Bond Fund
   Class A                                                1,000.00          1,020.41            0.94            4.71
   Class B                                                1,000.00          1,019.82            0.74            3.71
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
   Class A                                                1,000.00          1,021.14            0.80            4.01
   Class B                                                1,000.00          1,022.12            0.60            3.01
JNL/Select Balanced Fund
   Class A                                                1,000.00          1,021.12            0.80            4.01
   Class B                                                1,000.00          1,022.30            0.60            3.01
JNL/Select Global Growth Fund
   Class A                                              $ 1,000.00  $       1,019.62            1.10 %        $ 5.51
   Class B                                                1,000.00          1,021.01            0.91            4.56
JNL/Select Large Cap Growth Fund
   Class A                                                1,000.00          1,020.17            0.99            4.96
   Class B                                                1,000.00          1,021.29            0.80            4.01
JNL/Select Money Market Fund
   Class A                                                1,000.00          1,022.08            0.61            3.06
   Class B                                                1,000.00          1,023.14            0.41            2.06
JNL/Select Value Fund
   Class A                                                1,000.00          1,020.82            0.86            4.31
   Class B                                                1,000.00          1,021.82            0.66            3.31
JNL/T.Rowe Price Established Growth Fund
   Class A                                                1,000.00          1,020.50            0.91            4.56
   Class B                                                1,000.00          1,021.48            0.71            3.56
JNL/T.Rowe Price Mid-Cap Growth Fund
   Class A                                                1,000.00          1,019.99            1.02            5.11
   Class B                                                1,000.00          1,021.07            0.83            4.16
JNL/T.Rowe Price Value Fund
   Class A                                                1,000.00          1,020.15            0.97            4.86
   Class B                                                1,000.00          1,021.16            0.78            3.91

---------------------------------------------------
---------------------------------------------------
(a) Period from May 2, 2005 (commencement of operations).



ADDITIONAL DISCLOSURE

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

                                        TRUSTEES AND OFFICERS OF THE TRUST

--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
                                                                                                  NUMBER OF
                               CURRENT                                                          PORTFOLIOS IN           OTHER
                              POSITION         LENGTH                 PRINCIPAL               THE FUND COMPLEX       TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)     WITH THE         OF TIME                OCCUPATION               OVERSEEN BY THE         HELD BY
          & ADDRESS             TRUST          SERVED            FOR THE PAST 5 YEARS              TRUSTEE           THE TRUSTEE
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
INTERESTED TRUSTEE
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
Robert A. Fritts* (56)      Trustee        8/97 to        Senior Vice President (9/03 to             65          None
1 Corporate Way                            present        present) and Controller of
Lansing, MI 48951                                         Jackson National Life Insurance
                            President      12/02 to       Company (9/82 to present); Vice
                            and Chief      present        President and Controller of
                            Executive                     Jackson National Life Insurance
                            Officer                       Company (8/82 to 8/03); Trustee
                                                          or Manager, and
                                                          (since 12/02)
                                                          President and
                                                          Chief Executive
                                                          Officer, of each
                                                          other investment
                                                          company in the
                                                          Fund Complex.
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
Michael Bouchard (49)       Trustee        12/03 to       Sheriff, Oakland County, Michigan          65          None
1 Corporate Way                            present        (1/99 to present);
Lansing, MI 48951                                         Senator - State of Michigan (1991
                                                          to 1999);
                                                          Chairman - Financial Services
                                                          Committee (1/95 to 1/99)
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
Dominic D'Annunzio (67)     Chairman of    2/04 to        Acting Commissioner of Insurance           65          None
1 Corporate Way             the Board      present        for the State of Michigan (1/90
Lansing, MI 48951                                         to 5/90) (8/97 to 5/98)
                            Trustee        2/02 to
                                           present
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
Michelle Engler (47)        Trustee        12/03 to       Attorney (1983 to present);                65          Director of
1 Corporate Way                            present        First Lady of the State of                             Federal Home Loan
Lansing, MI 48951                                         Michigan (1990 to 2002);                               Mortgage
                                                          Michigan Community Service                             Corporation
                                                          Commission Chair (1991 to 2000)
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
Joseph Frauenheim (71)      Trustee        12/94 to       Consultant (Banking)                       65          None
1 Corporate Way                            present
Lansing, MI 48951
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------
Richard McLellan (63)       Trustee        12/94 to       Member, Dykema Gossett PLLC (Law           65          None
1 Corporate Way                            present        Firm)
Lansing, MI 48951
--------------------------- -------------- -------------- ----------------------------------- ------------------ ------------------






-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
                                                                                                 NUMBER OF
                              CURRENT                                                        PORTFOLIOS IN THE         OTHER
                             POSITION        LENGTH OF                PRINCIPAL                 FUND COMPLEX       TRUSTEESHIPS
   TRUSTEE/OFFICER (AGE) &   WITH THE           TIME                 OCCUPATION               OVERSEEN BY THE       HELD BY THE
           ADDRESS             TRUST           SERVED            FOR THE PAST 5 YEARS             TRUSTEE             TRUSTEE
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
OFFICERS
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
Mark D. Nerud (39)         Vice           8/97 to         Chief Financial Officer of the       Not Applicable     Not Applicable
225 West Wacker Drive,     President      present         Adviser (11/00 to present) and
Chicago, IL 60606                                         Managing Board Member of the
                           Treasurer      12/02 to        Adviser (11/00 to 11/03); Vice
                           and Chief      present         President, Treasurer, Chief
                           Financial                      Financial Officer of other
                           Officer                        Investment Companies advised by
                                                          the Adviser; Vice President -
                                                          Fund Accounting & Administration
                                                          of Jackson National Life
                                                          Insurance Company (1/00 to
                                                          present)
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
Susan S. Rhee (33)         Vice           2/04 to         Secretary of the Adviser (11/00      Not Applicable     Not Applicable
1 Corporate Way            President,     present         to present); Assistant Vice
Lansing, MI 48951          Counsel and                    President of Jackson National
                           Secretary                      Life Insurance Company (8/03 to
                                                          present); Associate General
                                                          Counsel of Jackson National Life
                                                          Insurance Company (7/01 to
                                                          present); Senior Attorney of
                                                          Jackson National Life Insurance
                                                          Company (1/00 to 7/01); Goldman,
                                                          Sachs & Co. (10/99 to 12/99);
                                                          Van Eck Associates Corporation
                                                          (9/97 to 10/99)
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------
Steven J. Fredricks (35)   Chief          1/05 to present Attorney of Jackson National         Not Applicable     Not Applicable
1 Corporate Way            Compliance                     Life Insurance Company (2/02 to
Lansing, MI 48951          Officer                        Present); Contract Attorney,
                                                          Godfrey & Kahn, S.C. (2001 -
                                                          2002); Assistant General
                                                          Counsel, Aid Association for
                                                          Lutherans (1997 to 2001)
-------------------------- -------------- --------------- ---------------------------------- ------------------- ------------------

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Series Trust, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.



--------
* Mr. Fritts is an "interested persons" of the Trust due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.

                        TRUSTEES OF THE JNL SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the six month period ended June 30, 2005.

------------------------------ ------------------- -------------------------- -------------------- ----------------------------

                                                     PENSION OR RETIREMENT
                                   AGGREGATE       BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL
                                  COMPENSATION                OF                 BENEFITS UPON       TOTAL COMPENSATION FROM
TRUSTEE                           FROM TRUST*           TRUST EXPENSES            RETIREMENT       TRUST AND FROM FUND COMPLEX
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michael Bouchard                    $32,500                   $0                      $0                     $32,500
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michelle Engler                     $32,500                   $0                      $0                     $32,500
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Dominic D'Annunzio                  $40,000                   $0                      $0                     $40,000**
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Joeph Frauenheim                    $40,000                  $0                       $0                     $40,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Richard McLellan                    $37,500                   $0                      $0                     $37,500
------------------------------ ------------------- -------------------------- -------------------- ----------------------------

* The fees paid to the independent Trustees are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.

**   Mr. D'Annunzio deferred $20,000.



                             PROXY VOTING GUIDELINES

JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (3) on the SEC's website at WWW.SEC.GOV.

     SUB-ADVISORY AGREEMENT WITH ALLIANCE CAPITAL MANAGEMENT LLP(JNL/ALLIANCE CAPITAL GROWTH FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Alliance Capital Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Alliance Capital Management LLP (the "Sub-adviser") through April 29, 2005 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund as well as the time that investment personnel devote to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.



     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc, which ranked the Fund in the 71st, 90th, and 61st percentile for total return for the one-, three, and five-year periods ended December 31, 2004. The Board considered the below average performance of the Fund and possible merger with the JNL/T. Rowe Price Established Growth Fund, which was ranked in the 27th, 15th and 6th percentile for the same time periods. The Board considered the fact that JNAM could not implement the merger prior to April 29, 2005 because of significant system and administrative changes required for fund mergers. Given these necessary and essential changes and the fact that JNAM does not have the capability to manage this Fund itself, the Board concluded that it would not be prudent to replace Alliance at the February meeting. The Board, therefore, concluded, that it would be reasonable to approve the Agreement despite the Sub-adviser's performance, given JNAM's merger proposal.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund. The Board also considered the profitability of the Sub-adviser from its relationship with the Fund. The Board examined the sub-adviser fee for the Fund as compared to that of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that as of 12/31/03, the Fund's sub-adviser fee of 0.35% versus 0.41%. However, based on current asset level of approximately $45 million, the Fund's sub-adviser fee is 0.69%. The Board also noted that the information provided by Lipper reflected that the Fund's management fee was below the median of management fees for other mutual funds similar in size, character and investment strategy. The Board considered the low expense ratio compared to its Lipper average against the Fund's poor performance. The Board also considered JNAM's representation that a lower fee could not be negotiated for the remainder of Alliance's tenure as sub-adviser.

     The Board also  considered the possible  merger with the JNL/T.  Rowe Price
Established Growth Fund and noted its sub-adviser fee was 0.38%, versus the Fund's current sub-adviser fee 0.69%. The Board decided that the 2 basis point increase in the advisory fee due to the merger is reasonable in light of the performance of the JNL/T. Rowe Price Established Growth Fund and concluded that, it is in the best interest of the Fund and its shareholders to merge the Fund into the JNL/T. Rowe Price Established Fund effective April 29, 2005. Due to the 2 basis point increase, the shareholders of the Fund would have to approve the merger.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders to be a relevant factor regardless of the proposed duration of the contract. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase, notwithstanding that no breakpoint was likely to take effect prior to April 29, 2005. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board concluded that shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser receives research results from the Funds' soft dollar trades.

     In evaluating the benefits that accrue to the Sub-Adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-Advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT FOR JNL/AIM REAL ESTATE FUND

     At its meeting on February 9, 2005, the Board of Trustees (the "Board"), including a majority of the Independent Trustees, considered and approved an amendment to the Fund's investment sub-advisory agreement with AIM Capital Management Inc. (the "Sub-adviser") through May 1, 2007 (the "Agreement") in order to add the JNL/AIM Real Estate Fund, with Fund operations commencing May 2, 2005. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Sub-adviser for funds, including information comparing the performance of the Fund with a peer group of funds and an appropriate index and (3) comparative fund expense information and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.


     SUB-SUB-ADVISORY AGREEMENT FOR JNL/AIM REAL ESTATE FUND

     At a special  meeting  held on April 29, 2005,  the Board of Trustees  (the
"Board") approved an agreement between INVESCO Institutional (N.A), Inc. ("IINA") and A I M Capital Management, Inc. ("AIM") whereby AIM designates IINA as Sub-sub-adviser to the JNL/AIM Real Estate Fund through May 1, 2007 (the "Agreement"). In considering the Agreement, the Board relied on the information provided at the February 9, 2005 Board of Trustees meeting.

     The Board of Trustees also periodically considers other material facts such as the allocation of each Fund's brokerage commissions and each Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services that would be provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-Adviser are cause for concern, and require increased scrutiny by JNAM and the Board, the Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board reviewed information provided by the Sub-adviser, which showed the AIM Real Estate Fund, the Fund's "patterned after" fund, outperformed its benchmark by 213, 275 and 197 basis points for total return for the year to date, three-, and five-year periods ended September 30, 2004. The fund also ranked in the top quintile against its Lipper average for the one-, three- and five-year periods ended November 30, 2004. The Board concluded that it is in the best interest of its shareholders to enter into an Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the sub-advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's expense ratio of 1.10% was below the Lipper average of 1.17%. The sub-adviser fee of 0.50% was slightly above the Lipper average of 0.45%. The Board concluded that the Fund's expense ratio and sub-advisory fee are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that although the real estate portfolio being proposed will be seeded with the minimum investment required in order for the Sub-Adviser to effectively commence operations, the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser enjoys benefits from the other JNL Funds it sub-advises.

     In evaluating the benefits that would accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser may pay part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY  AGREEMENT WITH FRED ALGER MANAGEMENT INC.  (JNL/ALGER  GROWTH
FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Alger Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Fred Alger Management Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc, which ranked the Fund in the bottom quartile versus its peers for total return for the one-year period and the third quartile for the three-year period ended December 31, 2004. For the five-year period, the Fund ranked in the second quartile versus its peers and outperformed its Lipper benchmark. The Sub-adviser recently replaced the portfolio manager in September 2004 and subsequently, the Fund has outperformed its benchmark every month through December 31, 2004. The Board considered the recent portfolio manager change, the strong 5-year track record, and recent improvement in performance compared to its benchmark and concluded that, it will continue to closely monitor the Fund's performance for improvement with the new management, but at this time, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.55% from inception to July 2004 was higher than the Lipper average of 0.41%. In July 2004, the Fund's sub-adviser fees were reduced resulting in a sub-adviser fee of 0.45%, which was closer to the Fund's Lipper average. The Board also noted that the information provided by Lipper reflected that the Fund's sub-advisory fee was competitive with the median of management fees for other mutual funds similar in size, character and investment strategy. The Board concluded that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser uses its affiliated broker-dealer for many of the Fund's trades and therefore, the commissions paid by the Fund are paid to an affiliate of the Sub-adviser.

     In evaluating the benefits that accrue to the Sub-Adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-Advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY   AGREEMENT   WITH   FRANKLIN   TEMPLETON   ASSET   MANAGEMENT
(JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board"), including a majority of the Independent Trustees, considered and approved the investment sub-advisory agreement with Franklin Templeton Asset Management (the "Sub-adviser") for the JNL/Franklin Templeton Small Cap Value Fund (the "Fund") through May 1, 2007 (the "Agreement"), with Fund operations commencing May 2, 2005. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund "patterned after" fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) comparative fund expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of each Fund's brokerage commissions and each Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     The Board also met with a representative from the Sub-adviser who answered several questions, including questions regarding the Sub-adviser's legal/regulatory issues. The Adviser and the Board would continue to monitor these issues.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services that would be provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board reviewed information provided by the Sub-adviser, which showed the Franklin Templeton Small Cap Value Fund, the Fund's "patterned after" fund, outperformed its benchmark by 293 basis points for total return for the year to date period, and was in line for the three- and five-year periods ended September 30, 2004. The fund also ranked in the 4th, 48th and 37th percentile for the one-, three- and five-year periods ended November 30, 2004. The Board concluded that it is in the best interest of its shareholders to enter into an Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the sub-advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's expense ratio of 1.15% was equal to its Lipper average. The sub-adviser fee of 0.60% was above the Lipper average of 0.52%. The Board concluded that the Fund's expense ratio and sub-advisory fee are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's management fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that although the small cap value portfolio being proposed will be seeded with the minimum investment in order for the Sub-Adviser to effectively commence operations, the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow.


     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-Adviser does not realize any other benefits at this time.

     SUB-ADVISORY AGREEMENT WITH GOLDMAN SACHS MANAGEMENT (JNL/GOLDMAN SACHS MID CAP VALUE FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board"), including a majority of the Independent Trustees, considered and approved the investment sub-advisory agreement with Goldman Sachs Management (the "Sub-adviser") for the JNL/Goldman Sachs Mid Cap Value Fund's (the "Fund") through May 1, 2007 (the "Agreement"), with Fund operations commencing May 2, 2005. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Sub-adviser for funds with similar investment objectives and strategies, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) comparative fund expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of each Fund's brokerage commissions and each Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management LLC ("Adviser") and the Sub-adviser and the terms of the Agreement.

     The Board also met with a representative and a portfolio manager from the Sub-Adviser who answered several questions

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services that would be provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board reviewed information provided by Lipper, which showed the Goldman Sachs Mid Cap Value Fund, the Fund's "patterned-after" fund, considerably outperformed its Lipper average by 73, 775, and 291 basis points for total return for the year to date, one-, and three-year periods, respectively. The Goldman Sachs retail fund underperformed for the five-year period by 660 basis points. All figures are based on performance as of January 18, 2005. The Board concluded that it is in the best interest of its shareholders to enter into an Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the sub-advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's expense ratio of 1.05% was below the Lipper average of 1.08%. The sub-adviser fee of 0.50% was slightly above the Lipper average of 0.46%. The Board concluded that the Fund's sub-advisory fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's management fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that although the mid cap value portfolio being proposed will be seeded with the minimum investment in order for the Sub-Adviser to effectively commence operations, the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-Adviser does not realize any other benefits at this time.

     SUB-ADVISORY AGREEMENT WITH OPPENHEIMERFUNDS (JNL/OPPENHEIMER GLOBAL GROWTH
FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Oppenheimer Global Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with OppenheimerFunds (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund as well as the time that investment personnel devote to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which ranked the Fund in the second quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund also outperformed its benchmark and respective Lipper benchmark. The Board reviewed the strong Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2003. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Sub-adviser fee of 0.35% is 9 basis points lower than the Lipper average of 0.44%. The Board also noted that the information provided by Lipper reflected that the Fund's sub-adviser fee was lower than the median for other mutual funds similar in size, character and investment strategy. The Board concluded that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     Other than acting as Sub-adviser to another JNL Fund, the Sub-adviser does not realize any other benefits at this time.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH OPPENHEIMERFUNDS (JNL/OPPENHEIMER GROWTH FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Oppenheimer Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with OppenheimerFunds (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which ranked the Fund in the bottom quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Sub-adviser recently replaced the portfolio manager in June 2004. Since this personnel change the Fund has outperformed its benchmark over the last four months of 2004. In light of the more recent performance trend and the change in portfolio manager for the Fund, the Board concluded that it was reasonable to allow the Fund's new portfolio manager to create a performance record in which the Sub-adviser should be evaluated. The Board considered the recent portfolio manager change and concluded that, it will continue to closely monitor the Fund's performance for improvement with the new management, but at this time, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the sub-adviser fee of 0.45% is above the Lipper average of 0.41% due primarily to the Fund's small size. The pro-forma sub-adviser fee using the Lipper average assets is 0.38%. The Board also noted, however, that the information provided by Lipper reflected that the Fund's sub-adviser fee was below the median of sub-adviser fees for other mutual funds similar in size, character and investment strategy. The Board concluded that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     Other than acting as Sub-adviser to another JNL Fund, the Sub-adviser does not realize any other benefits at this time.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY   AGREEMENT  WITH  PACIFIC   INVESTMENT   MANAGEMENT   COMPANY
(JNL/PIMCO TOTAL RETURN BOND FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/PIMCO Total Return Bond Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Pacific Investment Management Company (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub- Adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund as well as the time that investment personnel devote to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which ranked the Fund in the top half versus its peers for total return for the one- and three-year periods and the top quartile for the five-year period ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. The Board reviewed the strong Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the sub-adviser fee of 0.25% just above the Lipper average of 0.23%. The Board also noted that the information provided by Lipper reflected that the Fund's sub-adviser fee is lower than the median for other mutual funds similar in size, character and investment strategy. The Board concluded that while the Fund's sub-advisory fee is slightly higher than the Lipper average, the Sub-Adviser's positive performance record made it reasonable to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's management fee reflects economies of scale for the benefit of Fund shareholders. The sub-adviser fee currently has no breakpoints. The Fund's sub-advisory fee is the same as that of other funds managed by the Sub-adviser. The Board reviewed the Fund's fee arrangements and considered them reasonable due to the strong short and long term performance record. The Board concluded that the current fee schedule was competitive with comparable funds managed by other advisers.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser does not realize any other benefits at this time.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH PUTNAM INVESTMENT MANAGEMENT INC. (JNL/PUTNAM EQUITY FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board) of the JNL/Putnam Equity Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Putnam Investment Management Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-Adviser are a cause for concern, and require increased scrutiny by JNAM and the Board, the Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, which ranked the Fund in the 6th, 29th, and 93rd percentile versus its peers for total return for the one-, three-, and five-year period, respectively, ended December 31, 2004. The Fund also outperformed its Lipper benchmark for the same time periods except the five-year period. The Board considered the solid performance record, and concluded that, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2003. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.50% is above the Lipper average of 0.38%. In May 2004, the Fund's Sub-adviser fee was reduced to 0.47%, resulting in the Fund's sub-adviser fee to be more in line, though still above, its respective Lipper average. The Board concluded that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser receives research results from the Funds' soft dollar trades and is sub-adviser to other Funds advised by JNAM.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH PUTNAM INVESTMENT MANAGEMENT INC. (JNL/PUTNAM INTERNATIONAL EQUITY FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Putnam International Equity Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Putnam Investment Management LLC ("Putnam" or the "Sub-adviser") through May 2, 2005 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-Adviser are a cause for concern, and require increased scrutiny by JNAM and the Board, the Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which ranked the Fund in the 70th, 87th and 66th percentile for total return for the one-, three, and five-year periods ended December 31, 2004. The Board considered the below average performance of the Fund and possible sub-adviser change to JP Morgan Investment Management, Inc ("JPMorgan"). JPMorgan offers an International Equity product, which fits within the current investment objectives of the JNL/Putnam International Equity Fund and has ranked in the 17th, 8th and 9th percentile for the same time periods. The Board considered the fact that JNAM could not implement the sub-advisory change prior to May 2, 2005 because of significant system and administrative changes required for sub-adviser replacements. Given these necessary and customary changes and the fact that JNAM does not have the capability to manage this Fund itself, the Board concluded that it would not be prudent to replace Putnam at the February meeting. The Board concluded that it is in the best interest of the Fund and its shareholders to replace Putnam with JPMorgan effective May 2, 2005.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2003. The Board examined the sub-adviser fee for the Fund as compared to that of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's advisory fee of 0.78% (with the May 2004 pro-forma reduction) is below the Lipper average of 0.84%, but the sub-adviser fee of 0.55% is above the Lipper average of 0.45%. The Board considered the sub-advisory reduction of 7 basis points to 0.48% if JPMorgan is approved as described above. The Board also considered JNAM's belief that a lower fee could not be negotiated for the remainder of Putnam's tenure as sub-adviser to the Fund. Given this fact and more importantly, the challenges noted above of replacing Putnam with JPMorgan prior to May 2, 2005, the Board concluded that, it is in the best interest of the Fund and its shareholders to replace Putnam with JPMorgan effective May 2, 2005.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders to be a relevant factor regardless of the proposed duration of the contract. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase, notwithstanding that no breakpoint was likely to take effect prior to May 2, 2005. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-advisor receives research results from the Funds' soft dollar trades and is sub-adviser to other Funds advised by JNAM.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH PUTNAM INVESTMENT MANAGEMENT INC. (JNL/PUTNAM MIDCAP GROWTH FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Putnam Midcap Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Putnam Investment Management Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-Adviser are a cause for concern, and require increased scrutiny by JNAM and the Board, the Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, which ranked the Fund in the top quartile versus its peers for total return for the one-year period and ranked in the 51st percentile for the three-year period ended December 31, 2004. The Fund also outperformed its benchmark for the one-year period and corresponding Lipper benchmark for both periods. The Board reviewed the strong Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2003. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the sub-adviser fee of 0.50% was slightly above the Lipper average of 0.44%. The Board also noted that the information provided by Lipper reflected that the Fund's sub-adviser fee was lower than the median for other mutual funds similar in size, character and investment strategy. The Board noted that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser receives research results from the Funds' soft dollar trades and is sub-adviser to other Funds advised by JNAM.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH PUTNAM INVESTMENT MANAGEMENT INC. (JNL/PUTNAM VALUE EQUITY FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/Putnam Value Equity Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Putnam Investment Management Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-Adviser are a cause for concern, and require increased scrutiny by JNAM and the Board, the Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which ranked the Fund in the bottom quartile versus its peers for total return for the one- and three-year period and the third quartile for the five-year period ended December 31, 2004. The Fund slightly lagged its benchmark and Lipper benchmark for the same time periods except the five-year period, where the fund strongly outperformed both benchmarks. The Sub-adviser has recently had a change in the portfolio manager. Since this personnel change in December 2004, the Fund has outperformed its benchmark. In light of the more recent performance trend and the change in portfolio manager for the Fund, the Board concluded that it was reasonable to allow the Fund's new portfolio manager to create a performance record in which he and the Sub-adviser should be evaluated. The Board considered the recent portfolio manager change and concluded that it will continue to closely monitor the Fund's performance for improvement with the new management, but at this time, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2003. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.48% was higher than the Lipper average of 0.40%. In May 2004, the Fund's sub-adviser fees was reduced to 0.45% resulting in the Fund's sub-adviser fee to be in line with its Lipper average. The Board also noted that the information provided by Lipper reflected that the Fund's management fee was below the median of management fees for other mutual funds similar in size, character and investment strategy. The Board concluded that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     The Sub-adviser receives research results from the Funds' soft dollar trades and is sub-adviser to other funds advised by JNAM.

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH S&P INVESTMENT ADVISORY SERVICES INC. (JNL/S&P MANAGED AGGRESSIVE GROWTH FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/S&P Managed Aggressive Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with S&P Investment Advisory Services Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, which ranked the Fund in the second quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004 and ranked in the 59th percentile for the five-year period. The Fund also outperformed its Lipper benchmark for the all periods except the five-year. The Board reviewed the strong Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.06% is considerably lower than the Lipper average of 0.37%. The Lipper category includes fund of funds and actively managed funds in calculating averages. The current Fund expense ratio is 0.17%, and including the underlying funds, the ratio is 1.128%. The Board also noted that the information provided by Lipper reflected that the Fund's sub-adviser fee was equal to the median for other fund of funds similar in size, character and investment strategy. The Board concluded that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER

     Other than acting as sub-adviser to other JNL Funds, the Sub-Adviser does not realize any other benefits at this time.

     SUB-ADVISORY AGREEMENT WITH S&P INVESTMENT ADVISORY SERVICES INC. (JNL/S&P MANAGED CONSERVATIVE FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/S&P Managed Conservative Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with S&P Investment Advisory Services Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser and the performance of the other funds managed by the Sub-adviser, including comparative performance information. The Fund operations commenced October 4, 2004. Returns for month-end and since inception as of December 31, 2004 were 1.57% and 3.50%, respectively. The Board reviewed the Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.06% is considerably lower than the Lipper average of 0.37%. The Lipper category includes fund of funds and actively managed funds in calculating averages. The Fund expense ratio including the underlying funds is 1.002%. The Board also noted that while the information provided by Lipper reflected that the Fund's sub-adviser fee was higher than the median for other fund of funds similar in character and investment strategy, the asset size of the other fund of funds was considerably higher than the Fund. The Board concluded that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER

     Other than acting as sub-adviser to other JNL Funds, the Sub-Adviser does not realize any other benefits at this time.

     SUB-ADVISORY AGREEMENT WITH S&P INVESTMENT ADVISORY SERVICES INC. (JNL/S&P MANAGED GROWTH FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/S&P Managed Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with S&P Investment Advisory Services Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which placed the Fund in the 59th percentile versus its peers for total return for the one-year period and the second quartile for the three- and five-year periods, ended December 31, 2004. The Fund was also in line with its Lipper benchmark. The Board reviewed the strong Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.06% was considerably lower than the Lipper average of 0.37%. The Lipper category includes fund of funds and actively managed funds in calculating averages. The current Fund expense ratio is 0.16%. and including the underlying funds, the ratio is 1.111%. The Board also noted that the information provided by an independent data service reflected that the Fund's management fee and expense ratio were below the median for other fund of funds similar in size, character and investment strategy. The Board concluded that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER

     Other than acting as sub-adviser to other JNL Funds, the Sub-Adviser does not realize any other benefits at this time.

     SUB-ADVISORY AGREEMENT WITH S&P INVESTMENT ADVISORY SERVICES INC. (JNL/S&P MANAGED MODERATE FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/S&P Managed Moderate Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with S&P Investment Advisory Services, Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment manager, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser and the performance of the other funds managed by the Sub-adviser, including comparative performance information. Fund operations commenced October 4, 2004. Returns for month-end and since inception as of December 31, 2004 were 2.33% and 5.40%, respectively. The Board reviewed the solid Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.06% was considerably lower than the Lipper average of 0.37%. The Lipper category includes fund of funds and actively managed funds in calculating averages. The Fund expense ratio including the underlying funds is 1.035%. The Board also noted that the information provided by an independent data service reflected that the Fund's expense ratio was equal to the median for other fund of funds similar in size, character and investment strategy. The Board concluded that the Fund's management fee and expense ratio are reasonable.



     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER

     Other than acting as sub-adviser to other JNL Funds, the Sub-Adviser does not realize any other benefits at this time.

     SUB-ADVISORY AGREEMENT WITH S&P INVESTMENT ADVISORY SERVICES INC. (JNL/S&P MANAGED MODERATE GROWTH FUND)

     At its meeting on February 9, 2005, the Board of Trustees (the "Board") of the JNL/S&P Managed Moderate Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with S&P Investment Advisory Services Inc. (the "Sub-adviser") through February 28, 2006 (the "Agreement"). In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors. At its meeting on May 17, 2005, the Board considered and approved the agreement through June 30, 2006.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including duties for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information provided by Lipper, Inc., which placed the Fund in the 78th percentile versus its peers for total return for the one-year period and the second quartile for the three- and five-year periods, ended December 31, 2004. The Fund also outperformed its Lipper benchmark for the three- and five-year periods. Prior to October 4, 2004, this Fund was the JNL/S&P Conservative Growth Fund I and maintained an allocation of approximately 60% equity fund investments and 40% fixed income fund investments. With the overall equity market up 10.81% as measured by the S&P 500 Index and the bond markets up only 4.31% (Lehman Aggregate Bond Index), the more conservatively managed Fund would expect to underperform its peers in the Lipper Multi-cap Core index. After the changes to the S&P Fund line-up in October, the Fund currently has a equity and fixed income weighting of 75%/25%. JNAM was comfortable with the Fund's overall performance as it outperformed its 50/50 benchmark index and also outperformed both of JNL's Balanced Funds for the 1-year period. The Board reviewed the above average Fund performance record achieved by the Sub-adviser relative to the Fund's peers and concluded that, while past performance is no guarantee of future performance, it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee 0.06% was considerably lower than the Lipper average of 0.37%. The Lipper category includes fund of funds and actively managed funds in calculating averages. The current Fund expense ratio is 0.17%, and including the underlying funds, the ratio is 1.070%. The Board also noted that the information provided by Lipper reflected that the Fund's management fee was below the median for other fund of funds similar in size, character and investment strategy. The Board concluded that the Fund's management fee and expense ratio are reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER

     Other than acting as sub-adviser to other JNL Funds, the Sub-Adviser does not realize any other benefits at this time.

     INVESTMENT ADVISORY AGREEMENT WITH JACKSON NATIONAL ASSET MANAGEMENT, LLC


     At its meeting on May 17, 2005, the Board of Trustees/Managers (the "Board") of the JNL Series Trust, JNL and JNLNY Variable Funds (collectively, the "Funds"), including a majority of the Independent Trustees/Managers, considered and approved the investment advisory agreements (the "Agreements") with Jackson National Asset Management, LLC ("JNAM") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of its services, (2) the investment performance of the Funds, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect these economies of scale for the Funds' investors, and (5) other "fall-out" benefits realized by JNAM (i.e. ancillary benefits derived by JNAM or its affiliates from JNAM's relationship with the Funds).

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by them to the Funds. The Board also examined information on JNAM's key personnel that will be providing investment advisory services to the Funds, including responsibilities for serving as the Funds' administrator and transfer agent, overseeing the Funds' sub-advisers, monitoring adherence to the Funds' investment restrictions and monitoring compliance with various policies and procedures of the Funds. In light of the foregoing, the Board concluded it was reasonable to expect that the Funds would continue to benefit from the services provided by JNAM under their Agreements as a result of their experience, reputation, personnel, operations and resources.


     INVESTMENT PERFORMANCE OF THE SUB-ADVISERS AND THE FUNDS

     The Board reviewed information on the performance of the Funds, including comparative performance information. The Board also reviewed the information prepared by Lipper. JNAM provided the following information to the Board:

     The JNL/AIM Large Cap Growth Fund ranked in the top quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/AIM Small Cap Growth Fund ranked in the bottom quartile versus its peers for total return for the one-year period and the third quartile for the three-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the same time periods. Despite their performance, JNAM believes it reasonable to continue to retain AIM as the Fund's Sub-Adviser because in September 2004 AIM replaced the portfolio manager responsible for the Fund and its performance. Since this personnel change, the Fund has out-performed by 305 and 393 basis points against the Russell 2000 Index and the Russell 2000 Growth Index, respectively. JNAM believes it is reasonable to allow the Fund's new portfolio manager to create a performance record in which she and AIM should be evaluated. JNAM will continue to closely monitor for improvement and recommends that the Board approve the Agreement.

     The JNL/Alger Growth Fund ranked in the bottom quartile versus its peers for total return for the one-year period, the third quartile for the three-year period and the second quartile for the five-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods, and outperformed in the five-year period. Alger replaced the portfolio manager in September 2004 and subsequently, the Fund has outperformed its benchmark. JNAM notes the recent portfolio manager change, the strong 5-year track record, and recent uptick in performance compared to its benchmark and concludes that, it will continue to monitor closely the Fund's performance for improvement with the new management and recommends that the Board approve the Agreement.

     The JNL/Eagle Core Equity Fund ranked in the bottom quartile versus its peers for total return for the one-year period the third quartile for the three-year period and the top quartile for the five-year period ended December
31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods, and outperformed in the five-year period. The Fund's underperformance was attributable to the growth portion of the portfolio and its positioning of the portfolio last year while the economy was recovering from the recession. The value and equity income portions performed consistent with their benchmarks. There have been no significant changes to Eagle's overall investment process and no material changes in portfolio management personnel on the growth side. JNAM will continue to closely monitor performance for improvement and recommends that the Board approve the Agreement.

     The JNL/Eagle SmallCap Equity Fund ranked in the second quartile versus its peers for total return for the one-year period the third quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its Lipper benchmark for the one-year period and underperformed in the three- and five-year periods. The Fund out-performed the Russell 2000 Growth Index over all periods. JNAM will continue to closely monitor performance for improvement and recommends that the Board approve the Agreement.

     The JNL/FMR Balanced Fund ranked in the second quartile versus its peers for total return for the one-year period the third quartile for the three-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods. JNAM notes the sub-adviser change during mid-2004 and the subsequent improvement in performance. JNAM will continue to closely monitor performance for improvement and recommends that the Board approve the Agreement.

     The JNL/FMR Capital Growth Fund ranked in the second quartile versus its peers for total return for the one- and three-year periods and the bottom quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year period and underperformed for the three- and five-year periods. JNAM notes the sub-adviser change during mid-2004 and the subsequent improvement in performance. JNAM recommends that the Board approve the Agreement.

     The JNL/JPMorgan International Equity Fund ranked in the third quartile versus its peers for total return for the one- and five-year periods and the bottom quartile for the three-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. JPMorgan replaced Putnam as the Fund's subadvisor on May 2, 2005. JNAM recommends that the Board approve the Agreement.

     The JNL/JPMorgan International Value Fund ranked in thetop quartile for the one-year period and the bottom quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year period. Even though the long-term performance has lagged its peers, JNAM notes the Fund changed its investment style approximately two years ago from emerging markets to a value focus in more developed countries. Since this style change and subsequent growth in assets, the Fund has performed very well. JNAM will continue to closely monitor performance and recommends that the Board approve the Agreement.

     The JNL/Lazard Mid Cap Value Fund ranked in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.



     The JNL/Lazard Small Cap Value Fund ranked in the third quartile versus its peers for total return for the one-, three-year periods and the second quartile for the five-year period ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. The Fund's recent underperformance is due to an underweight in areas the sub-adviser believed were over priced such as the financial industry and REITs, which have performed well. There have been no significant changes to Lazard's investment process and no material changes in portfolio management personnel. JNAM will continue to closely monitor performance and notes the Fund's strong 5-year track record. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Bond Index Fund ranked in the bottom quartile versus its peers for total return for the one-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the same time period. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.


     The JNL/Mellon Capital Management Enhanced S&P 500 Index Fund ranked in the top quartile versus its peers for total return for the one-year period, second quartile for the three-year period and the third quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year period and underperformed for the three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management International Index Fund ranked in the second quartile versus its peers for total return for the one-year period ended December 31, 2004. The Fund was in-line with its benchmark and corresponding Lipper benchmark for the same time period. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management S&P 400 MidCap Index Fund ranked in the 52nd percentile for total return for the one-year period ended December 31, 2004. The Fund slightly underperformed its benchmark and corresponding Lipper benchmark for the same time period. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management S&P 500 Stock Index Fund ranked in the bottom quartile versus its peers for total return for the one-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time period. The Lipper category was not comprised of funds utilizing the same strategies as the Mellon funds. JNAM compared the Fund's performance to its benchmark and the Fund's underperformance compared to the Lipper peers did not concern JNAM. JNAM recommends that the Board approve the Agreement.

     The JNL/Mellon Capital Management Small Cap Index Fund ranked in the 54th percentile for total return for the one-year period ended December 31, 2004. The Fund slightly underperformed its benchmark and corresponding Lipper benchmark for the same time period. JNAM recommends that the Board approve the Agreement.

     The JNL/Oppenheimer Global Growth Fund ranked in the second quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Oppenheimer Growth Fund ranked in the bottom quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the same time periods. Despite this performance, JNAM believes it is reasonable to continue to retain Oppenheimer as the Fund's Sub-adviser because in June 2004 Oppenheimer replaced the portfolio manager that was responsible for the Fund's performance. Since this personnel change, the Fund has outperformed its benchmark. In light of the more recent performance trend and the change in portfolio manager for the Fund, JNAM believes it is reasonable to allow the Fund's new portfolio manager to create a performance record in which he and Oppenheimer should be evaluated. JNAM will continue to closely monitor the Fund's performance for improvement with the new management and recommends that the Board approve the Agreement.

     The JNL/Putnam Equity Fund ranked in the top quartile versus its peers for total return for the one-year period, the second quartile for the three-year period and the bottom quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year period and underperformed for the three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Putnam Mid-Cap Growth Fund ranked in the top quartile versus its peers for total return for the one-year period and the 51st percentile for the three-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year period and underperformed for the three-year period. JNAM recommends that the Board approve the Agreement.

     The JNL/Putnam Value Equity Fund ranked in the bottom quartile versus its peers for total return for the one- and three-year periods and the third quartile for the five-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods and outperformed for the five-year period. Despite this performance, JNAM believes it is reasonable to continue to retain Putnam as the Fund's Sub-adviser at this time because in December 2004, the portfolio manager and chief investment officer ("CIO") of Putnam's Large Cap Value team responsible for the Fund's performance decided to leave Putnam. The portfolio manager and CIO was replaced as CIO by Josh Brooks, and two current members of the portfolio management team will assume a co-portfolio manager role. Since this personnel change at the end of December 2004, the Fund has outperformed its benchmark. In light of the more recent performance trend and the change in portfolio manager for the Fund, JNAM believes it is reasonable to allow the Fund's new portfolio managers to create a performance record in which they and Putnam should be evaluated. JNAM recommends that the Board approve the Agreement.

     The JNL/S&P Managed Aggressive Growth Fund ranked in the second quartile versus its peers for total return for the one- and three-year periods and the third quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods and underperformed for the five-year period. JNAM recommends that the Board approve the Agreement.

     The JNL/S&P Managed Conservative Fund was launched in October 2004. No performance information has been provided due to the short time period since the Fund's inception. JNAM recommends that the Board approve the Agreement.

     The JNL/S&P Managed Growth Fund ranked in the third quartile versus its peers for total return for the one-year period and the second quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods and underperformed for the five-year period. JNAM recommends that the Board approve the Agreement.

     The JNL/S&P Managed Moderate Fund was launched in October 2004. No performance information has been provided due to the short time period since the Fund's inception. JNAM recommends that the Board approve the Agreement.

     The JNL/S&P Managed Moderate Growth Fund ranked in the bottom quartile versus its peers for total return for the one-year period and the second quartile for the three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year periods. JNAM notes the strong long-term track record, and will continue to closely monitor the Fund's short-term performance for improvement. However, at this time, believes that it is in the best interest of the Fund and its shareholders to renew the Agreement. JNAM recommends that the Board approve the Agreement.

     The JNL/Salomon Brothers High Yield Bond Fund ranked in the bottom quartile versus its peers for total return for the one-year period and the top quartile for the three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed for the three- and five-year periods. JNAM notes the strong long-term track record, and will continue to closely monitor the Fund's short-term performance for improvement. However, at this time, JNAM recommends that the Board approve the Agreement.

     The JNL/Salomon Brothers Strategic Bond Fund ranked in the third quartile versus its peers for total return for the one- and three-year periods and the second quartile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. Subsequent to 2004, performance has improved. There have been no significant changes to Salomon's investment process and no material changes in portfolio management personnel. The Fund has significantly outperformed its benchmark in all periods. JNAM notes the Fund's solid long-term track record, and will closely monitor performance for improvement in the short term. However, at this time, JNAM recommends that the Board approve the Agreement.

     The JNL/Salomon Brothers U.S. Government & Quality Bond Fund ranked in the second quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods and underperformed for the five-year period. JNAM recommends that the Board approve the Agreement.

     The JNL/Select Balanced Fund ranked in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/Select Global Growth Fund ranked in the bottom quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the same time periods. The Fund had a subadviser replacement in May 2004. JNAM recommends that the Board approve the Agreement.

     The JNL/Select Large Cap Growth Fund ranked in the top quartile versus its peers for total return for the one- and three-year periods and the bottom quartile for the five-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the one- and three-year periods and underperformed for the five-year period. JNAM recommends that the Board approve the Agreement.

     The JNL/Select Money Market Fund ranked in the third quartile versus its peers for total return for the one-year period and the bottom quartile for the three- and five-year periods ended December 31, 2004. The Fund was in-line with its benchmark and corresponding Lipper benchmark for the one-year period and underperformed for the three- and five-year periods. The Fund had a subadivser replacement in October 2004 and an adviser fee cut of 10 bps in January 2004. JNAM recommends that the Board approve the Agreement.

     The JNL/Select Value Fund ranked in the second quartile versus its peers for total return for the one-year period ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time period. JNAM recommends that the Board approve the Agreement.

     The JNL/T.Rowe Price Established Growth Fund ranked in the second quartile versus its peers for total return for the one-year period and the top quartile in the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-, three- and five-year periods. JNAM recommends that the Board approve the Agreement.

     The JNL/T.Rowe Price Mid-Cap Growth Fund ranked in the top quartile versus its peers for total return for the one-, three and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The JNL/T.Rowe Price Value Fund ranked in the second quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the same time periods. JNAM recommends that the Board approve the Agreement.

     The Board considered the performance of the Funds and concluded that it was in the best interest of the Funds and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER

     The Board reviewed information on JNAM's costs in serving as the Funds investment manager, including the costs associated with the personnel and systems necessary to manage the Funds for 2004. In addition, the Board reviewed information on JNAM's profitability from their relationship with the Funds. The Board examined the advisory fees for the Funds as compared to that of other funds and accounts managed by other advisers, in addition to its Lipper average. The Board concluded that the Funds' advisory fees were reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Funds' advisory fees reflect economies of scale for the benefit of Funds' shareholders. The Board reviewed the Funds' fee arrangements, which include breakpoints that decrease the fee rate as the Funds' assets increase. The Board concluded that the breakpoints in its contracts with the Funds, shared with shareholders the benefits of economies of scale as the Funds' assets grow. JNAM provided the following information:

     The JNL/AIM Large Cap Growth Fund's current Advisory Fee of 0.71% is below the Lipper average of 0.74%.

     The JNL/AIM Real Estate Fund's Advisory Fee of 0.75% is slightly above the Lipper average of 0.72%. JNAM notes that this Fund is a recent start-up (May
2005) and has not grown its assets to exceed the Fund's fee breakpoints.

     The JNL/AIM Small Cap Growth Fund's Advisory Fee of 0.85% is slightly above the Lipper average of 0.82% due to the Fund's small size compared to the Lipper peer group average.

     The JNL/Alger Growth Fund's current Advisory Fee of 0.70% is below the Lipper average of 0.74%.

     The JNL/Eagle Core Equity Fund's Advisory Fee of 0.65% is the same as the Lipper average of 0.65%.

     The JNL/Eagle SmallCap Equity Fund's Advisory Fee of 0.75% is the same as the Lipper average of 0.75%.

         The JNL/FMR Balanced Fund's current Advisory Fee of 0.70% is above the Lipper average of 0.58%.

         The JNL/FMR Capital Growth Fund's Advisory Fee of 0.70% is below the Lipper average of 0.76%.

     The JNL/Franklin Templeton Small Cap Value Fund's Advisory Fee of 0.85% is above the Lipper average of 0.80%. JNAM notes that this Fund is a recent start-up (May 2005) and has not grown its assets to exceed the Fund's fee breakpoints. The JNL/Goldman Sachs Mid Cap Value Fund's Advisory Fee of 0.75% is below the Lipper average of 0.77%. JNAM notes that this Fund is a recent start-up (May 2005) and has not grown its assets to exceed the Fund's fee breakpoints.

     The JNL/JPMorgan International Equity Fund's current Advisory Fee of 0.71% is below the Lipper average of 0.79%.

     The JNL/JPMorgan International Value Fund's current Advisory Fee of 0.71% is slightly above the Lipper average of 0.69%. The Fund's fee schedule includes breakpoints that will decrease the Fund's effective fee as its assets increase.

     The JNL/Lazard Mid Cap Value Fund's current Advisory Fee of 0.72% is above the Lipper average of 0.66%. The Fund's fee schedule includes breakpoints that will decrease the Fund's effective fee as its assets increase.

     The JNL/Lazard Small Cap Value Fund's current Advisory Fee of 0.75% is the same as the Lipper average of 0.75%.

     The JNL/Mellon Capital Management Bond Index Fund's Advisory Fee of 0.30% is below the Lipper average of 0.54%.

     The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund's current Advisory Fee of 0.49% is below the Lipper average of 0.65%.

     The JNL/Mellon Capital Management International Index Fund's Advisory Fee of 0.30% is below the Lipper average of 0.79%.

     The JNL/Mellon Capital Management S&P 400 MidCap Index Fund's Advisory Fee of 0.29% is below the Lipper average of 0.66%.

     The JNL/Mellon Capital Management S&P 500 Index Fund's Advisory Fee of 0.29% is slightly above the Lipper average of 0.26% due the Fund's smaller asset base than the Lipper average.

     The JNL/Oppenheimer Global Growth Fund's Advisory Fee of 0.70% is below the Lipper average of 0.79%.

     The JNL/Oppenheimer Growth Fund's Advisory Fee of 0.70% is below the Lipper average of 0.74%. Effective July 1, 2005, this fee will be reduced to 0.65%.

     The JNL/PIMCO Total Return Bond Fund's Advisory Fee of 0.50% is below the Lipper average of 0.54%.

     The JNL/Putnam Equity Fund's current Advisory Fee of 0.67% is slightly above the Lipper average of 0.65% due to the Fund's smaller asset base than the Lipper average.

     The JNL/Putnam Midcap Growth Fund's Advisory Fee of 0.75% is below the Lipper average of 0.76%.

     The JNL/Putnam Value Equity Fund's Advisory Fee of 0.66% is the same as the Lipper average of 0.66%.

     The JNL/S&P Managed Aggressive Growth Fund's current Advisory Fee of 0.12% is below the Lipper average of 0.62%.

     The JNL/S&P Managed Conservative Fund's Advisory Fee of 0.13% is below the Lipper average of 0.62%.

     The JNL/S&P Managed Growth Fund's Advisory Fee of 0.11% is below the Lipper average of 0.62%.

     The JNL/S&P Managed Moderate Fund's Advisory Fee of 0.13% is below the Lipper average of 0.62%.

     The JNL/S&P Managed Moderate Growth Fund's current Advisory Fee of 0.11% is below the Lipper average of 0.62%.

     The JNL/Salomon Brothers High Yield Bond Fund's current Advisory Fee of 0.50% is below the Lipper average of 0.62%.

     The JNL/Salomon Brothers Strategic Bond Fund's Advisory Fee of 0.63% is below the Lipper average of 0.72%.

     The JNL/Salomon Brothers U.S. Government & Quality Bond Fund's current Advisory Fee of 0.49% is below the Lipper average of 0.55%.

     The JNL/Select Balanced Fund's Advisory Fee of 0.49% is below the Lipper average of 0.58%.

     The JNL/Select Global Growth Fund's current Advisory Fee of 0.74% is below the Lipper average of 0.79%.

     The JNL/Select Large Cap Growth Fund's current Advisory Fee of 0.68% is below the Lipper average of 0.74%.

     The JNL/Select Money Market Fund's Advisory Fee of 0.30% is below the Lipper average of 0.41%.

     The JNL/Select Value Fund's Advisory Fee of 0.55% is below the Lipper average of 0.68%.

     The JNL/T.Rowe Established Growth Fund's current Advisory Fee of 0.60% is below the Lipper average of 0.74%.

     The JNL/T.Rowe Mid-Cap Growth Fund's Advisory Fee of 0.71% is below the Lipper average of 0.76%.

     The JNL/T.Rowe Value Fund's current Advisory Fee of 0.67% is below the Lipper average of 0.68%.

     In light of this, the Board believed it would be reasonable to conclude that, under the Agreements, shareholders shared in the benefits to be achieved through economies of scale. The Board noted that the JNL/PIMCO Total Return Bond Fund does not have any breakpoints in its fees. However, the Board concluded that the current fee schedule was competitive with comparable funds managed by other advisers.

     OTHER BENEFITS TO THE ADVISER AND ITS AFFILIATES

     In evaluating the benefits that accrue to the Adviser, the Board reviewed the Funds as a whole. Through its relationship with the Funds, JNAM, and its affiliate, Jackson National Life Distributors, Inc. ("JNLD"), recognize that they serve the Funds in various capacities, including as Adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain of these services to the Funds. As administrator, JNAM receives a fee for providing fund accounting and administration services to the Funds. This fee also is used by JNAM to cover most of the Funds' operating expenses. The Board reviews this Administrative Fee annually. JNAM does not receive a fee for its transfer agent services. As distributor, JNLD receives a 0.20% 12b-1 fee from the Funds. During 2004, JNLD also received 12b-1 fees from the Funds as part of a commission recapture program. This fee was discontinued in December 2004 with any ongoing commissions recaptured accruing to the benefit of the Funds. In addition, certain sub-advisers pay part of the costs of various meetings organized and run by JNLD for its variable insurance product wholesalers. The meetings are arranged by JNLD and provide an opportunity for the sub-advisers to educate the wholesalers and, in the case of the due diligence meetings, certain agents. After full consideration of these, and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Funds and its shareholders.



     SUB-ADVISORY AGREEMENT WITH AIM CAPITAL MANAGEMENT INC. (JNL/AIM LARGE CAP GROWTH FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/AIM Large Cap Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with AIM Capital Management Inc. (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.





     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the top quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. The Board considered the strong Fund performance record achieved by the Sub-adviser relative to the Fund's peers, and concluded that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel, and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.52% is above the Lipper average of 0.42%. Effective January 1, 2005, the sub-adviser fee was reduced to 0.45%. The Board concluded that, while the Sub-adviser's fee under the Agreement is slightly higher than the Lipper average, the Sub-Adviser's positive performance record supports the conclusion that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these, and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH AIM CAPITAL MANAGEMENT INC. (JNL/AIM SMALL CAP GROWTH FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/AIM Small Cap Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with AIM Capital Management Inc. (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows, and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-Adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 80th and 58th percentile for total return for the one and three-year period ended December 31, 2004. The Fund also underperformed its benchmark and corresponding Lipper benchmark for the same time periods. Despite their performance, the Board concluded that it would be reasonable to continue to retain AIM as the Fund's Sub-Adviser because in September 2004 the Sub-adviser replaced the portfolio manager responsible for the Fund and its performance. Since this personnel change, performance has improved by 305 and 393 basis points against the Russell 2000 Index and the Russell 2000 Growth Index, respectively. The Board concluded that it would be reasonable to allow the Fund's new portfolio manager to create a performance record in which she and the Sub-adviser should be evaluated. The Board requested that JNAM continue to closely monitor for improvement, but at this time, believed that it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund as compared to that of other funds and accounts managed by the Sub-adviser and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.65% is above the Lipper average of 0.51%. However, the Fund's sub-advisory fee is in line with the three funds in the Lipper peer group analysis with sub-advisory fees of 50, 61.5, and 60 bps. In addition, due to capacity constraints in the small cap mandates, many sub-advisory firms are no longer accepting new accounts and those that are, have higher fees. The Board concluded that, while the Sub-adviser's fee under the Agreement was higher than the Lipper average, the Sub-adviser's recent positive performance record and the fee comparisons above, supported the conclusion that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that these breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH EAGLE ASSET MANAGEMENT INC. (JNL/EAGLE CORE EQUITY FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Eagle Core Equity Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Eagle Asset Management Inc. (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-Adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 76th, 61st, and 22nd percentile for total return for the one-, three- and five-year periods ended December 31, 2004, respectively. The Fund also underperformed its benchmark and corresponding Lipper benchmark for the same time periods except the five-year period. JNAM noted that the under performance was attributable to the growth portion of the portfolio and that the value and equity income portions performed consistent with their benchmarks. JNAM also noted that there have been no significant changes to Eagle's investment process and no material changes in portfolio management personnel on the growth side and that the underperformance was due to the positioning of the portfolio last year while the economy was recovering from the recession. Overall, the Fund has a solid long-term performance record. The Board requested that JNAM continue to closely monitor the Fund's recent performance for improvement, but at this time, believes that it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.41% is just above the Lipper average of 0.38%. The Board noted that, while the Sub-adviser's fee under the Agreement is slightly higher than the Lipper average, the Sub-adviser's positive long-term performance record makes it reasonable to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH EAGLE ASSET MANAGEMENT INC. (JNL/EAGLE SMALL CAP EQUITY FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Eagle SmallCap Equity Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Eagle Asset Management Inc. (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the second quartile versus its peers for total return for the one-year period, and the third quartile for the three- and five-year period ended December 31, 2004. The Fund outperformed its benchmark for all periods, and was inline with its corresponding Lipper benchmark for the one- and three-year periods. The Board noted the solid Fund performance record relative to the Fund's peers and believes that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.50% is just below the Lipper average of 0.51%. The Board concluded that it would be reasonable for the Board to conclude that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY   AGREEMENT  WITH  J.P.  MORGAN  INVESTMENT   MANAGEMENT  INC.
(JNL/JPMORGAN INTERNATIONAL VALUE FUND)

     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/JPMorgan International Value Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with J.P. Morgan Investment Management Inc. (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser under the Agreement as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-Adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the top quartile versus its peers for total return for the one-year period and the bottom quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year time period and underperformed for the three- and five-year periods. Even though the long-term performance has lagged its peers, the Board noted the Fund changed its investment style approximately two years ago from emerging markets to a value focus in more developed countries. Since this style change and subsequent growth in assets, the Fund has performed very well. The Board requested that JNAM continue to closely monitor performance, but at this time the Board believed that it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.55% is above the Lipper average of 0.47%. Effective May 1, 2005, the sub-adviser fee was reduced to an effective annual rate of 0.47%. The Board concluded that it would be reasonable for the Board to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that these breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.


     SUB-ADVISORY AGREEMENT WITH LAZARD ASSET MANAGEMENT (JNL/LAZARD MID CAP VALUE FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Lazard Mid Cap Value Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Lazard Asset Management (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed the information prepared by Lipper, which ranked the Fund in the top quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the same time periods. The Board considered the strong Fund performance record relative to the Fund's peers and believes that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Board noted that the Fund's sub-adviser fee of 0.53% is above the Lipper average of 0.40%. Effective January 1, 2005, the sub-adviser fee was reduced to 0.47%. The Board also noted that the information provided by Lipper reflected that the Fund's sub-adviser fee was in line with other mutual funds similar in size, character, and investment strategy. The Board believed that, while the Sub-adviser's fee, under the Agreement, is higher than the Lipper average, the Sub-adviser's positive performance record supports the conclusion that the Fund's sub-advisory fee is reasonable.



     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that these breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board believed that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH LAZARD ASSET MANAGEMENT (JNL/LAZARD SMALL CAP VALUE FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Lazard Small Cap Value Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Lazard Asset Management (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 62nd percentile for total return for the one- and three-year periods and the 30th percentile for the five-year period ended December 31, 2004. The Fund underperformed its benchmark and corresponding Lipper benchmark for the same time periods except the five-year period, where the Fund outperformed both benchmarks by 598 and 483 basis points, respectively. The Board requested that JNAM continue to closely monitor performance and noted the Fund's strong 5-year track record. JNAM stated the Fund had a value focus and that the Sub-adviser is conservative and therefore underweight in areas they believed were over priced such as the financial industry and REITs, which have performed well. JNAM informed the Board that there have been no significant changes to the Sub-adviser's investment process and no material changes in portfolio management personnel. The Board believed that it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.58% is just above the Lipper average of 0.51%. Effective January 1, 2005, the sub-adviser fee was reduced to 0.50%. The Board believed it would be reasonable for the Board to conclude that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY   AGREEMENT  WITH  SALOMON   BROTHERS  ASSET   MANAGEMENT  INC
(JNL/SALOMON BROTHERS HIGH YIELD BOND FUND)

     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Salomon Brothers High Yield Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Salomon Brothers Asset Management (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.





     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-Adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 81st percentile for total return for the one-year period and in the top quartile for the three- and five-year periods ended December 31, 2004. The Fund also underperformed its benchmark and corresponding Lipper benchmark for the one-year period and outperformed all benchmarks in the three- and five-year periods. The Board considered the strong long-term track record, and requested that JNAM continue to closely monitor the Fund's short-term performance for improvement. However, at this time, the Board concluded that given that long-term performance record it was in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.33% is below the Lipper average of 0.38%. The Board believed it would be reasonable for the Board to conclude that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY   AGREEMENT  WITH  SALOMON   BROTHERS  ASSET   MANAGEMENT  INC
(JNL/SALOMON BROTHERS STRATEGIC BOND FUND)

     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Salomon Brothers Strategic Bond Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Salomon Brothers Asset Management (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 69th percentile versus its peers for total return for the one- and three-year period and in the 47th percentile for the five-year period ended December 31, 2004. The Fund outperformed its benchmark for all periods but underperformed its corresponding Lipper benchmark for all periods. The Board considered the Fund's solid five-year track record, and requested that JNAM closely monitor performance for improvement in the short term. Subsequent to 2004, performance has improved. JNAM informed the Board that there have been no significant changes to the Sub-adviser's investment process and no material changes in portfolio management personnel. The Fund had significantly outperformed its benchmark in all periods. Mr. Nerud stated that JNAM noted it was reviewing the Fund's Lipper classificationand that the Fund was currently classified as global income even though the Fund did not invest in international bonds.

     However, at this time the Board believed that it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.34% is below the Lipper average of 0.39%. The Board believed it would be reasonable for the Board to conclude that the Fund's sub-adviser fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board believed it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.


     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY   AGREEMENT  WITH  SALOMON   BROTHERS  ASSET   MANAGEMENT  INC
(JNL/SALOMON U.S. GOVERNMENT BOND FUND)

     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/Salomon Brothers U.S. Government & Quality Bond Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with Salomon Brothers Asset Management (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board the nature, quality and extent of the services provided by the Sub- adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered information on the Sub-adviser's duties, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the second quartile versus its peers for total return for the one-, three- and five-year periods ended December 31, 2004. The Fund also outperformed its benchmark and corresponding Lipper benchmark for the one-year period and was in line for the three- and five-year time period. The Board considered the solid Fund performance record relative to the Fund's peers and believes that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.21% is just above the Lipper average of 0.16%. The Board concluded that, while the Sub-adviser's fee under the Agreement is slightly higher than the Lipper average, the Sub-adviser's positive performance record makes it reasonable to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that these breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, The Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH T. ROWE PRICE (JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/T. Rowe Price Established Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with T. Rowe Price (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser, including responsibilities for investment research and stock selection, adherence to the Fund's investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 27th percentile versus its peers for total return for the one-year period, and in the top quartile for the three- and five-year periods ended December 31, 2004. The Fund was inline with its benchmark for the one-year period and outperformed its benchmark for three- and five-year periods and its corresponding Lipper benchmark for all periods. The Board noted the strong Fund performance record achieved by the Sub-adviser, relative to the Fund's peers, and believes that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.40% is below the Lipper average of 0.42%. The Board concluded that the Sub-adviser's positive performance record makes it reasonable to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that these breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH T. ROWE PRICE (JNL/T. ROWE PRICE MID-CAP GROWTH
FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/T. Rowe Price Mid-Cap Growth Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with T. Rowe Price (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board reviewed the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel that will be providing investment management services to the Fund. The Board also considered information on the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser, including investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the 27th percentile versus its peers for total return for the one-year period, and in the top quartile for the three- and five-year periods ended December 31, 2004. The Fund outperformed its benchmark for the one-year period and was inline with its benchmark for the three- and five-year periods. The Fund outperformed the Lipper benchmark for all periods. The Board noted the strong Fund performance record achieved by the Sub-adviser, relative to the Fund's peers, and believes that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined information on the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.50% is just above the Lipper average of 0.46%. The Board concluded that, while the Sub-adviser's fee, under the Agreement, is slightly higher than the Lipper average, the Sub-adviser's positive performance record makes it reasonable to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH T. ROWE PRICE (JNL/T. ROWE PRICE VALUE FUND)


     At its meeting on May 17, 2005, the Board of Trustees (the "Board") of the JNL/T. Rowe Price Value Fund (the "Fund"), including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement (the "Agreement") with T. Rowe Price (the "Sub-adviser") through June 30, 2006. In considering the Agreement, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Board of Trustees also periodically considers other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by Jackson National Asset Management, LLC (the "Adviser") and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of all material factors, the Board, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Board balanced the various factors based on all the facts and circumstances applicable to each sub-advisory relationship. The following summaries do not detail every matter considered. In reaching its conclusion, the Board considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Board examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Board reviewed the Sub-adviser's key personnel providing investment management services to the Fund. The Board also considered information on the Sub-adviser's duties, under the Agreement, in serving as the Fund's investment Sub-adviser, including responsibilities investment research and stock selection, adherence to the Fund's investment restrictions and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the Fund benefits from the services provided by the Sub-adviser, under the Agreement, as a result of the Sub-adviser's experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Board considered information on the performance of the Fund and the Sub-adviser, including comparative performance information. The Board reviewed information prepared by Lipper, which ranked the Fund in the second quartile versus its peers for total return for the one- and three-year periods ended December 31, 2004. The Fund outperformed its benchmark and corresponding Lipper benchmark for the one-year period and was inline with its benchmarks for the three-year period. The Board noted the strong Fund performance record achieved by the Sub-adviser, relative to the Fund's peers, and believed that, while past performance is no guarantee of future performance, it is in the best interest of the Fund and its shareholders to renew the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Board examined the Sub-adviser's costs in serving as the Fund's investment manager, including the costs associated with the personnel and systems necessary to manage the Fund for 2004. The Board also considered the profitability of the Sub-adviser from their relationship with the Fund. The Board examined the sub-adviser fee for the Fund, as compared to that of other funds, and accounts managed by the Sub-adviser, and of comparable funds managed by other advisers, in addition to its Lipper average. The Fund's sub-adviser fee of 0.41% is just below the Lipper average of 0.43%. Effective January 1, 2005, the sub-adviser fee was reduced to 0.39%. The Board concluded that the Sub-adviser's positive performance record makes it reasonable to conclude that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Board considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Board has reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Board concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shared with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Board noted that it would be reasonable for the Board to conclude that, under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     In evaluating the benefits that accrue to the Sub-adviser, the Board reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-advisers to the JNL Funds. Through its relationship with the Fund, the Board recognized that the Adviser and its affiliate serve the Fund in various capacities, including as distributor. The Sub-adviser pays part of the costs of various meetings organized and run by the distributor for its variable insurance product wholesalers. The meetings are arranged by the distributor, and provide an opportunity for the Sub-adviser to educate the wholesalers and, in the case of the due diligence meetings, certain agents. The Board considered the payments made by the Sub-adviser. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

                                JNL SERIES TRUST

A Special Meeting of the Shareholders of the JNL Series Trust held April 20,
2005.

The following proposal was voted upon at the meeting:

1. To approve or disapprove the Plan by and among the JNL/Alliance Capital Growth Fund and JNL/T. Rowe Price Established Growth Fund, providing for the reorganization of the JNL/Alliance Capital Growth Fund with and into the JNL/T. Rowe Price Established Growth Fund.

                                                   AFFIRMATIVE            AGAINST                WITHHOLD
         JNL/Alliance Capital Growth Fund         1,087,308.833          14,296.591             72,993.805
         (Class A)



Item 2. Code of Ethics.

Not applicable to the semi-annual filing.


Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.


Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.


Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.


Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.


Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.


Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 22, 2005, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 1st day of September 2005.

                  JNL SERIES TRUST
                  (Registrant)

             By:  /s/ Robert A. Fritts
                  --------------------------------------------------
                  Robert A. Fritts
                  President, CEO and Trustee


     Pursuant to the requirements of the Securities Act, this Report has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts                                           September 1, 2005
----------------------                                         ----------------
Robert A. Fritts
President, Chief Executive Officer & Trustee

/s/ Mark D. Nerud                                              September 1, 2005
-----------------------                                        ----------------
Mark D. Nerud
Chief Financial Officer

                                  EXHIBIT LIST

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.